As filed with the Securities and Exchange Commission on April 30, 2026
1933 Act Registration No. 033-00507
1940 Act Registration No. 811-04419
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
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  Pre-Effective Amendment No.
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  Post-Effective Amendment No. 176
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and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☒
  Amendment No. 177
(Check appropriate box or boxes.)
TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
1801 California St., Suite 5200, Denver, Colorado 80202
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: 1-800-851-9777
Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202
(Name and Address of Agent for Service)
It is proposed that this filing will become effective: (check appropriate box)
☐
immediately upon filing pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
☐
on (date) pursuant to paragraph (a)(2)
☒
on May 1, 2026 pursuant to paragraph (b)
If appropriate, check the following box:
☐
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Series Trust
Prospectus May 1, 2026

Portfolio	Class
Transamerica 60/40 Allocation VP	Service
Transamerica Aegon Bond VP	Initial and Service
Transamerica Aegon Core Bond VP	Initial and Service
Transamerica Aegon High Yield Bond VP	Initial and Service
Transamerica Aegon Sustainable Equity Income VP	Initial and Service
Transamerica Aegon U.S. Government Securities VP	Initial and Service
Transamerica American Funds Managed Risk VP	Service
Transamerica BlackRock Government Money Market VP	Initial and Service
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	Initial and Service
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	Initial and Service
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	Initial and Service
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	Initial and Service*
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	Initial and Service*
Transamerica BlackRock iShares Edge 40 VP	Initial and Service
Transamerica BlackRock iShares Edge 50 VP	Service
Transamerica BlackRock iShares Edge 75 VP	Service
Transamerica BlackRock iShares Edge 100 VP	Service
Transamerica BlackRock iShares Tactical – Balanced VP	Initial and Service
Transamerica BlackRock iShares Tactical – Conservative VP	Initial and Service
Transamerica BlackRock iShares Tactical – Growth VP	Initial and Service
Transamerica BlackRock Real Estate Securities VP	Initial and Service
Transamerica BlackRock Tactical Allocation VP	Initial and Service
Transamerica Goldman Sachs 70/30 Allocation VP	Service
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	Initial and Service
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	Initial and Service
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	Initial and Service
Transamerica Great Lakes Advisors Large Cap Value VP	Initial and Service*
Transamerica International Focus VP	Initial and Service
Transamerica Janus Balanced VP	Initial and Service
Transamerica Janus Mid-Cap Growth VP	Initial and Service
Transamerica JPMorgan Asset Allocation – Conservative VP	Initial and Service
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Initial and Service
Transamerica JPMorgan Asset Allocation – Moderate VP	Initial and Service
Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP)	Initial and Service
Transamerica JPMorgan Enhanced Index VP	Initial and Service
Transamerica JPMorgan International Moderate Growth VP	Initial and Service
Transamerica JPMorgan Tactical Allocation VP	Initial and Service
Transamerica Madison Diversified Income VP	Initial and Service*
Transamerica Market Participation Strategy VP	Initial and Service*
Transamerica Morgan Stanley Capital Growth VP	Initial
Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP	Initial and Service*
Transamerica Morgan Stanley Global Allocation VP	Initial and Service
Transamerica MSCI EAFE Index VP	Initial and Service
Transamerica Multi-Managed Balanced VP	Initial and Service
Transamerica PineBridge Inflation Opportunities VP	Initial and Service
Transamerica ProFund UltraBear VP	Initial and Service*
Transamerica S&P 500 Index VP	Initial and Service
Transamerica Small/Mid Cap Value VP	Initial and Service
Transamerica T. Rowe Price Small Cap VP	Initial and Service
Transamerica TSW International Equity VP	Initial and Service
Transamerica TSW Mid Cap Value Opportunities VP	Initial and Service
Transamerica WMC US Growth VP	Initial and Service
* The portfolio does not currently offer Initial Class shares.
None of the portfolios of Transamerica Series Trust have a ticker symbol.
Neither the U.S. Securities and Exchange Commission nor U.S. Commodity Futures Trading Commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.
TST0526

Transamerica 60/40 Allocation VP

Investment Objective: Seeks long-term capital appreciation and current income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Service
Management fees	0.30%
Distribution and service (12b-1) fees	0.25%
Other expenses[1]	0.07%
Acquired fund fees and expenses[2]	0.25%
Total annual fund operating expenses	0.87%
Fee waiver and/or expense reimbursement[3]	0.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.69%
1
Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.08% for Service Class shares.
2
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
3
Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has contractually agreed to waive 0.18% of its management fee through May 1, 2027. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Service Class	$70	$260	$465	$1,056
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 14% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio invests its assets in a combination of Transamerica funds (“underlying portfolios”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the underlying portfolios, and determines the amount invested in each of them, based on the portfolio’s investment objective, and may make changes from time to time without notice and without shareholder approval.
Under normal circumstances, the portfolio expects to allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 60% of its net assets in equities and approximately 40% of its net assets in fixed-income. In the short-term, actual asset allocations may vary.
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The underlying portfolios may invest in derivatives such as futures contracts, options and swaps. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests.
The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios. The portfolio may invest in a limited number of underlying portfolios.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit

Transamerica 60/40 Allocation VP

and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio's prospectus identifies certain risks of each underlying portfolio.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.

Transamerica 60/40 Allocation VP

Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Index Tracking – While certain underlying portfolios may seek to track the performance of an index (i.e., achieve a high degree of correlation with the applicable index), the returns of any underlying portfolios that seek to track an index may not match the returns of the applicable index.
Management – The value of your investment may go down if the Investment Manager’s judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the Investment Manager, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the Investment Manager’s investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The Investment Manager is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying portfolios. For example, the Investment Manager has an incentive to select an underlying Transamerica fund over an unaffiliated fund because it receives more revenue, even if the unaffiliated fund has better investment performance or lower total expenses. The Investment Manager also has an incentive to allocate the portfolio’s assets to those underlying portfolios paying the highest net management fees to the Investment Manager, to those which are sub-advised by an affiliate of the Investment Manager, and/or to subscale underlying portfolios to reduce amounts waived and/or reimbursed by the Investment Manager to maintain applicable expense caps.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements).
Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest

Transamerica 60/40 Allocation VP

rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Industry Concentration – Certain underlying portfolios may concentrate their investments in issuers of one or more particular industries. Concentration in a particular industry subjects an underlying portfolio to the risks associated with that industry. As a result, an underlying portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than underlying portfolios investing in a broader range of industries.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a

Transamerica 60/40 Allocation VP

limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Passive Investment – Because the sub-adviser of an underlying portfolio seeking to track an index does not select individual companies in the index that the underlying portfolio tracks, the underlying portfolio may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Structure  Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica funds. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	12.82%
Worst Quarter:	3/31/2020	-12.08%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	Since Inception	Inception Date
Service Class	14.90%	7.88%	7.97%	1/12/2018
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	13.89%
Transamerica 60/40 Allocation VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	15.57%	7.69%	8.16%
1 The Transamerica 60/40 Allocation VP Blended Benchmark consists of the following: 45% S&P 500® Index, 15% MSCI EAFE Index and 40% Bloomberg US Aggregate Bond Index.

Transamerica 60/40 Allocation VP

Management:
Investment Manager: Transamerica Asset Management, Inc. Portfolio Managers:
Kane Cotton, CFA	Portfolio Manager	since January 2018
E. Kele Evans, CFA	Portfolio Manager	since February 2026
Rufat Garalov, CFA	Portfolio Manager	since May 2021
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica 60/40 Allocation VP

Transamerica Aegon Bond VP

Investment Objective: Seeks to provide high total return through a combination of current income and capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.49%	0.49%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.53%	0.78%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$54	$170	$296	$665
Service Class	$80	$249	$433	$966
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 69% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities, which may include dollar rolls, U.S. government and foreign government bonds and notes
(including emerging markets), mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), convertible bonds and other convertible securities, bank loans and loan participations, structured notes, and preferred securities.
Under normal circumstances, at least 70% of the portfolio’s net assets will be invested in (a) debt securities rated investment grade or higher (rated at least BBB by Standard & Poor’s or Fitch or Baa by Moody’s) by at least two rating agencies or, if unrated, are determined to be of comparable quality by the sub-adviser; (b) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, or A-1 or A-2 by Standard & Poor’s; and/or (d) cash or cash equivalents. Up to 30% of the portfolio’s net assets may be invested in debt securities that do not meet the investment grade criteria referred to above (commonly known as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). The portfolio may invest in securities of any maturity and does not have a target average duration.
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environments and global asset classes and proprietary “bottom-up” research of sectors, industries, issuers and individual securities. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement and relative value of markets and securities prices worldwide. In its proprietary “bottom-up” research of corporate and sovereign debt and other fixed-income securities, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the portfolio. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, commercial mortgage-backed securities, certain asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), structured notes, certain preferred securities, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in dollar rolls, U.S. government bonds and notes, U.S. agency securities, convertible bonds, other convertible securities, certain bank loans and loan participations,

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asset-backed commercial paper, cash, certain cash equivalent securities, equity securities, common stocks, rights, warrants, derivatives, repurchase agreements and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.

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Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive

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regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Bank Obligations – Investments in bank obligations may expose the portfolio to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Distressed or Defaulted Securities – Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. The portfolio may incur costs to protect its investment, and the portfolio could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio’s ability to purchase or repurchase securities may be restricted.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary

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for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.
Municipal Securities – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the portfolio invests significantly in a single state or

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in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Structured Instruments – The portfolio may invest in, or have exposure to, various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. Structured instruments may be leveraged and may behave in ways not anticipated by the portfolio, or they may not receive tax, accounting or regulatory treatment anticipated by the portfolio. Structured instruments may also be less liquid and more difficult to value accurately than more traditional securities and instruments.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses.

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U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2022, the portfolio was named Transamerica PIMCO Total Return VP, had a different sub-adviser, and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	6.84%
Worst Quarter:	3/31/2022	-6.05%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	7.13%	-0.34%	2.08%	5/1/2002
Service Class	6.78%	-0.60%	1.82%	5/1/2003
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon USA Investment Management, LLC Portfolio Managers:
Tyler A. Knight, CFA	Portfolio Manager	since November 2022
Brian W. Westhoff, CFA	Portfolio Manager	since November 2022
Norbert King	Portfolio Manager	since March 2025
Sivakumar N. Rajan	Portfolio Manager	since December 2022
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily

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do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective: Seeks to achieve maximum total return.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.42%	0.42%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[1]	0.06%	0.06%
Total annual fund operating expenses	0.48%	0.73%
1
Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.07% for Initial Class and Service Class shares.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$49	$154	$269	$604
Service Class	$75	$233	$406	$906
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 113% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor's or Fitch or Baa from Moody's or are of comparable quality as determined by the sub-adviser. The portfolio's weighted average duration will typically range from 3 to 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The portfolio’s investments may include debt securities of foreign issuers, including emerging market debt securities. The portfolio may invest in securities that are denominated in U.S. dollars and in foreign currencies.
The portfolio may invest up to 10% of its net assets in emerging market debt securities and up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of its net assets in emerging market debt securities and high-yield debt securities combined. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate, government and agency debt, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine sector, security, yield curve, and duration positions for the portfolio. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for investment grade corporate debt securities, foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper)

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and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, asset-backed commercial paper, dollar rolls, repurchase agreements, derivatives, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or

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depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.

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Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio’s ability to purchase or repurchase securities may be restricted.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes

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in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.
Municipal Securities – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the portfolio invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight

Transamerica Aegon Core Bond VP

to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2022, the portfolio was named Transamerica JPMorgan Core Bond VP, had a different sub-adviser, and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	6.82%
Worst Quarter:	3/31/2022	-5.46%

Transamerica Aegon Core Bond VP

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	6.99%	-0.14%	2.09%	10/2/1986
Service Class	6.73%	-0.38%	1.84%	5/1/2003
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon USA Investment Management, LLC Portfolio Managers:
Daniel Belton, CFA	Portfolio Manager	since March 2025
Tyler A. Knight, CFA	Portfolio Manager	since November 2022
Brian W. Westhoff, CFA	Portfolio Manager	since November 2022
Sivakumar N. Rajan	Portfolio Manager	since November 2022
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Aegon Core Bond VP

Transamerica Aegon High Yield Bond VP

Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.55%	0.55%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.09%	0.09%
Total annual fund operating expenses	0.64%	0.89%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$65	$205	$357	$798
Service Class	$91	$284	$493	$1,096
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 38% of the average value of its portfolio.
Principal Investment Strategies: The portfolio's sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio's objective by investing, under normal circumstances, at least 80% of the portfolio's net assets (plus the amount of borrowings, if any, for investment purposes) in high-yield bonds (commonly known as “junk bonds”). The portfolio normally invests primarily in U.S. securities.
Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the sub-adviser). The sub-adviser seeks to achieve high returns for the portfolio while maintaining a reasonable risk profile.
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub-adviser believes affect the movement of markets and securities prices worldwide. This “top-down” analysis assists the sub-adviser in analyzing portfolio risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the portfolio. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for high-yield bonds, foreign securities (including emerging markets), investment grade bonds, certain asset-backed securities, private residential mortgage-backed securities, certain preferred equity, privately issued debt securities issued pursuant to Rule 144A or Regulation S and certain cash equivalents (including corporate commercial paper) alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in certain bank loans, U.S. Treasury and agency mortgage-backed securities, common equity, cash, certain cash equivalent securities, asset-backed commercial paper, repurchase agreements and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
The portfolio has no maturity or duration requirements or limitations. The portfolio may invest in foreign securities, including up to 10% of its net assets in emerging market securities. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations.

Transamerica Aegon High Yield Bond VP

To a lesser extent, the portfolio may invest in investment grade bonds, bank loans, asset backed and mortgage backed securities, preferred equity securities, common equity securities (received in connection with exchanges or restructurings) and cash equivalents. The portfolio may also invest in hybrid instruments having both debt and equity characteristics.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of

Transamerica Aegon High Yield Bond VP

fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Distressed or Defaulted Securities – Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative with respect to the issuers’ continuing ability to make principal and interest payments. The portfolio may incur costs to protect its investment, and the portfolio could lose its entire investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Bank Obligations – Investments in bank obligations may expose the portfolio to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing,

Transamerica Aegon High Yield Bond VP

redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, economic conditions (including sanctions), weather events, world events and disputes among energy-producing countries likewise may affect the productivity or performance of companies in these industries. Companies in the energy sector may also be at increased risk for litigation and negative publicity or public perception. Such events and related conditions may lead to increased volatility in the energy sector.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk.
There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do

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so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead

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to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	10.05%
Worst Quarter:	3/31/2020	-15.55%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	8.46%	4.12%	5.91%	6/1/1998
Service Class	8.27%	3.89%	5.64%	5/1/2003
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.44%
Bloomberg US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)	8.62%	4.50%	6.52%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon USA Investment Management, LLC Portfolio Managers:
Kevin Bakker, CFA	Portfolio Manager	since November 2009
Andrew Maslan	Portfolio Manager	since April 2026
James K. Schaeffer, Jr.	Portfolio Manager	since March 2011
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica Aegon Sustainable Equity Income VP

Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.66%	0.66%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Total annual fund operating expenses	0.72%	0.97%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$74	$230	$401	$894
Service Class	$99	$309	$536	$1,190
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 17% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Aegon Asset Management UK plc (the “sub-adviser”), deploys an active strategy that generally invests in large and middle capitalization U.S. companies, focusing on those that pay dividends and that the sub-adviser views as having a favorable sustainability profile. Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub-adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub-adviser normally seeks to invest in companies that fall within one of three groupings established by the sub-adviser. One group is “compounders” or those companies that the sub-adviser sees as consistent annual dividend growers with long-term records of growing dividend-per-share. A second group is “hoarders” or those companies that are viewed by the sub-adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de-equitizers” with capital structures that the sub-adviser believes offer the potential for mergers and acquisitions or share buy-backs.
In addition, the sub-adviser applies its sustainability assessment framework in evaluating each company considered for the portfolio. The sub-adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub-adviser will invest at least 85% of the portfolio’s net assets in stocks of companies with what the sub-adviser views as having positive sustainability credentials, which are companies the sub-adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub-adviser may invest up to 15% of the portfolio’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub-adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub-adviser maintains an exclusion list containing companies involved in a range of activities that the sub-adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub-adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub-adviser utilizes Morgan Stanley Capital International (“MSCI”) and Institutional Shareholder Services Inc. (“ISS”) to check revenue exposure to excluded activities. As the portfolio’s portfolio securities are

Transamerica Aegon Sustainable Equity Income VP

reviewed during the course of a year, or as material corporate events occur, the sub-adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub-adviser’s Responsible Investment team, composed of employees of the sub-adviser and certain of its affiliates, forms a key part of the sub-adviser’s investment process. For companies not excluded based on the sub-adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub-adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub-adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub-adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
•
Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top-quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.
•
“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.
•
“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub-adviser’s Responsible Investment team.
•
“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the portfolio’s net assets will be invested in any combination of companies classified by the sub-adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the portfolio. The remaining proportion of the portfolio (constituting a maximum of 15% of the portfolio’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub-adviser constructs a portfolio of individual stocks, selected on a “bottom-up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The portfolio will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the portfolio’s net assets (10% maximum position weighting). Non-U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the portfolio’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub-adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the portfolio’s net assets.
The portfolio may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the portfolio, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub-adviser’s sustainability assessment framework.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.

Transamerica Aegon Sustainable Equity Income VP

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Dividend Paying Stock – There can be no assurance that the issuers of the stocks held by the portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The portfolio's emphasis on dividend paying stocks could cause the portfolio's share price and total return to fluctuate more than, or cause the portfolio to underperform, similar portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Sustainability Investing – Applying sustainability criteria to the sub-adviser’s investment analysis for the portfolio may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the portfolio may forgo some investment opportunities available to funds that do not apply sustainability investing principles or that apply different sustainability criteria. Applying sustainability criteria may impact the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the portfolio’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The portfolio’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principles or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The portfolio’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the portfolio’s ability to invest in accordance with its sustainability strategy.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs

Transamerica Aegon Sustainable Equity Income VP

and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

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Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Sustainability Data – Sustainability information from third-party data providers may be incomplete, inaccurate, delayed or unavailable. There are not currently universally accepted sustainability standards or standardized practices for researching, generating, or analyzing sustainability data, classifications, screens, and ratings (“Sustainability Data”). The factors and criteria considered when generating Sustainability Data and the results of such sustainability research may differ widely across third-party Sustainability Data providers. The evaluation of sustainability factors and criteria is often subjective, is often evolving and subject to ongoing refinement, and the third-party Sustainability Data providers used by the portfolio may not identify or evaluate every relevant sustainability factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party Sustainability Data provider may not always be successful in identifying material sustainability information about a particular company. The portfolio may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit the intended sustainability characteristics if different metrics or Sustainability Data providers were used to evaluate them. Because sustainability considerations are still an emerging area of investment focus, sustainability information and metrics can be difficult to obtain or not able to be obtained. The evaluation of sustainability factors and implementation of sustainability-related investment restrictions (e.g., screens) rely on the availability of timely, complete, and accurate Sustainability Data reported by issuers and/or third-party research providers. Sustainability Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. The successful implementation of the portfolio’s strategy is therefore dependent, in part, on the sustainability factors identified and considered and research methodologies employed by applicable third-party Sustainability Data providers, as well as the timely availability of accurate information. Due to the specialized resources necessary to obtain sustainability-related information underlying or related to the Sustainability Data provided by applicable third-party sustainability research firms, the sub-adviser does not independently test or verify the data provided by such firms.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different

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valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to December 1, 2020, the portfolio was named Transamerica Barrow Hanley Dividend Focused VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2020	15.41%
Worst Quarter:	3/31/2020	-29.69%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	11.26%	8.39%	7.35%	5/1/1996
Service Class	10.99%	8.11%	7.08%	5/1/2003
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	10.53%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon Asset Management UK plc Portfolio Managers:
Mark Peden, CFA	Portfolio Manager	since December 2020
Robin Black	Portfolio Manager	since December 2020
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica Aegon U.S. Government Securities VP

Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.52%	0.52%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.07%	0.07%
Total annual fund operating expenses	0.59%	0.84%
Fee waiver and/or expense reimbursement[1]	0.03%	0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.56%	0.81%
1
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.56% for Initial Class shares and 0.81% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$57	$186	$326	$735
Service Class	$83	$265	$463	$1,034
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 78% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government debt obligations, or obligations guaranteed by U.S. government agencies or government sponsored entities and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities. These securities may include:
•
U.S. Treasury obligations
•
Obligations issued by or guaranteed by U.S. government agencies or government-sponsored entities, including inflation-protected bonds. Obligations guaranteed by U.S. government agencies or government-sponsored entities include issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise
•
Mortgage-backed securities guaranteed by Ginnie Mae or other U.S. government agencies or government-sponsored entities such as Freddie Mac or Fannie Mae
•
Collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by the U.S. government or its agencies and government-sponsored entities
The weighted average duration of the portfolio will generally range from four to eight years.
The portfolio may invest up to 20% of its net assets in investment grade corporate bonds, short-term corporate debt securities, asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities not guaranteed by the U.S. government, zero coupon bonds, “interest only” or “principal only” securities, high yield debt securities, debt securities of foreign corporate or sovereign issuers in developed countries, and obligations of U.S. banks and foreign banks denominated in U.S. dollars or other currencies. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the portfolio’s sub-adviser.
The portfolio invests in debt obligations that the sub-adviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. In managing the portfolio’s assets, the sub-adviser uses a combination of global

Transamerica Aegon U.S. Government Securities VP

“top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of government debt and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub-adviser believes affect the movement of markets and securities prices worldwide. This information helps to inform the sub-adviser’s decisions regarding the portfolio’s duration, yield-curve positioning and level of exposure to various asset classes. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, cash flows, capital structure and, as applicable, collateral.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures (including regularly employing interest rate futures), forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis. The portfolio may also invest in dollar rolls.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal

Transamerica Aegon U.S. Government Securities VP

agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.

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Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses.
Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio’s ability to purchase or repurchase securities may be restricted.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Bank Obligations – Investments in bank obligations may expose the portfolio to adverse developments in or related to the banking industry. Banks are sensitive to changes in money market and general economic conditions. Banks are highly regulated. Decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.

Transamerica Aegon U.S. Government Securities VP

Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Zero Coupon Bonds – Zero coupon bonds pay no interest during the life of the obligation but trade at prices below their stated maturity value. Although these securities lock in a rate of return to maturity, they may be subject to greater fluctuations in market value than securities that pay interest periodically.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.

Transamerica Aegon U.S. Government Securities VP

The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	3/31/2020	6.50%
Worst Quarter:	3/31/2022	-5.68%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	5.85%	-1.28%	1.18%	5/13/1994
Service Class	5.56%	-1.52%	0.94%	5/1/2003
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.44%
Bloomberg US Government Index (reflects no deduction for fees, expenses or taxes)	6.31%	-0.94%	1.38%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon USA Investment Management, LLC Portfolio Managers:
Tyler A. Knight, CFA	Portfolio Manager	since May 2014
Sivakumar N. Rajan	Portfolio Manager	since April 2021
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Aegon U.S. Government Securities VP

Transamerica American Funds Managed Risk VP

Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Service
Management fees	0.53%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Acquired fund fees and expenses[1]	0.29%
Total annual fund operating expenses	1.10%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Service Class	$112	$350	$606	$1,340
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 4% of the average value of its portfolio. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the portfolio’s turnover rate.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, Milliman Financial Risk Management LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in the American Funds Insurance Series Asset Allocation FundSM (the “Underlying Portfolio”). The portfolio employs a risk management strategy in an effort to manage return volatility.
The investment objective of the Underlying Portfolio is to seek to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term. In seeking to pursue its investment objective, the Underlying Portfolio varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Underlying Portfolio’s investment adviser, Capital Research and Management CompanySM, expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2025, the Underlying Portfolio was approximately 65.3% invested in equity securities, 30.9% invested in debt securities and 3.8% invested in cash and cash equivalent securities. The proportion of equities, debt and money market securities held by the Underlying Portfolio varies with market conditions and its investment adviser’s assessment of their relative attractiveness as investment opportunities. The primary benchmark of the Underlying Portfolio is the S&P 500® Index.
The Underlying Portfolio invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Underlying Portfolio focuses on investments in medium to larger capitalization companies, the Underlying Portfolio’s investments are not limited to a particular capitalization size. The Underlying Portfolio may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Underlying Portfolio may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Portfolio’s investment adviser or unrated but determined to be of equivalent quality by the Underlying Portfolio’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The Underlying Portfolio’s investment adviser uses a system of multiple portfolio managers in managing the Underlying Portfolio’s assets. Under this approach, the portfolio of the

Transamerica American Funds Managed Risk VP

Underlying Portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested.
The Underlying Portfolio relies on the professional judgment of its investment adviser to make decisions about the Underlying Portfolio’s portfolio investments. The basic investment philosophy of the Underlying Portfolio’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The Underlying Portfolio’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Underlying Portfolio’s investment adviser believes that they no longer represent relatively attractive investment opportunities.
The portfolio seeks to manage return volatility by employing a managed risk strategy. The portfolio’s managed risk strategy seeks to stabilize the volatility of the portfolio around a target volatility level. Managing to the portfolio’s volatility target is expected to, on average over time, result in approximately 60% equity related exposure and approximately 40% fixed income exposure. Managing to the target volatility level may, at times, result in the portfolio’s exposures varying significantly from this asset mix goal. The sub-adviser may use derivative instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other derivative instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell derivative instruments based on one or more market indices in an attempt to maintain the portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual derivative instruments that it believes will have prices that are highly correlated to the Underlying Portfolio’s positions. The sub-adviser adjusts derivative instruments to manage overall net portfolio risk exposure, in an attempt to stabilize the volatility of the portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant market declines. The sub-adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the portfolio’s derivative instruments accordingly. In addition, the sub-adviser will monitor liquidity levels of relevant derivative instruments and transparency provided by exchanges or the counterparties in derivatives transactions.
The sub-adviser adjusts derivatives positions to manage overall net portfolio risk exposure. The sub-adviser may, during periods of rising security prices, implement strategies in an attempt to preserve gains on the portfolio’s positions. The sub-adviser may, during periods of falling security prices, implement additional strategies in an effort to reduce losses in adverse market conditions. In these situations, the sub-adviser’s activity could significantly reduce the portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy may be used to decrease the amount of derivative instruments used to hedge the portfolio. The sub-adviser also adjusts derivative instruments to realign individual positions when the portfolio's asset allocation profile is rebalanced. The target volatility level will be set from time to time by the investment adviser and sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and sub-adviser.
Depending on market conditions, scenarios may occur where the portfolio has no positions in any derivative instruments.
The portfolio is non-diversified.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in the Underlying Portfolio, is subject to the risks of the Underlying Portfolio. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in the Underlying Portfolio). The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.

Transamerica American Funds Managed Risk VP

The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s and Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolio – Because the portfolio invests its assets in the Underlying Portfolio, its ability to achieve its investment objective depends largely on the performance of the Underlying Portfolio in which it invests. The Underlying Portfolio in which the portfolio may invest has its own investment risks, and those

Transamerica American Funds Managed Risk VP

risks can affect the value of the Underlying Portfolio’s shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of the Underlying Portfolio will be achieved. In addition, the portfolio will bear a pro rata portion of the operating expenses of the Underlying Portfolio in which it invests.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Non-Diversification – As a “non-diversified” portfolio, the portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
CFTC Regulation – The Investment Manager has registered as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment manager to the portfolio. The Investment Manager is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (“CFTC”), and is a member of the National Futures Association and is also subject to its rules and oversight. Regulation of commodity investing continues to change, and additional compliance and other expenses may be incurred.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

Transamerica American Funds Managed Risk VP

Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited

Transamerica American Funds Managed Risk VP

management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar year ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	8.70%
Worst Quarter:	3/31/2020	-10.24%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Service Class	11.48%	7.11%	7.12%	5/1/2015
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Transamerica American Funds Managed Risk VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	13.70%	8.47%	9.78%
1 The Transamerica American Funds Managed Risk VP Blended Benchmark consists of the following: S&P 500® Index, 60%; and Bloomberg US Aggregate Bond Index, 40%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Milliman Financial Risk Management LLC Portfolio Managers:
Adam Schenck, CFA	Portfolio Manager	since June 2015
Maria Schiopu, CFA	Portfolio Manager	since May 2018
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.

Transamerica American Funds Managed Risk VP

Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica American Funds Managed Risk VP

Transamerica BlackRock Government Money Market VP

Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.24%	0.24%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.29%	0.54%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$30	$93	$163	$368
Service Class	$55	$173	$302	$677
Principal Investment Strategies: The portfolio is a government money market fund. The portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in:
•
high-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;
•
repurchase agreements that are fully collateralized by U.S. government securities or cash; and
•
cash.
The portfolio's sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the portfolio's total assets (plus the amount of borrowings, if any, for investment purposes) in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements fully collateralized by such obligations or cash. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements fully collateralized by such obligations.
The portfolio will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the portfolio at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the portfolio.
The portfolio invests in accordance with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission.
The portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. The portfolio may invest in other government money market funds to the extent permitted by law.
If the portfolio takes a temporary defensive position, it will be more difficult for the portfolio to achieve its investment objective. Although the sub-adviser has the ability to take temporary defensive positions, it may choose not to do so for a variety of reasons, including during volatile market conditions.
Principal Risks: You could lose money by investing in the portfolio. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The portfolio’s sponsor is not required to reimburse the portfolio for losses, and you should not expect that the sponsor will provide financial support to the portfolio at any time, including during periods of market stress.
You should be aware that money market funds have, in the past, “broken the buck,” which means that investors did not receive $1.00 per share for their investment in those funds, and this could happen again. If a money market fund breaks the buck or if money market funds are perceived to be likely to do so, there could be significant redemptions from money market funds, driving market prices of securities down and making it more difficult for the fund to maintain a $1.00 per share net asset value.
If one or more money market funds were to incur a sizeable loss or impose fees on redemptions or suspend redemptions, there could be significant redemptions from money market funds in general, potentially driving the market prices of money market instruments down and adversely affecting market liquidity.

Transamerica BlackRock Government Money Market VP

There is no assurance that the portfolio will meet its investment objective. The portfolio could underperform short-term debt instruments, other money market funds or similar investments, or you could lose money. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully.
Market – Factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, lack of liquidity or other disruptions in the bond markets, or other adverse market events and conditions could cause the value of your investment in the portfolio, or its yield, to decline. While the portfolio seeks to maintain a $1.00 share price, when market prices fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio's investments and the portfolio's ability to preserve the value of your investment at $1.00 per share, and generally for economies and markets in the U.S. and elsewhere.
Government Money Market Fund – The portfolio operates as a “government” money market fund under applicable federal regulations and invests in U.S. government securities. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the portfolio’s ability to preserve the value of your investment at $1.00 per share. An increased demand for U.S. government securities could affect the availability of such instruments for investment and the portfolio's ability to pursue its investment strategies. The portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” on portfolio redemptions, as permitted under Rule 2a-7. However, the Board reserves the right, with notice to shareholders, to change this policy.
Interest Rate – The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. The portfolio's yield will tend to lag behind general changes in interest rates. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the portfolio. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase. During periods of extremely low or negative short-term interest rates, the portfolio may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Credit – An issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio may be unable or unwilling to meet its financial obligations or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) to be less creditworthy, or the value of assets underlying a security may decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Transamerica BlackRock Government Money Market VP

Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Management – The portfolio is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results. The sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry or sector, or about the economy or interest rates, may be incorrect. The portfolio is also subject to the risk of imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by the sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the sub-adviser’s investment style fails to produce the desired results. Any of these things could cause the portfolio to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Redemption – The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the portfolio has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the portfolio could have an adverse impact on the remaining shareholders in the portfolio. In addition, the portfolio may suspend redemptions when permitted by applicable regulations.
Underlying Government Money Market Funds – The portfolio may invest in other government money market funds. Each of the underlying government money market funds in which the portfolio may invest has its own investment risks. There can be no assurance that the investment objective of any underlying government money market fund will be achieved. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying government money market funds in which it invests.
Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows the portfolio’s average annual total returns for different periods.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.

Transamerica BlackRock Government Money Market VP

Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to May 1, 2016, the portfolio operated as a “prime” money market portfolio and invested in certain types of securities that the portfolio is no longer permitted to hold. Consequently, the performance information below might have been different if the current investment limitations had been in effect prior to the conversion to a government money market portfolio. Performance shown for periods prior to May 1, 2016 reflects the portfolio’s former investment strategy.
Prior to November 1, 2018, the portfolio was named Transamerica Aegon Government Money Market VP, had a different sub-adviser, and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	1.31%
Worst Quarter:	3/31/2017	0.00%

7-DAY YIELD (as of December 31, 2025)
Initial Class = 3.43%
Service Class = 3.17%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	4.07%	3.05%	1.91%	10/2/1986
Service Class	3.81%	2.91%	1.72%	5/1/2003
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock Government Money Market VP

Transamerica BlackRock iShares Active Asset Allocation –
Conservative VP

Investment Objective: Seeks current income and preservation of capital.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses[1]	0.12%	0.12%
Total annual fund operating expenses	0.68%	0.93%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.63%	0.88%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
2
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio's sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$64	$213	$374	$842
Service Class	$90	$291	$510	$1,138
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 91% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 35% in equity ETFs and approximately 65% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 20% to 50% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 7%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling. The sub-adviser expects to allocate back to riskier assets away from

Transamerica BlackRock iShares Active Asset Allocation –
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defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a

Transamerica BlackRock iShares Active Asset Allocation –
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particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the

Transamerica BlackRock iShares Active Asset Allocation –
Conservative VP

portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including

Transamerica BlackRock iShares Active Asset Allocation –
Conservative VP

central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies.
Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2021, the portfolio was named Transamerica QS Investors Active Asset Allocation – Conservative VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Transamerica BlackRock iShares Active Asset Allocation –
Conservative VP

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	7.77%
Worst Quarter:	6/30/2022	-7.68%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	9.02%	2.91%	4.43%	5/1/2011
Service Class	8.65%	2.65%	4.17%	5/1/2011
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	12.46%	3.78%	5.83%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica BlackRock iShares Active Asset Allocation – Conservative VP Blended Benchmark consists of the following: S&P 500® Index, 20%; MSCI EAFE Index, 11%; Russell 2000® Index, 4%; Bloomberg US Aggregate Bond Index, 47%; and Bloomberg U.S. 7-10 Year Treasury Index, 18%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since November 2021
Philip Green	Portfolio Manager	since November 2021
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Active Asset Allocation –
Conservative VP

Transamerica BlackRock iShares Active Asset Allocation –
Moderate Growth VP

Investment Objective: Seeks capital appreciation with current income as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Acquired fund fees and expenses[1]	0.14%	0.14%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%	0.89%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
2
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio's sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$65	$216	$379	$854
Service Class	$91	$295	$515	$1,150
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 143% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 70% in equity ETFs and approximately 30% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 30% to 95% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 14%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling. The sub-adviser expects to allocate back to riskier assets away from

Transamerica BlackRock iShares Active Asset Allocation –
Moderate Growth VP

defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay

Transamerica BlackRock iShares Active Asset Allocation –
Moderate Growth VP

principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the

Transamerica BlackRock iShares Active Asset Allocation –
Moderate Growth VP

portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including

Transamerica BlackRock iShares Active Asset Allocation –
Moderate Growth VP

central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies.
Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2021, the portfolio was named Transamerica QS Investors Active Asset Allocation – Moderate Growth VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Transamerica BlackRock iShares Active Asset Allocation –
Moderate Growth VP

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	10.21%
Worst Quarter:	3/31/2020	-15.60%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	10.87%	5.44%	5.20%	5/1/2011
Service Class	10.64%	5.18%	4.94%	5/1/2011
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	17.20%	8.25%	9.67%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP Blended Benchmark consists of the following: S&P 500® Index, 43%; MSCI EAFE Index, 20%; Russell 2000® Index, 7%; Bloomberg US Aggregate Bond Index, 20%; and Bloomberg U.S. 7-10 Year Treasury Index, 10%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since November 2021
Philip Green	Portfolio Manager	since November 2021
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Active Asset Allocation –
Moderate Growth VP

Transamerica BlackRock iShares Active Asset Allocation –
Moderate VP

Investment Objective: Seeks capital appreciation and current income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[1]	0.12%	0.12%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
2
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio's sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$61	$203	$357	$806
Service Class	$87	$282	$494	$1,103
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 118% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 50% in equity ETFs and approximately 50% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 25% to 70% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 10%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling. The sub-adviser expects to allocate back to riskier assets away from

Transamerica BlackRock iShares Active Asset Allocation –
Moderate VP

defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay

Transamerica BlackRock iShares Active Asset Allocation –
Moderate VP

principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the

Transamerica BlackRock iShares Active Asset Allocation –
Moderate VP

portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including

Transamerica BlackRock iShares Active Asset Allocation –
Moderate VP

central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies.
Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2021, the portfolio was named Transamerica QS Investors Active Asset Allocation – Moderate VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Transamerica BlackRock iShares Active Asset Allocation –
Moderate VP

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	9.12%
Worst Quarter:	3/31/2020	-11.23%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	9.70%	4.23%	4.92%	5/1/2011
Service Class	9.50%	3.98%	4.66%	5/1/2011
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	14.53%	5.70%	7.49%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica BlackRock iShares Active Asset Allocation – Moderate VP Blended Benchmark consists of the following: S&P 500® Index, 30%; MSCI EAFE Index, 15%; Russell 2000® Index, 5%; Bloomberg US Aggregate Bond Index, 35%; and Bloomberg U.S. 7-10 Year Treasury Index, 15%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since November 2021
Philip Green	Portfolio Manager	since November 2021
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Active Asset Allocation –
Moderate VP

Transamerica BlackRock iShares Dynamic Allocation –
Balanced VP

Investment Objective: Seeks capital appreciation and income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%[1]	0.04%
Acquired fund fees and expenses[2]	0.12%	0.12%
Total annual fund operating expenses	0.66%	0.91%
Fee waiver and/or expense reimbursement[3]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.61%	0.86%
1
Other expenses for Initial Class shares are based on estimates for the current fiscal year.
2
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
3
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio's sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$62	$206	$363	$818
Service Class	$88	$285	$499	$1,115
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 102% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 50% in equity ETFs and approximately 50% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 2.5% to 50% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 9.5%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling. The sub-adviser expects to allocate back to riskier assets away from

Transamerica BlackRock iShares Dynamic Allocation –
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defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying ETFs). Each risk described below may not apply to each underlying ETF and an underlying ETF may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay

Transamerica BlackRock iShares Dynamic Allocation –
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principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a

Transamerica BlackRock iShares Dynamic Allocation –
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particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise

Transamerica BlackRock iShares Dynamic Allocation –
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in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2021, the portfolio was named Transamerica Legg Mason Dynamic Allocation – Balanced VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Transamerica BlackRock iShares Dynamic Allocation –
Balanced VP

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	8.57%
Worst Quarter:	6/30/2022	-9.70%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Service Class	9.42%	4.24%	4.19%	5/1/2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	14.88%	6.12%	8.18%
1 The Transamerica BlackRock iShares Dynamic Allocation – Balanced VP Blended Benchmark consists of the following: S&P 500® Index, 35%; Bloomberg US Aggregate Bond Index, 25%; Bloomberg U.S. 7-10 Year Treasury Index, 25%; and MSCI EAFE Index, 15%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since November 2021
Philip Green	Portfolio Manager	since November 2021
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
The portfolio does not currently offer Initial Class shares.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Dynamic Allocation –
Balanced VP

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

Investment Objective: Seeks capital appreciation and income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%[1]	0.05%
Acquired fund fees and expenses[2]	0.10%	0.10%
Total annual fund operating expenses	0.65%	0.90%
Fee waiver and/or expense reimbursement[3]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%
1
Other expenses for Initial Class shares are based on estimates for the current fiscal year.
2
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
3
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio's sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$61	$203	$357	$806
Service Class	$87	$282	$494	$1,103
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 129% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 70% in equity ETFs and approximately 30% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 3.5% to 70% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 13%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling. The sub-adviser expects to allocate back to riskier assets away from

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying ETFs). Each risk described below may not apply to each underlying ETF and an underlying ETF may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2021, the portfolio was named Transamerica Legg Mason Dynamic Allocation – Growth VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	9.59%
Worst Quarter:	6/30/2022	-11.84%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Service Class	10.35%	6.72%	5.38%	5/1/2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	17.60%	9.03%	10.51%
1 The Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP Blended Benchmark consists of the following: S&P 500® Index, 50%; Bloomberg US Aggregate Bond Index, 15%; Bloomberg U.S. 7-10 Year Treasury Index, 15%; and MSCI EAFE Index, 20%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since November 2021
Philip Green	Portfolio Manager	since November 2021
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
The portfolio does not currently offer Initial Class shares.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP

Transamerica BlackRock iShares Edge 40 VP

Investment Objective: Seeks long-term capital appreciation and capital preservation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.30%	0.30%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.07%	0.07%
Acquired fund fees and expenses[1]	0.09%	0.09%
Total annual fund operating expenses	0.46%	0.71%
Fee waiver and/or expense reimbursement[2,3]	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.40%	0.65%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
2
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.31% for Initial Class shares and 0.56% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
3
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for the portfolio for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$41	$142	$252	$573
Service Class	$66	$221	$389	$877
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 4% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue factor-based investment strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality, size and lower volatility. Factor-based investment strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 40% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 30% of the portfolio’s net assets in U.S. equity ETFs, approximately 10% of the portfolio’s net assets in international equity ETFs, and approximately 60% of the portfolio’s net assets in fixed-income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as

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well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying ETFs). Each risk described below may not apply to each underlying ETF and an underlying ETF may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Factor-Based Investing – Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may

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lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares,

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and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary

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indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2018, the portfolio was named Transamerica AB Dynamic Allocation VP, had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	8.70%
Worst Quarter:	6/30/2022	-8.43%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	11.64%	3.47%	4.90%	5/1/2002
Service Class	11.42%	3.21%	4.65%	5/1/2003
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)	10.37%	2.95%	5.13%
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	21.09%	12.15%	12.17%
Transamerica BlackRock iShares Edge 40 VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	11.93%	4.15%	6.33%
1 The Transamerica BlackRock iShares Edge 40 VP Blended Benchmark consists of the following: 50% Bloomberg US Aggregate Bond Index; 23.5% MSCI USA Diversified Multi-Factor Index; 6.5% MSCI USA Minimum Volatility Index; 10% ICE BofAML US Corporate Index; 7.8% MSCI EAFE Minimum Volatility Index; and 2.2% MSCI EM Minimum Volatility Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Suzanne Ly, CFA	Portfolio Manager	since January 2025
Peter Tsang	Portfolio Manager	since January 2025
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Edge 40 VP

Transamerica BlackRock iShares Edge 50 VP

Investment Objective: Seeks long-term capital appreciation and capital preservation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Service
Management fees	0.30%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Acquired fund fees and expenses[1]	0.10%
Total annual fund operating expenses	0.69%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.64%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
2
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for the portfolio for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Service Class	$65	$216	$379	$854
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 5% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue factor-based investment strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality, size and lower volatility. Factor-based investment strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 50% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 37.5% of the portfolio’s net assets in U.S. equity ETFs, approximately 12.5% of the portfolio’s net assets in international equity ETFs, and approximately 50% of the portfolio’s net assets in fixed-income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying ETFs). Each risk described below may not apply to each underlying ETF and an underlying ETF may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.

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Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Factor-Based Investing – Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

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Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities

Transamerica BlackRock iShares Edge 50 VP

on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Transamerica BlackRock iShares Edge 50 VP

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	9.31%
Worst Quarter:	6/30/2022	-9.06%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	Since Inception	Inception Date
Service Class	12.35%	4.14%	5.95%	3/21/2016
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	21.09%	12.15%	12.53%
Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	13.82%	5.31%	7.29%
Transamerica BlackRock iShares Edge 50 VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	12.98%	5.24%	7.25%
1 The Transamerica BlackRock iShares Edge 50 VP Blended Benchmark consists of the following: 50% Bloomberg US Aggregate Bond Index; 29.4% MSCI USA Diversified Multi-Factor Index; 8.6% MSCI USA Minimum Volatility Index; 9.4% MSCI EAFE Minimum Volatility Index; and 2.6% MSCI EM Minimum Volatility Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Suzanne Ly, CFA	Portfolio Manager	since January 2025
Peter Tsang	Portfolio Manager	since January 2025
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Edge 50 VP

Transamerica BlackRock iShares Edge 75 VP

Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Service
Management fees	0.30%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.06%
Acquired fund fees and expenses[1]	0.14%
Total annual fund operating expenses	0.75%
Fee waiver and/or expense reimbursement[2]	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
2
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for the portfolio for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Service Class	$72	$235	$412	$926
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 8% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue factor-based investment strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality, size and lower volatility. Factor-based investment strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 75% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 56.2% of the portfolio’s net assets in U.S. equity ETFs, approximately 18.8% of the portfolio’s net assets in international equity ETFs, and approximately 25% of the portfolio’s net assets in fixed-income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying ETFs). Each risk described below may not apply to each underlying ETF and an underlying ETF may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.

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Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Factor-Based Investing – Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Transamerica BlackRock iShares Edge 75 VP

Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities

Transamerica BlackRock iShares Edge 75 VP

on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Transamerica BlackRock iShares Edge 75 VP

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	12.56%
Worst Quarter:	3/31/2020	-14.35%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	Since Inception	Inception Date
Service Class	15.47%	6.70%	8.14%	3/21/2016
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	21.09%	12.15%	12.53%
Dow Jones Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	16.72%	7.64%	9.46%
Transamerica BlackRock iShares Edge 75 VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	16.00%	8.01%	9.86%
1 The Transamerica BlackRock iShares Edge 75 VP Blended Benchmark consists of the following: 25% Bloomberg US Aggregate Bond Index; 44% MSCI USA Diversified Multi-Factor Index; 12% MSCI USA Minimum Volatility Index; 14.8% MSCI EAFE Minimum Volatility Index (Net); and 4.2% MSCI EM Minimum Volatility Index (Net).
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Suzanne Ly, CFA	Portfolio Manager	since January 2025
Peter Tsang	Portfolio Manager	since January 2025
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Edge 75 VP

Transamerica BlackRock iShares Edge 100 VP

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Service
Management fees	0.30%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.08%
Acquired fund fees and expenses[1]	0.17%
Total annual fund operating expenses	0.80%
Fee waiver and/or expense reimbursement[2,3]	0.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
2
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for the portfolio for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
3
Contractual arrangements have been made with TAM through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.56% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Service Class	$75	$248	$437	$983
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 14% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue factor-based investment strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality, size and lower volatility. Factor-based investment strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 100% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 75% of the portfolio’s net assets in U.S. equity ETFs and approximately 25% of the portfolio’s net assets in international equity ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity ETFs.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may

Transamerica BlackRock iShares Edge 100 VP

not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying ETFs). Each risk described below may not apply to each underlying ETF and an underlying ETF may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying Exchange-Traded Funds – Because the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Factor-Based Investing – Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Transamerica BlackRock iShares Edge 100 VP

Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information Technology Sector – Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETF at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

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Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	15.76%
Worst Quarter:	3/31/2020	-20.14%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	Since Inception	Inception Date
Service Class	18.54%	9.24%	10.39%	3/21/2016
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	21.09%	12.15%	12.53%
MSCI USA Index (reflects no deduction for fees, expenses or taxes)	17.31%	13.38%	14.53%
Transamerica BlackRock iShares Edge 100 VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	18.93%	10.82%	12.46%
1 The Transamerica BlackRock iShares Edge 100 VP Blended Benchmark consists of the following: 58.7% MSCI USA Diversified Multi-Factor Index; 16.3% MSCI USA Minimum Volatility Index; 19.5% MSCI EAFE Minimum Volatility Index (Net); and 5.5% MSCI EM Minimum Volatility Index (Net).
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Suzanne Ly, CFA	Portfolio Manager	since January 2025
Peter Tsang	Portfolio Manager	since January 2025
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.

Transamerica BlackRock iShares Edge 100 VP

The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Edge 100 VP

Transamerica BlackRock iShares Tactical - Balanced VP

Investment Objective: Seeks a combination of capital appreciation and income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%[1]	0.05%
Acquired fund fees and expenses[2]	0.12%	0.12%
Total annual fund operating expenses	0.67%	0.92%
Fee waiver and/or expense reimbursement[3,4]	0.08%	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.84%
1
Other Expenses have been restated to reflect current expenses.
2
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus. Acquired fund fees and expenses are estimated for the current fiscal year.
3
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio's sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
4
TAM has contractually agreed, through May 1, 2027, to waive an additional 0.03% of the portfolio's management fee. This arrangement cannot be terminated before that date without the consent of the Board of Trustees and is not subject to recapture.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$60	$206	$365	$827
Service Class	$86	$285	$501	$1,124
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 41% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.
In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:
•
Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix falling within the following ranges:
•
Equity: 40% to 60%
•
Fixed income (including money market instruments and cash): 40% to 60%
•
The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds. Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor's or Fitch or below Baa by Moody’s, or if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). If more than one agency provides a rating, the average rating is attached to the bond.
•
Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 50% of its net assets in equities and approximately 50% of its net assets in fixed income. In the short term, actual asset allocations may vary.
•
The proportion of equities and fixed income investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.
•
The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to

Transamerica BlackRock iShares Tactical - Balanced VP

optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The portfolio will not typically invest in derivatives; however, the underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another,

Transamerica BlackRock iShares Tactical - Balanced VP

the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may

Transamerica BlackRock iShares Tactical - Balanced VP

not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.

Transamerica BlackRock iShares Tactical - Balanced VP

Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to May 1, 2024, the portfolio was named Transamerica PIMCO Tactical - Balanced VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	9.54%
Worst Quarter:	6/30/2022	-9.61%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	13.23%	3.29%	5.48%	5/1/2009
Service Class	13.00%	3.04%	5.22%	5/1/2009
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.34%	11.19%	11.72%
Transamerica BlackRock iShares Tactical – Balanced VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	14.71%	5.68%	7.83%
1 The Transamerica BlackRock iShares Tactical – Balanced VP Blended Benchmark consists of the following: MSCI All Country World Index, 50% and Bloomberg US Aggregate Bond Index, 50%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since May 2024
Philip Green	Portfolio Manager	since May 2024
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.

Transamerica BlackRock iShares Tactical - Balanced VP

The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Tactical - Balanced VP

Transamerica BlackRock iShares Tactical -Conservative
VP

Investment Objective: Seeks a combination of capital appreciation and income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.08%	0.08%
Acquired fund fees and expenses[1]	0.11%	0.11%
Total annual fund operating expenses	0.69%	0.94%
Fee waiver and/or expense reimbursement[2,3]	0.09%	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.85%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus. Acquired fund fees and expenses are estimated for the current fiscal year.
2
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio's sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
3
TAM has contractually agreed, through May 1, 2027, to waive an additional 0.04% of the portfolio's management fee. This arrangement cannot be terminated before that date without the consent of the Board of Trustees and is not subject to recapture.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$61	$212	$375	$850
Service Class	$87	$291	$511	$1,146
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 35% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.
In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:
•
Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix falling within the following ranges:
•
Equity: 25% to 45%
•
Fixed income (including money market instruments and cash): 55% to 75%
•
The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds. Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor's or Fitch or below Baa by Moody’s, or if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). If more than one agency provides a rating, the average rating is attached to the bond.
•
Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 35% of its net assets in equities and approximately 65% of its net assets in fixed income. In the short term, actual asset allocations may vary.
•
The proportion of equities, debt and money market investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.
•
The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research

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on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The portfolio will not typically invest in derivatives; however, the underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio

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invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable

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to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.

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Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to May 1, 2024, the portfolio was named Transamerica PIMCO Tactical - Conservative VP, had a different sub-adviser, and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	8.20%
Worst Quarter:	6/30/2022	-8.29%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	11.03%	1.93%	4.70%	5/1/2009
Service Class	10.65%	1.67%	4.43%	5/1/2009
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica BlackRock iShares Tactical – Conservative VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	12.46%	3.57%	6.23%
1 The Transamerica BlackRock iShares Tactical – Conservative VP Blended Benchmark consists of the following: MSCI All Country World Index, 35%; and Bloomberg US Aggregate Bond Index, 65%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since May 2024
Philip Green	Portfolio Manager	since May 2024
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate

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accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica BlackRock iShares Tactical - Growth VP

Investment Objective: Seeks a combination of capital appreciation and income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.50%	0.50%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Acquired fund fees and expenses[1]	0.14%	0.14%
Total annual fund operating expenses	0.70%	0.95%
Fee waiver and/or expense reimbursement[2]	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.90%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus. Acquired fund fees and expenses are estimated for the current fiscal year.
2
The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio's sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM's contractual waiver cannot be terminated before May 1, 2027 without the consent of the Board of Trustees and is not subject to recapture by TAM.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$66	$219	$385	$866
Service Class	$92	$298	$521	$1,162
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 49% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.
In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:
•
Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix falling within the following ranges:
•
Equity: 60% to 80%
•
Fixed income (including money market instruments and cash): 20% to 40%
•
The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds. Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor's or Fitch or below Baa by Moody’s, or if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). If more than one agency provides a rating, the average rating is attached to the bond.
•
Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 70% of its net assets in equities and approximately 30% of its net assets in fixed income. In the short term, actual asset allocations may vary.
•
The proportion of equities, debt and money market investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.
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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the

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sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The portfolio will not typically invest in derivatives; however, the underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

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Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying ETFs. An affiliate of the sub-adviser serves as adviser to the underlying ETFs in which the portfolio generally invests. The sub-adviser and/or its affiliates receive more revenue when the sub-adviser selects an underlying ETF advised by its affiliate for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the

Transamerica BlackRock iShares Tactical - Growth VP

portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and

Transamerica BlackRock iShares Tactical - Growth VP

at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Tactical and Strategic Asset Allocation – The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The portfolio’s strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. The portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to May 1, 2024, the portfolio was named Transamerica PIMCO Tactical - Growth VP, had a different sub-adviser, and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	10.58%
Worst Quarter:	12/31/2018	-10.02%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	15.81%	5.93%	7.12%	5/1/2009
Service Class	15.58%	5.65%	6.85%	5/1/2009
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.34%	11.19%	11.72%
Transamerica BlackRock iShares Tactical – Growth VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	17.73%	8.58%	10.03%
1 The Transamerica BlackRock iShares Tactical – Growth VP Blended Benchmark consists of the following: MSCI All Country World Index, 70% and Bloomberg US Aggregate Bond Index, 30%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since May 2024
Philip Green	Portfolio Manager	since May 2024
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate

Transamerica BlackRock iShares Tactical - Growth VP

accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock iShares Tactical - Growth VP

Transamerica BlackRock Real Estate Securities VP

Investment Objective: Seeks to maximize total return.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.77%	0.77%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.09%	0.09%
Total annual fund operating expenses	0.86%	1.11%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$88	$274	$477	$1,061
Service Class	$113	$353	$612	$1,352
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 102% of the average value of its portfolio.
Principal Investment Strategies: Under normal conditions, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, and the portfolio’s sub-sub-advisers, BlackRock International Limited and BlackRock (Singapore) Limited (collectively, the “sub-adviser”), will invest at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that are principally engaged in the real estate industry. The sub-adviser considers issuers principally engaged in the real estate industry to be companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management, or sale of commercial, industrial or residential real estate and similar activities. These companies may include real estate investment trusts (“REITs”), real estate operating companies whose businesses and services are related to the real estate industry and real estate holding companies. The portfolio may invest in securities of non-U.S. issuers, including issuers located in emerging market or developing countries. The portfolio primarily buys common stock, but also can invest in preferred stock and convertible securities. The portfolio may also invest in securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), non-U.S. dollar denominated securities that are traded on a U.S. exchange and local shares of non-U.S. issuers.
The sub-adviser may engage in frequent and active trading of portfolio investments to achieve the portfolio’s investment objective. The portfolio does not directly invest in real estate.
As a part of its fundamental investment process, the sub-adviser also generally considers the impact of environmental, social and governance (“ESG”) factors on certain issuers and assesses the materiality of such ESG factors when making related investment decisions for the portfolio. These ESG considerations generally are incorporated by the sub-adviser when assessing REITs, real estate operating companies, foreign issuers (including emerging markets), and issuers of common stock, preferred stock and contracts for a difference. ESG factors are not the sole considerations when making such investment decisions for the portfolio and the sub-adviser may conclude that other attributes of such issuers outweigh ESG factors. The sub-adviser's evaluation of ESG factors is subjective and may change over time.
The sub-adviser may, when consistent with the portfolio’s investment objective, use futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps (collectively, commonly known as derivatives), for purposes of managing risk or to enhance total return. The portfolio may use foreign exchange swaps, spots and forward contracts to maintain the currency exposure against the benchmark. The portfolio may also use derivatives for leverage.
The portfolio concentrates its investments in securities of issuers in the real estate industry.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you

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should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate.
A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Industry Concentration – The portfolio concentrates its investments in a specific industry or industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, the portfolio may be subject to greater price volatility

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and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or

Transamerica BlackRock Real Estate Securities VP

significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes

Transamerica BlackRock Real Estate Securities VP

in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Small Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.

Transamerica BlackRock Real Estate Securities VP

Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to May 1, 2023, the portfolio was named Transamerica BlackRock Global Real Estate Securities VP and used different investment strategies. The performance set forth from November 1, 2018 to that date is attributable to those previous investment strategies.
Prior to November 1, 2018, the portfolio was named Transamerica Clarion Global Real Estate Securities VP, had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment objective and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	15.85%
Worst Quarter:	3/31/2020	-23.13%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	9.51%	2.64%	3.65%	5/1/1998
Service Class	9.32%	2.41%	3.41%	5/1/2003
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	21.09%	12.15%	12.17%
S&P Developed Property Net Total Return Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	10.46%	3.17%	3.72%
Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: BlackRock Investment Management, LLC
Sub-Sub-Adviser: BlackRock International Limited
Sub-Sub-Adviser: BlackRock (Singapore) Limited
Portfolio Managers:

Raj Rehan, CFA	Portfolio Manager	since May 2023
Benjamin Tai, CFA	Portfolio Manager	since March 2024
James Wilkinson	Portfolio Manager	since November 2018
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock Real Estate Securities VP

Transamerica BlackRock Tactical Allocation VP

Investment Objective: Seeks capital appreciation with current income as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.13%	0.13%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[1]	0.55%	0.55%
Total annual fund operating expenses	0.72%	0.97%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$74	$230	$401	$894
Service Class	$99	$309	$536	$1,190
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 79% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio seeks to achieve its objective by investing its assets in a combination of Transamerica funds (the “underlying portfolios”) selected by the portfolio’s sub-adviser.
The portfolio allocates its assets to obtain equity and fixed-income exposure based on the sub-adviser’s tactical asset allocation model. The portfolio’s target level of equity exposure is determined monthly by the model based on specified market factors — the 10-year swap rate and implied volatility.
Under normal market conditions, the portfolio’s investments in domestic and international equity funds will vary between 40% and 90% of the portfolio’s net assets, with the remaining portion invested in domestic and international fixed-income funds, which may include money market funds. Equity exposure increases with higher 10-year swap rates and lower implied volatility. Equity exposure decreases with lower 10-year swap rates and higher implied volatility.
The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), may not vary or override the target level equity exposure regardless of the sub-adviser’s view of the market outlook. Based on the model’s target allocation, the sub-adviser selects among underlying equity and fixed-income portfolios and rebalances the portfolio’s assets among the underlying portfolios to maintain the target weightings. The underlying portfolios may include one or more portfolios sub-advised by the sub-adviser or its affiliates.
The portfolio may also invest directly in securities, including up to 20% of its assets in U.S. government securities, short-term commercial paper, cash and cash equivalents, as well as Transamerica-sponsored and third-party exchange traded funds (“ETFs”). In addition, the portfolio may, but is not required to, invest in equity index futures in an effort to efficiently manage reallocations, minimize disruption to underlying funds and enhance liquidity for the portfolio.
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios. The sub-adviser may change the portfolio's asset allocations (consistent with the model) and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Transamerica BlackRock Tactical Allocation VP

Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio's prospectus identifies certain risks of each underlying portfolio.
Tactical Asset Allocation – Tactical asset allocation is a dynamic investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial

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and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying funds or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that under perform other securities.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying portfolios. The sub-adviser serves as sub-adviser to certain underlying portfolios in which the portfolio may invest. The sub-adviser will receive more revenue when it selects an underlying portfolio it sub-advises for inclusion in the portfolio.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing,

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redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.

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Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Structure  Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	12.46%
Worst Quarter:	6/30/2022	-10.33%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	11.94%	5.68%	7.07%	5/1/2011
Service Class	11.72%	5.42%	6.81%	5/1/2009
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.89%	9.47%	8.72%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: BlackRock Investment Management, LLC Portfolio Managers:
Dan Felder, CFA	Portfolio Manager	since May 2026
Michael Pensky, CFA	Portfolio Manager	since May 2016
Philip Green	Portfolio Manager	since May 2009

Transamerica BlackRock Tactical Allocation VP

Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica BlackRock Tactical Allocation VP

Transamerica Goldman Sachs 70/30 Allocation VP

Investment Objective: Seeks long-term capital appreciation with current income as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Service
Management fees	0.10%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.39%
Acquired fund fees and expenses[1]	0.62%
Total annual fund operating expenses	1.36%
Fee waiver and/or expense reimbursement[2]	0.21%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
2
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 1.15%, excluding, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Service Class	$117	$410	$725	$1,617
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 29% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing in underlying Transamerica funds (“underlying portfolios”). The portfolio normally targets an allocation of approximately 70% of its net assets to equity funds with the remaining 30% to fixed-income funds and rebalances the allocation at least quarterly to maintain these approximate allocations.
The sub-adviser employs strategic asset allocation in an effort to maximize risk-adjusted returns over a full market cycle, defined as a multi-year period from the end of one economic recession through the end of the next. The sub-adviser seeks to identify and incorporate what it views as uncorrelated, persistent sources of return into its strategic asset allocation in an effort to balance risk across these return sources and translate risk allocation into capital and asset class terms. The sub-adviser also seeks to add value in the selection of underlying portfolios.
The portfolio’s investment manager, Transamerica Asset Management, Inc. will, among other things, oversee and monitor the sub-adviser and will be solely responsible for identifying the underlying portfolios available for investment and overseeing the management of the underlying portfolios. After the available underlying portfolios have been identified, the sub-adviser determines which underlying portfolios to utilize to achieve the sub-adviser’s target asset allocation. Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios. Through its investments in underlying portfolios, the portfolio may have exposure to companies of all capitalization ranges. The portfolio may have exposure to foreign equity and debt securities, including emerging market equity and debt securities. The portfolio has no maturity or duration requirements or limitations with respect to its fixed-income fund investments, and may have exposure to high yield bonds and floating rate loans. The portfolio may invest up to 10% of its total assets in a combination of high-yield bond funds,

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emerging markets equity funds, emerging markets fixed-income funds and real estate funds with no more than 5% in any of these fund types.
The “List and Description of Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio and provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios. It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time, and the portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may also, but is not required to, invest in exchange-traded funds and/or derivatives to equitize cash in the equity portion of the portfolio. Derivatives are limited to exchange-traded equity and interest-rate futures. As a result of the derivatives usage, the portfolio may also hold a portion of the assets in short-term investments, including money market funds, government fixed-income securities, repurchase agreements and other cash equivalents.
The portfolio may have exposure to derivative instruments through its investments in underlying portfolios.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the

Transamerica Goldman Sachs 70/30 Allocation VP

portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio's prospectus identifies certain risks of each underlying portfolio.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered

Transamerica Goldman Sachs 70/30 Allocation VP

or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity

Transamerica Goldman Sachs 70/30 Allocation VP

of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Structure  Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica funds. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that

Transamerica Goldman Sachs 70/30 Allocation VP

are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	9.69%
Worst Quarter:	6/30/2022	-13.28%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	Since Inception	Inception Date
Service Class	17.77%	7.56%	11.21%	5/1/2020
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	17.56%
Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	17.24%	8.29%	11.44%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark consists of the following: 49% Russell 3000® Index; 18.9% MSCI EAFE Index; 2.1% MSCI Emerging Markets Index; and 30% Bloomberg US Aggregate Bond Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Goldman Sachs Asset Management, L.P. Portfolio Managers:
Alexandra Wilson-Elizondo	Portfolio Manager	since January 2022
Siwen Wu	Portfolio Manager	since March 2024
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Goldman Sachs 70/30 Allocation VP

Transamerica Goldman Sachs Managed
Risk – Balanced ETF VP

Investment Objective: Seeks to balance capital appreciation and income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.30%	0.30%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.03%	0.03%
Acquired fund fees and expenses[1]	0.05%	0.05%
Total annual fund operating expenses	0.38%	0.63%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$39	$122	$213	$480
Service Class	$64	$202	$351	$786
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 48% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).
In seeking to achieve its investment objective, the portfolio follows these investment strategies:
•
Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 50% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 50% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.
•
The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 70% of net assets or decrease exposure to equity ETFs to approximately 25% of net assets and is permitted to increase exposure to fixed income ETFs to approximately 75% of net assets or decrease exposure to fixed income ETFs to approximately 30% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.
•
The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.
•
The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.

Transamerica Goldman Sachs Managed
Risk – Balanced ETF VP

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.
The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However,

Transamerica Goldman Sachs Managed
Risk – Balanced ETF VP

even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce

Transamerica Goldman Sachs Managed
Risk – Balanced ETF VP

or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the

Transamerica Goldman Sachs Managed
Risk – Balanced ETF VP

portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2022, the portfolio was named Transamerica Managed Risk – Balanced ETF VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	9.17%
Worst Quarter:	3/31/2020	-9.62%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	11.17%	5.38%	5.93%	5/1/2008
Service Class	10.77%	5.10%	5.67%	5/1/2008
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	14.57%	5.71%	7.47%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Blended Benchmark consists of the following: Bloomberg US Aggregate Bond Index, 50%; Russell 3000® Index, 34%; and MSCI All Country World ex-U.S. Index, 16%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Goldman Sachs Asset Management, L.P. Portfolio Managers:
Alexandra Wilson-Elizondo	Portfolio Manager	since November 2022
Siwen Wu	Portfolio Manager	since November 2022
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may

Transamerica Goldman Sachs Managed
Risk – Balanced ETF VP

create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Goldman Sachs Managed
Risk – Balanced ETF VP

Transamerica Goldman Sachs Managed
Risk – Conservative ETF VP

Investment Objective: Seeks current income and preservation of capital.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.32%	0.32%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[1]	0.05%	0.05%
Total annual fund operating expenses	0.41%	0.66%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$42	$132	$230	$518
Service Class	$67	$211	$368	$822
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 37% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).
In seeking to achieve its investment objective, the portfolio follows these investment strategies:
•
Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities (“equity ETFs”) and 65% of its net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.
•
The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 50% of net assets or decrease exposure to equity ETFs to approximately 15% of net assets and is permitted to increase exposure to fixed income ETFs to approximately 85% of net assets or decrease exposure to fixed income ETFs to approximately 50% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.
•
The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.
•
The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may

Transamerica Goldman Sachs Managed
Risk – Conservative ETF VP

be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.
The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the

Transamerica Goldman Sachs Managed
Risk – Conservative ETF VP

Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.

Transamerica Goldman Sachs Managed
Risk – Conservative ETF VP

Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different

Transamerica Goldman Sachs Managed
Risk – Conservative ETF VP

valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2022, the portfolio was named Transamerica Managed Risk – Conservative ETF VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	8.29%
Worst Quarter:	6/30/2022	-6.20%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	10.27%	3.55%	4.69%	11/19/2009
Service Class	10.07%	3.31%	4.43%	11/19/2009
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	12.19%	3.94%	5.92%
1 The Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Blended Benchmark consists of the following: Bloomberg US Aggregate Bond Index, 65%; Russell 3000® Index2, 25%; and MSCI All Country World ex-U.S. Index, 10%.
2 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Goldman Sachs Asset Management, L.P. Portfolio Managers:
Alexandra Wilson-Elizondo	Portfolio Manager	since November 2022
Siwen Wu	Portfolio Manager	since November 2022
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica

Transamerica Goldman Sachs Managed
Risk – Conservative ETF VP

insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Goldman Sachs Managed
Risk – Conservative ETF VP

Transamerica Goldman Sachs Managed
Risk – Growth ETF VP

Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.30%	0.30%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.04%	0.04%
Acquired fund fees and expenses[1]	0.07%	0.07%
Total annual fund operating expenses	0.41%	0.66%
1
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$42	$132	$230	$518
Service Class	$67	$211	$368	$822
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 68% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).
In seeking to achieve its investment objective, the portfolio follows these investment strategies:
•
Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 75% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 25% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.
•
The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 100% of net assets or decrease exposure to equity ETFs to approximately 35% of net assets, and is permitted to increase exposure to fixed income ETFs to approximately 65% of net assets or decrease exposure to fixed income ETFs to approximately 0% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.
•
The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.
•
The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.

Transamerica Goldman Sachs Managed
Risk – Growth ETF VP

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.
The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However,

Transamerica Goldman Sachs Managed
Risk – Growth ETF VP

even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect.
Underlying Exchange Traded Funds – Because the portfolio invests its assets in various underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Asset Class Variation – The underlying ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying ETFs at any given time, and the percentage of the portfolio's assets invested in various underlying ETFs, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce

Transamerica Goldman Sachs Managed
Risk – Growth ETF VP

or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the

Transamerica Goldman Sachs Managed
Risk – Growth ETF VP

portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to November 1, 2022, the portfolio was named Transamerica Managed Risk – Growth ETF VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	10.32%
Worst Quarter:	3/31/2020	-13.04%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	12.49%	8.10%	7.92%	5/1/2008
Service Class	12.27%	7.84%	7.65%	5/1/2008
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Transamerica Goldman Sachs Managed Risk – Growth ETF VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	18.12%	8.81%	10.17%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica Goldman Sachs Managed Risk – Growth ETF VP Blended Benchmark consists of the following: Russell 3000® Index, 52%; Bloomberg US Aggregate Bond Index, 25%; and MSCI All Country World ex-U.S. Index, 23%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Goldman Sachs Asset Management, L.P. Portfolio Managers:
Alexandra Wilson-Elizondo	Portfolio Manager	since November 2022
Siwen Wu	Portfolio Manager	since November 2022
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica

Transamerica Goldman Sachs Managed
Risk – Growth ETF VP

insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Goldman Sachs Managed
Risk – Growth ETF VP

Transamerica Great Lakes Advisors Large Cap Value VP

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.59%	0.59%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.10%[1]	0.10%
Total annual fund operating expenses	0.69%	0.94%
1
Other expenses for Initial Class shares are based on estimates for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$70	$221	$384	$859
Service Class	$96	$300	$520	$1,155
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 21% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The portfolio considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell
1000® Index1. As of December 31, 2025, the market capitalization range of the Russell 1000® Index was between approximately $1.3 billion and $4.5 trillion. The portfolio’s sub-adviser, Great Lakes Advisors, LLC (the “sub-adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The portfolio typically holds between 35 and 50 positions. The Russell 3000® Index is the portfolio’s primary benchmark and the Russell 1000® Value Index is a secondary benchmark of the portfolio.
The sub-adviser will employ a relative value approach, combining a quantitative screening tool to identify attractive candidate securities with a bottom-up, fundamental research process to select and weight individual securities. The sub-adviser’s proprietary quantitative screening tool is used to narrow the universe of potential investments by comparing stocks to their peers using a combination of factors, including relative valuation, potential for improving business prospects, earnings quality, and short-term price reversal. Valuation is assessed by the sub-adviser on both a relative and absolute basis. Relative valuation compares a stock to comparable assets in order to gauge its value and attractiveness, whereas absolute valuation evaluates a stock’s worth in absolute terms with no consideration regarding the value of other comparable assets. The sub-adviser generally invests in securities it believes to be attractively valued with the potential to exceed investor expectations and may sell securities that no longer meet the portfolio’s investment criteria. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The portfolio will generally invest in companies across a variety of industries and sectors. The portfolio will normally invest primarily in common stock and depositary receipts. The portfolio may invest up to 20% of its net assets in non-U.S. securities. The sub-adviser considers non-U.S. securities to include issuers organized or located outside the U.S. and/or that trade primarily in a market located outside the U.S. The portfolio may invest up to 20% of its net assets in medium capitalization companies.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes

Transamerica Great Lakes Advisors Large Cap Value VP

in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares,

Transamerica Great Lakes Advisors Large Cap Value VP

and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.

Transamerica Great Lakes Advisors Large Cap Value VP

The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
As a result of the acquisition of Rothschild & Co Asset Management US Inc. by Great Lakes Advisors, LLC on April 3, 2023, the portfolio’s name and named sub-adviser changed. The investment strategies and portfolio management team did not change.
Prior to December 1, 2020, the portfolio was named Transamerica Levin Large Cap Value VP, had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	19.97%
Worst Quarter:	3/31/2020	-32.70%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	Since Inception	Inception Date
Service Class	23.65%	14.52%	9.31%	9/29/2017
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.09%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.33%	9.73%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Great Lakes Advisors, LLC Portfolio Managers:
Paul Roukis, CFA	Portfolio Manager	since December 2020
Jeff Agne	Portfolio Manager	since December 2020
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
The portfolio does not currently offer Initial Class shares.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Great Lakes Advisors Large Cap Value VP

Transamerica International Focus VP

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.08%	0.08%
Total annual fund operating expenses	0.83%	1.08%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$85	$265	$460	$1,025
Service Class	$110	$343	$595	$1,317
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 29% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Sands Capital Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, real estate investment trusts (“REITs”) and warrants. In selecting investments for the portfolio, the sub-adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub-adviser will normally invest the portfolio’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub-adviser may invest a large percentage of the portfolio’s assets in a single country, a limited number of countries, or a particular geographic region. The sub-adviser generally classifies an issuer’s primary country in one of the following ways as determined by the sub-adviser: (a) the MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub-adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub-adviser.
The sub-adviser normally allocates the portfolio’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the portfolio’s assets in issuers of a small number of industries or sectors. The portfolio typically invests in a relatively small number of companies, and the portfolio may invest a significant percentage of its assets in securities of a single company.
The sub-adviser utilizes a fundamental, bottom-up, business-focused research approach and seeks to invest the portfolio’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub-adviser leverages the following six investment criteria:
1.
Sustainable above-average earnings growth;
2.
Leadership position in a promising business space;
3.
Significant competitive advantages;
4.
Clear mission and value-added focus;
5.
Financial strength; and
6.
Rational valuation relative to the market and business prospects.

Transamerica International Focus VP

Companies that the sub-adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research. The portfolio’s investments will typically be held for an average term of three to five years, although the portfolio may hold any investment for any length of time.
The portfolio may invest up to 5% of its net assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
As part of the evaluation of a company, the sub-adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub-adviser conducts proprietary ESG-related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub-adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub-adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.  The sub-adviser does not evaluate ESG practices with respect to certain portfolio investments, such as cash and cash equivalents or securities received as part of corporate actions.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to

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negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
China – China and other emerging market countries may be subject to considerable degrees of economic, political and social instability. Markets in China and other Asian countries are relatively new and undeveloped. China’s economic health is largely dependent upon exports, and may be dependent upon the economies of other Asian countries. Investments in Chinese and other Asian issuers could be adversely affected by changes in government policies, or trade or political disputes with major trading partners, including the U.S. China’s growing trade surplus with the U.S. has given rise to trade disputes and the imposition of tariffs. The U.S. has also restricted the sale of certain goods to China. In addition, the U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. China’s central government exercises significant control over China’s economy and may intervene in the financial markets, such as by imposing trading restrictions, and investments in Chinese issuers could be adversely affected by changes in government policies. The Chinese economy could be adversely affected by supply chain disruptions. An economic slowdown in China could adversely affect economies of other emerging market countries that trade with China, as well as companies operating in those countries. Economies of Asian countries and Asian issuers could be adversely affected by regional security threats. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
China A–Shares – The portfolio may invest in equity securities of certain Chinese companies, directly or through exchange-traded funds (“ETFs”), collectively referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to daily quota limitations, which may restrict the portfolio’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the portfolio is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the portfolio’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market.
In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a portfolio and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the portfolio.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible

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security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Country Focus – To the extent the portfolio focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the portfolio may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the portfolio invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the portfolio may be subject to greater price volatility and risk of loss than a portfolio holding more geographically diverse investments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the

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properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the portfolio will lose any amount it paid for the warrant or right.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to May 1, 2018, the portfolio was named Transamerica MFS International Equity VP, had a different sub-adviser, a different investment objective and used different investment strategies. The

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performance set forth prior to that date is attributable to the previous sub-adviser and the investment objective and the investment strategies then in effect.
From May 1, 2018 to October 25, 2024, the portfolio had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to that previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	22.29%
Worst Quarter:	3/31/2020	-22.36%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	6.47%	0.99%	5.45%	1/2/1997
Service Class	6.24%	0.74%	5.19%	5/1/2003
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.89%	9.47%	8.72%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Sands Capital Management, LLC Portfolio Managers:
Danielle J. Menichella, CFA	Portfolio Manager	since October 2024
Michael F. Raab, CFA	Portfolio Manager	since October 2024
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica International Focus VP

Transamerica Janus Balanced VP

Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.69%	0.69%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.74%	0.99%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$76	$237	$411	$918
Service Class	$101	$315	$547	$1,213
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 82% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Janus Henderson Investors US LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by normally investing 50-60% of the portfolio’s assets in equity securities and the remaining assets in fixed-income securities and cash equivalents.
The portfolio normally invests at least 40% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.
The sub-adviser uses a “bottom-up” investment approach to buying and selling investments for the portfolio. A “bottom-up” approach is looking at individual companies against the context of broader market factors.
The portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. Under normal circumstances, the portfolio will invest 40-60% of its assets in U.S. equities, with no more than 5% in small cap stocks, and 0-15% in international equities. The portfolio will, in aggregate, have no more than 15% in real estate investment trusts, bank loans, emerging market equities and emerging market fixed-income, and high yield debt (commonly known as “junk bonds”). Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may use futures, options, forwards, swap agreements, participatory notes, structured notes and other derivative instruments individually or in combination.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather

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or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Class Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser's judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed

Transamerica Janus Balanced VP

or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly

Transamerica Janus Balanced VP

or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly

Transamerica Janus Balanced VP

or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Small Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S.
government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Transamerica Janus Balanced VP

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	13.45%
Worst Quarter:	6/30/2022	-11.74%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	13.72%	7.83%	9.58%	7/1/2009
Service Class	13.46%	7.57%	9.31%	7/1/2009
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica Janus Balanced VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	13.17%	7.73%	9.14%
1 The Transamerica Janus Balanced VP Blended Benchmark consists of the following: S&P 500® Index, 55% and Bloomberg US Aggregate Bond Index, 45%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Janus Henderson Investors US LLC Portfolio Managers:
Jeremiah Buckley, CFA	Portfolio Manager	since December 2015
Greg Wilensky, CFA	Portfolio Manager	since February 2020
Michael Keough	Portfolio Manager	since December 2019
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Janus Balanced VP

Transamerica Janus Mid-Cap Growth VP

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.77%	0.77%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.07%	0.07%
Total annual fund operating expenses	0.84%	1.09%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$86	$268	$466	$1,037
Service Class	$111	$347	$601	$1,329
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 19% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Janus Henderson Investors US LLC (the “sub-adviser”), under normal conditions, invests primarily in common stocks selected for their growth potential, and normally invests at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of medium-sized companies. The sub-adviser considers medium-sized companies to be those whose market capitalization falls within the range of companies included in the Russell Midcap® Growth Index1, a benchmark of the portfolio, which as of December 31, 2025, was between approximately $1.57 billion to $101.87 billion. The portfolio may also invest in foreign securities, which may include investments in emerging markets, and it may invest up to 5% of its net assets in exchange traded funds.
The sub-adviser applies a “bottom-up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the portfolio’s investment policies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

Transamerica Janus Mid-Cap Growth VP

profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Small Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Industrials Sector – The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence, product liability and environmental damage claims, changes in consumer spending, government regulation, import controls, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.

Transamerica Janus Mid-Cap Growth VP

Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do
so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary

Transamerica Janus Mid-Cap Growth VP

indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to May 1, 2016, the portfolio was named Transamerica Morgan Stanley Mid-Cap Growth VP and had a different sub-adviser, investment objective and investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment objective and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	24.19%
Worst Quarter:	3/31/2020	-25.75%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	8.11%	7.17%	11.14%	3/1/1993
Service Class	7.85%	6.91%	10.87%	5/1/2003
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	8.66%	6.65%	12.49%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Janus Henderson Investors US LLC Portfolio Managers:
Brian Demain, CFA	Portfolio Manager	since May 2016
Cody Wheaton, CFA	Portfolio Manager	since July 2016
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Janus Mid-Cap Growth VP

Transamerica JPMorgan Asset Allocation – Conservative VP

Investment Objective: Seeks current income and preservation of capital.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[2]	0.05%	0.05%
Acquired fund fees and expenses[3]	0.56%	0.56%
Total annual fund operating expenses	0.71%	0.96%
1
Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
2
Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.06% for Initial Class and Service Class shares.
3
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$73	$227	$395	$883
Service Class	$98	$306	$531	$1,178
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 23% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 35% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 65% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s

Transamerica JPMorgan Asset Allocation – Conservative VP

assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
The portfolio may invest in repurchase agreements.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and

Transamerica JPMorgan Asset Allocation – Conservative VP

periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments

Transamerica JPMorgan Asset Allocation – Conservative VP

when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio's prospectus identifies certain risks of each underlying portfolio.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying portfolios. The sub-adviser serves as sub-adviser to certain underlying portfolios in which the portfolio may invest. The sub-adviser will receive more revenue when it selects an underlying portfolio it sub-advises for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Commodities and Commodity-Related Securities – Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends

Transamerica JPMorgan Asset Allocation – Conservative VP

when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

Transamerica JPMorgan Asset Allocation – Conservative VP

Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets and legal, regulatory and political systems than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.

Transamerica JPMorgan Asset Allocation – Conservative VP

Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is potentially unlimited.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Structure  Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Transamerica JPMorgan Asset Allocation – Conservative VP

The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to July 1, 2016, the portfolio had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	8.84%
Worst Quarter:	3/31/2020	-8.72%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	10.63%	2.33%	4.91%	5/1/2002
Service Class	10.36%	2.09%	4.64%	5/1/2003
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Transamerica JPMorgan Asset Allocation – Conservative VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	12.17%	3.86%	5.85%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica JPMorgan Asset Allocation – Conservative VP Blended Benchmark consists of the following: 25% Russell 3000 Index, 10% MSCI All Country World ex-US Index and 65% Bloomberg US Aggregate Bond Index.

Transamerica JPMorgan Asset Allocation – Conservative VP

Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: J.P. Morgan Investment Management Inc. Portfolio Managers:
Matthew Cummings, CFA	Portfolio Manager	since May 2023
Michael Feser, CFA	Portfolio Manager	since July 2016
Grace Koo	Portfolio Manager	since July 2016
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica JPMorgan Asset Allocation – Conservative VP

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

Investment Objective: Seeks capital appreciation with current income as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[2]	0.04%	0.04%
Acquired fund fees and expenses[3]	0.63%	0.63%
Total annual fund operating expenses	0.77%	1.02%
1
Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
2
Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.05% for Initial Class shares and 0.06% for Service Class shares.
3
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 23% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 70% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 30% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio's prospectus identifies certain risks of each underlying portfolio.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying portfolios. The sub-adviser serves as sub-adviser to certain underlying portfolios in which the portfolio may invest. The sub-adviser will receive more revenue when it selects an underlying portfolio it sub-advises for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Commodities and Commodity-Related Securities – Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets and legal, regulatory and political systems than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is potentially unlimited.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Structure  Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to July 1, 2016, the portfolio had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2020	13.87%
Worst Quarter:	3/31/2020	-14.87%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	13.13%	5.83%	8.08%	5/1/2002
Service Class	12.84%	5.57%	7.80%	5/1/2003
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica JPMorgan Asset Allocation – Moderate Growth VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	17.26%	8.05%	9.51%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica JPMorgan Asset Allocation – Moderate Growth VP Blended Benchmark consists of the following: 49% Russell 3000 Index, 21% MSCI All Country World ex-US Index and 30% Bloomberg US Aggregate Bond Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: J.P. Morgan Investment Management Inc. Portfolio Managers:
Matthew Cummings, CFA	Portfolio Manager	since May 2023
Michael Feser, CFA	Portfolio Manager	since July 2016
Grace Koo	Portfolio Manager	since July 2016
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica JPMorgan Asset Allocation –
Moderate Growth VP

Transamerica JPMorgan Asset Allocation – Moderate VP

Investment Objective: Seeks capital appreciation and current income.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[2]	0.03%	0.03%
Acquired fund fees and expenses[3]	0.59%	0.59%
Total annual fund operating expenses	0.72%	0.97%
1
Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
2
Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.04% for Initial Class and Service Class shares.
3
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$74	$230	$401	$894
Service Class	$99	$309	$536	$1,190
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 22% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 50% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 50% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s

Transamerica JPMorgan Asset Allocation – Moderate VP

assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and

Transamerica JPMorgan Asset Allocation – Moderate VP

periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments

Transamerica JPMorgan Asset Allocation – Moderate VP

when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio's prospectus identifies certain risks of each underlying portfolio.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying portfolios. The sub-adviser serves as sub-adviser to certain underlying portfolios in which the portfolio may invest. The sub-adviser will receive more revenue when it selects an underlying portfolio it sub-advises for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Commodities and Commodity-Related Securities – Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends

Transamerica JPMorgan Asset Allocation – Moderate VP

when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

Transamerica JPMorgan Asset Allocation – Moderate VP

Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets and legal, regulatory and political systems than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.

Transamerica JPMorgan Asset Allocation – Moderate VP

Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is potentially unlimited.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Structure  Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances

Transamerica JPMorgan Asset Allocation – Moderate VP

could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to July 1, 2016, the portfolio had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2020	10.60%
Worst Quarter:	3/31/2020	-11.49%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	11.89%	3.86%	6.33%	5/1/2002
Service Class	11.54%	3.59%	6.05%	5/1/2003
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica JPMorgan Asset Allocation – Moderate VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	14.38%	5.64%	7.42%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica JPMorgan Asset Allocation – Moderate VP Blended Benchmark consists of the following: 35% Russell 3000 Index, 15% MSCI All Country World ex-US Index and 50% Bloomberg US Aggregate Bond Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: J.P. Morgan Investment Management Inc. Portfolio Managers:
Matthew Cummings, CFA	Portfolio Manager	since May 2023
Michael Feser, CFA	Portfolio Manager	since July 2016
Grace Koo	Portfolio Manager	since July 2016
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.

Transamerica JPMorgan Asset Allocation – Moderate VP

Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica JPMorgan Asset Allocation – Moderate VP

Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP)

Investment Objective: Seeks long-term capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[2]	0.04%	0.04%
Acquired fund fees and expenses[3]	0.66%	0.66%
Total annual fund operating expenses	0.80%	1.05%
1
Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
2
Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.05% for Initial Class and Service Class shares.
3
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$82	$255	$444	$990
Service Class	$107	$334	$579	$1,283
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 17% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets), which may include stocks, real estate securities, commodity-related securities and alternative investments. The portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection. For both components, the sub-adviser’s portfolio management team draws on the analysis produced by dedicated research and strategy teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
The portfolio may also invest in underlying portfolios that invest primarily in fixed-income and invest directly in U.S. government securities and/or short-term commercial paper.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
202Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP)

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including regularly using derivatives as a means to manage equity and fixed-income exposure without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may
203Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP)

fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio's prospectus identifies certain risks of each underlying portfolio.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails
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to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying portfolios. The sub-adviser serves as sub-adviser to certain underlying portfolios in which the portfolio may invest. The sub-adviser will receive more revenue when it selects an underlying portfolio it sub-advises for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Commodities and Commodity-Related Securities – Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary
205Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP)

for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets and legal, regulatory and political systems than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
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Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
207Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP)

Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is potentially unlimited.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Structure  Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary
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indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to July 1, 2016, the portfolio had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	24.79%
Worst Quarter:	3/31/2020	-23.44%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	19.45%	9.16%	11.18%	5/1/2002
Service Class	19.06%	8.87%	10.90%	5/1/2003
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Transamerica JPMorgan Diversified Equity Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	22.47%	12.75%	14.92%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica JPMorgan Diversified Equity Allocation VP Blended Benchmark consists of the following: 70% Russell 3000 Index and 30% MSCI All Country World ex-US Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: J.P. Morgan Investment Management Inc. Portfolio Managers:
Matthew Cummings, CFA	Portfolio Manager	since May 2023
Michael Feser, CFA	Portfolio Manager	since July 2016
Grace Koo	Portfolio Manager	since July 2016
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.
209Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP)

Transamerica JPMorgan Enhanced Index VP

Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500® Index.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.58%	0.58%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.61%	0.86%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$62	$195	$340	$762
Service Class	$88	$274	$477	$1,061
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 28% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large- and medium-capitalization U.S. companies. The portfolio may invest in foreign companies. The sub-adviser will normally keep the portfolio as fully invested in equity securities as practicable. Industry by industry, the portfolio’s weightings are generally similar to those of the S&P 500® Index, the benchmark of the portfolio. The sub-adviser normally does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500® Index.
Within each industry, the portfolio’s sub-adviser modestly may overweight stocks that it views as undervalued or fairly valued while modestly underweighting or not holding stocks that it views as overvalued. The portfolio normally invests primarily in common stocks.
As part of its investment process, the sub-adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the portfolio invests. The sub-adviser’s assessment is based on an analysis of what it views as key opportunities and risks across industries to seek to identify financially material issues with respect to the portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the portfolio for reasons other than material ESG factors while the portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.
The portfolio may invest up to 20% of its assets in short-term, fixed-income instruments, including U.S. government securities and repurchase agreements. The portfolio may, but is not required to, use index futures to equitize cash.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply

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chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information Technology Sector – Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.

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Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different

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accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability

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and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	21.86%
Worst Quarter:	3/31/2020	-19.58%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	16.21%	14.39%	14.61%	5/2/1997
Service Class	15.90%	14.10%	14.32%	5/1/2003
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: J.P. Morgan Investment Management Inc. Portfolio Managers:
Tim Snyder, CFA	Portfolio Manager	since May 2013
Raffaele Zingone, CFA	Portfolio Manager	since March 1997
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.

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The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objective: Seeks capital appreciation with current income as a secondary objective.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees[1]	0.10%	0.10%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[2]	0.06%	0.06%
Acquired fund fees and expenses[3]	0.71%	0.71%
Total annual fund operating expenses	0.87%	1.12%
1
Management fees have been restated to reflect a reduction in management fees effective October 1, 2025.
2
Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.07% for Initial Class and Service Class shares.
3
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$89	$278	$482	$1,073
Service Class	$114	$356	$617	$1,363
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 36% of the average value of its portfolio.
Principal Investment Strategies: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its investments in underlying portfolios with the goal of achieving exposure targets over time of approximately 70% of its economic exposure to equity securities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 30% of its economic exposure to fixed-income securities, which may include bonds, cash equivalents and other debt securities, with approximately 10% of its economic exposure to equity and fixed-income securities of issuers in emerging markets. The actual percentage allocations at any time may vary.
The portfolio will generally have exposure to issuers located in at least three different countries outside the U.S.
The sub-adviser may increase its international developed markets equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.

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As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding
100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in underlying portfolios, is subject to the risks of the underlying portfolios. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in underlying portfolios). Each risk described below may not apply to each underlying portfolio and an underlying portfolio may be subject to additional or different risks than those described below. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result,

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whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio's prospectus identifies certain risks of each underlying portfolio.
Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the

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accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Allocation  Conflicts – The sub-adviser is subject to conflicts of interest in the selection and allocation of the portfolio’s assets among underlying portfolios. The sub-adviser serves as sub-adviser to certain underlying portfolios in which the portfolio may invest. The sub-adviser will receive more revenue when it selects an underlying portfolio it sub-advises for inclusion in the portfolio.
Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio's assets invested in various underlying portfolios, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Commodities and Commodity-Related Securities – Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.

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Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans held by the portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to

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meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets and legal, regulatory and political systems than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term

Transamerica JPMorgan International Moderate Growth VP

goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased.
Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is potentially unlimited.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Structure  Conflicts – Transamerica Asset Management, Inc. (“TAM”), the portfolio’s investment manager, has established an investment program whereby a substantial portion of the portfolio’s assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for the portfolio. TAM does not consider unaffiliated funds as underlying investment options for these assets, even if unaffiliated funds have better investment performance or lower total expenses.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
The portfolio may invest in underlying Transamerica-sponsored ETFs. To the extent the portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.

Transamerica JPMorgan International Moderate Growth VP

U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to July 1, 2016, the portfolio had a different sub-adviser and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2020	14.93%
Worst Quarter:	3/31/2020	-17.94%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	18.02%	3.50%	5.77%	5/1/2006
Service Class	17.67%	3.25%	5.51%	5/1/2006
MSCI World ex-US Index (reflects no deduction for fees, expenses or taxes)	32.55%	10.04%	9.11%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica JPMorgan International Moderate Growth VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	24.06%	6.55%	6.75%
1 The Transamerica JPMorgan International Moderate Growth VP Blended Benchmark consists of the following: 70% MSCI World ex-US Index and 30% Bloomberg US Aggregate Bond Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: J.P. Morgan Investment Management Inc. Portfolio Managers:
Matthew Cummings, CFA	Portfolio Manager	since May 2023
Michael Feser, CFA	Portfolio Manager	since July 2016
Grace Koo	Portfolio Manager	since July 2016
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.

Transamerica JPMorgan International Moderate Growth VP

The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica JPMorgan Tactical Allocation VP

Investment Objective: Seeks current income and preservation of capital.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.72%	0.72%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.08%	0.08%
Total annual fund operating expenses	0.80%	1.05%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$82	$255	$444	$990
Service Class	$107	$334	$579	$1,283
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 47% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s objective by allocating, under normal circumstances, substantially all of the portfolio’s assets to a mix of asset classes and related futures contracts.
Generally, the portfolio’s long-term strategic asset allocation is expected to be as follows: 25% of portfolio net assets in global equity securities and 75% of portfolio net assets in fixed-income securities. The portfolio managers determine the portfolio’s asset allocations. The portfolio managers will generally allocate to separately managed sleeves comprised of individual fixed-income and equity securities. Each separately managed sleeve is managed by distinct investment teams at the sub-adviser specializing in specific equity or fixed-income strategies, as well as up to a maximum of 10% of net assets allocated by the portfolio managers to mutual funds and exchange traded funds (“ETFs”) advised by the sub-adviser.
In addition to the strategic asset allocation, the portfolio utilizes a tactical asset allocation strategy that seeks to generate additional return by over/underweighting asset classes that the sub-adviser believes are poised to appreciate/depreciate. In implementing the tactical asset allocation strategy, the sub-adviser has the ability to adjust the portfolio’s allocation of assets as follows: 18% to 32% of portfolio net assets in global equity exposure and 68% to 82% of portfolio net assets in fixed-income and cash exposure. The sub-adviser’s tactical asset allocation process incorporates a wide range of qualitative and quantitative inputs. Using these inputs, the sub-adviser’s portfolio management team assesses the relative attractiveness of different asset classes around the world and determines the appropriate portfolio positions to reflect their tactical views. The tactical positions are typically implemented by buying and selling futures contracts, but may also include the use of mutual funds and ETFs to access markets that lack active futures contracts (such as emerging markets equity, high yield bonds, real estate investment trusts (“REITs”) and emerging markets debt). Tactical currency positions may be implemented through the use of derivative instruments including futures and forwards (deliverable and non-deliverable).
The combined position size for U.S. REITs and international REITs will not exceed 5% at time of purchase. The combined position size for emerging markets equity and emerging markets debt will not exceed 5% at time of purchase. The portfolio’s equity allocation may include small, medium or large capitalization companies. The portfolio’s fixed income allocation typically includes corporate bonds, U.S. treasury obligations, including treasury coupon strips and treasury principal strips, and other U.S. government and agency securities, asset-backed securities and mortgage-related and mortgage-backed securities. The portfolio’s fixed-income allocation also may include non-agency high yield debt securities (commonly known as “junk bonds”). Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
As part of its investment process, the sub-adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the portfolio invests. The sub-adviser’s assessment is based on an analysis of what it views as key opportunities and risks across industries to seek to identify

Transamerica JPMorgan Tactical Allocation VP

financially material issues with respect to the portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the portfolio for reasons other than material ESG factors while the portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Asset Class Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying mutual funds, underlying ETFs or

Transamerica JPMorgan Tactical Allocation VP

individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs

Transamerica JPMorgan Tactical Allocation VP

and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically

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have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for

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the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Short Sales – A short sale may be effected by selling a security that the portfolio does not own. If the price of the security sold short increases, the portfolio would incur a loss; conversely, if the price declines, the portfolio will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. The portfolio may also pay transaction costs and borrowing fees in connection with short sales.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Underlying Exchange-Traded Funds and Mutual Funds –  When the portfolio invests its assets in various underlying ETFs and mutual funds (the “underlying portfolios”), its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different

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valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	9.43%
Worst Quarter:	6/30/2022	-7.23%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	9.01%	2.06%	4.40%	3/1/1994
Service Class	8.75%	1.80%	4.15%	5/1/2003
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Transamerica JPMorgan Tactical Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	10.81%	2.87%	4.80%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica JPMorgan Tactical Allocation VP Blended Benchmark consists of the following: 75% Bloomberg US Aggregate Bond Index; and 25% MSCI World Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: J.P. Morgan Investment Management Inc. Portfolio Managers:
Michael Feser, CFA	Portfolio Manager	since April 2016
Gary Herbert, CFA	Portfolio Manager	since May 2021
Morgan Moriarty, CFA	Portfolio Manager	since October 2019
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company

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(or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica Madison Diversified Income VP

Investment Objective: Seeks high total return through the combination of income and capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.73%	0.73%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.11%[1]	0.11%
Total annual fund operating expenses	0.84%	1.09%
1
Other expenses for Initial Class shares are based on estimates for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$86	$268	$466	$1,037
Service Class	$111	$347	$601	$1,329
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 16% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio’s sub-adviser, Madison Asset Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of securities including bonds, U.S. stocks, foreign stocks, and money market instruments.
Bonds, stock and cash components of the portfolio will vary, reflecting the sub-adviser’s judgment of the relative availability of attractively yielding and priced stocks and bonds.
Under normal market conditions, the balance between the two strategies of the portfolio, i.e., fixed-income investing and equity investing, is generally targeted at 60% of net assets in fixed-income and 40% of net assets in equity, but is ultimately determined by the sub-adviser after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.
Bonds (including investment grade and mortgage- or asset-backed) may constitute up to 100% of the portfolio’s net assets. Fixed-income securities are chosen by the sub-adviser based on the evaluation of the issuer, industry, market sector and maturity relative to overall portfolio structure. Stocks (including common, preferred and convertible bonds) may constitute up to 42% of the portfolio’s net assets. The portfolio does not intend to hold real estate or high yield securities. Equity securities are chosen by the sub-adviser based on the size and growth potential of their dividends.
The portfolio may also, but is not required to, invest in exchange traded funds (“ETFs”) that are registered investment companies and may also, but is not required to, write (sell) covered call options, up to 5% of its net assets when deemed appropriate by the sub-adviser, in an effort to generate additional income through the collection of option premiums.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the

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global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Dividend Paying Stock – There can be no assurance that the issuers of the stocks held by the portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The portfolio's emphasis on dividend paying stocks could cause the portfolio's share price and total return to fluctuate more than, or cause the portfolio to underperform, similar portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these

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securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third

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parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that

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are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	7.25%
Worst Quarter:	3/31/2020	-7.37%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Service Class	7.22%	2.20%	4.86%	5/1/2011
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Russell 1000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.37%	13.59%	14.59%
Transamerica Madison Diversified Income VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	11.40%	5.21%	7.14%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
2 The Transamerica Madison Diversified Income VP Blended Benchmark consists of the following: Bloomberg US Aggregate Bond Index, 60% and Russell 1000® Index, 40%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Madison Asset Management, LLC Portfolio Managers:
John Brown, CFA	Portfolio Manager	since May 2011
Drew Justman, CFA	Portfolio Manager	since April 2013
Chris Nisbet, CFA	Portfolio Manager	since May 2013
Allen Olson, CFA	Portfolio Manager	since May 2021
Mike Sanders, CFA	Portfolio Manager	since May 2020
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
The portfolio does not currently offer Initial Class shares.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its

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affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica Market Participation Strategy VP

Investment Objective: Seeks capital appreciation.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.68%	0.68%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%[1]	0.05%
Total annual fund operating expenses	0.73%	0.98%
1
Other expenses for Initial Class shares are based on estimates for the current fiscal year.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$75	$233	$406	$906
Service Class	$100	$312	$542	$1,201
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 25% of the average value of its portfolio. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the portfolio’s turnover rate.
Principal Investment Strategies: The portfolio seeks to provide upside participation in the stock market when the stock market advances and to reduce declines in the portfolio’s value when the stock market declines.
The portfolio’s strategy is designed to provide upside equity participation while seeking to reduce downside risk over the course of a full market cycle. The portfolio does not invest directly in equity securities. The portfolio gains equity exposure through investments in S&P 500® Index options and futures. The portfolio also invests in U.S. Treasuries, U.S. Treasury futures, U.S. agency bonds and bonds issued by supranational agencies.
The portfolio’s sub-adviser, PGIM Quantitative Solutions LLC (the “sub-adviser”), periodically rebalances the asset mix of U.S. Treasuries, U.S. Treasury futures, U.S. agency bonds, bonds issued by supranational agencies and equity index options and futures to respond to changing market conditions and to achieve what it believes to be the optimal balance between risk and reward. When determining the allocation and when to rebalance, the sub-adviser takes into account, among other factors: interest rates, the portfolio’s equity exposure, the percentage of the portfolio invested in options, the current level of the S&P 500® Index, the volatility of S&P 500® Index options, bond and dividend yields, the delta of the portfolio’s options positions (which is a measure of the sensitivity of the portfolio’s option prices to changes in price of the S&P 500® Index), and time to maturity of the options. The sub-adviser also considers internal research generated by its asset allocation team when evaluating the relative attractiveness of equity versus fixed-income exposure.
There are no limitations on the amount of the portfolio’s assets that may be invested in fixed-income or equity investments.
The portfolio is non-diversified.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts,

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economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Class Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Tactical Asset Allocation – Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The portfolio’s tactical asset management discipline may not work as intended. The portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting investments may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or

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depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Non-Diversification – As a “non-diversified” portfolio, the portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were

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purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Zero Coupon Bonds – Zero coupon bonds pay no interest during the life of the obligation but trade at prices below their stated maturity value. Although these securities lock in a rate of return to maturity, they may be subject to greater fluctuations in market value than securities that pay interest periodically.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	12/31/2020	7.15%
Worst Quarter:	6/30/2022	-9.67%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Service Class	10.02%	6.46%	8.15%	9/17/2012
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg US Government 5-10 Year Index (reflects no deduction for fees, expenses or taxes)	8.19%	-0.85%	1.63%
Transamerica Market Participation Strategy VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	12.24%	7.57%	8.69%
1 The Transamerica Market Participation Strategy VP Blended Benchmark consists of the following: Bloomberg Intermediate Government Bond Index, 50% and S&P 500® Index, 50%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: PGIM Quantitative Solutions LLC Portfolio Managers:
Joel Kallman, CFA	Portfolio Manager	since May 2016
Edward J. Tostanoski III, CFA	Portfolio Manager	since April 2025
Devang Gambhirwala	Portfolio Manager	since September 2012
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.

Transamerica Market Participation Strategy VP

The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
The portfolio does not currently offer Initial Class shares.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Market Participation Strategy VP

Transamerica Morgan Stanley Capital Growth VP

Investment Objective: Seeks to maximize long-term growth.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.09%
Total annual fund operating expenses	0.77%
Fee waiver and/or expense reimbursement[1]	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.76%
1
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.76%, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$78	$245	$427	$953
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 66% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations at the time of purchase within the range of companies included in the Russell 1000® Growth Index1, which as of December 31, 2025, was between $1.57 billion and $4.53 trillion. The portfolio typically invests in a relatively small number of companies. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
The portfolio may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries, securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange and local shares of non-U.S. issuers. The sub-adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in, that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country. The securities in which the portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The portfolio may, but is not required to, utilize foreign currency forward exchange contracts, which are derivatives, in connection with investments in foreign securities, and may, but is not required to, purchase and sell certain derivative instruments, such as options, for various portfolio management purposes. The portfolio’s equity investments may include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), and other specialty securities having equity features. The portfolio may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. The portfolio may invest in companies with significant exposure to digital assets, such as Bitcoin, or the digital asset ecosystem. The portfolio does not invest directly in digital assets.

Transamerica Morgan Stanley Capital Growth VP

The sub-adviser emphasizes a “bottom-up” stock selection process, seeking attractive investments on an individual company basis. The sub-adviser integrates environmental, social and governance (“ESG”) factors into its investment process by using ESG factors as a lens for additional fundamental research, which can contribute to its investment decision-making. This analysis of ESG factors is subjective and not determinative in the sub-adviser's investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial

Transamerica Morgan Stanley Capital Growth VP

economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information Technology Sector – Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.

Transamerica Morgan Stanley Capital Growth VP

Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Digital Assets – The portfolio may gain economic exposure to Bitcoin or other digital assets through investments in operating companies that accumulate Bitcoin or other digital assets and/or provide Bitcoin- or other digital assets-related products and services, and consequently the portfolio’s performance is subject to the risks of the applicable digital assets and the risks of the digital assets industry more generally. The trading prices of many digital assets have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin or other digital assets to which the portfolio has economic exposure could have a material adverse effect on the value of the portfolio’s shares. Digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.
Cryptocurrencies, such as Bitcoin, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage

Transamerica Morgan Stanley Capital Growth VP

may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different

Transamerica Morgan Stanley Capital Growth VP

valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the portfolio will lose any amount it paid for the warrant or right.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	60.46%
Worst Quarter:	6/30/2022	-40.77%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	20.20%	0.32%	15.16%	5/3/1999
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Inc. Portfolio Managers:
Dennis P. Lynch	Lead Portfolio Manager	since April 2011
Sam G. Chainani, CFA	Portfolio Manager	since April 2011
Jason C. Yeung, CFA	Portfolio Manager	since April 2011
Armistead B. Nash	Portfolio Manager	since April 2011
Alexander T. Norton	Portfolio Manager	since April 2011
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica

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insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Allocation Managed Risk - Balanced VP

Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.20%	0.20%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%[1]	0.06%
Acquired fund fees and expenses[2]	0.73%	0.73%
Total annual fund operating expenses	0.99%	1.24%
Fee waiver and/or expense reimbursement[3]	0.04%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%	1.20%
1
Other expenses for Initial Class shares are based on estimates for the current fiscal year.
2
Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
3
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.22% for Initial Class shares and 0.47% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$97	$311	$543	$1,209
Service Class	$122	$389	$677	$1,496
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 0% of the average value of its portfolio. Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the portfolio's turnover rate.
Principal Investment Strategies: The portfolio’s sub-adviser, Milliman Financial Risk Management LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in Transamerica Morgan Stanley Global Allocation VP (the “Underlying Portfolio”). The portfolio employs a risk management strategy in an effort to manage return volatility.
Under normal circumstances, the Underlying Portfolio’s sub-adviser, Morgan Stanley Investment Management Inc. (“Morgan Stanley”), seeks to achieve the portfolio’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase equity securities and limited partnership interests. Fixed-income securities may include mortgage-related or mortgage-backed securities, inflation-linked fixed-income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities. The Underlying Portfolio’s neutral allocation is 60% of net assets in equity securities and 40% of net assets in fixed-income securities, including cash and cash equivalent securities, although this allocation may change and vary significantly in response to changing market conditions, as the sub-adviser to the Underlying Portfolio tactically allocates the Underlying Portfolio’s assets.

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The Underlying Portfolio’s sub-adviser utilizes a “top-down” investment approach that focuses on asset class, sector, region, country and currency and thematic allocations. The Underlying Portfolio’s sub-adviser’s investment and allocation decisions for the Underlying Portfolio are based on that sub-adviser’s evaluations, analyses and judgments, taking into account results of its fundamental market research and recommendations generated by the Underlying Portfolio’s quantitative inputs. The Underlying Portfolio’s sub-adviser’s research process generally focuses on the following factors across asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations and 3) sentiment, such as investor flows and positioning. The Underlying Portfolio may invest in any country, including developing or emerging market countries. The Underlying Portfolio allocates its assets among various countries, including the U.S. (but in no fewer than three countries). Under normal market conditions and over a full market cycle, the Underlying Portfolio’s U.S. and non-U.S. exposures will be generally consistent with those of the Underlying Portfolio’s global multi-asset secondary benchmark, the Transamerica Morgan Stanley Global Allocation VP Blended Benchmark, which consists of the MSCI All Country World Index (60%) and Bloomberg Global Aggregate Index (40%). The Underlying Portfolio’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Underlying Portfolio’s sub-adviser considers a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.
The Underlying Portfolio may invest in equity securities of companies of all capitalization ranges. The Underlying Portfolio has no credit quality, maturity or duration requirements with respect to its fixed-income investments. The mortgage-backed securities in which the Underlying Portfolio may invest include mortgage pass-through securities that represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks.
The Underlying Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio construction, capital appreciation, or to earn income. Derivatives may be used to increase (long) or decrease (short) exposure to markets and asset classes (equities, bonds, commodities, and/or currencies) as part of the active strategy, or to hedge against currency or broad market risks. The Underlying Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments (including commodity-linked notes), and other related instruments and techniques. The Underlying Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Underlying Portfolio will be counted toward the portfolio’s exposure to the types of securities listed above to the extent they have economic characteristics similar to such securities.
The Underlying Portfolio may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Underlying Portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary has the same investment objective as the Underlying Portfolio and is managed by TAM and sub-advised by Morgan Stanley.
Investments in the Subsidiary are intended to provide the portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the portfolio. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
The Underlying Portfolio may invest up to 10% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
The portfolio seeks to manage return volatility by employing a managed risk strategy. The portfolio’s managed risk strategy seeks to stabilize the volatility of the portfolio around a target volatility level. Managing to the portfolio’s volatility target is expected to, on average over time, result in approximately 60% equity-related exposure and approximately 40% fixed-income exposure. Managing to the target volatility level may, at times, result in the portfolio’s exposures varying significantly from this asset mix goal. The sub-adviser may use derivative instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other derivative instruments judged by the sub-adviser to be beneficial to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell derivative instruments based on one or more market indices in an attempt to maintain the portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual derivative instruments that it believes will have prices that are highly correlated to the Underlying Portfolio’s positions. The sub-adviser adjusts derivative instruments to manage overall net portfolio risk exposure, in an attempt to stabilize the volatility of the portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant market declines. The sub-adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the portfolio’s derivative instruments accordingly. In addition, the sub-adviser will monitor liquidity levels of relevant derivative instruments and transparency provided by exchanges or the counterparties in derivatives transactions.
The sub-adviser may, during periods of rising security prices, implement strategies in an attempt to preserve gains on the portfolio’s positions. The sub-adviser may, during periods of falling security prices, implement additional strategies in an effort to reduce losses in adverse market conditions.

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In these situations, the sub-adviser’s activity could significantly reduce the portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy may be used to decrease the amount of derivative instruments used to hedge the portfolio. The sub-adviser also may adjust derivative instruments to realign individual positions when the portfolio’s asset allocation profile is rebalanced. The target volatility level will be set from time to time by the investment manager and sub-adviser and may be adjusted if deemed advisable in the judgment of the investment manager and sub-adviser.
Depending on market conditions, scenarios may occur where the portfolio has no positions in any derivative instruments.
The portfolio is non-diversified.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The portfolio, through its investments in the underlying portfolio, is subject to the risks of the underlying portfolio. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio (either directly or through its investments in the underlying portfolio). The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Managed Risk Strategy – The portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the portfolio’s ability to participate in up markets, may cause the portfolio to underperform its benchmark in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. Managing the portfolio pursuant to the strategy may result in the portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Asset Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s and Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may

Transamerica Morgan Stanley Global
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lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Underlying Portfolio – Because the portfolio invests its assets in the Underlying Portfolio, its ability to achieve its investment objective depends largely on the performance of the Underlying Portfolio in which it invests. The Underlying Portfolio in which the portfolio may invest has its own investment risks, and those risks can affect the value of the Underlying Portfolio’s shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of the Underlying Portfolio will be achieved. In addition, the portfolio will bear a pro rata portion of the operating expenses of the Underlying Portfolio in which it invests.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Non-Diversification – As a “non-diversified” portfolio, the portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
Subsidiary – By investing in the Subsidiary, the Underlying Portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments

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that will be held by the Subsidiary are generally similar to those that are permitted to be held by the Underlying Portfolio and will be subject to all of the risks that apply to similar investments if held directly by the Underlying Portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the Underlying Portfolio has not received such a ruling. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the portfolio.
Commodities and Commodity-Related Securities – Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
CFTC Regulation – The Investment Manager has registered as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment manager to the portfolio. The Investment Manager is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (“CFTC”), and is a member of the National Futures Association and is also subject to its rules and oversight. Regulation of commodity investing continues to change, and additional compliance and other expenses may be incurred.
China – China and other emerging market countries may be subject to considerable degrees of economic, political and social instability. Markets in China and other Asian countries are relatively new and undeveloped. China’s economic health is largely dependent upon exports, and may be dependent upon the economies of other Asian countries. Investments in Chinese and other Asian issuers could be adversely affected by changes in government policies, or trade or political disputes with major trading partners, including the U.S. China’s growing trade surplus with the U.S. has given rise to trade disputes and the imposition of tariffs. The U.S. has also restricted the sale of certain goods to China. In addition, the U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. China’s central government exercises significant control over China’s economy and may intervene in the financial markets, such as by imposing trading restrictions, and investments in Chinese issuers could be adversely affected by changes in government policies. The Chinese economy could be adversely affected by supply chain disruptions. An economic slowdown in China could adversely affect economies of other emerging market countries that trade with China, as well as companies operating in those countries. Economies of Asian countries and Asian issuers could be adversely affected by regional security threats. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
China A–Shares – The portfolio may invest in equity securities of certain Chinese companies, directly or through exchange-traded funds (“ETFs”), collectively referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to daily quota limitations, which may restrict the portfolio’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the portfolio is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the portfolio’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market.
In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a portfolio and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the portfolio.

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Allocation Managed Risk - Balanced VP

Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Equity-Linked Securities – Investments in equity-linked securities often have risks similar to their underlying reference securities, which may include market risk, equity securities risk and, as applicable, risks of foreign investments and currency risks. In addition, equity-linked securities are also subject to counterparty, credit, interest rate, valuation and liquidity risks. Equity-linked securities may experience a return different from the referenced equity security and may suffer losses, which could be significant and could include the portfolio's entire principal investment.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest

Transamerica Morgan Stanley Global
Allocation Managed Risk - Balanced VP

rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Investments in the China Interbank Bond Market – The portfolio is subject to additional risks when investing through China’s Bond Connect program (“Bond Connect”), which allows non-Chinese investors to purchase certain fixed-income investments available from the China Interbank Bond Market (“CIBM”). The Chinese investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S. because Bond Connect uses the trading infrastructure of both Hong Kong and China. If either one or both markets involved are closed on a day the portfolio is open, the portfolio may not be able to add to or exit a position on such a day, which could adversely affect the portfolio’s performance. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time, and if such an event occurs, the portfolio could sell, but could no longer purchase, such securities through Bond Connect. Investing through Bond Connect also includes the risk that the portfolio may have a limited ability to enforce rights as a bondholder as well as the risks of settlement delays and counterparty default related to the sub-custodian. Securities purchased through Bond Connect generally may not be sold, purchased, or otherwise transferred other than through Bond Connect in accordance with applicable rules.
Bond Connect is relatively new. Laws, rules, regulations, policies, notices, circulars or guidelines relating to Bond Connect as published or applied by any applicable authority are relatively untested and are subject to change from time to time. There can be no assurance that Bond Connect will not be restricted, suspended or abolished. If such event occurs, the portfolio’s ability to invest in the CIBM through Bond Connect may be adversely affected, and if the portfolio is unable to adequately access the CIBM through other means, the portfolio’s ability to achieve its investment objective may be adversely affected.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices

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Allocation Managed Risk - Balanced VP

of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax – The Underlying Portfolio may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through the Underlying Portfolio’s investments in the Subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Underlying Portfolio’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the portfolio’s taxable income or gains and of distributions made by the portfolio.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting

Transamerica Morgan Stanley Global
Allocation Managed Risk - Balanced VP

rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the portfolio will lose any amount it paid for the warrant or right.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to April 30, 2020, the Underlying Portfolio was named Transamerica BlackRock Global Allocation VP, had a different sub-adviser, different investment objective and used different investment strategies. The Underlying Portfolio’s performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	12/31/2023	8.13%
Worst Quarter:	3/31/2020	-9.67%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Service Class	14.21%	3.27%	4.10%	11/10/2014
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.34%	11.19%	11.72%
Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark (current allocation)[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	16.60%	5.79%	7.62%
Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark (prior allocation)[2] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	15.18%	4.46%	6.58%
1 Effective August 31, 2025, the Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark consists of the following: MSCI All Country World Index, 60% and Bloomberg Global Aggregate Index, 40%. The change to the weightings of the blended benchmark were made to reflect updates to the portfolio’s expected equity-related and fixed-income exposures over time.
2 Prior to August 31, 2025, the Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP Blended Benchmark consisted of the following: MSCI All Country World Index, 50% and Bloomberg Global Aggregate Index, 50%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Milliman Financial Risk Management LLC Portfolio Managers:
Adam Schenck, CFA	Portfolio Manager	since November 2014
Maria Schiopu, CFA	Portfolio Manager	since May 2018
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
The portfolio does not currently offer Initial Class shares.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding

Transamerica Morgan Stanley Global
Allocation Managed Risk - Balanced VP

prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Morgan Stanley Global
Allocation Managed Risk - Balanced VP

Transamerica Morgan Stanley Global Allocation VP

Investment Objective: Seeks high total return.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees[1]	0.69%	0.69%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.10%	0.10%
Interest expense[2]	0.01%	0.01%
All other expenses	0.09%	0.09%
Total annual fund operating expenses[3]	0.79%	1.04%
Fee waiver and/or expense reimbursement[1]	0.04%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.75%	1.00%
1
Management fees include the management fees borne by the portfolio as the sole shareholder of the Subsidiary (defined below). The Subsidiary has entered into a separate contract with the portfolio's investment manager, Transamerica Asset Management, Inc. (“TAM”), for the management of the Subsidiary portfolio pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the portfolio. TAM has contractually agreed to waive a portion of the portfolio's management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver, which is reflected in the “fee waiver and/or expense reimbursement” line, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.
2
Interest expenses result from the portfolio's use of certain instruments such as futures contracts and swap agreements. Any interest expense amounts will vary based on the portfolio's use of those investments.
3
Total annual fund operating expenses reflect certain adjusted expenses of the Subsidiary and, as a result, differ from those shown in the Financial Highlights section of the portfolio’s prospectus.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$77	$248	$435	$974
Service Class	$102	$327	$570	$1,267
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 56% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio’s sub-adviser, Morgan Stanley Investment Management Inc., and the portfolio’s sub-sub-adviser, Morgan Stanley Investment Management Limited (collectively, the “sub-adviser”), seek to achieve the portfolio’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase equity securities and limited partnership interests. Fixed-income securities may include mortgage-related or mortgage-backed securities, inflation-linked fixed-income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities. The portfolio’s neutral allocation is 60% of net assets in equity securities and 40% of net assets in fixed-income securities, including cash and cash equivalent securities, although this allocation may change and vary significantly in response to changing market conditions, as the sub-adviser tactically allocates the portfolio’s assets.
The sub-adviser utilizes a “top-down” investment approach that focuses on asset class, sector, region, country and currency and thematic allocations. The sub-adviser’s investment and allocation decisions for the portfolio are based upon the sub-adviser’s evaluations, analyses and judgments, taking into account results of its fundamental market research and recommendations generated by the sub-adviser’s quantitative inputs. The sub-adviser’s research process generally focuses on the following factors across asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations and 3) sentiment, such as investor flows and positioning. The portfolio may invest in any country, including developing or emerging market countries. The portfolio allocates its assets among various countries, including the U.S. (but in no fewer than three countries). Under normal market conditions and over a full market cycle, the portfolio’s U.S. and non-U.S. exposures will be generally consistent with those of the portfolio’s global multi-asset secondary benchmark, the Transamerica Morgan Stanley

Transamerica Morgan Stanley Global Allocation VP

Global Allocation VP Blended Benchmark, which consists of the MSCI All Country World Index (60%) and Bloomberg Global Aggregate Index (40%). The portfolio’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the sub-adviser considers a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.
The portfolio may invest in equity securities of companies of all capitalization ranges. The portfolio has no credit quality, maturity or duration requirements with respect to its fixed-income investments. The mortgage-backed securities in which the portfolio may invest include mortgage pass-through securities that represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks.
The portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio construction, capital appreciation, or to earn income. Derivatives may be used to increase (long) or decrease (short) exposure to markets and asset classes (equities, bonds, commodities, and/or currencies) as part of the active strategy, or to hedge against currency or broad market risks. The portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments (including commodity-linked notes), and other related instruments and techniques. The portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the portfolio will be counted toward the portfolio’s exposure to the types of securities listed above to the extent they have economic characteristics similar to such securities.
The portfolio may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary has the same investment objective as the portfolio and is managed by TAM and sub-advised by the sub-adviser.
Investments in the Subsidiary are intended to provide the portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the portfolio. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
The portfolio may invest up to 10% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.

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Asset Class Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Commodities and Commodity-Related Securities – Commodities and commodity-related businesses or industries are subject to changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, and market disruptions. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk associated with the issuer, and their value may decline substantially if the issuer’s creditworthiness deteriorates.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Subsidiary – By investing in the Subsidiary, the portfolio will be indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments that will be held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and will be subject to all of the risks that apply to similar investments if held directly by the portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to the investor protections of the Investment Company Act. Although certain regulated investment companies received private letter rulings from the Internal Revenue Service (“IRS”) with respect to their investment in entities similar to the Subsidiary, the portfolio has not received such a ruling. The

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IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the portfolio.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
China – China and other emerging market countries may be subject to considerable degrees of economic, political and social instability. Markets in China and other Asian countries are relatively new and undeveloped. China’s economic health is largely dependent upon exports, and may be dependent upon the economies of other Asian countries. Investments in Chinese and other Asian issuers could be adversely affected by changes in government policies, or trade or political disputes with major trading partners, including the U.S. China’s growing trade surplus with the U.S. has given rise to trade disputes and the imposition of tariffs. The U.S. has also restricted the sale of certain goods to China. In addition, the U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. China’s central government exercises significant control over China’s economy and may intervene in the financial markets, such as by imposing trading restrictions, and investments in Chinese issuers could be adversely affected by changes in government policies. The Chinese economy could be adversely affected by supply chain disruptions. An economic slowdown in China could adversely affect economies of other emerging market countries that trade with China, as well as companies operating in those countries. Economies of Asian countries and Asian issuers could be adversely affected by regional security threats. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
China A–Shares – The portfolio may invest in equity securities of certain Chinese companies, directly or through exchange-traded funds (“ETFs”), collectively referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are subject to daily quota limitations, which may restrict the portfolio’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when the portfolio is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. Further, regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or the portfolio’s investments through the Programs. There is no guarantee that applicable exchanges in Hong Kong and mainland China will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market.
In addition, uncertainties in mainland China tax legislation could result in unexpected tax liabilities for a portfolio and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by the portfolio.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging

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strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Equity-Linked Securities – Investments in equity-linked securities often have risks similar to their underlying reference securities, which may include market risk, equity securities risk and, as applicable, risks of foreign investments and currency risks. In addition, equity-linked securities are also subject to counterparty, credit, interest rate, valuation and liquidity risks. Equity-linked securities may experience a return different from the referenced equity security and may suffer losses, which could be significant and could include the portfolio's entire principal investment.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.
Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Investments in the China Interbank Bond Market – The portfolio is subject to additional risks when investing through China’s Bond Connect program (“Bond Connect”), which allows non-Chinese investors to purchase certain fixed-income investments available from the China Interbank Bond Market (“CIBM”). The Chinese investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S. because Bond Connect uses the trading infrastructure of both Hong Kong and China. If either one or both markets involved are closed on a day the portfolio is open, the portfolio may not be able to add to or exit a position on such a day, which could adversely affect the portfolio’s performance. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time, and if such an event occurs, the portfolio could sell, but could no longer purchase, such securities through Bond Connect. Investing through Bond Connect also includes the risk that the portfolio may have a limited ability to enforce rights as a bondholder as well as the risks of settlement delays and counterparty default related to the sub-custodian. Securities purchased through Bond Connect generally may not be sold, purchased, or otherwise transferred other than through Bond Connect in accordance with applicable rules.
Bond Connect is relatively new. Laws, rules, regulations, policies, notices, circulars or guidelines relating to Bond Connect as published or applied by any applicable authority are relatively untested and are subject to change from time to time. There can be no assurance that Bond Connect will not be restricted, suspended or abolished. If such event occurs, the portfolio’s ability to invest in the CIBM through Bond Connect may be adversely affected, and if the portfolio is unable to adequately access the CIBM through other means, the portfolio’s ability to achieve its investment objective may be adversely affected.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required

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to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any

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management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax – The portfolio may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through the portfolio’s investments in the Subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the portfolio’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the portfolio’s taxable income or gains and of distributions made by the portfolio.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Warrants and Rights – Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the portfolio will lose any amount it paid for the warrant or right.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Transamerica Morgan Stanley Global Allocation VP

Prior to April 30, 2020, the portfolio was named Transamerica BlackRock Global Allocation VP, had a different sub-adviser, a different investment objective and used different investment strategies. The portfolio’s performance set forth prior to that date is attributable to the previous sub-adviser and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	14.39%
Worst Quarter:	6/30/2022	-13.57%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	17.85%	5.19%	7.15%	5/1/2011
Service Class	17.51%	4.90%	6.86%	5/1/2009
MSCI All Country World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	22.34%	11.19%	11.72%
Transamerica Morgan Stanley Global Allocation VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes, as applicable)	16.60%	5.79%	7.81%
1 The Transamerica Morgan Stanley Global Allocation VP Blended Benchmark consists of the following: MSCI All Country World Index, 60% and Bloomberg Global Aggregate Index, 40%.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Inc. Sub-Sub-Adviser: Morgan Stanley Investment Management Limited Portfolio Managers:
Ryan Meredith, CFA	Portfolio Manager	since October 2025
Steven Turner, CFA	Portfolio Manager	since October 2025
Mark A. Bavoso	Portfolio Manager	since May 2020
Jim Caron	Portfolio Manager	since October 2025
Rui De Figueiredo	Portfolio Manager	since October 2025
Damon Wu	Portfolio Manager	since October 2025
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Morgan Stanley Global Allocation VP

Transamerica MSCI EAFE Index VP

Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.11%	0.11%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.26%	0.26%
Total annual fund operating expenses	0.37%	0.62%
Fee waiver and/or expense reimbursement[1]	0.19%	0.19%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.18%	0.43%
1
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.18% for Initial Class shares and 0.43% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$18	$100	$189	$449
Service Class	$44	$179	$327	$756
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 6% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and Global Depositary Receipts (“GDRs”)) or in other investments in an effort to create a portfolio of securities with generally the same risk and return characteristics of the Index, including index futures contracts. The Index is designed to represent the performance of approximately 1,000 large and mid-cap securities across 21 developed markets, primarily from Europe, Australia, Asia and the Far East, and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index, which is constructed and maintained by MSCI Inc., is normally rebalanced and reconstituted each February, May, August and November.
The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non-diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non-diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.
The portfolio’s sub-adviser, SSGA Funds Management, Inc. (the “sub-adviser”), does not sub-advise the portfolio according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the sub-adviser utilizes a “passive” or “indexing” investment approach, seeking to provide investment results that, before expenses, correspond generally to the total return performance of the Index by employing a sampling strategy.

Transamerica MSCI EAFE Index VP

The sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the portfolio may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index when the Index is rebalanced and reconstituted.
The portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The sub-adviser may at times, but is not required to, purchase or sell futures contracts in lieu of investment directly in the stocks included in the Index. The sub-adviser might do so, for example, in order to increase the portfolio’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the sub-adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the portfolio but the sale has not yet been completed. The sub-adviser may also, but is not required to, enter into forward foreign currency exchange contracts in an attempt to match the Index’s currency exposures.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Passive Strategy/Index – The portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the portfolio.
Index Fund – While the portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the portfolio’s return may not match the return of the index. The portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the portfolio may not be fully invested at times, generally as a result of cash flows into or out of the portfolio or reserves of cash held by the portfolio to meet redemptions. The portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the portfolio’s return and that of the index.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may

Transamerica MSCI EAFE Index VP

lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Non-Diversification – To the extent the portfolio becomes “non-diversified” for periods of time solely as a result of tracking the Index, the portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial Sector – Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Country Focus – To the extent the portfolio focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the portfolio may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the portfolio invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the portfolio may be subject to greater price volatility and risk of loss than a portfolio holding more geographically diverse investments.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio

Transamerica MSCI EAFE Index VP

assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Industry Concentration – The portfolio will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry heightens the risks associated with that industry. As a result, the portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Transamerica MSCI EAFE Index VP

Tracking Error – Imperfect correlation between the underlying portfolio securities held by the portfolio and those in the index that the portfolio tracks, portfolio fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices, changes to an index and regulatory and tax requirements may cause tracking error, which is the divergence of a portfolio’s performance from that of the portfolio’s benchmark index.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Index returns are since inception of the oldest share class.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	12/31/2022	18.55%
Worst Quarter:	3/31/2020	-23.22%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	Since Inception	Inception Date
Initial Class	31.30%	8.82%	6.51%	1/12/2018
Service Class	30.93%	8.53%	7.55%	5/1/2017
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.89%	9.47%	8.70%	5/1/2017
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: SSGA Funds Management, Inc. Portfolio Managers:
Emiliano Rabinovich, CFA	Portfolio Manager	since May 2024
Keith Richardson	Portfolio Manager	since May 2017
Karl Schneider	Portfolio Manager	since May 2023
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica MSCI EAFE Index VP

Transamerica Multi-Managed Balanced VP

Investment Objective: Seeks to provide a high total investment return through investments in a broadly diversified portfolio of stocks, bonds and money market instruments.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.59%	0.59%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.64%	0.89%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$65	$205	$357	$798
Service Class	$91	$284	$493	$1,096
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 44% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio invests approximately 60% of its net assets in equity securities and approximately 40% of its net assets in fixed-income securities (investing at least 25% of its net assets in fixed-income senior securities being those securities that rank above another security in the event of the company’s bankruptcy or liquidation). The portfolio has two sub-advisers. J.P. Morgan Investment Management Inc. (the “equity sub-adviser”) manages the equity component of the portfolio and Aegon USA Investment Management, LLC (the “fixed-income sub-adviser”) manages the fixed-income component of the portfolio. The portfolio's investment manager, Transamerica Asset Management, Inc., monitors the allocation of the portfolio's assets between the equity sub-adviser and the fixed-income sub-adviser and rebalances the allocation periodically to maintain these approximate allocations.
Each sub-adviser varies the percentage of assets invested in any one type of security in accordance with its interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values.
Equity component – The equity sub-adviser seeks to achieve the portfolio's objective by investing, under normal circumstances, at least 80% of the equity component’s net assets in equity securities of large- and medium-capitalization U.S. companies. The portfolio may invest in foreign companies. The equity sub-adviser will normally keep the equity component as fully invested in equity securities as practicable. Industry by industry, the portfolio's weightings are generally similar to those of the S&P 500® Index. The equity sub-adviser normally does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500® Index. The equity sub-adviser may, but is not required to, use index futures to equitize cash in order to gain general equity market exposure.
As part of its investment process, the equity sub-adviser seeks to assess the impact of environmental, social and governance (“ESG”) factors on many issuers in the universe in which the portfolio invests. The equity sub-adviser’s assessment is based on an analysis of what it views as key opportunities and risks across industries to seek to identify financially material issues with respect to the portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the portfolio for reasons other than material ESG factors while the portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.
Fixed-income component – Under normal circumstances, the fixed-income component of the portfolio is invested primarily in investment grade debt securities, which may include: investment grade corporate debt securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor's or Fitch or Baa from Moody's or are of comparable quality as determined by the fixed-income sub-adviser. The fixed-income component’s portfolio weighted average duration will typically range from 3 to 10 years.
The fixed-income sub-adviser may also invest the portfolio's assets in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”),

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collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The fixed-income sub-adviser’s investments for the portfolio may include debt securities of foreign issuers, including emerging market debt securities. The fixed-income sub-adviser may invest the portfolio's assets in securities that are denominated in U.S. dollars and in foreign currencies.
The portfolio may invest up to 10% of the fixed-income component’s net assets in emerging market debt securities and up to 10% of the fixed-income component’s net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of the fixed-income component’s net assets in emerging market debt securities and high-yield debt securities combined. The fixed-income sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
In managing the portfolio’s fixed-income component, the fixed-income sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate and government debt, and other debt instruments. In the fixed-income sub-adviser’s “top-down” approach, the fixed-income sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom-up” research, the fixed-income sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub-adviser uses this combined “top-down” and “bottom-up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the portfolio. The fixed-income sub-adviser’s research analysts also generally integrate ESG matters within their analytical process for investment grade debt securities, investment grade corporate debt securities, private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper), foreign issuers (including emerging markets debt securities) denominated in U.S. dollars or foreign currency and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The fixed-income sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, dollars rolls, repurchase agreements, derivatives, asset-backed commercial paper, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the fixed-income sub-adviser’s investment process. The fixed-income sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as

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a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Asset Class Allocation – The portfolio’s investment performance is significantly impacted by the portfolio’s asset class allocation and reallocation from time to time. The value of your investment may decrease if the Investment Manager's judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a

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limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Inflation – The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the portfolio’s assets can decline as can the value of the portfolio’s distributions.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging

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strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Dollar Rolls – The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities the portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the portfolio sells securities becomes insolvent, the portfolio’s ability to purchase or repurchase securities may be restricted.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Hedging – The portfolio may buy and sell futures contracts, put and call options, forward contracts and other instruments as a hedge. The portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage

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may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. The portfolio's investments in loans are also subject to prepayment or call risk.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Municipal Securities – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the portfolio invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenue, or that relate to a sector or industry, the portfolio will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
Investment in municipal securities of issuers in Guam, Puerto Rico, the U.S. Virgin Islands, or other U.S. territories, may have more risks than tax-exempt securities issued by other issuers due to the political, social and/or economic conditions in the particular territory.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations – The sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” The sub-adviser may consider

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sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. The sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in the sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of the portfolio’s security selection process may impact the sub-adviser’s investment decisions and may affect the portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact the portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact the sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
To Be Announced (TBA) Transactions – Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the portfolio to further losses.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Transamerica Multi-Managed Balanced VP

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	14.68%
Worst Quarter:	6/30/2022	-11.87%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	13.06%	8.62%	9.73%	5/1/2002
Service Class	12.73%	8.34%	9.46%	5/1/2003
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%
Transamerica Multi-Managed Balanced VP Blended Benchmark[1] (reflects no deduction for fees, expenses or taxes)	13.70%	8.47%	9.78%
1 The Transamerica Multi-Managed Balanced VP Blended Benchmark consists of the following: 60% S&P 500® Index and 40% Bloomberg US Aggregate Bond Index.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon USA Investment Management, LLC Portfolio Managers:
Daniel Belton, CFA	Portfolio Manager	since March 2025
Tyler A. Knight, CFA	Portfolio Manager	since October 2015
Brian W. Westhoff, CFA	Portfolio Manager	since May 2014
Sivakumar N. Rajan	Portfolio Manager	since May 2017
Sub-Adviser: J.P. Morgan Investment Management Inc. Portfolio Managers:
Tim Snyder, CFA	Portfolio Manager	since May 2013
Raffaele Zingone, CFA	Portfolio Manager	since March 2011
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Multi-Managed Balanced VP

Transamerica PineBridge Inflation Opportunities VP

Investment Objective: Seeks maximum real return, consistent with appreciation of capital.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.43%	0.43%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.13%	0.13%
Total annual fund operating expenses	0.56%	0.81%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$57	$179	$313	$701
Service Class	$83	$259	$450	$1,002
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 20% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in inflation-indexed fixed-income securities issued by domestic and foreign governments, their agencies or instrumentalities, and corporations.
Inflation-indexed fixed-income securities are structured to provide protection against the negative effects of inflation. The value of an inflation-indexed fixed-income security’s principal or the interest income paid on the fixed-income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for All Urban Consumers (“CPI-U”) with respect to domestic issuers.
The portfolio may also invest in debt securities that are not inflation-indexed, including but not limited to securities issued or guaranteed by national governments, their agencies, instrumentalities, and political sub-divisions, securities of supranational organizations such as bonds, corporate debt securities, adjustable rate bonds, floating rate bonds, principal only bonds, Eurobonds, Eurodollar bonds and Yankee dollar instruments, zero coupon bonds, convertible notes, commercial paper, and commercial mortgage-backed and asset-backed securities. The portfolio may invest in money market instruments (including repurchase agreements) with remaining maturities of one year or less, as well as cash and cash equivalents. The portfolio may also invest in hybrid instruments having both debt and equity characteristics.
The portfolio may invest in securities of any maturity and does not have a target average duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio normally invests primarily in investment grade securities rated Baa3 or higher by Moody’s Investors Service, Inc. or equivalently by Standard & Poor’s Corporation or Fitch Inc., or, if unrated, determined by the sub-adviser to be of comparable quality, but may also invest in high yield securities (often referred to as “junk bonds”) rated below investment grade. The portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign and emerging market issuers. The portfolio may invest no more than 10% of its total assets in high yield securities and emerging markets securities combined.
The sub-adviser uses both “top-down” and “bottom-up” analysis to determine security and duration positions for the portfolio. Both “top-down” and “bottom-up” approaches rely upon the same fundamental, valuation and technical framework and analysis of factors the sub-adviser believes affect pricing, including interest rates, inflation rates and currency exposures. These factors are jointly determined and are interdependent. Security sales decisions are driven by the same criteria as purchase decisions.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate or foreign currency transactions, total return and credit default swaps. The sub-adviser regularly uses currency

Transamerica PineBridge Inflation Opportunities VP

swaps, futures and/or forwards to hedge non-U.S. dollar currency exposure. These investment strategies may be employed to either mitigate risk or generate income.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The portfolio’s investments in securities issued by foreign governments may include securities issued by governments of emerging market countries. The sub-adviser considers emerging market countries as countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Inflation-Protected Securities – Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, or the debt may be restructured. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Transamerica PineBridge Inflation Opportunities VP

Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.

Transamerica PineBridge Inflation Opportunities VP

Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically

Transamerica PineBridge Inflation Opportunities VP

have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the portfolio.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Money Market Funds – An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  A money market fund’s sponsor is not required to reimburse the fund for losses or to provide financial support to the fund. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value.
Privately Placed and Other Restricted Securities – Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale, both of which may result in substantial losses. An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices, adversely affecting a portfolio’s overall liquidity and performance. Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may incur additional expense when disposing of restricted securities. Restricted securities may involve a high degree of business and financial risk and may result in substantial losses to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
U.S. Government Securities – U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Yield – The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.

Transamerica PineBridge Inflation Opportunities VP

As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	5.71%
Worst Quarter:	6/30/2022	-5.87%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	5.56%	1.25%	2.94%	5/1/2011
Service Class	5.35%	0.99%	2.68%	5/1/2011
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.44%
Bloomberg US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)	7.01%	1.13%	3.09%
Bloomberg Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes)	9.11%	-2.55%	1.48%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: PineBridge Investments LLC Portfolio Managers:
Robert A. Vanden Assem, CFA	Co-Portfolio Manager	since November 2014
Roberto Coronado	Co-Portfolio Manager	since October 2016
Gunter H. Seeger	Co-Portfolio Manager	since March 2018
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica PineBridge Inflation Opportunities VP

 Transamerica ProFund UltraBear VP

Investment Objective: Seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® Index. The portfolio does not seek to achieve its stated objective over a period of time greater than a single day.
Important Information About the Portfolio:
The portfolio seeks investment results for a single day only, not for any other period. The return of the portfolio for periods longer than a single day will be the result of its return for each day compounded over the period. The portfolio’s returns for periods longer than a single day will very likely differ in amount and possibly even direction from two times the inverse (-2x) of the return of the S&P 500® Index (the “Index”) for that period. For periods longer than a single day, the portfolio will lose money if the Index’s performance is flat, and it is possible that the portfolio will lose money even if the level of the Index falls. Longer holding periods, higher index volatility, and inverse exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher Index volatility, the volatility of the Index may affect the portfolio’s return as much as or more than the return of the Index.
The portfolio presents different risks than other types of portfolios. The portfolio uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The portfolio may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily inverse leveraged (-2x) investment results including the impact of compounding on portfolio performance. Investors in the portfolio should actively manage and monitor their investments, as frequently as daily. An investor in the portfolio could potentially lose the full principal value of his/her investment within a single day.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.88%	0.88%
Distribution and service (12b-1) fees	None	0.25%
Other expenses[1]	0.39%[2]	0.39%
Total annual fund operating expenses	1.27%	1.52%
Fee waiver and/or expense reimbursement[3]	0.29%	0.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	1.23%
1
Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights table, which include overdraft charges that are considered extraordinary expenses. Had these extraordinary expenses been included, Other Expenses would have been 0.40% for Initial Class and Service Class shares.
2
Other expenses for Initial Class shares are based on estimates for the current fiscal year.
3
Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2027 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.98% for Initial Class shares and 1.23% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2027 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’s total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. The Example reflects applicable waivers and/or reimbursements for the duration of such arrangement(s). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$100	$374	$669	$1,508
Service Class	$125	$452	$802	$1,788
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher

 Transamerica ProFund UltraBear VP

transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 0% of the average value of its portfolio.
Derivative instruments and instruments with a maturity of one year or less at the time of acquisition are excluded from the portfolio turnover rate.
Principal Investment Strategies: The portfolio invests in derivatives that the portfolio’s sub-adviser, ProFund Advisors LLC (the “sub-adviser”), believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the Index. Cash balances arising from the use of derivatives will typically be held in money market instruments. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of approximately 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of December 31, 2025, the Index included companies with capitalizations between $5.54 billion and $4.53 trillion. The average capitalization of the companies comprising the Index was approximately $121.49 billion. The Index is published under the Bloomberg ticker symbol “SPX.”
Derivatives – The portfolio invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange traded funds (“ETFs”)), interest rates or indexes. The portfolio invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:
•
Swap Agreements – Contracts entered into primarily with major global financial institutions for a specified period ranging from one day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (e.g., the return on, or change in value of, a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index).
•
Futures Contracts – Standardized contracts traded on, or subject to the rules of, an exchange that calls for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
Money Market Instruments – The portfolio invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
•
U.S. Treasury Bills – U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
•
Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other “highly liquid securities”, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the portfolio as a short-term investment vehicle for cash positions.
The sub-adviser uses a mathematical approach to investing. Using this approach, the sub-adviser determines the type, quantity and mix of investment positions that the portfolio should hold to approximate, on a daily basis, the performance of twice the inverse (-2x) of the Index. The portfolio may gain inverse exposure to only a representative sample of the securities in the Index, or to securities not continued in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the inverse of the Index. The sub-adviser does not invest the assets of the portfolio in securities or derivatives based on the sub-adviser’s view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the portfolio. The portfolio seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction. The portfolio seeks investment results for a single day, not for longer periods.
On a daily basis, the portfolio will seek to position its portfolio so that its exposure to the Index is consistent with the portfolio’s investment objective. The Index’s movements during the day will affect whether the portfolio’s holdings need to be re-positioned. For example, if the Index has risen on a given day, net assets of the portfolio should fall. As a result, the portfolio’s inverse exposure will need to be decreased. Conversely, if the portfolio’s Index has fallen on a given day, net assets of the portfolio should rise. As a result, the portfolio’s inverse exposure will need to be increased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the portfolio for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. The portfolio will lose money if the level of the Index is flat, and it is possible that the portfolio will lose money even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding. See “Principal Risks”, below.
The portfolio will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
The portfolio is non-diversified.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio’s performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. An investment

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in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Inverse Correlation – Investors will lose money when the Index rises – a result that is the opposite from traditional funds.
Equity and Market – Equity markets are volatile, and the value of securities, swaps, futures and other instruments related to equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the portfolio to decrease over short or long periods of time. As a portfolio seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the portfolio is expected to decline when market conditions cause the level of the Index to rise.
Leveraging – The portfolio obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of leverage could result in the total loss of an investor’s investment. For example, because the portfolio includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the portfolio, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.

 Transamerica ProFund UltraBear VP

Index Performance – The portfolio is linked to a benchmark maintained by a third party provider that is unaffiliated with the portfolio. There can be no guarantee or assurance that the methodology used by the third party provider to create the benchmark will result in the portfolio achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the benchmark or the daily calculation of the benchmark will be free from error. It is also possible that the value of the benchmark or its underlying reference assets (i.e., the constituent securities of the benchmark) may be subject to intentional manipulation by third-party market participants. The particular benchmark used by the portfolio may underperform other asset classes and may underperform other indices or benchmarks based upon the same underlying reference assets. Each of these factors could have a negative impact on the performance of the portfolio.
Compounding – The portfolio has a single day investment objective, and the portfolio’s performance for periods greater than a single day will be the result of each day’s returns compounded over the period, which is likely to be either better or worse than the Index performance times the stated multiple in the portfolio’s investment objective, before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on an inverse leveraged fund. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a single day to vary from two times the inverse (-2x) of the return of the Index. This effect becomes more pronounced as volatility increases.
Portfolio performance for periods greater than a single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse leveraged exposure; e) other portfolio expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on portfolio performance. The chart shows estimated portfolio returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes: (a) no dividends paid with respect to securities included in the Index; (b) no portfolio expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If portfolio expenses and/or actual borrowing/lending rates were reflected, the portfolio’s performance would be different than shown.
Areas shaded darker represent those scenarios where the portfolio can be expected to return less than two times the inverse (-2x) of the performance of the Index.
Estimated Portfolio Returns
Performance		Volatility Rate
One Year Index	-2x One Year Index	10%	25%	50%	75%	100%
-60%	120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	-20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	-40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	-60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	-80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	-100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	-120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%
The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the portfolio. For example, the portfolio may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were 20%, absent the effects of compounding. However, as the table shows, with Index volatility of 50%, the portfolio could be expected to return -67.2% under such a scenario. The portfolio’s actual returns may be significantly better or worse than the returns shown above as a result of any number of factors, including those discussed in “Principal Risks — Correlation” below.
The Index’s annualized historical volatility rate for the five-year period ended December 31, 2025 was 16.97%. The Index’s highest December to December volatility rate during the five-year period was 24.18% (December 31, 2022). The Index’s annualized total return performance for the five-year period ended December 31, 2025 was 14.42%.
Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Industry Concentration – The portfolio will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration

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in a particular industry heightens the risks associated with that industry. As a result, the portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Non-Diversification – As a “non-diversified” portfolio, the portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
CFTC Regulation – The Investment Manager has registered as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment manager to the portfolio. The Investment Manager is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (“CFTC”), and is a member of the National Futures Association and is also subject to its rules and oversight. Regulation of commodity investing continues to change, and additional compliance and other expenses may be incurred.
Correlation – A number of factors may affect the portfolio’s ability to achieve a high degree of inverse correlation with the Index, and there is no guarantee that the portfolio will achieve a high degree of inverse correlation. Failure to achieve a high degree of inverse correlation may prevent the portfolio from achieving its investment objective, and the percentage share of the portfolio’s net asset value each day may differ, perhaps significantly in amount, and possibly even direction, from two times the inverse (-2x) of the percentage change of the Index on such day.
In order to achieve a high degree of inverse correlation with the Index, the portfolio seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially over- or underexposed to the Index may prevent the portfolio from achieving a high degree of inverse correlation with the Index. Market disruptions or closure, regulatory restrictions, extreme market volatility and other factors will adversely affect the portfolio’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements. Because of this, it is unlikely that the portfolio will have perfect inverse leveraged (-2x) exposure to the
Index at the end of each day and the likelihood of being materially over- or underexposed is higher on days when the Index level is volatile at or near the close of the trading day.
A number of other factors may also adversely affect the portfolio’s inverse correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the portfolio invests. The portfolio may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the portfolio may invest in securities not included in the Index. The portfolio may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the portfolio’s correlation with the Index. The portfolio may also be subject to large movements of assets into and out of the portfolio, potentially resulting in the portfolio being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the portfolio and the Index and may hinder the portfolio’s ability to meet its investment objective.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Early Close/Late Close/Trading Halt – An exchange or market may close early, close late or issue trading halts generally or on financial instruments, the ability to trade certain financial instruments may be restricted, which may result in the portfolio being unable to trade those and other related financial instruments.

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In these circumstances, the portfolio may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Extension – When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, causing their market prices to decline.
Fixed-Income Securities – Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio falls, the value of your investment will go down. The portfolio may lose its entire investment in the fixed-income securities of an issuer.
Interest Rate –The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Portfolio Turnover – The portfolio may incur high portfolio turnover to manage the portfolio’s investment exposure. Also, active trading of the portfolio’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the portfolio. The portfolio’s portfolio turnover rate may vary from year to year, as well as within a year.
Prepayment or Call – Many issuers have a right to prepay their fixed-income securities. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and may be forced to reinvest the prepayment proceeds in securities with lower yields.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Short Sale Exposure – The portfolio may seek short exposure through financial instruments which would cause the portfolio to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may adversely impact the portfolio’s return, result in a loss, have the effect of limiting the portfolio’s ability to obtain short exposure through financial instruments, or require the portfolio to seek short exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the portfolio may be unable to meet its investment objective (e.g., due to a lack of a counterparty or counterparties). Obtaining short exposure through these instruments may be considered an aggressive investment technique.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying

 Transamerica ProFund UltraBear VP

ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance information for Initial Class shares will be included after the share class has been in operation for one complete calendar year.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2022	34.96%
Worst Quarter:	6/30/2020	-36.36%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Service Class	-27.61%	-23.71%	-27.92%	5/1/2009
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: ProFund Advisors LLC Portfolio Managers:
Michael Neches	Senior Portfolio Manager	since September 2013
Devin Sullivan	Portfolio Manager	since March 2018
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
The portfolio does not currently offer Initial Class shares.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.

 Transamerica ProFund UltraBear VP

Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

 Transamerica ProFund UltraBear VP

Transamerica S&P 500 Index VP

Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.08%	0.08%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.13%	0.38%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$13	$42	$73	$166
Service Class	$39	$122	$213	$480
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 4% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”)1. Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes, including index futures contracts. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index, which is constructed and maintained by S&P Dow Jones Indices LLC, is normally rebalanced each March, June, September and December, and is reconstituted on an as needed basis and on pre-determined dates as Index constituents change in size.
The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non-diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non-diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.
The portfolio’s sub-adviser, SSGA Funds Management, Inc. (the “sub-adviser”), does not sub-advise the portfolio according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the sub-adviser utilizes a “passive” or “indexing” investment approach, seeking to provide investment results that, before expenses, correspond generally to the total return performance of the Index by employing a sampling strategy.
The sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the portfolio may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index when the Index is rebalanced and reconstituted. The portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The sub-adviser may at times, but is not required to, purchase or sell futures contracts in lieu of investment directly in the stocks included in the Index. The sub-adviser might do so, for example,
1
Standard & Poor’s does not sponsor the portfolio, nor is it affiliated in any way with the portfolio or the portfolio’s advisers. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “Standard & Poor’s 500®” are trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in the portfolio.

Transamerica S&P 500 Index VP

in order to increase the portfolio’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the sub-adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the portfolio but the sale has not yet been completed.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Passive Strategy/Index – The portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the portfolio.
Index Fund – While the portfolio seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the portfolio’s return may not match the return of the index. The portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the portfolio may not be fully invested at times, generally as a result of cash flows into or out of the portfolio or reserves of cash held by the portfolio to meet redemptions. The portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the portfolio’s return and that of the index.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Non-Diversification – To the extent the portfolio becomes “non-diversified” for periods of time solely as a result of tracking the Index, the portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.

Transamerica S&P 500 Index VP

Information Technology Sector – Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Industry Concentration – The portfolio will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry heightens the risks associated with that industry. As a result, the portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do

Transamerica S&P 500 Index VP

so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Tracking Error – Imperfect correlation between the underlying portfolio securities held by the portfolio and those in the index that the portfolio tracks, portfolio fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices, changes to an index and regulatory and tax requirements may cause tracking error, which is the divergence of a portfolio’s performance from that of the portfolio’s benchmark index.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Index returns are since inception of the oldest share class.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at https://www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	20.50%
Worst Quarter:	3/31/2020	-19.68%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	Since Inception	Inception Date
Initial Class	17.65%	14.24%	13.57%	1/12/2018
Service Class	17.37%	13.95%	14.32%	5/1/2017
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.84%	5/1/2017
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: SSGA Funds Management, Inc. Portfolio Managers:
Keith Richardson	Portfolio Manager	since January 2019
Karl Schneider	Portfolio Manager	since May 2017
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.

Transamerica S&P 500 Index VP

The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica S&P 500 Index VP

Transamerica Small/Mid Cap Value VP

Investment Objective: Seeks to maximize total return.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.75%	0.75%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Total annual fund operating expenses	0.81%	1.06%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$83	$259	$450	$1,002
Service Class	$108	$337	$585	$1,294
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 47% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-advisers, Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC (the “sub-advisers”), seek to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in small- and mid-cap equity securities (U.S. equity securities, American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets).
The portfolio defines small- and mid-cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index1 and the Russell Midcap® Index respectively, or within the range of the Russell 2500® Index, whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the portfolio invests may change. As of December 31, 2025, the market capitalization range of securities comprising the Russell 2000® Index was between $6 million and $31.29 billion, the market capitalization range of securities comprising the Russell Midcap® Index was between $1.03 billion and $101.64 billion, and the market capitalization range of securities comprising the Russell 2500® Index was between $6 million and $37 billion.
The portfolio’s investment manager, Transamerica Asset Management, Inc., determines the allocation of the portfolio’s assets between the portfolio’s sub-advisers and rebalances the allocation periodically to normally maintain an approximate allocation of 60% of the portfolio’s assets to Thompson, Siegel & Walmsley LLC and 40% of the portfolio’s assets to Systematic Financial Management, L.P. The portfolio emphasizes investments in common stocks.
Thompson, Siegel & Walmsley LLC is the sub-adviser for the mid cap sleeve. In the mid-cap sleeve, the sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser’s mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Factors one and two of the screen attempt to assess a company’s discount to private market value relative to other mid-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action.
Systematic Financial Management, L.P. is the sub-adviser for the small-cap sleeve. In the small-cap sleeve, the sub-adviser generally will invest in common stocks of companies with small capitalizations that are attractively valued and possess low price cash flow ratios or, in the case of certain financial stocks, low price/earnings ratios and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies and quality of management.
The portfolio’s investment methodology unifies what both sub-advisers deem to be the best attributes of quantitative screening and fundamental research in an integrated and repeatable process designed to outperform the Russell 2500® Value Index over the

Transamerica Small/Mid Cap Value VP

long term. Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The portfolio may invest up to 10% of its total assets in the securities of foreign issuers, including ADRs and foreign securities trading on U.S. markets. The portfolio may also invest in real estate investment trusts (“REITs”), and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Small Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may

Transamerica Small/Mid Cap Value VP

lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing,

Transamerica Small/Mid Cap Value VP

financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Repurchase Agreements – In a repurchase agreement, the portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to December 4, 2016, the portfolio was named Transamerica Systematic Small/Mid Cap Value VP, Systematic Financial Management, L.P. served as the portfolio's sole sub-adviser and the portfolio used different investment strategies. The performance set forth prior to that date is solely attributable to Systematic Financial Management, L.P. and the investment strategies then in effect.

Transamerica Small/Mid Cap Value VP

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2020	25.51%
Worst Quarter:	3/31/2020	-33.06%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	9.81%	9.56%	9.81%	5/4/1993
Service Class	9.51%	9.29%	9.53%	5/3/2004
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	12.73%	10.02%	9.72%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Systematic Financial Management, L.P. Portfolio Managers:
Kenneth W. Burgess, CFA	Portfolio Manager	since April 2011
Rick Plummer, CFA	Portfolio Manager	since May 2025
W. Ryan Wick, CFA	Portfolio Manager	since March 2022
Sub-Adviser: Thompson, Siegel & Walmsley LLC Portfolio Managers:
R. Michael Creager, CFA	Portfolio Manager	since March 2019
Brett P. Hawkins, CFA	Portfolio Manager	since December 2016
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica Small/Mid Cap Value VP

Transamerica T. Rowe Price Small Cap VP

Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.78%	0.78%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.05%	0.05%
Total annual fund operating expenses	0.83%	1.08%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$85	$265	$460	$1,025
Service Class	$110	$343	$595	$1,317
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 51% of the average value of its portfolio.
Principal Investment Strategies: The portfolio’s sub-adviser, T. Rowe Price Associates, Inc. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in small-cap growth companies. These are currently defined by the sub-adviser as companies whose market capitalization at the time of purchase falls within the range of companies in the Morgan Stanley Capital International U.S. Small Cap Growth Index (“MSCI U.S. Small Cap Growth Index”), which was approximately $14.4 million to $32.0 billion as of December 31, 2025, but the range will vary with market fluctuations. The market capitalization of the companies in the portfolio and the MSCI U.S. Small Cap Growth Index changes over time, and the portfolio will not sell a stock just because the company has grown to a market capitalization outside the range. Most of the stocks purchased by the portfolio will be in this size range. However, the portfolio may on occasion purchase a stock whose market capitalization exceeds the range. The portfolio intends to be invested in a broadly diversified portfolio of securities and the top 25 holdings will not, under normal circumstances, constitute more than 50% of total assets. This broad diversification helps to minimize the effects of individual security selection on portfolio performance.
The sub-adviser employs an integrated approach to investing by combining fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Stocks are selected based on a variety of metrics the sub-adviser considers important, such as valuations and projected earnings and sales growth rates, capital allocation, and earnings quality. Sector allocations are generally in line with those of the MSCI U.S. Small Cap Growth Index, with occasional overweights or underweights in particular sectors, and the portfolio may at times have significant exposure to one or more sectors, including, for example, health care, industrials and information technology. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
While the portfolio normally invests principally in small-cap U.S. common stocks, the sub-adviser may, to a lesser extent, invest in foreign stocks (up to 10% of total assets) or exchange traded funds in pursuit of its investment objective. The portfolio may invest a portion of its assets in securities such as stock, fixed-income securities or convertible securities issued by real estate investment trusts (“REITs”). The portfolio may invest directly in REITs, including equity REITs, mortgage REITs and hybrid REITs. The portfolio may, but need not, invest in derivatives, including stock index futures and options to manage or hedge risk.
The portfolio may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative

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significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Small Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be

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able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Health Care Sector – Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, approval of products by government agencies, increases or decreases in the cost of medical products, services and patient care, pricing pressure (including price discounting), shortages of skilled personnel and increased personnel costs, limited product lines, product obsolescence, and an increased emphasis on the delivery of healthcare through outpatient services. These companies may also be subject to extensive litigation based on product liability and similar claims. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability.
Industrials Sector – The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence, product liability and environmental damage claims, changes in consumer spending, government regulation, import controls, trading and tariff arrangements, trade disruptions, commodity prices and availability, exchange rates, world events, general economic conditions and other factors. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Information Technology Sector – Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

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Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the

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portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.
Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	24.04%
Worst Quarter:	3/31/2020	-24.00%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	10.27%	5.43%	10.46%	5/3/1999
Service Class	9.93%	5.17%	10.18%	5/1/2003
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.01%	3.18%	9.57%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: T. Rowe Price Associates, Inc. Portfolio Managers:
David Corris, CFA	Portfolio Manager	since February 2024
Prashant Jeyaganesh, CFA	Portfolio Manager	since February 2024
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily

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do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica TSW International Equity VP

Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.77%	0.77%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.09%	0.09%
Total annual fund operating expenses	0.86%	1.11%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$88	$274	$477	$1,061
Service Class	$113	$353	$612	$1,352
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 19% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of foreign companies representing at least three countries other than the
United States. The portfolio’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), currently anticipates investing in at least 12 countries other than the United States. The sub-adviser emphasizes established companies in individual foreign markets and seeks to stress companies and markets that it believes are undervalued. The sub-adviser expects capital growth to be the predominant component of the portfolio’s total return.
Generally, the portfolio will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the portfolio will emphasize larger, more seasoned or established companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The portfolio will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The sub-adviser seeks to diversify the portfolio’s investments around the world and within markets in an effort to minimize specific country and currency risks.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI Europe, Australasia and Far East (“EAFE”) Index. The sub-adviser also performs rigorous fundamental analysis. The portfolio is typically composed of approximately 80-120 stocks as a result of this process.
The sub-adviser generally limits the portfolio’s investment universe to companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.
Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political

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developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Financial Sector – Companies in the financial services sector are subject to extensive governmental regulation and their profitability is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased

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competition. Credit rating downgrades resulting from financial difficulties of borrowers, decreased liquidity in credit markets, and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Country Focus – To the extent the portfolio focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the portfolio may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which the portfolio invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the portfolio may be subject to greater price volatility and risk of loss than a portfolio holding more geographically diverse investments.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Emerging Markets – Investments in securities of issuers located or doing business in emerging markets are subject to heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging market countries tend to have less developed and less stable economic, political and legal systems and regulatory and accounting standards, may have policies that restrict investment by foreigners or that prevent foreign investors such as the portfolio from withdrawing their money at will, and are more likely to experience nationalization, expropriation and confiscatory taxation. Emerging market securities may have low trading volumes and may be or become illiquid. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable,

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more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2022	19.57%
Worst Quarter:	3/31/2020	-26.74%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	31.86%	8.85%	7.54%	4/8/1991
Service Class	31.42%	8.58%	7.27%	5/1/2003
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	31.89%	9.47%	8.72%
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Thompson, Siegel & Walmsley LLC Portfolio Managers:
Brandon H. Harrell, CFA	Portfolio Manager	since May 2013
Stedman D. Oakey, CFA	Portfolio Manager	since July 2025
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.

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Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

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Transamerica TSW Mid Cap Value Opportunities VP

Investment Objective: Seeks to provide investors with long term capital growth.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.70%	0.70%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.06%	0.06%
Total annual fund operating expenses	0.76%	1.01%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$78	$243	$422	$942
Service Class	$103	$322	$558	$1,236
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 67% of the average value of its portfolio.
Principal Investment Strategies: Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. The portfolio's sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), considers mid cap companies to be those companies, at the time of purchase, with market capitalizations within the range of companies included in the Russell Midcap® Value Index1, a benchmark of the portfolio, (between approximately $7 billion and $59 billion as of June 30, 2025, the date of the last reconstitution). The size of the companies in the Russell Midcap® Value Index will change with market conditions. The portfolio invests primarily in common stocks. The portfolio may invest in other equity and non-equity securities, including preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts. The portfolio typically invests in a relatively small number of companies.
The sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser's mid cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Parts one and two of the screen attempt to assess a company's discount to private market value relative to other mid cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The sub-adviser's analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including, but not limited to, sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.
The sub-adviser generally considers selling a security when the catalyst for the investment is no longer valid, when the sub-adviser believes that another stock will have a higher expected return, or for portfolio risk management. The portfolio generally engages in active and frequent trading of portfolio securities as part of its principal investment strategy.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.

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Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Medium Capitalization Companies – The  portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Focused Investing – To the extent the portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Convertible Securities – Convertible securities are subject to risks associated with both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types

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of market and issuer-specific risks that apply to the underlying common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.
Preferred Stock – Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed-income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Small Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may

Transamerica TSW Mid Cap Value Opportunities VP

underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.
Prior to May 1, 2024, the portfolio was named Transamerica JPMorgan Mid Cap Value VP, had a different sub-adviser, a different investment objective and used different investment strategies. The performance set forth prior to that date is attributable to the previous sub-adviser and the investment objective and the investment strategies then in effect.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	12/31/2020	19.66%
Worst Quarter:	3/31/2020	-31.14%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	9.56%	9.32%	8.64%	5/3/1999
Service Class	9.36%	9.05%	8.36%	5/1/2003
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Thompson, Siegel & Walmsley LLC Portfolio Managers:
R. Michael Creager, CFA	Portfolio Manager	since May 2024
Brett P. Hawkins, CFA	Portfolio Manager	since May 2024
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding

Transamerica TSW Mid Cap Value Opportunities VP

prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica TSW Mid Cap Value Opportunities VP

Transamerica WMC US Growth VP

Investment Objective: Seeks to maximize long-term growth.
Fees and Expenses: This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the portfolio, but it does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, fees would be higher.

Shareholder Fees (fees paid directly from your investment)
Class:	Initial	Service
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	Initial	Service
Management fees	0.61%	0.61%
Distribution and service (12b-1) fees	None	0.25%
Other expenses	0.03%	0.03%
Total annual fund operating expenses	0.64%	0.89%
Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 year	3 years	5 years	10 years
Initial Class	$65	$205	$357	$798
Service Class	$91	$284	$493	$1,096
Portfolio Turnover: The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the portfolio’s performance.
During the most recent fiscal year, the portfolio turnover rate for the portfolio was 29% of the average value of its portfolio.
Principal Investment Strategies: The portfolio invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in domestic common stocks. The portfolio invests primarily in common stocks of growth-oriented companies. Portfolio construction emphasizes stock specific risk while minimizing other sources of broad market risk. The goal is a portfolio whose relative performance is not dependent on the market environment.
The portfolio’s sub-adviser, Wellington Management Company LLP (the “sub-adviser”), employs a “bottom-up” approach, using fundamental analysis to identify specific securities within industries or sectors for purchase or sale. A “bottom-up” approach evaluates individual companies in the context of broader market factors.
The sub-adviser’s stock selection process is derived from its observation that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the investment philosophy. The portfolio employs a growth style of investing. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
The initial investment universe is comprised of:
•
Securities held in the Russell 1000® Growth and S&P 500® Growth Indexes1
•
Equity securities within the market-cap range of the indexes with historical or projected growth rates greater than the Russell 1000® Index median
•
Stocks that meet other growth criteria as determined by the sub-adviser
Consistent with the portfolio’s objective and other policies, the portfolio may, but is not required to, invest to a lesser extent in derivatives, including futures, forwards, options and swaps primarily for cash equitization purposes. The portfolio may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts, American Depositary Shares and U.S. dollar denominated securities of foreign issuers.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks: Risk is inherent in all investing. Many factors and risks affect the portfolio's performance, including those described below. The value of your investment in the portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the portfolio or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the portfolio. The relative significance of the key risks below may change over time and you should review each risk factor carefully. An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this portfolio.

Transamerica WMC US Growth VP

Market – The market prices of the portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market price of a security may also fall due to specific conditions that affect a particular sector of the securities market, a particular industry or a particular issuer or group of issuers. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. If the market prices of the portfolio’s securities and assets fall, the value of your investment in the portfolio could go down.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may go down.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt and periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments, and generally for economies and markets in the U.S. and elsewhere.
Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Large Capitalization Companies – The portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.
Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. Securities of small and medium capitalization companies may be more volatile than and may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.
Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.
Equity Securities – Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The market price of an equity security may fluctuate based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. The portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. Liquidity risk may be magnified in rising interest rate or volatile environments. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss or may not be able to sell at all. Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the portfolio to sell. This may prevent the portfolio from limiting losses.

Transamerica WMC US Growth VP

Valuation – Certain investments may be more difficult to value than other types of investments. The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third party pricing services, or that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Sector Focus – To the extent the portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Information Technology Sector – Information technology companies face intense competition and potentially rapid product obsolescence, including due to rapid development of technological innovations and frequent new product introduction. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Such companies are also heavily dependent on intellectual property rights and may be adversely impacted by the loss, impairment of, or inability to enforce those rights. They are also facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results, or if the investment strategy does not work as intended. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Active Trading – The portfolio may engage in active trading of its portfolio. Active trading will increase transaction costs and could detract from performance. Active trading may be more pronounced during periods of market volatility.
Counterparty – The portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent the portfolio has more contractual exposure to a counterparty.
Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants, ratings agencies, pricing services or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.
Currency – The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective.
Cybersecurity – Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to portfolio assets, portfolio or shareholder data (including private shareholder information), or proprietary information, cause the portfolio or its service providers (including, but not limited to, the portfolio’s investment manager, any sub-adviser(s), transfer agent, distributor, custodian, fund accounting agent and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality, or prevent portfolio investors from purchasing, redeeming or exchanging shares, receiving distributions or receiving timely information regarding the portfolio or their investment in the portfolio. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. Cybersecurity incidents may result in financial losses to the portfolio and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents.
Depositary Receipts – Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries

Transamerica WMC US Growth VP

may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa.
Derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult or impossible to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. In certain cases, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses. Derivatives are also generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects the portfolio to certain operational and legal risks. The portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on portfolios using derivatives. Rule 18f-4 could have an adverse impact on the portfolio’s performance and its ability to implement its investment strategies and may increase costs related to the portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.
Large Shareholder – A significant portion of the portfolio’s shares may be owned by one or more investment vehicles or institutional investors. Transactions by these large shareholders may be disruptive to the management of the portfolio. For example, the portfolio may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the portfolio’s brokerage and/or other transaction costs. In addition, sizeable redemptions could cause the portfolio’s total expenses to increase.
Leveraging – To the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. Use of leverage may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations.
Performance: The bar chart and the table below provide some indication of the risks of investing in the portfolio. The bar chart shows how the portfolio’s performance has varied from year to year. The first index in the table shows how the portfolio’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the portfolio invests also are used to measure the portfolio’s performance.
The performance calculations do not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, performance would be lower.
Absent any applicable fee waivers and/or expense limitations, performance would be lower.
As with all mutual funds, past performance is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/annuities-performance-center or by calling 1-800-851-9777.

Annual Total Returns (calendar years ended December 31) - Initial Class

	Quarter Ended	Return
Best Quarter:	6/30/2020	27.99%
Worst Quarter:	6/30/2022	-21.80%

Average Annual Total Returns (periods ended December 31, 2025)
	1 Year	5 Years	10 Years	Inception Date
Initial Class	17.76%	12.32%	16.43%	12/31/1980
Service Class	17.47%	12.05%	16.13%	5/1/2003
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	18.56%	15.32%	18.13%
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Management:
Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Wellington Management Company LLP Portfolio Managers:
Douglas McLane, CFA	Lead Portfolio Manager	since July 2022[1]
David Siegle, CFA	Portfolio Manager	since May 2017

Transamerica WMC US Growth VP

1 Portfolio Manager since May 2017; Lead Portfolio Manager since July 2022.
Purchase and Sale of Portfolio Shares: Shares of the portfolio may only be purchased or redeemed through variable life insurance policies and variable annuity contracts offered by the separate accounts of participating life insurance companies. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information about the terms of the offering. Shares of the portfolio may also be sold to the asset allocation portfolios and to other funds of funds.
The portfolio does not have any initial or subsequent investment minimums. However, your insurance company may impose investment minimums.
The portfolio will not be charged and does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2027. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.
Tax Information: Distributions made by the portfolio to an insurance company separate account, and exchanges and redemptions of portfolio shares made by the separate account, ordinarily do not cause the owners of insurance policies and annuity contracts invested in the separate account to recognize income or gain for federal income tax purposes. Please refer to the corresponding prospectus of the policy or annuity contract that you have chosen for more information regarding the tax consequences of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries: The portfolio is generally only available as an underlying investment option for separate accounts of Transamerica life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. The portfolio and/or its affiliates may make payments to a Transamerica insurance company (or its affiliates) and to broker-dealers and other financial intermediaries for the sale of variable contracts (and thus, indirectly, the portfolio’s shares) and related services. These payments may create a conflict of interest by influencing the Transamerica insurance company or other intermediary to recommend the variable contracts that invest in the portfolio. Ask your salesperson or visit your financial intermediary’s website for more information.

Transamerica WMC US Growth VP

More on Each Portfolio’s Strategies and Investments

The following provides additional information regarding each portfolio’s strategies and investments described at the front of the prospectus. Information contained in this prospectus may apply to portfolios of Transamerica Series Trust not offered in your policy or contract. Except as otherwise expressly stated for a particular portfolio in this prospectus or in the statement of additional information or as required by law, there is no limit on the amount of a portfolio’s assets that may be invested in a particular type of security or investment. Each portfolio’s investment objective may be changed by the Board without shareholder approval.
Transamerica 60/40 Allocation VP: The portfolio is a fund of funds. The portfolio invests its assets in a combination of Transamerica funds (“underlying portfolios”). Transamerica Asset Management, Inc. (the “Investment Manager”) selects the underlying portfolios, and determines the amount invested in each of them, based on the portfolio’s investment objective, and may make changes from time to time without notice and without shareholder approval.
Under normal circumstances, the portfolio expects to allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 60% of its net assets in equities and approximately 40% of its net assets in fixed-income. In the short-term, actual asset allocations may vary.
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The underlying portfolios may invest in derivatives such as futures contracts, options and swaps. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests.
The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios. The portfolio may invest in a limited number of underlying portfolios.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Aegon Bond VP: The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities, which may include dollar rolls, U.S. government and foreign government bonds and notes (including emerging markets), mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), convertible bonds and other convertible securities, bank loans and loan participations, structured notes, and preferred securities.
Under normal circumstances, at least 70% of the portfolio’s net assets will be invested in (a) debt securities rated investment grade or higher (rated at least BBB by Standard & Poor’s or Fitch or Baa by Moody’s) by at least two rating agencies or, if unrated, are determined to be of comparable quality by the sub-adviser; (b) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, or A-1 or A-2 by Standard & Poor’s; and/or (d) cash or cash equivalents. Up to 30% of the portfolio’s net assets may be invested in debt securities that do not meet the investment grade criteria referred to above (commonly known as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). The portfolio may invest up to 5% of its net assets in equity securities, such as common stocks, rights, warrants or preferred stock. The portfolio may invest in securities of any maturity and does not have a target average duration.
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environments and global asset classes and proprietary “bottom-up” research of sectors, industries, issuers, and individual securities. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement and relative value of markets and securities prices worldwide. In its proprietary “bottom-up” research of corporate and sovereign debt and other fixed-income securities, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the portfolio. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, commercial mortgage-backed securities, certain asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), structured notes, certain preferred securities, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in dollar rolls, U.S. government bonds and notes, U.S. agency securities, convertible bonds, other convertible securities, certain bank loans and loan participations, asset-backed commercial paper, cash, certain cash equivalent securities, equity securities, common stocks, rights, warrants, derivatives, repurchase agreements and money market instruments. ESG factors considered can vary across issuers and industries and may include, but are not limited to, greenhouse gas emissions, biodiversity impacts, product and employee safety, labor management and corporate governance. For asset-backed securities and mortgage-backed securities, ESG considerations may also include, but are not limited to, affordability and energy efficiency of collateral, underwriting standards and policies, alignment of interest and control provisions. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio. When assessing a company’s or country’s ESG practices, the sub-adviser may evaluate a range of environmental, social and/or governance considerations. Environmental considerations may include, but are not limited to, greenhouse gas emissions, water and wastewater effects, hazardous materials, air quality concerns, biodiversity impacts, material sourcing practices and product design and lifecycle management matters. Social considerations may include, but are not limited to, human rights, stakeholder engagement, approach to data privacy, product safety and related sales practices, health and safety in the work environment, underwriting criteria, loan and lease servicing practices, labor management and supply chain management. For sovereigns, social considerations may also include workers’ rights, life expectancy, income inequality, healthcare and education. Governance considerations may include, but are not limited to, governance structure, accounting practices, remuneration, alignment of interests and ethical conduct of the business, including the risks of fraud or corruption. For sovereigns, governance considerations may also include rule of law, regulatory effectiveness, freedom of the press, corruption levels and the overall strength of the country’s institutions.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Examples of emerging market countries include China, India, Brazil, Russia, and Mexico. Emerging market country classifications may change over time.
The sub-adviser may sell a security for different reasons, including due to changes in credit outlook or security values.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Aegon Core Bond VP: The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the sub-adviser. The portfolio’s weighted average duration will typically range from 3 to 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The portfolio’s investments may include debt securities of foreign issuers, including emerging market debt securities. The portfolio may invest in securities that are denominated in U.S. dollars and in foreign currencies.

The portfolio may invest up to 10% of its net assets in emerging market debt securities and up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of its net assets in emerging market debt securities and high-yield debt securities combined. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Examples of emerging market countries include China, India, Brazil, Russia, and Mexico. Emerging market country classifications may change over time. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate, government and agency debt, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine sector, security, yield curve, and duration positions for the portfolio. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for investment grade corporate debt securities, foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, asset-backed commercial paper, dollar rolls, repurchase agreements, derivatives, cash, certain cash equivalent securities and money market instruments. ESG factors considered can vary across issuers and industries and may include, but are not limited to, greenhouse gas emissions, biodiversity impacts, product and employee safety, labor management and corporate governance. For asset-backed securities and mortgage-backed securities, ESG considerations may also include, but are not limited to, affordability and energy efficiency of collateral, underwriting standards and policies, alignment of interest and control provisions. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio. When assessing a company’s or country’s ESG practices, the sub-adviser may evaluate a range of environmental, social and/or governance considerations. Environmental considerations may include, but are not limited to, greenhouse gas emissions, water and wastewater effects, hazardous materials, air quality concerns, biodiversity impacts, material sourcing practices and product design and lifecycle management matters. Social considerations may include, but are not limited to, human rights, stakeholder engagement, approach to data privacy, product safety and related sales practices, health and safety in the work environment, underwriting criteria, loan and lease servicing practices, labor management and supply chain management. For sovereigns, social considerations may also include workers’ rights, life expectancy, income inequality, healthcare and education. Governance considerations may include, but are not limited to, governance structure, accounting practices, remuneration, alignment of interests and ethical conduct of the business, including the risks of fraud or corruption. For sovereigns, governance considerations may also include rule of law, regulatory effectiveness, freedom of the press, corruption levels and the overall strength of the country’s institutions.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The sub-adviser may sell a security for different reasons, including due to changes in credit outlook or security values.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Aegon High Yield Bond VP: The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in high-yield bonds (commonly known as “junk bonds”). The portfolio normally invests primarily in U.S. securities.
Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the sub-adviser). The sub-adviser seeks to achieve high returns for the portfolio while maintaining a reasonable risk profile.
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub-adviser believes affect the movement of markets and securities prices worldwide. This “top-down” analysis assists the sub-adviser in analyzing portfolio risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the portfolio. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for high-yield bonds, foreign securities (including emerging markets), investment grade bonds, certain asset-backed securities, private residential mortgage-backed securities, certain preferred equity, privately issued debt securities issued pursuant to Rule 144A or Regulation S and certain cash equivalents (including corporate commercial paper) alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in certain bank loans, U.S. Treasury and agency mortgage-backed securities, common equity, cash, certain cash equivalent securities, asset-backed commercial paper, repurchase agreements and money market instruments. ESG factors considered can vary across issuers and industries and may include, but are not limited to, greenhouse gas emissions, biodiversity impacts, product and employee safety, labor management and corporate governance. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio. When assessing a company’s or country’s ESG practices, the sub-adviser may evaluate a range of environmental, social and/or governance considerations. Environmental considerations may include, but are not limited to, greenhouse gas emissions, water and wastewater effects, hazardous materials, air quality concerns, biodiversity impacts, material sourcing practices and product design and lifecycle management matters. Social considerations may include, but are not limited to, human rights, stakeholder engagement, approach to data privacy, product safety and related sales practices, health and safety in the work environment, underwriting criteria, loan and lease servicing practices, labor management and supply chain management. For sovereigns, social considerations may also include workers’ rights, life expectancy, income inequality, healthcare and education. Governance considerations may include, but are not limited to, governance structure, accounting practices, remuneration, alignment of interests and ethical conduct of the business, including the risks of fraud or corruption. For sovereigns, governance considerations may also include rule of law, regulatory effectiveness, freedom of the press, corruption levels and the overall strength of the country’s institutions.
The portfolio has no maturity or duration requirements or limitations. The portfolio may invest in foreign securities, including up to 10% of its net assets in emerging market securities. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Examples of emerging market countries include China, India, Brazil, Russia, and Mexico. Emerging market country classifications may change over time.
To a lesser extent, the portfolio may invest in investment grade bonds, bank loans, asset backed and mortgage backed securities, preferred equity securities, common equity securities (received in connection with exchanges or restructurings) and cash equivalents. The portfolio may also invest in hybrid instruments having both debt and equity characteristics.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The sub-adviser may sell a security for different reasons, including due to changes in credit outlook or security values.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Aegon Sustainable Equity Income VP: The portfolio’s sub-adviser, Aegon Asset Management UK plc (the “sub-adviser”), deploys an active strategy that generally invests in large and middle capitalization U.S. companies, focusing on those that pay dividends and that the sub-adviser views as having a favorable sustainability profile. Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities. The sub-adviser generally looks to buy stocks and hold them over multi-year periods in an effort to benefit from the compounding effects of increasing dividends.
When selecting dividend-paying stocks, the sub-adviser normally seeks to invest in companies that fall within one of three groupings established by the sub-adviser. One group is “compounders” or those companies that the sub-adviser sees as consistent annual dividend growers with long-term records of growing dividend-per-share. A second group is “hoarders” or those companies that are viewed by the sub-adviser as having the operating success and balance sheet strength to potentially increase dividend payout ratios and positively surprise the market. The third group is “de-equitizers” with capital structures that the sub-adviser believes offer the potential for mergers and acquisitions or share buy-backs.
In addition, the sub-adviser applies its sustainability assessment framework in evaluating each company considered for the portfolio. The sub-adviser’s Responsible Investment team defines companies as being sustainability “Leaders”, “Improvers”, “Neutrals” or “Laggards” (as further defined below). The sub-adviser will invest at least 85% of the portfolio’s net assets in stocks of companies with what the sub-adviser views as having positive sustainability credentials, which are companies the sub-adviser’s Responsible Investment team has identified as “Leaders” or “Improvers.” The sub-adviser may invest up to 15% of the portfolio’s net assets in stocks of companies that the Responsible Investment team views as “Neutral.” The sub-adviser will not invest in companies identified by the Responsible Investment team as “Laggards.”
The sub-adviser maintains an exclusion list containing companies involved in a range of activities that the sub-adviser believes have a negative impact on the environment and/or social factors. These are therefore excluded by the sub-adviser from the investible universe at the start of the investment process, based on the following criteria: adult entertainment (own an adult entertainment company or produce adult entertainment), animal testing (engage in the production or sale of animal tested cosmetics), gambling (derive more than 10% of revenue from gambling), genetic modification (conduct genetic modification for agricultural policies), tobacco (derive more than 10% revenue from tobacco), weapons (produce or sell civilian firearms and firms which manufacture or sell armaments, nuclear weapons or associated products), nuclear power (own a nuclear power facility), fossil fuels (engagement in the extraction of coal and oil) and human rights (companies failing to address serious allegations of violations of international standards on human rights including the use of child forced or bonded labor). In assessing whether an individual company is an eligible investment or excluded based on the exclusionary list, the sub-adviser utilizes Morgan Stanley Capital International (“MSCI”) and Institutional Shareholder Services Inc. (“ISS”) to check revenue exposure to excluded activities. As the portfolio’s portfolio securities are reviewed during the course of a year, or as material corporate events occur, the sub-adviser utilizes MSCI and ISS to reassess revenue exposures.
Sustainability research by the sub-adviser’s Responsible Investment team, composed of employees of the sub-adviser and certain of its affiliates, forms a key part of the sub-adviser’s investment process. For companies not excluded based on the sub-adviser’s exclusion list, the Responsible Investment team independently conducts sustainability research on each company proposed for investment by the sub-adviser’s investment team. The sustainability research uses a three-dimensional framework to analyze each company, focusing on what the sub-adviser views as material sustainability factors with clear links to risks and opportunities. For each company, this process analyzes (i) its products (what it does), (ii) its practices (how it does it) and (iii) its sustainable improvement (is it improving from a sustainability perspective or does it have credible plans to do so?). The outcome of this analysis is that each company proposed for investment by the sub-adviser’s investment team is classified by its Responsible Investment team as either a sustainability “Leader”, “Improver”, “Neutral” or “Laggard” company.
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Sustainability “leaders” are companies that the Responsible Investment team believes exhibit top-quartile performance relative to global and regional peers from a combination of positive operational practices and being strategically well positioned with regard to the impact of their products or services. Activities that generate clear positive impact are viewed positively by the team.
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“Improvers” are companies in which the Responsible Investment team has identified sustainability issues that need to be addressed but where the team believes the company is taking action to address these and is showing clear signs of improvement, or has credible plans to do so.
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“Neutral” companies are those with products and practices that do not have clear positive sustainability characteristics, but which do not also have a meaningful negative impact on the environment or society, as determined by the sub-adviser’s Responsible Investment team.
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“Laggards” have, in the Responsible Investment team’s view, a poor product impact and/or have unacceptably low operational standards.
A minimum of 85% of the portfolio’s net assets will be invested in any combination of companies classified by the sub-adviser’s Responsible Investment team as “Leaders” and “Improvers”. If a company is classified as a “Laggard,” it cannot be held in the portfolio. The remaining proportion of the portfolio (constituting a maximum of 15% of the portfolio’s net assets) may be invested in stocks of companies that are categorized as “Neutral”. The sub-adviser’s Responsible Investment team may reclassify a company should its sustainability analysis of the company change. A change in classification can cause a security to be sold or render a security eligible for investment.
The sub-adviser uses data provided by third party vendors as one of a range of inputs into its assessment of a company’s sustainability credentials. The use of such data assists in initial screening and controversy monitoring but is not used in isolation to draw any final conclusions. The sub-adviser’s sustainability analysis process is based on detailed internal sustainability analysis carried out by its Responsible Investment team and it is this internal analysis that determines the sustainability category allocated to each stock.
The sub-adviser constructs a portfolio of individual stocks, selected on a “bottom-up” basis, meaning that it selects individual securities based on their specific merits, using fundamental analysis. The portfolio will typically consist of approximately 35 to 50 stocks with individual position sizes generally ranging from 1% to 10% of the portfolio’s net assets (10% maximum position weighting). Non-U.S. stocks, including American Depository Receipts (ADRs), are limited to 10% of the portfolio’s net assets. Annual portfolio turnover is anticipated to normally be less than 40%.
The sub-adviser generally employs a fully invested strategy. Therefore, under normal market conditions, cash and cash equivalents will generally be less than 5% of the portfolio’s net assets.
The portfolio may, but is not required to, invest in index-traded futures to equitize cash in order to gain general equity market exposure until investments are made into stocks of individual companies.
All investments by the portfolio, with the exception of cash, cash equivalents, short-term debt securities, repurchase agreements, money market instruments and index-traded futures, are subject to the sub-adviser’s sustainability assessment framework.
The sub-adviser will normally sell a holding when it considers the investment thesis to have materially changed, including when it no longer meets the sub-adviser’s dividend criteria or sustainability criteria. A downgrade of a company to “laggard” status would prompt the full sale of the portfolio’s holding in the company as soon as is practicable.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Aegon U.S. Government Securities VP: The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. government debt obligations, or obligations guaranteed by U.S. government agencies or government sponsored entities and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities. These securities may include:
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U.S. Treasury obligations
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Obligations issued by or guaranteed by U.S. government agencies or government-sponsored entities, including inflation-protected bonds. Obligations guaranteed by U.S. government agencies or government-sponsored entities include issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise
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Mortgage-backed securities guaranteed by Ginnie Mae or other U.S. government agencies or government-sponsored entities such as Freddie Mac or Fannie Mae
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Collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by the U.S. government or its agencies and government-sponsored entities
The weighted average duration of the portfolio will generally range from four to eight years.
The portfolio may invest up to 20% of its net assets in investment grade corporate bonds, short-term corporate debt securities, asset-backed securities, commercial mortgage-backed securities, mortgage-backed securities not guaranteed by the U.S. government, zero coupon bonds, “interest only” or “principal only” securities, high yield debt securities, debt securities of foreign corporate or sovereign issuers in developed countries, and obligations of U.S. banks and foreign banks denominated in U.S. dollars or other currencies. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the portfolio’s sub-adviser.
The portfolio invests in debt obligations that the sub-adviser believes offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity. In managing the portfolio’s assets, the sub-adviser uses a combination of global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of government debt and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub-adviser believes affect the movement of markets and securities prices worldwide. This information helps to inform the sub-adviser’s decisions regarding the portfolio’s duration, yield-curve positioning and level of exposure to various asset classes. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, cash flows, capital structure and, as applicable, collateral.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures (including regularly employing interest rate futures), forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis. The portfolio may also invest in dollar rolls.
The sub-adviser may sell a security for different reasons, including due to changes in credit outlook or security values.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica American Funds Managed Risk VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, Milliman Financial Risk Management LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in the American Funds Insurance Series Asset Allocation FundSM (the “Underlying Portfolio”). The portfolio employs a risk management strategy in an effort to manage return volatility.
The investment objective of the Underlying Portfolio is to seek to provide investors with high total return (including income and capital gains) consistent with the preservation of capital over the long term. In seeking to pursue its investment objective, the Underlying Portfolio varies its mix of equity securities, debt securities and money market instruments. Under normal market conditions, the Underlying Portfolio’s investment adviser, Capital Research and Management CompanySM, expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments. As of December 31, 2025, the Underlying Portfolio was approximately 65.3% invested in equity securities, 30.9% invested in debt securities and 3.8% invested in cash and cash equivalent securities. The proportion of equities, debt and money market securities held by the Underlying Portfolio varies with market conditions and its investment adviser’s assessment of their relative attractiveness as investment opportunities. The primary benchmark of the Underlying Portfolio is the S&P 500® Index.
The Underlying Portfolio invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Although the Underlying Portfolio focuses on investments in medium to larger capitalization companies, the Underlying Portfolio’s investments are not limited to a particular capitalization size. The Underlying Portfolio may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to 5% of its assets in debt securities of issuers domiciled outside the United States. In addition, the Underlying Portfolio may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Portfolio’s investment adviser or unrated but determined to be of equivalent quality by the Underlying Portfolio’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The Underlying Portfolio’s investment adviser uses a system of multiple portfolio managers in managing the Underlying Portfolio’s assets. Under this approach, the portfolio of the Underlying Portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested.
The Underlying Portfolio relies on the professional judgment of its investment adviser to make decisions about the Underlying Portfolio’s portfolio investments. The basic investment philosophy of the Underlying Portfolio’s investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The Underlying Portfolio’s investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the Underlying Portfolio’s investment adviser believes that they no longer represent relatively attractive investment opportunities.

The portfolio seeks to manage return volatility by employing a managed risk strategy. The portfolio’s managed risk strategy seeks to stabilize the volatility of the portfolio around a target volatility level. Managing to the portfolio’s volatility target is expected to, on average over time, result in approximately 60% equity related exposure and approximately 40% fixed income exposure. Managing to the target volatility level may, at times, result in the portfolio’s exposures varying significantly from this asset mix goal. The sub-adviser may use derivative instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other derivative instruments judged by the sub-adviser to be necessary to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell derivative instruments based on one or more market indices in an attempt to maintain the portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual derivative instruments that it believes will have prices that are highly correlated to the Underlying Portfolio’s positions. The sub-adviser adjusts derivative instruments to manage overall net portfolio risk exposure, in an attempt to stabilize the volatility of the portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant market declines. The sub-adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the portfolio’s derivative instruments accordingly. In addition, the sub-adviser will monitor liquidity levels of relevant derivative instruments and transparency provided by exchanges or the counterparties in derivatives transactions.
The sub-adviser adjusts derivatives positions to manage overall net portfolio risk exposure. The sub-adviser may, during periods of rising security prices, implement strategies in an attempt to preserve gains on the portfolio’s positions. The sub-adviser may, during periods of falling security prices, implement additional strategies in an effort to reduce losses in adverse market conditions. In these situations, the sub-adviser’s activity could significantly reduce the portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy may be used to decrease the amount of derivative instruments used to hedge the portfolio. The sub-adviser also adjusts derivative instruments to realign individual positions when the portfolio's asset allocation profile is rebalanced. The target volatility level will be set from time to time by the investment adviser and sub-adviser and may be adjusted if deemed advisable in the judgment of the investment adviser and sub-adviser.
Depending on market conditions, scenarios may occur where the portfolio has no positions in any derivative instruments.
The portfolio is non-diversified.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock Government Money Market VP: The portfolio is a government money market fund. The portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in:
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high-quality, U.S. dollar-denominated short-term money market securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities;
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repurchase agreements that are fully collateralized by U.S. government securities or cash; and
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cash.
The portfolio's sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), invests at least 99.5% of the portfolio's total assets (plus the amount of borrowings, if any, for investment purposes) in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements fully collateralized by such obligations or cash. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements fully collateralized by such obligations.
The portfolio will enter into repurchase agreements only with financial institutions that the sub-adviser determines are creditworthy. A financial institution must furnish collateral to the portfolio at least equal in value to the amount of its repurchase obligation. This collateral must consist of U.S. government securities or cash. The sub-adviser is responsible for ensuring that each repurchase agreement is eligible for purchase by the portfolio.
In managing the portfolio's assets, the sub-adviser uses a combination of “top-down” analysis of macroeconomic and interest rate environments and “bottom-up” research of sectors and issuers. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental and technical factors that may affect the movement of markets. In its “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and collateral and covenants to specific markets and individual issuers.

The portfolio invests in securities with a maximum remaining maturity of 397 days or less (with certain exceptions) and maintains a dollar-weighted average fund maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the portfolio will hold at least 25% of its total assets in daily liquid assets and at least 50% of its total assets in weekly liquid assets. For purposes of these limits, daily liquid assets and weekly liquid assets are generally defined to include cash, U.S. Treasuries, certain other government securities, as well as other securities that can be readily converted to cash within one or five business days, respectively.
The portfolio invests in accordance with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 and other rules of the Securities and Exchange Commission.
The portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. The portfolio may invest in other government money market funds to the extent permitted by law.
The sub-adviser employs relative value strategies when selling securities that are focused on identifying discrepancies in prices among securities that share similar economic or financial characteristics. This strategy is based on the premise that certain securities are mispriced given that they have consistent valuation factors in common, such as liquidity, interest rate, maturity, or spread. The sub-adviser may employ a variety of qualitative techniques to identify securities they believe to be mispriced relative to fundamental or technical factors.
If the portfolio takes a temporary defensive position, it will be more difficult for the portfolio to achieve its investment objective. Although the sub-adviser has the ability to take temporary defensive positions, it may choose not to do so for a variety of reasons, including during volatile market conditions.
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 35% in equity ETFs and approximately 65% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 20% to 50% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 7%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling. The sub-adviser expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).

The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 70% in equity ETFs and approximately 30% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 30% to 95% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 14%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling. The sub-adviser expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 50% in equity ETFs and approximately 50% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 25% to 70% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 10%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling.
The sub-adviser expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 50% in equity ETFs and approximately 50% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 2.5% to 50% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 9.5%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling.
The sub-adviser expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.

The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP: Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser.
The portfolio’s target allocation for long-term investments (the “Strategic Asset Allocation”) is approximately 70% in equity ETFs and approximately 30% in fixed-income ETFs that are not money market funds (“fixed-income ETFs”). The portfolio’s sub-adviser may periodically adjust the portfolio’s asset class allocations in accordance with its investment process and in an effort to appropriately position the portfolio to changing market environments. The sub-adviser may also allow the relative weighting of the portfolio’s investments within asset classes to vary from its Strategic Asset Allocation in response to market conditions, and may from time to time make tactical increases or decreases to the portfolio’s investment in a particular asset class beyond the Strategic Asset Allocation based on a broad range of market and economic trends and quantitative factors, such as market pricing and economic growth, inflation and policy data.
The portfolio’s equity exposure will generally range from 3.5% to 70% of its net assets under periods of normal market conditions.
The sub-adviser will seek to manage the portfolio’s volatility in an effort to stabilize performance. The sub-adviser will monitor the expected volatility of the portfolio on a daily basis. The sub-adviser will apply a volatility control framework that may cause the sub-adviser to respond to periods of higher than expected volatility by deviating from the Strategic Asset Allocation, allocating away from riskier asset classes such as equities, and increasing the portfolio’s exposure to cash and defensive assets in order to attempt to reduce volatility within the portfolio. Under this framework, if the sub-adviser’s risk forecast exceeds the portfolio’s volatility ceiling of 13%, the sub-adviser will normally allocate the portfolio’s assets away from riskier asset classes and to defensive assets in an effort to remain at or below the volatility ceiling.
The sub-adviser expects to allocate back to riskier assets away from defensive assets as volatility normalizes. The strategy is intended to result in lower volatility of the portfolio’s net asset value under negative market conditions.
The underlying ETFs have a variety of investment focuses. The underlying equity ETFs include ETFs that are based on large cap U.S. equity, small cap U.S. equity and international equity (including emerging markets) indexes. The underlying fixed-income ETFs include ETFs that are based on broad, short, intermediate and long-term fixed-income indexes, as well as high yield (commonly known as “junk bonds”) and floating rate bond indexes. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio’s net asset value will fluctuate, and the fluctuations may be sizable.
The portfolio may also invest in short-term defensive instruments (including Treasury bills, repurchase agreements, money market funds and cash).

The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Edge 40 VP: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue factor-based investment strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality, size and lower volatility. Factor-based investment strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 40% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 30% of the portfolio’s net assets in U.S. equity ETFs, approximately 10% of the portfolio’s net assets in international equity ETFs, and approximately 60% of the portfolio’s net assets in fixed-income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio will not attempt to buy or sell securities based on the sub-adviser’s economic, financial or market analysis, but will instead employ a “passive” investment approach designed to follow a custom allocation model designed for Transamerica. The portfolio will buy or sell securities only when the sub-adviser believes it is necessary to do so in order to maintain the target weightings.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Edge 50 VP: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue factor-based investment strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality, size and lower volatility. Factor-based investment strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 50% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 37.5% of the portfolio’s net assets in U.S. equity ETFs, approximately 12.5% of the portfolio’s net assets in international equity ETFs, and approximately 50% of the portfolio’s net assets in fixed-income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio will not attempt to buy or sell securities based on the sub-adviser’s economic, financial or market analysis, but will instead employ a “passive” investment approach designed to follow a custom allocation model designed for Transamerica. The portfolio will buy or sell securities only when the sub-adviser believes it is necessary to do so in order to maintain the target weightings.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

Transamerica BlackRock iShares Edge 75 VP: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue factor-based investment strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality, size and lower volatility. Factor-based investment strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 75% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 56.2% of the portfolio’s net assets in U.S. equity ETFs, approximately 18.8% of the portfolio’s net assets in international equity ETFs, and approximately 25% of the portfolio’s net assets in fixed-income ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio will not attempt to buy or sell securities based on the sub-adviser’s economic, financial or market analysis, but will instead employ a “passive” investment approach designed to follow a custom allocation model designed for Transamerica. The portfolio will buy or sell securities only when the sub-adviser believes it is necessary to do so in order to maintain the target weightings.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Edge 100 VP: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, seeks to achieve the portfolio’s objective by allocating substantially all of the portfolio’s assets to a mix of exchange-traded funds (“ETFs”) advised by an affiliate of the sub-adviser. The portfolio will normally emphasize investments in ETFs that pursue factor-based investment strategies that are designed to provide consistent exposure to systematic factors such as value, momentum, quality, size and lower volatility. Factor-based investment strategies focus on one or more of these systematic factors and seek to capture broad, consistent drivers of return which cannot be isolated through traditional index strategies alone.
The portfolio normally targets an allocation of approximately 100% of its net assets to equity ETFs. Generally, the portfolio’s strategic asset allocation over the long term is expected to be as follows: approximately 75% of the portfolio’s net assets in U.S. equity ETFs and approximately 25% of the portfolio’s net assets in international equity ETFs. Typically, the portfolio is rebalanced to these strategic targets on a quarterly basis. Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity ETFs.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The portfolio will not attempt to buy or sell securities based on the sub-adviser’s economic, financial or market analysis, but will instead employ a “passive” investment approach designed to follow a custom allocation model designed for Transamerica. The portfolio will buy or sell securities only when the sub-adviser believes it is necessary to do so in order to maintain the target weightings.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Tactical – Balanced VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.
In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:
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Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix falling within the following ranges:

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Equity: 40% to 60%
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Fixed income (including money market instruments and cash): 40% to 60%
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The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds. Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor's or Fitch or below Baa by Moody’s, or if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). If more than one agency provides a rating, the average rating is attached to the bond.
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Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 50% of its net assets in equities and approximately 50% of its net assets in fixed income. In the short term, actual asset allocations may vary.
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The proportion of equities and fixed income investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.
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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The portfolio will not typically invest in derivatives; however, the underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Tactical – Conservative VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.
In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:
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Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix falling within the following ranges:
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Equity: 25% to 45%
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Fixed income (including money market instruments and cash): 55% to 75%
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The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds. Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor's or Fitch or below Baa by Moody’s, or if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). If more than one agency provides a rating, the average rating is attached to the bond.
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Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 35% of its net assets in equities and approximately 65% of its net assets in fixed income. In the short term, actual asset allocations may vary.
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The proportion of equities, debt and money market investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.
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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The portfolio will not typically invest in derivatives; however, the underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock iShares Tactical – Growth VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying exchange-traded funds (“ETFs”) advised by the sub-adviser or an affiliate.
In seeking to achieve its investment objective, the portfolio generally employs the following investment strategies:
•
Under normal market conditions, the portfolio’s sub-adviser expects to maintain an investment mix falling within the following ranges:
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Equity: 60% to 80%
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Fixed income (including money market instruments and cash): 20% to 40%
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The portfolio may invest up to 5% of its debt assets in lower quality debt securities or junk bonds. Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor's or Fitch or below Baa by Moody’s, or if unrated, determined to be of comparable quality by the portfolio’s sub-adviser). If more than one agency provides a rating, the average rating is attached to the bond.
•
Under normal circumstances and over a full market cycle, the portfolio expects to allocate its assets among underlying ETFs with the goal of achieving exposure targets over time of approximately 70% of its net assets in equities and approximately 30% of its net assets in fixed income. In the short term, actual asset allocations may vary.
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The proportion of equities, debt and money market investments held by the portfolio varies with market conditions and the sub-adviser’s assessment of their relative attractiveness as investment opportunities.
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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on strategic and tactical investment decisions. The portfolio’s tactical asset allocation strategy involves making short-term adjustments to the portfolio’s asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. The sub-adviser’s strategic asset allocation strategy involves making adjustments to the portfolio’s allocations to favor investments in those underlying ETFs that the sub-adviser expects will provide the most favorable longer-term strategic outlook for achieving the portfolio’s investment objective.
The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly on the performance of the underlying ETFs. The portfolio will not typically invest in derivatives; however, the underlying ETFs may invest in derivatives such as futures contracts, options, and swaps.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock Real Estate Securities VP: Under normal conditions, the portfolio’s sub-adviser, BlackRock Investment Management, LLC, and the portfolio’s sub-sub-advisers, BlackRock International Limited and BlackRock (Singapore) Limited (collectively, the “sub-adviser”), will invest at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that are principally engaged in the real estate industry. The sub-adviser considers issuers principally engaged in the real estate industry to be companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management, or sale of commercial, industrial or residential real estate and similar activities. These companies may include real estate investment trusts (“REITs”), real estate operating companies whose businesses and services are related to the real estate industry and real estate holding companies. The portfolio may invest in securities of non-U.S. issuers, including issuers located in emerging market or developing countries. The sub-adviser considers the following to be non-U.S. issuers: (i) foreign government issuers, (ii) issuers organized or located outside the U.S., (iii) issuers which primarily trade in a market located outside the U.S., or (iv) issuers doing a substantial amount of business outside the U.S., which the sub-adviser considers to be companies that derive at least 50% of their revenue or profits from business outside the U.S. or have at least 50% of their sales or assets outside the U.S. The portfolio primarily buys common stock, but also can invest in preferred stock and convertible securities. The portfolio may also invest in securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), non-U.S. dollar denominated securities that are traded on a U.S. exchange and local shares of non-U.S. issuers.
The sub-adviser may engage in frequent and active trading of portfolio investments to achieve the portfolio’s investment objective. The portfolio does not directly invest in real estate.
As a part of its fundamental investment process, the sub-adviser also generally considers the impact of environmental, social and governance (“ESG”) factors on certain issuers and assesses the materiality of such ESG factors when making related investment decisions for the portfolio. These ESG considerations are generally incorporated by the sub-adviser when assessing REITs, real estate operating companies, foreign issuers (including emerging markets), and issuers of common stock, preferred stock and contracts for a difference. ESG factors are not the sole considerations when making such investment decisions for the portfolio and the sub-adviser may conclude that other attributes of such issuers outweigh ESG factors. The sub-adviser's evaluation of ESG factors is subjective and may change over time.
The sub-adviser may, when consistent with the portfolio’s investment objective, use futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps (collectively, commonly known as derivatives), for purposes of managing risk or to enhance total return. The portfolio may use foreign exchange swaps, spots and forward contracts to maintain the currency exposure against the benchmark. The portfolio may also use derivatives for leverage.
The portfolio concentrates its investments in securities of issuers in the real estate industry.
The sub-adviser calculates the expected upside of each investment within the portfolio’s investment universe by comparing current pricing with indicative value or estimate of the spot fair market value. As existing positions approach their indicative value, the sub-adviser’s projected upside decreases and the investment looks less attractive. As an investment becomes less attractive, it is automatically raised as a potential source of funds for more compelling investment ideas. The sub-adviser then raises the sale of the stock for discussion and determines whether the valuation case has changed or what stocks offer more attractive upside. The sub-adviser then considers any stock changes within the context of the portfolio and decides upon any portfolio change.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica BlackRock Tactical Allocation VP: The portfolio is a fund of funds. The portfolio seeks to achieve its objective by investing its assets in a combination of Transamerica funds (the “underlying portfolios”) selected by the portfolio’s sub-adviser.
The portfolio allocates its assets to obtain equity and fixed-income exposure based on the sub-adviser’s tactical asset allocation model. The portfolio’s target level of equity exposure is determined monthly by the model based on specified market factors, such as the 10-year swap rate and implied volatility.
Under normal circumstances, the portfolio’s investments in domestic and international equity funds will vary between 40% and 90% of the portfolio’s net assets, with the remaining portion invested in domestic and international fixed-income funds, which may include money market funds. Equity exposure increases with higher 10-year swap rates and lower implied volatility. Equity exposure decreases with lower 10-year swap rates and higher implied volatility.
The portfolio’s sub-adviser, BlackRock Investment Management, LLC (the “sub-adviser”), may not vary or override the target level equity exposure regardless of the sub-adviser’s view of the market outlook. Based on the model’s target allocation, the sub-adviser selects among underlying equity and fixed-income portfolios and rebalances the portfolio’s assets among the underlying portfolios to maintain the target weightings. The underlying portfolios may include one or more portfolios sub-advised by the sub-adviser or its affiliates.
The portfolio may also invest directly in securities, including up to 20% of its assets in U.S. government securities, short-term commercial paper, cash and cash equivalents, as well as Transamerica-sponsored and third-party exchange traded funds (“ETFs”). In addition, the portfolio may, but is not required to, invest in equity index futures in an effort to efficiently manage reallocations, minimize disruption to underlying funds and enhance liquidity for the portfolio.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. As a consequence of its investment strategies and policies, the portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios. The sub-adviser may change the portfolio’s asset allocations (consistent with the model) and underlying portfolios at any time without notice to shareholders and without shareholder approval.
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.
The sub-adviser evaluates the attractiveness of countries and asset classes, and will assess each investment’s changing characteristics relative to its contribution to portfolio risk within that discipline and will sell the investment when it no longer offers an appropriate return-to-risk trade-off. The sub-adviser may also decide to sell exposure to a sub-adviser of an underlying portfolio based on the evaluation of performance or assessment of the opportunity set.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Goldman Sachs 70/30 Allocation VP: The portfolio is a fund of funds. Under normal circumstances, the portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing in underlying Transamerica funds (“underlying portfolios”). The portfolio normally targets an allocation of approximately 70% of its net assets to equity funds with the remaining 30% to fixed-income funds and rebalances the allocation to at least quarterly to maintain these approximate allocations.
The sub-adviser employs strategic asset allocation in an effort to maximize risk-adjusted returns over a full market cycle, defined as a multi-year period from the end of one economic recession through the end of the next. The sub-adviser seeks to identify and incorporate what it views as uncorrelated, persistent sources of return into its strategic asset allocation in an effort to balance risk across these return sources and translate risk allocation into capital and asset class terms. The sub-adviser also seeks to add value in the selection of underlying portfolios.
The portfolio’s investment manager, Transamerica Asset Management, Inc. will, among other things, oversee and monitor the sub-adviser and will be solely responsible for identifying the underlying portfolios available for investment and overseeing the management of the underlying portfolios. After the available underlying portfolios have been identified, the sub-adviser determines which underlying portfolios to utilize to achieve the sub-adviser’s target asset allocation. Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios. Through its investments in underlying portfolios, the portfolio may have exposure to companies of all capitalization ranges. The portfolio may have exposure to foreign equity and debt securities, including emerging market equity and debt securities. The portfolio has no maturity or duration requirements or limitations with respect to its fixed-income fund investments, and may have exposure to high yield bonds and floating rate loans. The portfolio may invest up to 10% of its total assets in a combination of high-yield bond funds, emerging markets equity funds, emerging markets fixed-income funds and real estate funds with no more than 5% in any of these fund types.
The “List and Description of Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio and provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios. It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time, and the portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios. The manager may change the underlying portfolios in which the portfolio may invest from time to time at its discretion without notice or shareholder approval.
The portfolio may also, but is not required to, invest in exchange-traded funds and/or derivatives to equitize cash in the equity portion of the portfolio. Derivatives are limited to exchange-traded equity and interest-rate futures. As a result of the derivatives usage, the portfolio may also hold a portion of the assets in short-term investments, including money market funds, government fixed-income securities, repurchase agreements and other cash equivalents.
The portfolio may have exposure to derivative instruments through its investments in underlying portfolios.

The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).
In seeking to achieve its investment objective, the portfolio follows these investment strategies:
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Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 50% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 50% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.
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The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 70% of net assets or decrease exposure to equity ETFs to approximately 25% of net assets and is permitted to increase exposure to fixed income ETFs to approximately 75% of net assets or decrease exposure to fixed income ETFs to approximately 30% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.
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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.
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The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).
In seeking to achieve its investment objective, the portfolio follows these investment strategies:
•
Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 35% of its net assets in ETFs that invest primarily in equities (“equity ETFs”) and 65% of its net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.
•
The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 50% of net assets or decrease exposure to equity ETFs to approximately 15% of net assets and is permitted to increase exposure to fixed income ETFs to approximately 85% of net assets or decrease exposure to fixed income ETFs to approximately 50% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.
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The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.
•
The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.
Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Goldman Sachs Managed Risk – Growth ETF VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, Goldman Sachs Asset Management, L.P. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing its assets primarily in a combination of underlying third-party exchange traded funds (“ETFs”).
In seeking to achieve its investment objective, the portfolio follows these investment strategies:
•
Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in ETFs. The portfolio expects to allocate substantially all of its assets among underlying ETFs that track the performance of a benchmark index in seeking to achieve targeted exposure to domestic equities, international equities and domestic bonds. The portfolio’s goal is to achieve a mix over time of approximately 75% of net assets in ETFs that invest primarily in equities (“equity ETFs”) and 25% of net assets in ETFs that invest primarily in fixed income securities (“fixed income ETFs”). The sub-adviser may adjust these percentage allocations as market conditions change based on the sub-adviser’s risk management calculations.
•
The portfolio employs a managed risk strategy in an effort to manage return volatility. The sub-adviser uses a proprietary model incorporating realized and forecasted short-term volatility to adjust the portfolio’s weightings if this short-term volatility measure is above a certain threshold. The strategy also aims to reduce the impact of sustained market declines by reducing equity exposure. In implementing this strategy, based on the level of volatility in equity and fixed income markets, changes in volatility of the portfolio, and drawdowns experienced by the portfolio, the sub-adviser is permitted to increase exposure to equity ETFs to approximately 100% of net assets or decrease exposure to equity ETFs to approximately 35% of net assets, and is permitted to increase exposure to fixed income ETFs to approximately 65% of net assets or decrease exposure to fixed income ETFs to approximately 0% of net assets. This means at any time the portfolio’s asset mix may be significantly different than its stated asset mix goal.
•
The sub-adviser decides how much of the portfolio’s assets to allocate to each underlying ETF based on what it considers to be prudent diversification principles and other factors, such as historical performance and volatility in the equity and fixed income markets.
•
The sub-adviser may periodically adjust the portfolio’s allocations to favor investments in those underlying ETFs that are expected to provide the most favorable outlook for achieving the portfolio’s investment objective.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. The portfolio’s ability to achieve its investment objective depends partly (or in part) on the performance of the underlying ETFs.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying ETF at any time. The portfolio may also invest in institutional mutual funds. The portfolio may be a significant shareholder in certain underlying ETFs and/or may invest a significant percentage of its assets in one or more underlying ETFs.
The sub-adviser may change the portfolio’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Great Lakes Advisors Large Cap Value VP: Under normal circumstances, the portfolio will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The portfolio considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index. As of December 31, 2025, the market capitalization range of the Russell 1000® Index was between approximately $1.3 billion and $4.5 trillion. The portfolio’s sub-adviser, Great Lakes Advisors, LLC (the “sub-adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The portfolio typically holds between 35 and 50 positions. The Russell 3000® Index is the portfolio’s primary benchmark and the Russell 1000® Value Index is a secondary benchmark of the portfolio.
The sub-adviser will employ a relative value approach, combining a quantitative screening tool to identify attractive candidate securities with a bottom-up, fundamental research process to select and weight individual securities. The sub-adviser’s proprietary quantitative screening tool is used to narrow the universe of potential investments by comparing stocks to their peers using a combination of factors, including relative valuation, potential for improving business prospects, earnings quality, and short-term price reversal. Valuation is assessed by the sub-adviser on both a relative and absolute basis. Relative valuation compares a stock to comparable assets in order to gauge its value and attractiveness, whereas absolute valuation evaluates a stock’s worth in absolute terms with no consideration regarding the value of other comparable assets. The sub-adviser generally invests in securities it believes to be attractively valued with the potential to exceed investor expectations and may sell securities that no longer meet the portfolio’s investment criteria. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The portfolio will generally invest in companies across a variety of industries and sectors. The portfolio will normally invest primarily in common stock and depositary receipts. The portfolio may invest up to 20% of its net assets in non-U.S. securities. The sub-adviser considers non-U.S. securities to include issuers organized or located outside the U.S. and/or that trade primarily in a market located outside the U.S. The portfolio may invest up to 20% of its net assets in medium capitalization companies.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica International Focus VP: The portfolio’s sub-adviser, Sands Capital Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, real estate investment trusts (“REITs”) and warrants. In selecting investments for the portfolio, the sub-adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub-adviser will normally invest the portfolio’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub-adviser may invest a large percentage of the portfolio’s assets in a single country, a limited number of countries, or a particular geographic region. The sub-adviser generally classifies an issuer’s primary country in one of the following ways as determined by the sub-adviser: (a) the MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub-adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub-adviser.
The sub-adviser normally allocates the portfolio’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the portfolio’s assets in issuers of a small number of industries or sectors. The portfolio typically invests in a relatively small number of companies, and the portfolio may invest a significant percentage of its assets in securities of a single company.
The sub-adviser utilizes a fundamental, bottom-up, business-focused research approach and seeks to invest the portfolio’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub-adviser leverages the following six investment criteria:
1.
Sustainable above-average earnings growth;
2.
Leadership position in a promising business space;
3.
Significant competitive advantages;
4.
Clear mission and value-added focus;
5.
Financial strength; and
6.
Rational valuation relative to the market and business prospects.
Companies that the sub-adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research. The portfolio’s investments will typically be held for an average term of three to five years, although the portfolio may hold any investment for any length of time.
The portfolio may invest up to 5% of its net assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
As part of the evaluation of a company, the sub-adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. Such ESG factors may include 1) environmental topics such as environmental policy and strategy, energy use and efficiency, pollution and waste management, water use and efficiency, greenhouse gas emissions or climate change strategy, materials use, and sourcing and regulation; 2) social topics such as data security and privacy, human capital management, human rights, labor rights, product safety and impact, diversity and inclusion, regulation, and health and safety; and 3) governance topics such as audit and accounting, board structure or composition, capital structure, executive compensation, related-party transactions, shareholder protection and rights, management accountability, increasing transparency and disclosure, regulation, and ESG strategy and oversight. The sub-adviser conducts proprietary ESG-related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub-adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub-adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.  The sub-adviser does not evaluate ESG practices with respect to certain portfolio investments, such as cash and cash equivalents or securities received as part of corporate actions.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Janus Balanced VP: The portfolio’s sub-adviser, Janus Henderson Investors US LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by normally investing 50-60% of the portfolio’s assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The portfolio normally invests at least 40% of its assets in fixed-income senior securities. Fixed-income securities may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities.

The portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. Under normal circumstances, the portfolio will invest 40-60% of its assets in U.S. equities, with no more than 5% in small cap stocks, and 0-15% in international equities. The portfolio will, in aggregate, have no more than 15% in real estate investment trusts, bank loans, emerging market equities, emerging market fixed-income, and high yield debt (commonly known as “junk bonds”). Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
In choosing investments for the portfolio, the portfolio managers apply a “bottom-up” approach with one portfolio manager focusing on the equity portion of the portfolio and the other portfolio manager focusing on the fixed-income portion of the portfolio. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if investment in that company is consistent with the portfolio’s investment policies. The portfolio managers share day-to-day responsibility for the portfolio’s investments.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The sub-adviser may sell a specific equity security if the share price reflects target price; to upgrade the portfolio with a new idea that the sub-adviser believes represents better risk/reward opportunity; because of change to company or industry fundamentals that may cause advantages to deteriorate; or to adjust positions based on absolute and relative risk monitoring targets.
The sub-adviser may sell a specific fixed-income security if the investment thesis is realized on an individual security; because of negative change to company fundamentals or management intentions; if better total opportunities exist elsewhere; or if fundamentals require sector allocation repositioning.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Janus Mid-Cap Growth VP: The portfolio's sub-adviser, Janus Henderson Investors US LLC (the “sub-adviser”), under normal conditions, invests primarily in common stocks selected for their growth potential, and normally invests at least 80% of the portfolio's net assets (plus the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. The sub-adviser considers medium-sized companies to be those whose market capitalization falls within the range of companies included in the Russell Midcap® Growth Index, a benchmark of the portfolio, which as of December 31, 2025, was between approximately $1.57 billion to $101.87 billion. The portfolio may also invest in foreign securities, which may include investments in emerging markets, and it may invest up to 5% of its net assets in exchange traded funds.
The sub-adviser applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the portfolio’s investment policies.
The sub-adviser may sell a specific security if the market price exceeds the sub-adviser’s estimate of true value; because of change to company or industry fundamentals that may cause advantages to deteriorate; because balance sheet metrics deteriorate; to upgrade the portfolio with a new idea that the sub-adviser believes represents better risk/reward opportunity; because the security appreciates significantly above the mid-cap threshold; or to adjust positions based on absolute and relative risk monitoring targets.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica JPMorgan Asset Allocation – Conservative VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 35% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 65% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.

The sub-adviser may increase equity exposure to approximately 50% of economic exposure and may decrease fixed-income exposure to approximately 50% or may decrease equity exposure to approximately 5% and may increase fixed-income exposure to approximately 95% of economic exposure, informed largely by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest a maximum equity exposure and equity exposure reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
The portfolio may invest in repurchase agreements.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

Transamerica JPMorgan Asset Allocation – Moderate Growth VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 70% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 30% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica JPMorgan Asset Allocation – Moderate VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 50% of its economic exposure to equities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 50% of its economic exposure to fixed-income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary.
The sub-adviser may increase equity exposure to approximately 75% of economic exposure and may decrease fixed-income exposure to approximately 25% or may decrease equity exposure to approximately 15% and may increase fixed-income exposure to approximately 85% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica JPMorgan Diversified Equity Allocation VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in U.S. or foreign equities (including emerging markets), which may include stocks, real estate securities, commodity-related securities and alternative investments. The portfolio gains this exposure by investing its assets in a combination of underlying portfolios or derivatives.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of two components: active (tactical) asset allocation and the underlying portfolio selection. For both components, the sub-adviser’s portfolio management team draws on the analysis produced by dedicated research and strategy teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
The portfolio may also invest in underlying portfolios that invest primarily in fixed-income and invest directly in U.S. government securities and/or short-term commercial paper.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser, and consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.
It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including regularly using derivatives as a means to manage equity and fixed-income exposure without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica JPMorgan Enhanced Index VP: The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large- and medium-capitalization U.S. companies. The portfolio may invest in foreign companies. The sub-adviser will normally keep the portfolio as fully invested in equity securities as practicable. Industry by industry, the portfolio’s weightings are generally similar to those of the S&P 500® Index, the benchmark of the portfolio. The sub-adviser normally does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500® Index.
Within each industry, the portfolio’s sub-adviser may modestly overweight stocks that it views as undervalued or fairly valued while modestly underweighting or not holding stocks that it views as overvalued. The sub-adviser employs a three-step process in valuing stocks:
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Research – The sub-adviser takes an in-depth look at company prospects over a relatively long period rather than focusing on near-term expectations. The research goal is to provide insight into a company’s real growth potential.
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Valuation – The research findings allow the sub-adviser to rank the companies in each industry group according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team’s findings.
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Stock Selection – The portfolio’s sub-adviser uses research and valuation rankings as a basis for choosing which stocks to buy and sell. In general, the sub-adviser buys stocks that are identified as undervalued and considers selling them when they appear overvalued. This process results in an investment portfolio containing typically between 175 and 350 stocks. Along with attractive valuation, the sub-adviser often considers a number of other criteria, including:
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High potential reward compared to potential risk
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Temporary mispricings caused by market overreactions
The portfolio normally invests primarily in common stocks. During ordinary market conditions, the portfolio’s sub-adviser will keep the portfolio as fully invested as practicable in equity securities. The portfolio may invest up to 20% of its assets in short-term, fixed-income instruments including:
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U.S. government securities
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Bankers’ acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches or of the World Bank
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Commercial paper and other short-term obligations of, and variable amount master demand notes and variable rate notes issued by, U.S. and foreign corporations
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Repurchase agreements
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Short-term bonds and notes with remaining maturities of 13 months or less
The portfolio may, but is not required to, use index futures to equitize cash.
The sub-adviser also integrates financially material environmental, social and governance (“ESG”) factors as part of the portfolio’s investment process (“J.P. Morgan ESG Integration”). J.P. Morgan ESG Integration involves the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its investment process, the sub-adviser seeks to assess the impact of ESG factors on many issuers in the universe in which the portfolio invests. The sub-adviser’s assessment is based on an analysis of what it views as key opportunities and risks across industries to seek to identify financially material issues with respect to the portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the portfolio while the portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, J.P. Morgan ESG Integration does not change the portfolio’s investment objective, exclude specific types of industries or companies or limit the portfolio’s investable universe. The portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.

The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The sub-adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the sub-adviser identifies a stock that it believes offers a better investment opportunity.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica JPMorgan International Moderate Growth VP: The portfolio is a fund of funds. The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of underlying Transamerica mutual funds and Transamerica-sponsored exchange traded funds that TAM has designated as available for investment by the portfolio (“underlying portfolios”).
The portfolio expects to normally allocate its investments in underlying portfolios with the goal of achieving exposure targets over time of approximately 70% of its economic exposure to equity securities, which may include stocks, real estate securities, commodity-related securities and alternative investments, and approximately 30% of its economic exposure to fixed-income securities, which may include bonds, cash equivalents and other debt securities, with approximately 10% of its economic exposure to equity and fixed-income securities of issuers in emerging markets. The actual percentage allocations at any time may vary.
The portfolio will generally have exposure to issuers located in at least three different countries outside the U.S.
The sub-adviser may increase its international developed markets equity exposure to approximately 95% of economic exposure and may decrease fixed-income exposure to approximately 5% or may decrease equity exposure to approximately 35% and may increase fixed-income exposure to approximately 65% of economic exposure, largely informed by the sub-adviser’s multi-factor risk management framework.
The risk management framework is a quantitatively driven process that makes asset allocation recommendations and may suggest equity exposure increases and reductions based on a set of asset class momentum signals and an expected portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed-income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.
In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of three integrated components: the risk management framework, active (tactical) asset allocation, and underlying portfolio selection. The risk management framework is discussed in the paragraph above. For the second and third components, the portfolio management team draws on the analysis produced by dedicated fundamental and quantitative research teams who support the investment process by generating qualitative and quantitative research and insights, including on the underlying portfolios.
As part of its investment process, the sub-adviser selects equity and fixed-income underlying portfolios and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser. Consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios, the sub-adviser faces a conflict of interest because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.
Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of those portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios and/or may invest a significant percentage of its assets in one or more underlying portfolios.
The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed-income exposure (including regularly using derivatives for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.
TAM may change the underlying portfolios and the sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica JPMorgan Tactical Allocation VP: The portfolio’s sub-adviser, J.P. Morgan Investment Management Inc. (the “sub-adviser”), seeks to achieve the portfolio’s objective by allocating, under normal circumstances, substantially all of the portfolio’s assets to a mix of asset classes and related futures contracts.
Generally, the portfolio’s long-term strategic asset allocation is expected to be as follows: 25% of portfolio net assets in global equity securities and 75% of portfolio net assets in fixed-income securities. The portfolio managers determine the portfolio’s asset allocations. The portfolio managers will generally allocate to separately managed sleeves comprised of individual fixed-income and equity securities. Each separately managed sleeve is managed by distinct investment teams at the sub-adviser specializing in specific equity or fixed-income strategies, as well as up to a maximum of 10% of net assets allocated by the portfolio managers to mutual funds and exchange traded funds (“ETFs”) advised by the sub-adviser.
In addition to the strategic asset allocation, the portfolio utilizes a tactical asset allocation strategy that seeks to generate additional return by over/underweighting asset classes that the sub-adviser believes are poised to appreciate/depreciate. In implementing the tactical asset allocation strategy, the sub-adviser has the ability to adjust the portfolio’s allocation of assets as follows: 18% to 32% of portfolio net assets in global equity exposure and 68% to 82% of portfolio net assets in fixed-income and cash exposure. The sub-adviser’s tactical asset allocation process incorporates a wide range of qualitative and quantitative inputs. Using these inputs, the sub-adviser’s portfolio management team assesses the relative attractiveness of different asset classes around the world and determines the appropriate portfolio positions to reflect their tactical views. The tactical positions are typically implemented by buying and selling futures contracts, but may also include the use of mutual funds and ETFs to access markets that lack active futures contracts (such as emerging markets equity, high yield bonds, real estate investment trusts (“REITs”) and emerging markets debt). Tactical currency positions may be implemented through the use of derivative instruments including futures and forwards (deliverable and non-deliverable).
The combined position size for U.S. REITs and international REITs will not exceed 5% at time of purchase. The combined position size for emerging markets equity and emerging markets debt will not exceed 5% at time of purchase. The portfolio’s equity allocation may include small, medium or large capitalization companies. The portfolio’s fixed income allocation typically includes corporate bonds, U.S. treasury obligations, including treasury coupon strips and treasury principal strips, and other U.S. government and agency securities, asset-backed securities and mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities or mortgage pass-through securities and cash and cash equivalents. These securities may be structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The portfolio’s fixed-income allocation may include non-agency mortgage-backed securities, as well as high yield debt securities (commonly known as “junk bonds”). Junk bonds are high risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).

The sub-adviser also integrates financially material environmental, social and governance (“ESG”) factors as part of the portfolio's investment process (“J.P. Morgan ESG Integration”). J.P. Morgan ESG Integration is the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its investment process, the sub-adviser seeks to assess the impact of ESG factors on many issuers in the universe in which the portfolio invests. The sub-adviser’s assessment is based on an analysis of what it views as key opportunities and risks across industries to seek to identify financially material issues with respect to the portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the portfolio while the portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, J.P. Morgan ESG Integration does not change a portfolio’s investment objective, exclude specific types of industries or companies or limit the portfolio's investable universe. The portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for portfolio that meet specific ESG goals.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The portfolio may invest its assets directly, or through ETFs, in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Madison Diversified Income VP: Under normal circumstances, the portfolio’s sub-adviser, Madison Asset Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in a broad mix of securities including bonds, U.S. stocks, foreign stocks, and money market instruments. Bonds, stock and cash components of the portfolio will vary, reflecting the sub-adviser’s judgment of the relative availability of attractively yielding and priced stocks and bonds.
Under normal market conditions, the balance between the two strategies of the portfolio, i.e., fixed-income investing and equity investing, is generally targeted at 60% of net assets in fixed-income and 40% of net assets in equity, but is ultimately determined by the sub-adviser after reviewing the risks associated with each type of investment, with the goal of meaningful risk reduction as market conditions demand.
Bonds (including investment grade and mortgage- or asset-backed) may constitute up to 100% of the portfolio’s net assets. Fixed-income securities are chosen by the sub-adviser based on the evaluation of the issuer, industry, market sector and maturity relative to overall portfolio structure. Fixed-income securities may be sold for a number of reasons including any of the following: a security achieving its absolute or relative price target, a change in underlying credit fundamentals, portfolio strategy dictates a portfolio rebalancing, an attractive relative value candidate is available, or portfolio cash flow needs require portfolio allocation changes. Stocks (including common, preferred and convertible bonds) may constitute up to 42% of the portfolio’s net assets. The portfolio does not intend to hold real estate or high yield securities. Equity securities are chosen by the sub-adviser based on the size and growth potential of their dividends. Individual equity securities are sold when either they reach full valuation, the thesis breaks, or in order to purchase a more attractive investment.
The portfolio may also, but is not required to, invest in exchange traded funds (“ETFs”) that are registered investment companies and may also, but is not required to, write (sell) covered call options, up to 5% of its net assets when deemed appropriate by the sub-adviser, in an effort to generate additional income through the collection of option premiums.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Market Participation Strategy VP: The portfolio seeks to provide upside participation in the stock market when the stock market advances and to reduce declines in the portfolio’s value when the stock market declines.

The portfolio’s strategy is designed to provide upside equity participation while seeking to reduce downside risk over the course of a full market cycle. The portfolio does not invest directly in equity securities. The portfolio gains equity exposure through investments in S&P 500® Index options and futures. The portfolio also invests in U.S. Treasuries, U.S. Treasury futures, U.S. agency bonds and bonds issued by supranational agencies.
The portfolio’s sub-adviser, PGIM Quantitative Solutions LLC (the “sub-adviser”) periodically rebalances the asset mix of U.S. Treasuries, U.S. Treasury futures, U.S. agency bonds, bonds issued by supranational agencies and equity index options and futures to respond to changing market conditions and to achieve what it believes to be the optimal balance between risk and reward. When determining the allocation and when to rebalance, the sub-adviser takes into account, among other factors: interest rates, the portfolio’s equity exposure, the percentage of the portfolio invested in options, the current level of the S&P 500® Index, the volatility of S&P 500® Index options, bond and dividend yields, the delta of the portfolio’s options positions (which is a measure of the sensitivity of the portfolio’s option prices to changes in price of the S&P 500® Index), and time to maturity of the options. For example, the portfolio will normally be rebalanced in the event that equity exposure increases above 70% or declines below 10% of the portfolio’s net assets. The sub-adviser also considers internal research generated by its asset allocation team when evaluating the relative attractiveness of equity versus fixed-income exposure.
There are no limitations on the amount of the portfolio’s assets that may be invested in fixed-income or equity investments.
The portfolio is non-diversified.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Morgan Stanley Capital Growth VP: The portfolio’s sub-adviser, Morgan Stanley Investment Management Inc. (the “sub-adviser”), under normal circumstances, seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations at the time of purchase within the range of companies included in the Russell 1000® Growth Index, which as of December 31, 2025, was between $1.57 billion and $4.53 trillion. The portfolio typically invests in a relatively small number of companies. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
The sub-adviser emphasizes a “bottom-up” stock selection process, seeking attractive investments on an individual company basis. The sub-adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The sub-adviser seeks to understand how environmental, social and governance (“ESG”) initiatives within companies can create value by strengthening durable competitive advantages, creating growth opportunities, driving profitability and/or aligning with secular growth trends.
Conversely, the team will evaluate how environmental and social oriented trends create material risks to the prospects of the enterprise. The sub-adviser generally engages with company management teams to discuss their ESG practices, with the aim of identifying how ESG themes present opportunities and risks that can be material to the value of the security over the long-term. Other aspects of the investment process include a proprietary, systematic evaluation of governance policies, specifically focusing on compensation alignment with long-term value creation. The sub-adviser does not treat ESG factors as a deterministic, reductive screen, nor as a portfolio construction tool layered on top of a passive vehicle.
The portfolio may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries, securities classified as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), American Depositary Shares (“ADSs”) or Global Depositary Shares (“GDSs”), foreign U.S. dollar denominated securities that are traded on a U.S. exchange and local shares of non-U.S. issuers. The sub-adviser considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in, that country. By applying these tests, it is possible that a particular company could be deemed to be from more than one country. The securities in which the portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities. The portfolio’s equity investments may include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, depositary receipts, exchange-traded funds (“ETFs”), and other specialty securities having equity features. The portfolio may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments.

The portfolio may purchase and sell certain derivative instruments, such as options, future contracts, options on futures contracts or foreign currency, contracts for difference, swaps and structured investments, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks. Foreign currency option contracts may be used for hedging purposes or non-hedging purposes in pursuing the portfolio’s investment objective. In determining compliance with any percentage limitation or requirement regarding the use or investment of portfolio assets, the portfolio will take into account derivative or synthetic instruments or other positions that, in the judgment of the sub-adviser, have economic characteristics similar to the applicable category of investments.
The portfolio may invest in initial public offerings. The portfolio may also invest up to 10% of its assets in real estate investment trusts (“REITs”) and foreign real estate companies.
The portfolio may invest in companies with significant exposure to digital assets, such as Bitcoin, or the digital asset ecosystem, including companies that act as digital asset treasuries by accumulating Bitcoin or other digital assets and/or providing Bitcoin or other digital asset related products and services. The portfolio does not invest directly in digital assets.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP: The portfolio’s sub-adviser, Milliman Financial Risk Management LLC (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in Transamerica Morgan Stanley Global Allocation VP (the “Underlying Portfolio”). The portfolio employs a risk management strategy in an effort to manage return volatility.
Under normal circumstances, the Underlying Portfolio’s sub-adviser, Morgan Stanley Investment Management Inc. (“Morgan Stanley”), seeks to achieve the portfolio’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase equity securities and limited partnership interests. Fixed-income securities may include mortgage-related or mortgage-backed securities, floating rate securities, inflation-linked fixed-income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities. The Underlying Portfolio’s neutral allocation is 60% of net assets in equity securities and 40% of net assets in fixed-income securities, including cash and cash equivalent securities, although this allocation may change and vary significantly in response to changing market conditions, as the sub-adviser to the Underlying Portfolio tactically allocates the Underlying Portfolio’s assets.
The Underlying Portfolio’s sub-adviser utilizes a “top-down” investment approach that focuses on asset class, sector, region, country and currency and thematic allocations. The Underlying Portfolio’s sub-adviser’s investment and allocation decisions for the Underlying Portfolio are based on that sub-adviser’s evaluations, analyses and judgments, taking into account results of its fundamental market research and recommendations generated by the Underlying Portfolio’s quantitative inputs. The Underlying Portfolio’s sub-adviser’s research process generally focuses on the following factors across asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations and 3) sentiment, such as investor flows and positioning. The Underlying Portfolio may invest in any country, including developing or emerging market countries. The Underlying Portfolio allocates its assets among various countries, including the U.S. (but in no fewer than three countries). Under normal market conditions and over a full market cycle, the Underlying Portfolio’s U.S. and non-U.S. exposures will be generally consistent with those of the Underlying Portfolio’s global multi-asset secondary benchmark, the Transamerica Morgan Stanley Global Allocation VP Blended Benchmark, which consists of the MSCI All Country World Index (60%) and Bloomberg Global Aggregate Index (40%). The Underlying Portfolio’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the Underlying Portfolio’s sub-adviser considers a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.
The Underlying Portfolio may invest in equity securities of companies of all capitalization ranges. The Underlying Portfolio has no credit quality, maturity or duration requirements with respect to its fixed-income investments. The Underlying Portfolio may invest a portion of its assets in below investment grade fixed-income securities, commonly referred to as “junk” bonds. The mortgage-backed securities in which the Underlying Portfolio may invest include mortgage pass-through securities that represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks.

The Underlying Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio construction, capital appreciation, or to earn income. Derivatives may be used to increase (long) or decrease (short) exposure to markets and asset classes (equities, bonds, commodities, and/or currencies) as part of the active strategy, or to hedge against currency or broad market risks. The Underlying Portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments (including commodity-linked notes), and other related instruments and techniques. The Underlying Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Underlying Portfolio will be counted toward the portfolio’s exposure to the types of securities listed above to the extent they have economic characteristics similar to such securities.
The Underlying Portfolio may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Underlying Portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary has the same investment objective as the Underlying Portfolio and is managed by TAM and sub-advised by Morgan Stanley.
Investments in the Subsidiary are intended to provide the portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the portfolio. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
The Underlying Portfolio may invest up to 10% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The Underlying Portfolio may also invest in the China Interbank Bond Market through China’s Bond Connect program.
The portfolio seeks to manage return volatility by employing a managed risk strategy. The portfolio’s managed risk strategy seeks to stabilize the volatility of the portfolio around a target volatility level. Managing to the portfolio’s volatility target is expected to, on average over time, result in approximately 60% equity-related exposure and approximately 40% fixed-income exposure. Managing to the target volatility level may, at times, result in the portfolio’s exposures varying significantly from this asset mix goal. The sub-adviser may use derivative instruments to accomplish this goal, which may include: equity futures contracts, treasury futures contracts, currency futures contracts, and other derivative instruments judged by the sub-adviser to be beneficial to achieve the goals of the managed risk strategy. The sub-adviser may also buy or sell derivative instruments based on one or more market indices in an attempt to maintain the portfolio’s volatility at the targeted level in an environment in which the sub-adviser expects market volatility to decrease or increase, respectively. The sub-adviser selects individual derivative instruments that it believes will have prices that are highly correlated to the Underlying Portfolio’s positions. The sub-adviser adjusts derivative instruments to manage overall net portfolio risk exposure, in an attempt to stabilize the volatility of the portfolio around a predetermined target level and reduce the potential for portfolio losses during periods of significant market declines. The sub-adviser seeks to monitor and forecast volatility in the markets using a proprietary model, and adjust the portfolio’s derivative instruments accordingly. In addition, the sub-adviser will monitor liquidity levels of relevant derivative instruments and transparency provided by exchanges or the counterparties in derivatives transactions.
The sub-adviser may, during periods of rising security prices, implement strategies in an attempt to preserve gains on the portfolio’s positions. The sub-adviser may, during periods of falling security prices, implement additional strategies in an effort to reduce losses in adverse market conditions.
In these situations, the sub-adviser’s activity could significantly reduce the portfolio’s net economic exposure to equity securities. Following market declines, a downside rebalancing strategy may be used to decrease the amount of derivative instruments used to hedge the portfolio. The sub-adviser also may adjust derivative instruments to realign individual positions when the portfolio’s asset allocation profile is rebalanced. The target volatility level will be set from time to time by the investment manager and sub-adviser and may be adjusted if deemed advisable in the judgment of the investment manager and sub-adviser.
Depending on market conditions, scenarios may occur where the portfolio has no positions in any derivative instruments.
The portfolio is non-diversified.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

Transamerica Morgan Stanley Global Allocation VP: Under normal circumstances, the portfolio’s sub-adviser, Morgan Stanley Investment Management Inc., and the portfolio’s sub-sub-adviser, Morgan Stanley Investment Management Limited (collectively, the “sub-adviser”), seek to achieve the portfolio’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase equity securities and limited partnership interests. Fixed-income securities may include mortgage-related or mortgage-backed securities, floating rate securities, inflation-linked fixed-income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities. The portfolio’s neutral allocation is 60% of net assets in equity securities and 40% of net assets in fixed-income securities, including cash and cash equivalent securities, although this allocation may change and vary significantly in response to changing market conditions, as the sub-adviser tactically allocates the portfolio’s assets.
The sub-adviser utilizes a “top-down” investment approach that focuses on asset class, sector, region, country and currency and thematic allocations. The sub-adviser’s investment and allocation decisions for the portfolio are based upon the sub-adviser’s evaluations, analyses and judgments, taking into account results of its fundamental market research and recommendations generated by the sub-adviser’s quantitative inputs. The sub-adviser’s research process generally focuses on the following factors across asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations and 3) sentiment, such as investor flows and positioning. The portfolio may invest in any country, including developing or emerging market countries. The portfolio allocates its assets among various countries, including the U.S. (but in no fewer than three countries). Under normal market conditions and over a full market cycle, the portfolio’s U.S. and non-U.S. exposures will be generally consistent with those of the portfolio’s global multi-asset secondary benchmark, the Transamerica Morgan Stanley Global Allocation VP Blended Benchmark, which consists of the MSCI All Country World Index (60%) and Bloomberg Global Aggregate Index (40%). The portfolio’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the sub-adviser considers a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.
The portfolio may invest in equity securities of companies of all capitalization ranges. The portfolio has no credit quality, maturity or duration requirements with respect to its fixed-income investments. The portfolio may invest a portion of its assets in below investment grade fixed-income securities, commonly referred to as “junk” bonds. The mortgage-backed securities in which the portfolio may invest include mortgage pass-through securities that represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks.
The portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio construction, capital appreciation, or to earn income. Derivatives may be used to increase (long) or decrease (short) exposure to markets and asset classes (equities, bonds, commodities, and/or currencies) as part of the active strategy, or to hedge against currency or broad market risks. The portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments (including commodity-linked notes), and other related instruments and techniques. The portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the portfolio will be counted toward the portfolio’s exposure to the types of securities listed above to the extent they have economic characteristics similar to such securities.
The portfolio may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary has the same investment objective as the portfolio and is managed by TAM and sub-advised by the sub-adviser.
Investments in the Subsidiary are intended to provide the portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the portfolio. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
The portfolio may invest up to 10% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange. The portfolio may also invest in the China Interbank Bond Market through China’s Bond Connect program.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.

The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica MSCI EAFE Index VP: Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and Global Depositary Receipts (“GDRs”)) or in other investments in an effort to create a portfolio of securities with generally the same risk and return characteristics of the Index, including index futures contracts. The Index is designed to represent the performance of approximately 1,000 large and mid-cap securities across 21 developed markets, primarily from Europe, Australia, Asia and the Far East, and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index, which is constructed and maintained by MSCI Inc., is normally rebalanced and reconstituted each February, May, August and November.
The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non-diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non-diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.
The portfolio’s sub-adviser, SSGA Funds Management, Inc. (the “sub-adviser”), does not sub-advise the portfolio according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the sub-adviser utilizes a “passive” or “indexing” investment approach, seeking to provide investment results that, before expenses, correspond generally to the total return performance of the Index by employing a sampling strategy.
The sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the portfolio may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index when the Index is rebalanced and reconstituted.
The sub-adviser may at times, but is not required to, purchase or sell futures contracts in lieu of investment directly in the stocks included in the Index. The sub-adviser might do so, for example, in order to increase the portfolio’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the sub-adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the portfolio but the sale has not yet been completed. The sub-adviser may also, but is not required to, enter into forward foreign currency exchange contracts in an attempt to match the Index’s currency exposures.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Multi-Managed Balanced VP: Under normal circumstances, the portfolio invests approximately 60% of its net assets in equity securities and approximately 40% of its net assets in fixed-income securities (investing at least 25% of its net assets in fixed-income senior securities being those securities that rank above another security in the event of the company’s bankruptcy or liquidation). The portfolio has two sub-advisers. J.P. Morgan Investment Management Inc. (the “equity sub-adviser”) manages the equity component of the portfolio and Aegon USA Investment Management, LLC (the “fixed-income sub-adviser”) manages the fixed-income component of the portfolio. The portfolio's investment manager, Transamerica Asset Management, Inc., monitors the allocation of the portfolio's assets between the equity sub-adviser and the fixed-income sub-adviser and rebalances the allocation periodically to maintain these approximate allocations. Each sub-adviser varies the percentage of assets invested in any one type of security in accordance with its interpretation of economic and market conditions, fiscal and monetary policy, and underlying securities values.
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Equity component – The equity sub-adviser seeks to achieve the portfolio's objective by investing, under normal circumstances, at least 80% of the equity component’s net assets in equity securities of large- and medium-capitalization U.S. companies. The portfolio may invest in foreign companies. The equity sub-adviser will normally keep the equity component as fully invested in equity securities as practicable. Industry by industry, the portfolio's weightings are generally similar to those of the S&P 500® Index. The equity sub-adviser normally does not look to overweight or underweight industries. Holdings by industry sector will normally approximate those of the S&P 500® Index. The equity sub-adviser may, but is not required to, use index futures to equitize cash in order to gain general equity market exposure.
The equity sub-adviser also integrates financially material environmental, social and governance (“ESG”) factors as part of the portfolio’s investment process (“J.P. Morgan ESG Integration”). J.P. Morgan ESG Integration involves the systematic inclusion of ESG issues in investment analysis and investment decisions. As part of its investment process, the equity sub-adviser seeks to assess the impact of ESG factors on many issuers in the universe in which the portfolio invests. The equity sub-adviser’s assessment is based on an analysis of what it views as key opportunities and risks across industries to seek to identify financially material issues with respect to the portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the portfolio while the portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors. In particular, J.P. Morgan ESG Integration does not change the portfolio’s investment objective, exclude specific types of industries or companies or limit the portfolio’s investable universe. The portfolio is not designed for investors who wish to screen out particular types of companies or investments or are looking for funds that meet specific ESG goals.
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Fixed-income component – Under normal circumstances, the fixed-income component of the portfolio is invested primarily in investment grade debt securities, which may include: investment grade corporate debt securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor's or Fitch or Baa from Moody's or are of comparable quality as determined by the fixed-income sub-adviser. The fixed-income component’s portfolio weighted average duration will typically range from 3 to 10 years.
The fixed-income sub-adviser may also invest the portfolio's assets in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The fixed-income sub-adviser’s investments for the portfolio may include debt securities of foreign issuers, including emerging market debt securities. The fixed-income sub-adviser may invest the portfolio's assets in securities that are denominated in U.S. dollars and in foreign currencies.
The portfolio may invest up to 10% of the fixed-income component’s net assets in emerging market debt securities and up to 10% of the fixed-income component’s net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of the fixed-income component’s net assets in emerging market debt securities and high-yield debt securities combined. The fixed-income sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Examples of emerging market countries include China, India, Brazil, Russia, and Mexico. Emerging market country classifications may change over time. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).
In managing the portfolio’s fixed-income component, the fixed-income sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate and government debt, and other debt instruments. In the fixed-income sub-adviser’s “top-down” approach, the fixed-income sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom-up” research, the fixed-income sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The fixed-income sub-adviser uses this combined “top-down” and “bottom-up” approach to determine sector, security, yield curve positioning, and duration positions for the fixed-income component of the portfolio. The fixed-income sub-adviser’s research analysts also generally integrate ESG matters within their analytical process for investment grade debt securities, investment grade corporate debt securities, private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper), foreign issuers (including emerging markets debt securities) denominated in U.S. dollars or foreign currency and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The fixed-income sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, dollars rolls, repurchase agreements, derivatives, asset-backed commercial paper, cash, certain cash equivalent securities and money market instruments. ESG factors considered can vary across issuers and industries and may include, but are not limited to, greenhouse gas emissions, biodiversity impacts, product and employee safety, labor management, and corporate governance. For asset-backed securities and mortgage-backed securities, ESG considerations may also include, but are not limited to, affordability and energy efficiency of collateral, underwriting standards and policies, alignment of interest and control provisions. Consideration of ESG matters is subjective and not determinative in the fixed-income sub-adviser’s investment process. The fixed-income sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The fixed-income sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the portfolio. When assessing a company’s or country’s ESG practices, the fixed-income sub-adviser may evaluate a range of environmental, social and/or governance considerations. Environmental considerations may include, but are not limited to, greenhouse gas emissions, water and wastewater effects, hazardous materials, air quality concerns, biodiversity impacts, material sourcing practices and product design and lifecycle management matters. Social considerations may include, but are not limited to, human rights, stakeholder engagement, approach to data privacy, product safety and related sales practices, health and safety in the work environment, underwriting criteria, loan and lease servicing practices, labor management and supply chain management. For sovereigns, social considerations may also include workers’ rights, life expectancy, income inequality, healthcare and education. Governance considerations may include, but are not limited to, governance structure, accounting practices, remuneration, alignment of interests and ethical conduct of the business, including the risks of fraud or corruption. For sovereigns, governance considerations may also include rule of law, regulatory effectiveness, freedom of the press, corruption levels and the overall strength of the country’s institutions.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The portfolio may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The fixed-income sub-adviser may sell a security for different reasons, including due to changes in credit outlook or security values.
The equity sub-adviser may sell a security for several reasons. A security may be sold due to a change in the company’s fundamentals or if the equity sub-adviser believes the security is no longer attractively valued. Investments may also be sold if the equity sub-adviser identifies a stock that it believes offers a better investment opportunity.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica PineBridge Inflation Opportunities VP: The portfolio’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in inflation-indexed fixed-income securities issued by domestic and foreign governments, their agencies or instrumentalities, and corporations.
Inflation-indexed fixed-income securities are structured to provide protection against the negative effects of inflation. The value of an inflation-indexed fixed-income security’s principal or the interest income paid on the fixed-income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for All Urban Consumers (“CPI-U”) with respect to domestic issuers.
The portfolio may also invest in debt securities that are not inflation-indexed, including but not limited to securities issued or guaranteed by national governments, their agencies, instrumentalities, and political sub-divisions, securities of supranational organizations such as bonds, corporate debt securities, adjustable rate bonds, floating rate bonds, principal only bonds, Eurobonds, Eurodollar bonds and Yankee dollar instruments, zero coupon bonds, convertible notes, commercial paper, and commercial mortgage-backed and asset-backed securities. The portfolio may invest in money market instruments (including repurchase agreements) with remaining maturities of one year or less, as well as cash and cash equivalents. The portfolio may also invest in hybrid instruments having both debt and equity characteristics.
The portfolio may invest in securities of any maturity and does not have a target average duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The portfolio normally invests primarily in investment grade securities rated Baa3 or higher by Moody’s Investors Service, Inc. or equivalently by Standard & Poor’s Corporation or Fitch Inc., or, if unrated, determined by the sub-adviser to be of comparable quality, but may also invest in high yield securities (often referred to as “junk bonds”) rated below investment grade.

The portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign and emerging market issuers. The portfolio may invest no more than 10% of its total assets in high yield securities and emerging markets securities combined.
The sub-adviser uses both “top-down” and “bottom-up” analysis to determine security and duration positions for the portfolio. Both “top-down” and “bottom-up” approaches rely upon the same fundamental, valuation and technical framework and analysis of factors the sub-adviser believes affect pricing, including interest rates, inflation rates, liquidity and currency exposures. These factors are jointly determined and are interdependent.
The portfolio may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate or foreign currency transactions, total return and credit default swaps. The sub-adviser regularly uses currency swaps, futures and/or forwards to hedge non-U.S. dollar currency exposure. These investment strategies may be employed to either mitigate risk or generate income.
The portfolio may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The portfolio’s investments in securities issued by foreign governments may include securities issued by governments of emerging market countries. The sub-adviser considers emerging market countries as countries that major international financial institutions and financial organizations, such as the World Bank and Bloomberg, generally consider to be less economically mature than developed nations.
The sub-adviser may sell a security for several reasons, including when its price target is attained or when the sub-adviser sees better opportunities in other securities or identifies a change in fundamentals or investment story.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica ProFund UltraBear VP: The portfolio seeks investment results for a single day only, not for longer periods. This means that the return of the portfolio for a period longer than a single trading day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the “Index” for that period. For periods longer than a single day, the portfolio will lose money when the level of the Index is flat, and it is possible that the portfolio will lose money even if the level of the Index falls. Longer holding periods, higher index volatility, inverse exposure and greater leverage each exacerbate the impact of compounding on an investor’s returns. In periods of higher market volatility, the volatility of the benchmark may be at least as important to the portfolio’s return for the period as the return of the benchmark.
The portfolio invests in derivatives that the portfolio’s sub-adviser, ProFund Advisors LLC (the “sub-adviser”), believes, in combination, should have similar daily return characteristics as twice the inverse (-2x) of the daily return of the S&P 500® Index (the “Index”). Cash balances arising from the use of derivatives will typically be held in money market instruments. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted market capitalization weighted index of 500 U.S. operating companies and real estate investment trusts selected through a mechanical process that factors in criteria such as liquidity, price, market capitalization and financial viability. As of December 31, 2025, the Index included companies with capitalizations between $5.54 billion and $4.53 trillion. The average capitalization of the companies comprising the Index was approximately $121.49 billion. The Index is published under the Bloomberg ticker symbol “SPX.”
The portfolio presents different risks than other types of portfolios. The portfolio uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The portfolio may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily inverse leveraged (-2x) investment results including the impact of compounding on portfolio performance. Investors in the portfolio should actively manage and monitor their investments, as frequently as daily. An investor in the portfolio could potentially lose the full principal value of his/her investment within a single day.
The portfolio is part of the insurer’s investment strategy to deliver the return promised by the insurance contracts and is only available as an investment option when certain benefits are selected by the investor. The portfolio is intended to limit the volatility of an investor’s overall portfolio, limit the investor’s downside and contribute to more consistent overall investment returns. An investment in the portfolio will also have the effect of limiting the overall portfolio’s potential upside. Consistent returns and limits on volatility are intended to reduce the insurer’s cost of providing certain benefits selected by the investor. The portfolio may not perform as intended.

Derivatives – The portfolio invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds or funds (including exchange-traded funds (“ETFs”)), interest rates or indexes. The portfolio invests in derivatives as a substitute for directly shorting stocks in order to gain inverse leveraged exposure to the Index. These derivatives principally include:
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Swap Agreements – Contracts entered into primarily with major global financial institutions for a specified period ranging from one day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (e.g., the return on, or change in value of, a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index).
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Futures Contracts – Standardized contracts traded on, or subject to the rules of, an exchange that call for the future delivery of a specified quantity and type of asset at a specified time and place or, alternatively, may call for cash settlement.
Money Market Instruments – The portfolio invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:
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U.S. Treasury Bills – U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.
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Repurchase Agreements – Contracts in which a seller of securities, usually U.S. government securities or other “highly liquid securities”, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the portfolio as a short-term investment vehicle for cash positions.
The sub-adviser uses a mathematical approach to investing. Using this approach, the sub-adviser determines the type, quantity and mix of investment positions that the portfolio should hold to approximate, on a daily basis, the performance of twice the inverse (-2x) of the Index. The portfolio may gain inverse exposure to only a representative sample of the securities in the Index, or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the inverse of the Index. The sub-adviser does not invest the assets of the portfolio in securities or derivatives based on the sub-adviser’s view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis, or forecast market movement or trends, in managing the assets of the portfolio. The portfolio seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide inverse leveraged exposure to the Index without regard to market conditions, trends or direction.
On a daily basis, the portfolio will seek to position its portfolio so that its exposure to the Index is consistent with the portfolio’s investment objective. The Index’s movements during the day will affect whether the portfolio’s holdings need to be re-positioned. For example, if the Index has risen on a given day, net assets of the portfolio should fall. As a result, the portfolio’s inverse exposure will need to be decreased. Conversely, if the portfolio’s Index has fallen on a given day, net assets of the portfolio should rise. As a result, the portfolio’s inverse exposure will need to be increased.
Because of daily rebalancing and the compounding of each day’s return over time, the return of the portfolio for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from twice the inverse (-2x) of the return of the Index over the same period. The portfolio will lose money if the level of the Index is flat, and it is possible that the portfolio will lose money even if the level of the Index falls, as a result of daily rebalancing, the Index’s volatility and the effects of compounding.
The portfolio will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.
The portfolio is non-diversified.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. The portfolio does not take temporary defensive positions. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica S&P 500 Index VP: Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”). Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes, including index futures contracts. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index, which is constructed and maintained by S&P Dow Jones Indices LLC, is rebalanced each March, June, September and December, and is reconstituted on an as needed basis and on pre-determined dates as Index constituents change in size.

The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non-diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non-diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.
The portfolio’s sub-adviser, SSGA Funds Management, Inc. (the “sub-adviser”), does not sub-advise the portfolio according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the sub-adviser utilizes a “passive” or “indexing” investment approach, seeking to provide investment results that, before expenses, correspond generally to the total return performance of the Index by employing a sampling strategy.
The sub-adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the portfolio may purchase a sample of stocks in the Index in proportions expected to replicate generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index when the Index is rebalanced and reconstituted. The portfolio may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The sub-adviser may at times, but is not required to, purchase or sell futures contracts in lieu of investment directly in the stocks included in the Index. The sub-adviser might do so, for example, in order to increase the portfolio’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the sub-adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the portfolio but the sale has not yet been completed.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica Small/Mid Cap Value VP: The portfolio’s sub-advisers, Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC (the “sub-advisers”), seek to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of the portfolio’s net assets (plus the amount of borrowings, if any, for investment purposes) in small- and mid-cap equity securities (U.S. equity securities, American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets).
The portfolio defines small- and mid-cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index and the Russell Midcap® Index respectively, or within the range of the Russell 2500® Index, whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the portfolio invests may change. As of December 31, 2025, the market capitalization range of securities comprising the Russell 2000® Index was between $6 million and $31.29 billion, the market capitalization range of securities comprising the Russell Midcap® Index was between $1.03 billion and $101.64 billion, and the market capitalization range of securities comprising the Russell 2500® Index was between $6 million and $37 billion.
The portfolio’s investment manager, Transamerica Asset Management, Inc., determines the allocation of the portfolio’s assets between the portfolio’s sub-advisers and rebalances the allocation periodically to normally maintain an approximate allocation of 60% of the portfolio’s assets to Thompson, Siegel &Walmsley LLC and 40% of the portfolio’s assets to Systematic Financial Management, L.P. The portfolio emphasizes investments in common stocks.
Thompson, Siegel & Walmsley LLC is the sub-adviser for the mid cap sleeve. In the mid-cap sleeve the sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser’s mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Factors one and two of the screen attempt to assess a company’s discount to private market value relative to other mid-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action.
Systematic Financial Management, L.P. is the sub-adviser for the small cap sleeve. In the small-cap sleeve, the sub-adviser generally will invest in common stocks of companies with small capitalizations that are attractively valued and possess low price cash flow ratios or, in the case of certain financial stocks, low price/earnings ratios and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies and quality of management.
The portfolio’s investment methodology unifies what both sub-advisers deem to be the best attributes of quantitative screening and fundamental research in an integrated and repeatable process designed to outperform the Russell 2500® Value Index over the long term. Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The portfolio may invest up to 10% of its total assets in the securities of foreign issuers, including ADRs and foreign securities trading on U.S. markets. The portfolio may also invest in real estate investment trusts (“REITs”) and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
The small-cap sleeve sub-adviser may sell a holding for different reasons, such as if the security trades at a premium to the intrinsic value assigned to it by the small-cap sleeve sub-adviser, if the issuer of the security exhibits deteriorating operating results or shows a meaningful increase in financial leverage or if the small-cap sleeve sub-adviser identifies investment alternatives that it deems more attractive.
The mid-cap sleeve sub-adviser typically sells stocks for several reasons, including when (i) conditions that the mid-cap sleeve sub-adviser believed would increase the stock’s value are no longer present, (ii) the mid-cap sleeve sub-adviser deems another investment opportunity to be more appropriate for the portfolio, (iii) the mid-cap sleeve sub-adviser’s risk guidelines require the sale of the stock, or (iv) the portfolio’s position in the stock is no longer consistent with the portfolio’s investment strategies.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica T. Rowe Price Small Cap VP: The portfolio’s sub-adviser, T. Rowe Price Associates, Inc. (the “sub-adviser”), seeks to achieve the portfolio’s objective by investing, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in small-cap growth companies.
Small-cap growth companies are currently defined by the sub-adviser as companies whose market capitalization at the time of purchase falls within the range of companies in the Morgan Stanley Capital International U.S. Small Cap Growth Index (“MSCI U.S. Small Cap Growth Index”), which was approximately $14.4 million to $32.0 billion as of December 31, 2025, but the range will vary with market fluctuations. The market capitalization of the companies in the portfolios and the MSCI U.S. Small Cap Growth Index changes over time, and the portfolio will not sell a stock just because the company has grown to a market capitalization outside the range. Most of the stocks purchased by the portfolio will be in the size range described above. However, the portfolio may on occasion purchase a stock whose market capitalization exceeds the range.
The portfolio intends to be invested in a broadly diversified portfolio of securities and the top 25 holdings will not, under normal circumstances, constitute more than 50% of total assets. The sub-adviser believes this broad diversification should minimize the effects of individual security selection on portfolio performance.
The sub-adviser employs an integrated approach to investing by combining fundamental analysis and quantitative models to identify stocks that could be included in the portfolio. Based on these models and fundamental company research, the portfolio is constructed in a “bottom-up” manner so that the portfolio as a whole reflects a variety of metrics the sub-adviser considers important, such as valuations (price/earnings or price/book value ratios, for example) and projected earnings and sales growth rates, capital allocation and earnings quality. Sector allocations are generally in line with those of the MSCI U.S. Small Cap Growth Index, with occasional overweights or underweights in particular sectors, and the portfolio may at times have significant exposure to one or more sectors, including, for example, health care, industrials and information technology. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
While the portfolio normally invests principally in small-cap U.S. common stocks, the sub-adviser may, to a lesser extent, invest in foreign stocks (up to 10% of total assets) or exchange traded funds in pursuit of its investment objective. The portfolio may invest a portion of its assets in securities such as stock, fixed-income securities or convertible securities issued by real estate investment trusts (“REITs”). The portfolio may invest directly in REITs, including equity REITs, mortgage REITs and hybrid REITs. The portfolio may, but need not, invest in derivatives, including stock index futures and options to manage or hedge risk.
The portfolio may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.

The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica TSW International Equity VP: Under normal circumstances, the portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of foreign companies representing at least three countries other than the United States. The portfolio’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), currently anticipates investing in at least 12 countries other than the United States. The sub-adviser emphasizes established companies in individual foreign markets and seeks to stress companies and markets that it believes are undervalued. The sub-adviser expects capital growth to be the predominant component of the portfolio’s total return.
Generally, the portfolio will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the portfolio will emphasize larger, more seasoned or established companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The portfolio will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The sub-adviser seeks to diversify the portfolio’s investments around the world and within markets in an effort to minimize specific country and currency risks.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI Europe, Australasia and Far East (“EAFE”) Index. The initial universe consists of approximately 3,000 actively traded non-U.S. stocks. Parts one and two of the screen attempt to assess a company’s attractiveness based on cash flows relative to other international stocks and as compared to their industry or sector peers. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. From the model, approximately 300 stocks are identified for further research. These are the stocks that rank the highest on the basis of these four factors combined. The sub-adviser generally limits its investment universe to companies with a minimum of three years of operating history.
The sub-adviser also performs rigorous fundamental analysis, exploring numerous factors that may affect the outlook for a company. It evaluates publicly available information including sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. It applies a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment. The portfolio is typically composed of approximately 80-120 stocks as a result of this process.
Established positions in the portfolio are ranked daily and are reviewed regularly in the same manner to re-examine their fundamental and valuation characteristics. The product team meets periodically to discuss each stock’s place in the portfolio. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.
The sub-adviser may use derivatives for a variety of purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the portfolio, or as alternatives to direct investments.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica TSW Mid Cap Value Opportunities VP: Under normal circumstances, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. The portfolio's sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), considers mid cap companies to be those companies, at the time of purchase, with market capitalizations within the range of companies included in the Russell Midcap® Value Index, a benchmark of the portfolio, (between approximately $7 billion and $59 billion as of June 30, 2025, the date of the last reconstitution). The size of the companies in the Russell Midcap® Value Index will change with market conditions. The portfolio invests primarily in common stocks. The portfolio may invest in other equity and non-equity securities, including preferred stocks, convertible securities and foreign securities, which may take the form of depositary receipts. The portfolio typically invests in a relatively small number of companies.

The sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser's mid cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Parts one and two of the screen attempt to assess a company's discount to private market value relative to other mid cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The sub-adviser's analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including, but not limited to, sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.
The sub-adviser generally considers selling a security when the catalyst for the investment is no longer valid, when the sub-adviser believes that another stock will have a higher expected return, or for portfolio risk management. The portfolio generally engages in active and frequent trading of portfolio securities as part of its principal investment strategy.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.
Transamerica WMC US Growth VP: The portfolio invests, under normal circumstances, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in domestic common stocks. The portfolio invests primarily in common stocks of growth-oriented companies. Portfolio construction emphasizes stock specific risk while minimizing other sources of broad market risk. The goal is a portfolio whose relative performance is not dependent on the market environment.
The portfolio’s sub-adviser, Wellington Management Company LLP (the “sub-adviser”), employs a “bottom-up” approach, using fundamental analysis to identify specific securities within industries or sectors for purchase or sale. A “bottom-up” approach evaluates individual companies in the context of broader market factors.
The sub-adviser’s stock selection process is derived from its observation that the quality and persistence of a company’s business is often not reflected in its current stock price. Central to the investment process is, fundamental research focused on uncovering companies with improving quality metrics, business momentum, and attractive relative valuations. The investment process is aided by a proprietary screening process that narrows the investment universe to companies that are consistent with the investment philosophy. The portfolio employs a growth style of investing. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
The initial investment universe is comprised of:
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Securities held in the Russell 1000® Growth and S&P 500® Growth Indexes
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Equity securities within the market-cap range of the indexes with historical or projected growth rates greater than the Russell 1000® Index median
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Stocks that meet other growth criteria as determined by the sub-adviser
Consistent with the portfolio’s objective and other policies, the portfolio may, but is not required to, invest to a lesser extent in derivatives, including futures, forwards, options and swaps primarily for cash equitization purposes. The portfolio may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts, American Depositary Shares and U.S. dollar denominated securities of foreign issuers.
The sub-adviser may sell investments when it believes that they no longer offer attractive future returns compared with other investment opportunities, its underlying investment thesis has changed, it believes the investment presents undesirable risks, or in an attempt to limit losses on the investment.

The portfolio may invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Under adverse or unstable market, economic or political conditions, the portfolio may take temporary defensive positions in cash and short-term debt securities without limit. Although the portfolio would do this only in seeking to avoid losses, the portfolio may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market. To the extent that the portfolio has any uninvested cash, the portfolio would also be subject to risk with respect to the depository institution holding the cash.

More on the Risks of Investing in Each Portfolio

The value of your investment in a portfolio changes with the values of that portfolio’s investments. Many factors and risks can affect those values, including the risks described below. There is no guarantee that a portfolio will be able to achieve its investment objective. It is possible to lose money by investing in a portfolio.
Some of the risks of investing in the portfolios, including the principal risks of the portfolios, are discussed below. Each portfolio may be subject to factors and risks other than those identified in this prospectus, and these other factors and risks could adversely affect the portfolio’s investment results. More information about risks appears in the Statement of Additional Information (“SAI”). Before investing, you should carefully consider the risks that you will assume.
Active Trading: Certain portfolios may engage in active trading of their portfolios. Active trading will increase transaction costs and could detract from performance. During periods of market volatility, active trading may be more pronounced.
Allocation Conflicts: The sub-adviser to an asset allocation portfolio may be subject to conflicts of interest in allocating the portfolio’s assets among underlying portfolios. For example, the sub-adviser or its affiliate may serve as adviser or sub-adviser to certain underlying portfolios in which the portfolio may invest. A sub-adviser will receive more revenue when it selects an underlying fund it advises or sub-advises for inclusion in the portfolio. TAM selects the sub-adviser to the asset allocation portfolios, and benefits from the sub-adviser’s selection of underlying Transamerica portfolios.
In addition, the sub-adviser or TAM may have an incentive to take into account the effect that the portfolio’s purchase or sale of shares of underlying portfolios would have on that underlying portfolio.
Asset Allocation: A portfolio’s investment performance is significantly impacted by the portfolio’s asset allocation and reallocation from time to time. Decisions made by the investment manager, sub-adviser and/or the investment adviser of an Underlying Portfolio, including with respect to whether and when to overweight or underweight asset classes and the selection of underlying portfolios or ETFs, may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the judgment of the investment manager, sub-adviser and/or the investment adviser of an Underlying Portfolio about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or ETF or other issuer is incorrect. The available underlying portfolios and/or ETFs selected by the investment manager and/or sub-adviser may underperform the market or similar investments.
For certain portfolios, the application of formulas for de-risking or ending de-risking as part of the portfolio’s managed risk strategy will impact the portfolio’s asset class allocations and may not produce the desired results.
Asset Class Allocation: A portfolio’s investment performance is significantly impacted by the portfolio’s asset class allocation and reallocation from time to time. The investment manager’s and/or sub-adviser’s decisions, including with respect to whether and when to overweight or underweight asset classes, may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the investment manager’s and/or sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.
For certain portfolios, the balance between equity and debt securities limits the potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

For certain portfolios, the investment manager’s and/or sub-adviser’s decisions regarding whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking may not produce the desired results.
Asset Class Variation: Certain portfolios may invest in underlying portfolios and/or ETFs. The underlying portfolios and/or ETFs invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio or ETF may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios and ETFs at any given time, and the percentage of the portfolio's assets invested in the various underlying portfolios and ETFs, the portfolio's actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the portfolio's performance.
Bank Obligations: Bank obligations include certificates of deposit, fixed time deposits, bankers’ acceptances, and other debt and deposit-type instruments issued by banks. To the extent a portfolio invests in bank obligations, the portfolio will be more susceptible to negative events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as regulatory and political conditions. Banks are highly regulated, and decisions by regulators may limit the loans banks make, affect the interest rates and fees they charge and reduce bank profitability.

Cash Management and Defensive Investing: The value of investments held by a portfolio for cash management or defensive investing purposes can fluctuate. Like other fixed-income securities, cash and cash equivalent securities are subject to risk, including market, interest rate and credit risk. If a portfolio holds cash uninvested, the portfolio will be subject to the credit risk of the depository institution holding the cash, it will not earn income on the cash and the portfolio’s yield will go down. If a significant amount of a portfolio’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.
CFTC Regulation: The investment manager has registered as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment manager to certain portfolios. The investment manager is therefore subject to dual regulation by the SEC and the Commodity Futures Trading Commission (“CFTC”), and is a member of the National Futures Association and is also subject to its rules and oversight. Regulation of commodity investing continues to change, and additional compliance and other expenses may be incurred.
China: China and other emerging market countries may be subject to considerable degrees of economic, political and social instability. Markets in China and other Asian countries are relatively new and undeveloped. China’s economic health is largely dependent upon exports, and may be dependent upon the economies of other Asian countries. Investments in Chinese and other Asian issuers could be adversely affected by changes in government policies, or trade or political disputes with major trading partners, including the U.S. China’s growing trade surplus with the U.S. has given rise to trade disputes and the imposition of tariffs. The U.S. has also restricted the sale of certain goods to China. In addition, the U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. China’s central government exercises significant control over China’s economy and may intervene in the financial markets, such as by imposing trading restrictions, and investments in Chinese issuers could be adversely affected by changes in government policies. The Chinese economy could be adversely affected by supply chain disruptions. An economic slowdown in China could adversely affect economies of other emerging market countries that trade with China, as well as companies operating in those countries. Economies of Asian countries and Asian issuers could be adversely affected by regional security threats. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may, from time to time, be unable to inspect audit work papers of certain foreign issuers. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
China A–Shares: Certain portfolios may invest in equity securities of certain Chinese companies, directly or through ETFs, collectively referred to as China A-shares, through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (collectively, the “Programs”). The Programs are securities trading and clearing linked programs between either Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SSZE”), and the Stock Exchange of Hong Kong Limited, Hong Kong Securities Clearing Company Limited, and China Securities Depository and Clearing Corporation Limited, with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC” or “China”) and Hong Kong. The Programs are subject to daily quota limitations, which may restrict a portfolio’s ability to invest in China A-shares through the Programs and to enter into or exit trades on a timely basis. The Shanghai and Shenzhen markets may be open at a time when the Programs are not trading, with the result that prices of China A-shares may fluctuate at times when a portfolio is unable to add to or exit its position. Only certain China A-shares are eligible to be accessed through the Programs. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Programs. Because the Programs are in their early stages, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Programs are subject to regulations promulgated by regulatory authorities for the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited and the Shenzhen Stock Exchange, and existing and additional regulations or restrictions, such as limitations on redemptions, suspension of trading and limitations on profits, may adversely impact the Programs and/or a portfolio’s investments through the Programs. There is no guarantee that applicable exchanges will continue to support the Programs in the future.
Investments in China A-shares are subject to risks specific to the China market. Any significant change in mainland China’s political, social or economic policies may have a negative impact on investments in the China market. The regulatory and legal framework for capital markets in mainland China may not be as well developed as those of developed countries. Chinese accounting standards and practices may deviate significantly from international accounting standards. The settlement and clearing systems of the Chinese securities markets may not be well tested and may be subject to increased risks of error or inefficiency.
If a portfolio was considered to be a tax resident of China, it would be subject to Chinese corporate income tax at the rate of 25% on its worldwide taxable income. If a portfolio was considered to be a non-resident enterprise with a “permanent establishment” in China, it would be subject to Chinese corporate income tax of 25% on the profits attributable to the permanent establishment.

A portfolio’s investments in securities, including China A-shares, issued by Chinese companies may cause a portfolio to become subject to withholding and other taxes imposed by China tax authorities. China generally imposes withholding income tax at a rate of 10% on dividends, premiums, interest and capital gains originating in China and paid to a company that is not a resident of China for tax purposes and that has no permanent establishment in China. Currently, the capital gain from disposal of China A-shares by foreign investors via the Programs is temporarily exempt from withholding income tax, but the dividends derived from China A-shares by foreign investors is subject to a 10% withholding income tax. There is no indication of how long the temporary exemption will remain in effect and a portfolio may be subject to such withholding income tax in the future.
Stamp duty under the PRC laws generally applies to the execution and receipt of taxable documents, which include contracts for the sale of China A-shares traded on PRC stock exchanges. In the case of such contracts, the stamp duty is currently imposed on the seller but not on the purchaser, at the rate of 0.05%. The sale or other transfer by a portfolio’s sub-adviser of China A-shares will accordingly be subject to PRC stamp duty, but a portfolio will not be subject to PRC stamp duty when it acquires China A-shares. A portfolio will not be required to pay stamp duty arising from the transactions of SSE-listed and SSZE-listed ETFs for Northbound trading under Stock Connect.
A portfolio may also potentially be subject to PRC value added tax at the rate of 6% on capital gains derived from trading of China A-shares and interest income (if any). Existing guidance provides a temporary value added tax exemption for Hong Kong and overseas investors in respect of their gains derived from trading of PRC securities through the Programs. Since there is no indication how long the temporary exemption will remain in effect, a portfolio may be subject to such value added tax in the future. In addition, urban maintenance and construction tax (currently at rates ranging from 1% to 7%), educational surcharge (currently at the rate of 3%) and local educational surcharge (currently at the rate of 2%) (collectively, the “surtaxes”) are imposed based on value added tax liabilities, so if a portfolio were liable for value added tax it would also be required to pay the applicable surtaxes.
Uncertainties in China tax rules governing taxation of income and gains from investments in China A-shares via the Programs could result in unexpected tax liabilities for a portfolio and therefore could affect the amount of income which may be derived, and the amount of capital returned, from the investments in China A-shares by a portfolio.
In the event that the depository of the Shanghai Stock Exchange and the Shenzhen Stock Exchange defaulted, a portfolio may not be able to recover fully its losses from the depository or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Programs in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, portfolios investing through the Programs must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.
The Programs are novel in nature and are subject to regulations promulgated by regulatory authorities and implementation rules made by the stock exchanges in China and Hong Kong. The regulations are untested so far and there is no certainty as to how they will be applied. China A-shares purchased through the Programs are held in nominee name and not a portfolio’s name as the beneficial owner. It is possible, therefore, that a portfolio’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a portfolio may not be able to participate in corporate actions affecting China A-shares held through the Programs due to time constraints or for other operational reasons.
Trades on the Programs are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a portfolio cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a portfolio may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A-share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a portfolio holds 5% or more of the total shares of a China A-share issuer through its Program investments, its profits may be subject to these limitations. It is not expressly provided in China law whether all accounts managed by TAM and/or its affiliates will be aggregated for purposes of this 5% limitation. If that is the case, it makes it more likely that a portfolio’s profits may be subject to these limitations.
Commodities and Commodity-Related Securities: If a portfolio invests in commodities, instruments whose performance is linked to the price of an underlying commodity or commodity index, or the securities of issuers in commodity-related businesses or industries, a portfolio will be subject to the risks of investing in commodities. These types of risks include changes and volatility in commodity prices generally, regulatory, economic and political developments, weather events and natural disasters, tariffs and trade disruptions, pestilence and market disruptions. A portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments also are subject to the credit risk of the issuer, and their value may decline substantially if the issuer's creditworthiness deteriorates.
To the extent a portfolio invests in companies principally engaged in the commodities industries (including the agriculture, energy, materials and commodity-related industrial sectors) (“commodity-related companies”), the portfolio will also be subject to the risk factors particular to each such industry. Commodity-related companies can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, tax and other government regulations, and natural phenomena such as drought, floods and other adverse weather conditions and livestock disease.

Cyclical industries can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and companies engaged in such industries can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. In addition, the commodities industries can be significantly affected by the level and volatility of commodity prices, which have historically been among the most volatile of international prices, often exceeding the volatility of exchange rates and interest rates. Investments in commodity-related companies are also subject to the risk that the performance of such companies may not correlate with broader equity market returns or with returns on commodity investments to the extent expected by a portfolio’s sub-adviser.
Conflicts of Interest: TAM, an indirect wholly owned subsidiary of Aegon Ltd. and part of Aegon Asset Management (“AAM”), and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this risk, “Transamerica”) are engaged in a variety of businesses and have interests other than those related to managing the portfolios. Transamerica is a diversified global financial services company with many lines of business providing a wide range of financial services to a sizeable and diversified client base. The broad range of activities and interests of Transamerica gives rise to actual and potential conflicts of interest that could affect the portfolios and their shareholders.
Certain actual and potential conflicts of interest are described below. A further discussion of conflicts of interest appears in the SAI. These discussions are not, and are not intended to be, a complete enumeration or description of all the actual and potential conflicts that Transamerica has now or may have in the future. Other conflicts may arise from time to time.
TAM and the portfolios have adopted practices, policies and procedures that are intended to identify, manage and, where possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures may limit or restrict the portfolios’ investment activities and adversely affect their performance.
Activities on Behalf of Other Funds and Accounts. Transamerica manages or advises other funds and products in addition to the portfolios, including Transamerica’s own accounts, accounts in which Transamerica or its personnel have an interest, and other investment vehicles. Certain other funds and products have investment objectives similar to, the same as or opposite to those of the portfolios and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the funds. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a fund seeks to invest, and could have an adverse impact on the fund’s performance. These other accounts and products may buy or sell positions while the funds are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the portfolios. A position taken by Transamerica, on behalf of one or more other funds or products, may be contrary to a position taken on behalf of a portfolio or may be adverse to a company or issuer in which the portfolio has invested. A portfolio on the one hand, and Transamerica or other funds or products, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the portfolio. The results of the investment activities of a portfolio may differ significantly from the results achieved for other funds or products. Transamerica may receive more compensation, including a performance allocation, with respect to certain other funds or products than is received with respect to a portfolio. TAM has developed allocation policies and procedures that provide that TAM will make investment decisions and allocate investment opportunities consistent with its fiduciary duties.
Selection of Service Providers. TAM and certain of its affiliates provide services including investment management, administration, sub-advisory, shareholder servicing, distribution, and transfer agency services to the portfolios and earn fees from these relationships with the portfolios. TAM and its affiliates face conflicts of interest when the portfolios select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. As part of AAM, TAM is aligned under AAM. The affiliated sub-advisers to certain portfolios are also part of AAM and report to AAM. This reporting structure presents actual and potential conflicts of interest and may influence TAM’s selection and retention of affiliated sub-advisers for the portfolios, and incentivize TAM personnel to recommend that an affiliated sub-adviser be selected or retained for a portfolio. The portfolios expect to engage unaffiliated service providers that in certain cases also provide services to Transamerica or other funds or products or that hire Transamerica to provide services to the service providers’ clients. These service providers may have business, financial or other relationships with Transamerica, which may influence TAM’s recommendation of these service providers for the portfolios.
Sales Incentives and Relationships. Transamerica and other financial service providers have conflicts associated with their promotion of the portfolios or other dealings with the portfolios that would create incentives for them to promote the portfolios. Transamerica will benefit from increased amounts of assets under management. Transamerica and its personnel have relationships (both involving and not involving the funds) with distributors, consultants and others who sell or recommend the portfolios or other funds or products, and such parties may receive compensation from Transamerica or the portfolios or other accounts in connection with such relationships. Transamerica and/or the portfolios’ sub-advisers or their affiliates, make revenue sharing payments to brokers and other financial intermediaries to promote the distribution of the portfolios. Transamerica also receives revenue sharing and/or 12b-1 payments from certain of the portfolios’ sub-advisers or their affiliates. These payments present certain conflicts of interest and provide a disincentive for TAM to recommend the termination of such sub-advisers.

Transamerica Insurance Companies. The performance of the portfolios and certain other funds managed by TAM impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of certain variable insurance contracts. The portfolios are offered as investment options through variable insurance contracts offered and sold by Transamerica insurance companies, and some of these portfolios are structured as funds of funds which invest in certain of the portfolios and other funds managed by TAM. TAM’s investment decisions and the design of the portfolios and other funds, including the strategies they utilize, may be influenced by these factors. Certain non-public portfolio holdings and certain analytical information and algorithm and trade data concerning the portfolios and applicable other funds is disclosed to the Transamerica insurance companies solely to allow them to hedge their obligations under the variable insurance contracts. This information may only be provided in accordance with procedures approved by the portfolios’ Board of Trustees governing the sharing of such information.
Transamerica Asset Allocation Funds. TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these funds. TAM is responsible for all aspects of the day-to-day investment advice and management for certain funds of funds. For certain other funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ assets to a Transamerica mutual fund or TAM-sponsored ETF. TAM has established an investment program for certain funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for certain funds of funds. TAM does not consider unaffiliated funds as underlying investment options for these funds of funds, even if unaffiliated funds have better investment performance or lower total expenses. This could result in the selection of Transamerica mutual funds or TAM-sponsored ETFs that may perform less well or have higher total expenses than unaffiliated funds. TAM and its affiliates will receive more revenue when TAM or a sub-adviser selects a Transamerica mutual fund or TAM-sponsored ETF rather than an unaffiliated fund for inclusion in a fund of funds. TAM has an incentive for the funds of funds’ assets to be allocated to those underlying Transamerica mutual funds and TAM-sponsored ETFs for which the net management fees payable to TAM are higher than the fees payable by other underlying funds or to those underlying Transamerica mutual funds and TAM-sponsored ETFs for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a fund of funds’ assets to be allocated to subscale underlying Transamerica mutual funds and TAM-sponsored ETFs to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying funds. TAM Compliance monitors allocation changes by the funds of funds.
Investments in the Portfolios. TAM manages or advises funds and other accounts which may, individually or in the aggregate, own a substantial amount of a portfolio. Further, TAM and/or its affiliates may invest in a portfolio at or near the establishment of the portfolio, which may facilitate the portfolio achieving a specified size or scale. Seed investors may redeem their investments in a portfolio, and such redemptions could have a significant negative impact on the portfolio.
Portfolio Structuring and Changes. TAM may have a financial incentive to implement or not to implement certain changes to the portfolios. For example, TAM may, from time to time, recommend a change in sub-adviser or the combination of two or more portfolios. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a portfolio having a higher net management fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee, or where the change reduces amounts required to be waived and/or reimbursed by TAM, or where the change facilitates hedging of Transamerica insurance companies’ obligations under guarantees relating to variable insurance contracts. TAM personnel may also be incentivized to recommend changes to the portfolios that result in additional assets being sub-advised by an affiliated sub-adviser.
Sub-Advisory Fee Discount Arrangements. The aggregation of assets of multiple portfolios and/or other funds or products for purposes of calculating breakpoints or discounts in sub-advisory fees based on the level of assets allocated to a sub-adviser across funds or otherwise, as applicable, gives rise to actual and/or potential conflicts of interest that could disadvantage the portfolios and their shareholders. Sub-advisory fee discount arrangements create an incentive for TAM to select and retain sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM on a portfolio.
Valuation of Investments. TAM has been designated as the portfolios’ valuation designee with responsibility for fair valuation subject to oversight by the portfolios’ Board of Trustees. TAM’s service as valuation designee is expressly permitted by applicable regulations. TAM performs such valuation services in accordance with joint valuation policies and procedures of the portfolios and TAM. TAM may value an identical asset differently than a Transamerica affiliate. This is particularly the case in respect of difficult-to-value assets. TAM faces a conflict with respect to valuations generally because of their effect on TAM’s fees and other compensation. Valuation decisions by TAM may also result in improved performance of the portfolios.
Allocation of Portfolio Expenses. From time to time, TAM will be required to decide whether certain fees, costs and expenses should be borne by a portfolio, on the one hand, or TAM on the other hand, and/or whether certain fees, costs and expenses should be allocated between or among portfolios and/or other parties. TAM is faced with a conflict when allocating fees, costs and expenses. TAM will make allocation determinations in a fair and reasonable manner using its good faith judgment, notwithstanding its interest (if any) in the allocation.

Potential Limitations and Restrictions on Investment Transactions. TAM may restrict or limit investment decisions and activities on behalf of the portfolios in various circumstances. These circumstances include instances where TAM is in receipt of confidential or material non-public information, or where a portfolio, individually or together with other Transamerica portfolios or accounts, exceeds certain ownership, voting or control thresholds. Restrictions or limitations on the ability to execute investment transactions could have an adverse impact on a portfolio.
Other Relationships and Benefits. Transamerica has existing and may have potential future other business dealings or relationships with current or proposed sub-advisers or other portfolio service providers (or their affiliates) recommended by TAM. Such other business dealings or relationships present conflicts of interest that could influence TAM’s selection and retention or termination of sub-advisers or service providers. For example, TAM has an incentive to hire as a sub-adviser or other service provider an entity with which TAM or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and TAM has a disincentive to recommend the termination of such a sub-adviser or service provider when doing so could be adverse to TAM’s and/or its affiliates’ relationships or other business dealings with such parties.
In recognition of the revenue it earns from investment by the Transamerica BlackRock iShares Allocation portfolios, the Transamerica BlackRock iShares Edge portfolios and the Transamerica BlackRock iShares Tactical portfolios in underlying iShares ETFs, BlackRock has agreed to waive, with respect to each of these portfolios, all of the sub-advisory fees to be paid by TAM for so long as the portfolio invests all or substantially all (meaning 80% or more) of its net assets (excluding cash and cash equivalents) in underlying ETFs sponsored or advised by BlackRock or its affiliates. This arrangement gives rise to actual or potential conflicts of interest. In addition, TAM has an incentive to restrict BlackRock from investing the assets of these portfolios in non-BlackRock funds.
Sub-Advisers. The range of activities, services and interests of a sub-adviser gives rise to actual and/or potential conflicts of interest that could disadvantage a portfolio and its shareholders. Such conflicts of interest are in some cases similar to and in other cases different from or supplement those described above relating to Transamerica. For example, a sub-adviser’s portfolio managers may manage multiple funds and accounts for multiple clients which gives rise to actual or potential conflicts of interest. A sub-adviser may also limit or restrict its investment decisions and activities on behalf of a portfolio in various circumstances, including as a result of information held by the sub-adviser or applicable regulatory requirements. A sub-adviser and/or its respective affiliates also may derive ancillary benefits from providing investment sub-advisory services to a portfolio.
Convertible Securities: Convertible securities share investment characteristics of both fixed-income and equity securities. For example, if market interest rates rise, the value of a convertible security typically falls. In addition, a convertible security is subject to the risk that the issuer will not be able to pay interest or dividends when due, and the market value of the security may change based on the issuer’s actual or perceived creditworthiness. Certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of triggering events, and, as a result, are subject to an increased risk of loss. Since the convertible security derives a portion of its value from the underlying common stock, the security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities are normally “junior” securities, meaning that the issuers usually must first make payments on non-convertible securities before making payments on convertible securities. If the issuer of a convertible security stops making payments, these securities may become worthless.
Counterparty: A portfolio could lose money if the counterparties to derivatives, repurchase agreements and/or other financial contracts entered into for the portfolio do not fulfill their contractual obligations. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the portfolio may decline. In addition, the portfolio may incur costs and may be hindered or delayed in enforcing its rights against a counterparty. These risks may be greater to the extent a portfolio has more contractual exposure to a counterparty.
Country Focus: To the extent a portfolio focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the portfolio may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country. A natural or other disaster could occur in a geographic region in which a portfolio invests, which could affect the economy or particular business operations of companies in the specific geographic region. As a result, the portfolio may be subject to greater price volatility and risk of loss than a portfolio holding more geographically diverse investments.
Credit: The value of your investment in a portfolio could decline if the issuer of a security held by the portfolio or another obligor for that security (such as a party providing insurance or other credit enhancement) fails to pay, otherwise defaults, is perceived (whether by market participants, ratings agencies, pricing services or otherwise) to be less creditworthy, becomes insolvent or files for bankruptcy. Changes in actual or perceived creditworthiness may occur quickly. The value of your investment in a portfolio could also decline if the credit rating of a security held by the portfolio is downgraded or the credit quality or value of any assets underlying the security declines. A decline may be rapid and/or significant, particularly in certain market environments. If a single entity provides credit enhancement to more than one of the portfolio’s investments, the adverse effects resulting from the downgrade or default will increase the adverse effects on a portfolio. If a portfolio enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery, to be announced and forward commitment transactions), the portfolio will be subject to the credit risk presented by the counterparty. In addition, a portfolio may incur expenses and may be hindered or delayed in an effort to protect the portfolio’s interests or to enforce its rights. The degree of credit risk of a security or financial contract depends upon, among other things, the financial condition of the issuer and the terms of the security or contract. Credit risk may be broadly gauged by the credit ratings of the securities in which a portfolio invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Credit rating may also be influenced by conflicts of interest. Securities rated in the lowest category of investment grade (Baa/BBB or Baa-/BBB-) may possess certain speculative characteristics, and a portfolio is subject to greater credit risk to the extent it invests in below investment grade securities (that is, securities rated below the Baa/BBB categories or unrated securities of comparable quality), or “junk” bonds. Credit risk is also greater to the extent a portfolio uses leverage or derivatives in connection with the management of the portfolio.
A portfolio may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. A portfolio is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer's non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.
Currency: The value of a portfolio’s investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be impacted by changes in the issuer’s local currency. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and they are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A portfolio may be positively or negatively affected by government strategies intended to make the U.S. dollar, or other currencies to which the portfolio has exposure, stronger or weaker. Currency markets generally are not as regulated as securities markets, and currency risk may be particularly high to the extent the portfolio invests in foreign securities or currencies that are economically tied to emerging market or frontier market countries. A portfolio may be unable or may choose not to hedge its foreign currency exposure or any hedge may not be effective. Derivatives that provide exposure to foreign currencies are also subject to these risks.
Currency Hedging: A portfolio may use currency futures, forwards or options to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument. Certain countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments. Shifting a portfolio's currency exposure from one currency to another may remove a portfolio's opportunity to profit from the original currency and involves a risk of increased losses for a portfolio if the sub-adviser’s projection of future exchange rates is inaccurate.
Cybersecurity and Operations: A portfolio, and its service providers and distribution platforms, and your ability to transact with a portfolio, may be negatively impacted by, among other things, human error, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to portfolio assets, shareholder data (including private shareholder information), and/or proprietary information, or cause a portfolio, TAM, a sub-adviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. Cybersecurity incidents may render records of portfolio assets and transactions, shareholder ownership of portfolio shares, and other data integral to the functioning of the portfolio inaccessible, inaccurate or incomplete. The use of artificial intelligence and machine learning could exacerbate these risks. A cybersecurity incident or operational issue may disrupt the processing of portfolio or shareholder transactions, impact a portfolio's ability to calculate its net asset value, prevent shareholders from redeeming their shares, or result in financial losses to a portfolio and its shareholders. Cybersecurity and operational incidents may result in financial losses to a portfolio and its shareholders, and substantial costs may be incurred to prevent or mitigate such incidents in the future. Cybersecurity and operational incidents may also lead to violations of applicable privacy and other laws, regulatory fines, penalties, and reputational damage. There is a chance that some cybersecurity and operational risks have not been identified, which limits the ability of a portfolio and its service providers to plan for or mitigate such risks. Issuers of securities in which a portfolio invests are also subject to cybersecurity and operational risks, and the value of those securities could decline if the issuers experience cybersecurity incidents or operational issues. In addition, other significant events (e.g., natural disasters or global health emergencies), and measures taken to respond to them and mitigate their effects, could result in disruptions to the services provided to a portfolio by its service providers. A portfolio cannot control the cybersecurity and business continuity plans of its service providers, issuers of securities in which it invests or other third parties whose operations may affect the portfolio and its shareholders.
Depositary Receipts: Depositary receipts are generally subject to the same risks as are the foreign securities that they evidence or into which they may be converted, and they may be less liquid than the underlying shares in their primary trading market. In addition, depositary receipts expose the portfolio to risk associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depositary bank and to the sponsors and other parties with whom the depositary bank establishes the programs. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding those issuers and there may not be a correlation between such information and the market value of the depositary receipts.
Derivatives: Derivatives involve special risks and costs which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds and may result in losses. Risks of derivatives include leverage risk, liquidity risk, interest rate risk, valuation risk, market risk, counterparty risk and credit risk. Use of derivatives can increase portfolio losses, increase costs, reduce opportunities for gains, increase portfolio volatility, and not produce the result intended. Even a small investment in derivatives can have a disproportionate impact on a portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. The other parties to derivatives transactions present the same types of credit risk as issuers of fixed-income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. A portfolio may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity except through the counterparty to the instrument. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative, including market risk, credit risk, liquidity risk, management risk and valuation risk. Also, suitable derivative transactions may not be available in all circumstances or at reasonable prices. The value of a derivative may fluctuate more than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Using derivatives also subjects a portfolio to certain operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract. A portfolio’s use of derivatives may also increase the amount of taxes payable by shareholders.
The U.S. government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing and on-facility execution of certain derivatives, margin and reporting requirements. Rule 18f-4 under the 1940 Act governs the use of derivative investments by funds. Among other things, Rule 18f-4 requires funds that invest in derivatives above a specified amount to adopt and implement a derivatives risk management program that a derivatives risk manager administers and that the portfolio’s Board of Trustees oversees, and to comply with an outer limit on portfolio leverage risk based on value at risk. Portfolios that use derivative instruments in a limited amount are not subject to the full requirements of Rule 18f-4, but must adopt and implement policies and procedures reasonably designed to manage the portfolio’s derivatives risk. Portfolios are subject to reporting and recordkeeping requirements regarding their derivatives use. Rule 18f-4 could have an adverse impact on a portfolio’s performance and ability to implement its investment strategies and may increase costs related to a portfolio’s use of derivatives. The rule may affect the availability, liquidity or performance of derivatives and may not effectively limit the risk of loss from derivatives.
A portfolio may segregate cash or other liquid assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties. A portfolio may be required to pay additional margin or set aside additional collateral to maintain open derivatives positions. If a portfolio is unable to close out its position in a derivatives contract, it might continue to maintain such assets or accounts or make such payments until the position expired or matured. These actions might impair a portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or cause a portfolio to sell a portfolio security at a disadvantageous time. Also, a portfolio would be exposed to loss both on the derivative instruments and on the assets used to cover its obligations.
Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For derivatives that are required to be cleared by a regulated clearinghouse, a portfolio may be exposed to risks arising from its relationship with a brokerage firm through which it would submit derivatives trades for clearing. A portfolio would also be exposed to counterparty risk with respect to the clearinghouse. In certain cases, a portfolio may incur costs and may be hindered or delayed in enforcing its rights against or closing out derivatives instruments with a counterparty, which may result in additional losses.

Derivatives may be used by a portfolio for a variety of purposes, including:
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As a hedging technique in an attempt to manage risk in the portfolio's portfolio;
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As a means of changing investment characteristics of the portfolio's portfolio;
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As a means of attempting to enhance returns;
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As a means of providing additional exposure to types of investments or market factors;
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As a substitute for buying or selling securities; or
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As a cash flow management technique.
Using derivatives, especially for non-hedging purposes, may involve greater risks to a portfolio than investing directly in securities, particularly as these instruments may be very complex and may not behave in the manner anticipated by the portfolio. For example, there is a risk that the performance of the derivatives used by a portfolio to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Risks associated with the use of derivatives are magnified to the extent that a large portion of the portfolio’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives. Use of derivatives or similar instruments may have different tax consequences for a portfolio than an investment in the underlying asset or indices, and those differences may affect the amount, timing and character of income distributed to shareholders.
Using derivatives for hedging purposes can reduce or eliminate losses, but doing so can also reduce or eliminate gains. In addition, there can be no assurance that a portfolio’s hedging transactions will be effective. A lack of correlation between changes in the value of derivatives and the value of the portfolio assets (if any) being hedged may result in losses.
A portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.
Derivatives may include, but are not limited to, the following:
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Options. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The portfolio may lose the premium paid for them if the price of the underlying security or other asset decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the portfolio. Investments in foreign currency options may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the portfolio if currencies do not perform as a sub-adviser expects. There is a risk that such transactions could reduce or preclude the opportunity for gain if the value of the currency moves in the direction opposite to the position taken. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and foreign investment generally. Unanticipated changes in currency prices may result in losses to a portfolio and poorer overall performance for the portfolio than if it had not entered into such contracts. Options on foreign currencies are traded primarily in the OTC market, but may also be traded on U.S. and foreign exchanges. Foreign currency options contracts may be used for hedging purposes or non-hedging purposes in pursuing a portfolio's investment objective, such as when a sub-adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the portfolio's investment portfolio. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to only hedging currency risks applicable to a portfolio's holdings, further increases the portfolio's exposure to foreign securities losses. There is no assurance that a sub-adviser’s use of currency derivatives will benefit a portfolio or that they will be, or can be, used at appropriate times.
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Forwards and Futures Contracts. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The portfolio may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the portfolio engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as US exchanges. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the portfolio's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the portfolio. Investment in these instruments involve risks, including counterparty risk (i.e., the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging risk (i.e., a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains, which may lead to losses within the portfolio) and pricing risk (i.e., the instrument may be difficult to value).
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Foreign Currency Forward Exchange Contracts. In connection with its investments in foreign securities, a portfolio also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Foreign currency forward exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, a portfolio may use cross currency hedging or proxy hedging with respect to currencies in which the portfolio has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Investments in foreign currency forward exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the portfolio if currencies do not perform as its sub-adviser expects. A sub-adviser’s success in these transactions will depend principally on its ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. Foreign currency forward exchange contracts may be used for non-hedging purposes in seeking to meet the applicable portfolio's investment objectives, such as when the sub-adviser anticipates that particular non-U.S. currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the portfolio's investment portfolio. Investing in foreign currency forward exchange contracts for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to a portfolio's holdings, further increases the portfolio's exposure to foreign securities losses. There is no assurance that a sub-adviser’s use of currency derivatives will benefit a portfolio or that they will be, or can be, used at appropriate times.
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Swaps. Swap contracts, including credit default swaps, involve heightened risks and may result in losses to the portfolio. Swaps may in some cases be illiquid and difficult to value, and they increase credit risk since the portfolio has exposure to both the issuer of the referenced obligation and the counterparty to the swap. If the portfolio buys a credit default swap, it will be subject to the risk that the credit default swap may expire worthless, as the credit default swap would only generate income in the event of a default on the underlying debt security or other specified event. As a buyer, the portfolio would also be subject to credit risk relating to the seller's payment of its obligations in the event of a default (or similar event). If the portfolio sells a credit default swap, it will be exposed to the credit risk of the issuer of the obligation to which the credit default swap relates. As a seller, the portfolio would also be subject to leverage risk, because it would be liable for the full notional amount of the swap in the event of default (or similar event). Swaps may be difficult to unwind or terminate. Credit default swaps may in some cases be illiquid, and they increase credit risk since the portfolio has exposure to the issuer of the referenced obligation and either their counterparty to the credit default swap or, if it is a cleared transaction, the brokerage firm through which the trade was cleared and the clearing organization that is the counterparty to that trade. Certain index-based credit default swaps are structured in tranches, whereby junior tranches assume greater default risk than senior tranches. The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. New regulations require many kinds of swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the portfolio may not be able to enter into swaps that meet its investment needs. The portfolio also may not be able to find a clearinghouse willing to accept the swaps for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The portfolio will assume the risk that the clearinghouse may be unable to perform its obligations. The new regulations may make using swaps more costly, may limit their availability, or may otherwise adversely affect their value or performance.
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Contracts for Difference. Contracts for differences (“CFDs”) are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its ﬁnancial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the portfolio's obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase the portfolio's ﬁnancial risk. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the portfolio to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the portfolio is liable. CFDs are not registered with the Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation.
Digital Assets: A portfolio may gain economic exposure to Bitcoin or other digital assets through investments in operating companies that accumulate Bitcoin or other digital assets and/or provide Bitcoin- or other digital assets-related products and services, and consequently a portfolio’s performance is subject to the risks of the applicable digital assets and the risks of the digital assets industry more generally. The trading prices of many digital assets have experienced extreme volatility in recent periods and may continue to do

so. Extreme volatility in the future, including further declines in the trading prices of Bitcoin or other digital assets to which a portfolio has economic exposure could have a material adverse effect on the value of a portfolio’s shares. Digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry. Changes in the governance of a digital asset network may not receive sufficient support from users and validators, which may negatively affect that digital asset network’s ability to grow and respond to challenges.
Cryptocurrencies, such as Bitcoin, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.
Distressed or Defaulted Securities: Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. These securities are considered speculative. A portfolio may suffer significant losses if a reorganization or restructuring is not completed as anticipated. A portfolio will generally not receive interest payments on the distressed securities. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A portfolio may incur costs to protect its investment, and the portfolio could lose its entire investment. Distressed or defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Dividend Paying Stock: Certain portfolios utilize a strategy that focuses on investing in stocks that pay dividends. There can be no assurance that the issuers of the stocks held by a portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. A portfolio's emphasis on dividend paying stocks could cause the portfolio’s share price and total return to fluctuate more than, or cause the portfolio to underperform similar portfolios that invest without consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause an issuer to unexpectedly reduce or eliminate its dividends.
Dollar Rolls: A dollar roll transaction involves a sale by a portfolio of a mortgage-backed or other security concurrently with an agreement by the portfolio to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and similar maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.
The use of dollar rolls is a speculative technique involving leverage, and can have an economic effect similar to borrowing money. Dollar roll transactions involve the risk that the market value of the securities a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom a portfolio sells securities becomes insolvent, the portfolio’s ability to purchase or repurchase securities may be restricted.
Early Close/Late Close/Trading Halt: An exchange or market may close early, close late or issue trading halts generally or on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a portfolio being unable to buy or sell securities or financial instruments. In these circumstances, a portfolio may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Emerging Markets: Investments in securities of issuers located or doing business in emerging markets bear heightened foreign investments risks and may experience rapid and extreme changes in value. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Emerging market countries typically have less developed and less stable economic and political systems and regulatory and accounting standards, potentially making it difficult to evaluate issuers. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation, and may be based on only a few industries. Such countries typically have fewer medical and economic resources than more developed countries, and thus they may be less able to control or mitigate the effects of a public health emergency or natural disaster. Certain emerging markets may also face other significant internal or external risks, including the risk of war or terrorism, and ethnic, religious or racial conflicts. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will, and such investors are more likely to experience nationalization, expropriation and confiscatory taxation. Such policies may change abruptly. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Some emerging market countries are especially vulnerable to economic conditions in other countries. Low trading volumes may result in a lack of liquidity and extreme price volatility, which could make security valuations more difficult. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a portfolio’s net asset value. A portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing, and the portfolio may experience problems or delays with the clearing and settling of trades that are not typically experienced in more developed markets. Investments in emerging markets countries may have restrictions that make it difficult or impossible for a portfolio to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in emerging market countries, and shareholders may have limited legal remedies. Some securities issued by emerging market governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for a portfolio to pursue its rights against the government.
An investment in emerging market securities should be considered speculative. Investments in emerging markets countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.
Energy Sector: Certain risks inherent in investing in energy companies include the following:
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Supply and Demand. A decrease in the production of natural gas, natural gas liquids, crude oil, coal or other energy commodities, a decrease in the volume of such commodities available for transportation, mining, processing, storage or distribution or a sustained decline in demand for such commodities, may adversely impact the financial performance of energy companies. Energy companies are subject to supply and demand fluctuations in the markets they serve which will be impacted by a wide range of factors, including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events and economic conditions, among others. The United States relies heavily on foreign imports of energy such as crude oil and refined products. If a supply source decides to restrict supply to the United States or is unable to meet demand, some energy companies’ cash flows may be adversely impacted.
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Depletion and Exploration. Energy reserves naturally deplete as they are consumed over time. Energy companies are either engaged in the production of natural gas, natural gas liquids, crude oil, or coal, or are engaged in transporting, storing, distributing and processing these items and refined products on behalf of the owners of such commodities. To maintain or grow their revenues, these companies or their customers need to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources or through acquisitions. The financial performance of energy companies may be adversely affected if they, or the companies to whom they provide services, are unable to cost-effectively acquire additional energy deposits sufficient to replace the natural decline of existing reserves. Also, the quantities of reserves may be overstated, or deposits may not be produced in the time periods anticipated. If an energy company is not able to raise capital on favorable terms, it may not be able to add to or maintain its reserves.
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Reserve. Energy companies engaged in the production of natural gas, natural gas liquids, crude oil, coal and other energy commodities are subject to the risk that the quantities of their reserves are overstated, or will not be produced in the time periods anticipated, for a variety of reasons including the risk that no commercially productive amounts of such energy commodities can be produced from estimated reserves because of the curtailment, delay or cancellation of production activities as a result of unexpected conditions or miscalculations, title problems, pressure or irregularities in formations, equipment failures or accidents, adverse weather conditions, compliance with environmental and other governmental requirements and cost of, or shortages or delays in the availability of, drilling rigs and other equipment, and operational risks and hazards associated with the development of the underlying properties, including natural disasters, blowouts, explosions, fires, leakage of such energy commodities, mechanical failures, cratering and pollution.
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Legal and Regulatory. Energy companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including (i) how facilities are constructed, maintained and operated, (ii) how and where wells are drilled, (iii) how services are provided, (iv) environmental and safety controls, and, in some cases (v) the prices they may charge for the products and services they provide. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them, and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of energy companies. Companies in the energy sector may also be at increased risk for litigation.
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Commodity Pricing. The operations and financial performance of energy companies may be directly affected by energy commodity prices, especially those energy companies which own the underlying energy commodity or receive payments for services that are based on commodity prices. Such impact may be a result of changes in the price for such commodity or a result of changes in the price of one energy commodity relative to the price of another energy commodity (i.e., the price of natural gas relative to the price of natural gas liquids). These prices may fluctuate widely in response to a variety of factors, including global and domestic economic conditions, weather conditions, the supply and price of imported energy commodities, the production and storage levels of energy commodities in certain regions or in the world, political stability, transportation facilities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems. Volatility of commodity prices may also make it more difficult for energy companies to raise capital to the extent the market perceives that their performance may be directly or indirectly tied to commodity prices.
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Acquisition. The ability of energy companies to grow operating cash flow and increase such company’s enterprise value can be highly dependent on their ability to make acquisitions that result in an increase in cash available for distributions. Recently, the acquisition market has become more competitive as a result of the increased amount of energy companies, as well as significant private equity interest in midstream energy assets. As a result, the competitive nature of the market has resulted in higher multiples, which may reduce the attractiveness of returns on acquisitions. Accordingly, MLP Entities may be unable to make accretive acquisitions because they are unable to identify attractive acquisition candidates, negotiate acceptable purchase contracts, raise financing for such acquisitions on economically acceptable terms, or because they are outbid by competitors. Such circumstances may limit future growth and their ability to raise distributions could be reduced. Furthermore, even if energy companies do consummate acquisitions that they believe will be accretive, the acquisitions may instead result in a decrease in operating cash flow or a decrease in enterprise value. Any acquisition involves risks, including, among other things: mistaken assumptions about revenues and costs, including synergies; the assumption of unknown liabilities; limitations on rights to indemnity from the seller; the diversion of management’s attention from other business concerns; unforeseen difficulties operating in new product or geographic areas; and customer or key employee losses at the acquired businesses. Substantial market disruptions and slowdowns in economic activity may limit the ability of energy companies to make acquisitions.
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Affiliated Party. Certain energy companies are dependent on their parents or sponsors for a majority of their revenues. Any failure by such company’s parents or sponsors to satisfy their payments or obligations would impact such company’s revenues and operating cash flows and ability to make interest payments and/or distributions.
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Catastrophe. The operations of energy companies are subject to many hazards inherent in the exploring, developing, producing, generating, transporting, transmission, storing, gathering, processing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products, coal or electricity, including: damage to pipelines, storage tanks, plants or related equipment and surrounding properties caused by hurricanes, tornadoes, floods, fires and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; well blowouts; leaks of such energy commodities; fires and explosions. These hazards could result in substantial losses, severe damage to and destruction of property and equipment, and pollution or other environmental damage and may result in the curtailment or suspension of their related operations. Energy companies may not be insured against all risks inherent to their businesses. If a significant accident or event occurs that is not fully insured, it could adversely affect the energy company’s operations and financial condition.
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Market Disruption. Global events and economic conditions could have significant adverse effects on the energy sector, the U.S. economy and financial and commodities markets. Events that may have such an effect include disputes among energy-producing countries and acts of terrorism. Energy assets could be direct targets, or indirect casualties, of an act of terror. The U.S. government has issued warnings that energy assets, specifically the United States’ pipeline infrastructure, may be the future target of terrorist organizations.
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Weather. Extreme weather conditions, such as hurricanes, (i) could result in substantial damage to the facilities of certain energy companies located in the affected areas, (ii) significantly increase the volatility in the supply of energy commodities and (iii) adversely affect the financial performance of energy companies, and could therefore adversely affect the value of their securities. The damage done by extreme weather also may serve to increase many insurance premiums paid by energy companies and could adversely affect such companies’ financial condition. Concerns about global warming trends may result in increased regulation of energy or energy infrastructure companies that produce, transport or rely heavily on fossil fuels such as oil, natural gas and coal and increase their operating costs; moreover, negative investor perception may limit their access to, and increase their cost of, capital.
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Midstream Companies. Certain energy infrastructure projects involving midstream companies have experienced significant delays related to difficulties in obtaining the necessary permits to proceed with construction (or some phase of construction). These delays have raised concerns about the ability of midstream companies to place such projects in service and their ability to get the necessary financing to complete such projects. Furthermore, it has become much more common for opponents of energy infrastructure development to utilize the courts, media campaigns and political activism to attempt to stop, or delay as much as possible, these projects. Significant delays could result in a material increase in the cost of developing these projects and could result in midstream companies developing such projects failing to generate the expected return on investment or, if the project does not go forward, realizing a financial loss, either of which would adversely affect the results of operations and financial performance of the affected midstream companies.
Natural gas transmission pipeline systems, crude oil transportation pipeline systems, refined products transportation pipeline systems, and certain classes of storage facilities and related assets owned by midstream companies are subject to regulation by the Federal Energy Regulatory Commission (“FERC”). The regulators have authority to regulate natural gas pipeline transmission, crude oil pipeline transportation services, and refined products pipeline transportation services including the rates charged for the services, terms and conditions of service, certification and construction of new facilities, the extension or abandonment of services and facilities, the maintenance of accounts and records, the acquisition and disposition of facilities, the initiation and discontinuation of services, and various other matters. Action by the FERC could adversely affect the ability of midstream companies to establish or charge rates that would cover future increases in their costs, such as additional costs related to environmental matters including any climate change regulation, or even to continue to collect rates that cover current costs, including a reasonable rate of return. It could also become more common for regulatory agencies (such as FERC) to include the impact of carbon emissions from energy infrastructure assets as a consideration in granting permits for the construction or operation of such assets. This could result in costly delays in obtaining permits, requirements to spend additional capital to limit carbon emissions or denial of required permits to operate existing or proposed energy infrastructure assets. Any such change could have an adverse impact on the financial condition, results of operations, or cash flows of midstream companies.
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Power Infrastructure. The revenues of power infrastructure companies are often dependent upon the availability of electric power and/or the consumption of electric power and could be adversely affected by reductions in the supply of, or demand for, such power. The adverse impact of these events could lead to a material reduction in the earnings of power infrastructure companies and a substantial reduction (or elimination) of dividends paid to equity holders, and could result in a decline in (i) the equity values of the affected power infrastructure companies and/or (ii) our net investment income. The production or availability of electric power could be negatively affected by a variety of factors, including depressed power prices, high prices for commodities used in the generation of power, lower than expected wind, solar or hydro power resources, catastrophic or extreme weather events, labor relations, increased environmental or other governmental regulation (including policies designed to reduce carbon emissions and/or address climate change), equipment malfunctions, transmission grid disruptions and maintenance difficulties. A decline in demand for power could result from factors such as increased power prices, adverse economic conditions, increased taxation, increased governmental regulation, catastrophic events, extreme weather events, equipment malfunctions, transmission grid disruptions and maintenance difficulties. Certain power infrastructure companies may have assets that focus on generating electricity from renewable resources or provide services supporting such generation. The generation of electricity from renewable resources may be highly dependent upon governmental policies that support such generation and enhance its economic viability (including tax credits, accelerated cost recovery systems of depreciation and renewable portfolio standards).
Equity Securities: Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer, and generally have greater risk of loss than debt securities. Equity securities include, among others, common and preferred stocks, convertible securities, and warrants or rights. Stock markets are volatile. Equity securities may have greater price volatility than other asset classes, such as fixed-income securities, and fluctuate in price based on overall market conditions, such as real or perceived adverse economic or political conditions or trends, tariffs and trade disruptions, wars, social unrest, inflation, substantial economic downturn or recession, changes in interest rates, or adverse investor sentiment. The market price of an equity security also may fluctuate based on real or perceived factors affecting a particular industry or industries or the company itself. Because a company’s equity securities rank junior in priority to the interests of bond holders and other creditors, a company’s equity securities will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. If the market prices of the equity securities owned by a portfolio fall, the value of your investment in the portfolio will decline. If a portfolio holds equity securities in a company that becomes insolvent, the portfolio’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the portfolio may lose its entire investment in the company. These risks are generally magnified for investments in equity securities of distressed companies. A portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.
Equity-Linked Securities: Investments in equity-linked securities often have risks similar to their underlying reference securities, which may include market risk, equity securities risk and, as applicable, risks of foreign. investments and currency risks. In addition, equity-linked securities are also subject to counterparty, credit, interest rate, valuation and liquidity risks. Equity-linked securities may experience a return different from the referenced equity security and may suffer losses, which could be significant and could include the portfolio’s entire principal investment.
Expenses: Your actual costs of investing in a portfolio may be higher than the expenses shown in this prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if overall net assets decrease, or if a fee limitation is changed or terminated, or with respect to a newly offered portfolio or class, if average net assets are lower than estimated. Net assets are more likely to decrease and portfolio expense ratios are more likely to increase when markets are volatile.
Extension: When interest rates rise, payments of fixed-income securities, including asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed-income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause a portfolio’s share price to be more volatile or go down.
Factor-Based Investing: Factor-based investment strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a factor-based investment strategy may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.

Financial Sector: To the extent a portfolio invests a significant portion of its assets in the financial sector, the portfolio will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial sector. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change, changes in the rate of consumer or corporate debt defaults or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit rating downgrades resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Fixed-Income Securities: Fixed-income securities are subject to risks including credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, wars, social unrest, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by a portfolio falls, the value of your investment will go down. The prices of fixed-income securities will generally go down when interest rates rise. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the portfolio. A rise in rates also tends to have a greater impact on the prices of longer term or duration securities. A portfolio may lose its entire investment in the fixed-income securities of an issuer.
Floating Rate Loans: Floating rate loans are often made to borrowers whose financial condition is distressed or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. In the event of a default, the portfolio may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs. There is less readily available, reliable information about most senior loans than is the case for many other types of securities. Normally, the sub-adviser will seek to avoid receiving material, non-public information about the issuer of a loan either held by, or considered for investment by, the portfolio, and this decision could place it at a disadvantage, relative to other loan investors, in assessing a loan or the loan’s issuer, and adversely affect the portfolio’s investment performance. Floating rate loans may have trade settlement periods in excess of seven days, which may result in a portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, a portfolio may be subject to greater “Liquidity” risk than a portfolio that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase. Certain courts have determined that floating rate loans are not securities and, therefore, purchasers such as a portfolio may not be entitled to the anti-fraud protections of the federal securities laws, including the prohibitions on insider trading.
Floating rate loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. Floating rate loans held by a portfolio may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer fewer protections for lenders. Such loans may weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A portfolio may experience greater losses or delays and expenses in enforcing its rights with respect to floating rate loans with fewer restrictive covenants. Bank loans may not be considered “securities,” and purchasers, such as a portfolio, therefore may not be entitled to rely on the protections of federal securities laws, including anti-fraud provisions.
Rule 18f-4 under the 1940 Act permits a portfolio to invest in non-standard settlement cycle securities notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date. If a non-standard settlement cycle security does not satisfy these provisions, then it is treated as a derivatives transaction under Rule 18f-4.

Focused Investing: To the extent a portfolio invests a significant portion of its assets in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if it invested more widely.
Foreign Investments: Investments in securities of foreign issuers (including those denominated in U.S. dollars) or issuers with significant exposure to foreign markets are subject to additional risks. Foreign markets can be less liquid, less regulated and more volatile than U.S. markets. The value of a portfolio's foreign investments may decline, sometimes rapidly and unpredictably, because of factors affecting the particular issuers as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Values may also be affected by restrictions on receiving the investment proceeds from a foreign country.
Less information may be publicly available about foreign companies than about U.S. companies. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as U.S. companies are. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult or impossible for the portfolio to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments. In certain foreign markets, settlement and clearance procedures may result in an inability to execute transactions or delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments. Such settlement issues could affect a portfolio’s performance and the liquidity of its portfolio. Dividends or interest on, or proceeds from the sale or disposition of, foreign securities may be subject to non-U.S. withholding or other taxes, and special U.S. tax considerations may apply.
Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate a portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the portfolio's investments in such securities harder to value. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect a portfolio's foreign holdings or exposures. Investments in foreign markets may also be adversely affected by unfavorable governmental actions such as the imposition of capital and price controls; nationalization of companies or industries; currency exchange controls, currency blockage, or restrictions on the expatriation of foreign currency; expropriation of assets; confiscatory taxation; or the imposition of punitive taxes. In the event of nationalization, expropriation or other confiscation, a portfolio could lose its entire investment in foreign securities. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of a portfolio's investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the portfolio's ability to purchase or sell foreign securities or transfer a portfolio's assets back into the United States, or otherwise adversely affect the portfolio's operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by a portfolio, particularly during periods of market turmoil. When a portfolio holds illiquid investments, its portfolio may be harder to value.
Investment in securities of foreign issuers may also be subject to foreign custody risk which refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by banks, agents and depositories in securities markets outside the United States. In addition, it is often more expensive for a portfolio to buy, hold, and sell securities in certain foreign markets than in the United States. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel non-U.S. agents to hold securities in designated depositories that may not be subject to independent evaluation. The laws of certain countries may place limitations on the ability to recover assets if a non-U.S. bank, agent or depository becomes insolvent or enters bankruptcy. Non-U.S. agents are held only to the standards of care of their local markets, and may be subject to limited or no government oversight. In general, the less developed a country’s securities markets are, or the more difficult communication is with that location, the greater the likelihood of custody issues arising.
American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) are generally subject to all of the risks that direct investments in foreign securities are.

Sanctions or other government actions against certain countries could negatively impact a portfolio’s investments in securities that have exposure to that country. Circumstances that impact one country could have profound impacts on other countries and on global economies or markets.
Frontier Markets: Frontier market countries generally have smaller economies, less developed capital markets, less sophisticated legal, regulatory and political systems, and fewer investor protections than emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The economies of frontier market countries are generally less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme currency fluctuations, price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors or of governments in frontier markets. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of a portfolio’s shares to decline. An investment in frontier market securities should be considered speculative.
Government Money Market Fund (Transamerica BlackRock Government Money Market VP): You could lose money by investing in the portfolio. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the portfolio is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The portfolio’s sponsor is not required to reimburse the portfolio for losses, and you should not expect that the sponsor will provide financial support to the portfolio at any time, including during periods of market stress. The portfolio operates as a “government” money market fund under applicable federal regulations and invests in U.S. government securities. Circumstances could arise that would prevent the payment of interest or principal on U.S. government securities, which could adversely affect their value and the portfolio’s ability to preserve the value of your investment at $1.00 per share. An increased demand for U.S. government securities could affect the availability of such instruments for investment and the portfolio's ability to pursue its investment strategies. The portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” on portfolio redemptions, as permitted under Rule 2a-7. However, the Board reserves the right, with notice to shareholders, to change this policy.
Growth Stocks: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks can be volatile for several reasons. Since growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividends often associated with value stocks that could cushion their decline in a falling market. The values of growth stocks also tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Also, since investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. Certain types of growth stocks, particularly technology stocks, can be extremely volatile and subject to greater price swings than the broader market. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
Health Care Sector: To the extent a portfolio invests a significant portion of its assets in the health care sector, the portfolio will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the health care sector. Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products, services and patient care, pricing pressure (including price discounting), shortages of skilled personnel and increased personnel costs, limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.
Hedging: A portfolio may buy and sell futures contracts, put and call options, forward contracts, and other instruments as a hedge. Some hedging strategies could hedge a portfolio against price fluctuations. Other hedging strategies would tend to increase a portfolio’s exposure to the securities market. Forward contracts could be used to try to manage foreign currency risks on a portfolio’s foreign investments. A portfolio’s hedging strategies may not work as intended, and the portfolio may be in a less favorable position than if it had not used a hedging instrument.
High-Yield Debt Securities: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” (that is, securities rated below Baa/BBB) or are unrated securities of comparable quality. A portfolio that invests in high-yield debt securities may be subject to greater levels of credit risk, liquidity risk, and market risk than portfolios that do not invest in such securities. High-yield debt securities typically have a higher risk of issuer default because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be volatile and less liquid, and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments, which may result in losses for the portfolio. These securities may be in default or in danger of default as to principal and interest. High-yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments or in bankruptcy. A portfolio may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high-yield debt holders, leaving few or no assets available to repay high-yield debt holders. This could result in the portfolio losing its entire investment. High-yield securities are not generally meant for short-term investing. Unrated securities of comparable quality share these risks.
Hybrid Instruments: Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark. Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and may carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid instrument, it may expose a portfolio to leverage risks or carry liquidity risks.
Index Fund (Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP): While the portfolio seeks to track the performance of the portfolio’s underlying index (i.e., achieve a high degree of correlation with the index), the portfolio’s return may not match the return of the index. The portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the portfolio may not be fully invested at times, generally as a result of cash flows into or out of the portfolio or reserves of cash held by the portfolio to meet redemptions. The portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the portfolio’s return and that of the index.
Index Tracking (Transamerica 60/40 Allocation VP): While certain underlying portfolios may seek to track the performance of an index (i.e., achieve a high degree of correlation with the applicable index), the returns of any underlying portfolios that seek to track an index may not match the returns of the applicable index.
Industrials Sector: To the extent a portfolio invests a significant portion of its assets in the industrials sector, the portfolio will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the industrials sector. Industrial companies face a number of risks, including supply chain and distribution disruptions, business interruptions, third-party vendor risks, cyberattacks, trade disputes, product recalls, liability and environmental damage claims, scarcity of materials or parts, excess capacity, changes in consumer preferences, and volatility in commodity prices and currencies. The products of industrial companies may face obsolescence due to technological developments and new product introduction. Furthermore, changes in trade restrictions and tariffs as well as import controls, trade disruptions, commodity prices and availability, exchange rates and broader geopolitical developments could adversely affect industrial companies. These companies also may be significantly affected by domestic and international economic conditions, legislative and regulatory changes, and labor relations. Industrial companies may depend on public or private sector financing, which may become difficult to obtain due to government spending constraints or reduced availability of capital. Such companies may be unable to protect their intellectual property rights or may be liable for infringing the intellectual property rights of others. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.
Industry Concentration: Certain portfolios concentrate their investments in specific industries. Concentration in a particular industry heightens the risks associated with that industry. As a result, a portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Industry Concentration (Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP): The portfolio will concentrate its investments in issuers of one or more particular industries to the same extent that its underlying index is so concentrated and to the extent permitted by applicable regulatory guidance. Concentration in a particular industry heightens the risks associated with that industry. As a result, the portfolio may be subject to greater price volatility and risk of loss as a result of adverse economic, business or other developments affecting that industry than portfolios investing in a broader range of industries.
Inflation: The value of assets or income from investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of a portfolio’s assets can decline as can the value of the portfolio’s distributions.

Inflation-Protected Securities: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. The market for U.S. Treasury inflation-protected securities (“TIPS”) and corporate inflation-protected securities (“CIPS”) may be less developed or liquid, and more volatile, than certain other securities markets. Also, the inflation index utilized by a particular inflation-protected security may not accurately reflect the true rate of inflation, in which case the market value of the security could be adversely affected.
Information Technology Sector: To the extent a portfolio invests a significant portion of its assets in the information technology sector, the portfolio will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss, impairment of, or inability to enforce these rights may adversely affect the profitability of these companies. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Companies in the application software industry, in particular, may also be negatively affected by the decline or fluctuation of subscription renewal rates for their products and services, which may have an adverse effect on profit margins. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Interest Rate: When interest rates rise, the value of fixed-income securities will generally fall. A change in interest rates will not have the same impact on all fixed-income securities. Generally, the longer the maturity or duration of a fixed-income security, the greater the impact of a rise in interest rates on the security’s value. In addition, different interest rate measures (such as short- and long-term interest rates and U.S. and foreign interest rates), or interest rates on different types of securities or securities of different issuers, may not necessarily change in the same amount or in the same direction. A portfolio may not be able to hedge against changes in interest rates, may choose not to do so for cost or other reasons, and even if the portfolio does, the hedge may not work as intended. A significant or rapid rise in rates may result in losses. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of a portfolio’s investments and detract from a portfolio’s performance. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. When interest rates go down, the income received by a portfolio, and the portfolio’s yield, may decline.
Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the portfolio. Increased redemptions could cause the portfolio to sell securities at inopportune times or depressed prices and result in further losses. Conversely, interest rate reductions may cause the value of fixed-income securities to increase. A portfolio may be subject to the risk that the returns of the portfolio will decline during periods of falling interest rates because the portfolio may have to reinvest the proceeds from matured, traded or called debt obligations at interest rates below the portfolio’s current earnings rate.
The maturity of a security may be significantly longer than its duration. A security’s maturity and other features may be more relevant than its duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally such as changes in credit quality or in the yield premium that the market may establish for certain types of securities.
Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Similarly, a portfolio with a longer average portfolio duration will generally be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. By way of example, the price of a bond portfolio with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Certain fixed-income securities pay interest at variable or floating rates. Variable rate securities tend to reset at specified intervals, while floating rate securities may reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the impact of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that may produce a leveraging effect; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change. If the portfolio holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the portfolio’s shares.
Certain floating and variable rate obligations held by a portfolio may have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate. Some floating or variable rate obligations or investments of a portfolio may have previously referenced the London Interbank Offered Rate (“LIBOR”). The publication of LIBOR has ceased. Public and private sector actors have worked to establish alternative reference rates, such as the Secured Overnight Financing Rate (“SOFR”). Applicable portfolios are subject to “SOFR” risk as there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.
Interest Rate (Transamerica BlackRock Government Money Market VP): The interest rates on short-term obligations held in the portfolio will vary, rising or falling with short-term interest rates generally. The portfolio's yield will tend to lag behind general changes in interest rates. A variety of factors can impact interest rates, including central bank monetary policies and inflation rates. Changes in interest rates can be sudden and unpredictable and may expose the markets to significant volatility, which also may affect the liquidity of the portfolio’s investments and detract from portfolio performance. The ability of the portfolio's yield to reflect current market rates will depend on how quickly the obligations in its portfolio mature and how much money is available for investment at current market rates. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the portfolio. Inflation and interest rates have been volatile and may increase in the future. Interest rate increases in the future may cause the value of fixed-income securities to decrease and, conversely, interest rate reductions may cause the value of fixed-income securities to increase. During periods of extremely low or negative short-term interest rates, the portfolio may not be able to maintain a positive yield or total return or be able to preserve the value of your investment at $1.00 per share.
Investment Companies: To the extent that a portfolio invests in other investment companies such as closed-end or exchange-traded funds (“ETFs”), it bears its pro rata share of those investment companies’ expenses. Those expenses are in addition to the advisory and other expenses that the portfolio bears directly in connection with its own operations. Further, the portfolio is subject to the effects of the business and regulatory developments that affect these investment companies and the investment company industry generally.
Investments in the China Interbank Bond Market: A portfolio is subject to additional risks when investing through China’s Bond Connect program (“Bond Connect”), which allows non-Chinese investors to purchase certain fixed-income investments available from the China Interbank Bond Market (“CIBM”). The Chinese investment and banking systems are materially different in nature from many developed markets, which exposes investors to risks that are different from those in the U.S. because Bond Connect uses the trading infrastructure of both Hong Kong and China. If either one or both markets involved are closed on a day a portfolio is open, the portfolio may not be able to add to or exit a position on such a day, which could adversely affect the portfolio’s performance. Securities offered through Bond Connect may lose their eligibility for trading through Bond Connect at any time, and if such an event occurs, a portfolio could sell, but could no longer purchase, such securities through Bond Connect. Investing through Bond Connect also includes the risk that a portfolio may have a limited ability to enforce rights as a bondholder as well as the risks of settlement delays and counterparty default related to the sub-custodian. Securities purchased through Bond Connect generally may not be sold, purchased, or otherwise transferred other than through Bond Connect in accordance with applicable rules.
Bond Connect is relatively new. Laws, rules, regulations, policies, notices, circulars or guidelines relating to Bond Connect (the “Applicable Bond Connect Regulations”) as published or applied by any of the Bond Connect Authorities (as defined below) are relatively untested and are subject to change from time to time. There can be no assurance that Bond Connect will not be restricted, suspended or abolished. If such event occurs, a portfolio’s ability to invest in the CIBM through Bond Connect may be adversely affected, and if the portfolio is unable to adequately access the CIBM through other means, the portfolio’s ability to achieve its investment objective may be adversely affected. “Bond Connect Authorities” refers to the exchanges, trading systems, settlement systems, governmental, regulatory or tax bodies which provide services and/or regulate Bond Connect and activities relating to Bond Connect, including, without limitation, the People’s Bank of China, Hong Kong Monetary Authority (“HKMA”), Hong Kong Exchanges and Clearing Limited, China Foreign Exchange Trade System & National Interbank Funding Centre, Central Moneymarkets Unit (“CMU”), China Central Depository & Clearing Co., Ltd (“CCDC”), Shanghai Clearing House (“SCH”), and any other regulator, agency or authority with jurisdiction, authority or responsibility in respect of Bond Connect.
Under the prevailing Applicable Bond Connect Regulations, eligible foreign investors who wish to participate in Bond Connect may do so through an offshore custody agent, registration agent or other third parties (as the case may be), who would be responsible for making the relevant filings and account opening with the relevant authorities. A portfolio is therefore subject to the risk of default or errors on the part of such agents.
Trading through Bond Connect is performed through newly developed trading platforms and operational systems. There is no assurance that such systems will function properly (in particular, under extreme market conditions) or will continue to be adapted to changes and developments in the market. In the event that the relevant systems fail to function properly, trading through Bond Connect may be disrupted. A portfolio’s ability to trade through Bond Connect (and hence to pursue its investment strategy) may therefore be adversely affected. In addition, where a portfolio invests in the CIBM through Bond Connect, it may be subject to risks of delays inherent in the order placing and/or settlement.
A portfolio’s investments through Bond Connect will be held on behalf of the portfolio via a book entry omnibus account in the name of the CMU maintained with a Mainland China-based custodian (either CCDC or SCH). A portfolio’s ownership interest in investments through Bond Connect will not be reflected directly in book entry with CCDC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. While Bond Connect Authorities have expressly stated that investors will enjoy the rights and interests of the bonds acquired through Bond Connect in accordance with applicable laws, the exercise and the enforcement of beneficial ownership rights over such bonds in the courts in China is yet to be tested. As a result, for example, though the HKMA has stated otherwise in its Frequently Asked Questions relating to Bond Connect, it is possible that in the event that the nominee holder (i.e. the CMU or HKMA) becomes insolvent, such bonds may be deemed to form part of the pool of assets of the nominee holder available for distribution to its creditors thereby subjugating the rights of a portfolio.
With respect to tax treatment, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a portfolio.
The Ministry of Finance of the People’s Republic of China (“PRC”) and the State Administration of Taxation of the PRC issued Caishui No. 108 on November 7, 2018, which states that bond interest derived from investment in the China bond market by foreign institutional investors will be temporarily exempt from withholding income tax and value added tax until November 6, 2021. Further, according to the Announcement on Continuation of Corporate Income Tax (“CIT”) and Value-added Tax (“VAT”) Policies for Overseas Institutions Investing in the Domestic Bond Market Announcement No. 34, 2021, which was jointly made by the Ministry of Finance and the State Taxation Administration on November 22, 2021, the temporary exemption applies to the withholding tax and value added tax on the aforementioned bonds interest will continue during the period from November 7, 2021 to December 31, 2025. Since such CIT and VAT exemption is temporary, it is uncertain whether the exemption will continue after December 31, 2025. If, in the future, China begins applying tax rules regarding the taxation of investment in China bonds by foreign investors, and/or begins collecting withholding and other taxes on interest derived by such investment, a portfolio’s return might be adversely affected.
Large Capitalization Companies: A portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion. As a result, a portfolio’s value may not rise as much as, or may fall more than, the value of portfolios that focus on companies with smaller market capitalizations.
Large Shareholder: The Transamerica JPMorgan Asset Allocation portfolios designated Conservative, Moderate Growth, Moderate, Diversified Equity Allocation and International Moderate Growth, and Transamerica 60/40 Allocation VP, Transamerica Goldman Sachs 70/30 Allocation VP and Transamerica BlackRock Tactical Allocation VP, each a separate series of Transamerica Series Trust, are asset allocation funds (“Asset Allocation Funds”) that may invest in certain series of Transamerica Funds and Transamerica Series Trust and may own a significant portion of the shares of an underlying portfolio. Separate accounts of Transamerica insurance companies may also own a substantial portion of a portfolio’s shares. Certain Asset Allocation Funds may invest in TAM-sponsored ETFs that have investment objectives and strategies similar to certain series of Transamerica Funds and Transamerica Series Trust. Other investment vehicles and institutional investors may also own a significant portion of a portfolio’s shares.
Transactions by a large shareholder may be disruptive to the management of a portfolio. A portfolio may experience large redemptions or investments due to transactions in portfolio shares by a large shareholder. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on a portfolio’s performance. In the event of such redemptions or investments, a portfolio could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase a portfolio’s brokerage and/or other transaction costs. In addition, when a large shareholder owns a substantial portion of a portfolio’s shares, a large redemption by that shareholder could cause actual expenses to increase, or could result in the portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the portfolio’s expense ratio. The impact of these transactions is likely to be greater when a large shareholder purchases, redeems, or owns a substantial portion of a portfolio’s shares. When possible, TAM and/or the sub-adviser will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful.
Legal and Regulatory: Legal and regulatory changes could occur that may adversely affect a portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect a portfolio. A portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging: To the extent a portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage, your investment may be subject to heightened volatility, risk of loss and costs. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than a portfolio would otherwise have, potentially resulting in the loss of all assets. A portfolio also may have to sell assets at inopportune times to satisfy its obligations created by the use of leverage or derivatives. The use of leverage is considered to be a speculative investment practice that may result in the loss of a substantial amount, and possibly all, of a portfolio’s assets.
Regulations require a portfolio, to the extent it uses derivatives to a material extent, to, among other things, comply with certain overall limits on leverage. These regulations may limit the ability of a portfolio to pursue its investment strategies and may not be effective to mitigate a portfolio’s risk of loss from derivatives.
A portfolio also will be leveraged and can incur losses if the value of the portfolio’s assets declines between the time a redemption request is received or deemed to be received by the portfolio (which in some cases may be the business day prior to actual receipt of the transaction activity by the portfolio) and the time at which the portfolio liquidates assets to meet redemption requests. In the case of redemptions representing a significant portion of the portfolio, the leverage effects described above can be significant and could expose a portfolio and non-redeeming shareholders to material losses.
Liquidity: A portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, legal or contractual restrictions on resale, or reduced capacity of traditional market participants to make a market in securities. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased volatility. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed-income securities may result in even less liquidity in certain markets. Liquidity risk may be magnified in rising interest rate or volatile environments. Illiquid investments can be difficult to value. If a portfolio is forced to sell less liquid or illiquid investments to meet redemption requests or other cash needs, the portfolio may be forced to sell at a substantial loss (or may not be able to sell at all), and such sale may involve additional costs or may cause the value of your investment to decline. In addition, securities, once sold by a portfolio, may not settle for an extended period (for example, several weeks or even longer). The portfolio will not receive its sales proceeds until that time, which may constrain the portfolio’s ability to meet its obligations (including obligations to redeeming shareholders). Liquidity of particular investments, or even entire asset classes, including U.S. Treasury securities, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for a portfolio to sell. This may prevent a portfolio from limiting losses. Further, when there is illiquidity in the market for certain investments, a portfolio, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector or asset class. A portfolio is required by law to maintain a liquidity risk management program to assess and manage the portfolio’s liquidity risk. This program is intended to reduce liquidity risk, but may not achieve the desired results. Analyses and judgments made under the program may be incorrect, and changes in market conditions, which may be rapid and unexpected, may adversely affect the program.
Loans: Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, a portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan.
A portfolio may invest in certain commercial loans, including loans generally known as “syndicated bank loans,” by acquiring participations or assignments in such loans. The lack of a liquid secondary market for such securities may have an adverse impact on the value of the securities and a portfolio’s ability to dispose of particular assignments or participations when necessary to meet redemptions of shares or to meet a portfolio’s liquidity needs. When purchasing a participation, a portfolio may be subject to the credit risks of both the borrower and the lender that is selling the participation. When purchasing a loan assignment, a portfolio acquires direct rights against the borrowers, but only to the extent of those held by the assigning lender. Investment in loans through a direct assignment from the financial institution’s interests with respect to a loan may involve additional risks to a portfolio.
Junior loans, which have a lower place in the borrower's capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. Second lien loans are secured by the assets of the issuer. In a typical structure, the claim on collateral and right of payment of second lien loans are junior to those of first-lien loans. Subordinated bridge loans are loans that are intended to provide short-term financing to provide a “bridge” to an asset sale, bond offering, stock offering, or divestiture. Generally, bridge loans are provided by arrangers as part of an overall financing package. Typically, the issuer will agree to increasing interest rates if the loan is not repaid as expected. A subordinated bridge loan is junior to a senior bridge loan in right of payment.
There may be no active trading market for loans. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain a portfolio’s ability to meet its obligations (including obligations to redeeming shareholders).

Certain courts have determined that loans are not securities and, therefore, purchasers such as a portfolio may not be entitled to the anti-fraud protections of the federal securities laws, including the prohibitions on insider trading.
Loans may have restrictive covenants limiting the ability of a borrower to further encumber its assets. However, in periods of high demand by lenders like a portfolio for loan investments, borrowers may limit these covenants and weaken a lender’s ability to access collateral securing the loan; reprice the credit risk associated with the borrower; and mitigate potential loss. A portfolio may experience greater losses or delays and expenses in enforcing its rights with respect to loans with fewer restrictive covenants.
Managed Risk Strategy: Certain portfolios employ a managed risk strategy. The strategy attempts to stabilize the volatility of the portfolios around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance. The strategy may limit the portfolios’ ability to participate in up markets, may increase transaction costs and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The strategy may fail to protect against market declines. Managing the portfolios pursuant to the strategy may result in the portfolios not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. A portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.
Management: The value of your investment in a portfolio may go down if the investment manager’s or sub-adviser’s judgments and decisions are incorrect or otherwise do not produce the desired results. For example, the value of your investment in a portfolio may go down if its investment manager’s or sub-adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, is incorrect. A portfolio may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by its investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly, fail to produce the desired results or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. A portfolio’s investment strategies may not work as intended or may otherwise fail to produce the desired results. In addition, a portfolio’s investment strategies or policies may change from time to time. Legislative, regulatory or tax developments may also affect the investment techniques available to an investment manager or sub-adviser in connection with managing a portfolio. Those changes and developments may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the portfolio. Any of these things could cause a portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
Market: The market prices of a portfolio’s securities and other assets may go up or down, sometimes sharply and unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes, labor strikes, supply chain disruptions or other factors, government shutdowns, political developments, civil unrest, acts of terrorism, armed conflicts, economic sanctions, countermeasures in response to sanctions, cybersecurity events, technological developments (such as artificial intelligence and machine learning), investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries, issuers, or geographies. To the extent a portfolio may overweight its investments in certain sectors, industries, issuers, or geographies, such position will increase the portfolio’s exposure to the risk of loss from adverse developments affecting those sectors, industries, issuers, or geographies. To the extent that securities of certain issuers behave or are perceived to behave similarly to each other, the market prices of those securities (or the market as a whole) may fall in response to a decline in the price of a particular security or group of securities. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. If the value of the portfolio’s securities and assets fall, the value of your investment will go down. A portfolio may experience a substantial or complete loss on any individual security or asset.
Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a portfolio’s investments may go down. Securities markets may also be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of securities traded in these markets, including a portfolio’s securities.

Ongoing and threatened armed conflicts throughout the world have caused and could continue to cause significant market disruptions and volatility. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain portfolio investments as well as portfolio performance and liquidity. For example, following Russia’s invasion of Ukraine in 2022, Russian stocks lost all, or nearly all, of their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the portfolio's investments.
The long-term consequences to the U.S. economy of the continued expansion of U.S. government debt and deficits are not known. Also, raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for the portfolio’s investments and generally for economies, and markets in the U.S. and elsewhere and, in the case of Transamerica BlackRock Government Money Market VP, the portfolio’s ability to maintain a $1.00 share price. Similarly, political events within the United States at times have resulted, and may in the future result, in a failure to approve a budget for the federal government and a subsequent shutdown of government services, which in turn could negatively affect the U.S. economy, decrease the value of portfolio investments, and increase uncertainty in or impair the operation of securities markets in the United States and elsewhere. Changes in interest rates and levels of inflation also could adversely affect the value and liquidity of the portfolio's investments, impair the portfolio's ability to satisfy redemption requests, and negatively impact the portfolio's performance.
The United States and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the United States has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the United States and its trading partners, as well as companies directly or indirectly affected and financial markets generally. The United States government has prohibited U.S. persons from investing in Chinese companies designated as related to the Chinese military. These and possible future restrictions could limit the portfolio’s opportunities for investment and require the sale of securities at a loss or make them illiquid. Moreover, China's long-running conflict over Taiwan's sovereignty, other disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict. If the political climate between the United States and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the portfolio’s assets may go down.
Medium Capitalization Companies: Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, or have limited liquidity. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Model and Data: Certain sub-advisers may utilize quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging a portfolio's investments.
If Models and Data prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose a portfolio to additional risks. For example, by utilizing Models or Data, a sub-adviser may buy certain investments at prices that are priced too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. A portfolio bears the risk that Models or Data used by its sub-adviser will not be successful in determining the size, direction, and/or weighting of investment positions that will enable the portfolio to achieve its investment objective.
Models can be predictive in nature. The use of predictive Models has inherent risks. For example, such Models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such Models may produce unexpected results, which can result in losses for a portfolio. Furthermore, the success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data.

Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. To address these issues, a sub-adviser evaluates the performance of the Models utilized, including Model prices and outputs versus recent transactions or similar securities, and as a result, such Models may be modified from time to time. There also can be no assurance that the use of Models will result in effective investment decisions for a portfolio.
Money Market Funds: An investment in a money market fund is not a bank account, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the portfolio for losses or to provide financial support to the portfolio. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value. An investment in a money market fund is not guaranteed and it is possible for a portfolio to lose money by investing in money market funds.
Mortgage-Related and Asset-Backed Securities: The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid, which could negatively impact the portfolio’s net asset value. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae (formally known as Federal National Mortgage Association) or Freddie Mac (formally known as Federal Home Loan Mortgage Corporation) or by agencies of the U.S. government, such as the Government National Mortgage Association (“Ginnie Mae”). Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.
The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Some of these securities may receive little or no collateral protection from the underlying assets. Privately issued mortgage-backed and asset-backed securities are not traded on an exchange and may have a limited market. Without an active trading market, these securities may be particularly difficult to value given the complexities in valuing the underlying collateral. Unlike mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other characteristics. Privately issued mortgage-related securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. For mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.
Mortgage-backed and asset-backed securities are subject to prepayment or call, valuation, liquidity, credit, interest rate and extension risks, and to risks associated with the servicing of the mortgages and loans underlying those securities. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, a portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
Municipal Securities: Issuers of municipal securities tend to derive a significant portion of their revenue from taxes, particularly property and income taxes, and decreases in personal income levels and property values and other unfavorable economic factors, such as a general economic recession, adversely affect municipal securities. Municipal issuers may also be adversely affected by rising health care costs, increasing unfunded pension liabilities and by the phasing out of federal programs providing financial support. Where municipal securities are issued to finance particular projects, especially those relating to education, health care, transportation, housing, water or sewer and utilities, issuers often depend on revenues from those projects to make principal and interest payments. Adverse conditions and developments in those sectors can result in lower revenues to issuers of municipal securities and can also have an adverse effect on the broader municipal securities market. To the extent a portfolio invests significantly in a single state, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, such as health care, the portfolio will be more susceptible to associated risks and developments. Municipal issuers may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. A number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.
There may be less public information available on municipal issuers or projects than other issuers, and valuing municipal securities may be more difficult. In addition, the secondary market for municipal securities is less well developed and liquid than other markets, and dealers may be less willing to offer and sell municipal securities in times of market turbulence. Changes in the financial condition of one or more individual municipal issuers (or one or more insurers of municipal issuers), or one or more defaults by municipal issuers or insurers, can adversely affect liquidity and valuations in the overall market for municipal securities. The value of municipal securities can also be adversely affected by regulatory and political developments affecting the ability of municipal issuers to pay interest or repay principal, actual or anticipated tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors.
The rate of interest paid on municipal securities normally is lower than the rate of interest paid on fully taxable securities. Some municipal securities, such as general obligation issues, are backed by the issuer’s taxing authority, while other municipal securities, such as revenue issues, are backed only by revenues from certain facilities or other sources and not by the issuer itself.
The municipal market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening.
To the extent that a portfolio invests in municipal securities whose issuers are located in a single state, such as California, the portfolio will be more susceptible to economic, political and other developments that may adversely affect issuers in that state than are portfolios whose portfolios are more geographically diverse. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the state or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the state generally or any individual locality. The major sources of revenues for local government, property taxes and sales taxes, as well as fees based on real estate development, may be adversely affected by an economic recession. Unfavorable developments in any economic sector may adversely affect a particular state’s overall municipal market. Historically, California’s economy has been more volatile than that of the nation as a whole. Although California has a relatively diversified economy, California has concentrations in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, government and services.
Investment in municipal securities of issuers in U.S. territories may have more risks than in tax-exempt securities issued by other issuers. Municipal securities issued by the Commonwealth of Puerto Rico or its agencies carry substantial risks. From 2017-2022, the Commonwealth, its Sales Tax Financing Corporation, Highways and Transportation Authority, Employees’ Retirement System, Public Buildings Authority, and Aqueduct and Sewer Authority, were subject to the equivalent of municipal bankruptcy proceedings, known as “PROMESA” cases. During those proceedings, these municipal entities were unable to issue new municipal securities or repay existing municipal debt. At this time, Puerto Rico’s Electric Power Authority (“PREPA”) remains in such proceedings and subject to such restrictions. Moreover, the validity of PREPA’s debt instruments (and thus whether the holders are entitled to any recovery at all) has been called into question as part of its PROMESA case. PROMESA is a novel federal law and many of its provisions have been disputed. Those agencies of the Commonwealth that are not currently debtors in PROMESA proceedings at this time may enter such proceedings in the future and, in any event, can be expected to be subject to many of the same stressors that caused the proceedings mentioned above. For these and other reasons, the timing and rate of recovery on municipal securities that have been or will be issued by the Commonwealth of Puerto Rico or any of its agencies are highly unpredictable.
Natural Resource-Related Securities: Securities of companies involved with natural resources may be subject to significant price fluctuations for several reasons, including the volatility of prices for energy and basic materials, possible instability of supply, changes in demand or inflation. In addition, some companies may be subject to the risks generally associated with the extraction, handling and use of natural resources.
Non-Diversification: As a “non-diversified” portfolio, a portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent a portfolio invests its assets in a smaller number of issuers, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence or other risks associated with those issuers than a diversified portfolio.
Non-Diversification (Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP): To the extent the portfolio becomes “non-diversified” for periods of time solely as a result of tracking its respective index, the portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.

Operational: Your ability to transact with a portfolio or the valuation of your investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology (including as a result of cybersecurity incidents), changes in personnel, and errors caused by third party service providers or trading counterparties. It is not possible to identify all of the operational risks that may affect a portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A portfolio and its shareholders could be negatively impacted as a result.
Over-the-Counter Transactions: A portfolio may engage in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than of transactions entered into on organized exchanges. Transactions in the OTC markets also are subject to the credit risk of the counterparty.
Passive Investment (Transamerica 60/40 Allocation VP): Because the sub-adviser of an underlying portfolio seeking to track an index does not select individual companies in the index that the underlying portfolio tracks, the underlying portfolio may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.
Passive Strategy/Index (Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP): The portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of its underlying index or of the actual securities comprising its underlying index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the portfolio’s underlying index will affect the performance, volatility, and risk of the underlying index and, consequently, the performance, volatility, and risk of the portfolio.
Precious Metals-Related Securities: Investments in precious metals-related securities are considered speculative and are affected by a variety of worldwide economic, financial, social and political factors. Prices of precious metals and of precious metals-related securities historically have been very volatile. The high volatility of precious metals prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
Preferred Stock: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of the company’s common stock, dividends and a fixed share of the proceeds resulting from any liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities, but also risks associated with fixed income securities, such as interest rate risk. A company’s preferred stocks generally pay dividends only after the company makes required payments to creditors, including holders of its bonds and other debt. As a result, the market prices of preferred stocks are typically more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. The market value of preferred stocks generally decreases when interest rates rise. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Preferred stock does not generally carry voting rights.
Prepayment or Call: Many fixed-income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if a portfolio holds a fixed-income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed-income securities generally experience when interest rates fall. Upon prepayment of the security, a portfolio would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. This may adversely affect a portfolio’s net asset value. In addition, if a portfolio purchases a fixed-income security at a premium (at a price that exceeds its stated par or principal value), the portfolio may lose the amount of the premium paid in the event of prepayment. Prepayment further tends to reduce the yield to maturity and the average life of the security.
Privately Placed and Other Restricted Securities: Restricted securities, which include private placements of private and public companies, are subject to legal or contractual restrictions on their resale. Restricted securities may be difficult to sell at the time and price a portfolio prefers. Restricted Securities include securities eligible for resale pursuant to Rule 144A, and securities of U.S. and non-U.S. issuers initially offered and sold outside the United States pursuant to Regulation S. Restricted securities also include private placements of securities with agreed upon contractual restrictions on the resale of such securities that are in addition to applicable legal restrictions.
Restricted securities may be difficult to value properly and may involve greater risks than securities that are not subject to restrictions on resale. Restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility. Also, a portfolio may get only limited information about the issuer of a given restricted security, and therefore may be less able to predict a loss. Restricted securities may involve a high degree of business and financial risk, which may result in substantial losses.

An insufficient number of eligible buyers interested in purchasing restricted securities held by a portfolio could adversely affect the marketability of such securities and a portfolio might be unable to dispose of such securities promptly or at reasonable prices. For this reason, restricted securities may adversely affect a portfolio’s overall liquidity if eligible buyers are or become uninterested in buying them at a particular time.
Restricted securities may not be listed on an exchange and may have no active trading market. A portfolio may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. A portfolio may incur additional expense when disposing of restricted securities, including all or a portion of the cost to register the securities for resale, and other transaction costs which may be higher for restricted securities than unrestricted securities.
Real Estate Securities: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks may include, without limitation:
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declining real estate value
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risks relating to general and local economic conditions
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over-building
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increased competition for assets in local and regional markets
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increases in property taxes
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increases in operating expenses or interest rates
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change in neighborhood value or the appeal of properties to tenants
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insufficient levels of occupancy
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inadequate rents to cover operating expenses
The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and government regulations (including zoning, environmental, and tax laws) and social and economic trends.
If the portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the portfolio will also be subject to the risks associated with that one area or property type. The value of the portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.
Redemption: A portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. In that event, the value of your investment in the portfolio would go down. If a portfolio is required to liquidate assets to accommodate redemptions, the liquidation could accelerate the recognition of capital gains by the portfolio, and any capital gains recognized by the portfolio generally need to be distributed to shareholders in order to avoid portfolio-level taxation. The non-redeeming shareholders could receive a disproportionate amount of those taxable distributions, even though the capital gains were recognized as a result of the redeeming shareholders. Redemption risk is greater to the extent that a portfolio has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in a portfolio could hurt performance and/or cause the remaining shareholders in the portfolio to lose money. Further, a portfolio’s redemption risk is increased if one decision maker has control of portfolio shares owned by separate portfolio shareholders, including clients or affiliates of the investment manager and/or sub-adviser.
Redemption (Transamerica BlackRock Government Money Market VP): The portfolio may experience periods of heavy redemptions that could cause the portfolio to liquidate its assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that the portfolio has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the portfolio could have an adverse impact on the remaining shareholders in the portfolio. In addition, the portfolio may suspend redemptions when permitted by applicable regulations.
Regulatory: In recent years, the U.S. government adopted and implemented regulations governing derivatives markets, including mandatory clearing of certain derivatives as well as margin, reporting and registration requirements. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. The Dodd-Frank Wall Street Reform Act (the “Reform Act”) substantially increased regulation of the over-the-counter (“OTC”) derivatives market and participants in that market, including imposing clearing and reporting requirements on transactions involving instruments that fall within the Reform Act’s definition of “swap” and “security-based swap,” which terms generally include OTC derivatives, and imposing registration and potential substantive requirements on certain swap and security-based swap market participants. In addition, under the Reform Act, a portfolio may be subject to additional recordkeeping and reporting requirements. Certain SEC rulemakings from recent years that may affect a portfolio include the following:
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Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by registered investment companies, such as a portfolio, and set limits on a portfolio’s investments in derivatives.
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Rule 12d1-4 under the 1940 Act provides an enhanced regulatory framework applicable to fund of fund arrangements.

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Rule 2a-5 under the 1940 Act establishes an updated regulatory framework for registered investment company valuation practices.
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Rule 2a-7 under the 1940 Act was amended to, among other things, increase the daily and weekly liquid asset minimum requirements for money market funds and remove the ability of money market funds to temporarily suspend redemptions.
The impact of these and future regulations cannot be fully known at this time, and there can be no assurance that any new government regulation will not adversely affect a portfolio’s ability to achieve its investment objective.
REITs: Investing in real estate investment trusts (“REITs”) involves unique risks. When a portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, a portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements. A failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs, or changes in the treatment of U.S. REITs under U.S. federal tax law, could adversely affect the value of a particular U.S. REIT or the market for U.S. REITs as a whole.
Repurchase Agreements: In a repurchase agreement, a portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the portfolio at a later date, and at a specified price, which is typically higher than the purchase price paid by the portfolio. The securities purchased serve as the portfolio's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the portfolio is entitled to sell the securities, but the portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the portfolio will not have a right to the securities, or the immediate right to sell the securities.
Reverse Repurchase Agreements: Reverse repurchase agreements, in which a portfolio transfers securities to a counterparty in return for cash and agrees to repurchase the securities at a later date for a higher price, are a form of leverage, may make the portfolio’s share price more volatile, and may increase the risks and costs of investing in a portfolio. A portfolio may be required to liquidate positions when it may not be advantageous to do so in order to satisfy its repurchase obligations, and its use of reverse repurchase agreements may be limited by applicable regulation.
Risk Management Framework (Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP and Transamerica JPMorgan International Moderate Growth VP): Certain portfolios are subject to a multi-factor risk management framework that is intended to dynamically adjust asset class exposures under different market conditions. The framework may determine an asset exposure target for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal, and result in an increase or decrease in the level of asset exposure such as the level of equities and bonds. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may limit the portfolio’s ability to participate in up markets, may increase transaction costs at the portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the portfolio has reduced its equity exposure in an effort to reduce losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the portfolio’s equity exposure, causing the portfolio to forgo gains from the market rebound. The framework may fail to protect against market declines. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

Sector Focus: To the extent a portfolio invests more heavily in a particular market sector, the value of the portfolio’s shares performance will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile, and may perform differently, from the broader market.
Securities Lending: Each portfolio, except as noted below, may lend securities to other financial institutions that provide cash or U.S. government or agency securities as collateral. When a portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the portfolio will also receive a fee or interest on the collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a portfolio may lose money and there may be a delay in recovering the loaned securities. A portfolio could also lose money if it does not recover the securities and/or the value of the cash or non-cash collateral falls, including the value of investments made with cash collateral.
Transamerica BlackRock Government Money Market VP, Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP do not participate in securities lending.
Short Positions: Certain portfolios may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. A portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because a portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.
Short Sales: A short sale may be effected by selling a security that a portfolio does not own. In order to deliver the security to the purchaser, a portfolio borrows the security, typically from a broker-dealer or an institutional investor. A portfolio later closes out the position by returning the security to the lender. If the price of the security sold short increases, a portfolio would incur a loss; conversely, if the price declines, a portfolio will realize a gain. Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited. A portfolio's use of short sales in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if a portfolio held only long positions. A portfolio may be unable to close out a short position at an acceptable price, and may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. Short selling involves higher transaction costs than typical long-only investing. A portfolio may also take a short position in a derivative instrument, such as a forward, future or swap.
A short sale may also be effected “against the box” if, at all times when the short position is open, a portfolio contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short. In the event that a portfolio were to sell securities short “against the box” and the price of such securities were to then increase rather than decrease, a portfolio would forego the potential realization of the increased value of the shares sold short.
Small and Medium Capitalization Companies: Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Smaller capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
Small Capitalization Companies: Investing in small capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may have limited liquidity, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses. Small capitalization companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.
SOFR: A portfolio may be exposed to financial instruments that reference Secured Overnight Financing Rate (“SOFR”).
Global regulators and private sector actors have established alternative reference rates, such as SOFR, to replace the London Interbank Offered Rate (previously defined as “LIBOR”), which has ceased publication. Today, SOFR is the dominant U.S. dollar interest rate benchmark. Certain floating or variable rate obligations or investments of a portfolio may reference SOFR.

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions collateralized by U.S. Treasury securities. SOFR differs fundamentally from LIBOR. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates during certain periods. SOFR also has a limited history. There is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, is not known. Levels of SOFR in the future may bear little or no relation to historical levels of SOFR, LIBOR or other rates.
Sovereign Debt: Sovereign debt instruments, which are debt obligations issued or guaranteed by a foreign governmental entity, are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on debt that it has issued or guaranteed, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, relationships with other lenders such as commercial banks, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans, the debt may be restructured, or it may ask for forgiveness of interest or principal on its existing debt. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. On the other hand, a governmental entity may be unwilling to renegotiate the terms of its sovereign debt. There is no established legal process for a U.S. bondholder (such as a portfolio) to enforce its rights against a governmental entity that does not fulfill its obligations, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Strategies and Styles: Investment strategies and styles with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A portfolio may outperform or underperform other funds that employ a different strategy or style. A portfolio may employ a combination of strategies and/or styles that impact its risk characteristics.
Structure Conflicts: TAM has established an investment program whereby a substantial portion of the assets of certain portfolios are invested in underlying Transamerica mutual funds. TAM has also included TAM-sponsored ETFs as investment options for certain portfolios. TAM has an incentive to include Transamerica funds as underlying investment options for these assets, even if unaffiliated funds or ETFs have better investment performance or lower total expenses. For these portfolios, TAM does not consider unaffiliated funds as underlying investment options for portfolio assets.
Structured Instruments: A portfolio may invest in, or have exposure to, various types of structured instruments, including securities that have demand, tender or put features, or interest rate reset features. These may include instruments issued by structured investment or special purpose vehicles or conduits, and may be asset-backed or mortgage-backed securities. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. The interest rate or principal amount payable at maturity on a structured instrument may vary based on changes in one or more specified reference factors, such as currencies, interest rates, commodities, indices or other financial indicators. Changes in the underlying reference factors may result in disproportionate changes in amounts payable under a structured instrument. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed-interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure from which they are issued. For structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Structured instruments may be less liquid and therefore more difficult to value accurately than more traditional securities and instruments. Structured instruments may behave in ways not anticipated by a portfolio, or they may not receive the tax, accounting or regulatory treatment anticipated by a portfolio.
Subsidiary: Certain portfolios invest (directly, or through an underlying portfolio, indirectly) in an entity organized under the laws of the Cayman Islands (a “Cayman Entity”). By investing in a Cayman Entity, a portfolio will be indirectly exposed to the risks associated with the Cayman Entity’s investments. The derivatives and other investments that will be held by a Cayman Entity are generally similar to those that are permitted to be held by the portfolio, or in the case of an indirect investment, the applicable underlying portfolio, and will be subject to the same risks that apply to similar investments if held directly by the underlying portfolio. There can be no assurance that the investment objectives of a Cayman Entity will be achieved. A Cayman Entity is generally not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to the investor protections of the Investment Company Act. Certain regulated investment companies received private letter rulings from the IRS with respect to their investments in Cayman Entities. The IRS is no longer issuing private letter rulings on structures of this kind. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a portfolio, an underlying portfolio and/or a Cayman Entity to operate as anticipated and could adversely affect the portfolio.
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations (Transamerica Aegon Bond VP, Transamerica Aegon Core Bond VP, Transamerica Aegon High Yield Bond VP, Transamerica BlackRock Real Estate Securities VP, Transamerica International Focus VP, Transamerica JPMorgan Enhanced Index VP, Transamerica JPMorgan Tactical

Allocation VP, Transamerica Morgan Stanley Capital Growth VP and Transamerica Multi-Managed Balanced VP): For certain portfolios, the sub-adviser considers sustainability and/or ESG factors that it deems relevant, along with other factors and analysis, when sub-advising the portfolio. This usage of sustainability and/or ESG factors or criteria is sometimes referred to as “ESG integration.” A sub-adviser may consider sustainability and/or ESG factors on a meaningful portion of the portfolio’s investments. A sub-adviser may give little or no weight to sustainability and/or ESG factors for certain investments, and not every sustainability and/or ESG factor may be identified or evaluated for every investment. Consideration of sustainability and/or ESG factors is not determinative in a sub-adviser’s investment process, and the sub-adviser may conclude that other attributes of an investment outweigh sustainability and/or ESG considerations when making investment decisions. Applying sustainability and/or ESG factors as part of a portfolio’s security selection process may impact a sub-adviser’s investment decisions and may affect a portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors. Sustainability and ESG factors are not uniformly defined and applying such factors involves subjective assessments. Sustainability and ESG ratings and assessments of issuers can vary across investment advisers (including sub-advisers) and third party data providers and may change over time. Sustainability and ESG factors can be difficult to apply consistently across issuers, regions, countries, industries and sectors. The application of these factors could negatively impact a portfolio’s performance. Sustainability and ESG information from issuers and from third party data providers may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability or ESG characteristics. Regulation of sustainability and ESG investing in the U.S. and abroad is evolving. Regulatory changes with respect to ESG integration could impact a sub-adviser’s ability to consider sustainability and/or ESG criteria as part of its investment process.
Sustainability Data (Transamerica Aegon Sustainable Equity Income VP): Sustainability information from third-party data providers may be incomplete, inaccurate, delayed or unavailable. There are not currently universally accepted sustainability standards or standardized practices for researching, generating, or analyzing sustainability data, classifications, screens, and ratings (“Sustainability Data”). The factors and criteria considered when generating Sustainability Data and the results of such sustainability research may differ widely across third-party Sustainability Data providers. The evaluation of sustainability factors and criteria is often subjective, is often evolving and subject to ongoing refinement, and the third-party Sustainability Data providers used by a portfolio may not identify or evaluate every relevant sustainability factor and/or criteria with respect to every investment. Due to differences in various countries’ corporate disclosure and financial statement reporting obligations and availability, as well as timeliness of any such available information, a third-party Sustainability Data provider may not always be successful in identifying material sustainability information about a particular company. A portfolio may invest in companies that do not reflect the beliefs or values of a particular investor and may not be deemed to exhibit the intended sustainability characteristics if different metrics or Sustainability Data providers were used to evaluate them. Because sustainability considerations are still an emerging area of investment focus, sustainability information and metrics can be difficult to obtain or not able to be obtained. The evaluation of sustainability factors and implementation of sustainability-related investment restrictions (e.g., screens) rely on the availability of timely, complete, and accurate Sustainability Data reported by issuers and/or third-party research providers. Sustainability Data provided by third-party providers may be based on backward-looking analysis and data and may be subject to change in the future. The successful implementation of a portfolio’s strategy is therefore dependent, in part, on the sustainability factors identified and considered and research methodologies employed by applicable third-party Sustainability Data providers, as well as the timely availability of accurate information. Due to the specialized resources necessary to obtain sustainability-related information underlying or related to the Sustainability Data provided by applicable third-party sustainability research firms, a portfolio’s sub-adviser does not independently test or verify the data provided by such firms.
Sustainability Investing (Transamerica Aegon Sustainable Equity Income VP): Applying sustainability criteria to a sub-adviser’s investment analysis for a portfolio may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, applicable portfolios may forgo some investment opportunities available to funds that do not apply sustainability investing principles or that apply different sustainability criteria. Applying sustainability criteria may impact a portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the portfolio’s investment performance. The relevance and weightings of sustainability criteria to a sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting a sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. A portfolio’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principles or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. A sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. A portfolio’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on a portfolio’s ability to invest in accordance with its sustainability strategy.

Tactical and Strategic Asset Allocation: Certain portfolios may utilize a tactical asset allocation strategy, which involves making short-term adjustments to a portfolio's asset mix, utilizing the sub-adviser’s research on various risk and return considerations, in an effort to optimize returns relative to risks as market and economic conditions change. Strategic asset allocation strategy is similar, but with a somewhat longer-term outlook. These strategies tend to produce higher turnover than those that adhere to a longer term outlook, which may result in higher transaction costs. These strategies may not work as intended. A portfolio may not achieve its objective and may not perform as well as other portfolios using other asset management strategies.
Tactical Asset Allocation: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. A portfolio’s tactical asset management discipline may not work as intended. A portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the portfolio in order to maintain a long-term goal for asset allocation). This strategy may not work as intended. The sub-adviser’s evaluations and assumptions in selecting underlying mutual funds, underlying ETFs and/or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that under perform other securities. The management process might also result in a portfolio having exposure to asset classes, countries or regions, or industries or groups of industries that underperform other management styles. In addition, a portfolio’s risk profile with respect to particular asset classes, countries and regions, and industries may change at any time based on the sub-adviser’s allocation decisions.
Tax: In order to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), a portfolio must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. In particular, a portfolio must generally diversify its holdings so that, at the end of each quarter of each taxable year, at least 50% of the value of the portfolio’s total assets is represented by (1) cash and cash items, U.S. government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the portfolio’s total assets and to not more than 10% of the outstanding voting securities of such issuer. If a portfolio were to fail to meet any of these requirements, the portfolio might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the applicable corporate rate (without reduction for distributions to shareholders). The portfolio may be able to preserve its RIC qualification by meeting certain conditions, in which case it may be subject to certain additional taxes.
Any income a portfolio derives from investments in certain hard asset ETFs, such as certain commodity ETFs, and from other non-qualifying sources must be limited to a maximum of 10% of the portfolio’s gross income. If a portfolio fails to meet the 10% requirement, the portfolio may be subject to the federal income tax consequences described in the preceding paragraph. A portfolio may invest no more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships for federal income tax purposes. If a portfolio fails to meet the 25% requirement, the portfolio may be subject to the federal income tax consequences described in the preceding paragraph.
Tax (Commodity Exposure) (Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and Transamerica Morgan Stanley Global Allocation VP): Certain portfolios (directly, or through one or more underlying portfolios, indirectly) may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through the underlying portfolio’s investments in a subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and a portfolio’s investments in a subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of a portfolio’s taxable income or gains and of distributions made by a portfolio.
To Be Announced (TBA) Transactions: Although the securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by a portfolio may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing a portfolio to further losses. Whether or not a portfolio takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
Tracking Error (Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP): Imperfect correlation between the underlying portfolio securities held by a portfolio and those in the index that the portfolio tracks, portfolio fees and expenses, maintenance of cash balances to meet redemption requests, rounding of prices, changes to an index and regulatory and tax requirements may cause tracking error, which is the divergence of a portfolio's performance from that of a portfolio's benchmark index.
Underlying Exchange-Traded Funds: To the extent a portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects a portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which a portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of a portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that a portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and a portfolio could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of a portfolio’s shares could also be substantially and adversely affected.
Certain portfolios may invest in underlying Transamerica-sponsored ETFs. To the extent a portfolio holds a large portion of the outstanding shares of a Transamerica-sponsored ETF and/or represents a large percentage of the trading volume of a Transamerica-sponsored ETF, this could prevent the portfolio from selling shares of the Transamerica-sponsored ETF on the exchange at such times or price or in such amounts as it may otherwise desire. These risks are in addition to other risks of investing in ETFs.
Underlying Government Money Market Funds (Transamerica BlackRock Government Money Market VP): The portfolio may invest in other government money market funds. Each of the underlying government money market funds in which the portfolio may invest has its own investment risks. There can be no assurance that the investment objective of any underlying government money market fund will be achieved. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying government money market funds in which it invests.
Underlying Portfolios: When a portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects a portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which a portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios' shares and therefore the value of the portfolio's investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that a portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests.
U.S. Government Securities: U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates or the financial condition or credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are not funded by congressional appropriations and the securities issued by them are neither issued nor guaranteed by the U.S. government. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to certain U.S. government-sponsored entities in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.
Valuation: Certain investments may be more difficult to value than other types of investments. Many factors may influence the price at which a portfolio could sell any particular portfolio investment. The sales price may well differ — higher or lower — from a portfolio's last valuation, and such differences could be significant, particularly for illiquid securities, securities priced based upon valuations provided by third party pricing services, securities that trade in relatively thin or volatile markets, or securities that are valued using a fair value methodology. These differences may increase significantly and affect portfolio investments more broadly during periods of market volatility. If market conditions make it difficult to value some investments, a portfolio may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem portfolio shares on days when a portfolio is holding fair-valued securities may receive a greater or lesser number of shares, or greater or lower redemption proceeds, than they would have received if the portfolio had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a portfolio determines its net asset value. A portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. Fair value pricing involves subjective judgment, which may prove to be incorrect.
Value Investing: The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, undervaluation may become more severe, or that a stock considered to be undervalued may actually be appropriately priced. A portfolio may underperform other equity portfolios that use different investing styles. A portfolio may also underperform other equity portfolios using the value style. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
Warrants and Rights: Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased, and they do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. If the price of the stock to which the warrant or right relates does not rise above the exercise price or the warrant or right otherwise is not exercised before the expiration date, it generally expires without any value and the portfolio will lose any amount it paid for the warrant or right.
Yield: The amount of income received by the portfolio will go up or down depending on day-to-day variations in short-term interest rates, and the portfolio’s expenses could absorb all or a significant portion of the portfolio’s income. If interest rates increase, the portfolio’s yield may not increase proportionately.
Yield (Transamerica BlackRock Government Money Market VP): As a money market portfolio, the portfolio invests in short-term money market instruments. As a result, the amount of income received by the portfolio will go up or down depending on variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. The portfolio's expenses could absorb all or a significant portion of the portfolio's income, and, if the portfolio's expenses exceed the portfolio's income, the portfolio that seeks to maintain a stable net asset value (typically, $1.00 per share) may be unable to maintain its $1.00 share price. If interest rates increase, the portfolio's yield may not increase proportionately. For example, TAM may discontinue any temporary voluntary fee limitation or recoup expenses previously forgone and/or reimbursed. A money market fund is also required to maintain liquidity levels based on the characteristics and anticipated liquidity needs of its shareholders and a fund with greater liquidity needs may have a lower yield than money market funds with a different shareholder base. The portfolio may hold cash uninvested and, if so, will not earn income on those assets.
Zero Coupon Bonds: Zero coupon bonds pay no interest during the life of the obligation but are issued and trade at prices below their stated maturity value. While interest payments are not made on such bonds, holders of such bonds are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. Although these securities lock in a rate of return to maturity, they may be subject to greater fluctuations in market value than securities that pay interest periodically particularly during periods of changing market interest rates.
The following provides additional information regarding the risks of investing in Transamerica ProFund UltraBear VP:
Correlation and Compounding: A number of factors may affect the portfolio’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the portfolio will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the portfolio from achieving its investment objective. The risk of the portfolio not achieving its daily investment objective will be more acute when the Index has an extreme one-day move approaching 50%. In addition, as a result of compounding, because the portfolio has a single day investment objective, the portfolio’s performance for periods greater than one day is likely to be either better or worse than the inverse of the index performance times the stated multiple in the portfolio objective, before accounting for fees and fund expenses.
Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than two times the inverse of the return of the Index. This effect becomes more pronounced as volatility increases.
Equity and Market: The equity markets are volatile, and the value of securities, swaps, futures and other instruments related to the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the portfolio to decrease over short or long periods of time. As a portfolio seeking investment results that correspond to two times the inverse (-2x) of the Index, the portfolio’s performance will generally decrease when market conditions cause the level of the Index to rise.
Index Performance: The portfolio is linked to a benchmark maintained by a third party provider that is unaffiliated with the portfolio. There can be no guarantee or assurance that the methodology used by the third party provider to create the benchmark will result in the portfolio achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the benchmark or the daily calculation of the benchmark will be free from error. It is also possible that the value of the benchmark or its underlying reference assets (i.e., the constituent securities of the benchmark) may be subject to intentional manipulation by third-party market participants. The particular benchmark used by the portfolio may underperform other asset classes and may underperform other indices or benchmarks based upon the same underlying reference assets. Each of these factors could have a negative impact on the performance of the portfolio.
Inverse Correlation: Shareholders will lose money when the Index rises — a result that is the opposite from traditional funds.
Leveraging: The portfolio obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of leverage could result in the total loss of an investor’s investment. For example, because the portfolio includes a multiplier of two times the inverse (-2x) of the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the portfolio, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times.
Portfolio Turnover: The portfolio may incur high portfolio turnover to manage the portfolio’s investment exposure. Also, active trading of the portfolio’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the portfolio. The portfolio’s portfolio turnover rate may vary from year to year, as well as within a year.
Short Sale Exposure: The portfolio may seek short exposure through financial instruments which would cause the portfolio to be exposed to certain risks associated with selling short. These risks include, under certain market conditions, an increase in the volatility and decrease in the liquidity of the instruments underlying the short position, which may adversely impact the portfolio’s return, result in a loss, have the effect of limiting the portfolio’s ability to obtain short exposure through financial instruments, or require the portfolio to seek short exposure through alternative investment strategies that may be less desirable or may be costly to implement. To the extent that, at any particular point in time, the instruments underlying the short position may be thinly traded or have a limited market, including due to regulatory action, the portfolio may be unable to meet its investment objective (e.g., due to a lack of a counterparty or counterparties). Obtaining short exposure through these instruments may be considered an aggressive investment technique.
Please note that there are other factors that could adversely affect your investment in a portfolio and that could prevent the portfolio from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Shareholder Information

Management of Transamerica Series Trust
The Board of Trustees is responsible for overseeing the management and business affairs of Transamerica Series Trust. It oversees the operation of Transamerica Series Trust by its officers. It also reviews the management of each portfolio’s assets by the investment manager and any sub-adviser(s). Information about the Trustees and executive officers of Transamerica Series Trust is contained in the SAI.
Investment Manager
Transamerica Asset Management, Inc. (“TAM”), located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for Transamerica Series Trust. TAM provides continuous and regular investment management services to the portfolios. TAM is responsible for all aspects of the day-to-day management of Transamerica 60/40 Allocation VP. For each of the  other portfolios, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each portfolio’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the portfolios and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each portfolio. More information on the investment management services rendered by TAM is included in the SAI. TAM is paid investment management fees for its service as investment manager to each portfolio. These fees are calculated on the average daily net assets of each portfolio.
TAM has been a registered investment adviser since 1996. As of December 31, 2025, TAM has approximately $64.2 billion in total assets under management. TAM is also registered as a commodity pool operator under the Commodity Exchange Act with respect to Transamerica ProFund UltraBear VP, Transamerica American Funds Managed Risk VP and Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP. The remaining portfolios are operated by TAM pursuant to an exclusion from registration as a commodity pool operator under the Commodity Exchange Act.
TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation) and a publicly traded international insurance group.
Information contained in this prospectus may apply to portfolios of Transamerica Series Trust not offered in your policy or contract.
For each portfolio except Transamerica 60/40 Allocation VP, TAM currently acts as a manager of managers for the portfolios pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC-23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable portfolio’s shareholders, to:
(1)
employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;
(2)
materially change the terms of any sub-advisory agreement; and
(3)
continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.
Pursuant to the exemptive order, each portfolio has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.
Management Fees Paid for the Fiscal Year Ended December 31, 2025
For the fiscal year ended December 31, 2025, each portfolio paid the following management fee as a percentage of its average daily net assets:

Name of Fund	Management Fees (after waivers/expense reimbursements and recapture)
Transamerica 60/40 Allocation VP	0.12%
Transamerica Aegon Bond VP	0.49%
Transamerica Aegon Core Bond VP	0.42%
Transamerica Aegon High Yield Bond VP	0.55%
Transamerica Aegon Sustainable Equity Income VP	0.66%
Transamerica Aegon U.S. Government Securities VP	0.49%
Transamerica American Funds Managed Risk VP	0.53%
Transamerica BlackRock Government Money Market VP	0.24%
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	0.45%
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	0.45%
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	0.44%
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	0.45%
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	0.45%
Transamerica BlackRock iShares Edge 40 VP	0.24%
Transamerica BlackRock iShares Edge 50 VP	0.25%
Transamerica BlackRock iShares Edge 75 VP	0.25%
Transamerica BlackRock iShares Edge 100 VP	0.23%
Transamerica BlackRock iShares Tactical – Balanced VP	0.44%
Transamerica BlackRock iShares Tactical – Conservative VP	0.43%
Transamerica BlackRock iShares Tactical – Growth VP	0.45%
Transamerica BlackRock Real Estate Securities VP	0.77%
Transamerica BlackRock Tactical Allocation VP	0.13%
Transamerica Goldman Sachs 70/30 Allocation VP	0.00%
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	0.30%
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	0.32%
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	0.30%
Transamerica Great Lakes Advisors Large Cap Value VP	0.59%
Transamerica International Focus VP	0.75%
Transamerica Janus Balanced VP	0.69%
Transamerica Janus Mid-Cap Growth VP	0.77%
Transamerica JPMorgan Asset Allocation - Conservative VP	0.11%
Transamerica JPMorgan Asset Allocation - Moderate Growth VP	0.11%
Transamerica JPMorgan Asset Allocation - Moderate VP	0.11%
Transamerica JPMorgan Diversified Equity Allocation VP	0.11%
Transamerica JPMorgan Enhanced Index VP	0.58%
Transamerica JPMorgan International Moderate Growth VP	0.11%
Transamerica JPMorgan Tactical Allocation VP	0.72%
Transamerica Madison Diversified Income VP	0.73%
Transamerica Market Participation Strategy VP	0.68%
Transamerica Morgan Stanley Capital Growth VP	0.68%
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	0.16%
Transamerica Morgan Stanley Global Allocation VP	0.65%
Transamerica MSCI EAFE Index VP	0.00%
Transamerica Multi-Managed Balanced VP	0.59%
Transamerica PineBridge Inflation Opportunities VP	0.43%
Transamerica ProFund UltraBear VP	0.59%
Transamerica S&P 500 Index VP	0.08%
Transamerica Small/Mid Cap Value VP	0.75%
Transamerica T. Rowe Price Small Cap VP	0.78%

Name of Fund	Management Fees (after waivers/expense reimbursements and recapture)
Transamerica TSW International Equity VP	0.77%
Transamerica TSW Mid Cap Value Opportunities VP	0.70%
Transamerica WMC US Growth VP	0.61%
Recent Management Fee Changes
Portfolio Name	Management Fees
	Current	Prior
Transamerica JPMorgan Asset
Allocation – Conservative VP
Transamerica JPMorgan Asset
Allocation – Moderate Growth VP
Transamerica JPMorgan Asset
Allocation – Moderate VP
Transamerica JPMorgan Diversified
Equity Allocation VP
Transamerica JPMorgan
International Moderate Growth VP
(effective October 1, 2025)
	0.0975% of the first $5 billion 0.0925% over $5 billion up to $10 billion 0.0875% in excess of $10 billion	0.1075% of the first $5 billion 0.1025% over $5 billion up to $10 billion 0.0975% in excess of $10 billion
Trustees’ Approval of Investment Management Agreement
A discussion regarding the Board of Trustees’ renewal of each portfolio’s investment management agreement is available in that portfolio’s report for the fiscal period ended June 30, 2025 as filed on Form N-CSR.
Sub-Adviser(s)
Pursuant to an Investment Sub-advisory Agreement between TAM and each sub-adviser on behalf of the respective portfolio, each sub-adviser shall provide day-to-day investment advice and recommendations for the applicable portfolio.
Each sub-adviser receives compensation from TAM.
Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Aegon Sustainable Equity Income VP	Aegon Asset Management UK plc	3 Lochside Crescent Edinburgh EH12 9SA
Transamerica Aegon Bond VP	Aegon USA Investment Management, LLC	6300 C Street SW Cedar Rapids, IA 52499
Transamerica Aegon Core Bond VP
Transamerica Aegon High Yield Bond VP
Transamerica Aegon U.S. Government Securities VP
Transamerica Multi-Managed Balanced VP

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica BlackRock Government Money Market VP
Transamerica BlackRock iShares Active Asset Allocation –
Conservative VP
Transamerica BlackRock iShares Active Asset Allocation –
Moderate Growth VP
Transamerica BlackRock iShares Active Asset Allocation –
Moderate VP
Transamerica BlackRock iShares Dynamic Allocation –
Balanced VP
Transamerica BlackRock iShares Dynamic Allocation –
Moderate Growth VP
Transamerica BlackRock iShares Edge 40 VP
Transamerica BlackRock iShares Edge 50 VP
Transamerica BlackRock iShares Edge 75 VP
Transamerica BlackRock iShares Edge 100 VP
Transamerica BlackRock iShares Tactical – Balanced VP
Transamerica BlackRock iShares Tactical – Conservative VP
Transamerica BlackRock iShares Tactical – Growth VP
Transamerica BlackRock Real Estate Securities VP
Transamerica BlackRock Tactical Allocation VP
	BlackRock Investment Management, LLC	1 University Square Drive Princeton, NJ 08540-6455

Transamerica Goldman Sachs 70/30 Allocation VP	Goldman Sachs Asset Management, L.P.	200 West Street New York, NY 10282
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP
Transamerica Goldman Sachs Managed Risk – Growth ETF VP

Transamerica Great Lakes Advisors Large Cap Value VP	Great Lakes Advisors, LLC	Metro Center 1 Station Place, Suite 470 Stamford, CT 06902

Transamerica Janus Balanced VP	Janus Henderson Investors US LLC	151 Detroit Street Denver, CO 80206
Transamerica Janus Mid-Cap Growth VP

Transamerica JPMorgan Asset Allocation – Conservative VP	J.P. Morgan Investment Management Inc.	270 Park Avenue New York, NY 10017
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Transamerica JPMorgan Diversified Equity Allocation VP
Transamerica JPMorgan Enhanced Index VP
Transamerica JPMorgan International Moderate Growth VP
Transamerica JPMorgan Tactical Allocation VP
Transamerica Multi-Managed Balanced VP

Transamerica Madison Diversified Income VP	Madison Asset Management, LLC	550 Science Drive Madison, WI 53711

Transamerica American Funds Managed Risk VP Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	Milliman Financial Risk Management LLC	71 S. Wacker Drive 31st Floor Chicago, IL 60606

Transamerica Morgan Stanley Capital Growth VP Transamerica Morgan Stanley Global Allocation VP	Morgan Stanley Investment Management Inc.	1585 Broadway New York, NY 10036

Portfolio	Sub-Adviser	Sub-Adviser Address
Transamerica Market Participation Strategy VP	PGIM Quantitative Solutions LLC	2 Gateway Center, 6th Floor Newark, NJ 07102

Transamerica PineBridge Inflation Opportunities VP	PineBridge Investments LLC	Park Avenue Tower 65 East 55th Street New York, NY 10022

Transamerica ProFund UltraBear VP	ProFund Advisors LLC	7272 Wisconsin Avenue, 21st Floor Bethesda, MD 20814

Transamerica International Focus VP	Sands Capital Management, LLC	1000 Wilson Boulevard, Suite 3000 Arlington, VA 22209

Transamerica MSCI EAFE Index VP	SSGA Funds Management, Inc.	One Congress Street Boston, MA 02114
Transamerica S&P 500 Index VP

Transamerica Small/Mid Cap Value VP	Systematic Financial Management, L.P.	300 Frank W. Burr Blvd. Glenpointe East, 7th Floor Teaneck, NJ 07666

Transamerica T. Rowe Price Small Cap VP	T. Rowe Price Associates, Inc.	1307 Point Street Baltimore, MD 21231

Transamerica Small/Mid Cap Value VP	Thompson, Siegel & Walmsley LLC	6641 West Broad Street, Suite 600 Richmond, VA 23230
Transamerica TSW International Equity VP Transamerica TSW Mid Cap Value Opportunities VP

Transamerica WMC US Growth VP	Wellington Management Company LLP	280 Congress Street Boston, MA 02210
Further Information About Each Sub-Adviser
Aegon Asset Management UK plc (formerly, Kames Capital plc), a wholly-owned subsidiary of Aegon Ltd, has been a registered investment adviser since 2017. As of December 31, 2025, Aegon Asset Management UK plc had approximately $53.0 billion in total assets under management.
Aegon USA Investment Management, LLC, a wholly-owned and indirect subsidiary of Aegon Ltd, has been a registered investment adviser since December 2001. As of December 31, 2025, Aegon USA Investment Management, LLC had approximately $87.2 billion in total assets under management.
BlackRock Investment Management, LLC, a wholly owned and indirect subsidiary of BlackRock, Inc., has been a registered investment adviser since 1988. As of December 31, 2025, BlackRock, Inc. had approximately $14 trillion in total assets under management.
BlackRock International Limited and BlackRock (Singapore) Limited, each a registered investment adviser, serve as sub-sub-advisers to Transamerica BlackRock Real Estate Securities VP. BlackRock International Limited is located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. BlackRock (Singapore) Limited is located at 20 Anson Road, #18-01, Singapore, 079912. BlackRock International Limited and BlackRock (Singapore) Limited are both wholly-owned subsidiaries of BlackRock, Inc. and each serve as sub-sub-advisers pursuant to a Sub-Sub-Advisory Agreement with BlackRock Investment Management, LLC.
Goldman Sachs Asset Management, L.P., an affiliate of Goldman Sachs & Co. LLC, has been a registered investment adviser since 1990. As of December 31, 2025, Goldman Sachs Asset Management, L.P., including its investment advisory affiliates, had approximately $3.35 trillion in total assets under supervision.
Great Lakes Advisors, LLC is a wholly owned subsidiary of Wintrust Financial Corporation. Great Lakes Advisors, LLC has been registered as an investment adviser since 1981. As of December 31, 2025, Great Lakes Advisors, LLC had approximately $19.9 billion in total assets under management, including discretionary and non‐discretionary (model delivery) portfolios.

Janus Henderson Investors US LLC (formerly known as Janus Capital Management LLC), an indirect subsidiary of Janus Henderson Group plc, together with its predecessors, has served as an investment adviser since 1969. Janus Henderson Investors US LLC currently serves as investment adviser or sub-adviser to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. As of December 31, 2025, Janus Henderson Group plc had approximately $493.2 billion in total assets under management.
J.P. Morgan Investment Management Inc. is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. As of December 31, 2025, J.P. Morgan Investment Management Inc. and its affiliates had approximately $4.1 trillion in assets under management.
Madison Asset Management, LLC, a registered investment adviser, and its affiliates and subsidiaries are owned by Madison Investment Holdings, Inc. (collectively, “Madison”). Madison Investment Holdings, Inc. was founded in 1974 and currently operates primarily as a holding company. As of December 31, 2025, Madison had approximately $29 billion in total assets under management, including non-discretionary assets.
Milliman Financial Risk Management LLC, a wholly-owned subsidiary of Milliman, Inc., has been a registered investment adviser since 2011. As of December 31, 2025, Milliman Financial Risk Management, Inc. had approximately $241 billion in total assets under management.
Morgan Stanley Investment Management Inc., a subsidiary of Morgan Stanley, has been a registered investment adviser since 1981. As of December 31, 2025, Morgan Stanley Investment Management Inc. had approximately $1.89 trillion in total assets under management.
Morgan Stanley Investment Management Limited, a registered investment adviser affiliated with Morgan Stanley Investment Management Inc., serves as sub-sub-adviser to Transamerica Morgan Stanley Global Allocation VP pursuant to a Delegation Agreement with Morgan Stanley Investment Management Inc. Morgan Stanley Investment Management Limited is located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England.
PGIM Quantitative Solutions LLC has been a registered investment adviser since 2004. As of December 31, 2025, PGIM Quantitative Solutions LLC had approximately $110.95 billion in assets under management.
PineBridge Investments LLC is a wholly-owned indirect subsidiary of MetLife Inc. (“MetLife”), and is part of MetLife Investment Management, LLC, the institutional asset management business of MetLife. PineBridge Investments LLC has been a registered investment adviser since 2016. As of December 31, 2025, PineBridge Investments LLC, including its affiliates, had approximately $741.7 billion in total assets under management.
ProFund Advisors LLC has been a registered investment adviser since 1997. As of December 31, 2025, ProFund Advisors LLC had approximately $5.17 billion in total assets under management.
Sands Capital Management, LLC is an independent investment management firm registered with the SEC as investment adviser under the Investment Advisers Act of 1940 since 2005. As of December 31, 2025, Sands Capital Management, LLC had approximately $51.4 billion in discretionary and nondiscretionary assets under management in the firm’s public equity strategies.
SSGA Funds Management, Inc. has been a registered investment adviser since 2001. As of December 31, 2025, SSGA Funds Management, Inc. had approximately $1.34 trillion in total assets under management.
Systematic Financial Management, L.P. has been a registered investment adviser since 1982. Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds its equity interest in Systematic Financial Management, L.P. through its holding companies Titan NJ LP Holdings LLC and Titan NJ GP Holdings, Inc. Systematic Financial Management, L.P.’s Management Team retains autonomous control of the investment philosophy and process, as well as comprehensive management of the firm. As of December 31, 2025, Systematic Financial Management, L.P. had approximately $4.2 billion in total assets under management.
T. Rowe Price Associates, Inc., a wholly owned subsidiary of T. Rowe Price Group, Inc. has been a registered investment adviser since 1937. As of December 31, 2025, T. Rowe Price Associates, Inc. and its affiliates managed approximately $1.78 trillion in total assets under management.
Thompson, Siegel & Walmsley LLC is an indirect wholly owned subsidiary of Perpetual Limited. Thompson, Siegel & Walmsley LLC has been a registered investment adviser since 1970. As of December 31, 2025, Thompson, Siegel & Walmsley LLC had approximately $20.6 billion in total assets under management.
Wellington Management Company LLP and its predecessor entities have been registered as an investment adviser since 1960. As of December 31, 2025, Wellington Management Company LLP and its advisory affiliates had approximately $1.33 trillion in total assets under management.

Portfolio Manager(s)
Each portfolio is managed by the portfolio manager(s) listed below. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in each portfolio they manage.
Transamerica 60/40 Allocation VP
Name	Investment Manager	Positions Over Past Five Years
Kane Cotton, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the portfolio since 2018; Employed by Transamerica Asset Management, Inc. since 2014
E. Kele Evans, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the portfolio since 2026; Employed by Transamerica Asset Management, Inc. since 2019
Rufat Garalov, CFA	Transamerica Asset Management, Inc.	Portfolio Manager of the portfolio since 2021; Employed by Transamerica Asset Management, Inc. since 2014
Transamerica Aegon Bond VP
Name	Sub-Adviser	Positions Over Past Five Years
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Currently Head of Public Securitized
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Currently Head of US Multi-Sector and Investment Grade
Norbert King	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2025; Portfolio Manager with Aegon USA Investment Management, LLC since 2017; Currently Head of Investment Grade Credit
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015; Currently Head of Multi-Sector Portfolio Management
Transamerica Aegon Core Bond VP
Name	Sub-Adviser	Positions Over Past Five Years
Daniel Belton, CFA	Aegon USA Investment Management, LLC
Portfolio Manager of the portfolio since 2025;
Portfolio Manager with Aegon USA Investment
Management, LLC since 2023; Vice President of
investment grade credit strategy at BMO Capital
Markets from 2018 to 2023

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Currently Head of Public Securitized
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Currently Head of US Multi-Sector and Investment Grade
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2022; Portfolio Manager with Aegon USA Investment Management, LLC since 2015; Currently Head of Multi-Sector Portfolio Management

Transamerica Aegon High Yield Bond VP
Name	Sub-Adviser	Positions Over Past Five Years
Kevin Bakker, CFA	Aegon USA Investment Management, LLC
Portfolio Manager of the portfolio since 2009;
Employee with Aegon USA Investment
Management, LLC since 2003, initially as a
research analyst and became a portfolio manager in
2007; Head of U.S. High Yield

Andrew Maslan	Aegon USA Investment Management, LLC
Portfolio Manager of the portfolio since 2026;
Employee with Aegon USA Investment
Management, LLC since 2024, Currently a
portfolio manager and research team leader on the
Distressed Credit team; Director, M&G
Investments from 2020 to 2024; previously
employed at Aegon USA Investment Management,
LLC from 2015 to 2020

James K. Schaeffer, Jr.	Aegon USA Investment Management, LLC
Portfolio Manager of the portfolio since 2011;
Employee with Aegon USA Investment
Management, LLC since 2004 and held various
investment management roles; Currently Head of
US Leveraged Finance and Global CLOs

Transamerica Aegon Sustainable Equity Income VP
Name	Sub-Adviser	Positions Over Past Five Years
Mark Peden, CFA	Aegon Asset Management UK plc	Portfolio Manager of the portfolio since 2020; Lead Portfolio Manager of the Aegon Global Equity Income strategy since 2011; joined Aegon Asset Management UK plc in 1992
Robin Black	Aegon Asset Management UK plc
Portfolio Manager of the portfolio since 2020;
Portfolio Manager of the Aegon Global Equity
Income strategy since 2017; joined Aegon Asset
Management UK plc in 2016; prior to 2016,
Managing Director at Macquarie from 2010-2016

Transamerica Aegon U.S. Government Securities VP
Name	Sub-Adviser	Positions Over Past Five Years
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Currently Head of Public Securitized
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2021; Portfolio Manager with Aegon USA Investment Management, LLC since 2015; Currently Head of Multi-Sector Portfolio Management
Transamerica American Funds Managed Risk VP
Name	Sub-Adviser	Positions Over Past Five Years
Adam Schenck, CFA	Milliman Financial Risk Management LLC	Portfolio Manager of the portfolio since 2015; Joined Milliman Financial Risk Management LLC in 2005, Principal and Managing Director
Maria Schiopu, CFA	Milliman Financial Risk Management LLC
Portfolio Manager of the portfolio since 2018;
Joined Milliman Financial Risk Management in
2013; Director – ETF Research 2017-2019;
Director – Portfolio Manager 2019 to present;
2019-2021; Principal and Senior Director - Head
of Portfolio Management 2021 to present

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2021;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica BlackRock iShares Edge 40 VP
Name	Sub-Adviser	Positions Over Past Five Years
Suzanne Ly, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2025;
Managing Director in the Multi-Asset Portfolio
Management team responsible for Multi-Asset
Strategies & Solutions mandates; Portfolio
Manager with BlackRock Investment
Management, LLC since 2019

Peter Tsang	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2025; Director, Senior Portfolio Manager; Portfolio Manager with BlackRock Investment Management, LLC since 2006
Transamerica BlackRock iShares Edge 50 VP
Name	Sub-Adviser	Positions Over Past Five Years
Suzanne Ly, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2025;
Managing Director in the Multi-Asset Portfolio
Management team responsible for Multi-Asset
Strategies & Solutions mandates; Portfolio
Manager with BlackRock Investment
Management, LLC since 2019

Name	Sub-Adviser	Positions Over Past Five Years
Peter Tsang	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2025; Director, Senior Portfolio Manager; Portfolio Manager with BlackRock Investment Management, LLC since 2006
Transamerica BlackRock iShares Edge 75 VP
Name	Sub-Adviser	Positions Over Past Five Years
Suzanne Ly, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2025;
Managing Director in the Multi-Asset Portfolio
Management team responsible for Multi-Asset
Strategies & Solutions mandates; Portfolio
Manager with BlackRock Investment
Management, LLC since 2019

Peter Tsang	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2025; Director, Senior Portfolio Manager; Portfolio Manager with BlackRock Investment Management, LLC since 2006
Transamerica BlackRock iShares Edge 100 VP
Name	Sub-Adviser	Positions Over Past Five Years
Suzanne Ly, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2025;
Managing Director in the Multi-Asset Portfolio
Management team responsible for Multi-Asset
Strategies & Solutions mandates; Portfolio
Manager with BlackRock Investment
Management, LLC since 2019

Peter Tsang	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2025; Director, Senior Portfolio Manager; Portfolio Manager with BlackRock Investment Management, LLC since 2006
Transamerica BlackRock iShares Tactical – Balanced VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2024;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2024;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica BlackRock iShares Tactical – Conservative VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team

Name	Sub-Adviser	Positions Over Past Five Years
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2024;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2024;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica BlackRock iShares Tactical – Growth VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2024;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2024;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica BlackRock Real Estate Securities VP
Name	Sub-Adviser or Sub-Sub Adviser	Positions Over Past Five Years
Raj Rehan, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2023;
Managing Director; Portfolio Manager with
BlackRock Investment Management, LLC since
2013; Head of Real Estate Securities for the Global
Infrastructure and Real Estate Securities Group

Benjamin Tai, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2024;
Director; Portfolio Manager with BlackRock
Investment Management, LLC since 2018;
Portfolio Manager and Senior Analyst with the
Global Real Estate Securities Group

James Wilkinson	BlackRock International Limited	Portfolio Manager of the portfolio since 2018; Portfolio Manager with BlackRock International Limited since 2013; Global Head of the Global Infrastructure and Real Estate Securities Group
Transamerica BlackRock Tactical Allocation VP
Name	Sub-Adviser	Positions Over Past Five Years
Dan Felder, CFA	BlackRock Investment Management, LLC	Portfolio Manager of the portfolio since 2026; Portfolio Manager with BlackRock Investment Management, LLC since 2015; Director; Member of the BlackRock Global Tactical Asset Allocation (GTAA) Team

Name	Sub-Adviser	Positions Over Past Five Years
Michael Pensky, CFA	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2016;
Portfolio Manager with BlackRock Investment
Management, LLC since 2015; Vice President;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Philip Green	BlackRock Investment Management, LLC
Portfolio Manager of the portfolio since 2009;
Portfolio Manager with BlackRock Investment
Management, LLC since 1999; Managing Director;
Member of the BlackRock Portfolio Management
Group (PMG) Asset Allocation Team

Transamerica Goldman Sachs 70/30 Allocation VP
Name	Sub-Adviser	Positions Over Past Five Years
Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.
Portfolio Manager of the portfolio since 2022;
Managing Director and Co-Chief Investment
Officer of the Multi-Asset Solutions Group;
employed with Goldman Sachs Asset Management,
L.P. since 2021; prior to 2021, employed by
MacKay Shields since 2015

Siwen Wu	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2024; Managing Director of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP
Name	Sub-Adviser	Positions Over Past Five Years
Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.
Portfolio Manager of the portfolio since 2022;
Managing Director and Co-Chief Investment
Officer of the Multi-Asset Solutions Group;
employed with Goldman Sachs Asset Management,
L.P. since 2021; prior to 2021, employed by
MacKay Shields since 2015

Siwen Wu	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Managing Director of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP
Name	Sub-Adviser	Positions Over Past Five Years
Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.
Portfolio Manager of the portfolio since 2022;
Managing Director and Co-Chief Investment
Officer of the Multi-Asset Solutions Group;
employed with Goldman Sachs Asset Management,
L.P. since 2021; prior to 2021, employed by
MacKay Shields since 2015

Siwen Wu	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Managing Director of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014

Transamerica Goldman Sachs Managed Risk – Growth ETF VP
Name	Sub-Adviser	Positions Over Past Five Years
Alexandra Wilson-Elizondo	Goldman Sachs Asset Management, L.P.
Portfolio Manager of the portfolio since 2022;
Managing Director and Co-Chief Investment
Officer of the Multi-Asset Solutions Group;
employed with Goldman Sachs Asset Management,
L.P. since 2021; prior to 2021, employed by
MacKay Shields since 2015

Siwen Wu	Goldman Sachs Asset Management, L.P.	Portfolio Manager of the portfolio since 2022; Managing Director of the Multi-Asset Solutions Group; employed with Goldman Sachs Asset Management, L.P. since 2014
Transamerica Great Lakes Advisors Large Cap Value VP
Name	Sub-Adviser	Positions Over Past Five Years
Paul Roukis, CFA	Great Lakes Advisors, LLC
Portfolio Manager of the portfolio since 2020;
Managing Director and Co-Portfolio Manager with
Great Lakes Advisors, LLC since 2023; Managing
Director and Co-Portfolio Manager with
Rothschild & Co Asset Management US Inc. from
2005 to 2023

Jeff Agne	Great Lakes Advisors, LLC
Portfolio Manager of the portfolio since 2020;
Managing Director and Co-Portfolio Manager with
Great Lakes Advisors, LLC since 2023; Managing
Director and Co-Portfolio Manager with
Rothschild & Co Asset Management US Inc. from
2015 to 2023

Transamerica International Focus VP
Name	Sub-Adviser	Positions Over Past Five Years
Danielle J. Menichella, CFA	Sands Capital Management, LLC
Portfolio Manager of the portfolio since 2024;
Senior Research Analyst and Portfolio Manager on
the International Growth, Global Shariah, Global
Focus, Global Leaders, and International Leaders
strategies; Joined Sands Capital Management, LLC
in 2013

Michael F. Raab, CFA	Sands Capital Management, LLC
Portfolio Manager of the portfolio since 2024;
Executive Managing Director, Director of
Research, Senior Research Analyst and Portfolio
Manager on the Global Leaders and International
Leaders strategies; Joined Sands Capital
Management, LLC in 2007

Transamerica Janus Balanced VP
Name	Sub-Adviser	Positions Over Past Five Years
Jeremiah Buckley, CFA	Janus Henderson Investors US LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager of Janus Henderson Investors US LLC since 1998
Greg Wilensky, CFA	Janus Henderson Investors US LLC
Portfolio Manager of the portfolio since 2020;
Head of U.S. Fixed-Income and Portfolio Manager
at Janus Henderson Investors US LLC since 2020;
Prior to 2020, Senior Vice President, Director of
the U.S. multi-sector fixed-income team and
Portfolio Manager at AllianceBernstein (1996
-2020)

Michael Keough	Janus Henderson Investors US LLC	Portfolio Manager of the portfolio since 2019; Portfolio Manager and Analyst of Janus Henderson Investors US LLC since 2007

Transamerica Janus Mid-Cap Growth VP
Name	Sub-Adviser	Positions Over Past Five Years
Brian Demain, CFA	Janus Henderson Investors US LLC	Portfolio Manager of the portfolio since 2016; Portfolio Manager with Janus Henderson Investors US LLC since 2007
Cody Wheaton, CFA	Janus Henderson Investors US LLC	Portfolio Manager of the portfolio since 2016; Portfolio Manager and research analyst with Janus Henderson Investors US LLC since 2001
Transamerica JPMorgan Asset Allocation – Conservative VP
Name	Sub-Adviser	Positions Over Past Five Years
Matthew Cummings, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2023; joined J.P. Morgan Investment Management Inc. in 2008; Executive Director; portfolio manager on the Multi-Asset Solutions team
Michael Feser, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2016;
joined J.P. Morgan Investment Management Inc. in
1994; portfolio manager for Multi-Asset Solutions;
Member of JPMAM’s long-term capital markets
assumptions committee

Grace Koo	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; joined J.P. Morgan Investment Management Inc. in 2011; portfolio manager and quantitative research analyst on the Multi-Asset Solutions team
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Name	Sub-Adviser	Positions Over Past Five Years
Matthew Cummings, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2023; joined J.P. Morgan Investment Management Inc. in 2008; Executive Director; portfolio manager on the Multi-Asset Solutions team
Michael Feser, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2016;
joined J.P. Morgan Investment Management Inc. in
1994; portfolio manager for Multi-Asset Solutions;
Member of JPMAM’s long-term capital markets
assumptions committee

Grace Koo	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; joined J.P. Morgan Investment Management Inc. in 2011; portfolio manager and quantitative research analyst on the Multi-Asset Solutions team
Transamerica JPMorgan Asset Allocation – Moderate VP
Name	Sub-Adviser	Positions Over Past Five Years
Matthew Cummings, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2023; joined J.P. Morgan Investment Management Inc. in 2008; Executive Director; portfolio manager on the Multi-Asset Solutions team
Michael Feser, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2016;
joined J.P. Morgan Investment Management Inc. in
1994; portfolio manager for Multi-Asset Solutions;
Member of JPMAM’s long-term capital markets
assumptions committee

Grace Koo	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; joined J.P. Morgan Investment Management Inc. in 2011; portfolio manager and quantitative research analyst on the Multi-Asset Solutions team

Transamerica JPMorgan Diversified Equity Allocation VP
Name	Sub-Adviser	Positions Over Past Five Years
Matthew Cummings, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2023; joined J.P. Morgan Investment Management Inc. in 2008; Executive Director; portfolio manager on the Multi-Asset Solutions team
Michael Feser, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2016;
joined J.P. Morgan Investment Management Inc. in
1994; portfolio manager for Multi-Asset Solutions;
Member of JPMAM’s long-term capital markets
assumptions committee

Grace Koo	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; joined J.P. Morgan Investment Management Inc. in 2011; portfolio manager and quantitative research analyst on the Multi-Asset Solutions team
Transamerica JPMorgan Enhanced Index VP
Name	Sub-Adviser	Positions Over Past Five Years
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2013;
Employee of J.P. Morgan Investment Management
Inc. since 2003; Executive Director; Portfolio
Manager on the U.S. Structured Equity Team;
Specialties include Research Enhanced Index
(REI) strategies

Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 1997;
Employee of J.P. Morgan Investment Management
Inc. since 1991; Managing Director; Portfolio
Manager on the U.S. Structured Equity Team;
Specialties include Research Enhanced Index
(REI) strategies

Transamerica JPMorgan International Moderate Growth VP
Name	Sub-Adviser	Positions Over Past Five Years
Matthew Cummings, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2023; joined J.P. Morgan Investment Management Inc. in 2008; Executive Director; portfolio manager on the Multi-Asset Solutions team
Michael Feser, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2016;
joined J.P. Morgan Investment Management Inc. in
1994; portfolio manager for Multi-Asset Solutions;
Member of JPMAM’s long-term capital markets
assumptions committee

Grace Koo	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; joined J.P. Morgan Investment Management Inc. in 2011; portfolio manager and quantitative research analyst on the Multi-Asset Solutions team
Transamerica JPMorgan Tactical Allocation VP
Name	Sub-Adviser	Positions Over Past Five Years
Michael Feser, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2016;
joined J.P. Morgan Investment Management Inc. in
1994; portfolio manager for Multi-Asset Solutions;
Member of JPMAM’s long-term capital markets
assumptions committee

Morgan Moriarty, CFA	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2019; Employee of J.P. Morgan Investment Management Inc. since 2011; Executive Director; Member of Multi-Asset Solutions (MAS)

Name	Sub-Adviser	Positions Over Past Five Years
Gary Herbert, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2021;
Employee of J.P. Morgan Investment Management
Inc. since 2020; Managing Director; U.S. Head of
Global Asset Tactical Asset Allocation (GTAA) and
Diversified Portfolios for Multi-Asset Solutions;
Prior to 2020, Global Head of Credit and
Multisector strategies at Brandywine Global LLC
from 2010 to 2020

Transamerica Madison Diversified Income VP
Name	Sub-Adviser	Positions Over Past Five Years
John Brown, CFA	Madison Asset Management, LLC
Portfolio Manager of the portfolio since 2011;
Employed by Madison Asset Management, LLC
since 2009; Vice President and Portfolio Manager;
Prior to 2009, Managing Director and Portfolio
Manager at MEMBERS Capital Advisors, Inc.
since 1998

Drew Justman, CFA	Madison Asset Management, LLC	Portfolio Manager of the portfolio since 2013; Employed by Madison Asset Management, LLC since 2005; Vice President and Portfolio Manager
Chris Nisbet, CFA	Madison Asset Management, LLC
Portfolio Manager of the portfolio since 2013;
Employee of Madison Asset Management, LLC
and/or its affiliates since 1992; Vice President and
Portfolio Manager; Member of the Fixed-Income
Management Team

Allen Olson, CFA	Madison Asset Management, LLC	Portfolio Manager of the portfolio since 2021; Employee of Madison Asset Management, LLC and/or its affiliates since 2002; Member of the Fixed-Income Management Team
Mike Sanders, CFA	Madison Asset Management, LLC	Portfolio Manager of the portfolio since 2020; Employee of Madison Asset Management, LLC and/or its affiliates since 2013; Head of Fixed-Income Investments
Transamerica Market Participation Strategy VP
Name	Sub-Adviser	Positions Over Past Five Years
Joel Kallman, CFA	PGIM Quantitative Solutions LLC	Portfolio Manager of the portfolio since 2016; Vice President; Employed by PGIM Quantitative Solutions LLC since 1994
Edward J. Tostanoski III, CFA	PGIM Quantitative Solutions LLC	Portfolio Manager of the portfolio since 2025; Principal; Employed by PGIM Quantitative Solutions LLC since 2018
Devang Gambhirwala	PGIM Quantitative Solutions LLC	Portfolio Manager of the portfolio since 2012; Principal; Employed by PGIM Quantitative Solutions LLC since 1986
Transamerica Morgan Stanley Capital Growth VP
Name	Sub-Adviser	Positions Over Past Five Years
Dennis P. Lynch	Morgan Stanley Investment Management Inc.
Lead Portfolio Manager of the portfolio since
2011; associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 1998; Managing Director; Head of
Counterpoint Global

Name	Sub-Adviser	Positions Over Past Five Years
Sam G. Chainani, CFA	Morgan Stanley Investment Management Inc.
Portfolio Manager of the portfolio since 2011;
associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 1996; Managing Director; Investor
on Counterpoint Global

Jason C. Yeung, CFA	Morgan Stanley Investment Management Inc.
Portfolio Manager of the portfolio since 2011;
associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 2002; Managing Director; Investor
on Counterpoint Global

Armistead B. Nash	Morgan Stanley Investment Management Inc.
Portfolio Manager of the portfolio since 2011;
associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 2002; Managing Director; Investor
on Counterpoint Global

Alexander T. Norton	Morgan Stanley Investment Management Inc.
Portfolio Manager of the portfolio since 2011;
associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 2000; Executive Director; Investor
on Counterpoint Global

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP
Name	Sub-Adviser	Positions Over Past Five Years
Adam Schenck, CFA	Milliman Financial Risk Management LLC	Portfolio Manager of the portfolio since 2014; Joined Milliman Financial Risk Management LLC in 2005, Principal and Managing Director
Maria Schiopu, CFA	Milliman Financial Risk Management LLC
Portfolio Manager of the portfolio since 2018;
Joined Milliman Financial Risk Management in
2013; Director – ETF Research 2017-2019;
Director – Portfolio Manager 2019 to present;
2019-2021; Principal and Senior Director - Head
of Portfolio Management 2021 to present

Transamerica Morgan Stanley Global Allocation VP
Name	Sub-Adviser	Positions Over Past Five Years
Ryan Meredith, CFA	Morgan Stanley Investment Management Inc.	Portfolio Manager of the portfolio since 2025; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2007; Head of the Portfolio Solutions Group
Steven Turner, CFA	Morgan Stanley Investment Management Limited
Portfolio Manager of the portfolio since 2025;
associated with Morgan Stanley Investment
Management Limited in an investment
management capacity since 2013; Head of
Investment Selection for the Portfolio Solutions
Group

Mark A. Bavoso	Morgan Stanley Investment Management Inc.
Portfolio Manager of the portfolio since 2020;
associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 1986; Managing Director; Senior
Portfolio Manager for the Portfolio Solutions
Group

Jim Caron	Morgan Stanley Investment Management Inc.
Portfolio Manager of the portfolio since 2025;
associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 2012; Chief Investment Officer of
the Portfolio Solutions Group

Name	Sub-Adviser	Positions Over Past Five Years
Rui De Figueiredo	Morgan Stanley Investment Management Inc.
Portfolio Manager of the portfolio since 2025;
associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 2007; Head and Chief Investment
Officer of the Solutions & Multi-Asset Group;
Member of the Global Investment Committee and
of the Investment Management Operating
Committee, and a senior sponsor of Investment
Management’s Sustainability Council

Damon Wu	Morgan Stanley Investment Management Inc.
Portfolio Manager of the portfolio since 2025;
associated with Morgan Stanley Investment
Management Inc. in an investment management
capacity since 2008; Portfolio Manager for the
Portfolio Solutions Group

Transamerica MSCI EAFE Index VP
Name	Sub-Adviser	Positions Over Past Five Years
Emiliano Rabinovich, CFA	SSGA Funds Management, Inc.
Portfolio Manager of the portfolio since 2024;
joined State Street Investment Management in
2006; Managing Director of State Street
Investment Management and Co-Head of the
Systematic Equity Team in the Americas

Keith Richardson	SSGA Funds Management, Inc.
Portfolio Manager of the portfolio since 2017;
joined State Street Investment Management in
1999; Vice President of State Street Investment
Management and Senior Portfolio Manager in the
Systematic Equity Team

Karl Schneider	SSGA Funds Management, Inc.
Portfolio Manager of the portfolio since 2023;
joined State Street Investment Management in
1997; Managing Director of State Street
Investment Management and Co-Head of the
Systematic Equity Team in the Americas

Transamerica Multi-Managed Balanced VP
Name	Sub-Adviser	Positions Over Past Five Years
Daniel Belton, CFA	Aegon USA Investment Management, LLC
Portfolio Manager of the portfolio since 2025;
Portfolio Manager with Aegon USA Investment
Management, LLC since 2023; Vice President of
investment grade credit strategy at BMO Capital
Markets from 2018 to 2023

Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Currently Head of Public Securitized
Brian W. Westhoff, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2011; Currently Head of US Multi-Sector and Investment Grade
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2017; Portfolio Manager with Aegon USA Investment Management, LLC since 2015; Currently Head of Multi-Sector Portfolio Management
Tim Snyder, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2013;
Employee of J.P. Morgan Investment Management
Inc. since 2003; Executive Director; Portfolio
Manager on the U.S. Structured Equity Team;
Specialties include Research Enhanced Index
(REI) strategies

Name	Sub-Adviser	Positions Over Past Five Years
Raffaele Zingone, CFA	J.P. Morgan Investment Management Inc.
Portfolio Manager of the portfolio since 2011;
Employee of J.P. Morgan Investment Management
Inc. since 1991; Managing Director; Portfolio
Manager on the U.S. Structured Equity Team;
Specialties include Research Enhanced Index
(REI) strategies

Transamerica PineBridge Inflation Opportunities VP
Name	Sub-Adviser	Positions Over Past Five Years
Robert A. Vanden Assem, CFA	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2014; Employee of PineBridge Investments LLC since 2001; Managing Director and Head of Investment Grade Fixed-Income
Roberto Coronado	PineBridge Investments LLC	Co-Portfolio Manager of the portfolio since 2016; Employee of PineBridge Investments LLC since 2014; Managing Director and Senior Portfolio Manager of Global Rates and Investment Grade Fixed-Income
Gunter H. Seeger	PineBridge Investments LLC
Co-Portfolio Manager of the portfolio since 2018;
Employee of PineBridge Investments LLC since
2009; Senior Vice President, Senior Portfolio
Manager and Research Analyst, U.S. Rates and
Securitized Products

Transamerica ProFund UltraBear VP
Name	Sub-Adviser	Positions Over Past Five Years
Michael Neches	ProFund Advisors LLC
ProFund Advisors LLC - Senior Portfolio Manager
since October 2013; ProShare Advisors LLC -
Senior Portfolio Manager since November 2010
and Portfolio Manager from January 2010 through
October 2010; ProShare Capital Management LLC
- Senior Portfolio Manager from June 2012
through September, 2013

Devin Sullivan	ProFund Advisors LLC
ProShare Advisors LLC - Portfolio Manager since
September 2016; Associate Portfolio Manager
from December 2011 to August 2016; ProFund
Advisors LLC - Portfolio Manager since
September 2016; Associate Portfolio Manager
from December 2011 to August 2016

Transamerica S&P 500 Index VP
Name	Sub-Adviser	Positions Over Past Five Years
Keith Richardson	SSGA Funds Management, Inc.
Portfolio Manager of the portfolio since 2019;
joined State Street Investment Management in
1999; Vice President of State Street Investment
Management and Senior Portfolio Manager in the
Systematic Equity Team

Karl Schneider	SSGA Funds Management, Inc.
Portfolio Manager of the portfolio since 2017;
joined State Street Investment Management in
1997; Managing Director of State Street
Investment Management and Co-Head of the
Systematic Equity Team in the Americas

Transamerica Small/Mid Cap Value VP
Name	Sub-Adviser	Positions Over Past Five Years
Kenneth W. Burgess, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the portfolio since 2011; Portfolio Manager since 1996; Employed by Systematic Financial Management, L.P. since 1993
Rick Plummer, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the portfolio since 2025; Employed by Systematic Financial Management, L.P. since 2004
W. Ryan Wick, CFA	Systematic Financial Management, L.P.	Portfolio Manager of the portfolio since 2022; Assistant Portfolio Manager since 2014; Employed by Systematic Financial Management, L.P. since 2005
R. Michael Creager, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the portfolio since 2019, Research Analyst with Thompson, Siegel & Walmsley LLC since 2006
Brett P. Hawkins, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the portfolio since 2016; Chief Investment Officer; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 2001
Transamerica T. Rowe Price Small Cap VP
Name	Sub-Adviser	Positions Over Past Five Years
David Corris, CFA	T. Rowe Price Associates, Inc.	Portfolio Manager of the portfolio since 2024; employee of T. Rowe Price Associates, Inc. since 2021; Vice-President and Portfolio Manager
Prashant Jeyaganesh, CFA	T. Rowe Price Associates, Inc.	Portfolio Manager of the portfolio since 2024; employee of T. Rowe Price Associates, Inc. since 2006; Vice-President and Portfolio Manager
Transamerica TSW International Equity VP
Name	Sub-Adviser	Positions Over Past Five Years
Brandon H. Harrell, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the portfolio since 2013; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 1996
Stedman D. Oakey, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the portfolio since 2025; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 2011 and International Research Analyst since 2005
Transamerica TSW Mid Cap Value Opportunities VP
Name	Sub-Adviser	Positions Over Past Five Years
R. Michael Creager, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the portfolio since 2024; Research Analyst at Thompson, Siegel & Walmsley LLC since 2006
Brett P. Hawkins, CFA	Thompson, Siegel & Walmsley LLC	Portfolio Manager of the portfolio since 2024; Chief Investment Officer; Portfolio Manager at Thompson, Siegel & Walmsley LLC since 2001
Transamerica WMC US Growth VP
Name	Sub-Adviser	Positions Over Past Five Years
Douglas McLane, CFA	Wellington Management Company LLP
Lead Portfolio Manager of the portfolio since
2022; Portfolio Manager of the portfolio since
2017; Senior Managing Director and Equity
Portfolio Manager of Wellington Management
Company LLP; joined the firm in 2011

Name	Sub-Adviser	Positions Over Past Five Years
David Siegle, CFA	Wellington Management Company LLP	Portfolio Manager of the portfolio since 2017; Managing Director and Equity Portfolio Manager of Wellington Management Company LLP; joined the firm in 2001
Trustees’ Approval of Sub-Advisory Agreements
A discussion regarding the Board of Trustees’ renewal of each portfolio’s investment sub-advisory agreement is available in that portfolio’s report for the fiscal period ended June 30, 2025 as filed on Form N-CSR.
Disclosure of Portfolio Holdings
A detailed description of each portfolio’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.
Fund Expenses
During times of market volatility or decline, assets of your portfolio may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in your portfolio’s Annual Fund Operating Expenses table under “Fees and Expenses” in this prospectus. In addition, the total annual fund operating expenses shown in your portfolio’s Annual Fund Operating Expenses table may not correlate to the ratios of expenses to average net assets shown in the Financial Highlights section of the prospectus, which reflect the operating expenses of your portfolio and do not include certain expenses such as acquired (i.e., underlying) funds’ fees and expenses.
The “Other expenses” items in the Annual Fund Operating Expenses table for your portfolio include fees for custodial and legal services. “Other expenses” may include additional expenses such as interest expense (including borrowing costs and overdraft charges) as well as various other expenses applicable to each share class of your portfolio.
Features and Policies
Share Classes
Transamerica Series Trust (“TST”) has two classes of shares, an Initial Class and a Service Class. Initial Class shares and Service Class shares have different expense structures. Initial Class shares can have up to a maximum Rule 12b-1 fee equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the portfolio), but the portfolios have not been charged and do not intend to pay any distribution fees for Initial Class shares through May 1, 2027. The portfolios reserve the right to pay such fees after that date.
Service Class shares have a maximum Rule 12b-1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the portfolio). Because these fees are paid out of the portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Opening an Account
Federal regulations may require a portfolio to obtain, verify and record certain information from you and persons authorized to act on your behalf in order to establish an account. Required information includes name, date of birth (for an individual), permanent residential address or principal place of business and Social Security Number or Employer Identification Number. The portfolio may also ask to see other identifying documents. If you do not provide the information, the portfolio may not be able to open your account. Identifying information must be provided for each trader on an account. The portfolio may also place limits on account transactions while it is in the process of verifying your identity. If the portfolio is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the portfolio believes it has identified potentially criminal activity, the portfolio reserves the right to take action it deems appropriate or as required by law, which may include redeeming your shares and closing your account.
Purchase and Redemption of Shares
Shares of the portfolios are intended to be sold to the Asset Allocation Funds offered through their respective prospectuses and to separate accounts of insurance companies, including certain separate accounts of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Transamerica Series Trust currently does not foresee any disadvantages to investors if a portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a portfolio serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a portfolio might be required to redeem the investment of one or more of its separate accounts from the portfolio, which might force the portfolio to sell securities at disadvantageous prices.
Shares are purchased and redeemed at their net asset value per share (“NAV”) without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)
Payment for shares redeemed is normally made within two business days after receipt of a notice of redemption in good order, except that payments of redemptions may be postponed beyond seven days under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.
Under normal circumstances, the portfolios expect to meet redemption requests by using cash or cash equivalents and/or selling a portfolio’s securities to generate cash. The portfolios also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.
Shares will normally be redeemed for cash, although each portfolio retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the portfolio pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The portfolios may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available. Please see the SAI for more details.
Market Timing/Excessive Trading
Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into portfolios when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a portfolio may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of portfolio shares may disrupt portfolio management, hurt portfolio performance and drive portfolio expenses higher. For example, a portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.
The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in portfolio shares. If you intend to engage in such practices, we request that you do not purchase shares of any of the portfolios. Each portfolio reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the portfolio reasonably believes to be in connection with market timing or excessive trading.
The portfolios rely on the insurance companies that offer shares of the portfolios as investment options for variable contracts to monitor market timing and disruptive trading by their customers. The portfolios seek periodic certifications from the insurance companies that they have policies and procedures in place designed to monitor and prevent market timing and disruptive trading activity by their customers, and that they will use their best efforts to prevent market timing and disruptive trading activity that appears to be in contravention of the portfolios’ policies on market timing or disruptive trading as disclosed in this prospectus. The portfolios also may instruct from time to time the insurance companies to scrutinize purchases, including purchases in connection with exchange transactions, that exceed a certain size. Each portfolio reserves the right, in its sole discretion and without prior notice, to reject, delay, restrict or refuse, in whole or in part, any request to purchase shares, including purchases in connection with an exchange transaction and orders that have been accepted by an intermediary, which it reasonably determines to be in connection with market timing or disruptive trading by a contract or policy owner (a “contract owner”) or by accounts of contract owners under common control (for example, related contract owners, or a financial adviser with discretionary trading authority over multiple accounts). The portfolios apply these policies and procedures to all investors on a uniform basis and do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading.
While the portfolios discourage market timing and excessive short-term trading, the portfolios cannot always recognize or detect such trading. The portfolios’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short-term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the portfolios and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity. Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent, short-term trading.
Reallocations in underlying portfolios by an Asset Allocation Fund in furtherance of a portfolio’s objective are not considered to be market timing or excessive trading. Transamerica Funds’ excessive trading policies do not apply to Transamerica BlackRock Government Money Market VP.
Additional Information
This prospectus and the SAI provide information concerning the portfolios that you should consider in determining whether to purchase shares of a portfolio. A portfolio may make changes to this information from time to time. A portfolio's investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this prospectus or in the SAI.
A portfolio that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities suggested by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.
Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights of any shareholder, other than rights conferred by federal or state securities laws.
The portfolios may enter into contractual arrangements with various parties, including the portfolios' investment manager, who provides services to the portfolios. Shareholders are not parties to, or intended (or “third party”) beneficiaries of those contractual arrangements.
To the extent authorized by law, the portfolios reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for customers, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us. Individual states may have their own requirements. For more information regarding escheatment and unclaimed property in your state, ask your salesperson or visit your financial intermediary’s website.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the portfolios until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the transaction amount (in dollars, shares or percentage terms); the names, portfolio and account number(s) and allocations to and/or from the portfolio accounts affected by the requested transaction; the signatures of all owners (exactly as registered on the account) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents and signature guarantees. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect any purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time. “Received” or receipt in good order generally means that everything necessary must be received by the portfolios, at our mailing address specified in this prospectus. We reserve the right to reject electronic transactions that do not meet our requirements.

Pricing of Shares
How Share Price Is Determined
The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption request by the portfolios’ distributor (or other agent).
When Share Price Is Determined
The NAV of each portfolio (or class thereof) is determined on each day the NYSE is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each portfolio will calculate a NAV for each class of shares as of the scheduled closing time. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a portfolio does not price its shares (therefore, the value of a portfolio’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolios). These securities will be valued pursuant to the portfolios’ Pricing and Valuation procedures for such securities.
Purchase orders received in good order and accepted, and redemption orders received in good order, as of the scheduled close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.
Purchase orders for shares of the Asset Allocation Funds that are received in good order and accepted, as of the scheduled close of regular trading on the NYSE, receive the NAV determined as of the close of the NYSE that day. Purchase orders for shares of the underlying constituent portfolios will be placed as determined by the portfolio’s sub-adviser (and such asset allocation portfolio will receive the price for shares of the underlying portfolios on the day the order is placed).
How NAV Is Calculated
The NAV of each portfolio (or class thereof) is calculated by taking the value of its net assets (which may include realized and unrealized capital gain and income) and dividing by the number of shares of the portfolio (or class) that are then outstanding.
The value of a portfolio’s securities and other assets for purposes of determining the portfolio’s NAV is determined pursuant to valuation procedures of the portfolios and TAM. TAM has been designated as the portfolios’ valuation designee with responsibility for fair valuation subject to oversight by the portfolios’ Board. TAM has formed a valuation committee to assist with its designated responsibilities as valuation designee (the “Valuation Committee”).
For portfolios other than Transamerica BlackRock Government Money Market VP: In general, securities and other investments are valued based on prices at the close of regular trading on the NYSE.
Equity securities, swaps, and options listed or traded on securities exchanges (except for the securities traded on NASDAQ/NMS), including ETFs, dollar-denominated foreign securities and ADRs, are normally valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price will generally be the NASDAQ Official Closing Price (“NOCP”).
The market price for debt obligations (except short-term obligations that will mature in 60 days or less) and for swaps that are not traded on a securities exchange is generally the price supplied by an independent third-party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies to identify the market value of the security or instrument.
Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.
Foreign securities are generally priced as described above for the particular type of security (i.e., equity securities or debt securities). The prices for foreign securities are converted from the local currency into U.S. dollars using current exchange rates.
Market quotations for securities prices may be obtained from automated pricing services.
Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company.
ETF shares are normally valued at the most recent sale price or official closing price on the exchange on which they are traded.
When an authorized pricing service does not provide a price or the price provided is believed by the Valuation Committee to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers. When such a price or quotation for a security is not readily available, or is believed by the Valuation Committee to be unreliable, then the Valuation Committee will fair value such portfolio investment, in good faith, in accordance with fair valuation procedures.

The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.
Valuing securities in accordance with fair valuation procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The Valuation Committee makes fair value determinations in good faith in accordance with the valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV.
The prices that a portfolio uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.
For Transamerica BlackRock Government Money Market VP: The portfolio generally values its securities using the amortized cost method. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Distribution of Shares
Distributor
Transamerica Capital, LLC (“TCL”), located at 1801 California Street, Suite 5200, Denver, CO 80202, underwrites and distributes all classes of portfolio shares and bears the expenses of offering these shares to the public. TCL is an affiliate of the investment manager and the portfolios.
Distribution Plan
Each portfolio has adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 (the “Plan”) for each class of shares.
The Plan permits the use of portfolio assets to pay distribution and service fees for the sale and distribution of its shares. These fees are used to pay TCL, broker-dealers, financial intermediaries and other professionals who sell portfolio shares and provide ongoing services to shareholders and to pay other marketing and advertising expenses.
Under the Plan, each portfolio pays the following distribution and service fees (as a percentage of the portfolio’s average daily net assets):
•
Initial Class - Up to 0.15%
•
Service Class - Up to 0.25%
As of the date of this prospectus, the portfolios have not been charged and have not paid any 12b-1 fees with respect to Initial Class shares, and will not be charged or pay any 12b-1 fees on Initial Class shares through May 1, 2027. You will receive written notice prior to the charging and payment of any fees under the Plan relating to Initial Class shares. Each portfolio may, however, be charged and pay fees relating to Service Class shares.
Because these fees are paid out of each portfolio’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Distribution and Service Arrangements
The insurance companies that selected the portfolios as investment options for the variable annuity contracts and variable life insurance policies that they issue and distribute, Transamerica Financial Life Insurance Company and Transamerica Life Insurance Company (together, the “Transamerica Insurance Companies”), are affiliated with TAM.
TCL, TAM and their affiliates may enter into arrangements with affiliated entities, including the Transamerica Insurance Companies, that provide administrative, recordkeeping and other services with respect to one or more of the portfolios. Payment for these services is made by TCL, TAM and their affiliates out of profits and other available sources and may take the form of internal credit, recognition or cash payments. TCL, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

If a portfolio is sub-advised by an affiliate of Transamerica Insurance Companies and TAM, the Transamerica group of companies may retain more revenue than on those portfolios sub-advised by non-affiliated entities. TAM is a majority-owned subsidiary of Transamerica Life Insurance Company and is affiliated with other Transamerica Insurance Companies, and TAM’s business profits (from managing the portfolios) may directly benefit Transamerica Life Insurance Company and the other Transamerica Insurance Companies. Also, management personnel of the Transamerica Insurance Companies could receive additional compensation if the amount of investments in the portfolios meets certain levels, or increases over time. These affiliations, methods and arrangements may provide incentives for the Transamerica Insurance Companies to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.
TAM, the Transamerica Insurance Companies, TCL, and/or portfolio sub-advisers, directly or through TCL, out of their profits and other available sources, typically provide cash payments or non-cash compensation to the Transamerica Insurance Companies, brokers and other financial intermediaries as a means to promote the distribution and wholesaling of variable contracts (and thus, indirectly, the portfolios’ shares). Such payments and compensation are in addition to the Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any portfolio-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the variable contracts, that invest in the portfolios at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the portfolios.
Such additional cash payments may be made to the Transamerica Insurance Companies, brokers and other financial intermediaries that provide services to the portfolios and/or contract holders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. These cash payments may take a variety of forms. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated flat fee dollar amount. These payments are made on a periodic basis, such as monthly or quarterly. To the extent permitted by applicable law, TCL and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCL, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically.
From time to time, TCL, its affiliates, the Transamerica Insurance Companies and/or TAM and/or portfolio sub-advisers may, to the extent permitted by applicable law, pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. They may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law.
Certain portfolios are funds of funds that invest in affiliated underlying funds, unaffiliated underlying funds, or a combination of both. TAM will receive more revenue when it selects an affiliated fund rather than an unaffiliated fund for the inclusion in a fund of funds. This conflict may result in affiliated funds that have performed or are expected to perform worse than unaffiliated funds being included in the fund of funds. The inclusion of affiliated funds will also permit TAM to make increased revenue sharing payments, including to TCL, Transamerica Insurance Companies and/or their affiliates. The affiliates of certain unaffiliated underlying funds, including those advised by the sub-adviser to the investing funds, may make revenue sharing payments to TCL and its affiliates for the provision of services to investors and distribution activities.
Investors should consult the prospectus of the separate accounts that issue the variable contracts that they have purchased to learn about specific incentives and financial interests that their insurance agent, broker or other financial intermediaries may receive when they sell variable contracts to you and to learn about revenue sharing arrangements relevant to the insurance company sponsor of the separate account.
Investors may also obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their insurance agents, brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. An investor should ask his/her insurance agent, broker or financial intermediary how he/she will be compensated for investments made in the portfolios. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, the Transamerica Insurance Companies, TCL and their affiliates and portfolio sub-advisers to the extent the payments result in more assets being invested in the portfolios on which fees are being charged.

Revenue sharing arrangements may encourage insurers and other financial intermediaries to render services to variable contract owners and qualified plan participants, and may also provide incentives for the insurers and other financial intermediaries to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.
Distributions and Taxes
Dividends and Distributions
Each portfolio intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each portfolio generally pays any distributions of net capital gains annually. Each portfolio generally pays any dividends from net investment income annually, except that dividends of Transamerica BlackRock Government Money Market VP are declared daily and distributed monthly.
Taxes on Distributions in General
Shares of each portfolio are offered only to the separate accounts of Transamerica Life Insurance Company and its affiliates, and to the Asset Allocation Funds offered in this prospectus. Separate accounts are insurance company separate accounts that fund variable insurance policies and annuity contracts. Certain separate accounts are required to meet diversification requirements under Section 817(h) of the Internal Revenue Code and the regulations thereunder in order for insurance policies and annuity contracts funded by those separate accounts to qualify for their expected tax treatment. If a portfolio qualifies as a regulated investment company and is owned only by separate accounts and certain other qualified investors (including the Asset Allocation Funds offered in this prospectus if they are owned only by separate accounts and certain other qualified investors), the separate accounts invested in that portfolio will be allowed to look through to the portfolio’s investments in order to satisfy the separate account diversification requirements. Each portfolio intends to comply with those diversification requirements. If a portfolio fails to meet the diversification requirements under Section 817(h) of the Internal Revenue Code, fails to qualify as a regulated investment company or fails to limit sales of portfolio shares to the permitted investors described above, then income earned with respect to the insurance policies and annuity contracts invested in that portfolio could become currently taxable to the owners of the policies and contracts, and income for prior periods with respect to the policies and contracts could also be taxable in the year in which that failure occurs.
Other Tax Information
This tax discussion is for general information only. More information is provided in the SAI of the relevant portfolio. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investment in the relevant portfolio. For a discussion of the taxation of separate accounts and variable annuity and life insurance contracts, see “Federal Income Tax Considerations” included in the respective prospectuses for the policies and contracts.

List and Description of Underlying Portfolios

This section lists and describes the underlying portfolios in which some or all of the asset allocation portfolios may invest. This section summarizes the principal investment strategies and risks for the underlying portfolios not described elsewhere in this prospectus. Further information about underlying portfolios of Transamerica Series Trust can be found in this prospectus and further information about certain underlying funds of Transamerica Funds is contained in those underlying funds’ prospectuses, available at https://www.transamerica.com/financial-pro/investments/prospectus.
Transamerica Series Trust Underlying Portfolios:
Fund Name	Transamerica 60/40 Allocation VP	Transamerica Goldman Sachs 70/30 Allocation VP	Transamerica BlackRock Tactical Allocation VP	Transamerica JPMorgan Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate VP	Transamerica JPMorgan Diversified Equity Allocation VP	Transamerica JPMorgan International Moderate Growth VP	Transamerica JPMorgan Tactical Allocation VP
Transamerica Aegon Bond VP		X	X	X	X	X	X	X	X
Transamerica Aegon Core Bond VP		X	X	X	X	X	X	X	X
Transamerica Aegon High Yield Bond VP		X	X	X	X	X	X	X	X
Transamerica Aegon Sustainable Equity Income VP		X	X	X	X	X	X	X	X
Transamerica Aegon U.S. Government Securities VP		X	X	X	X	X	X	X	X
Transamerica BlackRock Government Money Market VP	X	X	X	X	X	X	X	X	X
Transamerica BlackRock Real Estate Securities VP		X	X	X	X	X	X	X	X
Transamerica International Focus VP		X	X	X	X	X	X	X	X
Transamerica Janus Balanced VP			X	X	X	X	X	X	X
Transamerica Janus Mid-Cap Growth VP		X	X	X	X	X	X	X	X
Transamerica JPMorgan Enhanced Index VP		X	X	X	X	X	X	X	X
Transamerica Madison Diversified Income VP			X	X	X	X	X	X	X
Transamerica Market Participation Strategy VP			X	X	X	X	X	X	X
Transamerica Morgan Stanley Capital Growth VP			X	X	X	X	X	X	X
Transamerica Morgan Stanley Global Allocation VP			X	X	X	X	X	X	X
Transamerica MSCI EAFE Index VP	X
Transamerica Multi-Managed Balanced VP			X	X	X	X	X	X	X
Transamerica PineBridge Inflation Opportunities VP		X	X	X	X	X	X	X	X
Transamerica S&P 500 Index VP	X
Transamerica Small/Mid Cap Value VP		X	X	X	X	X	X	X	X
Transamerica T. Rowe Price Small Cap VP		X	X	X	X	X	X	X	X
Transamerica TSW International Equity VP		X	X	X	X	X	X	X	X
Transamerica TSW Mid Cap Value Opportunities VP		X	X	X	X	X	X	X	X
Transamerica WMC US Growth VP		X	X	X	X	X	X	X	X

Transamerica Funds Underlying Funds:
Fund Name	Transamerica 60/40 Allocation VP	Transamerica Goldman Sachs 70/30 Allocation VP	Transamerica BlackRock Tactical Allocation VP	Transamerica JPMorgan Asset Allocation – Conservative VP	Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Transamerica JPMorgan Asset Allocation – Moderate VP	Transamerica JPMorgan Asset Diversified Equity Allocation VP	Transamerica JPMorgan International Moderate Growth VP
Transamerica Bond*		X	X
Transamerica Bond Active ETF			X	X	X	X	X	X
Transamerica Core Bond*	X	X		X	X	X		X
Transamerica Emerging Markets Debt		X	X	X	X	X	X	X
Transamerica Emerging Markets Equity		X	X	X	X	X	X	X
Transamerica Energy Infrastructure		X	X	X	X	X	X	X
Transamerica Floating Rate		X	X	X	X	X	X	X
Transamerica High Yield Bond*		X		X	X	X		X
Transamerica High Yield Muni			X	X	X	X	X	X
Transamerica Intermediate Muni			X	X	X	X	X	X
Transamerica International Equity*		X		X	X	X	X	X
Transamerica International Focus*				X	X	X	X	X
Transamerica International Small Cap Value		X	X	X	X	X	X	X
Transamerica International Stock		X	X	X	X	X	X	X
Transamerica Large Cap Value*		X	X	X	X	X	X	X
Transamerica Large Value Active ETF			X	X	X	X	X	X
Transamerica Long Credit		X	X	X	X	X	X	X
Transamerica Mid Cap Growth		X	X	X	X	X	X	X
Transamerica Mid Cap Value Opportunities*				X	X	X	X
Transamerica Multi-Asset Income			X	X	X	X	X	X
Transamerica Short-Term Bond	X	X	X	X	X	X	X	X
Transamerica Small Cap Growth		X	X	X	X	X	X	X
Transamerica Small Cap Value		X	X	X	X	X	X	X
Transamerica Strategic Income		X	X	X	X	X	X	X
* Each eligible asset allocation portfolio is permitted to remain invested in the Transamerica Fund underlying fund, but cannot make additional investments in the Transamerica Fund underlying fund provided there continues to be a comparable Transamerica Series Trust underlying portfolio available.

Transamerica Bond
Principal Investment Strategies: The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities, which may include dollar rolls, U.S. government and foreign government bonds and notes (including emerging markets), mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), convertible bonds and other convertible securities, bank loans and loan participations, structured notes, and preferred securities.
Under normal circumstances, at least 70% of the fund’s net assets will be invested in (a) debt securities rated investment grade or higher (rated at least BBB by Standard & Poor’s or Fitch or Baa by Moody’s) by at least two rating agencies or, if unrated, are determined to be of comparable quality by the sub-adviser; (b) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, or A-1 or A-2 by Standard & Poor’s; and/or (d) cash or cash equivalents. Up to 30% of the fund’s net assets may be invested in debt securities that do not meet the investment grade criteria referred to above (commonly known as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fund’s sub-adviser). The fund may invest in securities of any maturity and does not have a target average duration.
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environments and global asset classes and proprietary “bottom-up” research of sectors, industries, issuers and individual securities. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement and relative value of markets and securities prices worldwide. In its proprietary “bottom-up” research of corporate and sovereign debt and other fixed-income securities, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, commercial mortgage-backed securities, certain asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), structured notes, certain preferred securities, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in dollar rolls, U.S. government bonds and notes, U.S. agency securities, convertible bonds, other convertible securities, certain bank loans and loan participations, asset-backed commercial paper, cash, certain cash equivalent securities, equity securities, common stocks, rights, warrants, derivatives, repurchase agreements and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The fund may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations.
Transamerica Bond Active ETF
Principal Investment Strategies:
The Fund is an actively-managed exchange-traded fund (ETF”) that seeks total return consisting of current income and capital appreciation. Aegon USA Investment Management, LLC (“Aegon”), an investment sub-adviser to the Fund, invests, under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in a portfolio of bonds and/or derivative instruments having economic characteristics similar to bonds. For purposes of this 80% policy, bonds includes dollar rolls, U.S. government and foreign government bonds and notes (including emerging markets), agency and non-agency mortgage-backed, commercial mortgage-backed, and asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), convertible bonds and other convertible securities, bank loans and loan participations, structured notes, and preferred securities.
The Fund normally invests primarily in: (a) debt securities rated investment grade or higher (rated at least BBB by Standard & Poor’s or Fitch or Baa by Moody’s) by at least two rating agencies or, if unrated, that are determined to be of comparable quality by Aegon; (b) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; (c) commercial paper rated Prime, Prime-1 or Prime-2 by NCO/Moody’s Commercial Paper Division, or A-1 or A-2 by Standard & Poor’s; and/or (d) cash or cash equivalents.
Up to 20% of the Fund’s net assets may be invested in debt securities that do not meet the investment grade criteria referred to above (commonly known as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by Aegon). The Fund may invest in securities of any maturity and does not have a target average duration. Duration is a measure of a bond’s price sensitivity to changes in interest rates, with a higher duration indicating a greater potential price drop when interest rates rise (or price increase when interest rates decline). For example, if a bond has a duration of 5 years, and interest rates increase by 1%, the bond’s price would be expected to decline by approximately 5%. Conversely, if a bond has a duration of 5 years and interest rates fall by 1%, the bond’s price would be expected to increase by approximately 5%.
Aegon uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environments and global asset classes and proprietary “bottom-up” research of sectors, industries, issuers and individual securities. In Aegon’s “top-down” approach, Aegon analyzes various fundamental, technical, sentiment and valuation factors that affect the movement and relative value of markets and securities prices worldwide. In its proprietary “bottom-up” research of corporate and sovereign debt and other fixed-income securities, Aegon considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. Aegon uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the Fund.
Independent, bottom-up research of issuers, securities and sectors is the foundation of the investment process and is performed by dedicated credit, emerging markets debt and securitized research teams within the firm. Top-down, macroeconomic views guide broader investment themes, influencing allocations to sectors, ratings categories, duration buckets and the overall risk profile of the Fund.
Aegon research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, commercial mortgage-backed securities, certain asset-backed securities (including collateralized mortgage obligations), corporate bonds of issuers in the U.S. and foreign countries (including emerging markets), structured notes, certain preferred securities, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. Aegon’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in dollar rolls, U.S. government bonds and notes, U.S. agency securities, convertible bonds, other convertible securities, certain bank loans and loan participations, asset-backed commercial paper, cash, certain cash equivalent securities, equity securities, common stocks, rights, warrants, derivatives, repurchase agreements and money market instruments. Consideration of ESG matters is subjective and not determinative in Aegon’s investment process. Aegon may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. Aegon’s research analysts do not take ESG factors into consideration with respect to every investment in the Fund.
The Fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the Fund (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The Fund may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The Fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The Fund may engage in active trading of its portfolio investments.
Aegon considers emerging market countries as countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations.
Transamerica Core Bond
Principal Investment Strategies: The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. Investment grade debt securities carry a rating of at least BBB from Standard & Poor's or Fitch or Baa from Moody's or are of comparable quality as determined by the sub-adviser. The fund's weighted average duration will typically range from 3 to 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations, dollar rolls and repurchase agreements. The fund’s investments may include debt securities of foreign issuers, including emerging market debt securities. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies.
The fund may invest up to 10% of its net assets in emerging market debt securities and up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”), but may invest no more than 15% of its net assets in emerging market debt securities and high-yield debt securities combined. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fund’s sub-adviser).
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate, government and agency debt, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine sector, security, yield curve, and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for investment grade corporate debt securities, foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, asset-backed commercial paper, dollar rolls, repurchase agreements, derivatives, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures, forward currency contracts and swaps, including, but not limited to, interest rate, total return and credit default swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The fund may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Transamerica Emerging Markets Debt
Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, MetLife Investment Management, LLC (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities of issuers located in emerging market countries. Emerging market countries are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations. Emerging market countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. The fund normally invests primarily in fixed-income securities of government and government-related issuers and corporate issuers in emerging market countries, including frontier markets.
The sub-adviser seeks to identify companies in emerging market countries that the sub-adviser believes are undervalued and have attractive or improving fundamentals. The sub-adviser analyzes the global economic environment and its impact on emerging markets.

The fund normally invests its assets in local currency and hard currency (such as U.S. dollars and Euros) denominated emerging markets sovereign and corporate debt issues. The fund’s U.S. dollar and euro denominated sovereign exposure is expected to range between 30% and 100% and corporate exposure between 30% and 70%, and the fund’s local currency sovereign and corporate exposures is expected to range between 5% and 40%. The fund’s developed markets exposure will normally range between 0% and 10%. Generally, less than 10% of the fund’s assets will be invested in repurchase agreements, cash and cash equivalents.
As part of its investment analysis, the sub-adviser also uses sustainability and/or environmental, social and governance (“ESG”) factors to evaluate risk when determining a credit's price. The ESG process is generally taken into account for fixed income securities within the fund, including sovereign, quasi-sovereign, and corporate issuers. The sub-adviser seeks to identify material sustainability or ESG risks and opportunities by considering factors such as social impact, direct environmental impact currently, and planned impact going forward and both management and sovereign governance that have the potential to influence asset prices going forward, which can contribute to its investment decision-making. This analysis of ESG factors is subjective and not determinative in the sub-adviser's security selection process. The sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.
The fund’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard. The fund may invest in debt securities that are rated below investment grade (commonly known as “junk bonds”), including defaulted securities. The sub-adviser does not expect defaulted securities to represent more than 5% of the fund’s portfolio at any one time. The sub-adviser may, but is not required to use certain derivative instruments, including the use of deliverable and non-deliverable currency forwards and/or swaps as well as interest rate futures. These instruments may be used to hedge currency risk during times of heightened market volatility, to differentiate interest rate and currency risk, to differentiate interest rate and spread risk, and to express foreign exchange views on undervalued currencies. The sub-adviser generally considers selling a security when the sub-adviser determines that the holding no longer satisfies the fund’s investment criteria.
The fund may invest in capital securities, which are hybrid securities that combine the characteristics of bonds and preferred stocks. The fund may invest in such securities in order to take advantage of the mispricing of subordinated risk within the marketplace. The sub-adviser does not expect that capital securities will represent more than 5% of the fund’s assets at any one time.
The fund may also invest up to 25% of its assets in cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.
The fund may invest up to 5% of its assets in issues traded in the China Bond Connect Program.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The fund is non-diversified.
Transamerica Emerging Markets Equity
Principal Investment Strategies: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities (including American Depository Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and European Depository Receipts (“EDRs”)) of companies that are located and/or conduct substantial business activities in emerging markets, including frontier markets. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”) considers emerging market countries to be those countries included in the MSCI Emerging Markets Index, the fund’s benchmark, or the MSCI Frontier Markets Index. The fund will normally invest primarily in emerging market companies that the sub-adviser believes have above-average potential for capital appreciation based on its fundamental research and analysis.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen. The sub-adviser strives to identify companies whose shares are underpriced relative to their intrinsic value. The fund is managed with reference to the MSCI Emerging Markets Index as to country allocation, which may change over time, but the fund is not benchmark constrained. The sub-adviser intends, under normal circumstances, to have approximately 40-80 equity securities in the fund’s portfolio.
Pursuant to a value investing philosophy, the sub-adviser seeks to invest in securities that the sub-adviser believes provide a discount or “margin of safety” between a security’s price and what the sub-adviser believes to be the true value of the underlying business (which is sometimes referred to as “intrinsic value”). To first narrow the fund’s investment universe, the sub-adviser uses quantitative screening tools linked to a variety of relative value assessments (including cash flow, earnings and share price). Next, the sub-adviser combines fundamental research and qualitative analysis to make individual security selections. Within the investment universe, the sub-adviser seeks to invest in companies identified as having attractive risk-reward profiles. The sub-adviser considers these to be companies that it identifies as being both undervalued and having attractive fundamentals (such as revenues, earnings, or management). The sub-adviser also analyzes country-specific factors such as geopolitical risk and its potential impact on expected returns.
The sub-adviser may invest in securities that are convertible into securities of foreign issuers. The sub-adviser will generally invest in small, medium and large capitalization companies.
The sub-adviser may invest in unaffiliated investment companies, including exchange-traded funds (“ETFs”), and may also invest a portion of its assets in real estate investment trusts (“REITs”).
The fund may invest a significant portion of its assets in investments located in or operating in one country or a small number of countries. The fund’s benchmark index currently includes substantial exposure to China, including China A-shares.
Transamerica Energy Infrastructure
Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, Kayne Anderson Capital Advisors, L.P. (the “sub-adviser”), seeks to achieve the fund’s stated objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and debt securities of energy infrastructure companies. The fund considers energy infrastructure companies to include midstream companies, power infrastructure companies and other issuers in the energy sector.
Midstream companies are companies that own and operate assets used in energy logistics, including, but not limited to, assets used in transporting, storing, gathering, processing, fractionating, distributing, or marketing of natural gas, natural gas liquids, crude oil or refined products. Such companies may be structured as master limited partnerships (“MLPs”) or taxed as corporations.
Power infrastructure companies are companies involved in the development, ownership, operation, or management of assets and services essential to the generation, transmission, distribution, storage, or consumption of electrical power. Such companies include utilities, independent power producers, transmission and distribution network operators, energy storage providers, and companies offering supporting technologies or services. Power infrastructure companies may generate or handle electricity generated from a wide range of sources, including conventional (such as coal, natural gas and nuclear) and renewable (such as solar, wind, hydroelectric, geothermal and biomass) resources. In addition, these companies may provide infrastructure or services supporting grid modernization, energy efficiency, and the integration of advanced energy technologies.
The fund concentrates in industries in the energy sector.
The sub-adviser considers the “energy sector” to consist of companies involved in exploring, developing, producing, generating, transporting, transmitting, storing, gathering, processing, fractionating, refining, distributing, or marketing of natural gas, natural gas liquids, crude oil, refined products, electricity or renewable energy (“energy-related assets”). Investments in other issuers in the energy sector will consist of companies that own, operate or provide services to energy-related assets.
Investments by the fund may include securities of any capitalization that are publicly traded on an exchange or in the over-the-counter market.
The fund may invest no more than 20% of its total assets in the debt securities of issuers in the energy sector, and no more than 10% of its total assets in debt securities that are rated below investment grade (commonly known as “junk bonds”), including defaulted securities.
The fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of MLPs and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes.
The fund may also invest in foreign securities, but generally will not invest more than 25% of fund assets in foreign securities.
The fund may invest a significant portion of its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments to earn income, and for cash management purposes.
The above investment restrictions apply at the time of purchase, and the fund will not be required to reduce a position due solely to market value fluctuations in order to comply with these restrictions.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The fund attempts to pay quarterly dividends at a relatively consistent level, but there can be no assurance the fund can continue to do so. This dividend practice can be expected to result in the fund returning capital to its shareholders from time to time. When the fund returns capital, the net asset value of your shares in the fund goes down to reflect that. When a distribution includes what the fund estimates to be a return of capital, the fund will send shareholders a written notice. The tax status of certain distributions may be recharacterized at year-end.
The fund is non-diversified.
Transamerica Floating Rate

Principal Investment Strategies: Under normal circumstances the fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in floating rate loans or floating rate debt securities. Floating rate loans and floating rate debt securities have interest rates which float, adjust or vary periodically based upon a benchmark indicator, a specified adjustment schedule, or prevailing interest rates.
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of sectors, industries and securities. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that the sub-adviser believes affect the movement of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, collateral and covenants specific to individual issuers and loans. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for floating rate debt securities, unsecured fixed rate high yield bonds, certain asset-backed securities (including collateralized loan obligations (“CLOs”)), privately issued debt securities issued pursuant to Rule 144A or Regulation S and certain cash equivalents (including corporate commercial paper) alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in certain floating rate loans, certain first lien, senior secured term floating rate loans (“senior loans”) to corporate issuers, partnerships and other entities, certain unsecured floating rate loans and floating rate debt securities, certain second lien floating rate loans, certain subordinated bridge loans, money market instruments, certain other fixed rate debt securities, distressed securities that may be in default and have any or no credit rating, certain foreign borrowers and certain foreign debt securities (including emerging market debt securities), exchange traded funds (“ETFs”), cash, certain cash equivalent securities, asset-backed commercial paper, and repurchase agreements. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
The fund will normally primarily invest in senior loans to corporate issuers, partnerships and other entities. The fund can invest in senior loans of any maturity and quality. The majority of the fund’s total assets generally will be invested in floating rate loans or floating rate debt securities rated below investment grade (that is, loans or securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fund’s sub-adviser), and the fund may invest without limitation in such loans and securities. The issuers of the loans in which the fund invests may themselves be rated below investment grade even if the loan itself is not.
The fund may invest up to 15% of its net assets in unsecured floating rate loans and floating rate debt securities and up to 15% of its net assets in second lien floating rate loans. The fund may also invest up to 20% of its net assets in subordinated bridge loans, unsecured fixed rate high yield bonds, money market instruments and other fixed rate debt securities, including distressed securities that may be in default and have any or no credit rating. The fund may invest no more than 10% of its net assets in asset-backed securities (including CLOs), and no more than 5% of its net assets in asset-backed securities that are rated below investment grade.
The fund may invest in loans of foreign borrowers and foreign debt securities, including emerging market debt securities, but expects that the majority of its total assets will be invested in loans and debt securities of U.S. borrowers or issuers. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. The fund may invest in ETFs to create exposure to asset classes.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Transamerica High Yield Bond
Principal Investment Strategies: The fund's sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund's objective by investing, under normal circumstances, at least 80% of the fund's net assets (plus the amount of borrowings, if any, for investment purposes) in high-yield bonds (commonly known as “junk bonds”). The fund normally invests primarily in U.S. securities.
Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the sub-adviser). The sub-adviser seeks to achieve high returns for the fund while maintaining a reasonable risk profile.
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub-adviser believes affect the movement of markets and securities prices worldwide. This “top-down” analysis assists the sub-adviser in analyzing fund risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for high-yield bonds, foreign securities (including emerging markets), investment grade bonds, certain asset-backed securities, private residential mortgage-backed securities, certain preferred equity, privately issued debt securities issued pursuant to Rule 144A or Regulation S and certain cash equivalents (including corporate commercial paper) alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in certain bank loans, U.S. Treasury and agency mortgage-backed securities, common equity, cash, certain cash equivalent securities, asset-backed commercial paper, repurchase agreements and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
The fund has no maturity or duration requirements or limitations. The fund may invest in foreign securities, including up to 10% of its net assets in emerging market securities. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations.
To a lesser extent, the fund may invest in investment grade bonds, bank loans, asset backed and mortgage backed securities, preferred equity securities, common equity securities (received in connection with exchanges or restructurings) and cash equivalents. The fund may also invest in hybrid instruments having both debt and equity characteristics.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Transamerica High Yield Muni
Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, Belle Haven Investments, L.P. (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in municipal fixed-income securities the interest from which is exempt from federal income tax and the federal alternative minimum tax (“AMT”) applicable to individuals. Interest income from some of the municipal obligations in which the fund may invest may be subject to the AMT. The fund primarily invests in “high yield” municipal bonds under normal market conditions. For this purpose, “high yield” municipal bonds are those rated medium to lower grade. The fund normally invests primarily in general obligation and revenue bonds issued by U.S. municipal issuers, as well as issuers in U.S. territories and possessions. The fund may invest 25% or more of its total net assets in any sector or sub-sector of the municipal bond market.
The fund pursues an actively managed, total return strategy that seeks to identify inefficiencies in the municipal bond market. The sub-adviser’s investment process is engineered to seek to exploit mispricing that the sub-adviser aims to identify at the issuer, credit, industry, security and/or maturity level based on macro-economic and fundamental analysis. Analysis is also used to determine the fund’s yield curve positioning. Investment decisions are made by the sub-adviser in an effort to maximize total return while balancing portfolio risk.
Medium grade municipal bonds are those rated “A” to “BBB” by Standard & Poor’s Rating Services (“S&P”). Lower-grade municipal bonds (commonly known as “junk bonds”) are those rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or lower than “BBB” by S&P or Fitch, Inc. (“Fitch”) or comparable ratings by other nationally recognized rating organizations (or, in the case of unrated securities, determined by the sub-adviser to be of comparable quality). The fund has the flexibility to invest the remainder of its assets in a broad array of issuers across the credit spectrum.
The fund may also invest up to 15% of its net assets in municipal bonds that are distressed securities. Distressed securities are securities that are the subject of bankruptcy proceedings or are rated in the lowest rating categories by at least one independent rating agency (“CC” or lower by S&P or Fitch or “Ca” or lower by Moody’s), or if unrated, judged to be of comparable quality by the sub-adviser. The fund may also invest in higher quality debt securities.
Under normal conditions, the duration of the fund will generally vary between three and 20 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund does not limit the maturity of the securities in which it invests. The maturity of a fixed-income security is the measure of time remaining until the final payment on the security is due. However, under normal circumstances, the fund may focus on longer-term maturities in an effort to capture the higher yields generally associated with such maturities.
The fund may invest more than 25% of its net assets in securities relating to one political subdivision, such as any state or U.S. territory. The fund may, but is not required to, invest in derivative instruments such as options and futures for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”) as well as municipal bond closed-end funds.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
The fund is non-diversified.
Transamerica Intermediate Muni
Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, Belle Haven Investments, L.P. (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in municipal fixed-income securities the interest from which is exempt from federal income tax and the federal alternative minimum tax (“AMT”) applicable to individuals. The fund invests primarily in general obligation and revenue bonds issued by U.S. municipal issuers, as well as issuers in U.S. territories and possessions.
The fund is an actively managed, total return strategy that seeks to identify inefficiencies in the municipal bond market. The sub-adviser will invest utilizing a process that seeks to maximize total return, while adhering to longer term strategic risk management through a disciplined commitment to the diversification benefits of investment in a number of security types within the municipal bond market. The sub-adviser does this by taking a flexible approach to where it identifies value opportunities regardless of the par value. The sub-adviser also has the flexibility to invest in a broad array of issuers across the credit spectrum, although the fund is expected to have an investment grade bias.
Under normal conditions, the fund’s dollar-weighted duration is more than 3 years and less than 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A fixed-income security’s maturity is the date at which the security’s issuer legally agrees to repay the principal.
The fund may invest no more than 25% of its net assets in securities of issuers in the same state, political subdivision or U.S. territory. The fund may invest up to 20% of its net assets in taxable investments, including U.S. high yield fixed-income securities (commonly known as “junk bonds”) rated B or higher by Standard & Poor’s. Junk bonds are those securities rated below investment grade by at least one nationally recognized statistical rating organization, or, if unrated, determined by the sub-adviser to be of comparable quality.
The fund may, but is not required to, invest in derivative instruments such as options and futures for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”).
Transamerica International Equity
Principal Investment Strategies: Under normal circumstances, the fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of foreign companies representing at least three countries other than the United States. The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), currently anticipates investing in at least 12 countries other than the United States. The sub-adviser emphasizes established companies in individual foreign markets and seeks to stress companies and markets that it believes are undervalued. The sub-adviser expects capital growth to be the predominant component of the fund’s total return.
Generally, the fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the fund will emphasize larger, more seasoned or established companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 10% of its assets in securities of companies in emerging markets. The sub-adviser seeks to diversify the fund’s investments around the world and within markets in an effort to minimize specific country and currency risks.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI Europe, Australasia and Far East (“EAFE”) Index. The sub-adviser also performs rigorous fundamental analysis. The fund is typically composed of approximately 80-120 stocks as a result of this process.
The sub-adviser generally limits the fund’s investment universe to companies with a minimum of three years of operating history. The sub-adviser employs a consistent sell discipline which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.
Transamerica International Focus
Principal Investment Strategies: The fund’s sub-adviser, Sands Capital Management, LLC (the “sub-adviser”), invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in the equity and equity-related securities of issuers economically tied to a number of countries throughout the world, including emerging markets countries.
Equity-related securities include, but are not limited to, investments such as depositary receipts, preferred stock, convertible securities, real estate investment trusts (“REITs”) and warrants. In selecting investments for the fund, the sub-adviser seeks to construct a portfolio of businesses with a broad diversity of growth drivers and an idiosyncratic return stream in an effort to create balanced access to growth businesses, designed to result in a quality growth portfolio with an explicit emphasis on the efficiency of return generation.
The sub-adviser will normally invest the fund’s assets in issuers classified in or economically tied to at least three countries, excluding the United States. The sub-adviser may invest a large percentage of the fund’s assets in a single country, a limited number of countries, or a particular geographic region. The sub-adviser generally classifies an issuer’s primary country in one of the following ways as determined by the sub-adviser: (a) the MSCI Country Classification (i.e., the issuer is included in an index which is representative of that country); (b) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (c) the issuer is organized under the laws of, and maintains a principal office in, that country; (d) the issuer’s primary trading market is located in that country; (e) the issuer derives 50% or more of its total revenues or profits from goods sold or services performed in that country; or (f) the issuer has 50% or more of its assets in that country. The sub-adviser considers emerging markets countries to be those countries not included in the MSCI World Index, as determined by the sub-adviser.
The sub-adviser normally allocates the fund’s investments across a diverse set of industries and sectors, but the sub-adviser may invest a significant percentage of the fund’s assets in issuers of a small number of industries or sectors. The fund typically invests in a relatively small number of companies, and the fund may invest a significant percentage of its assets in securities of a single company.
The sub-adviser utilizes a fundamental, bottom-up, business-focused research approach and seeks to invest the fund’s assets in a concentrated and conviction-weighted portfolio of businesses with the belief most wealth created over the long term is concentrated among a select few businesses. To identify these businesses, the sub-adviser leverages the following six investment criteria:
1.
Sustainable above-average earnings growth;
2.
Leadership position in a promising business space;
3.
Significant competitive advantages;
4.
Clear mission and value-added focus;
5.
Financial strength; and
6.
Rational valuation relative to the market and business prospects.
Companies that the sub-adviser determines may meet all six investment criteria are then screened with in-depth qualitative and quantitative research. The fund’s investments will typically be held for an average term of three to five years, although the fund may hold any investment for any length of time.
The fund may invest up to 5% of its net assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges, such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.
As part of the evaluation of a company, the sub-adviser may consider corporate governance, social, and environmental (collectively, “ESG”) factors when it believes they may be material to the long-term shareowner value-creation potential of the company. The sub-adviser conducts proprietary ESG-related research as part of its evaluation of companies where appropriate and as applicable. The relevance and materiality of ESG factors vary and are dependent on the region, country, industry, and company. The sub-adviser’s analysis of the ESG factors is integrated into the investment decision making process to the extent the sub-adviser believes they may affect a company’s long-term value creation potential. This analysis of ESG factors is subjective, and the sub-adviser may conclude that other attributes of an investment outweigh ESG factors when making investment decisions.  The sub-adviser does not evaluate ESG practices with respect to certain fund investments, such as cash and cash equivalents or securities received as part of corporate actions.
Transamerica International Small Cap Value
Principal Investment Strategies: The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), invests under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in small-capitalization companies (“small-cap companies”). The sub-adviser considers small-cap companies to be those with market capitalizations within the range of the MSCI Europe, Australasia and Far East (“EAFE”) Small Cap Index, a benchmark of the fund, at the time of investment. As of December 31, 2025, the market capitalization range of the MSCI EAFE Small Cap Index was between $346 million and $40 billion. The fund primarily invests in equity securities of small-cap companies located outside the United States. The sub-adviser seeks stocks that it believes are undervalued. The sub-adviser expects capital growth to be the predominant component of the fund’s total return.

Generally, the fund will invest primarily in common stocks of companies listed on foreign securities exchanges, but it may also invest in depositary receipts including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Although the fund will emphasize small-cap companies, it may invest in companies of varying sizes as measured by assets, sales or market capitalization. The fund will invest primarily in securities of companies domiciled in developed markets, but may invest up to 25% of its net assets in securities of companies in emerging markets. The sub-adviser defines emerging markets countries as those countries included in the MSCI Emerging Markets Index and other countries with similar emerging market characteristics as determined by the sub-adviser. The sub-adviser seeks to diversify the fund’s investments around the world and within markets in an effort to moderate specific country and currency risks.
The sub-adviser employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen designed to outperform the MSCI EAFE Small Cap Index. The sub-adviser also performs rigorous fundamental analysis. The fund’s portfolio is typically composed of approximately 80-140 securities as a result of this process. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The sub-adviser employs a consistent sell discipline, regularly reviewing the investment thesis and valuation for each stock and selling those where the catalyst is no longer valid or where another stock presents a significantly better combination of risk and expected reward. The sub-adviser trims and reviews for elimination any stock that suffers a significant negative earnings revision and eliminates any stock whose market capitalization reaches twice the maximum market cap of the MSCI EAFE Small Cap Index.
Transamerica International Stock
Principal Investment Strategies: The fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies economically tied to countries outside of the U.S. Equity securities include common and preferred stocks, warrants or rights exercisable into common or preferred stock, convertible preferred stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Issuers considered to be economically tied to countries outside of the U.S. include, without limitation: (1) an issuer organized under the laws of or maintaining a principal office or principal place(s) of business outside of the U.S.; (2) an issuer of securities that are principally traded in one or more markets outside the U.S.; (3) an issuer that derives or is currently expected to derive 50% or more of its total sales, revenues, profits, earnings, growth, or another measure of economic activity from, the production or sale of goods or performance of services or making of investments or other economic activity in, one or more countries outside of the U.S., or that maintains or is currently expected to maintain 50% or more of its employees, assets, investments, operations, or other business activity outside of the U.S.; (4) a governmental or quasi-governmental entity of a country outside of the U.S.; (5) an issuer of securities that has been classified as non-U.S. by MSCI; or (6) if not covered by MSCI, an issuer of securities that the sub-adviser reasonably believes would be classified as non-U.S. by MSCI, based on MSCI's classification methodology. The fund’s sub-adviser, ClariVest Asset Management LLC (the “sub-adviser”), may consider any one of the six factors when making a determination whether an issuer is “economically tied” to a country outside of the U.S.
In selecting securities for the fund, the fund’s sub-adviser utilizes quantitative tools (including an internally developed algorithm) and qualitative analysis in a “bottom-up” investment process to help identify securities that it believes can improve the fund from a risk-reward perspective, with an emphasis on companies that the sub-adviser views as exhibiting characteristics of accelerating growth, favorable valuation, or both. The sub-adviser constructs a portfolio that seeks to maximize expected return, subject to constraints designed to meet long-run expected active risk goals.
The fund may invest in exchange-traded funds (“ETFs”) in order to equitize cash positions, seek exposure to certain markets or market sectors and to hedge against certain market movements. The fund may sell securities when they no longer meet the sub-adviser’s investment criteria and/or to take advantage of what are believed by the sub-adviser to be more attractive investment opportunities.
The fund’s benchmark is the MSCI EAFE Index, which measures large- and mid-cap equity performance across 21 of 23 developed countries, excluding the U.S. and Canada.
Transamerica Large Cap Value
Principal Investment Strategies: Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The fund considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index1. As of December 31, 2025, the market capitalization range of the Russell 1000® Index was between approximately $1.3 billion and $4.5 trillion. The fund’s sub-adviser, Great Lakes Advisors, LLC (the “sub-adviser”), normally focuses primarily on companies with market capitalizations greater than $5 billion. The fund typically holds between 35 and 50 positions. The Russell 3000® Index is the fund’s primary benchmark and the Russell 1000® Value Index is a secondary benchmark of the fund.
The sub-adviser will employ a relative value approach, combining a quantitative screening tool to identify attractive candidate securities with a bottom-up, fundamental research process to select and weight individual securities. The sub-adviser’s proprietary quantitative screening tool is used to narrow the universe of potential investments by comparing stocks to their peers using a combination of factors, including relative valuation, potential for improving business prospects, earnings quality, and short-term price reversal. Valuation is assessed by the sub-adviser on both a relative and absolute basis. Relative valuation compares a stock to comparable assets in order to gauge its value and attractiveness, whereas absolute valuation evaluates a stock’s worth in absolute terms with no consideration regarding the value of other comparable assets. The sub-adviser generally invests in securities it believes to be attractively valued with the potential to exceed investor expectations and may sell securities that no longer meet the fund’s investment criteria. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The fund will generally invest in companies across a variety of industries and sectors. The fund will normally invest primarily in common stock and depositary receipts. The fund may invest up to 20% of its net assets in non-U.S. securities. The sub-adviser considers non-U.S. securities to include issuers organized or located outside the U.S. and/or that trade primarily in a market located outside the U.S. The fund may invest up to 20% of its net assets in medium capitalization companies.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Large Value Active ETF
Principal Investment Strategies:
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large cap companies. The Fund considers large cap companies to be companies with capitalizations at the time of investment within the range of companies included in the Russell 1000® Index1. As of October 31, 2025, the market capitalization range of the Russell 1000® Index was between approximately $1.1 billion and $3.4 trillion.
Great Lakes Advisors, LLC (“Great Lakes”), a sub-adviser to the Fund, is responsible for implementing the Fund’s investment strategy and normally focuses primarily on companies with market capitalizations greater than $5 billion. The Fund typically holds between 65 and 85 positions.
Great Lakes employs a relative value investing approach, combining a quantitative screening tool to identify attractive candidate securities, with a bottom-up, fundamental research process to select and weight individual securities.
Great Lakes’ proprietary quantitative screening tool is used to narrow the universe of potential investments by comparing stocks to their peers using a combination of factors, including relative valuation, potential for improving business prospects, earnings quality, and short-term price reversal. Valuation is assessed by Great Lakes on both a relative and absolute basis. Relative valuation compares a stock to comparable assets in order to gauge its value and attractiveness, whereas absolute valuation evaluates a stock’s worth in absolute terms with no consideration regarding the value of other comparable assets.
Great Lakes employs fundamental research and analysis to evaluate and select securities based on various information, including, but not limited to, company-specific, peer and industry relative research, various valuation techniques, and information comparing its closest competitors. The team seeks to hold securities that typically exhibit a combination of the following attributes, relative to company peers: low expectations, sustainable cash flows, high earnings quality, shareholder-friendly capital management, and improving business trends.
Through this combined proprietary screening and bottom-up research approach, the Fund generally invests in securities Great Lakes believes to be attractively valued with the potential to exceed investor expectations. Holdings are generally sold when they no longer meet Great Lakes’ investment criteria. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The Fund may engage in active trading of its portfolio investments.
The Fund will generally invest in companies across a variety of industries and sectors. To this end, while the Fund’s sector investments are expected to change over time, the Fund currently expects to have significant exposure to the financial sector. The Fund will normally invest primarily in common stock and depositary receipts of foreign companies (e.g., American depositary receipts (“ADRs”)). The Fund may invest up to 20% of its net assets in non-U.S. securities through ADRs. Great Lakes considers non-U.S. securities to include issuers organized or located outside the U.S. and/or that trade primarily in a market located outside the U.S. The Fund may invest up to 20% of its net assets in medium capitalization companies.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Long Credit
Principal Investment Strategies: The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, primarily in investment grade debt securities, which may include: investment grade corporate securities, U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, and private residential mortgage-backed securities. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. The fund’s portfolio weighted average duration will normally be more than 10 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Under normal circumstances, the fund’s portfolio will have a dollar-weighted average credit rating of investment grade. Investment grade debt securities carry a rating of at least BBB from Standard & Poor’s or Fitch or Baa from Moody’s or are of comparable quality as determined by the sub-adviser. The fund may invest in securities of any maturity.
The fund may also invest in U.S. Treasury and agency securities, municipal bonds, asset-backed securities (including collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”) and collateralized debt obligations (“CDOs”)), commercial mortgage-backed securities (“CMBS”), high quality short-term debt obligations and repurchase agreements. The fund’s investments may include debt securities of foreign issuers, including emerging market debt securities. The fund may invest in securities that are denominated in U.S. dollars and in foreign currencies. The fund may invest up to 15% of its net assets in emerging market debt securities. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. The fund may invest up to 10% of its net assets in high-yield debt securities (commonly referred to as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the sub-adviser).
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate, government and agency debt, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve, and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for investment grade corporate debt securities (including emerging markets), foreign government bonds and notes (including emerging markets), private residential mortgage-backed securities, certain asset-backed securities (including CLOs, CBOs and CDOs), CMBS, certain cash equivalents (including corporate commercial paper) and privately issued debt securities issued pursuant to Rule 144A or Regulation S alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in U.S. government obligations, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, U.S. Treasury and agency securities, municipal bonds, asset-backed commercial paper, repurchase agreements, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
The fund may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Transamerica Mid Cap Growth
Principal Investment Strategies: The fund normally invests primarily in stocks of medium sized companies which the fund’s sub-adviser, Wellington Management Company LLP (the “sub-adviser”), believes will earn high returns on invested capital, benefit from long term secular growth trends, and meet the sub-adviser’s long term valuation criteria. Under normal circumstances, the sub-adviser invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in securities of medium sized (or mid-cap) companies and other investments with similar economic characteristics. The sub-adviser considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap® Growth Index1, a benchmark of the fund.  As of December 31, 2025, the market capitalizations of companies in the Russell Midcap® Growth Index ranged from approximately $1.57 billion to $101.87 billion. Over time, the capitalizations of the companies in the Russell Midcap® Growth Index will change. As they do, the size of the companies in which the fund invests may change.
The fund’s equity securities may include common stocks and preferred stocks listed on the New York Stock Exchange and on other national securities exchanges and, generally to a lesser extent, stocks that are traded over-the-counter. The fund normally emphasizes common stocks. The fund may also invest in foreign securities. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.
The fund may also invest its assets in cash, cash equivalent securities or short-term debt securities, repurchase agreements and money market instruments. Generally, 5% or less of the fund’s assets will be invested in cash and cash equivalents.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Mid Cap Value Opportunities
Principal Investment Strategies: Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of mid cap companies. The fund's sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), considers mid cap companies to be those companies, at the time of purchase, with market capitalizations within the range of companies included in the Russell Midcap® Value Index1, a benchmark of the fund, (between approximately $7 billion and $59 billion as of June 30, 2025, the date of the last reconstitution). The size of the companies in the Russell Midcap® Value Index will change with market conditions. The fund invests primarily in common stocks. The fund may invest in other equity and non-equity securities, including preferred stocks, convertible securities and foreign securities which may take the form of depositary receipts. The fund typically invests in a relatively small number of companies.
The sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser's mid cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Parts one and two of the screen attempt to assess a company's discount to private market value relative to other mid cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company's recent price action. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.
The sub-adviser's analysts also explore numerous factors that might affect the outlook for a company. They evaluate publicly available information including, but not limited to, sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment.
The sub-adviser generally considers selling a security when the catalyst for the investment is no longer valid, when the sub-adviser believes that another stock will have a higher expected return, or for portfolio risk management. The fund generally engages in active and frequent trading of portfolio securities as part of its principal investment strategy.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Multi-Asset Income
Principal Investment Strategies: The fund’s sub-adviser, Thompson, Siegel & Walmsley LLC (the “sub-adviser”), deploys an active strategy that normally seeks to invest in a range of securities, including primarily U.S. stocks with market capitalizations at the time of purchase in excess of $3 billion, preferred stocks, and income producing fixed-income securities. Under normal market conditions, the fund invests in a diversified portfolio of credit and equity securities and may shift its investments from one asset class to another in seeking to achieve the fund’s income objective.
The sub-adviser employs a strategic approach to asset allocation and uses a “bottom-up” fundamental investment approach to security selection. The sub-adviser expects to generally invest the fund’s portfolio in a mix of common stock, preferred stock and fixed-income securities. Depending on market factors, allocations may range from approximately 20% to 60% for common stock, 0% to 40% for preferred stock and 20% to 60% for fixed-income securities.
The equity securities in which the fund invests typically consist primarily of common stocks. Debt securities in which the fund invests normally include primarily high yield bonds (also known as “junk bonds”), although the fund may hold other fixed-income securities including various fixed, floating and variable rate instruments, secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, debentures, shorter term instruments and closed-end funds. The fund may invest all of its fixed-income allocation in securities that are rated below investment grade.
The fund may invest in fixed-income securities of any maturity and does not have a target average duration. The fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the fund may have significant investments in one or more particular sectors. The fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts. The fund may also invest in exchange-traded funds (“ETFs”).
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Transamerica Short-Term Bond
Principal Investment Strategies: The fund’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in fixed-income securities. The fund’s portfolio weighted average duration will typically range from 1 to 2.5 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Securities in which the fund may invest include:
•
corporate debt securities of U.S. issuers;
•
debt securities of foreign issuers that are denominated in U.S. dollars, including foreign corporate issuers and foreign governments;
•
obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities;
•
asset-backed securities and mortgage-backed securities, including commercial mortgage-backed securities;
•
dollar rolls; and
•
bank loans.
The fund expects to typically invest no more than 10% of its net assets, but may invest up to 20% of its net assets, in high-yield debt securities (commonly known as “junk bonds”). Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the fund’s sub-adviser). The fund may invest up to 10% of its net assets in emerging market securities. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations.
The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate and government debt, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movement of markets and securities prices worldwide. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness, capital structure, covenants, cash flows and, as applicable, collateral. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for corporate debt securities of U.S. issuers, debt securities of foreign issuers that are denominated in U.S. dollars (including foreign corporate issuers and foreign governments), emerging markets debt securities, certain asset-backed securities, private residential mortgage-backed securities, commercial mortgage-backed securities, privately issued debt securities issued pursuant to Rule 144A or Regulation S and certain cash equivalents (including corporate commercial paper) alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, mortgage-backed securities guaranteed by U.S. government agencies and instrumentalities, dollar rolls, certain bank loans, bank obligations, savings association obligations, derivatives, repurchase agreements, asset-backed commercial paper, cash, certain cash equivalent securities and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund.
The fund may, but is not required to, engage in certain investment strategies involving derivatives, such as options, futures (including regularly employing interest rate futures), forward currency contracts and swaps, including, but not limited to, interest rate and total return swaps. These investment strategies may be employed as a hedging technique, as a means of altering investment characteristics of the fund’s portfolio (such as shortening or lengthening duration), in an attempt to enhance returns or for other purposes.
The fund may purchase securities on a when-issued, delayed delivery, to be announced or forward commitment basis.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.
Transamerica Small Cap Growth
Principal Investment Strategies: Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of borrowing, if any, for investment purposes) in stocks of small capitalization companies. The fund’s sub-adviser, Ranger Investment Management, L.P. (the “sub-adviser”), primarily focuses on seeking to identify high quality, high-growth small capitalization companies. The sub-adviser considers small capitalization companies to be companies with market capitalizations which, at the initial time of purchase, are within the capitalization range of issuers represented within the Russell 2000® Growth Index1, a benchmark of the fund, which as of June 27, 2025, the most recent reconstitution date of the index, was between $119.4 million and $7.4 billion.
The sub-adviser’s approach to security selection seeks quality growth companies by implementing a “bottom-up”, fundamental research driven security selection process. The sub-adviser’s focus is to attempt to identify companies with characteristics such as high recurring revenue, steady and/or accelerating sales growth, strong balance sheets and free cash flows, stable/expanding margins, and superior return on equity/return on invested capital.
In addition to the quantitative analysis, careful consideration is given to qualitative analysis. The sub-adviser incorporates a preference towards companies with certain qualitative characteristics such as conservative accounting practices, seasoned management team with high corporate integrity, sustainable competitive advantage and ability to grow market share, sound corporate governance, and unique demand drivers. Once these quantitative and qualitative characteristics are analyzed, the sub-adviser then determines whether it believes a company is undervalued and has sufficient upside to the stock price to warrant an investment. The fund is managed using the growth style of investing. At any given time, growth stocks may be out of favor and underperform the overall equity market.
The sub-adviser integrates environmental, social and governance (“ESG”) factors into the investment process. The sub-adviser's approach to ESG is non-concessionary, meaning that performance is not actively sacrificed over any ESG criteria, but that ESG criteria are considered as an integral part of the investment and risk mitigation process. The sub-adviser evaluates a company's ESG strengths and weaknesses based on its internal research process, public company documents, websites, SEC filings, third-party research, and conversations with management. The sub-adviser seeks to identify financially material ESG risks and/or opportunities for a company and the potential for financial impacts. The sub-adviser's ESG analysis is subjective and ESG factors are not determinative in the sub-adviser's investment process. The sub-adviser may conclude that other attributes of a company outweigh ESG factors when making investment decisions.
The fund may invest in foreign securities through American Depositary Receipts (“ADRs”), and generally will not invest more than 10% of the fund’s assets in foreign securities. The fund only invests in securities traded on U.S. exchanges.
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Small Cap Value
Principal Investment Strategies: The fund’s sub-adviser, Systematic Financial Management, L.P. (the “sub-adviser”) invests, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small-capitalization companies. The fund generally considers a small-capitalization company to be a company with a market capitalization within the range of the Russell® 2000 Index1 at the time of initial purchase. As of December 31, 2025, the market capitalization range of the Russell 2000® Index was between $6 million and $31.29 billion. The equity securities in which the fund invests are primarily common stocks of U.S. companies.
The sub-adviser generally will invest in common stocks of companies with small capitalizations that it views as attractively valued and possess relatively low price/cash flow ratios, low price/earnings ratios, low price/sales ratios, and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies, and quality of management.
Under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks. The fund may invest up to 10% of its total assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets. The fund may also invest in real estate investment trusts (“REITs”) and may invest up to 5% of its total net assets in exchange traded funds (“ETFs”).
1 “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Transamerica Strategic Income
Principal Investment Strategies: Under normal circumstances, the fund’s sub-adviser, PineBridge Investments LLC (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in bonds. For purposes of the 80% investment policy, the fund defines bonds to include fixed-income securities such as U.S. government bonds, inflation-protected securities, international government bonds, municipal bonds, corporate bonds, bank loans (including loan participations and loan assignments), high yield bonds, emerging markets sovereign bonds, emerging market corporate bonds, emerging market local currency debt, asset-backed securities (including collateralized loan obligations (“CLOs”)), mortgage-backed securities, commercial mortgage-backed securities and other securitized assets. The fund may invest in investment grade and below investment grade (commonly known as “junk bonds”) fixed-income securities issued by domestic and foreign issuers, including those in emerging market countries. The bonds in which the fund may invest may be issued by governments, their agencies or instrumentalities, and corporate issuers. The fund generally invests in fixed-income securities diversified across multiple sectors.
The fund may invest opportunistically across a broad array of fixed-income sectors including but not limited to asset-backed securities, including CLOs, bank loans (including loan participations and loan assignments), cash/cash equivalents, commercial mortgage-backed securities, corporate bonds, emerging market corporate bonds, emerging market local currency debt, emerging markets sovereign bonds, high yield bonds, inflation-protected securities, international government bonds, municipal bonds, mortgage-backed securities, other securitized assets and U.S. government bonds. Emerging Markets securities are defined as securities issued by companies determined to have an emerging markets country of risk, as determined by the benchmark provider, Bloomberg. The fund has a broad investment universe that covers multiple sectors, quality grades, and security types. Yield curve exposure can be from U.S. and/or non-U.S. sectors.
The fund will typically hold 35% to 65% of its bond investments in securities that are rated below investment grade (that is, rated by a major agency, such as Standard & Poor’s or Moody’s, at the level of BB or below or, if unrated, determined to be of comparable quality by the sub-adviser).
On a portfolio level, the fund actively manages duration and yield curve positioning. The average portfolio duration of the fund will normally vary from +/-3 years from the Bloomberg US Aggregate Bond Index, the fund’s primary benchmark. During periods of market volatility, duration may deviate outside this range. Duration is a measure of the sensitivity of a security to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
Based on fundamental macroeconomic research and the resulting asset allocation output, the fund may rotate between the different fixed-income sectors and may exclude certain sectors based on relative attractiveness. At any given time, the fund may have a substantial amount of its assets in one or more sectors. No fixed-income sector is expected to constitute more than 35% of the fund’s net assets. Each sector will be actively managed, with the sub-adviser seeking to establish a well-diversified and risk-managed sub-portfolio in each sector of directly invested securities with no more than 5% invested in any non-government issuer.
Investments in preferred and convertible securities generally will not exceed 15% of the fund’s net assets. The fund may invest up to 10% of its net assets in CLOs. The fund may invest significantly in non-U.S. dollar denominated developed and emerging market bonds on a hedged or unhedged basis.
The fund’s bank loan investments may include senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, and other types of secured or unsecured loans with fixed, floating, or variable interest rates. The fund may also invest in To Be Announced (“TBA”) mortgages and dollar rolls.
The fund may, but is not required to, use derivatives such as swaps, futures, forwards and structured investments, for investment purposes or in an effort to hedge and mitigate uncertainties from exposure to such factors as credit, interest rates, inflation, and exchange rates. Swaps, such as interest rate, inflation, total return, or credit default (on indices or individual issues) are allowed as long as the maximum underlying notional value does not exceed 65% of the underlying market value of the fund. When segments are believed to be overvalued, the fund may short indices or individual issues. The fund regularly uses derivatives to hedge interest rate duration and non-U.S. dollar currency exposures in the fund, typically using U.S. Treasury futures and non-U.S. dollar currency forwards and/or swaps, respectively. The fund may use derivatives to attempt to increase the fund’s return as a non-hedging strategy that may be considered speculative. The fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.
The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.

Transamerica Funds Underlying Funds' Summary of Principal Risks
Fund Name	Transamerica Bond	Transamerica Bond Active ETF	Transamerica Core Bond	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Energy Infrastructure
Active Trading	X	X	X	X	X	X
Bank Obligations	X	X
Capital Markets Access						X
Cash Flow						X
China				X	X
China A-Shares					X
Convertible Securities	X	X			X
Counterparty	X	X	X	X		X
Country Focus					X
Credit	X	X	X	X		X
Currency	X	X	X	X	X	X
Currency Hedging	X	X	X	X
Cybersecurity	X	X	X	X	X	X
Depositary Receipts					X
Derivatives	X	X	X	X
Distressed or Defaulted Securities	X			X		X
Dividend Practice						X
Dollar Rolls	X	X	X
Emerging Markets	X	X	X	X	X
Energy Sector						X
Equity Securities					X	X
Exchange-Traded Funds		X
Extension	X	X	X	X		X
Fixed-Income Securities	X	X	X	X		X
Floating Rate Loans	X	X
Focused Investing	X		X	X	X	X
Foreign Investments	X	X	X	X	X	X
Frontier Markets				X	X
Hedging	X	X	X
High-Yield Debt Securities	X	X	X	X		X
Hybrid Instruments				X
Industry Concentration						X
Inflation	X	X	X	X
Inflation-Protected Securities	X		X
Information Technology Sector					X
Interest Rate	X	X	X	X		X
IPOs						X
Investments in the China Interbank Bond Market				X
Large Capitalization Companies					X	X
Large Shareholder	X	X	X	X	X	X
Leveraging	X	X	X	X		X
Liquidity	X	X	X	X	X	X
Loans	X	X	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
Master Limited Partnerships						X
Medium Capitalization Companies					X
Mortgage-Related and Asset- Backed Securities	X	X	X

Fund Name	Transamerica Bond	Transamerica Bond Active ETF	Transamerica Core Bond	Transamerica Emerging Markets Debt	Transamerica Emerging Markets Equity	Transamerica Energy Infrastructure
Municipal Securities	X		X
New Fund		X
Non-Diversification				X		X
Preferred Stock	X	X			X
Prepayment or Call	X	X	X	X		X
Privately Placed and Other Restricted Securities	X	X	X	X		X
Real Estate Securities					X
REITs					X
Repurchase Agreements	X		X	X		X
Sector Focus					X
Small and Medium Capitalization Companies						X
Small Capitalization Companies					X
SOFR		X
Sovereign Debt	X	X	X	X
Structured Instruments	X	X
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations	X	X	X	X
Taiwan					X
Tax						X
To Be Announced (TBA) Transactions	X	X	X
Underlying Exchange-Traded Funds					X
U.S. Government Securities	X	X	X
Valuation	X	X	X	X	X	X
Value Investing					X
Yield	X	X	X

Fund Name	Transamerica Floating Rate	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Focus
Active Trading	X	X	X	X	X	X
Bank Obligations		X
China A-Shares						X
Convertible Securities						X
Counterparty	X	X	X	X
Country Focus					X	X
Credit	X	X	X	X
Currency		X			X	X
Cybersecurity	X	X	X	X	X	X
Depositary Receipts					X	X
Derivatives			X	X
Distressed or Defaulted Securities	X	X	X
Emerging Markets	X	X			X	X
Energy Sector		X
Equity Securities		X			X	X
Extension	X	X	X	X
Financial Sector					X
Fixed-Income Securities	X	X	X	X

Fund Name	Transamerica Floating Rate	Transamerica High Yield Bond	Transamerica High Yield Muni	Transamerica Intermediate Muni	Transamerica International Equity	Transamerica International Focus
Floating Rate Loans	X	X
Focused Investing	X	X	X	X	X	X
Foreign Investments	X	X			X	X
Growth Stocks					X	X
High-Yield Debt Securities	X	X	X	X
Hybrid Instruments		X
Inflation		X	X	X
Interest Rate	X	X	X	X
Junior Loans	X
Large Capitalization Companies					X	X
Large Shareholder	X	X	X	X	X	X
Leveraging			X	X
Liquidity	X	X	X	X	X	X
Loans	X	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
Mortgage-Related and Asset-Backed Securities	X	X
Municipal Securities			X	X
Non-Diversification			X
Preferred Stock		X				X
Prepayment or Call	X	X	X	X
Privately Placed and Other Restricted Securities	X	X	X
Real Estate Securities						X
REITs						X
Repurchase Agreements	X	X	X	X
Sector Focus					X	X
Small and Medium Capitalization Companies					X	X
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations	X	X				X
Taxable Investments			X	X
Underlying Exchange-Traded Funds	X		X	X
Valuation	X	X	X	X	X	X
Value Investing					X
Warrants and Rights						X
Yield	X	X

Fund Name	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica Large Cap Value	Transamerica Large Value Active ETF	Transamerica Long Credit	Transamerica Mid Cap Growth
Active Trading	X	X	X	X	X	X
Counterparty					X
Country Focus	X	X
Credit					X
Currency	X	X	X	X	X
Cybersecurity	X	X	X	X	X	X
Depositary Receipts	X	X	X	X
Distressed or Defaulted Securities					X
Emerging Markets	X				X

Fund Name	Transamerica International Small Cap Value	Transamerica International Stock	Transamerica Large Cap Value	Transamerica Large Value Active ETF	Transamerica Long Credit	Transamerica Mid Cap Growth
Equity Securities	X	X	X	X		X
Exchange-Traded Funds				X
Extension					X
Financial Sector		X		X
Fixed-Income Securities					X
Focused Investing	X		X	X	X	X
Foreign Investments	X	X	X	X	X	X
Growth Stocks		X				X
High-Yield Debt Securities					X
Industrials Sector	X
Inflation					X
Inflation-Protected Securities					X
Information Technology Sector						X
Interest Rate					X
Japan	X	X
Large Capitalization Companies		X	X	X
Large Shareholder	X	X	X	X	X	X
Liquidity	X	X	X		X	X
Management	X	X	X	X	X	X
Market	X	X	X	X	X	X
Medium Capitalization Companies	X	X	X	X		X
Model and Data		X
Mortgage-Related and Asset-Backed Securities					X
Municipal Securities					X
New Fund				X
Preferred Stock		X				X
Privately Placed and Other Restricted Securities					X
Repurchase Agreements					X	X
Sector Focus	X	X	X			X
Small Capitalization Companies	X	X				X
Sovereign Debt					X
To Be Announced (TBA) Transactions					X
Underlying Exchange-Traded Funds		X
U.S. Government Securities					X
Valuation	X	X	X		X	X
Value Investing	X	X	X	X
Warrants and Rights		X			X
Yield					X

Fund Name	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Short Term Bond	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Strategic Income
Active Trading	X	X	X	X	X	X
Asset Class Allocation		X
Bank Obligations			X			X
Convertible Securities	X	X				X
Counterparty		X	X			X
Credit		X	X			X

Fund Name	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Short Term Bond	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Strategic Income
Currency	X	X	X	X	X	X
Currency Hedging						X
Cybersecurity	X	X	X	X	X	X
Depositary Receipts	X	X		X	X
Derivatives			X			X
Dollar Rolls			X			X
Emerging Markets			X			X
Equity Securities	X	X		X	X	X
ESG Integration Data				X
Extension		X	X			X
Financial Sector		X	X
Fixed-Income Securities		X	X			X
Floating Rate Loans			X			X
Focused Investing	X		X	X		X
Foreign Investments	X	X	X	X	X	X
Growth Stocks		X		X
Hedging			X			X
High-Yield Debt Securities		X	X			X
Inflation		X	X
Inflation-Protected Securities			X			X
Interest Rate		X	X			X
Large Capitalization Companies	X	X
Large Shareholder	X	X	X	X	X	X
Leveraging			X			X
Liquidity	X	X	X	X	X	X
Loans		X	X			X
Management	X	X	X		X	X
Market	X	X	X		X	X
Medium Capitalization Companies	X	X
Money Market Funds						X
Mortgage-Related and Asset- Backed Securities			X			X
Municipal Securities						X
Preferred Stock	X	X				X
Prepayment or Call		X	X			X
Privately Placed and Other Restricted Securities		X	X			X
Real Estate Securities					X
REITs					X
Repurchase Agreements						X
Sector Focus	X	X	X	X	X
Short Sales						X
Small Capitalization Companies	X	X		X	X
Sovereign Debt			X			X
Structured Instruments						X
Sustainability and/or Environmental, Social and Governance (“ESG”) Considerations			X	X
To Be Announced (TBA) Transactions			X			X

Fund Name	Transamerica Mid Cap Value Opportunities	Transamerica Multi-Asset Income	Transamerica Short Term Bond	Transamerica Small Cap Growth	Transamerica Small Cap Value	Transamerica Strategic Income
Underlying Exchange-Traded Funds		X			X
U.S. Government Securities			X			X
Valuation	X	X	X	X	X	X
Value Investing	X	X			X
Yield		X	X			X

Financial Highlights

The Financial Highlights tables are intended to help you understand a portfolio’s performance for the past five years or since its inception if less than five years. Certain information reflects financial results for a single portfolio share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the portfolio for the period shown, assuming reinvestment of all dividends and distributions. Information has been derived from financial statements audited by Ernst & Young, LLP, an Independent Registered Public Accounting firm, whose report, along with the portfolios’ financial statements, is included in the December 31, 2025 report filed on Form N-CSR, which is available to you upon request. All references to a portfolio’s Notes to Financial Statements within the Financial Highlights tables refer to the applicable section of a portfolio’s applicable report filed on Form N-CSR.
Information is not shown for Initial Class shares of Transamerica 60/40 Allocation VP, Transamerica American Funds Managed Risk VP, Transamerica BlackRock iShares Dynamic Allocation – Balanced VP, Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP, Transamerica BlackRock iShares Edge 50 VP, Transamerica BlackRock iShares Edge 75 VP, Transamerica BlackRock iShares Edge 100 VP, Transamerica Goldman Sachs 70/30 Allocation VP, Transamerica Great Lakes Advisors Large Cap Value VP, Transamerica Madison Diversified Income VP, Transamerica Market Participation Strategy VP, Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and Transamerica ProFund UltraBear VP, as these portfolios had not, as of December 31, 2025, issued Initial Class shares.
Information is not shown for Service Class shares of Transamerica Morgan Stanley Capital Growth VP, as the portfolio had not, as of December 31, 2025, issued Service Class shares.
Transamerica 60/40 Allocation VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.91	$12.71	$11.10	$13.63	$12.46
Investment operations:
Net investment income (loss)(A)	0.29	0.28	0.24	0.18	0.14
Net realized and unrealized gain (loss)	1.74	1.28	1.52	(2.04)	1.51
Total investment operations	2.03	1.56	1.76	(1.86)	1.65
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.20)	(0.15)	(0.13)	(0.12)
Net realized gains	(0.83)	(0.16)	—	(0.54)	(0.36)
Total dividends and/or distributions to shareholders	(1.15)	(0.36)	(0.15)	(0.67)	(0.48)
Net asset value, end of year	$14.79	$13.91	$12.71	$11.10	$13.63
Total return(B)	14.90%	12.33%	15.95%	(13.80)%	13.29%
Ratio and supplemental data:
Net assets end of year (000’s)	$83,787	$80,007	$78,243	$48,484	$54,506
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.63%	0.62%	0.64%	0.65%	0.63%
Including waiver and/or reimbursement and recapture(D)	0.45%	0.44%	0.46%	0.47%	0.45%
Net investment income (loss) to average net assets	2.04%	2.09%	2.02%	1.54%	1.05%
Portfolio turnover rate	14%	7%	9%	44%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2026. These amounts are not subject to recapture by TAM.

Transamerica Aegon Bond VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.48	$9.68	$9.18	$11.08	$12.08
Investment operations:
Net investment income (loss)(A)	0.46	0.47	0.43	0.28	0.23
Net realized and unrealized gain (loss)	0.20	(0.26)	0.16	(1.91)	(0.33)
Total investment operations	0.66	0.21	0.59	(1.63)	(0.10)
Dividends and/or distributions to shareholders:
Net investment income	(0.64)	(0.41)	(0.09)	(0.27)	(0.18)
Net realized gains	—	—	—	—	(0.72)
Total dividends and/or distributions to shareholders	(0.64)	(0.41)	(0.09)	(0.27)	(0.90)
Net asset value, end of year	$9.50	$9.48	$9.68	$9.18	$11.08
Total return(B)	7.13%	2.14%	6.45%	(14.84)%	(0.87)%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,545,755	$1,543,393	$2,001,616	$773,454	$1,153,539
Expenses to average net assets	0.53%	0.53%	0.53%	0.66%	0.67%
Net investment income (loss) to average net assets	4.77%	4.86%	4.67%	2.82%	1.96%
Portfolio turnover rate(C)	69%	63%	76%	126%(D)	18%(D)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
119%, 120%, 129%, 417% and 280%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

(D)	Excludes sale-buyback transactions.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.39	$9.59	$9.09	$10.97	$11.96
Investment operations:
Net investment income (loss)(A)	0.43	0.44	0.40	0.25	0.20
Net realized and unrealized gain (loss)	0.20	(0.25)	0.16	(1.89)	(0.32)
Total investment operations	0.63	0.19	0.56	(1.64)	(0.12)
Dividends and/or distributions to shareholders:
Net investment income	(0.62)	(0.39)	(0.06)	(0.24)	(0.15)
Net realized gains	—	—	—	—	(0.72)
Total dividends and/or distributions to shareholders	(0.62)	(0.39)	(0.06)	(0.24)	(0.87)
Net asset value, end of year	$9.40	$9.39	$9.59	$9.09	$10.97
Total return(B)	6.78%	1.88%	6.18%	(15.08)%	(1.07)%
Ratio and supplemental data:
Net assets end of year (000’s)	$408,030	$445,919	$500,559	$540,763	$748,830
Expenses to average net assets	0.78%	0.78%	0.78%	0.91%	0.92%
Net investment income (loss) to average net assets	4.52%	4.61%	4.38%	2.58%	1.72%
Portfolio turnover rate(C)	69%	63%	76%	126%(D)	18%(D)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
119%, 120%, 129%, 417% and 280%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

(D)	Excludes sale-buyback transactions.

Transamerica Aegon Core Bond VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.52	$10.97	$10.64	$12.63	$13.65
Investment operations:
Net investment income (loss)(A)	0.44	0.48	0.48	0.31	0.27
Net realized and unrealized gain (loss)	0.29	(0.32)	0.15	(1.91)	(0.40)
Total investment operations	0.73	0.16	0.63	(1.60)	(0.13)
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.61)	(0.30)	(0.34)	(0.38)
Net realized gains	—	—	—	(0.05)	(0.51)
Total dividends and/or distributions to shareholders	(0.29)	(0.61)	(0.30)	(0.39)	(0.89)
Net asset value, end of year	$10.96	$10.52	$10.97	$10.64	$12.63
Total return(B)	6.99%	1.38%	6.04%	(12.77)%	(1.03)%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,088,798	$119,508	$213,566	$117,521	$146,690
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.48%	0.51%	0.50%	0.50%	0.52%
Including waiver and/or reimbursement and recapture	0.48%	0.51%(C)	0.50%	0.50%	0.52%
Net investment income (loss) to average net assets	4.13%	4.45%	4.49%	2.70%	2.08%
Portfolio turnover rate(D)	113%	73%	90%	116%	27%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
310%, 289%, 325%, 168% and 59%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

Transamerica Aegon Core Bond VP (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.47	$11.90	$11.51	$13.62	$14.65
Investment operations:
Net investment income (loss)(A)	0.47	0.50	0.49	0.30	0.26
Net realized and unrealized gain (loss)	0.30	(0.35)	0.16	(2.06)	(0.44)
Total investment operations	0.77	0.15	0.65	(1.76)	(0.18)
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.58)	(0.26)	(0.30)	(0.34)
Net realized gains	—	—	—	(0.05)	(0.51)
Total dividends and/or distributions to shareholders	(0.26)	(0.58)	(0.26)	(0.35)	(0.85)
Net asset value, end of year	$11.98	$11.47	$11.90	$11.51	$13.62
Total return(B)	6.73%	1.18%	5.78%	(12.99)%	(1.27)%
Ratio and supplemental data:
Net assets end of year (000’s)	$232,894	$253,606	$264,987	$276,136	$360,914
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.74%	0.76%	0.75%	0.75%	0.77%
Including waiver and/or reimbursement and recapture	0.74%	0.76%(C)	0.75%	0.75%	0.77%
Net investment income (loss) to average net assets	3.97%	4.21%	4.25%	2.41%	1.83%
Portfolio turnover rate(D)	113%	73%	90%	116%	27%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
310%, 289%, 325%, 168% and 59%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

Transamerica Aegon High Yield Bond VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$6.98	$6.84	$6.45	$7.72	$7.65
Investment operations:
Net investment income (loss)(A)	0.46	0.45	0.40	0.37	0.36
Net realized and unrealized gain (loss)	0.12	0.05	0.30	(1.22)	0.13
Total investment operations	0.58	0.50	0.70	(0.85)	0.49
Dividends and/or distributions to shareholders:
Net investment income	(0.51)	(0.36)	(0.31)	(0.42)	(0.42)
Net asset value, end of year	$7.05	$6.98	$6.84	$6.45	$7.72
Total return(B)	8.46%	7.43%	11.11%	(11.12)%	6.35%
Ratio and supplemental data:
Net assets end of year (000’s)	$129,954	$140,918	$136,822	$66,793	$83,291
Expenses to average net assets	0.64%	0.63%	0.65%	0.62%	0.62%
Net investment income (loss) to average net assets	6.46%	6.42%	6.02%	5.35%	4.68%
Portfolio turnover rate	38%	32%	23%	16%	36%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$7.14	$6.99	$6.58	$7.87	$7.78
Investment operations:
Net investment income (loss)(A)	0.45	0.44	0.39	0.36	0.35
Net realized and unrealized gain (loss)	0.13	0.05	0.31	(1.25)	0.14
Total investment operations	0.58	0.49	0.70	(0.89)	0.49
Dividends and/or distributions to shareholders:
Net investment income	(0.49)	(0.34)	(0.29)	(0.40)	(0.40)
Net asset value, end of year	$7.23	$7.14	$6.99	$6.58	$7.87
Total return(B)	8.27%	7.15%	10.87%	(11.45)%	6.25%
Ratio and supplemental data:
Net assets end of year (000’s)	$114,417	$116,254	$121,244	$119,435	$160,658
Expenses to average net assets	0.89%	0.88%	0.90%	0.87%	0.87%
Net investment income (loss) to average net assets	6.21%	6.17%	5.74%	5.09%	4.42%
Portfolio turnover rate	38%	32%	23%	16%	36%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica Aegon Sustainable Equity Income VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$20.92	$18.26	$17.57	$21.11	$17.60
Investment operations:
Net investment income (loss)(A)	0.33	0.33	0.36	0.34	0.34
Net realized and unrealized gain (loss)	2.01	2.76	0.72	(2.80)	3.60
Total investment operations	2.34	3.09	1.08	(2.46)	3.94
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.43)	(0.39)	(0.41)	(0.43)
Net realized gains	(0.22)	—	—	(0.67)	—
Total dividends and/or distributions to shareholders	(0.60)	(0.43)	(0.39)	(1.08)	(0.43)
Net asset value, end of year	$22.66	$20.92	$18.26	$17.57	$21.11
Total return(B)	11.26%	16.93%	6.28%	(11.63)%	22.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$315,064	$319,923	$305,197	$365,350	$448,361
Expenses to average net assets	0.72%	0.72%	0.73%	0.69%	0.69%
Net investment income (loss) to average net assets	1.50%	1.62%	2.07%	1.86%	1.70%
Portfolio turnover rate	17%	23%	11%	22%	23%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$20.97	$18.31	$17.61	$21.14	$17.63
Investment operations:
Net investment income (loss)(A)	0.27	0.28	0.32	0.30	0.29
Net realized and unrealized gain (loss)	2.02	2.76	0.72	(2.81)	3.60
Total investment operations	2.29	3.04	1.04	(2.51)	3.89
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.38)	(0.34)	(0.35)	(0.38)
Net realized gains	(0.22)	—	—	(0.67)	—
Total dividends and/or distributions to shareholders	(0.54)	(0.38)	(0.34)	(1.02)	(0.38)
Net asset value, end of year	$22.72	$20.97	$18.31	$17.61	$21.14
Total return(B)	10.99%	16.60%	6.00%	(11.84)%	22.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$160,023	$164,836	$165,767	$178,192	$235,078
Expenses to average net assets	0.97%	0.97%	0.98%	0.94%	0.94%
Net investment income (loss) to average net assets	1.25%	1.37%	1.83%	1.61%	1.45%
Portfolio turnover rate	17%	23%	11%	22%	23%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica Aegon U.S. Government Securities VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.82	$9.12	$8.93	$10.38	$11.69
Investment operations:
Net investment income (loss)(A)	0.30	0.26	0.22	0.15	0.12
Net realized and unrealized gain (loss)	0.21	(0.22)	0.13	(1.50)	(0.39)
Total investment operations	0.51	0.04	0.35	(1.35)	(0.27)
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.34)	(0.16)	(0.10)	(0.25)
Net realized gains	—	—	—	—	(0.79)
Total dividends and/or distributions to shareholders	(0.36)	(0.34)	(0.16)	(0.10)	(1.04)
Net asset value, end of year	$8.97	$8.82	$9.12	$8.93	$10.38
Total return(B)	5.85%	0.33%	4.00%	(13.03)%	(2.39)%
Ratio and supplemental data:
Net assets end of year (000’s)	$54,883	$57,816	$61,715	$63,432	$81,905
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.59%	0.58%	0.61%	0.59%	0.60%
Including waiver and/or reimbursement and recapture	0.56%	0.56%	0.60%	0.59%	0.60%
Net investment income (loss) to average net assets	3.33%	2.89%	2.43%	1.56%	1.06%
Portfolio turnover rate(C)	78%	44%	18%	9%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
145%, 122%, 91%, 257% and 324%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.19	$9.47	$9.27	$10.78	$12.07
Investment operations:
Net investment income (loss)(A)	0.29	0.25	0.20	0.13	0.09
Net realized and unrealized gain (loss)	0.22	(0.23)	0.14	(1.56)	(0.39)
Total investment operations	0.51	0.02	0.34	(1.43)	(0.30)
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.30)	(0.14)	(0.08)	(0.20)
Net realized gains	—	—	—	—	(0.79)
Total dividends and/or distributions to shareholders	(0.33)	(0.30)	(0.14)	(0.08)	(0.99)
Net asset value, end of year	$9.37	$9.19	$9.47	$9.27	$10.78
Total return(B)	5.56%	0.16%	3.69%	(13.30)%	(2.53)%
Ratio and supplemental data:
Net assets end of year (000’s)	$128,182	$166,732	$248,976	$313,902	$225,327
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.84%	0.83%	0.86%	0.84%	0.85%
Including waiver and/or reimbursement and recapture	0.81%	0.81%	0.85%	0.84%	0.85%
Net investment income (loss) to average net assets	3.08%	2.63%	2.18%	1.37%	0.81%
Portfolio turnover rate(C)	78%	44%	18%	9%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
145%, 122%, 91%, 257% and 324%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

Transamerica American Funds Managed Risk VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.92	$10.75	$11.58	$13.34	$11.90
Investment operations:
Net investment income (loss)(A)	0.23	0.17	0.18	0.24	0.17
Net realized and unrealized gain (loss)	1.09	1.37	0.92	(1.77)	1.38
Total investment operations	1.32	1.54	1.10	(1.53)	1.55
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.19)	(0.26)	(0.18)	(0.11)
Net realized gains	(0.71)	(0.18)	(1.67)	(0.05)	—
Total dividends and/or distributions to shareholders	(0.91)	(0.37)	(1.93)	(0.23)	(0.11)
Net asset value, end of year	$12.33	$11.92	$10.75	$11.58	$13.34
Total return(B)	11.48%	14.37%	10.39%	(11.42)%	13.08%
Ratio and supplemental data:
Net assets end of year (000’s)	$806,840	$871,638	$888,069	$900,545	$1,106,790
Expenses to average net assets(C)	0.81%	0.81%	0.81%	0.81%	0.82%
Net investment income (loss) to average net assets	1.89%	1.48%	1.60%	1.99%	1.32%
Portfolio turnover rate	4%	— %	— %	— %	— %

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

Transamerica BlackRock Government Money Market VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss)(A)	0.04	0.05	0.05	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	—	0.00 (B)	—	—
Total investment operations	0.04	0.05	0.05	0.01	0.00 (B)
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)(B)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(C)	4.07%	5.03%	4.87%	1.39%	0.00%
Ratio and supplemental data:
Net assets end of year (000’s)	$215,368	$209,940	$212,528	$218,990	$197,487
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.29%	0.29%	0.29%	0.28%	0.29%
Including waiver and/or reimbursement and recapture	0.29%	0.29%	0.29%(D)	0.24%(D)	0.07%(D)
Net investment income (loss) to average net assets	3.99%	4.93%	4.75%	1.42%	0.00%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class for competitive reasons such as to maintain the expense ratio, or when appropriate, to maintain the yield from becoming negative. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset
Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial
Statements for more information.

(E)	Rounds to less than 0.01% or (0.01)%.

Transamerica BlackRock Government Money Market VP (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income (loss)(A)	0.04	0.05	0.05	0.01	0.00 (B)
Net realized and unrealized gain (loss)	0.00 (B)	—	0.00 (B)	—	—
Total investment operations	0.04	0.05	0.05	0.01	0.00 (B)
Dividends and/or distributions to shareholders:
Net investment income	(0.04)	(0.05)	(0.05)	(0.01)	(0.00)(B)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return(C)	3.81%	4.76%	4.67%	1.39%	0.00%
Ratio and supplemental data:
Net assets end of year (000’s)	$459,819	$531,897	$626,032	$670,946	$552,199
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.54%	0.54%	0.54%	0.53%	0.54%
Including waiver and/or reimbursement and recapture	0.54%	0.54%	0.48%(D)	0.24%(D)	0.07%(D)
Net investment income (loss) to average net assets	3.75%	4.68%	4.56%	1.47%	0.00%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)
Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class for competitive reasons such as to maintain the expense ratio, or when appropriate, to maintain the yield from becoming negative. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset
Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial
Statements for more information.

(E)	Rounds to less than 0.01% or (0.01)%.

Transamerica BlackRock iShares Active Asset Allocation - Conservative VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.39	$9.02	$8.33	$11.56	$11.23
Investment operations:
Net investment income (loss)(A)	0.27	0.23	0.20	0.15	0.15
Net realized and unrealized gain (loss)	0.57	0.38	0.64	(1.84)	0.52
Total investment operations	0.84	0.61	0.84	(1.69)	0.67
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.24)	(0.15)	(0.17)	(0.16)
Net realized gains	—	—	—	(1.37)	(0.18)
Total dividends and/or distributions to shareholders	(0.28)	(0.24)	(0.15)	(1.54)	(0.34)
Net asset value, end of year	$9.95	$9.39	$9.02	$8.33	$11.56
Total return(B)	9.02%	6.71%	10.21%	(15.06)%	5.98%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,303	$4,245	$4,194	$3,956	$5,046
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.56%	0.55%	0.56%	0.54%	0.58%
Including waiver and/or reimbursement and recapture(D)	0.51%	0.50%	0.51%	0.49%	0.57%
Net investment income (loss) to average net assets	2.77%	2.51%	2.34%	1.52%	1.31%
Portfolio turnover rate	91%	60%	137%	145%	146%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.33	$8.96	$8.27	$11.48	$11.15
Investment operations:
Net investment income (loss)(A)	0.24	0.21	0.18	0.12	0.12
Net realized and unrealized gain (loss)	0.56	0.37	0.64	(1.83)	0.52
Total investment operations	0.80	0.58	0.82	(1.71)	0.64
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.21)	(0.13)	(0.13)	(0.13)
Net realized gains	—	—	—	(1.37)	(0.18)
Total dividends and/or distributions to shareholders	(0.25)	(0.21)	(0.13)	(1.50)	(0.31)
Net asset value, end of year	$9.88	$9.33	$8.96	$8.27	$11.48
Total return(B)	8.65%	6.47%	9.96%	(15.29)%	5.74%
Ratio and supplemental data:
Net assets end of year (000’s)	$184,630	$201,643	$224,777	$235,739	$319,876
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.81%	0.80%	0.81%	0.79%	0.83%
Including waiver and/or reimbursement and recapture(D)	0.76%	0.75%	0.76%	0.74%	0.82%
Net investment income (loss) to average net assets	2.51%	2.23%	2.07%	1.26%	1.03%
Portfolio turnover rate	91%	60%	137%	145%	146%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.48	$10.36	$8.93	$11.63	$10.86
Investment operations:
Net investment income (loss)(A)	0.25	0.21	0.18	0.15	0.14
Net realized and unrealized gain (loss)	0.99	1.11	1.41	(2.24)	0.72
Total investment operations	1.24	1.32	1.59	(2.09)	0.86
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.20)	(0.16)	(0.16)	(0.09)
Net realized gains	—	—	—	(0.45)	—
Total dividends and/or distributions to shareholders	(0.25)	(0.20)	(0.16)	(0.61)	(0.09)
Net asset value, end of year	$12.47	$11.48	$10.36	$8.93	$11.63
Total return(B)	10.87%	12.79%	17.94%	(18.16)%	7.94%
Ratio and supplemental data:
Net assets end of year (000’s)	$26,225	$26,194	$24,404	$21,899	$27,300
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.55%	0.54%	0.56%	0.53%	0.58%
Including waiver and/or reimbursement and recapture(D)	0.50%	0.49%	0.51%	0.48%	0.57%
Net investment income (loss) to average net assets	2.09%	1.88%	1.87%	1.52%	1.29%
Portfolio turnover rate	143%	35%	49%	309%	268%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.40	$10.29	$8.87	$11.54	$10.78
Investment operations:
Net investment income (loss)(A)	0.21	0.18	0.15	0.12	0.11
Net realized and unrealized gain (loss)	0.99	1.11	1.41	(2.21)	0.71
Total investment operations	1.20	1.29	1.56	(2.09)	0.82
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.18)	(0.14)	(0.13)	(0.06)
Net realized gains	—	—	—	(0.45)	—
Total dividends and/or distributions to shareholders	(0.21)	(0.18)	(0.14)	(0.58)	(0.06)
Net asset value, end of year	$12.39	$11.40	$10.29	$8.87	$11.54
Total return(B)	10.64%	12.51%	17.62%	(18.31)%	7.62%
Ratio and supplemental data:
Net assets end of year (000’s)	$298,872	$323,767	$339,746	$321,870	$456,616
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.80%	0.79%	0.81%	0.78%	0.83%
Including waiver and/or reimbursement and recapture(D)	0.75%	0.74%	0.76%	0.73%	0.82%
Net investment income (loss) to average net assets	1.82%	1.60%	1.61%	1.24%	1.00%
Portfolio turnover rate	143%	35%	49%	309%	268%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Active Asset Allocation - Moderate VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.65	$9.93	$8.90	$12.46	$11.61
Investment operations:
Net investment income (loss)(A)	0.28	0.24	0.20	0.16	0.16
Net realized and unrealized gain (loss)	0.74	0.70	1.00	(2.21)	0.83
Total investment operations	1.02	0.94	1.20	(2.05)	0.99
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.22)	(0.17)	(0.18)	(0.14)
Net realized gains	—	—	—	(1.33)	—
Total dividends and/or distributions to shareholders	(0.27)	(0.22)	(0.17)	(1.51)	(0.14)
Net asset value, end of year	$11.40	$10.65	$9.93	$8.90	$12.46
Total return(B)	9.70%	9.44%	13.55%	(16.86)%	8.52%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,677	$2,531	$2,283	$2,042	$2,732
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.53%	0.53%	0.53%	0.52%	0.56%
Including waiver and/or reimbursement and recapture(D)	0.48%	0.48%	0.48%	0.47%	0.55%
Net investment income (loss) to average net assets	2.54%	2.25%	2.11%	1.56%	1.32%
Portfolio turnover rate	118%	32%	81%	245%	196%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.54	$9.84	$8.81	$12.35	$11.50
Investment operations:
Net investment income (loss)(A)	0.24	0.20	0.17	0.13	0.12
Net realized and unrealized gain (loss)	0.75	0.69	1.00	(2.20)	0.84
Total investment operations	0.99	0.89	1.17	(2.07)	0.96
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.19)	(0.14)	(0.14)	(0.11)
Net realized gains	—	—	—	(1.33)	—
Total dividends and/or distributions to shareholders	(0.24)	(0.19)	(0.14)	(1.47)	(0.11)
Net asset value, end of year	$11.29	$10.54	$9.84	$8.81	$12.35
Total return(B)	9.50%	9.06%	13.37%	(17.14)%	8.33%
Ratio and supplemental data:
Net assets end of year (000’s)	$817,560	$891,676	$943,532	$912,302	$1,250,394
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.78%	0.78%	0.78%	0.77%	0.81%
Including waiver and/or reimbursement and recapture(D)	0.73%	0.73%	0.73%	0.72%	0.80%
Net investment income (loss) to average net assets	2.25%	1.97%	1.85%	1.31%	1.04%
Portfolio turnover rate	118%	32%	81%	245%	196%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Dynamic Allocation - Balanced VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.22	$10.52	$9.47	$12.34	$12.53
Investment operations:
Net investment income (loss)(A)	0.27	0.23	0.19	0.13	0.12
Net realized and unrealized gain (loss)	0.78	0.69	1.00	(2.06)	1.00
Total investment operations	1.05	0.92	1.19	(1.93)	1.12
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.22)	(0.14)	(0.13)	(0.07)
Net realized gains	—	—	—	(0.81)	(1.24)
Total dividends and/or distributions to shareholders	(0.28)	(0.22)	(0.14)	(0.94)	(1.31)
Net asset value, end of year	$11.99	$11.22	$10.52	$9.47	$12.34
Total return(B)	9.42%	8.75%	12.66%	(15.89)%	9.17%
Ratio and supplemental data:
Net assets end of year (000’s)	$615,504	$675,289	$731,179	$751,527	$1,011,184
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.79%	0.79%	0.79%	0.77%	0.84%
Including waiver and/or reimbursement and recapture(D)	0.74%	0.74%	0.74%	0.72%	0.83%
Net investment income (loss) to average net assets	2.31%	2.08%	1.87%	1.22%	0.95%
Portfolio turnover rate	102%	23%	63%	227%	55%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.91	$11.66	$10.07	$13.58	$13.04
Investment operations:
Net investment income (loss)(A)	0.26	0.21	0.17	0.13	0.12
Net realized and unrealized gain (loss)	1.06	1.25	1.56	(2.38)	1.72
Total investment operations	1.32	1.46	1.73	(2.25)	1.84
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.21)	(0.14)	(0.14)	(0.04)
Net realized gains	—	—	—	(1.12)	(1.26)
Total dividends and/or distributions to shareholders	(0.26)	(0.21)	(0.14)	(1.26)	(1.30)
Net asset value, end of year	$13.97	$12.91	$11.66	$10.07	$13.58
Total return(B)	10.35%	12.51%	17.28%	(16.92)%	14.41%
Ratio and supplemental data:
Net assets end of year (000’s)	$286,943	$316,109	$335,316	$327,562	$452,539
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.80%	0.80%	0.81%	0.78%	0.86%
Including waiver and/or reimbursement and recapture(D)	0.75%	0.75%	0.75%	0.73%	0.85%
Net investment income (loss) to average net assets	1.93%	1.71%	1.61%	1.14%	0.92%
Portfolio turnover rate	129%	23%	32%	288%	43%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Edge 40 VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.84	$8.64	$8.21	$10.20	$9.98
Investment operations:
Net investment income (loss)(A)	0.27	0.25	0.21	0.18	0.15
Net realized and unrealized gain (loss)	0.74	0.34	0.55	(1.62)	0.45
Total investment operations	1.01	0.59	0.76	(1.44)	0.60
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.25)	(0.20)	(0.17)	(0.18)
Net realized gains	(0.34)	(0.14)	(0.13)	(0.38)	(0.20)
Total dividends and/or distributions to shareholders	(0.63)	(0.39)	(0.33)	(0.55)	(0.38)
Net asset value, end of year	$9.22	$8.84	$8.64	$8.21	$10.20
Total return(B)	11.64%	6.71%	9.45%	(14.24)%	6.09%
Ratio and supplemental data:
Net assets end of year (000’s)	$19,680	$19,228	$20,118	$19,923	$25,371
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.37%	0.36%	0.37%	0.35%	0.34%
Including waiver and/or reimbursement and recapture	0.31%(D)	0.31%(D)	0.31%(D)	0.30%(D)(E)	0.29%(E)
Net investment income (loss) to average net assets	2.93%	2.79%	2.56%	1.97%	1.50%
Portfolio turnover rate	4%	6%	4%	5%	6%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Edge 40 VP (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.77	$8.57	$8.15	$10.12	$9.91
Investment operations:
Net investment income (loss)(A)	0.24	0.22	0.19	0.15	0.13
Net realized and unrealized gain (loss)	0.75	0.34	0.53	(1.59)	0.44
Total investment operations	0.99	0.56	0.72	(1.44)	0.57
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.22)	(0.17)	(0.15)	(0.16)
Net realized gains	(0.34)	(0.14)	(0.13)	(0.38)	(0.20)
Total dividends and/or distributions to shareholders	(0.61)	(0.36)	(0.30)	(0.53)	(0.36)
Net asset value, end of year	$9.15	$8.77	$8.57	$8.15	$10.12
Total return(B)	11.42%	6.48%	9.07%	(14.44)%	5.78%
Ratio and supplemental data:
Net assets end of year (000’s)	$178,070	$190,722	$211,985	$225,991	$307,762
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.62%	0.61%	0.62%	0.60%	0.59%
Including waiver and/or reimbursement and recapture	0.56%(D)	0.56%(D)	0.56%(D)	0.55%(D)(E)	0.54%(E)
Net investment income (loss) to average net assets	2.66%	2.52%	2.30%	1.71%	1.26%
Portfolio turnover rate	4%	6%	4%	5%	6%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Edge 50 VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.20	$12.69	$11.85	$14.40	$13.70
Investment operations:
Net investment income (loss)(A)	0.33	0.30	0.26	0.20	0.17
Net realized and unrealized gain (loss)	1.27	0.69	0.88	(2.27)	0.89
Total investment operations	1.60	0.99	1.14	(2.07)	1.06
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.29)	(0.21)	(0.17)	(0.16)
Net realized gains	(0.46)	(0.19)	(0.09)	(0.31)	(0.20)
Total dividends and/or distributions to shareholders	(0.80)	(0.48)	(0.30)	(0.48)	(0.36)
Net asset value, end of year	$14.00	$13.20	$12.69	$11.85	$14.40
Total return(B)	12.35%	7.79%	9.79%	(14.48)%	7.74%
Ratio and supplemental data:
Net assets end of year (000’s)	$405,614	$410,198	$436,129	$439,027	$540,360
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.59%	0.59%	0.59%	0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.54%(D)	0.54%(D)	0.54%(D)	0.53%(D)(E)	0.52%(E)
Net investment income (loss) to average net assets	2.39%	2.28%	2.13%	1.60%	1.19%
Portfolio turnover rate	5%	7%	5%	7%	7%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Edge 75 VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.68	$13.81	$12.96	$16.20	$14.79
Investment operations:
Net investment income (loss)(A)	0.29	0.28	0.24	0.21	0.18
Net realized and unrealized gain (loss)	1.94	1.29	1.29	(2.62)	1.73
Total investment operations	2.23	1.57	1.53	(2.41)	1.91
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.28)	(0.25)	(0.20)	(0.17)
Net realized gains	(0.77)	(0.42)	(0.43)	(0.63)	(0.33)
Total dividends and/or distributions to shareholders	(1.08)	(0.70)	(0.68)	(0.83)	(0.50)
Net asset value, end of year	$15.83	$14.68	$13.81	$12.96	$16.20
Total return(B)	15.47%	11.40%	12.09%	(15.06)%	12.94%
Ratio and supplemental data:
Net assets end of year (000’s)	$149,965	$148,546	$152,097	$158,210	$218,989
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.61%	0.61%	0.60%	0.59%	0.58%
Including waiver and/or reimbursement and recapture	0.56%(D)	0.56%(D)	0.55%(D)	0.54%(D)(E)	0.53%(E)
Net investment income (loss) to average net assets	1.89%	1.88%	1.84%	1.50%	1.16%
Portfolio turnover rate	8%	9%	6%	8%	14%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Edge 100 VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.79	$13.31	$13.92	$17.38	$15.16
Investment operations:
Net investment income (loss)(A)	0.22	0.22	0.22	0.20	0.19
Net realized and unrealized gain (loss)	2.48	1.77	1.64	(2.93)	2.58
Total investment operations	2.70	1.99	1.86	(2.73)	2.77
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.20)	(0.28)	(0.18)	(0.16)
Net realized gains	(0.72)	(0.31)	(2.19)	(0.55)	(0.39)
Total dividends and/or distributions to shareholders	(0.96)	(0.51)	(2.47)	(0.73)	(0.55)
Net asset value, end of year	$16.53	$14.79	$13.31	$13.92	$17.38
Total return(B)	18.54%	14.99%	14.47%	(15.76)%	18.36%
Ratio and supplemental data:
Net assets end of year (000’s)	$79,532	$73,687	$66,225	$60,526	$105,304
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.63%	0.63%	0.64%	0.61%	0.60%
Including waiver and/or reimbursement and recapture	0.56%(D)	0.56%(D)	0.56%(D)	0.56%(D)(E)	0.56%(E)
Net investment income (loss) to average net assets	1.42%	1.51%	1.61%	1.35%	1.12%
Portfolio turnover rate	14%	12%	8%	10%	9%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

Transamerica BlackRock iShares Tactical - Balanced VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.23	$9.76	$8.91	$12.31	$12.46
Investment operations:
Net investment income (loss)(A)	0.28	0.32	0.34	0.15	0.08
Net realized and unrealized gain (loss)	1.06	0.55	0.63	(2.48)	0.74
Total investment operations	1.34	0.87	0.97	(2.33)	0.82
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.40)	(0.12)	(0.09)	—
Net realized gains	—	—	—	(0.98)	(0.97)
Total dividends and/or distributions to shareholders	(0.38)	(0.40)	(0.12)	(1.07)	(0.97)
Net asset value, end of year	$11.19	$10.23	$9.76	$8.91	$12.31
Total return(B)	13.23%	8.90%	10.99%	(19.42)%	6.62%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,883	$5,429	$5,180	$5,025	$6,616
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.56%	0.69%	0.89%	0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.49%(D)(E)	0.65%(D)	0.89%	0.86%	0.86%
Net investment income (loss) to average net assets	2.58%	3.20%	3.64%	1.47%	0.60%
Portfolio turnover rate(F)	41%	149%	31%(G)	33%	38%(G)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	TAM has contractually agreed, through May 1, 2026, to waive an additional 0.03% of the Portfolio’s management fee. This amount is not subject to recapture by TAM.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
41%, 220%, 278%, 225% and 156%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

(G)	Excludes sale-buyback transactions.

Transamerica BlackRock iShares Tactical - Balanced VP (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.02	$9.56	$8.73	$12.08	$12.27
Investment operations:
Net investment income (loss)(A)	0.24	0.29	0.31	0.12	0.04
Net realized and unrealized gain (loss)	1.05	0.54	0.62	(2.43)	0.74
Total investment operations	1.29	0.83	0.93	(2.31)	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.37)	(0.10)	(0.06)	—
Net realized gains	—	—	—	(0.98)	(0.97)
Total dividends and/or distributions to shareholders	(0.35)	(0.37)	(0.10)	(1.04)	(0.97)
Net asset value, end of year	$10.96	$10.02	$9.56	$8.73	$12.08
Total return(B)	13.00%	8.69%	10.66%	(19.65)%	6.39%
Ratio and supplemental data:
Net assets end of year (000’s)	$304,823	$324,537	$358,053	$370,773	$525,408
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.80%	0.94%	1.14%	1.11%	1.11%
Including waiver and/or reimbursement and recapture	0.74%(D)(E)	0.90%(D)	1.14%	1.11%	1.11%
Net investment income (loss) to average net assets	2.30%	2.96%	3.39%	1.21%	0.36%
Portfolio turnover rate(F)	41%	149%	31%(G)	33%	38%(G)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)	TAM has contractually agreed, through May 1, 2026, to waive an additional 0.03% of the Portfolio’s management fee. This amount is not subject to recapture by TAM.
(F)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
41%, 220%, 278%, 225% and 156%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

(G)	Excludes sale-buyback transactions.

Transamerica BlackRock iShares Tactical - Conservative VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.86	$9.63	$9.09	$11.84	$12.47
Investment operations:
Net investment income (loss)(A)	0.30	0.32	0.33	0.17	0.13
Net realized and unrealized gain (loss)	0.78	0.30	0.35	(2.17)	0.41
Total investment operations	1.08	0.62	0.68	(2.00)	0.54
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.39)	(0.14)	(0.14)	(0.16)
Net realized gains	—	—	—	(0.61)	(1.01)
Total dividends and/or distributions to shareholders	(0.38)	(0.39)	(0.14)	(0.75)	(1.17)
Net asset value, end of year	$10.56	$9.86	$9.63	$9.09	$11.84
Total return(B)	11.03%	6.42%	7.57%	(17.12)%	4.43%
Ratio and supplemental data:
Net assets end of year (000’s)	$9,075	$8,573	$8,580	$8,782	$11,199
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.58%	0.72%	0.90%(D)	0.87%(D)	0.87%(D)
Including waiver and/or reimbursement and recapture	0.51%(E)(F)	0.69%(E)	0.90%(D)	0.87%(D)	0.87%(D)
Net investment income (loss) to average net assets	2.89%	3.27%	3.58%	1.69%	1.03%
Portfolio turnover rate(G)	35%	162%	28%(H)	34%(H)	60%(H)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Includes interest fee on sale-buyback transactions.
(E)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	TAM has contractually agreed, through May 1, 2026, to waive an additional 0.04% of the Portfolio’s management fee. This amount is not subject to recapture by TAM.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
35%, 245%, 262%, 254% and 172%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

(H)	Excludes sale-buyback transactions.

Transamerica BlackRock iShares Tactical - Conservative VP (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.73	$9.50	$8.97	$11.68	$12.31
Investment operations:
Net investment income (loss)(A)	0.26	0.29	0.31	0.14	0.09
Net realized and unrealized gain (loss)	0.77	0.30	0.33	(2.13)	0.42
Total investment operations	1.03	0.59	0.64	(1.99)	0.51
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.36)	(0.11)	(0.11)	(0.13)
Net realized gains	—	—	—	(0.61)	(1.01)
Total dividends and/or distributions to shareholders	(0.35)	(0.36)	(0.11)	(0.72)	(1.14)
Net asset value, end of year	$10.41	$9.73	$9.50	$8.97	$11.68
Total return(B)	10.65%	6.22%	7.24%	(17.29)%	4.21%
Ratio and supplemental data:
Net assets end of year (000’s)	$142,891	$155,194	$175,880	$187,658	$261,941
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.83%	0.97%	1.15%(D)	1.12%(D)	1.12%(D)
Including waiver and/or reimbursement and recapture	0.76%(E)(F)	0.94%(E)	1.15%(D)	1.12%(D)	1.12%(D)
Net investment income (loss) to average net assets	2.61%	3.01%	3.33%	1.42%	0.78%
Portfolio turnover rate(G)	35%	162%	28%(H)	34%(H)	60%(H)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Includes interest fee on sale-buyback transactions.
(E)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	TAM has contractually agreed, through May 1, 2026, to waive an additional 0.04% of the Portfolio’s management fee. This amount is not subject to recapture by TAM.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
35%, 245%, 262%, 254% and 172%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

(H)	Excludes sale-buyback transactions.

Transamerica BlackRock iShares Tactical - Growth VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.71	$9.93	$8.79	$12.30	$12.11
Investment operations:
Net investment income (loss)(A)	0.24	0.32	0.35	0.11	(0.00)(B)
Net realized and unrealized gain (loss)	1.44	0.86	0.90	(2.23)	1.14
Total investment operations	1.68	1.18	1.25	(2.12)	1.14
Dividends and/or distributions to shareholders:
Net investment income	(0.37)	(0.40)	(0.11)	—	—
Net realized gains	—	—	—	(1.39)	(0.95)
Total dividends and/or distributions to shareholders	(0.37)	(0.40)	(0.11)	(1.39)	(0.95)
Net asset value, end of year	$12.02	$10.71	$9.93	$8.79	$12.30
Total return(C)	15.81%	11.95%	14.25%	(17.80)%	9.51%
Ratio and supplemental data:
Net assets end of year (000’s)	$12,967	$12,152	$11,898	$11,305	$13,976
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.56%	0.71%	0.92%	0.88%	0.88%
Including waiver and/or reimbursement and recapture	0.51%(E)	0.67%(E)	0.92%	0.88%	0.88%
Net investment income (loss) to average net assets	2.13%	3.03%	3.73%	1.11%	(0.00)%(F)
Portfolio turnover rate(G)	49%	125%	25%(H)	32%	38%(H)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(F)	Rounds to less than 0.01% or (0.01)%.
(G)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
49%, 193%, 369%, 328% and 229%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

(H)	Excludes sale-buyback transactions.

Transamerica BlackRock iShares Tactical - Growth VP (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.34	$9.60	$8.50	$11.98	$11.85
Investment operations:
Net investment income (loss)(A)	0.20	0.28	0.31	0.08	(0.03)
Net realized and unrealized gain (loss)	1.40	0.83	0.87	(2.17)	1.11
Total investment operations	1.60	1.11	1.18	(2.09)	1.08
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.37)	(0.08)	—	—
Net realized gains	—	—	—	(1.39)	(0.95)
Total dividends and/or distributions to shareholders	(0.34)	(0.37)	(0.08)	(1.39)	(0.95)
Net asset value, end of year	$11.60	$10.34	$9.60	$8.50	$11.98
Total return(B)	15.58%	11.66%	13.94%	(18.03)%	9.21%
Ratio and supplemental data:
Net assets end of year (000’s)	$219,090	$230,069	$246,011	$249,258	$356,629
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.81%	0.96%	1.17%	1.13%	1.13%
Including waiver and/or reimbursement and recapture	0.76%(D)	0.93%(D)	1.17%	1.13%	1.13%
Net investment income (loss) to average net assets	1.84%	2.77%	3.47%	0.82%	(0.25)%
Portfolio turnover rate(E)	49%	125%	25%(F)	32%	38%(F)

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
TAM has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub-advisory fee waiver by the
Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 49%, 193%, 369%, 328% and
229%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021,
respectively.

(F)	Excludes sale-buyback transactions.

Transamerica BlackRock Real Estate Securities VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.64	$9.72	$9.12	$13.17	$10.69
Investment operations:
Net investment income (loss)(A)	0.25	0.26	0.24	0.24	0.36
Net realized and unrealized gain (loss)	0.67	(0.13)	0.92	(3.91)	2.43
Total investment operations	0.92	0.13	1.16	(3.67)	2.79
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.21)	(0.56)	(0.38)	(0.31)
Net asset value, end of year	$10.37	$9.64	$9.72	$9.12	$13.17
Total return(B)	9.51%	1.25%	13.33%	(28.19)%	26.22%
Ratio and supplemental data:
Net assets end of year (000’s)	$131,750	$272,300	$100,807	$315,322	$965,695
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.86%	0.86%	0.90%	0.78%	0.79%
Including waiver and/or reimbursement and recapture	0.86%	0.86%(C)	0.90%	0.78%	0.79%
Net investment income (loss) to average net assets	2.49%	2.64%	2.55%	2.14%	2.88%
Portfolio turnover rate	102%	61%	60%	62%	62%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.38	$10.45	$9.75	$14.04	$11.39
Investment operations:
Net investment income (loss)(A)	0.24	0.23	0.19	0.21	0.28
Net realized and unrealized gain (loss)	0.73	(0.11)	1.04	(4.16)	2.65
Total investment operations	0.97	0.12	1.23	(3.95)	2.93
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.19)	(0.53)	(0.34)	(0.28)
Net asset value, end of year	$11.19	$10.38	$10.45	$9.75	$14.04
Total return(B)	9.32%	1.03%	13.15%	(28.38)%	25.85%
Ratio and supplemental data:
Net assets end of year (000’s)	$66,610	$67,261	$73,306	$70,263	$106,586
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.11%	1.11%	1.15%	1.03%	1.04%
Including waiver and/or reimbursement and recapture	1.11%	1.11%(C)	1.15%	1.03%	1.04%
Net investment income (loss) to average net assets	2.23%	2.18%	1.98%	1.83%	2.16%
Portfolio turnover rate	102%	61%	60%	62%	62%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica BlackRock Tactical Allocation VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$5.63	$5.23	$5.33	$8.50	$8.87
Investment operations:
Net investment income (loss)(A)	0.13	0.12	0.10	0.17	0.29
Net realized and unrealized gain (loss)	0.53	0.54	0.66	(1.47)	0.40
Total investment operations	0.66	0.66	0.76	(1.30)	0.69
Dividends and/or distributions to shareholders:
Net investment income	(0.37)	(0.26)	(0.37)	(0.60)	(0.48)
Net realized gains	—	—	(0.49)	(1.27)	(0.58)
Total dividends and/or distributions to shareholders	(0.37)	(0.26)	(0.86)	(1.87)	(1.06)
Net asset value, end of year	$5.92	$5.63	$5.23	$5.33	$8.50
Total return(B)	11.94%	12.76%	15.31%	(16.06)%	7.91%
Ratio and supplemental data:
Net assets end of year (000’s)	$27,767	$27,317	$25,978	$24,280	$29,319
Expenses to average net assets(C)	0.17%	0.17%	0.17%	0.15%	0.15%
Net investment income (loss) to average net assets	2.29%	2.21%	1.81%	2.52%	3.22%
Portfolio turnover rate	79%	79%	91%	42%	33%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.89	$13.45	$12.46	$16.97	$16.72
Investment operations:
Net investment income (loss)(A)	0.31	0.28	0.20	0.32	0.50
Net realized and unrealized gain (loss)	1.42	1.39	1.61	(3.01)	0.76
Total investment operations	1.73	1.67	1.81	(2.69)	1.26
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.23)	(0.33)	(0.55)	(0.43)
Net realized gains	—	—	(0.49)	(1.27)	(0.58)
Total dividends and/or distributions to shareholders	(0.32)	(0.23)	(0.82)	(1.82)	(1.01)
Net asset value, end of year	$16.30	$14.89	$13.45	$12.46	$16.97
Total return(B)	11.72%	12.40%	14.88%	(16.21)%	7.63%
Ratio and supplemental data:
Net assets end of year (000’s)	$743,663	$818,069	$891,802	$909,335	$1,253,039
Expenses to average net assets(C)	0.42%	0.42%	0.42%	0.40%	0.40%
Net investment income (loss) to average net assets	2.02%	1.92%	1.54%	2.23%	2.92%
Portfolio turnover rate	79%	79%	91%	42%	33%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

Transamerica Goldman Sachs 70/30 Allocation VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.06	$12.00	$10.68	$14.04	$12.69
Investment operations:
Net investment income (loss)(A)	0.26	0.24	0.24	0.21	0.38
Net realized and unrealized gain (loss)	2.04	1.21	1.48	(2.60)	1.28
Total investment operations	2.30	1.45	1.72	(2.39)	1.66
Contributions from Investment Manager	—	—	—	—	0.03
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.16)	(0.19)	(0.23)	(0.12)
Net realized gains	(0.31)	(0.23)	(0.21)	(0.74)	(0.22)
Total dividends and/or distributions to shareholders	(0.46)	(0.39)	(0.40)	(0.97)	(0.34)
Net asset value, end of year	$14.90	$13.06	$12.00	$10.68	$14.04
Total return(B)	17.77%	12.15%	16.25%	(17.10)%	13.33%(C)
Ratio and supplemental data:
Net assets end of year (000’s)	$16,206	$9,286	$6,227	$4,056	$3,807
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	0.74%	0.97%	1.42%	1.66%	1.72%
Including waiver and/or reimbursement and recapture(E)	0.53%	0.53%	0.52%	0.51%	0.50%
Net investment income (loss) to average net assets	1.88%	1.90%	2.10%	1.79%	2.78%
Portfolio turnover rate	29%	13%	7%	24%	23%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Total return includes the contribution from investment manager. If the investment manager had not made the contribution, total return would have decreased by 0.24%.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)
Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Portfolio through its investments in Underlying
Funds. If the expenses incurred by the Underlying Funds were included in these ratios they would have increased by 0.62%, 0.62%, 0.63%,
0.64% and 0.65%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31,
2021, respectively.

Transamerica Goldman Sachs Managed Risk - Balanced ETF VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.19	$11.55	$11.12	$13.53	$13.10
Investment operations:
Net investment income (loss)(A)	0.33	0.31	0.27	0.20	0.20
Net realized and unrealized gain (loss)	1.00	0.77	1.17	(2.09)	1.05
Total investment operations	1.33	1.08	1.44	(1.89)	1.25
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.30)	(0.21)	(0.22)	(0.19)
Net realized gains	(0.53)	(0.14)	(0.80)	(0.30)	(0.63)
Total dividends and/or distributions to shareholders	(0.89)	(0.44)	(1.01)	(0.52)	(0.82)
Net asset value, end of year	$12.63	$12.19	$11.55	$11.12	$13.53
Total return(B)	11.17%	9.39%	13.41%	(14.07)%	9.65%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,089	$4,872	$4,970	$4,306	$3,985
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.33%	0.33%	0.33%	0.32%	0.32%
Including waiver and/or reimbursement and recapture	0.33%	0.33%	0.33%	0.32%(D)	0.32%(D)
Net investment income (loss) to average net assets	2.69%	2.53%	2.40%	1.66%	1.47%
Portfolio turnover rate	48%	16%	26%	158%	13%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.00	$11.38	$10.96	$13.33	$12.92
Investment operations:
Net investment income (loss)(A)	0.29	0.27	0.24	0.15	0.16
Net realized and unrealized gain (loss)	0.97	0.76	1.15	(2.04)	1.04
Total investment operations	1.26	1.03	1.39	(1.89)	1.20
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.27)	(0.17)	(0.18)	(0.16)
Net realized gains	(0.53)	(0.14)	(0.80)	(0.30)	(0.63)
Total dividends and/or distributions to shareholders	(0.85)	(0.41)	(0.97)	(0.48)	(0.79)
Net asset value, end of year	$12.41	$12.00	$11.38	$10.96	$13.33
Total return(B)	10.77%	9.07%	13.20%	(14.26)%	9.35%
Ratio and supplemental data:
Net assets end of year (000’s)	$3,480,166	$3,758,777	$4,094,912	$4,147,741	$5,491,585
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.58%	0.58%	0.58%	0.57%	0.57%
Including waiver and/or reimbursement and recapture	0.58%	0.58%	0.58%	0.57%(D)	0.57%(D)
Net investment income (loss) to average net assets	2.41%	2.26%	2.10%	1.32%	1.21%
Portfolio turnover rate	48%	16%	26%	158%	13%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica Goldman Sachs Managed Risk - Conservative ETF VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.38	$11.37	$10.99	$12.89	$12.92
Investment operations:
Net investment income (loss)(A)	0.35	0.32	0.29	0.21	0.20
Net realized and unrealized gain (loss)	0.80	0.48	0.87	(1.70)	0.19
Total investment operations	1.15	0.80	1.16	(1.49)	0.39
Dividends and/or distributions to shareholders:
Net investment income	(0.37)	(0.33)	(0.24)	(0.23)	(0.24)
Net realized gains	(0.13)	(0.46)	(0.54)	(0.18)	(0.18)
Total dividends and/or distributions to shareholders	(0.50)	(0.79)	(0.78)	(0.41)	(0.42)
Net asset value, end of year	$12.03	$11.38	$11.37	$10.99	$12.89
Total return(B)	10.27%	7.01%	10.91%	(11.66)%	3.00%
Ratio and supplemental data:
Net assets end of year (000’s)	$22	$19	$22	$19	$20
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.36%	0.35%	0.35%	0.34%	0.33%
Including waiver and/or reimbursement and recapture	0.36%	0.35%	0.35%	0.34%	0.33%
Net investment income (loss) to average net assets	2.97%	2.74%	2.56%	1.82%	1.55%
Portfolio turnover rate	37%	12%	141%	93%	1%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.26	$11.26	$10.89	$12.76	$12.80
Investment operations:
Net investment income (loss)(A)	0.31	0.29	0.25	0.18	0.16
Net realized and unrealized gain (loss)	0.80	0.46	0.86	(1.68)	0.18
Total investment operations	1.11	0.75	1.11	(1.50)	0.34
Dividends and/or distributions to shareholders:
Net investment income	(0.33)	(0.29)	(0.20)	(0.19)	(0.20)
Net realized gains	(0.13)	(0.46)	(0.54)	(0.18)	(0.18)
Total dividends and/or distributions to shareholders	(0.46)	(0.75)	(0.74)	(0.37)	(0.38)
Net asset value, end of year	$11.91	$11.26	$11.26	$10.89	$12.76
Total return(B)	10.07%	6.69%	10.59%	(11.83)%	2.76%
Ratio and supplemental data:
Net assets end of year (000’s)	$385,422	$413,194	$462,426	$489,352	$643,486
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.61%	0.60%	0.60%	0.59%	0.58%
Including waiver and/or reimbursement and recapture	0.61%	0.60%	0.60%	0.59%(D)	0.58%(D)
Net investment income (loss) to average net assets	2.67%	2.49%	2.26%	1.53%	1.28%
Portfolio turnover rate	37%	12%	141%	93%	1%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica Goldman Sachs Managed Risk - Growth ETF VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.63	$10.58	$9.35	$11.81	$10.96
Investment operations:
Net investment income (loss)(A)	0.25	0.23	0.21	0.16	0.16
Net realized and unrealized gain (loss)	1.16	1.20	1.45	(1.83)	1.38
Total investment operations	1.41	1.43	1.66	(1.67)	1.54
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.24)	(0.17)	(0.18)	(0.13)
Net realized gains	(0.74)	(0.14)	(0.26)	(0.61)	(0.56)
Total dividends and/or distributions to shareholders	(1.01)	(0.38)	(0.43)	(0.79)	(0.69)
Net asset value, end of year	$12.03	$11.63	$10.58	$9.35	$11.81
Total return(B)	12.49%	13.52%	18.08%	(14.32)%	14.25%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,223	$5,159	$4,982	$3,886	$4,709
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.34%	0.33%	0.34%	0.33%	0.32%
Including waiver and/or reimbursement and recapture	0.34%	0.33%	0.34%	0.33%(D)	0.32%(D)
Net investment income (loss) to average net assets	2.16%	1.99%	2.10%	1.58%	1.41%
Portfolio turnover rate	68%	13%	3%	197%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.38	$10.36	$9.17	$11.59	$10.76
Investment operations:
Net investment income (loss)(A)	0.22	0.19	0.17	0.13	0.13
Net realized and unrealized gain (loss)	1.13	1.18	1.42	(1.79)	1.36
Total investment operations	1.35	1.37	1.59	(1.66)	1.49
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.21)	(0.14)	(0.15)	(0.10)
Net realized gains	(0.74)	(0.14)	(0.26)	(0.61)	(0.56)
Total dividends and/or distributions to shareholders	(0.97)	(0.35)	(0.40)	(0.76)	(0.66)
Net asset value, end of year	$11.76	$11.38	$10.36	$9.17	$11.59
Total return(B)	12.27%	13.23%	17.68%	(14.52)%	14.05%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,679,976	$1,820,045	$1,940,836	$1,904,091	$2,547,419
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.59%	0.58%	0.58%	0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.59%	0.58%	0.58%	0.58%(D)	0.57%(D)
Net investment income (loss) to average net assets	1.87%	1.71%	1.79%	1.30%	1.12%
Portfolio turnover rate	68%	13%	3%	197%	29%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica Great Lakes Advisors Large Cap Value VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.47	$12.15	$11.41	$12.80	$10.14
Investment operations:
Net investment income (loss)(A)	0.11	0.12	0.12	0.11	0.04
Net realized and unrealized gain (loss)	3.04	1.92	1.30	(1.06)	3.04
Total investment operations	3.15	2.04	1.42	(0.95)	3.08
Dividends and/or distributions to shareholders:
Net investment income	(0.12)	(0.12)	(0.11)	(0.03)	(0.09)
Net realized gains	(0.33)	(0.60)	(0.57)	(0.41)	(0.33)
Total dividends and/or distributions to shareholders	(0.45)	(0.72)	(0.68)	(0.44)	(0.42)
Net asset value, end of year	$16.17	$13.47	$12.15	$11.41	$12.80
Total return(B)	23.65%	16.82%	12.78%	(7.38)%	30.56%
Ratio and supplemental data:
Net assets end of year (000’s)	$82,776	$69,129	$58,408	$54,982	$46,827
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.94%	0.94%	0.97%	0.94%	0.99%
Including waiver and/or reimbursement and recapture	0.94%	0.94%	0.97%	0.94%	1.17%
Net investment income (loss) to average net assets	0.76%	0.91%	1.06%	0.93%	0.38%
Portfolio turnover rate	21%	18%	21%	29%	30%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica International Focus VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.12	$8.67	$7.86	$10.77	$9.84
Investment operations:
Net investment income (loss)(A)	0.02	0.14	0.19	0.19	0.18
Net realized and unrealized gain (loss)	0.55	(0.19)	0.79	(2.36)	0.88
Total investment operations	0.57	(0.05)	0.98	(2.17)	1.06
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.21)	(0.17)	(0.27)	(0.13)
Net realized gains	(0.90)	(0.29)	—	(0.47)	—
Total dividends and/or distributions to shareholders	(1.05)	(0.50)	(0.17)	(0.74)	(0.13)
Net asset value, end of year	$7.64	$8.12	$8.67	$7.86	$10.77
Total return(B)	6.47%	(1.05)%	12.53%	(20.04)%	10.82%
Ratio and supplemental data:
Net assets end of year (000’s)	$219,776	$237,774	$265,064	$262,221	$357,374
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.83%	0.86%	0.85%	0.82%	0.83%
Including waiver and/or reimbursement and recapture	0.83%	0.86%	0.85%	0.82%	0.83%
Net investment income (loss) to average net assets	0.28%	1.60%	2.28%	2.23%	1.71%
Portfolio turnover rate	29%	142%	39%	36%	20%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$7.91	$8.46	$7.67	$10.53	$9.62
Investment operations:
Net investment income (loss)(A)	0.00 (B)	0.11	0.17	0.17	0.15
Net realized and unrealized gain (loss)	0.54	(0.18)	0.77	(2.32)	0.87
Total investment operations	0.54	(0.07)	0.94	(2.15)	1.02
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.19)	(0.15)	(0.24)	(0.11)
Net realized gains	(0.90)	(0.29)	—	(0.47)	—
Total dividends and/or distributions to shareholders	(1.03)	(0.48)	(0.15)	(0.71)	(0.11)
Net asset value, end of year	$7.42	$7.91	$8.46	$7.67	$10.53
Total return(C)	6.24%	(1.33)%	12.27%	(20.29)%	10.63%
Ratio and supplemental data:
Net assets end of year (000’s)	$85,536	$90,198	$97,600	$98,643	$137,574
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.08%	1.11%	1.10%	1.07%	1.08%
Including waiver and/or reimbursement and recapture	1.08%	1.11%(D)	1.10%	1.07%	1.08%
Net investment income (loss) to average net assets	0.04%	1.31%	2.08%	1.98%	1.45%
Portfolio turnover rate	29%	142%	39%	36%	20%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica Janus Balanced VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$17.92	$16.24	$14.70	$20.24	$18.48
Investment operations:
Net investment income (loss)(A)	0.34	0.34	0.30	0.21	0.17
Net realized and unrealized gain (loss)	2.03	2.10	1.92	(3.46)	2.70
Total investment operations	2.37	2.44	2.22	(3.25)	2.87
Dividends and/or distributions to shareholders:
Net investment income	(0.41)	(0.35)	(0.22)	(0.20)	(0.27)
Net realized gains	(2.33)	(0.41)	(0.46)	(2.09)	(0.84)
Total dividends and/or distributions to shareholders	(2.74)	(0.76)	(0.68)	(2.29)	(1.11)
Net asset value, end of year	$17.55	$17.92	$16.24	$14.70	$20.24
Total return(B)	13.72%	15.16%	15.24%	(16.51)%	15.71%
Ratio and supplemental data:
Net assets end of year (000’s)	$18,083	$16,552	$14,732	$12,537	$15,647
Expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income (loss) to average net assets	1.92%	1.94%	1.95%	1.24%	0.86%
Portfolio turnover rate(C)	82%	67%	80%	90%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
90%, 104%, 137%, 188% and 119%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$17.55	$15.92	$14.42	$19.89	$18.18
Investment operations:
Net investment income (loss)(A)	0.29	0.29	0.26	0.16	0.12
Net realized and unrealized gain (loss)	1.99	2.05	1.88	(3.39)	2.65
Total investment operations	2.28	2.34	2.14	(3.23)	2.77
Dividends and/or distributions to shareholders:
Net investment income	(0.36)	(0.30)	(0.18)	(0.15)	(0.22)
Net realized gains	(2.33)	(0.41)	(0.46)	(2.09)	(0.84)
Total dividends and/or distributions to shareholders	(2.69)	(0.71)	(0.64)	(2.24)	(1.06)
Net asset value, end of year	$17.14	$17.55	$15.92	$14.42	$19.89
Total return(B)	13.46%	14.85%	15.01%	(16.77)%	15.44%
Ratio and supplemental data:
Net assets end of year (000’s)	$823,125	$895,000	$933,874	$919,426	$1,264,435
Expenses to average net assets	0.99%	0.99%	0.99%	0.99%	1.00%
Net investment income (loss) to average net assets	1.67%	1.69%	1.69%	0.98%	0.61%
Portfolio turnover rate(C)	82%	67%	80%	90%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
90%, 104%, 137%, 188% and 119%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

Transamerica Janus Mid-Cap Growth VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$32.89	$30.53	$31.45	$44.53	$43.28
Investment operations:
Net investment income (loss)(A)	(0.01)	0.02	0.05	(0.00)(B)	(0.01)
Net realized and unrealized gain (loss)	2.61	4.36	5.02	(7.20)	7.25
Total investment operations	2.60	4.38	5.07	(7.20)	7.24
Dividends and/or distributions to shareholders:
Net investment income	(0.00)(B)	(0.04)	—	—	(0.13)
Net realized gains	(3.92)	(1.98)	(5.99)	(5.88)	(5.86)
Total dividends and/or distributions to shareholders	(3.92)	(2.02)	(5.99)	(5.88)	(5.99)
Net asset value, end of year	$31.57	$32.89	$30.53	$31.45	$44.53
Total return(C)	8.11%	14.39%	17.04%	(16.72)%	17.30%
Ratio and supplemental data:
Net assets end of year (000’s)	$694,865	$694,770	$803,925	$715,712	$1,160,263
Expenses to average net assets	0.84%	0.84%	0.86%	0.81%	0.82%
Net investment income (loss) to average net assets	(0.02)%	0.07%	0.15%	(0.00)%(D)	(0.03)%
Portfolio turnover rate	19%	14%	14%	17%	25%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$29.69	$27.77	$29.15	$41.87	$41.04
Investment operations:
Net investment income (loss)(A)	(0.08)	(0.05)	(0.03)	(0.08)	(0.07)
Net realized and unrealized gain (loss)	2.35	3.95	4.64	(6.76)	6.80
Total investment operations	2.27	3.90	4.61	(6.84)	6.73
Dividends and/or distributions to shareholders:
Net investment income	—	—	—	—	(0.04)
Net realized gains	(3.92)	(1.98)	(5.99)	(5.88)	(5.86)
Total dividends and/or distributions to shareholders	(3.92)	(1.98)	(5.99)	(5.88)	(5.90)
Net asset value, end of year	$28.04	$29.69	$27.77	$29.15	$41.87
Total return(B)	7.85%	14.07%	16.80%	(16.93)%	16.99%
Ratio and supplemental data:
Net assets end of year (000’s)	$221,774	$223,523	$213,161	$196,429	$271,568
Expenses to average net assets	1.09%	1.09%	1.11%	1.06%	1.07%
Net investment income (loss) to average net assets	(0.27)%	(0.17)%	(0.10)%	(0.24)%	(0.16)%
Portfolio turnover rate	19%	14%	14%	17%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica JPMorgan Asset Allocation - Conservative VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.93	$8.62	$8.24	$11.50	$11.30
Investment operations:
Net investment income (loss)(A)	0.34	0.31	0.20	0.20	0.50
Net realized and unrealized gain (loss)	0.60	0.18	0.37	(1.93)	0.16
Total investment operations	0.94	0.49	0.57	(1.73)	0.66
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.18)	(0.19)	(0.58)	(0.28)
Net realized gains	—	—	—	(0.95)	(0.18)
Total dividends and/or distributions to shareholders	(0.38)	(0.18)	(0.19)	(1.53)	(0.46)
Net asset value, end of year	$9.49	$8.93	$8.62	$8.24	$11.50
Total return(B)	10.63%	5.72%	7.05%	(15.35)%	5.90%
Ratio and supplemental data:
Net assets end of year (000’s)	$157,007	$158,423	$164,970	$169,834	$227,524
Expenses to average net assets(C)	0.17%	0.17%	0.16%	0.15%	0.15%
Net investment income (loss) to average net assets	3.71%	3.48%	2.42%	2.06%	4.36%
Portfolio turnover rate	23%	16%	40%	24%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.80	$8.49	$8.11	$11.34	$11.15
Investment operations:
Net investment income (loss)(A)	0.31	0.28	0.18	0.17	0.47
Net realized and unrealized gain (loss)	0.59	0.19	0.37	(1.91)	0.16
Total investment operations	0.90	0.47	0.55	(1.74)	0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.16)	(0.17)	(0.54)	(0.26)
Net realized gains	—	—	—	(0.95)	(0.18)
Total dividends and/or distributions to shareholders	(0.35)	(0.16)	(0.17)	(1.49)	(0.44)
Net asset value, end of year	$9.35	$8.80	$8.49	$8.11	$11.34
Total return(B)	10.36%	5.52%	6.83%	(15.61)%	5.63%
Ratio and supplemental data:
Net assets end of year (000’s)	$559,657	$610,657	$688,850	$757,919	$1,039,178
Expenses to average net assets(C)	0.42%	0.42%	0.41%	0.40%	0.40%
Net investment income (loss) to average net assets	3.44%	3.21%	2.15%	1.80%	4.14%
Portfolio turnover rate	23%	16%	40%	24%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

Transamerica JPMorgan Asset Allocation - Moderate Growth VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.06	$10.08	$9.59	$14.47	$13.30
Investment operations:
Net investment income (loss)(A)	0.34	0.26	0.17	0.22	0.61
Net realized and unrealized gain (loss)	1.10	0.85	0.96	(2.68)	1.23
Total investment operations	1.44	1.11	1.13	(2.46)	1.84
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.13)	(0.20)	(0.68)	(0.31)
Net realized gains	—	—	(0.44)	(1.74)	(0.36)
Total dividends and/or distributions to shareholders	(0.32)	(0.13)	(0.64)	(2.42)	(0.67)
Net asset value, end of year	$12.18	$11.06	$10.08	$9.59	$14.47
Total return(B)	13.13%	11.05%	12.21%	(17.35)%	13.95%
Ratio and supplemental data:
Net assets end of year (000’s)	$847,409	$824,238	$818,927	$796,606	$1,048,517
Expenses to average net assets(C)	0.15%	0.16%	0.16%	0.15%	0.15%
Net investment income (loss) to average net assets	2.94%	2.40%	1.73%	1.91%	4.26%
Portfolio turnover rate	23%	18%	36%	10%	21%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.81	$9.86	$9.39	$14.21	$13.07
Investment operations:
Net investment income (loss)(A)	0.30	0.22	0.14	0.19	0.57
Net realized and unrealized gain (loss)	1.08	0.83	0.94	(2.63)	1.21
Total investment operations	1.38	1.05	1.08	(2.44)	1.78
Dividends and/or distributions to shareholders:
Net investment income	(0.29)	(0.10)	(0.17)	(0.64)	(0.28)
Net realized gains	—	—	(0.44)	(1.74)	(0.36)
Total dividends and/or distributions to shareholders	(0.29)	(0.10)	(0.61)	(2.38)	(0.64)
Net asset value, end of year	$11.90	$10.81	$9.86	$9.39	$14.21
Total return(B)	12.84%	10.70%	11.93%	(17.53)%	13.70%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,292,462	$2,463,434	$2,662,878	$2,779,623	$3,834,114
Expenses to average net assets(C)	0.41%	0.41%	0.41%	0.40%	0.40%
Net investment income (loss) to average net assets	2.65%	2.12%	1.46%	1.64%	4.05%
Portfolio turnover rate	23%	18%	36%	10%	21%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

Transamerica JPMorgan Asset Allocation - Moderate VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.90	$10.25	$9.67	$13.66	$12.83
Investment operations:
Net investment income (loss)(A)	0.37	0.32	0.20	0.23	0.56
Net realized and unrealized gain (loss)	0.91	0.50	0.67	(2.39)	0.62
Total investment operations	1.28	0.82	0.87	(2.16)	1.18
Dividends and/or distributions to shareholders:
Net investment income	(0.38)	(0.17)	(0.21)	(0.64)	(0.26)
Net realized gains	—	—	(0.08)	(1.19)	(0.09)
Total dividends and/or distributions to shareholders	(0.38)	(0.17)	(0.29)	(1.83)	(0.35)
Net asset value, end of year	$11.80	$10.90	$10.25	$9.67	$13.66
Total return(B)	11.89%	8.02%	9.10%	(16.08)%	9.18%
Ratio and supplemental data:
Net assets end of year (000’s)	$401,592	$394,762	$401,446	$402,196	$539,029
Expenses to average net assets(C)	0.15%	0.15%	0.15%	0.15%	0.14%
Net investment income (loss) to average net assets	3.29%	2.96%	2.08%	1.99%	4.19%
Portfolio turnover rate	22%	17%	36%	18%	18%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.69	$10.06	$9.49	$13.43	$12.62
Investment operations:
Net investment income (loss)(A)	0.33	0.28	0.18	0.19	0.54
Net realized and unrealized gain (loss)	0.89	0.49	0.65	(2.33)	0.59
Total investment operations	1.22	0.77	0.83	(2.14)	1.13
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.14)	(0.18)	(0.61)	(0.23)
Net realized gains	—	—	(0.08)	(1.19)	(0.09)
Total dividends and/or distributions to shareholders	(0.35)	(0.14)	(0.26)	(1.80)	(0.32)
Net asset value, end of year	$11.56	$10.69	$10.06	$9.49	$13.43
Total return(B)	11.54%	7.70%	8.86%	(16.25)%	8.93%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,187,846	$4,428,860	$4,761,261	$4,939,133	$6,584,121
Expenses to average net assets(C)	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income (loss) to average net assets	3.02%	2.69%	1.82%	1.74%	4.07%
Portfolio turnover rate	22%	17%	36%	18%	18%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

Transamerica JPMorgan Diversified Equity Allocation VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.68	$10.36	$8.88	$15.70	$14.19
Investment operations:
Net investment income (loss)(A)	0.27	0.17	0.15	0.19	0.73
Net realized and unrealized gain (loss)	1.98	1.53	1.64	(3.59)	2.03
Total investment operations	2.25	1.70	1.79	(3.40)	2.76
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.16)	(0.17)	(0.79)	(0.27)
Net realized gains	(0.36)	(0.22)	(0.14)	(2.63)	(0.98)
Total dividends and/or distributions to shareholders	(0.55)	(0.38)	(0.31)	(3.42)	(1.25)
Net asset value, end of year	$13.38	$11.68	$10.36	$8.88	$15.70
Total return(B)	19.45%	16.37%	20.34%	(22.57)%	19.64%
Ratio and supplemental data:
Net assets end of year (000’s)	$829,919	$757,180	$704,377	$624,660	$862,525
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.16%	0.16%	0.17%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.16%	0.16%	0.17%(D)	0.15%	0.15%
Net investment income (loss) to average net assets	2.14%	1.52%	1.52%	1.64%	4.68%
Portfolio turnover rate	17%	23%	45%	13%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.48	$10.19	$8.74	$15.50	$14.03
Investment operations:
Net investment income (loss)(A)	0.23	0.14	0.12	0.16	0.69
Net realized and unrealized gain (loss)	1.94	1.50	1.61	(3.55)	2.00
Total investment operations	2.17	1.64	1.73	(3.39)	2.69
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.13)	(0.14)	(0.74)	(0.24)
Net realized gains	(0.36)	(0.22)	(0.14)	(2.63)	(0.98)
Total dividends and/or distributions to shareholders	(0.52)	(0.35)	(0.28)	(3.37)	(1.22)
Net asset value, end of year	$13.13	$11.48	$10.19	$8.74	$15.50
Total return(B)	19.06%	16.10%	20.00%	(22.74)%	19.35%
Ratio and supplemental data:
Net assets end of year (000’s)	$306,819	$295,183	$277,934	$250,328	$353,737
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.41%	0.41%	0.42%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.41%	0.41%	0.42%(D)	0.40%	0.40%
Net investment income (loss) to average net assets	1.87%	1.26%	1.27%	1.38%	4.49%
Portfolio turnover rate	17%	23%	45%	13%	22%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica JPMorgan Enhanced Index VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$28.57	$23.91	$19.77	$27.67	$24.07
Investment operations:
Net investment income (loss)(A)	0.17	0.19	0.20	0.21	0.18
Net realized and unrealized gain (loss)	4.27	5.55	5.18	(5.08)	6.83
Total investment operations	4.44	5.74	5.38	(4.87)	7.01
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.18)	(0.18)	(0.16)	(0.22)
Net realized gains	(3.57)	(0.90)	(1.06)	(2.87)	(3.19)
Total dividends and/or distributions to shareholders	(3.78)	(1.08)	(1.24)	(3.03)	(3.41)
Net asset value, end of year	$29.23	$28.57	$23.91	$19.77	$27.67
Total return(B)	16.21%	24.23%	27.66%	(18.35)%	30.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,653,168	$3,069,750	$2,448,269	$1,852,968	$2,105,664
Expenses to average net assets	0.61%	0.61%	0.62%	0.62%	0.62%
Net investment income (loss) to average net assets	0.59%	0.71%	0.93%	0.91%	0.68%
Portfolio turnover rate	28%	40%	30%	33%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$28.36	$23.76	$19.65	$27.51	$23.96
Investment operations:
Net investment income (loss)(A)	0.10	0.12	0.15	0.15	0.11
Net realized and unrealized gain (loss)	4.23	5.51	5.15	(5.04)	6.79
Total investment operations	4.33	5.63	5.30	(4.89)	6.90
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.13)	(0.13)	(0.10)	(0.16)
Net realized gains	(3.57)	(0.90)	(1.06)	(2.87)	(3.19)
Total dividends and/or distributions to shareholders	(3.72)	(1.03)	(1.19)	(2.97)	(3.35)
Net asset value, end of year	$28.97	$28.36	$23.76	$19.65	$27.51
Total return(B)	15.90%	23.90%	27.39%	(18.55)%	29.79%
Ratio and supplemental data:
Net assets end of year (000’s)	$177,804	$167,185	$132,671	$101,706	$135,501
Expenses to average net assets	0.86%	0.86%	0.87%	0.87%	0.87%
Net investment income (loss) to average net assets	0.34%	0.46%	0.68%	0.65%	0.43%
Portfolio turnover rate	28%	40%	30%	33%	40%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica JPMorgan International Moderate Growth VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.13	$9.16	$8.53	$12.01	$11.16
Investment operations:
Net investment income (loss)(A)	0.32	0.29	0.25	0.15	0.47
Net realized and unrealized gain (loss)	1.31	(0.09)	0.52	(2.23)	0.56
Total investment operations	1.63	0.20	0.77	(2.08)	1.03
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.23)	(0.14)	(0.53)	(0.18)
Net realized gains	—	—	—	(0.87)	—
Total dividends and/or distributions to shareholders	(0.34)	(0.23)	(0.14)	(1.40)	(0.18)
Net asset value, end of year	$10.42	$9.13	$9.16	$8.53	$12.01
Total return(B)	18.02%	2.03%	9.16%	(17.28)%	9.25%
Ratio and supplemental data:
Net assets end of year (000’s)	$16,552	$14,833	$14,859	$14,445	$18,219
Expenses to average net assets(C)	0.18%	0.18%	0.18%	0.16%	0.16%
Net investment income (loss) to average net assets	3.23%	3.08%	2.79%	1.58%	3.99%
Portfolio turnover rate	36%	25%	35%	11%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.03	$9.05	$8.43	$11.88	$11.05
Investment operations:
Net investment income (loss)(A)	0.28	0.25	0.21	0.13	0.42
Net realized and unrealized gain (loss)	1.30	(0.07)	0.53	(2.21)	0.56
Total investment operations	1.58	0.18	0.74	(2.08)	0.98
Dividends and/or distributions to shareholders:
Net investment income	(0.31)	(0.20)	(0.12)	(0.50)	(0.15)
Net realized gains	—	—	—	(0.87)	—
Total dividends and/or distributions to shareholders	(0.31)	(0.20)	(0.12)	(1.37)	(0.15)
Net asset value, end of year	$10.30	$9.03	$9.05	$8.43	$11.88
Total return(B)	17.67%	1.89%	8.70%	(17.42)%	9.01%
Ratio and supplemental data:
Net assets end of year (000’s)	$336,371	$341,584	$395,755	$423,020	$590,096
Expenses to average net assets(C)	0.43%	0.43%	0.43%	0.41%	0.41%
Net investment income (loss) to average net assets	2.88%	2.73%	2.46%	1.29%	3.60%
Portfolio turnover rate	36%	25%	35%	11%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

Transamerica JPMorgan Tactical Allocation VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.48	$12.29	$11.52	$15.60	$16.13
Investment operations:
Net investment income (loss)(A)	0.37	0.35	0.28	0.20	0.22
Net realized and unrealized gain (loss)	0.74	0.20	0.72	(2.46)	0.57
Total investment operations	1.11	0.55	1.00	(2.26)	0.79
Dividends and/or distributions to shareholders:
Net investment income	(0.44)	(0.36)	(0.23)	(0.27)	(0.31)
Net realized gains	—	—	—	(1.55)	(1.01)
Total dividends and/or distributions to shareholders	(0.44)	(0.36)	(0.23)	(1.82)	(1.32)
Net asset value, end of year	$13.15	$12.48	$12.29	$11.52	$15.60
Total return(B)	9.01%	4.44%	8.90%	(14.80)%	4.91%
Ratio and supplemental data:
Net assets end of year (000’s)	$60,643	$59,969	$61,743	$63,613	$81,871
Expenses to average net assets(C)	0.80%	0.79%	0.77%	0.75%	0.77%
Net investment income (loss) to average net assets	2.91%	2.77%	2.37%	1.52%	1.39%
Portfolio turnover rate(D)	47%	86%	65%	106%	83%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 47%, 86%, 69%, 162% and 106%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.41	$13.17	$12.33	$16.54	$17.03
Investment operations:
Net investment income (loss)(A)	0.37	0.34	0.27	0.18	0.19
Net realized and unrealized gain (loss)	0.79	0.22	0.76	(2.61)	0.59
Total investment operations	1.16	0.56	1.03	(2.43)	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.40)	(0.32)	(0.19)	(0.23)	(0.26)
Net realized gains	—	—	—	(1.55)	(1.01)
Total dividends and/or distributions to shareholders	(0.40)	(0.32)	(0.19)	(1.78)	(1.27)
Net asset value, end of year	$14.17	$13.41	$13.17	$12.33	$16.54
Total return(B)	8.75%	4.24%	8.57%	(15.03)%	4.63%
Ratio and supplemental data:
Net assets end of year (000’s)	$798,184	$866,201	$971,435	$1,025,029	$1,354,922
Expenses to average net assets(C)	1.05%	1.03%	1.01%	1.00%	1.02%
Net investment income (loss) to average net assets	2.66%	2.52%	2.12%	1.26%	1.14%
Portfolio turnover rate(D)	47%	86%	65%	106%	83%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been 47%, 86%, 69%, 162% and 106%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

Transamerica Madison Diversified Income VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.08	$10.98	$11.29	$15.03	$14.34
Investment operations:
Net investment income (loss)(A)	0.28	0.26	0.24	0.22	0.18
Net realized and unrealized gain (loss)	0.52	0.12	0.19	(1.74)	0.94
Total investment operations	0.80	0.38	0.43	(1.52)	1.12
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.28)	(0.23)	(0.23)	(0.24)
Net realized gains	—	—	(0.51)	(1.99)	(0.19)
Total dividends and/or distributions to shareholders	(0.32)	(0.28)	(0.74)	(2.22)	(0.43)
Net asset value, end of year	$11.56	$11.08	$10.98	$11.29	$15.03
Total return(B)	7.22%	3.47%	3.97%	(10.38)%	7.87%
Ratio and supplemental data:
Net assets end of year (000’s)	$106,725	$113,613	$129,546	$143,440	$176,032
Expenses to average net assets	1.09%	1.08%	1.08%	1.06%	1.05%
Net investment income (loss) to average net assets	2.43%	2.37%	2.19%	1.69%	1.21%
Portfolio turnover rate	16%	17%	31%	32%	33%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica Market Participation Strategy VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$11.32	$10.00	$9.00	$14.11	$13.78
Investment operations:
Net investment income (loss)(A)	0.12	0.12	0.14	0.04	0.01
Net realized and unrealized gain (loss)	0.99	1.37	0.90	(2.07)	1.92
Total investment operations	1.11	1.49	1.04	(2.03)	1.93
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.17)	(0.04)	(0.00)(B)	(0.07)
Net realized gains	(0.42)	—	—	(3.08)	(1.53)
Total dividends and/or distributions to shareholders	(0.57)	(0.17)	(0.04)	(3.08)	(1.60)
Net asset value, end of year	$11.86	$11.32	$10.00	$9.00	$14.11
Total return(C)	10.02%	14.94%	11.55%	(15.30)%	14.45%
Ratio and supplemental data:
Net assets end of year (000’s)	$278,245	$306,770	$324,912	$336,365	$460,349
Expenses to average net assets	0.98%	0.98%	0.98%	0.97%	0.96%
Net investment income (loss) to average net assets	1.07%	1.12%	1.46%	0.35%	0.04%
Portfolio turnover rate	25%	10%	16%	3%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica Morgan Stanley Capital Growth VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$8.02	$5.56	$3.79	$29.23	$38.86
Investment operations:
Net investment income (loss)(A)	(0.05)	(0.02)	(0.02)	(0.06)	(0.25)
Net realized and unrealized gain (loss)	1.67	2.48	1.79	(15.27)	1.48
Total investment operations	1.62	2.46	1.77	(15.33)	1.23
Dividends and/or distributions to shareholders:
Net realized gains	—	—	—	(10.11)	(10.86)
Net asset value, end of year	$9.64	$8.02	$5.56	$3.79	$29.23
Total return(B)	20.20%	44.24%	46.70%	(59.84)%	(0.53)%
Ratio and supplemental data:
Net assets end of year (000’s)	$184,838	$168,914	$134,260	$326,844	$1,621,984
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.77%	0.74%	0.85%	0.76%	0.72%
Including waiver and/or reimbursement and recapture	0.76%	0.76%	0.76%	0.76%(C)	0.72%
Net investment income (loss) to average net assets	(0.52)%	(0.41)%	(0.34)%	(0.56)%	(0.66)%
Portfolio turnover rate	66%	45%	28%	37%	59%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$6.85	$6.52	$7.38	$10.45	$10.28
Investment operations:
Net investment income (loss)(A)	1.01	0.69	(0.03)	1.43	1.32
Net realized and unrealized gain (loss)	(0.07)	(0.36)	0.62	(3.09)	(0.59)
Total investment operations	0.94	0.33	0.59	(1.66)	0.73
Dividends and/or distributions to shareholders:
Net investment income	(0.85)	—	(1.45)	(1.41)	(0.56)
Net realized gains	—	—	—	—	—
Total dividends and/or distributions to shareholders	(0.85)	—	(1.45)	(1.41)	(0.56)
Net asset value, end of year	$6.94	$6.85	$6.52	$7.38	$10.45
Total return(B)	14.21%	5.06%	9.00%	(16.23)%	7.18%
Ratio and supplemental data:
Net assets end of year (000’s)	$188,408	$199,511	$220,195	$226,187	$300,295
Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture	0.51%	0.50%	0.51%	0.50%	0.48%
Including waiver and/or reimbursement and recapture	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income (loss) to average net assets	14.48%	10.23%	(0.35)%	16.41%	12.45%
Portfolio turnover rate	— %	— %	2%	2%	— %

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

Transamerica Morgan Stanley Global Allocation VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$5.25	$5.50	$5.25	$9.14	$9.92
Investment operations:
Net investment income (loss)(A)	0.10	0.11	0.11	0.06	0.08
Net realized and unrealized gain (loss)	0.80	0.30	0.59	(1.60)	0.73
Total investment operations	0.90	0.41	0.70	(1.54)	0.81
Dividends and/or distributions to shareholders:
Net investment income	(0.91)	(0.66)	—	(0.06)	(0.13)
Net realized gains	—	—	(0.45)	(2.29)	(1.46)
Total dividends and/or distributions to shareholders	(0.91)	(0.66)	(0.45)	(2.35)	(1.59)
Net asset value, end of year	$5.24	$5.25	$5.50	$5.25	$9.14
Total return(B)	17.85%	7.27%	13.89%	(17.51)%	8.42%
Ratio and supplemental data:
Net assets end of year (000’s)	$189,700	$198,629	$221,294	$210,172	$299,521
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.75%	0.77%	0.78%	0.79%	0.73%
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	0.75%	0.82%(C)	0.98%(C)	0.89%	0.84%(D)
Net investment income (loss) to average net assets	1.80%	2.01%	1.99%	0.86%	0.82%
Portfolio turnover rate(E)	56%	59%	82%	51%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Includes interest expense outside the operating expense limit.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
96%, 111%, 126%, 128% and 128%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

Transamerica Morgan Stanley Global Allocation VP (continued)
For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.98	$12.73	$11.61	$16.84	$17.04
Investment operations:
Net investment income (loss)(A)	0.21	0.23	0.21	0.09	0.08
Net realized and unrealized gain (loss)	2.03	0.64	1.36	(3.02)	1.27
Total investment operations	2.24	0.87	1.57	(2.93)	1.35
Dividends and/or distributions to shareholders:
Net investment income	(0.87)	(0.62)	—	(0.01)	(0.09)
Net realized gains	—	—	(0.45)	(2.29)	(1.46)
Total dividends and/or distributions to shareholders	(0.87)	(0.62)	(0.45)	(2.30)	(1.55)
Net asset value, end of year	$14.35	$12.98	$12.73	$11.61	$16.84
Total return(B)	17.51%	6.78%	13.69%	(17.76)%	8.18%
Ratio and supplemental data:
Net assets end of year (000’s)	$705,144	$733,968	$822,967	$849,607	$1,181,323
Expenses to average net assets
Excluding dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.00%	1.02%	1.03%	1.00%	0.97%
Including dividend and interest expenses related to short sales, interest, taxes, brokerage commissions and extraordinary expenses	1.00%	1.07%(C)	1.23%(C)	1.10%	1.08%(D)
Net investment income (loss) to average net assets	1.55%	1.76%	1.74%	0.62%	0.48%
Portfolio turnover rate(E)	56%	59%	82%	51%	65%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Includes interest expense outside the operating expense limit.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
96%, 111%, 126%, 128% and 128%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

Transamerica MSCI EAFE Index VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.74	$12.63	$10.98	$13.25	$12.10
Investment operations:
Net investment income (loss)(A)	0.39	0.36	0.33	0.34	0.35
Net realized and unrealized gain (loss)	3.58	0.09	1.62	(2.25)	1.01
Total investment operations	3.97	0.45	1.95	(1.91)	1.36
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.34)	(0.30)	(0.36)	(0.21)
Net asset value, end of year	$16.36	$12.74	$12.63	$10.98	$13.25
Total return(B)	31.30%	3.32%	17.92%	(14.28)%	11.26%
Ratio and supplemental data:
Net assets end of year (000’s)	$12,606	$12,115	$11,862	$7,307	$8,288
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.37%	0.31%	0.36%	0.50%	0.34%
Including waiver and/or reimbursement and recapture	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income (loss) to average net assets	2.66%	2.69%	2.75%	3.04%	2.67%
Portfolio turnover rate	6%	3%	6%	4%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.66	$12.55	$10.93	$13.18	$12.04
Investment operations:
Net investment income (loss)(A)	0.35	0.31	0.30	0.31	0.31
Net realized and unrealized gain (loss)	3.55	0.11	1.59	(2.23)	1.02
Total investment operations	3.90	0.42	1.89	(1.92)	1.33
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.31)	(0.27)	(0.33)	(0.19)
Net asset value, end of year	$16.24	$12.66	$12.55	$10.93	$13.18
Total return(B)	30.93%	3.15%	17.46%	(14.45)%	10.95%
Ratio and supplemental data:
Net assets end of year (000’s)	$117,487	$84,616	$71,526	$59,610	$70,417
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62%	0.56%	0.61%	0.75%	0.59%
Including waiver and/or reimbursement and recapture	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income (loss) to average net assets	2.38%	2.39%	2.55%	2.77%	2.41%
Portfolio turnover rate	6%	3%	6%	4%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica Multi-Managed Balanced VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$16.60	$15.37	$13.60	$18.68	$17.04
Investment operations:
Net investment income (loss)(A)	0.31	0.32	0.28	0.22	0.17
Net realized and unrealized gain (loss)	1.76	1.96	2.23	(3.14)	2.68
Total investment operations	2.07	2.28	2.51	(2.92)	2.85
Dividends and/or distributions to shareholders:
Net investment income	(0.37)	(0.33)	(0.24)	(0.20)	(0.21)
Net realized gains	(2.20)	(0.72)	(0.50)	(1.96)	(1.00)
Total dividends and/or distributions to shareholders	(2.57)	(1.05)	(0.74)	(2.16)	(1.21)
Net asset value, end of year	$16.10	$16.60	$15.37	$13.60	$18.68
Total return(B)	13.06%	14.94%	18.73%	(16.28)%	17.04%
Ratio and supplemental data:
Net assets end of year (000’s)	$347,672	$338,916	$325,714	$292,382	$381,588
Expenses to average net assets	0.64%	0.63%	0.64%	0.62%	0.61%
Net investment income (loss) to average net assets	1.85%	1.93%	1.92%	1.43%	0.97%
Portfolio turnover rate(C)	44%	42%	35%	33%	35%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
139%, 138%, 135%, 128% and 119%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$16.06	$14.90	$13.20	$18.19	$16.62
Investment operations:
Net investment income (loss)(A)	0.25	0.27	0.23	0.18	0.13
Net realized and unrealized gain (loss)	1.70	1.90	2.17	(3.06)	2.61
Total investment operations	1.95	2.17	2.40	(2.88)	2.74
Dividends and/or distributions to shareholders:
Net investment income	(0.32)	(0.29)	(0.20)	(0.15)	(0.17)
Net realized gains	(2.20)	(0.72)	(0.50)	(1.96)	(1.00)
Total dividends and/or distributions to shareholders	(2.52)	(1.01)	(0.70)	(2.11)	(1.17)
Net asset value, end of year	$15.49	$16.06	$14.90	$13.20	$18.19
Total return(B)	12.73%	14.64%	18.44%	(16.49)%	16.79%
Ratio and supplemental data:
Net assets end of year (000’s)	$997,527	$1,098,584	$1,198,991	$1,186,551	$1,619,087
Expenses to average net assets	0.89%	0.88%	0.89%	0.87%	0.86%
Net investment income (loss) to average net assets	1.60%	1.68%	1.66%	1.18%	0.72%
Portfolio turnover rate(C)	44%	42%	35%	33%	35%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)
Excluding TBA transactions. Had TBA transactions been included, the portfolio turnover rate would have been
139%, 138%, 135%, 128% and 119%, for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022
and December 31, 2021, respectively.

Transamerica PineBridge Inflation Opportunities VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.57	$9.74	$9.80	$11.37	$11.08
Investment operations:
Net investment income (loss)(A)	0.24	0.27	0.29	0.62	0.45
Net realized and unrealized gain (loss)	0.29	(0.06)	0.24	(1.76)	0.00 (B)
Total investment operations	0.53	0.21	0.53	(1.14)	0.45
Dividends and/or distributions to shareholders:
Net investment income	(0.37)	(0.38)	(0.59)	(0.43)	(0.16)
Net asset value, end of year	$9.73	$9.57	$9.74	$9.80	$11.37
Total return(C)	5.56%	2.07%	5.67%	(10.21)%	4.08%
Ratio and supplemental data:
Net assets end of year (000’s)	$13	$197	$134	$98	$184
Expenses to average net assets(D)	0.56%	0.53%	0.59%	0.56%	0.57%
Net investment income (loss) to average net assets	2.42%	2.73%	2.97%	5.84%	4.01%
Portfolio turnover rate	20%	34%	22%	43%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$9.74	$9.90	$9.94	$11.54	$11.24
Investment operations:
Net investment income (loss)(A)	0.35	0.24	0.27	0.59	0.39
Net realized and unrealized gain (loss)	0.17	(0.06)	0.25	(1.79)	0.04
Total investment operations	0.52	0.18	0.52	(1.20)	0.43
Dividends and/or distributions to shareholders:
Net investment income	(0.34)	(0.34)	(0.56)	(0.40)	(0.13)
Net asset value, end of year	$9.92	$9.74	$9.90	$9.94	$11.54
Total return(B)	5.35%	1.82%	5.44%	(10.55)%	3.86%
Ratio and supplemental data:
Net assets end of year (000’s)	$86,925	$100,842	$124,408	$144,585	$168,860
Expenses to average net assets(C)	0.81%	0.78%	0.84%	0.81%	0.82%
Net investment income (loss) to average net assets	3.49%	2.43%	2.75%	5.54%	3.40%
Portfolio turnover rate	20%	34%	22%	43%	32%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Does not include expenses of the underlying investments in which the Portfolio invests.

Transamerica ProFund UltraBear VP

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022 (A)	December 31, 2021 (A)
Net asset value, beginning of year	$5.67	$8.28	$12.31	$9.41	$16.51
Investment operations:
Net investment income (loss)(B)	0.04	0.10	0.14	(0.02)	(0.15)
Net realized and unrealized gain (loss)	(1.60)	(2.57)	(4.17)	2.92	(6.95)
Total investment operations	(1.56)	(2.47)	(4.03)	2.90	(7.10)
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.14)	—	—	—
Net asset value, end of year	$4.00	$5.67	$8.28	$12.31	$9.41
Total return(C)	(27.61)%	(29.96)%	(32.74)%	23.10%	(38.46)%
Ratio and supplemental data:
Net assets end of year (000’s)	$9,181	$11,535	$21,022	$31,709	$7,424
Expenses to average net assets(D)
Excluding waiver and/or reimbursement and recapture	1.52%	1.36%	1.33%	1.27%	1.58%
Including waiver and/or reimbursement and recapture	1.24%(E)	1.23%	1.23%	1.23%	1.24%(E)
Net investment income (loss) to average net assets	0.76%	1.46%	1.34%	(0.60)%	(1.24)%
Portfolio turnover rate	— %	— %	— %	— %	— %

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Includes interest expense outside the operating expense limit.

Transamerica S&P 500 Index VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$24.46	$20.14	$16.37	$20.52	$16.39
Investment operations:
Net investment income (loss)(A)	0.29	0.29	0.28	0.26	0.23
Net realized and unrealized gain (loss)	4.00	4.67	3.96	(3.97)	4.41
Total investment operations	4.29	4.96	4.24	(3.71)	4.64
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.21)	(0.22)	(0.21)	(0.18)
Net realized gains	(0.13)	(0.43)	(0.25)	(0.23)	(0.33)
Total dividends and/or distributions to shareholders	(0.36)	(0.64)	(0.47)	(0.44)	(0.51)
Net asset value, end of year	$28.39	$24.46	$20.14	$16.37	$20.52
Total return(B)	17.65%	24.82%	26.09%	(18.22)%	28.50%
Ratio and supplemental data:
Net assets end of year (000’s)	$332,827	$258,402	$141,895	$59,133	$39,034
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.13%	0.12%	0.14%	0.13%	0.13%
Including waiver and/or reimbursement and recapture	0.13%	0.12%	0.14%(C)	0.14%	0.14%
Net investment income (loss) to average net assets	1.12%	1.25%	1.54%	1.48%	1.24%
Portfolio turnover rate	4%	2%	8%	5%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$24.27	$20.00	$16.27	$20.40	$16.32
Investment operations:
Net investment income (loss)(A)	0.22	0.22	0.23	0.21	0.18
Net realized and unrealized gain (loss)	3.98	4.66	3.92	(3.94)	4.38
Total investment operations	4.20	4.88	4.15	(3.73)	4.56
Dividends and/or distributions to shareholders:
Net investment income	(0.19)	(0.18)	(0.17)	(0.17)	(0.15)
Net realized gains	(0.13)	(0.43)	(0.25)	(0.23)	(0.33)
Total dividends and/or distributions to shareholders	(0.32)	(0.61)	(0.42)	(0.40)	(0.48)
Net asset value, end of year	$28.15	$24.27	$20.00	$16.27	$20.40
Total return(B)	17.37%	24.54%	25.73%	(18.44)%	28.14%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,095,252	$860,889	$583,260	$417,940	$518,804
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.38%	0.37%	0.38%	0.38%	0.38%
Including waiver and/or reimbursement and recapture	0.38%	0.38%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	0.87%	0.99%	1.28%	1.20%	0.99%
Portfolio turnover rate	4%	2%	8%	5%	3%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica Small/Mid Cap Value VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$19.82	$18.96	$18.83	$24.43	$19.19
Investment operations:
Net investment income (loss)(A)	0.27	0.23	0.19	0.20	0.13
Net realized and unrealized gain (loss)	1.63	1.46	2.05	(2.09)	5.26
Total investment operations	1.90	1.69	2.24	(1.89)	5.39
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.19)	(0.21)	(0.14)	(0.15)
Net realized gains	(2.14)	(0.64)	(1.90)	(3.57)	—
Total dividends and/or distributions to shareholders	(2.40)	(0.83)	(2.11)	(3.71)	(0.15)
Net asset value, end of year	$19.32	$19.82	$18.96	$18.83	$24.43
Total return(B)	9.81%	8.86%	12.40%	(8.31)%	28.12%
Ratio and supplemental data:
Net assets end of year (000’s)	$297,406	$298,987	$305,914	$298,340	$355,144
Expenses to average net assets	0.81%	0.82%	0.85%	0.81%	0.82%
Net investment income (loss) to average net assets	1.38%	1.15%	0.98%	0.91%	0.57%
Portfolio turnover rate	47%	51%	33%	44%	46%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$18.93	$18.15	$18.10	$23.62	$18.57
Investment operations:
Net investment income (loss)(A)	0.21	0.17	0.13	0.14	0.07
Net realized and unrealized gain (loss)	1.55	1.39	1.98	(2.01)	5.09
Total investment operations	1.76	1.56	2.11	(1.87)	5.16
Dividends and/or distributions to shareholders:
Net investment income	(0.21)	(0.14)	(0.16)	(0.08)	(0.11)
Net realized gains	(2.14)	(0.64)	(1.90)	(3.57)	—
Total dividends and/or distributions to shareholders	(2.35)	(0.78)	(2.06)	(3.65)	(0.11)
Net asset value, end of year	$18.34	$18.93	$18.15	$18.10	$23.62
Total return(B)	9.51%	8.56%	12.15%	(8.53)%	27.81%
Ratio and supplemental data:
Net assets end of year (000’s)	$233,926	$234,070	$231,837	$219,682	$276,007
Expenses to average net assets	1.06%	1.07%	1.10%	1.06%	1.07%
Net investment income (loss) to average net assets	1.13%	0.90%	0.73%	0.66%	0.32%
Portfolio turnover rate	47%	51%	33%	44%	46%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica T. Rowe Price Small Cap VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.40	$11.39	$9.78	$19.01	$18.92
Investment operations:
Net investment income (loss)(A)	(0.05)	(0.04)	(0.03)	(0.03)	(0.08)
Net realized and unrealized gain (loss)	1.27	1.50	2.07	(3.97)	2.17
Total investment operations	1.22	1.46	2.04	(4.00)	2.09
Dividends and/or distributions to shareholders:
Net realized gains	(2.00)	(0.45)	(0.43)	(5.23)	(2.00)
Net asset value, end of year	$11.62	$12.40	$11.39	$9.78	$19.01
Total return(B)	10.27%	12.78%	21.20%	(22.39)%	11.37%
Ratio and supplemental data:
Net assets end of year (000’s)	$256,047	$257,691	$313,491	$272,748	$448,767
Expenses to average net assets	0.83%	0.83%	0.84%	0.81%	0.81%
Net investment income (loss) to average net assets	(0.38)%	(0.37)%	(0.31)%	(0.24)%	(0.43)%
Portfolio turnover rate	51%	45%	46%	33%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$10.59	$9.80	$8.49	$17.39	$17.51
Investment operations:
Net investment income (loss)(A)	(0.06)	(0.06)	(0.05)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	1.06	1.30	1.79	(3.61)	2.00
Total investment operations	1.00	1.24	1.74	(3.67)	1.88
Dividends and/or distributions to shareholders:
Net realized gains	(2.00)	(0.45)	(0.43)	(5.23)	(2.00)
Net asset value, end of year	$9.59	$10.59	$9.80	$8.49	$17.39
Total return(B)	9.93%	12.61%	20.88%	(22.60)%	11.08%
Ratio and supplemental data:
Net assets end of year (000’s)	$401,311	$394,390	$375,685	$334,348	$479,458
Expenses to average net assets	1.08%	1.08%	1.09%	1.06%	1.06%
Net investment income (loss) to average net assets	(0.63)%	(0.62)%	(0.56)%	(0.49)%	(0.67)%
Portfolio turnover rate	51%	45%	46%	33%	28%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica TSW International Equity VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.52	$14.45	$12.65	$16.04	$14.40
Investment operations:
Net investment income (loss)(A)	0.36	0.34	0.30	0.34	0.31
Net realized and unrealized gain (loss)	4.17	0.18	1.65	(2.70)	1.62
Total investment operations	4.53	0.52	1.95	(2.36)	1.93
Dividends and/or distributions to shareholders:
Net investment income	(0.39)	(0.45)	(0.15)	(0.47)	(0.29)
Net realized gains	(0.84)	—	—	(0.56)	—
Total dividends and/or distributions to shareholders	(1.23)	(0.45)	(0.15)	(1.03)	(0.29)
Net asset value, end of year	$17.82	$14.52	$14.45	$12.65	$16.04
Total return(B)	31.86%	3.38%	15.48%	(14.40)%	13.41%
Ratio and supplemental data:
Net assets end of year (000’s)	$129,366	$129,798	$124,632	$102,637	$124,895
Expenses to average net assets	0.86%	0.86%	0.86%	0.85%	0.85%
Net investment income (loss) to average net assets	2.19%	2.29%	2.21%	2.49%	1.97%
Portfolio turnover rate	19%	24%	17%	14%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$14.37	$14.31	$12.52	$15.88	$14.26
Investment operations:
Net investment income (loss)(A)	0.31	0.29	0.27	0.31	0.26
Net realized and unrealized gain (loss)	4.11	0.18	1.63	(2.68)	1.62
Total investment operations	4.42	0.47	1.90	(2.37)	1.88
Dividends and/or distributions to shareholders:
Net investment income	(0.35)	(0.41)	(0.11)	(0.43)	(0.26)
Net realized gains	(0.84)	—	—	(0.56)	—
Total dividends and/or distributions to shareholders	(1.19)	(0.41)	(0.11)	(0.99)	(0.26)
Net asset value, end of year	$17.60	$14.37	$14.31	$12.52	$15.88
Total return(B)	31.42%	3.11%	15.26%	(14.63)%	13.20%
Ratio and supplemental data:
Net assets end of year (000’s)	$81,187	$63,719	$64,782	$59,762	$77,923
Expenses to average net assets	1.11%	1.11%	1.11%	1.10%	1.10%
Net investment income (loss) to average net assets	1.92%	1.96%	2.02%	2.29%	1.67%
Portfolio turnover rate	19%	24%	17%	14%	19%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica TSW Mid Cap Value Opportunities VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$13.05	$14.48	$14.62	$19.74	$15.64
Investment operations:
Net investment income (loss)(A)	0.19	0.12	0.13	0.18	0.13
Net realized and unrealized gain (loss)	1.05	1.14	1.33	(1.72)	4.41
Total investment operations	1.24	1.26	1.46	(1.54)	4.54
Dividends and/or distributions to shareholders:
Net investment income	(0.17)	(0.22)	(0.22)	(0.15)	(0.14)
Net realized gains	(3.55)	(2.47)	(1.38)	(3.43)	(0.30)
Total dividends and/or distributions to shareholders	(3.72)	(2.69)	(1.60)	(3.58)	(0.44)
Net asset value, end of year	$10.57	$13.05	$14.48	$14.62	$19.74
Total return(B)	9.56%	8.48%	10.81%	(8.23)%	29.19%
Ratio and supplemental data:
Net assets end of year (000’s)	$15,874	$15,693	$80,441	$235,756	$263,545
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76%	0.81%	0.91%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.76%	0.81%(C)	0.91%	0.87%	0.87%
Net investment income (loss) to average net assets	1.57%	0.79%	0.93%	1.05%	0.68%
Portfolio turnover rate	67%	126%	18%	15%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

(C)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$12.59	$14.07	$14.24	$19.31	$15.32
Investment operations:
Net investment income (loss)(A)	0.15	0.12	0.12	0.13	0.08
Net realized and unrealized gain (loss)	1.03	1.05	1.27	(1.67)	4.32
Total investment operations	1.18	1.17	1.39	(1.54)	4.40
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.18)	(0.18)	(0.10)	(0.11)
Net realized gains	(3.55)	(2.47)	(1.38)	(3.43)	(0.30)
Total dividends and/or distributions to shareholders	(3.69)	(2.65)	(1.56)	(3.53)	(0.41)
Net asset value, end of year	$10.08	$12.59	$14.07	$14.24	$19.31
Total return(B)	9.36%	8.09%	10.57%	(8.43)%	28.84%
Ratio and supplemental data:
Net assets end of year (000’s)	$218,470	$225,845	$236,613	$242,628	$297,801
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.01%	1.06%	1.16%	1.12%	1.12%
Including waiver and/or reimbursement and recapture	1.01%	1.06%	1.16%	1.12%	1.12%
Net investment income (loss) to average net assets	1.32%	0.83%	0.83%	0.81%	0.43%
Portfolio turnover rate	67%	126%	18%	15%	45%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica WMC US Growth VP

For a share outstanding during the years indicated:	Initial Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$42.06	$35.85	$25.94	$45.46	$43.71
Investment operations:
Net investment income (loss)(A)	(0.09)	(0.03)	0.02	0.02	(0.05)
Net realized and unrealized gain (loss)	7.16	10.07	10.81	(13.49)	8.86
Total investment operations	7.07	10.04	10.83	(13.47)	8.81
Dividends and/or distributions to shareholders:
Net investment income	—	—	(0.01)	—	(0.04)
Net realized gains	(7.27)	(3.83)	(0.91)	(6.05)	(7.02)
Total dividends and/or distributions to shareholders	(7.27)	(3.83)	(0.92)	(6.05)	(7.06)
Net asset value, end of year	$41.86	$42.06	$35.85	$25.94	$45.46
Total return(B)	17.76%	28.99%	42.08%	(31.35)%	20.67%
Ratio and supplemental data:
Net assets end of year (000’s)	$5,000,958	$4,751,978	$3,899,250	$2,766,449	$3,959,377
Expenses to average net assets	0.64%	0.64%	0.66%	0.65%	0.64%
Net investment income (loss) to average net assets	(0.22)%	(0.08)%	0.06%	0.07%	(0.11)%
Portfolio turnover rate	29%	40%	52%	34%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

For a share outstanding during the years indicated:	Service Class
	December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2022	December 31, 2021
Net asset value, beginning of year	$39.58	$34.00	$24.69	$43.74	$42.35
Investment operations:
Net investment income (loss)(A)	(0.18)	(0.13)	(0.05)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	6.70	9.54	10.27	(12.94)	8.57
Total investment operations	6.52	9.41	10.22	(13.00)	8.41
Dividends and/or distributions to shareholders:
Net realized gains	(7.27)	(3.83)	(0.91)	(6.05)	(7.02)
Net asset value, end of year	$38.83	$39.58	$34.00	$24.69	$43.74
Total return(B)	17.47%	28.69%	41.72%	(31.52)%	20.37%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,077,797	$1,039,778	$903,641	$315,826	$499,931
Expenses to average net assets	0.89%	0.89%	0.91%	0.90%	0.89%
Net investment income (loss) to average net assets	(0.47)%	(0.33)%	(0.18)%	(0.19)%	(0.36)%
Portfolio turnover rate	29%	40%	52%	34%	25%

(A)	Calculated based on average number of shares outstanding.
(B)
Total return includes adjustments in accordance with generally accepted accounting principles. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Transamerica Series Trust Portfolio serves as an underlying investment vehicle.

Transamerica Series Trust
1801 California Street, Suite 5200
Denver, CO 80202
Customer Service: 1-800-851-9777
ADDITIONAL INFORMATION about these portfolios is contained in the Statement of Additional Information dated May 1, 2026, as may be supplemented or revised from time to time, in the annual and semi-annual reports to shareholders, and in Form N-CSR. The Statement of Additional Information is incorporated by reference into this prospectus.
Information about the portfolios (including the Statement of Additional Information) has been filed with and is available from the SEC. Copies of this information may be obtained after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. Reports and other information about the portfolios are also available on the SEC’s Internet site at https://www.sec.gov.
To obtain a copy of the Statement of Additional Information or the annual and semi-annual reports, without charge, or to request other information or make other inquiries about the portfolios, call or write to Transamerica Series Trust at the phone number or address above or visit Transamerica Series Trust’s website at https://www.transamerica.com/financial-pro/annuities/prospectus. In each Transamerica Series Trust annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each portfolio’s performance during its last fiscal year. In Form N-CSR, you will find each portfolio’s annual and semi-annual financial statements.
www.transamericaseriestrust.com
Sales Support: 1-800-851-7555
Distributor: Transamerica Capital, LLC
The Investment Company Act File Number for Transamerica Series Trust is 811-04419.

Transamerica Series Trust
Statement of Additional Information
May 1, 2026
Portfolio	Class
Transamerica 60/40 Allocation VP	Service
Transamerica Aegon Bond VP	Initial and Service
Transamerica Aegon Core Bond VP	Initial and Service
Transamerica Aegon High Yield Bond VP	Initial and Service
Transamerica Aegon Sustainable Equity Income VP	Initial and Service
Transamerica Aegon U.S. Government Securities VP	Initial and Service
Transamerica American Funds Managed Risk VP	Service
Transamerica BlackRock Government Money Market VP	Initial and Service
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	Initial and Service
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	Initial and Service
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	Initial and Service
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	Initial and Service*
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	Initial and Service*
Transamerica BlackRock iShares Edge 40 VP	Initial and Service
Transamerica BlackRock iShares Edge 50 VP	Service
Transamerica BlackRock iShares Edge 75 VP	Service
Transamerica BlackRock iShares Edge 100 VP	Service
Transamerica BlackRock iShares Tactical – Balanced VP	Initial and Service
Transamerica BlackRock iShares Tactical – Conservative VP	Initial and Service
Transamerica BlackRock iShares Tactical – Growth VP	Initial and Service
Transamerica BlackRock Real Estate Securities VP	Initial and Service
Transamerica BlackRock Tactical Allocation VP	Initial and Service
Transamerica Goldman Sachs 70/30 Allocation VP	Service
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	Initial and Service
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	Initial and Service
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	Initial and Service
Transamerica Great Lakes Advisors Large Cap Value VP	Initial and Service*
Transamerica International Focus VP	Initial and Service
Transamerica Janus Balanced VP	Initial and Service
Transamerica Janus Mid-Cap Growth VP	Initial and Service
Transamerica JPMorgan Asset Allocation – Conservative VP	Initial and Service
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Initial and Service
Transamerica JPMorgan Asset Allocation – Moderate VP	Initial and Service
Transamerica JPMorgan Diversified Equity Allocation VP (formerly, Transamerica JPMorgan Asset Allocation – Growth VP)	Initial and Service
Transamerica JPMorgan Enhanced Index VP	Initial and Service
Transamerica JPMorgan International Moderate Growth VP	Initial and Service
Transamerica JPMorgan Tactical Allocation VP	Initial and Service
Transamerica Madison Diversified Income VP	Initial and Service*
Transamerica Market Participation Strategy VP	Initial and Service*
Transamerica Morgan Stanley Capital Growth VP	Initial
Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP	Initial and Service*
Transamerica Morgan Stanley Global Allocation VP	Initial and Service
Transamerica MSCI EAFE Index VP	Initial and Service
Transamerica Multi-Managed Balanced VP	Initial and Service
Transamerica PineBridge Inflation Opportunities VP	Initial and Service
Transamerica ProFund UltraBear VP	Initial and Service*
Transamerica S&P 500 Index VP	Initial and Service
Transamerica Small/Mid Cap Value VP	Initial and Service
Transamerica T. Rowe Price Small Cap VP	Initial and Service
Transamerica TSW International Equity VP	Initial and Service
Transamerica TSW Mid Cap Value Opportunities VP	Initial and Service
Transamerica WMC US Growth VP	Initial and Service
* The portfolio does not currently offer Initial Class shares.
None of the portfolios of Transamerica Series Trust have a ticker symbol.

Each of the portfolios listed above is a series of Transamerica Series Trust. This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the portfolios’ prospectus dated May 1, 2026, as it may be supplemented or amended from time to time.
This SAI is incorporated by reference in its entirety into the prospectus. The prospectus and this SAI may be obtained free of charge by writing or calling the portfolios at the below address or toll-free telephone number. This SAI sets forth information that may be of interest to shareholders, but that is not necessarily included in the prospectus. Additional information about the portfolios’ investments is available in the portfolios’ Annual and Semi-Annual Reports to shareholders and in Form N-CSR, which may be obtained free of charge by writing or calling the portfolios at the below address or telephone number. The portfolios’ financial statements are incorporated herein by reference.
Investment Manager: Transamerica Asset Management, Inc.

1801 California Street, Suite 5200
Denver, CO 80202
Customer Service (800) 851-9777 (toll free)

General Description of the Trust and the Portfolios
Transamerica Series Trust (the “Trust”) is an open-end management investment company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Trust are currently divided into separate series (each, a “portfolio” or together, the “portfolios”) described herein. Each portfolio offers one or more classes. The Trust may create additional series and classes from time to time.
The Trust was organized as a Delaware statutory trust on April 21, 2005. Prior to May 1, 2008 the Trust’s name was AEGON/Transamerica Series Trust. The Trust is the successor to a corporation formed under the laws of the State of Maryland in 1985.
Each portfolio is classified as diversified under the 1940 Act, except for Transamerica American Funds Managed Risk VP, Transamerica Market Participation Strategy VP, Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and Transamerica ProFund UltraBear VP, which are classified as non-diversified. In seeking to track an index, Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP may become non-diversified, as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index. To the extent Transamerica MSCI EAFE Index VP or Transamerica S&P 500 Index VP becomes non-diversified solely as a result of tracking its respective index (e.g., changes in weightings of one or more component securities), such portfolio will not seek shareholder approval if the portfolio shifts from diversified to non-diversified status under such circumstances.
Transamerica Asset Management, Inc. (“TAM” or the “Investment Manager”) is the investment manager for each portfolio.
The Trust is intended to be sold to the separate accounts of life insurance companies to fund benefits under variable life policies (“Policies”) or variable annuity contracts (“Contracts”) (collectively, the “Separate Accounts”) (owners of the Separate Accounts, the “Policyowners”) issued by Transamerica Life Insurance Company (“Transamerica”) and Transamerica Financial Life Insurance Company (“TFLIC”) (the “Life Companies”), and to Transamerica 60/40 Allocation VP, Transamerica BlackRock Tactical Allocation VP, Transamerica Goldman Sachs 70/30 Allocation VP, Transamerica JPMorgan Asset Allocation – Conservative VP, Transamerica JPMorgan Asset Allocation – Moderate Growth VP, Transamerica JPMorgan Asset Allocation – Moderate VP, Transamerica JPMorgan Diversified Equity Allocation VP and Transamerica JPMorgan International Moderate Growth VP (the “Asset Allocation Portfolios”) as underlying portfolios in which the Asset Allocation Portfolios may invest. As such, the Life Companies and the Asset Allocation Portfolios are the only shareholders of the investment portfolios offered by TST. If a Life Company offers a portfolio of TST in its respective products, and you own a Policy or a Contract of one of those Life Companies, you should consult with your Life Company about its voting policies. Shares may be offered to other life insurance companies and as investment options for additional portfolios in the future.
Although the only shareholders of the portfolios are the Separate Accounts of the Life Companies and the Asset Allocation Portfolios, and Policyowners are not shareholders of the portfolios, for ease of reference shareholders and Policyowners are collectively referred in this SAI as “shareholders.”
During the last five years, the names of certain portfolios have changed as follows:
Portfolio Name	Portfolio Name History
Transamerica 60/40 Allocation VP	N/A
Transamerica Aegon Bond VP	Transamerica PIMCO Total Return VP was renamed Transamerica Aegon Bond VP on November 1, 2022.
Transamerica Aegon Core Bond VP	Transamerica JPMorgan Core Bond VP was renamed Transamerica Aegon Core Bond VP on November 1, 2022.
Transamerica Aegon High Yield Bond VP	N/A
Transamerica Aegon Sustainable Equity Income VP	N/A
Transamerica Aegon U.S. Government Securities VP	N/A
Transamerica American Funds Managed Risk VP	N/A
Transamerica BlackRock Government Money Market VP	N/A
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	Transamerica QS Investors Active Asset Allocation - Conservative VP was renamed Transamerica BlackRock iShares Active Asset Allocation – Conservative VP on November 1, 2021.
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP was renamed Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP on November 1, 2021.
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	Transamerica QS Investors Active Asset Allocation - Moderate VP was renamed Transamerica BlackRock iShares Active Asset Allocation – Moderate VP on November 1, 2021.
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	Transamerica Legg Mason Dynamic Allocation - Balanced VP was renamed Transamerica BlackRock iShares Dynamic Allocation - Balanced VP on November 1, 2021.
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	Transamerica Legg Mason Dynamic Allocation - Growth VP was renamed Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP on November 1, 2021.
Transamerica BlackRock iShares Edge 40 VP	N/A
1

Portfolio Name	Portfolio Name History
Transamerica BlackRock iShares Edge 50 VP	N/A
Transamerica BlackRock iShares Edge 75 VP	N/A
Transamerica BlackRock iShares Edge 100 VP	N/A
Transamerica BlackRock iShares Tactical – Balanced VP	Transamerica PIMCO Tactical – Balanced VP was renamed Transamerica BlackRock iShares Tactical – Balanced VP on May 1, 2024.
Transamerica BlackRock iShares Tactical – Conservative VP	Transamerica PIMCO Tactical – Conservative VP was renamed Transamerica BlackRock iShares Tactical – Conservative VP on May 1, 2024.
Transamerica BlackRock iShares Tactical – Growth VP	Transamerica PIMCO Tactical – Growth VP was renamed Transamerica BlackRock iShares Tactical – Growth VP on May 1, 2024.
Transamerica BlackRock Real Estate Securities VP	Transamerica BlackRock Global Real Estate Securities VP was renamed Transamerica BlackRock Real Estate Securities VP on May 1, 2023.
Transamerica BlackRock Tactical Allocation VP	N/A
Transamerica Goldman Sachs 70/30 Allocation VP	N/A
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	Transamerica Managed Risk – Balanced ETF VP was renamed Transamerica Goldman Sachs Managed Risk – Balanced ETF VP on November 1, 2022.
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	Transamerica Managed Risk – Conservative ETF VP was renamed Transamerica Goldman Sachs Managed Risk – Conservative ETF VP on November 1, 2022.
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	Transamerica Managed Risk – Growth ETF VP was renamed Transamerica Goldman Sachs Managed Risk – Growth ETF VP on November 1, 2022.
Transamerica Great Lakes Advisors Large Cap Value VP	Transamerica Rothschild & Co Large Cap Value VP was renamed Transamerica Great Lakes Advisors Large Cap Value VP on May 1, 2023.
Transamerica International Focus VP	Transamerica International Growth VP was renamed Transamerica International Focus VP on November 1, 2021.
Transamerica Janus Balanced VP	N/A
Transamerica Janus Mid-Cap Growth VP	N/A
Transamerica JPMorgan Asset Allocation – Conservative VP	N/A
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	N/A
Transamerica JPMorgan Asset Allocation – Moderate VP	N/A
Transamerica JPMorgan Diversified Equity Allocation VP	Transamerica JPMorgan Asset Allocation – Growth VP was renamed Transamerica JPMorgan Diversified Equity Allocation VP on November 1, 2025.
Transamerica JPMorgan Enhanced Index VP	N/A
Transamerica JPMorgan International Moderate Growth VP	N/A
Transamerica JPMorgan Tactical Allocation VP	N/A
Transamerica Madison Diversified Income VP	N/A
Transamerica Market Participation Strategy VP	N/A
Transamerica Morgan Stanley Capital Growth VP	N/A
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	N/A
Transamerica Morgan Stanley Global Allocation VP	N/A
Transamerica MSCI EAFE Index VP	N/A
Transamerica Multi-Managed Balanced VP	N/A
Transamerica PineBridge Inflation Opportunities VP	N/A
Transamerica ProFund UltraBear VP	N/A
Transamerica S&P 500 Index VP	N/A
Transamerica Small/Mid Cap Value VP	N/A
Transamerica T. Rowe Price Small Cap VP	N/A
Transamerica TSW International Equity VP	Transamerica TS&W International Equity VP was renamed Transamerica TSW International Equity VP on May 1, 2024.
Transamerica TSW Mid Cap Value Opportunities VP	Transamerica JPMorgan Mid Cap Value VP was renamed Transamerica TSW Mid Cap Value Opportunities VP on May 1, 2024.
Transamerica WMC US Growth VP	N/A
2

Investment Objectives, Policies, Practices and Associated Risk Factors
The investment objective of each portfolio and the strategies each portfolio employs to achieve its objective are described in each portfolio’s prospectus. There can be no assurance that a portfolio will achieve its objective.
State insurance laws and regulations may impose additional limitations on the portfolio’s investments, including the portfolio’s ability to borrow, lend and use options, futures and other derivative instruments. In addition, such laws and regulations may require that a portfolio’s investments meet additional diversification or other requirements.
As indicated in the portfolios’ prospectus in the sections entitled “More on Each Portfolio’s Strategies and Investments” and “Features and Policies - Additional Information,” each portfolio’s investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the portfolios’ Board of Trustees (the “Board”) without approval of shareholders. A change in the investment objective or policies of a portfolio may result in the portfolio having an investment objective or policies different from those which a shareholder deemed appropriate at the time of investment.
Investment Policies
Fundamental Investment Policies
Fundamental investment policies of each portfolio may not be changed without the vote of a majority of the outstanding voting securities of the portfolio, defined under the 1940 Act as the lesser of (a) 67% or more of the voting securities of the portfolio present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the portfolio.
Each portfolio has adopted, except as otherwise noted, the following fundamental policies:
1. Borrowing
The portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.
2. Underwriting Securities
The portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.
3. Making Loans
The portfolio may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
4. Senior Securities
The portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.
5. Real Estate
The portfolio may not purchase or sell real estate except as permitted by the 1940 Act.
6. Commodities
The portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.
7. Concentration of Investments
The portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.
The fundamental policy set forth above in (7) relating to concentration does not pertain to Transamerica BlackRock Real Estate Securities VP, Transamerica MSCI EAFE Index VP or Transamerica S&P 500 Index VP.
The following fundamental policy pertains to Transamerica BlackRock Real Estate Securities VP:
The portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time; except that the portfolio will concentrate in securities of issuers in the real estate industry.
The following fundamental policy pertains to Transamerica MSCI EAFE Index VP and Transamerica S&P 500 Index VP:
The portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time; provided that the portfolio reserves the right to concentrate in any industry in which the index that the portfolio tracks becomes concentrated to approximately the same degree during the same period.
3

Solely for purposes of the above fundamental investment policies, the “1940 Act” shall mean the Investment Company Act of 1940 and the rules and regulations thereunder, all as amended from time to time, or other successor law governing the regulation of investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (the “SEC”), SEC staff or other authority, or exemptive or other relief or permission from the SEC, SEC staff or other authority.
Additional Information about Fundamental Investment Policies
The following provides additional information about each portfolio’s fundamental investment policies. This information does not form part of the portfolios’ fundamental investment policies.
With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a portfolio to borrow money in amounts of up to one-third of the portfolio’s total assets from banks for any purpose, and to borrow up to 5% of the portfolio’s total assets from banks or other lenders for temporary purposes (the portfolio’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the portfolio to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the portfolio’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. In accordance with Rule 18f-4 under the 1940 Act, when a portfolio engages in reverse repurchase agreements and similar financing transactions, the portfolio may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivative transactions” under Rule 18f-4 and comply with Rule 18f-4 with respect to such transactions.
With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a portfolio from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a portfolio to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the portfolio’s underwriting commitments, when added to the value of the portfolio’s investments in issuers where the portfolio owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A portfolio engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”). Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. Although it is not believed that the application of the 1933 Act provisions described above would cause a portfolio to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent the portfolio from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the portfolio may be considered to be an underwriter under the 1933 Act.
With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a portfolio from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets. Each portfolio will be permitted by this policy to make loans of money, including to other funds, portfolio securities or other assets. Each portfolio has obtained exemptive relief from the SEC to make short term loans to other Transamerica portfolios through a credit facility in order to satisfy redemption requests or to cover unanticipated cash shortfalls; as discussed below under “Additional Information - Interfund Lending”. The conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending, however no lending activity is without risk.
With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as portfolio obligations that have a priority over the portfolio’s shares with respect to the payment of dividends or the distribution of portfolio assets. The 1940 Act prohibits a portfolio from issuing senior securities, except that the portfolio may borrow money in amounts of up to one-third of the portfolio’s total assets from banks for any purpose. A portfolio also may borrow up to 5% of the portfolio’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a portfolio can increase the speculative character of the portfolio’s outstanding shares through leveraging.
With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a portfolio from owning real estate; however, a portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, rules under the 1940 Act generally limit a portfolio’s purchases of illiquid investments to 15% of net assets. The policy in (5) above will be interpreted not to prevent a portfolio from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, mortgage-backed securities (“MBS”) instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. In addition, owners of real estate may be subject to various liabilities, including environmental liabilities.
With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a portfolio from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, rules under the 1940 Act generally limit a portfolio’s purchases of illiquid investments to 15% of net assets.
With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a portfolio’s total assets in one or
4

more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; tax-exempt securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions (excluding private activity municipal securities backed principally by non-governmental issuers); and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers based solely on their domicile in a single jurisdiction or country as an issuer’s domicile will not be considered an industry for purposes of the policy. A type of investment (e.g., equity securities, fixed-income securities, investment companies, etc.) will not be considered to be an industry under the policy. The policy also will be interpreted to give broad authority to a portfolio as to how to reasonably classify issuers within or among industries. For purposes of determining compliance with its concentration policy, each portfolio will consider the holdings of any underlying Transamerica-sponsored mutual funds in which the portfolio invests. The portfolios intend to comply with the SEC staff’s view that securities issued by a foreign government constitute a single industry for purposes of calculating applicable limits on concentration.
The portfolios’ fundamental policies are written and will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC, its staff and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the practice will be considered to be permitted if either the 1940 Act permits the practice or the 1940 Act does not prohibit the practice.
Except for the fundamental policy on borrowing set forth in (1) above, if any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in values or assets will not constitute a violation of such restriction.
The investment practices described above involve risks. Please see your portfolio’s prospectus and this SAI for a description of certain of these risks.
Non-Fundamental Policies
The portfolios have adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval.
1.
Illiquid investments (all portfolios)
No portfolio may purchase any investment if, as a result, more than 15% of its net assets (5% of total assets with respect to Transamerica BlackRock Government Money Market VP) would be invested in illiquid investments.
2.
Purchasing securities on margin (all portfolios)
No portfolio may purchase securities on margin except to obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts and other derivative instruments shall not constitute purchasing securities on margin.
3.
Underlying funds in funds-of-funds investment limitation (applicable portfolios: each portfolio in which Transamerica 60/40 Allocation VP and Transamerica Goldman Sachs 70/30 Allocation VP may invest as indicated in the “List and Description of Underlying Portfolios” section of the prospectus).
No portfolio may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on the provisions of Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended. This policy does not prevent a portfolio from investing in securities of registered open-end investment companies or registered unit investment trusts in reliance on any other provision of applicable law or regulation.
Additional Information Regarding Investment Practices
Each portfolio’s principal investment strategies are set forth in its prospectus. This section further explains policies and strategies that may be utilized by the portfolios.
Please refer to each portfolio’s prospectus and investment restrictions for the policies and strategies pertinent to a particular portfolio.
Unless otherwise indicated, all limitations applicable to portfolio investments (as stated in the prospectus and elsewhere in this SAI) apply only at the time a transaction is entered into. If a percentage limitation is complied with at the time of an investment, any subsequent change in percentage resulting from a change in values or assets, or a change in credit quality, will not constitute a violation of that limitation. There is no limit on the ability of a portfolio to make any type of investment or to invest in any type of security, except as expressly stated in the prospectus or in this SAI or as imposed by law. Derivative instruments are taken into account when determining compliance with a portfolio's 80% policy and any other investment limitations expressed as a percentage of assets.
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Debt Securities and Fixed-Income Investing
Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. government, its agencies and instrumentalities; or foreign governments; asset-backed securities; collateralized-mortgage obligations (“CMOs”); zero coupon bonds; floating rate, inverse floating rate and index obligations; “strips”; structured notes; and pay-in-kind and step securities.
Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change, at least for some period of time. When a debt security is purchased, the portfolio owns “debt” and becomes a creditor to the company or government.
Consistent with its investment policies, a portfolio may invest in debt securities, which may be referred to as fixed-income instruments. These may include securities issued by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. Consistent with its investment policies, a portfolio may invest in derivatives based on fixed-income instruments.
Generally, a portfolio uses the terms “debt security,” “bond,” “fixed-income instrument” and “fixed-income security” interchangeably, and these terms are interpreted broadly by a portfolio and include instruments that are intended to provide one or more of the characteristics of a direct investment in one or more debt securities. As new debt securities are developed, a portfolio may invest in those securities as well.
Maturity and Duration: The maturity of a fixed-income security is a measure of the time remaining until the final payment on the security is due. For simple fixed-income securities, duration indicates the average time at which the security’s cash flows are to be received. For simple fixed-income securities with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bullet bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed-income security, the closer its duration will be to its final maturity; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter its duration will be compared to its final maturity. The determination of duration becomes more complex when fixed-income securities with features like floating coupon payments, optionality, prepayments, and structuring are evaluated. There are differing methodologies for computing effective duration prevailing in the industry. As a result, different investors may estimate duration differently.
Debt and fixed-income securities share three principal risks. First, the level of interest income generated by a portfolio’s fixed-income investments may decline due to a decrease in market interest rates. If rates decline, when a portfolio’s fixed-income securities mature or are sold, they may be replaced by lower-yielding investments. Second, the values of fixed-income securities fluctuate with changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a portfolio’s fixed-income investments. Conversely, during periods of rising interest rates, the value of a portfolio’s fixed-income investments will generally decline. However, a change in interest rates will not have the same impact on all fixed rate securities. For example, the magnitude of these fluctuations will generally be greater when a portfolio’s duration or average maturity is longer. Third, certain fixed-income securities are subject to credit risk, which is the risk that an issuer of securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is unable to pay.
Mortgage-Backed Securities
Mortgage-backed securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities, or private issuers such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association (“GNMA”) certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) certificates, are not. The U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, but there can be no assurance that it will support these or other government-sponsored entities in the future.
Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the portfolio. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate which will shorten these securities’ weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.
The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the federal agency or private institution that issued or guarantees them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.
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Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a portfolio’s industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, a portfolio may take the position that mortgage-related securities do not represent interests in any particular “industry” or group of industries.
As noted above, there are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the U.S. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.
CMOs, which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as pass-through entities known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. In many cases, CMOs are issued or guaranteed by the U.S. government or its agencies or instrumentalities or may be collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Certain CMOs in which a portfolio may invest are not guaranteed by the U.S. government or its agencies or instrumentalities.
Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.
SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a portfolio’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.
The repayment of certain mortgage-related securities depends primarily on the cash collections received from the issuer’s underlying asset portfolio and, in certain cases, the issuer’s ability to issue replacement securities (such as asset-backed commercial paper). As a result, a portfolio could experience losses in the event of credit or market value deterioration in the issuer’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities, or the issuer’s inability to issue new or replacement securities. This is also true for other asset-backed securities. Upon the occurrence of certain triggering events or defaults, the investors in a security held by a portfolio may become the holders of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss. If mortgage-backed securities or asset-backed securities are bought at a discount, however, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income.
Unlike mortgage-backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by a special purpose vehicle in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the
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underlying mortgage loans, are held in reserve against future losses); and “over-collateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. A portfolio may also buy mortgage-backed securities without insurance or guarantees.
If a portfolio purchases subordinated mortgage-backed securities, the payments of principal and interest on the portfolio’s subordinated securities generally will be made only after payments are made to the holders of securities senior to the portfolio’s securities. Therefore, if there are defaults on the underlying mortgage loans, a portfolio will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss. Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in a portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had, in many cases, higher default rates than those loans that meet government underwriting requirements.
The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.
A portfolio may invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and by private issuers entities, provided, however, that to the extent that a portfolio purchases mortgage-related securities from such issuers which may, solely for purposes of the 1940 Act, be deemed to be investment companies, the portfolio’s investment in such securities will be subject to the limitations on its investment in investment company securities.
Asset-Backed Securities
Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties.
Asset-backed securities have many of the same characteristics and risks as the mortgage-backed securities described above, except that asset-backed securities may be backed by non-real-estate loans, leases or receivables such as auto, credit card or home equity loans.
Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) which may be affiliated or unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.
Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution. Assets that have been used to back asset-backed securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements. Other types of asset-backed securities include those that represent interest in pools of corporate bonds (such as collateralized bond obligations or “CBOs”), bank loans (such as collateralized loan obligations or “CLOs”) and other debt obligations (such as collateralized debt obligations or “CDOs”).
Asset-backed security values may also be affected by factors such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement and the exhaustion of any credit enhancement. The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). In its capacity as purchaser of an asset-backed security, a portfolio would generally have no recourse to the entity that originated the loans in the event of default by the borrower. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may experience delays in payments or losses if the full amounts due on underlying assets are not realized. Asset-backed securities may also present certain additional risks related to the particular type of collateral. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed
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on the credit cards, thereby reducing the balance due. Asset-backed securities are also subject to prepayment risk, which may shorten the weighted average life of such securities and may lower their return. In addition, asset backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.
Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other securities, which could result in possible losses to a portfolio. In addition, the secondary market for asset-backed securities may not be as liquid as the market for other securities which may result in a portfolio’s experiencing difficulty in selling or valuing asset-backed securities.
Corporate Debt Securities
Corporate debt securities exist in great variety, differing from one another in quality, maturity, and call or other provisions. Lower-grade bonds, whether rated or unrated, usually offer higher interest income, but also carry increased risk of default. Corporate bonds may be secured or unsecured, senior to or subordinated to other debt of the issuer, and, occasionally, may be guaranteed by another entity. In addition, they may carry other features, such as those described under “Convertible Securities” and “Variable or Floating Rate Securities,” or have special features such as the right of the holder to shorten or lengthen the maturity of a given debt instrument, rights to purchase additional securities, rights to elect from among two or more currencies in which to receive interest or principal payments, or provisions permitting the holder to participate in earnings of the issuer or to participate in the value of some specified commodity, financial index, or other measure of value.
Commercial Paper
Commercial paper refers to short-term unsecured promissory notes issued by commercial and industrial corporations to finance their current operations. Commercial paper may be issued at a discount and redeemed at par, or issued at par with interest added at maturity. The interest or discount rate depends on general interest rates, the credit standing of the issuer, and the maturity of the note, and generally moves in tandem with rates on large CDs and Treasury bills. An established secondary market exists for commercial paper, particularly that of stronger issuers which are rated by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s Rating Group (“S&P”). Investments in commercial paper are subject to the risks that general interest rates will rise, that the credit standing or rating of the issuer will fall, or that the secondary market in the issuer’s notes will become too limited to permit their liquidation at a reasonable price.
Commercial paper includes asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a portfolio investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However, there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.
Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral, and a portfolio may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A portfolio purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.
Bank Obligations
Bank obligations include dollar-denominated CDs, time deposits and bankers’ acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. CDs are short-term, unsecured, negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banks for specified periods of time at stated interest rates. Bankers’ acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.
Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (“FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities, but are members of the Federal Reserve System only if they elect to join. Most state institutions are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of obligations of each held by the portfolio) and are subject to federal examination and to a substantial
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body of federal law and regulation. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.
Obligations of foreign branches and subsidiaries of domestic banks and foreign branches of foreign banks, such as CDs and time deposits, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.
Obligations of domestic branches of foreign banks may be general obligations of the parent bank, in addition to the issuing branch, or may be limited by the terms of a specific obligation and by state and federal regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.
The portfolios have established certain minimum credit quality standards for bank obligations in which they invest.
Bank Capital Securities: Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are two common types of bank capital: Tier I and Tier II. Bank capital is generally, but not always, of investment grade quality. Tier I securities often take the form of trust preferred securities. Tier II securities are commonly thought of as hybrids of debt and preferred stock, are often perpetual (with no maturity date), callable and, under certain conditions, allow for the issuer bank to withhold payment of interest until a later date.
Collateralized Debt Obligations
Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed-income securities (which may include high-risk, below-investment-grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a portfolio against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly. CDOs may charge management fees and administrative expenses, which are in addition to those of a portfolio.
For both CBOs and CLOs, the cashflows from the SPE are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, the illiquidity of CBO or CLO securities, and investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.
The risks of an investment in a CDO depend largely on the type of underlying collateral securities and the tranche of the CDO in which a portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a portfolio as illiquid investments. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the risks typically associated with fixed-income securities discussed elsewhere in this SAI and a portfolio’s prospectus (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the collateral may decline in value or default; (iii) a portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the CDO’s manager may perform poorly.
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Zero Coupon, Step Coupon, Deferred Payment, Stripped and Pay-In-Kind Securities
Zero coupon bonds are issued and traded at a discount from their face values. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are issued and trade at a discount from their face values and pay coupon interest. The coupon rate typically is low for an initial period and then increases to a higher coupon rate thereafter. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Stripped securities are securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. Pay-in-kind securities may pay all or a portion of their interest or dividends in the form of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities.
Federal income tax law requires holders of zero coupon, step coupon and deferred payment securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even if prior to the receipt of the corresponding cash payment. In order to avoid a portfolio-level tax, a portfolio must distribute each year substantially all of its taxable income, including original issue discount accrued on zero coupon, step coupon or deferred payment securities. Because a portfolio may not receive full or even any cash payments on a current basis in respect of accrued original-issue discount on zero coupon, step coupon or deferred payment securities, in some years a portfolio may have to distribute cash obtained from other sources in order to satisfy those distribution requirements. A portfolio might obtain such cash from selling other portfolio holdings. These actions may reduce the assets to which a portfolio’s expenses could be allocated and may reduce the rate of return for the portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the portfolio to sell the securities at the time.
Generally, the market prices of zero coupon, step coupon, deferred payment, stripped and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality. Investments in zero coupon and step coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.
Repurchase Agreements
In a repurchase agreement, a portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount which typically is unrelated to the coupon rate or maturity of the purchased security and represents compensation to the seller for use of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or collateral. All repurchase agreements entered into by a portfolio are fully collateralized at all times during the period of the agreement.
Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. Repurchase agreements involve risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.
A portfolio may, together with other registered investment companies managed by the portfolio’s sub-adviser or its affiliates, transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements, including tri-party subcustody repurchase arrangements.
Convertible Securities
Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.
As fixed-income securities, convertible securities provide for a stream of income. The yields on convertible securities generally are higher than those of common stocks. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, a convertible security offers the potential for capital appreciation through the conversion feature, enabling the holder to benefit from increases in the market price of the underlying common stock.
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Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.
DECS (“Dividend Enhanced Convertible Stock,” or “Debt Exchangeable for Common Stock” when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.
PERCS (“Preferred Equity Redeemable Stock,” convert into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but have capital appreciation potential limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.
In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which a portfolio may invest are subject to the same rating criteria as the portfolio’s investment in non-convertible debt securities.
Unlike a convertible security which is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred shares with common stocks, warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or on NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by a portfolio at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.
A portfolio will limit its holdings of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by Moody’s or B- by Fitch, Inc., or, if not rated by S&P, Moody’s or Fitch, are of equivalent investment quality as determined by the sub-adviser.
High Yield Securities
Debt securities rated below investment grade (lower than Baa as determined by Moody’s, lower than BBB as determined by S&P or Fitch, Inc.) or, if unrated, determined to be below investment grade by a portfolio’s sub-adviser, are commonly referred to as “lower grade debt securities” or “junk bonds.” Generally, such securities offer a higher current yield than is offered by higher rated securities, but also are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. Lower grade debt securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a portfolio to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a portfolio to purchase and may also have the effect of limiting the ability of a portfolio to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. These liquidity constraints may be exacerbated during periods of market stress.
Lower rated debt securities also present risks based on payment expectations. If an issuer calls the obligation for redemption, a portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by a portfolio may decline more than a portfolio consisting of higher rated securities. If a portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the portfolio and increasing the exposure of the portfolio to the risks of lower rated securities.
Subsequent to its purchase by a portfolio, an issuer of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a portfolio. Neither event will require sale of these securities by a portfolio, but a sub-adviser will consider the event in determining whether the portfolio should continue to hold the security.
Except for certain portfolios, a portfolio’s investments in convertible debt securities and other high-yield, non-convertible debt securities rated below investment grade will comprise less than 35% of the portfolio’s net assets. Debt securities rated below the four highest categories are not considered “investment-grade” obligations.
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Distressed Debt Securities
Distressed debt securities are debt securities that are purchased in the secondary market and are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by a portfolio or are rated in the lower rating categories (Ca or lower by Moody’s and CC or lower by S&P) or which, if unrated, are in the judgment of a sub-adviser of equivalent quality. Investment in distressed debt securities is speculative and involves significant risk. The risks associated with high-yield securities are heightened by investing in distressed debt securities.
A portfolio will generally make such investments only when the portfolio’s sub-adviser believes it is reasonably likely that the issuer of the distressed debt securities will make an exchange offer or will be the subject of a plan of reorganization pursuant to which the portfolio will receive new securities (e.g., equity securities). However, there can be no assurance that such an exchange offer will be made or that such a plan of reorganization will be adopted. In addition, a significant period of time may pass between the time at which a portfolio makes its investment in distressed debt securities and the time that any such exchange offer or plan of reorganization is completed. During this period, it is unlikely that the portfolio will receive any interest payments on the distressed debt securities, the portfolio will be subject to significant uncertainty as to whether or not the exchange offer or plan will be completed and the portfolio may be required to bear certain extraordinary expenses to protect or recover its investment. Even if an exchange offer is made or plan of reorganization is adopted with respect to the distressed debt securities held by a portfolio, there can be no assurance that the securities or other assets received by the portfolio in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the portfolio upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of a portfolio’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed debt securities, the portfolio may be restricted from disposing of such securities.
Defaulted Securities
Defaulted securities are debt securities on which the issuer is not currently making interest payments. Generally, a portfolio will invest in defaulted securities only when its sub-adviser believes, based upon analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments, that the securities offer an unusual opportunity for capital appreciation or that other advantageous developments appear likely in the future. Notwithstanding a sub-adviser’s belief as to the resumption of income payments, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:
Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial, or at times even total, losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.
A portfolio will limit holdings of any such securities to amounts that its sub-adviser (if applicable) believes could be readily sold, and its holdings of such securities would, in any event, be limited so as not to limit the portfolio’s ability to readily dispose of securities to meet redemptions.
Structured Notes and Related Instruments
“Structured” notes and other related instruments are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets, such as indexes reflecting bonds. Structured instruments may be issued by corporations, including banks, as well as by governmental agencies and frequently are assembled in the form of medium-term notes, but a variety of forms is available and may be used in particular circumstances. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but ordinarily not below zero) to reflect changes in the embedded index while the instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other asset(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Investment in indexed securities and structured notes involves certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain indexed securities or structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero, and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.
U.S. Government Securities
U.S. government obligations generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Examples of the types of U.S. government securities that a portfolio may hold include the Federal Housing Administration, Small Business Administration, General Services Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. government securities may be supported by the
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full faith and credit of the U.S. government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. government to purchase the agency’s obligations (such as securities of Fannie Mae); or only by the credit of the issuing agency.
Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities. Such an event could lead to significant disruptions in U.S. and global markets. In recent years, government shutdowns and debt ceiling tensions and changes to sovereign credit outlooks have contributed to increased market volatility in U.S. government obligations.
Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; Freddie Mac; and Fannie Mae.
Obligations guaranteed by U.S. government agencies or government-sponsored entities include issues by non-government-sponsored entities (like financial institutions) that carry direct guarantees from U.S. government agencies. In the case of obligations not backed by the full faith and credit of the U.S., a portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.
Variable and Floating Rate Securities
Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as based on a change in the prime rate.
The interest rate on a floating rate debt instrument (a “floater”) is a variable rate which is tied to another interest rate, such as a corporate bond index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters may provide a portfolio with a certain degree of protection against rising interest rates, although a portfolio will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two bonds or other securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.
The interest rate on an inverse floating rate debt instrument (an “inverse floater”) resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.
A floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in some floaters is associated with greater volatility in their market values.
Such instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a portfolio to dispose of a variable or floating rate note if the issuer defaulted on its payment obligation or during periods that a portfolio is not entitled to exercise its demand rights, and a portfolio could, for these or other reasons, suffer a loss with respect to such instruments. In determining average-weighted portfolio maturity, an instrument will be deemed to have a maturity equal to either the period remaining until the next interest rate adjustment or the time a portfolio involved can recover payment of principal as specified in the instrument, depending on the type of instrument involved.
Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between a portfolio and the issuer, they are not normally traded.
Although no active secondary market may exist for these notes, a portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy a sub-adviser that the ratings are within, or equivalent to, the two highest ratings of commercial paper.
In addition, when purchasing variable rate master demand notes, a sub-adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand.
In the event an issuer of a variable rate master demand note defaulted on its payment obligations, a portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.
Municipal Securities
Municipal securities generally include debt obligations (bonds, notes or commercial paper) issued by or on behalf of any of the 50 states and their political subdivisions, agencies and public authorities, certain other governmental issuers (such as Puerto Rico, the U.S. Virgin Islands
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and Guam) or other qualifying issuers, participation or other interests in these securities and other related investments. Although the interest paid on municipal securities is generally excluded from gross income, a portfolio’s distributions of interest paid on municipal securities will be subject to tax when distributed to taxable shareholders unless the portfolio reports the distributions as exempt-interest dividends.
Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, gas, and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, or to obtain funds to loan to other public institutions and facilities and in anticipation of the receipt of revenue or the issuance of other obligations.
The two principal classifications of municipal securities are “general obligation” securities and “limited obligation” or “revenue” securities. General obligation securities are secured by a municipal issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Accordingly, the capacity of the issuer of a general obligation bond as to the timely payment of interest and the repayment of principal when due is affected by the issuer’s maintenance of its tax base. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Accordingly, the timely payment of interest and the repayment of principal in accordance with the terms of the revenue security is a function of the economic viability of the facility or revenue source. Revenue securities include private activity bonds (described below) which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Municipal securities may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.
Private Activity Bonds: Private activity bonds are issued by or on behalf of public authorities to provide funds, usually through a loan or lease arrangement, to a private entity for the purpose of financing construction of privately operated industrial facilities, such as warehouse, office, plant and storage facilities and environmental and pollution control facilities. Such bonds are secured primarily by revenues derived from loan repayments or lease payments due from the entity, which may or may not be guaranteed by a parent company or otherwise secured. Private activity bonds generally are not secured by a pledge of the taxing power of the issuer of such bonds. Therefore, repayment of such bonds generally depends on the revenue of a private entity. The continued ability of an entity to generate sufficient revenues for the payment of principal and interest on such bonds will be affected by many factors, including the size of the entity, its capital structure, demand for its products or services, competition, general economic conditions, government regulation and the entity’s dependence on revenues for the operation of the particular facility being financed.
Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the federal alternative minimum tax (“AMT”) applicable to individuals. Subsequent federal legislation has modified AMT applicability from time to time. Investors should consult current tax rules governing private activity bond AMT treatment. Investors may be subject to a federal AMT to the extent that the portfolio derives interest from private activity bonds. Although exempt-interest dividends derived from interest income on tax-exempt municipal obligations are generally a component of the “current earnings” adjustment item for purposes of the federal corporate AMT, exempt-interest dividends derived from interest income on municipal obligations issued in 2009 and 2010 generally are not included in the current earnings adjustment.
Industrial Development Bonds: Industrial development bonds (“IDBs”) are issued by public authorities to obtain funds to provide financing for privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewerage or solid waste disposal. Although IDBs are issued by municipal authorities, the payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of the real and personal property being financed as security for such payments. IDBs are considered municipal securities if the interest paid is exempt from regular federal income tax. Interest earned on IDBs may be subject to the federal AMT applicable to individuals.
Municipal Notes: Municipal notes are short-term debt obligations issued by municipalities which normally have a maturity at the time of issuance of six months to three years. Such notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are normally obligations of the issuing municipality or agency.
Municipal Commercial Paper: Municipal commercial paper is short-term debt obligations issued by municipalities. Although done so infrequently, municipal commercial paper may be issued at a discount (sometimes referred to as Short-Term Discount Notes). These obligations are issued to meet seasonal working capital needs of a municipality or interim construction financing and are paid from a municipality's general revenues or refinanced with long-term debt. The availability of municipal commercial paper may be limited at times and can fluctuate with market liquidity conditions.
Participation Interests: A participation interest in municipal obligations (such as private activity bonds and municipal lease obligations) gives a portfolio an undivided interest in the municipal obligation in the proportion that the portfolio’s participation interest bears to the total principal amount of the municipal obligation. Participation interests in municipal obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company. A portfolio has the right to sell the participation interest back to the institution or draw
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on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the portfolio’s participation in the security, plus accrued interest. Purchase of a participation interest may involve the risk that a portfolio will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid on that municipal obligation.
Variable Rate Obligations: The interest rate payable on a variable rate municipal obligation is adjusted either at predetermined periodic intervals or whenever there is a change in the market rate of interest upon which the interest rate payable is based. A variable rate obligation may include a demand feature pursuant to which a portfolio would have the right to demand prepayment of the principal amount of the obligation prior to its stated maturity. The issuer of the variable rate obligation may retain the right to prepay the principal amount prior to maturity.
Municipal Lease Obligations: Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases are exempt from federal income taxes. A portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations; and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to “non-appropriation” risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default.
Residual Interest Bonds: Residual interest bonds (sometimes referred to as inverse floaters) (“RIBs”) are created by brokers by depositing a municipal bond in a trust. The trust in turn issues a variable rate security and RIBs. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days, while the RIB holder receives the balance of the income from the underlying municipal bond less an auction fee. Therefore, rising short-term interest rates result in lower income for the RIB, and vice versa. An investment in RIBs typically will involve greater risk than an investment in a fixed rate bond. RIBs have interest rates that bear an inverse relationship to the interest rate on another security or the value of an index. Because increases in the interest rate on the other security or index reduce the residual interest paid on a RIB, the value of a RIB is generally more volatile than that of a fixed rate bond. RIBs have interest rate adjustment formulas that generally reduce or, in the extreme, eliminate the interest paid to a portfolio when short-term interest rates rise, and increase the interest paid to a portfolio when short-term interest rates fall. RIBs have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. RIBs can be very volatile and may be less liquid than other municipal bonds of comparable maturity. These securities will generally underperform the market of fixed rate bonds in a rising interest rate environment, but tend to outperform the market of fixed rate bonds when interest rates decline or remain relatively stable.
Tax-Exempt Commercial Paper: Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital needs or as short term financing in anticipation of longer term financing. While tax-exempt commercial paper is intended to be repaid from general revenues or refinanced, it frequently is backed by a letter of credit, lending arrangement, note repurchase agreement or other credit facility agreement offered by a bank or financial institution.
Custodial Receipts and Certificates: Custodial receipts or certificates underwritten by securities dealers or banks evidence ownership of future interest payments, principal payments or both on certain municipal obligations. The underwriter of these certificates or receipts typically purchases municipal obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt, a portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, a portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.
Stand-By Commitments: Under a stand-by commitment a dealer agrees to purchase, at a portfolio’s option, specified municipal obligations held by the portfolio at a specified price and, in this respect, stand-by commitments are comparable to put options. A stand-by commitment entitles the holder to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A portfolio will be subject to credit risk with respect to an institution providing a stand-by commitment and a decline in the credit quality of the institution could cause losses to the portfolio.
Tender Option Bonds: A tender option bond is a municipal bond (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a financial institution, pursuant to which such institution grants the security holders the option, at
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periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the institution generally receives periodic fees equal to the difference between the municipal bond’s fixed coupon rate and the rate, as determined by a remarketing or similar agent, that would cause the securities, coupled with the tender option, to trade at par. Thus, after payment of this fee, the security holder would effectively hold a demand obligation that bears interest at the prevailing short-term tax-exempt rate.
Loan Participations and Assignments
Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A portfolio may participate in such syndications, or can buy part of a loan, becoming a lender. A portfolio’s investment in a loan participation typically will result in the portfolio having a contractual relationship only with the lender and not with the borrower. A portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, a portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the portfolio may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a portfolio may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan.
When a portfolio purchases a loan assignment from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a portfolio as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.
Certain of the participations or assignments acquired by a portfolio may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the portfolio would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. A portfolio may acquire loans of borrowers that are experiencing, or are more likely to experience, financial difficulty, including loans of borrowers that have filed for bankruptcy protection. Although loans in which a portfolio may invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, a portfolio could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.
Because there is no liquid market for commercial loans, the portfolios anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a portfolio’s ability to dispose of particular assignments or participations when necessary to meet redemptions of portfolio shares, to meet the portfolio’s liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market also may make it more difficult for a portfolio to assign a value to those securities for purposes of valuing the portfolio’s investments and calculating its net asset value.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to a portfolio. For example, if a loan is foreclosed, a portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under certain legal theories of lender liability, a portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a portfolio relies on its sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the portfolio.
Subordinated Securities
Subordinated securities are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities. Such securities may include so-called “high yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are determined by a portfolio’s sub-adviser to be of equivalent quality) and preferred stock. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). As a result, subordinated or junior securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer.
Participation Interests
A participation interest gives a portfolio an undivided interest in the security in the proportion that the portfolio’s participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by a portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated participation interests, the portfolio’s sub-adviser must have determined that the instrument is of comparable quality to those instruments in which the portfolio may invest. For certain
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participation interests, a portfolio will have the right to demand payment, on not more than seven days’ notice, for all or any part of the portfolio’s participation interest in the security, plus accrued interest. As to these instruments, a portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its portfolio.
Unsecured Promissory Notes
A portfolio also may purchase unsecured promissory notes which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with the portfolio’s investment objective.
Guaranteed Investment Contracts
A portfolio may invest in guaranteed investment contracts (“GICs”) issued by insurance companies. Pursuant to such contracts, a portfolio makes cash contributions to a deposit portfolio of the insurance company’s general account. The insurance company then credits to the portfolio guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit portfolio. Because a portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.
Credit-Linked Securities
Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed-income markets. For example, a portfolio may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a portfolio would receive as an investor in the trust. A portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.
Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, a portfolio’s investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act and certain rules thereunder.
Event-Linked Bonds
A portfolio may invest a portion of its net assets in “event-linked bonds,” which are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of specific “trigger” event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the portfolio will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds also may expose a portfolio to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, liquidity risk, and adverse tax consequences.
Certain portfolios may invest up to 5% of their net assets in “event-linked bonds”.
Equity Securities and Related Investments
Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed-income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by a portfolio. Also, the prices of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by a portfolio.
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Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed-income securities and senior equity securities) are paid.
There may be little trading in the secondary market for particular equity securities, which may adversely affect a portfolio’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.
Common Stocks: Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.
Preferred Stocks: A portfolio may purchase preferred stock. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.
The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.
Investments in Initial Public Offerings: A portfolio may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings may represent a significant portion of a portfolio’s investment performance. A portfolio cannot assure that investments in initial public offerings will continue to be available to the portfolio or, if available, will result in positive investment performance. In addition, as a portfolio’s portfolio grows in size, the impact of investments in initial public offerings on the overall performance of the portfolio is likely to decrease.
Warrants and Rights
A portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a given number of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and are offered during a set subscription period.
Warrants and rights are subject to the same market risks as common stocks, but may be more volatile in price. An investment in warrants or rights may be considered speculative. In addition, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to its expiration date.
Derivatives
The following investments are subject to limitations as set forth in each portfolio’s investment restrictions and policies.
A portfolio may utilize options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps (including total return swaps, some of which may be known as contracts for difference), swaps on futures contracts, caps, floors, collars, indexed securities, various mortgage-related obligations, structured or synthetic financial instruments and other derivative instruments (collectively, “Financial Instruments”). A portfolio may use Financial Instruments for any purpose, including as a substitute for other investments, to attempt to enhance its portfolio’s return or yield and to alter the investment characteristics of its portfolio (including to attempt to mitigate risk of loss in some fashion, or “hedge”). A portfolio may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful.
The U.S. government and certain foreign governments have adopted regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. Rule 18f-4 under the 1940 Act governs a portfolio’s use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the portfolio. Rule 18f-4 under the 1940 Act permits a portfolio to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the 1940 Act, among other things, prohibits open-end portfolios, including the portfolios, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which a portfolio is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the portfolio
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elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the portfolio intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.
Rule 18f-4 requires a portfolio that invests in Derivatives Transactions above a specified amount to adopt and implement a derivatives risk management program administered by a derivatives risk manager that is appointed by and overseen by the portfolio’s Board, and comply with an outer limit on portfolio leverage risk based on value at risk. A portfolio that uses Derivative Transactions in a limited amount is considered a “limited derivatives user,” as defined by Rule 18f-4, and is not subject to the full requirements of Rule 18f-4, but must adopt and implement policies and procedures reasonably designed to manage the portfolio’s derivatives risk. Portfolios are subject to reporting and recordkeeping requirements regarding their derivatives use.
The requirements of Rule 18f-4 may limit a portfolio’s ability to engage in derivatives transactions as part of its investment strategies. These requirements may also increase the cost of a portfolio’s investments and cost of doing business, which could adversely affect the value of a portfolio’s investments and/or the performance of a portfolio. The rule also may not be effective to limit a portfolio’s risk of loss. In particular, measurements of value at risk rely on historical data and may not accurately measure the degree of risk reflected in a portfolio’s derivatives or other investments. There may be additional regulation of the use of derivatives by registered investment companies, such as the portfolios, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.
In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation and coverage framework arising from prior SEC guidance for covering derivatives and similar instruments. A portfolio may still segregate cash or other liquid or other assets to cover the funding of its obligations under derivatives contracts or make margin payments when it takes positions in derivatives involving obligations to third parties.
The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (the “CFTC”), or the exchanges on which some Financial Instruments may be traded. (Note, however, that some Financial Instruments that a portfolio may use may not be listed on any exchange and may not be regulated by the SEC or the CFTC.) In addition, a portfolio’s ability to use Financial Instruments may be limited by tax considerations.
In addition to the instruments and strategies discussed in this section, a sub-adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These opportunities may become available as a sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. A sub-adviser may utilize these opportunities and techniques to the extent that they are consistent with a portfolio’s investment objective and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.
This discussion is not intended to limit a portfolio’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by a portfolio as broadly as possible. Statements concerning what a portfolio may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when the prospectus or this discussion indicates that a portfolio may engage in an activity, it may not actually do so for a variety of reasons, including cost considerations.
The use of Financial Instruments involves special considerations and risks, certain of which are summarized below, and may result in losses to a portfolio. In general, the use of Financial Instruments may increase the volatility of a portfolio and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to a portfolio. As noted above, there can be no assurance that any derivatives strategy will succeed.
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Financial Instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a portfolio’s interest. Many Financial Instruments are complex, and successful use of them depends in part upon the sub-adviser’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other instrument or measure. Even if a sub-adviser’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial Instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.
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A portfolio may segregate cash or other liquid assets to cover the funding of its obligations under Financial Instruments or make margin payments when it takes positions in Financial Instruments involving obligations to third parties. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against a portfolio’s position, the portfolio may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to a portfolio. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If a portfolio is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the portfolio will continue to be subject to investment risk on the assets. In addition, a portfolio may not be able to recover the full amount of its margin from an intermediary if that intermediary were to experience financial difficulty. Segregation,
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cover, margin and collateral requirements may impair a portfolio’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the portfolio to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.
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A portfolio’s ability to close out or unwind a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or a portfolio is not successful in its negotiations, a portfolio may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. A portfolio may be required to make delivery of portfolio securities or other assets underlying a Financial Instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, a portfolio continues to be subject to investment risk on the Financial Instrument. A portfolio may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.
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Certain Financial Instruments transactions may have a leveraging effect on a portfolio, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When a portfolio engages in transactions that have a leveraging effect, the value of the portfolio is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than a portfolio would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.
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Many Financial Instruments may be difficult to value, which may result in increased payment requirements to counterparties or a loss of value to a portfolio.
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Liquidity risk exists when a particular Financial Instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a portfolio may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain Financial Instruments, including certain over-the-counter (or “OTC”) options and swaps, may be considered illiquid and therefore subject to a portfolio’s limitation on illiquid investments.
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In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in a portfolio incurring substantial losses and/or not achieving anticipated gains. Even if the strategy works as intended, a portfolio might have been in a better position had it not attempted to hedge at all.
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Financial Instruments used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio holdings or declines in the cost of securities or other assets to be acquired. In the event that a portfolio uses a Financial Instrument as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, the portfolio will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the transaction itself.
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Certain Financial Instruments involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a portfolio may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.
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Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For Financial Instruments not guaranteed by an exchange or clearinghouse, a portfolio may have only contractual remedies in the event of a counterparty default, and there may be delays, costs or disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies.
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Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties and/or through financial institutions acting as market makers (“OTC derivatives”), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that are either required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, the portfolio bears the risk of default by its counterparty. In a cleared derivatives transaction, the portfolio is instead exposed to the risk of default of the clearinghouse and the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.
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Swap contracts involve special risks. Swaps may in some cases be illiquid. In the absence of a central exchange or market for swap transactions, they may be difficult to trade or value, especially in the event of market disruptions. The Dodd-Frank Act established a comprehensive new regulatory framework for swaps. Under this framework, regulation of the swap market is divided between the SEC and the CFTC. The SEC and CFTC have approved a number of rules and interpretations as part of the establishment of this regulatory
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regime. It is possible that developments in the swap market, including additional regulations, could adversely affect a portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Credit default swaps involve additional risks. For example, credit default swaps increase credit risk since a portfolio has exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap.
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Certain derivatives, such as interest rate swaps and credit default swaps that are based on an index, are required under applicable law to be cleared by a regulated clearinghouse. Swaps subject to this requirement are typically submitted for clearing through brokerage firms that are members of the clearinghouse. A portfolio would establish an account with a brokerage firm to facilitate clearing such a swap, and the clearinghouse would become the portfolio’s counterparty. A brokerage firm would guarantee the portfolio’s performance on the swap to the clearinghouse. The portfolio would be exposed to the credit risk of the clearinghouse and the brokerage firm that holds the cleared swap. The brokerage firm also would impose margin requirements with respect to open cleared swap positions held by the portfolio, and the brokerage firm would be able to require termination of those positions in certain circumstances. These margin requirements and termination provisions may adversely affect the portfolio’s ability to trade cleared swaps. In addition, the portfolio may not be able to recover the full amount of its margin from a brokerage firm if the firm were to go into bankruptcy. It is also possible that the portfolio would not be able to enter into a swap transaction that is required to be cleared if no clearinghouse will accept the swap for clearing.
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Swaps that are required to be cleared must be traded on a regulated execution facility or contract market that makes them available for trading. The transition from trading swaps bilaterally to trading them on such a facility or market may not result in swaps being easier to trade or value and may present certain execution risks if these facilities and markets do not operate properly. On-facility trading of swaps is also expected to lead to greater standardization of their terms. It is possible that a portfolio may not be able to enter into swaps that fully meet its investment needs, or that the costs of entering into customized swaps, including any applicable margin requirements, will be significant.
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Financial Instruments transactions conducted outside the U.S. may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of Financial Instruments transactions are also applicable to Financial Instruments used outside the U.S. Financial Instruments used outside the U.S. also are subject to the risks affecting foreign securities, currencies and other instruments.
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Financial Instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.
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Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders.
Hedging: As stated above, the term “hedging” often is used to describe a transaction or strategy that is intended to mitigate risk of loss in some fashion. Hedging strategies can be broadly categorized as “short hedges” and “long hedges.” A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a portfolio’s portfolio. In a short hedge, a portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.
Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a portfolio intends to acquire. Thus, in a long hedge, a portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, a portfolio does not own a corresponding security and, therefore, the transaction does not relate to the portfolio security that a portfolio owns. Rather, it relates to a security that a portfolio intends to acquire. If a portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the portfolio’s portfolio is the same as if the transaction were entered into for speculative purposes.
In hedging transactions, Financial Instruments on securities (such as options and/or futures) generally are used to attempt to hedge against price movements in one or more particular securities positions that a portfolio owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which a portfolio has invested or expects to invest. Financial Instruments on debt securities generally are used to hedge either individual securities or broad debt market sectors.
Options – Generally: A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.
Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are
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established through negotiation with the other party to the option contract. When a portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a portfolio as well as the loss of any expected benefit of the transaction.
Writing put or call options can enable a portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, a portfolio may also suffer a loss. For example, if the market price of the security underlying a put option written by a portfolio declines to less than the exercise price of the option, minus the premium received, it can be expected that the option will be exercised and a portfolio would be required to purchase the security at more than its market value. If a security appreciates to a price higher than the exercise price of a call option written by a portfolio, it can be expected that the option will be exercised and a portfolio will be obligated to sell the security at less than its market value.
The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options purchased by a portfolio that expire unexercised have no value, and the portfolio will realize a loss in the amount of the premium paid and any transaction costs. If an option written by a portfolio expires unexercised, the portfolio realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.
A portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a portfolio to realize profits or limit losses on an option position prior to its exercise or expiration. There can be no assurance that it will be possible for a portfolio to enter into any closing transaction.
A type of put that a portfolio may purchase is an “optional delivery standby commitment,” which is entered into by parties selling debt securities to a portfolio. An optional delivery standby commitment gives a portfolio the right to sell the security back to the seller on specified terms. This right is provided as an inducement to purchase the security.
Transamerica Aegon High Yield Bond VP may not write covered put and call options or buy put and call options and warrants on securities that are traded on U.S. and foreign securities exchanges and over-the-counter.
Options on Indices: Puts and calls on indices are similar to puts and calls on securities (described above) or futures contracts (described below) except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When a portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference. When a portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the portfolio’s exercise of the put, to deliver to the portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When a portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.
Options on indices may, depending on the circumstances, involve greater risk than options on securities. Because index options are settled in cash, when a portfolio writes a call on an index it may not be able to provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.
Futures Contracts and Options on Futures Contracts: A financial futures contract sale creates an obligation by the seller to deliver the type of Financial Instrument or, in the case of index and similar futures, cash, called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the asset called for in the contract in a specified delivery month at a stated price. Options on futures give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.
Futures strategies can be used to change the duration of a portfolio’s portfolio. If a sub-adviser wishes to shorten the duration of the portfolio’s portfolio, a portfolio may sell a debt futures contract or a call option thereon, or purchase a put option on that futures contract. If a sub-adviser wishes to lengthen the duration of a portfolio’s portfolio, the portfolio may buy a debt futures contract or a call option thereon, or sell a put option thereon.
Futures contracts may also be used for other purposes, such as to simulate full investment in underlying securities while retaining a cash balance for portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.
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No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a portfolio is required to deposit “initial margin.” Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Under certain circumstances, such as periods of high volatility, a portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.
Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.” Daily variation margin calls could be substantial in the event of adverse price movements. If a portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a disadvantageous time or price.
Although some futures and options on futures call for making or taking delivery of the underlying securities, currencies or cash, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures or options (involving the same index, currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, a portfolio realizes a gain, or if it is more, a portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, a portfolio realizes a gain, or if it is less, a portfolio realizes a loss. A portfolio will also bear transaction costs for each contract, which will be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.
Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.
If a portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. A portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
If an index future is used for hedging purposes the risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of a portfolio’s portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, a portfolio may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where a portfolio has sold index futures contracts to hedge against a decline in the market, the market may advance and the value of the securities held in the portfolio may decline. If this occurred, a portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities.
Where index futures are purchased to hedge against a possible increase in the price of securities before a portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If a sub-adviser then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, a portfolio will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.
Non-U.S. Currency Strategies: A portfolio may invest in securities that are denominated in non-U.S. currencies and may engage in a variety of non-U.S. currency exchange transactions to protect against uncertainty in the level of future exchange rates or to earn additional income. A portfolio may use options and futures contracts, swaps and indexed notes relating to non-U.S. currencies and forward currency contracts to attempt to hedge against movements in the values of the non-U.S. currencies in which the portfolio’s securities are denominated or to attempt to enhance income or yield. Currency hedges can protect against price movements in a security that a portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.
The value of Financial Instruments on non-U.S. currencies depends on the value of the underlying currency relative to the U.S. dollar. Because non-U.S. currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a portfolio could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying non-U.S. currencies at prices that are less favorable than for round lots.
There is no systematic reporting of last sale information for non-U.S. currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in non-U.S. currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.
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Settlement of transactions involving non-U.S. currencies might be required to take place within the country issuing the underlying currency. Thus, a portfolio might be required to accept or make delivery of the underlying non-U.S. currency in accordance with any U.S. or non-U.S. regulations regarding the maintenance of non-U.S. banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
Generally, OTC non-U.S. currency options used by a portfolio are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.
Forward Currency Contracts: A portfolio may enter into forward currency contracts to purchase or sell non-U.S. currencies for a fixed amount of U.S. dollars or another non-U.S. currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time of the forward currency contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.
The cost to a portfolio of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a portfolio enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.
As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty.
If a portfolio engages in a forward currency contract with respect to particular securities, the precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the non-U.S. currency, will change after the forward currency contract has been established. Thus, a portfolio might need to purchase or sell non-U.S. currencies in the spot (cash) market to the extent such non-U.S. currencies are not covered by forward currency contracts.
Swaps, Caps, Floors and Collars: A portfolio may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, to attempt to enhance yield or total return, or as a substitute for other investments. A swap typically involves the exchange by a portfolio with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.
Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of a portfolio’s investments and its share price and yield because, and to the extent, these agreements affect a portfolio’s exposure to long- or short-term interest rates, non-U.S. currency values, mortgage-backed or other security values, corporate borrowing rates or other factors such as security prices or inflation rates.
Swap agreements will tend to shift a portfolio’s investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options.
If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.
A portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, a portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or a non-U.S. corporate issuer, on the debt obligation. In return, a portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a portfolio would keep the stream of payments and would have no payment obligations. As the seller, a portfolio would be subject to investment exposure on the notional amount of the swap which may be significantly larger than a portfolio’s cost to enter into the credit default swap.
A portfolio may purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk – that the seller may fail to satisfy its payment obligations to a portfolio in the event of a default.
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Contracts for Difference: A portfolio may enter into contracts for difference (“CFDs”). A CFD is a contract between two parties, typically described as “buyer” and “seller,” stipulating that the seller will pay to the buyer the difference between the current value of an asset and its value in the future. (If the difference is negative, then the buyer instead pays the seller.) In effect, CFDs are Financial Instruments that allow a portfolio to take synthetic long or synthetic short positions on underlying assets.
CFDs are subject to liquidity risk because the liquidity of the CFD is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its ﬁnancial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on a portfolio’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase the portfolio’s ﬁnancial risk. CFDs, like many other Financial Instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the portfolio to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the portfolio is liable. CFDs are not registered with the SEC or any U.S. regulator.
Combined Positions: A portfolio may purchase and write options in combination with each other, or in combination with other Financial Instruments, to adjust the risk and return characteristics of its overall position. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
Turnover: A portfolio’s derivatives activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by a portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within a portfolio’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales. High turnover can result in increased transaction costs and tax liability for investors and may affect a portfolio’s performance.
Roll Timing: A portfolio may engage in roll-timing strategies where the portfolio seeks to extend the expiration or maturity of a position, such as a forward contract, futures contract or to-be-announced (“TBA”) transaction, on an underlying asset by closing out the position before expiration and contemporaneously opening a new position with respect to the same underlying asset that has substantially similar terms except for a later expiration date. Such “rolls” enable the portfolio to maintain continuous investment exposure to an underlying asset beyond the expiration of the initial position without delivery of the underlying asset.
Foreign Securities
The following investments are subject to limitations as set forth in each portfolio’s investment restrictions and policies. A portfolio may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and Fiduciary Depositary Receipts (“FDRs”) or other securities representing underlying shares of foreign companies.
The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a portfolio’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain foreign countries, particularly emerging markets and frontier markets, may experience significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the values of a portfolio’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue or reoccur.
Securities of some foreign companies are less liquid, and their prices are more volatile, than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold resulting in increased exposure of a portfolio to market and foreign exchange fluctuations brought about by such delays, and to the corresponding negative impact on portfolio liquidity.
The interest payable on a portfolio’s foreign securities may be subject to foreign withholding taxes, which will reduce the portfolio’s return on its investments. In addition, the operating expenses of a portfolio making such investments can be expected to be higher than those of an investment company investing exclusively in U.S. securities, since the costs of investing in foreign securities, such as custodial costs, valuation costs and communication costs, are higher than the costs of investing exclusively in U.S. securities.
There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other
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authorities to bring and enforce actions against foreign issuers or foreign persons is limited. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in frontier markets and certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. In addition, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for a portfolio to accurately price its portfolio securities or to dispose of such securities at the times determined by a sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a portfolio’s operations require cash, such as in order to meet redemptions and to pay its expenses.
A portfolio may invest in securities of emerging market and frontier market countries. Emerging market countries typically have economic and political systems that are less fully developed, and that can be expected to be less stable. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets countries. These securities may be U.S. dollar denominated or non-U.S. dollar denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities, including Brady Bonds; (b) debt obligations of supranational entities; (c) debt obligations (including dollar and non-dollar denominated) and other debt securities of foreign corporate issuers; and (d) non-dollar denominated debt obligations of U.S. corporate issuers. A portfolio may also invest in securities denominated in currencies of emerging market or frontier market countries. There is no minimum rating criteria for a portfolio’s investments in such securities.
Certain non-U.S. countries, including emerging markets and frontier markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for the portfolio to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a portfolio could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a portfolio’s investment in those markets and may increase the expenses of a portfolio. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a portfolio’s operations. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade.
Custodian services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a portfolio to make intended securities purchases because of settlement problems could cause a portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a portfolio because of a subsequent decline in value of the portfolio security or could result in possible liability to the portfolio. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a portfolio against loss or theft of its assets.
A portfolio may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to the portfolio’s investments in such countries. These taxes will reduce the return achieved by a portfolio. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.
The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A portfolio’s investment performance may be negatively affected by a devaluation of a currency in which the portfolio’s investments are quoted or denominated. Further, a portfolio’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country. All these factors are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to
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international trade and finance. Government intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.
To the extent a portfolio focuses its investments in a particular geographic region or country, or in securities quoted or denominated in the currency of a particular country, the portfolio may be subject to increased currency, political, regulatory, economic and other risks associated with that region or country.
Chinese and Other Emerging Market Securities
Investments in China and other emerging market countries may be subject to significant economic, political and social instability. Markets in these countries are generally less developed and may have limited legal protections, less-established regulatory frameworks, and lower levels of transparency compared to more developed markets. China’s economic health is largely dependent on exports, and may be dependent upon the economies of other Asian countries. Investments in Chinese and other Asian issuers could be adversely affected by changes in government policies, or trade or political disputes with major trading partners, including the U.S. China’s growing trade surplus with the U.S. has contributed to trade disputes and the imposition of tariffs. The U.S. has also restricted the sale of certain goods to China. In addition, the U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments. These matters could adversely affect China’s economy. China’s central government exercises significant control over China’s economy and may intervene in the financial markets, such as by imposing trading restrictions, and investments in Chinese issuers could be adversely affected by changes in government policies. The Chinese economy could be adversely affected by supply chain disruptions. An economic slowdown in China could adversely affect economies of other emerging market countries that trade with China, as well as companies operating in those countries. Economies of Asian countries and Asian issuers could be adversely affected by regional security threats. In addition, China’s long-running conflict over Taiwan’s sovereignty, border disputes with many neighbors and historically strained relations with other Asian countries could result in military conflict that could adversely impact the economies of China and other Asian countries, disrupt supply chains, and severely affect global economies and markets.
Additionally, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, may, from time to time, be unable to inspect audit work papers of certain foreign issuers. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Japanese Securities
To the extent a portfolio invests a significant portion of its assets in companies domiciled in Japan or in securities quoted or denominated in the Japanese yen, the portfolio will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the Japanese economy. The Japanese economy is heavily dependent upon international trade, particularly with the U.S. and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. Japan’s economic growth has historically been relatively low compared with its Asian neighbors and other major developed economies, and it may continue to experience low growth in the future. The Japanese economic growth rate could be impacted by Bank of Japan monetary policies, rising interest rates, tax increases, budget deficits, consumer confidence and volatility in the Japanese yen. Japan’s economy has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan’s relations with neighboring countries, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities, defense concerns and regional security issues. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Economic growth in Japan is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. The Japanese economy has been adversely affected by certain structural issues, including an aging population, significant non-performing loan portfolios at major financial institutions, substantial government deficits and low domestic consumption. In addition, Japan is located in a region that has historically been prone to natural disasters such as earthquakes, volcanic eruptions, typhoons and tsunamis, and is economically sensitive to environmental events. Any such event may negatively affect the securities of Japanese companies held by a portfolio.
Taiwanese Securities
Investments in Taiwan are subject to legal, regulatory, political, currency, and economic risks that are unique to Taiwan, including risks associated with its ongoing tensions with China. The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources. As such, any significant increase in commodity prices, worldwide shortages, or volatility in the commodities market could have an adverse effect on Taiwan’s economy. The Chinese government is engaged in a longstanding dispute with Taiwan, and continually threatens invasion. Continued deterioration of the political and economic relations between the United States and China could exacerbate the tensions between China and Taiwan and cause China to act upon its threat of invasion. Such escalation could adversely affect Taiwan’s economy, as well as the value of a portfolio.
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Russian Securities
Certain portfolios may invest directly in the securities of Russian issuers or may have indirect exposure to Russian securities through its investment in one or more portfolios with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described above. The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries. Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets.
A risk with respect to direct investment in Russian securities results from the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and normally evidenced by “share extracts” from the register or, in certain circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the security, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision, nor are they licensed with any governmental entity. It is possible for a portfolio to lose its registration through fraud, negligence, or even mere oversight. Each applicable portfolio will endeavor to ensure that its interest is appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations. However, these extracts have no legal enforceability and it is possible that a subsequent illegal amendment or other fraudulent act may deprive a portfolio of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of a loss of share registration. Further, significant delays or problems may occur in registering the transfer of securities, which could cause a portfolio to incur losses due to a counterparty’s failure to pay for securities the portfolio has delivered or the portfolio’s inability to complete its contractual obligations because of theft or other reasons.
Also, although a Russian public enterprise having a certain minimum number of shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company’s shares by illegally instructing the registrar to refuse to record transactions in the share register.
In addition, Russia’s military invasion of Ukraine in February 2022 resulted in the U.S., other countries and certain international organizations levying broad economic sanctions against Russia. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. The U.S. and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. A number of large corporations and U.S. states have also divested interests or otherwise curtailed business dealings with certain Russian businesses. In addition, certain index providers have removed Russian securities from their indices. These actions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia or other countries that support Russia’s military invasion in the future may result in the devaluation of Russian or other affected currencies, a downgrade in the sanctioned country’s credit rating, and a decline in the value and liquidity of Russian securities and securities of issuers in other countries that support the invasion. In response to sanctions, the Russian Central Bank raised its interest rates and banned sales of local securities by foreigners. Russia may take additional countermeasures or retaliatory actions, which could further impair the value and liquidity of Russian securities and a portfolio’s investments. The potential for wider conflict may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries affected by the invasion. In addition, the ability to price, buy, sell, receive, or deliver such securities is also affected due to these measures. For example, a portfolio may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions and/or countermeasures taken by Russia in response to the sanctions may require a portfolio to freeze its existing investments in companies operating in or having dealings with Russia or other sanctioned countries, which would prevent a portfolio from selling these investments, and the value of such investments held by a portfolio could be significantly impacted, which could lead to such investments being valued at zero. Any exposure that a portfolio may have to Russian counterparties or counterparties in other sanctioned countries also could negatively impact a portfolio’s portfolio. The extent and duration of Russia’s military actions, including any retaliatory measures that may be taken by Russia or others subject to sanctions (such as cyberattacks, export restrictions (e.g., natural gas), asset seizures, or military escalation elsewhere in Europe) are unpredictable and may result in significant market disruptions. These and any related events could significantly impact a portfolio’s performance and the value of an investment in a portfolio even beyond any direct exposure a portfolio may have to Russian issuers or issuers in other countries affected by the invasion.
United Kingdom Securities
The United Kingdom (U.K.) has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes in the economic condition of the U.S., China and other European countries. The profitability of U.K. issuers may also be influenced by the economies of other European countries and economic and market regulations of the European Union (EU). For example, on January 31, 2020, the United Kingdom withdrew from the EU, commonly referred to as “Brexit.” Following a transition period, the U.K.’s post-Brexit trade agreement with the EU passed into law in December 2020
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and went into effect on January 1, 2021. The U.K. and EU reached an agreement on the terms of their future trading relationship; however, many aspects of the UK-EU trade relationship remain subject to further negotiation. The long-term economic, regulatory and market ramifications of the U.K.’s withdrawal from the EU remains unclear. The impact on the U.K. and European economies and the broader global economy could be significant, resulting in increased volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements, and in potentially lower growth for companies in the U.K., Europe and globally, which could have an adverse effect on the value and performance of a portfolio’s investments.
ADRs, EDRs and GDRs: A portfolio may purchase ADRs, American Depositary Debentures, American Depositary Notes, American Depositary Bonds, EDRs, GDRs and FDRs, or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or OTC in the U.S. and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A portfolio may invest in ADRs through both sponsored and unsponsored arrangements. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.
Eurodollar or Yankee Obligations: Eurodollar bank obligations are dollar denominated debt obligations issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar denominated obligations issued in the U.S. capital markets by foreign issuers. Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.
Sovereign Government and Supranational Debt: A portfolio may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.
Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.
Sector Focused Investments
To the extent a portfolio invests more heavily in a particular market sector (e.g., the consumer discretionary sector, the financial sector, etc.), the value of the portfolio’s shares and its performance will be especially sensitive to developments that significantly affect that sector and there is increased risk that the portfolio will lose significant value if conditions adversely affect that sector. Individual sectors may be more volatile and may also perform differently from the broader market or from each other. In addition, regulatory, economic, or market events that impact a particular sector may have a disproportionate effect on a portfolio’s performance when compared to portfolios with more diversified sector exposure.
Other Investments
Illiquid Investments
Pursuant to Rule 22e-4 under the 1940 Act, a portfolio (other than a money market fund) may not acquire any “illiquid investment” if, immediately after the acquisition, the portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An illiquid investment is any investment that a portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may be difficult to value, and a portfolio may have difficulty disposing of such securities promptly. The portfolios (other than Transamerica
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BlackRock Government Money Market VP) have implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of TAM to administer the liquidity risk management program and related procedures. Transamerica BlackRock Government Money Market VP may invest up to 5% of its total assets in illiquid investments.
The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. A portfolio may be restricted in its ability to sell such securities at a time when a portfolio’s sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, a portfolio may have to sell other assets, rather than such illiquid investments, at a time that is not advantageous.
Each portfolio monitors the portion of its total assets that are invested in illiquid investments on an ongoing basis, not only at the time of the investment in such securities.
Investments in the Real Estate Industry and Real Estate Investment Trusts (“REITs”)
REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.
Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.
REITs (especially mortgage REITs) are also subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.
Certain portfolios may invest in foreign real estate companies, which are similar to entities organized and operated as REITs in the U.S. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, and a portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.
Commodities and Natural Resources
Commodities may include, among other things, oil, gas, timber, farm products, minerals, precious metals, for example, gold, silver, platinum, and palladium, and other natural resources. Certain portfolios may invest in companies (such as mining, dealing or transportation companies) with substantial exposure to, or instruments that result in exposure to, commodities markets. Commodities generally and particular commodities have, at times been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The prices of commodities may be, however, less subject to local and company-specific factors than securities of individual companies. As a result, commodity prices may be more or less volatile in price than securities of companies engaged in commodity-related businesses. Investments in commodities can present concerns such as delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations.
Commodity-Linked Investments
A portfolio may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity-linked investments, including commodities futures contracts, commodity-linked derivatives, and commodity-linked notes. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The value of commodity-linked investments held by a portfolio may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.
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The prices of commodity-linked investments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, a portfolio's commodity-linked investments may be expected to underperform an investment in traditional securities.
Transamerica Morgan Stanley Global Allocation VP may also gain exposure to the commodity markets through investments in its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”).
Hybrid Instruments
Hybrid instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below-market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems. Hybrid instruments can have volatile prices and limited liquidity, and their use may not be successful.
Lending
Consistent with applicable regulatory requirements and the limitations as set forth in each portfolio's investment restrictions and policies, a portfolio may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board. Loans of securities will be secured continuously by collateral in cash or U.S. government or agency securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received by a portfolio will be invested in high quality short-term instruments, or in one or more funds maintained by the lending agent for the purpose of investing cash collateral. During the term of the loan, a portfolio will continue to have investment risk with respect to the security loaned, as well as risk with respect to the investment of the cash collateral. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, will receive any income generated by the portfolio’s investment of the collateral (subject to a rebate payable to the borrower and a percentage of the income payable to the lending agent). Where the borrower provides a portfolio with collateral other than cash, the borrower is also obligated to pay the portfolio a fee for use of the borrowed securities. A portfolio does not have the right to vote any securities having voting rights during the existence of the loan, but would retain the right to call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. In addition, a portfolio could suffer loss if the loan terminates and the portfolio is forced to liquidate investments at a loss in order to return the cash collateral to the buyer.
Trade Claims
Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are speculative and are subject to the risks associated with low-quality obligations.
Passive Foreign Investment Companies
Certain foreign entities called passive foreign investment companies have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a portfolio’s expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of passive foreign investment companies in which the portfolio invests. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the portfolio held its investment. In addition, the shareholders may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned by a portfolio from these investments.
To avoid such tax and interest, a portfolio generally intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income.
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Master Limited Partnerships
Master Limited Partnership (“MLPs”) are limited partnerships whose shares (or units) are listed and traded on a U.S. securities exchange, just like common stock. To qualify for tax treatment as a partnership, an MLP must receive at least 90% of its income from qualifying sources such as natural resource activities. Natural resource activities include the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner, which is generally a major energy company, investment fund or the management of the MLP, typically controls the MLP through a 2% general partner equity interest in the MLP plus common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.
MLPs are typically structured such that common units have first priority to receive quarterly cash distributions up to an established minimum quarterly dividend (“MQD”). Common units also accrue arrearages in distributions to the extent the MQD is not paid. Once common units have been paid, subordinated units receive distributions of up to the MQD, but subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which maximizes value to unit holders. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where the general partner is receiving 50% of every incremental dollar paid to common and subordinated unit holders. By providing for incentive distributions the general partner is encouraged to streamline costs and acquire assets in order to grow the partnership, increase the partnership’s cash flow, and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.
MLP I-Shares
I-Shares represent an ownership interest issued by an affiliated party of an MLP. The MLP affiliate issuing the I-Shares is structured as a corporation for federal income tax purposes. I-Shares are traded on the New York Stock Exchange (“NYSE”) and the NYSE AMEX. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of i-units. i-units generally receive no allocations of income, gain, loss or deduction unless and until the MLP is liquidated. In addition, rather than receiving cash distributions, the MLP affiliate receives additional i-units based on a formula. Similarly, holders of I-Shares will receive additional I-Shares, in the same proportion as the MLP affiliates’ receipt of i-units, rather than cash distributions. Distributions of additional i-units and of additional I-Shares generally are not taxable events for the MLP affiliate and the holder of the I-Shares, respectively. I-Shares themselves have limited voting rights which are similar to those applicable to MLP common units.
Energy Infrastructure Companies
Companies engaged in the energy infrastructure sector principally include publicly-traded MLPs and limited liability companies taxed as partnerships, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities, and other companies that derive a substantial portion of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, “Energy Infrastructure Companies”).
Energy Infrastructure Companies may be directly affected by energy commodity prices, especially those Energy Infrastructure Companies which own the underlying energy commodity. Commodity prices fluctuate for several reasons, including changes in market and economic conditions, the impact of weather on demand, levels of domestic production and imported commodities, energy conservation, domestic and foreign governmental regulation and taxation and the availability of local, intrastate and interstate transportation systems.
A decrease in the production or availability of natural gas, natural gas liquids, crude oil, coal or other energy commodities or a decrease in the volume of such commodities available for transportation, processing, storage or distribution may adversely impact the financial performance of Energy Infrastructure Companies. In addition, Energy Infrastructure Companies engaged in the production of natural gas, natural gas liquids, crude oil, refined petroleum products or coal are subject to the risk that their commodity reserves naturally deplete over time.
Energy Infrastructure Companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. Various governmental authorities have the power to enforce compliance with these regulations and the permits issued under them and violators are subject to administrative, civil and criminal penalties, including civil fines, injunctions or both. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the financial performance of Energy Infrastructure Companies.
Natural disasters, such as hurricanes in the Gulf of Mexico, also may impact Energy Infrastructure Companies.
Other Investment Companies
Subject to applicable statutory and regulatory limitations and any applicable non-fundamental investment policies, a portfolio may invest in shares of other investment companies, including shares of other mutual funds, closed-end funds, and unregistered investment companies. Pursuant to a statutory exemption or an exemptive rule adopted by the SEC, a portfolio may invest in other investment companies beyond the
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statutory limits prescribed by the 1940 Act. Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that the portfolio enter into a fund of funds investment agreement.
Investments in other investment companies are subject to the risk of the securities in which those investment companies invest. In addition, to the extent a portfolio invests in securities of other investment companies, portfolio shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of a portfolio’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses.
Certain sub-advisers have received an exemptive order from the SEC permitting funds that are sub-advised by the sub-adviser to invest in affiliated registered money market funds and ETFs, and in an affiliated private investment company; provided however, that, among other limitations, in all cases the portfolio’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of its total assets at any time.
Exchange-Traded Funds (“ETFs”)
ETFs are typically registered investment companies whose securities are traded over an exchange at their market price. ETFs generally represent a portfolio of securities designed to track a particular market index or other group of securities. Other ETFs are actively managed and seek to achieve a stated objective by investing in a portfolio of securities and other assets. A portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although the potential lack of liquidity of an ETF could result in it being more volatile. There is also a risk that the general level of securities prices may decline, thereby adversely affecting the value of ETFs invested in by a portfolio. Moreover, a portfolio’s investments in index-based ETFs may not exactly match the performance of a direct investment in the respective indices or portfolios of securities to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other factors, such as discrepancies with respect to the weighting of securities. Additionally, ETFs have management fees which increase their costs.
Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout a trading day, bought and sold based on an exchange based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. However, the investments held by most ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is typically disseminated throughout the trading day. Due in part to this transparency, the trading prices of ETFs tend to closely track the actual net asset value of the underlying holdings and a portfolio will generally gain or lose value depending on the performance of the holdings. A portfolio may invest in ETFs that are index-based (“passively managed”) or actively managed. A sub-set of actively managed ETFs known as “semi-transparent ETFs” do not publicly disclose their holdings on each trading day. Actively managed ETFs, including semi-transparent ETFs, typically trade at larger discounts or premiums to actual net asset values than index-based ETFs. Gains or losses on a portfolio’s investment in an ETF, however, will ultimately depend on the purchase and sale price of the ETF.
Exchange-Traded Notes (“ETNs”)
ETNs are generally notes representing debt of the issuer, usually a financial institution. ETNs combine both aspects of bonds and ETFs. An ETN’s returns are based on the performance of one or more underlying assets, reference rates or indexes, minus fees and expenses. Similar to ETFs, ETNs are listed on an exchange and traded in the secondary market. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the specific asset, index or rate (“reference instrument”) to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. ETNs are not registered or regulated as investment companies under the 1940 Act.
The value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, the performance of the reference instrument, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the reference instrument. An ETN that is tied to a reference instrument may not replicate the performance of the reference instrument. ETNs also incur certain expenses not incurred by their applicable reference instrument. Some ETNs that use leverage can, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Levered ETNs are subject to the same risk as other instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid.
Because the return on the ETN is dependent on the issuer’s ability or willingness to meet its obligations, the value of the ETN may change due to a change in the issuer’s credit rating, despite no change in the underlying reference instrument. The market value of ETN shares may differ from the value of the reference instrument. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the assets underlying the reference instrument that the ETN seeks to track.
There may be restrictions on a portfolio’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. The portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market. An investor in an ETN could lose some or all of the amount invested. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service (the “IRS”) and may also be affected by future legislation.
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Dollar Roll Transactions
“Dollar roll” transactions consist of the sale by a portfolio to a bank or broker-dealer (the “counterparty”) of Ginnie Mae certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a portfolio agrees to buy a security on a future date. A portfolio will not use such transactions for leveraging purposes.
The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a portfolio’s right to purchase from the counterparty might be restricted. In addition, the value of such securities may change adversely before a portfolio is able to purchase them. Similarly, a portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a portfolio, the security that the portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a portfolio’s use of the cash that it receives from a dollar roll will provide a return that exceeds the transaction costs.
Transamerica Aegon U.S. Government Securities VP will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.
Short Sales
In short selling transactions, a portfolio sells a security it does not own in anticipation that the price of the security will decline. The portfolio must borrow the same security and deliver it to the buyer to complete the sale. The portfolio will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the portfolio must replace the borrowed security. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, possible losses from short sales may, theoretically, be unlimited (e.g., if the price of a stock sold short rises) and a portfolio may be unable to replace a borrowed security sold short. A portfolio also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions.
Short sales also involve other costs. A portfolio may have to pay a fee to borrow particular securities and is often obligated to turn over any payments received on such borrowed securities to the lender of the securities. A portfolio secures its obligation to replace the borrowed security by depositing collateral with the lender or its custodian or qualified sub-custodian, usually in cash, U.S. government securities or other liquid securities similar to those borrowed. All short sales will be fully collateralized.
A portfolio may sell securities “short against the box.” In short sales “against the box,” the portfolio, at all times when the short position is open, owns an equal amount of the securities sold short or has the right to obtain, at no added cost, securities identical to those sold short. When selling short against the box, if the price of such securities were to increase rather than decrease, the portfolio would forgo the potential realization of the increased value of the shares sold short.
Certain portfolios may sell securities short only against the box.
International Agency Obligations
Bonds, notes or Eurobonds of international agencies include securities issued by the Asian Development Bank, the European Economic Community, and the European Investment Bank. A portfolio may also purchase obligations of the International Bank for Reconstruction and Development which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the U.S.
When-Issued, Delayed Settlement and Forward Delivery Securities
Securities may be purchased and sold on a “when-issued,” “delayed settlement” or “forward (delayed) delivery” basis. “When-issued” or “forward delivery” refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.
A portfolio may engage in when-issued or forward delivery transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a portfolio engages in when-issued or forward delivery transactions, it will do so consistent with its investment objective and policies and not for the purpose of investment leverage (although leverage may result).
“Delayed settlement” is a term used to describe settlement of a securities transaction in the secondary market that will occur sometime in the future. No payment or delivery is made by a portfolio until it receives payment or delivery from the other party to any of the above transactions.
New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.
At the time of settlement, the market value and/or the yield of the security may be more or less than the purchase price. A portfolio bears the risk of such market value fluctuations. These transactions also involve the risk that the other party to the transaction may default on its obligation to make payment or delivery. As a result, a portfolio may be delayed or prevented from completing the transaction and may incur additional costs as a consequence of the delay.
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Additional Information
Temporary Defensive Position
At times a portfolio’s sub-adviser may judge that conditions in the securities markets make pursuing the portfolio’s typical investment strategy inconsistent with the best interest of its shareholders. At such times, a sub-adviser may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the portfolio’s assets. In implementing these defensive strategies, a portfolio may invest without limit in securities that a sub-adviser believes present less risk to a portfolio, including equity securities, debt and fixed-income securities, preferred stocks, U.S. government and agency obligations, cash or money market instruments, CDs, demand and time deposits, bankers’ acceptance or other securities a sub-adviser considers consistent with such defensive strategies, such as, but not limited to, options, futures, warrants or swaps. During periods in which such strategies are used, the duration of a portfolio may diverge from the duration range for that portfolio disclosed in its prospectus (if applicable). It is impossible to predict when, or for how long, a portfolio will use these alternative strategies. As a result of using these alternative strategies, a portfolio may not achieve its investment objective.
Borrowings
Certain portfolios participate in a syndicated, committed line of credit provided by State Street Bank and Trust Company. This line of credit is intended to provide a temporary source of cash in extraordinary or emergency circumstances, for example, in the case of unexpected shareholder redemption requests.
When a portfolio invests borrowing proceeds in other securities, the portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. Like other leveraging risks, this makes the value of an investment in a portfolio more volatile and increases the portfolio’s overall investment exposure. In addition, if a portfolio’s return on its investment of the borrowing proceeds does not equal or exceed the interest that a portfolio is obligated to pay under the terms of a borrowing, engaging in these transactions will lower the portfolio’s return.
A portfolio may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its borrowing obligations. This could adversely affect the portfolio managers’ strategy and result in lower portfolio returns. Interest on any borrowings will be a portfolio expense and will reduce the value of a portfolio’s shares.
A portfolio may borrow on a secured or on an unsecured basis. If a portfolio enters into a secured borrowing arrangement, a portion of the portfolio’s assets will be used as collateral. During the term of the borrowing, the portfolio will remain at risk for any fluctuations in the market value of these assets in addition to any securities purchased with the proceeds of the loan. In addition, a portfolio may be unable to sell the collateral at a time when it would be advantageous to do so, which could adversely affect the portfolio managers’ strategy and result in lower portfolio returns. The portfolio would also be subject to the risk that the lender may file for bankruptcy, become insolvent, or otherwise default on its obligations to return the collateral to the portfolio. In the event of a default by the lender, there may be delays, costs and risks of loss involved in a portfolio’s exercising its rights with respect to the collateral or those rights may be limited by other contractual agreements or obligations or by applicable law.
The 1940 Act requires a portfolio to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.
Interfund Lending
To satisfy redemption requests or to cover unanticipated cash shortfalls, a portfolio may enter into lending agreements (“Interfund Lending Agreements”) under which the portfolio would lend money and borrow money for temporary purposes directly to and from another Transamerica portfolio through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to TAM and the Trust permitting such interfund lending. All Interfund Loans will consist only of uninvested cash reserves that the portfolio otherwise would invest in repurchase agreements or other short-term instruments.
If a portfolio has outstanding borrowings, any Interfund Loans to the portfolio (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the portfolio, the event of default will automatically (without need for action or notice by the lending portfolio) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending portfolio to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing portfolio.
A portfolio may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the portfolio has a secured loan outstanding from any other lender, including but not limited to another Transamerica portfolio, the portfolio’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a portfolio’s total
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outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the portfolio may borrow through the credit facility on a secured basis only. A portfolio may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would be more than 33 1∕3% of its total assets.
No portfolio may lend to another portfolio through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending portfolio’s net assets at the time of the loan. A portfolio’s Interfund Loans to any one portfolio shall not exceed 5% of the lending portfolio’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending portfolio and may be repaid on any day by a borrowing portfolio.
The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending portfolio and the borrowing portfolio. However, no borrowing or lending activity is without risk. When a portfolio borrows money from another portfolio, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the portfolio may have to borrow from a bank at higher rates (if such borrowing is available) or sell securities at a loss if an Interfund Loan were not available from another portfolio. A delay in repayment to a lending portfolio could result in a lost opportunity or additional lending costs.
Reverse Repurchase Agreements
A reverse repurchase agreement has the characteristics of a secured borrowing and creates leverage. In a reverse repurchase transaction, a portfolio sells a portfolio instrument to another person, such as a financial institution or broker/dealer, in return for cash. At the same time, a portfolio agrees to repurchase the instrument at an agreed-upon time and at a price that is greater than the amount of cash that the portfolio received when it sold the instrument, representing the equivalent of an interest payment by the portfolio for the use of the cash. During the term of the transaction, a portfolio will continue to receive any principal and interest payments (or the equivalent thereof) on the underlying instruments.
A portfolio may engage in reverse repurchase agreements as a means of raising cash to satisfy redemption requests or for other temporary or emergency purposes. Unless otherwise limited in its prospectus or this SAI, a portfolio may also engage in reverse repurchase agreements to the extent permitted by its fundamental investment policies in order to raise additional cash to be invested by the portfolio’s portfolio managers in other securities or instruments in an effort to increase the portfolio’s investment returns.
During the term of the transaction, a portfolio will remain at risk for any fluctuations in the market value of the instruments subject to the reverse repurchase agreement as if it had not entered into the transaction. When a portfolio reinvests the proceeds of a reverse repurchase agreement in other securities, the portfolio will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to satisfy the portfolio’s obligations under the reverse repurchase agreement. Like other leveraging risks, this makes the value of an investment in a portfolio more volatile and increases the portfolio’s overall investment exposure. This could also result in the portfolio having to dispose of investments at inopportune times and at disadvantageous amounts. In addition, if a portfolio’s return on its investment of the proceeds of the reverse repurchase agreement does not equal or exceed the implied interest that it is obligated to pay under the reverse repurchase agreement, engaging in the transaction will lower the portfolio’s return.
When a portfolio enters into a reverse repurchase agreement, it is subject to the risk that the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the portfolio. In the event of a default by the counterparty, there may be delays, costs and risks of loss involved in a portfolio’s exercising its rights under the agreement, or those rights may be limited by other contractual agreements or obligations or by applicable law.
In addition, a portfolio may be unable to sell the instruments subject to the reverse repurchase agreement at a time when it would be advantageous to do so, or may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to its obligations under a reverse repurchase agreement. This could adversely affect the portfolio managers’ strategy and result in losses.
Rule 18f-4 under the 1940 Act permits a portfolio to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the 1940 Act, provided that the portfolio either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as “derivatives transactions” under Rule 18f-4. See “Derivatives.”
Voluntary Actions
From time to time, a portfolio may voluntarily participate in actions (for example, rights offerings, conversion privileges, exchange offers, credit event settlements, etc.) where the issuer or counterparty offers securities or instruments to holders or counterparties, such as a portfolio, and the acquisition is determined to be beneficial to portfolio shareholders (“Voluntary Action”). Notwithstanding any percentage investment limitation listed under this section or any percentage investment limitation of the 1940 Act or rules thereunder, if a portfolio has the opportunity to acquire a permitted security or instrument through a Voluntary Action, and the portfolio will exceed a percentage investment limitation following the acquisition, it will not constitute a violation if, after announcement of the offering, but prior to the receipt of the securities or instruments, the portfolio sells an offsetting amount of assets that are subject to the investment limitation in question at least equal to the value of the securities or instruments to be acquired.
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Cybersecurity
With the increased use of technologies to conduct business, a portfolio is susceptible to operational, information security and related risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Geopolitical tensions may increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the portfolio’s systems. Cyber incidents affecting a portfolio’s investment manager, sub-adviser and other service providers (including, but not limited to, portfolio accountants, custodians, transfer agents and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with a portfolio’s ability to calculate its NAV, impediments to trading, the inability of portfolio shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, reputational damage, reimbursement or other compensation or remediation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a portfolio invests, counterparties with which a portfolio engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for portfolio shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While a portfolio’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been adequately identified or prepared for and that an attack may not be detected. Furthermore, a portfolio cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect the portfolio or its shareholders. Cybersecurity risks may also impact issuers of securities in which the portfolio invests, which may cause the portfolio’s investments in such issuers to lose value. A portfolio and its shareholders could be negatively impacted as a result.
Money Market Reserves
It is expected that Transamerica T. Rowe Price Small Cap VP will invest its cash reserves primarily in a money market fund established for the exclusive use of the T. Rowe Price family of mutual funds and other clients of T. Rowe Price and its affiliates.
The T. Rowe Price affiliated money market funds must comply with the requirements of Rule 2a-7 under the 1940 Act, governing money market funds. The T. Rowe Price affiliated money market funds invest in prime money market instruments receiving the highest credit rating, U.S. Government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.
T. Rowe Price believes that its affiliated money market funds provide very efficient means of managing the cash reserves of the portfolio. While the funds do not pay an advisory fee to T. Rowe Price, they will incur other expenses. However, the T. Rowe Price affiliated money market funds are expected to operate at very low expense ratios. The portfolio will only invest in T. Rowe Price affiliated money market funds to the extent it is consistent with its objectives and programs.
The T. Rowe Price affiliated money market funds are not insured or guaranteed by the U.S. government, and there is no assurance they will maintain a stable net asset value of $1.00 per share.
Special Considerations (Transamerica ProFund UltraBear VP Only)
Transamerica ProFund UltraBear VP presents certain risks, some of which are further described below.
Correlation and Tracking: Several factors may affect the ability of Transamerica ProFund UltraBear VP (the “ProFund”) to achieve inverse correlation with its benchmark. Among these factors are: (1) the ProFund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the costs associated with the use of derivatives; (2) less than all of the securities underlying the ProFund’s benchmark being held by the ProFund and/or securities not included in the benchmark being held by the ProFund; (3) an imperfect correlation between the performance of instruments held by the ProFund, such as futures contracts, and the performance of the underlying securities in a benchmark; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) the ProFund’s share prices being rounded to the nearest cent; (7) changes to the benchmark that are not disseminated in advance; (8) the need to conform the ProFund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) limit up or limit down trading halts on options or futures contracts which may prevent the ProFund from purchasing or selling options or futures contracts; (10) early and unanticipated closings of the markets on which the holdings of the ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions; and (11) fluctuations in currency exchange rates. Also, because ProFund rebalances its benchmark exposure at the end of each trading day, disparities between estimated and actual purchases and redemptions of the ProFund may cause the ProFund to be over- or underexposed to its benchmark. This may result in greater tracking and correlation error.
Furthermore, the ProFund has an investment objective before fees and expenses to match twice the inverse (-2x) performance of the benchmark on a single day. A “single day” is measured from the time the ProFund calculates its NAV to the time of the ProFund’s next NAV calculation. The ProFund is subject to the correlation risks described above. In addition, while a close inverse correlation of the ProFund to
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its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the NAV of the shares of the ProFund may diverge, in some cases, significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect as further described in the Prospectus.
Leverage: The ProFund intends to use, on a regular basis, leveraged investment techniques in pursuing its investment objective. Leverage exists when the ProFund achieves the right to a return on a capital base that exceeds the amount the ProFund has invested. Utilization of leverage involves special risks and should be considered to be speculative. Specifically, leverage creates the potential for greater gains to shareholders of the ProFund during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage is likely to cause higher volatility of the NAVs of the ProFund’s shares. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the ProFund to pay interest which would decrease the ProFund’s total return to shareholders. If the ProFund achieves its investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had the ProFund not been leveraged.
Special Note Regarding the Correlation Risks of Inverse Geared Funds: As a result of compounding, for periods greater than a single day, the use of leverage tends to cause the performance of the ProFund to vary from its benchmark performance times the stated multiple (-2x) in the portfolio’s investment objective before accounting for fees and fund expenses. Compounding affects all investments, but has a more significant impact on inverse geared funds. Four factors significantly affect how close daily compounded returns are to longer-term benchmark returns times the portfolio’s multiple: the length of the holding period, benchmark volatility, whether the multiple is positive or inverse, and its leverage level. Longer holding periods, higher benchmark volatility, inverse exposure and greater leverage each can lead to returns farther from the multiple times the benchmark return. As the table below shows, particularly during periods of higher benchmark volatility, compounding will cause longer term results to vary from the benchmark performance times the stated multiple in the ProFund’s investment objective. This effect becomes more pronounced as volatility increases.
A geared fund’s return for periods longer than one day is primarily a function of the following:
a)
benchmark performance;
b)
benchmark volatility;
c)
period of time;
d)
financing rates associated with leverage or inverse exposure;
e)
other fund expenses; and
f)
dividends or interest paid with respect to securities included in the benchmark.
The fund performance for a geared fund can be estimated given any set of assumptions for the factors described above. The tables below illustrates the impact of two factors, benchmark volatility and benchmark performance, on an inverse geared fund. Benchmark volatility is a statistical measure of the magnitude of fluctuations in the returns of a benchmark and is calculated as the standard deviation of the natural logarithms of one plus the benchmark return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of benchmark performance and benchmark volatility over a one-year period. Assumptions used in the table include: a) no dividends paid with regard to the equity securities included in the benchmark; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage or inverse exposure) of zero percent. If fund expenses and/or actual borrowing/lending rates were reflected, the fund’s performance would be different than shown.
The table below shows an example in which a geared fund that has an investment objective to correspond to twice the inverse (-2x) of the daily performance of a benchmark. The geared fund could be expected to achieve a -20% return on a yearly basis if the benchmark performance was 10%, absent any costs or the correlation risk or other factors described above and in the Prospectus under “Correlation Risk.” However, as the table shows, with a benchmark volatility of 20%, such a fund would return -26.7%, again absent any costs or other factors described above and in the Prospectus under “Correlation Risk.” In the chart below, areas shaded darker represent those scenarios where the fund will underperform (i.e., return less than) the benchmark performance times the stated multiple in the fund’s investment objective (-2x).
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Estimated Fund Return Over One Year When the Fund Objective is to Seek Daily Investment Results, Before Fees and Expenses, that Correspond to Twice the Inverse (-2x) of the Daily Performance of a Benchmark.
One Year Benchmark Performance	Twice the Inverse (-2x) of One Year Benchmark Performance	Benchmark Volatility
		0%	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%	60%
-60%	120%	525.0%	520.3%	506.5%	484.2%	454.3%	418.1%	377.1%	332.8%	286.7%	240.4%	195.2%	152.2%	112.2%
-55%	110%	393.8%	390.1%	379.2%	361.6%	338.0%	309.4%	277.0%	242.0%	205.6%	169.0%	133.3%	99.3%	67.7%
-50%	100%	300.0%	297.0%	288.2%	273.9%	254.8%	231.6%	205.4%	177.0%	147.5%	117.9%	88.9%	61.4%	35.8%
-45%	90%	230.6%	228.1%	220.8%	209.0%	193.2%	174.1%	152.4%	128.9%	104.6%	80.1%	56.2%	33.4%	12.3%
-40%	80%	177.8%	175.7%	169.6%	159.6%	146.4%	130.3%	112.0%	92.4%	71.9%	51.3%	31.2%	12.1%	-5.7%
-35%	70%	136.7%	134.9%	129.7%	121.2%	109.9%	96.2%	80.7%	63.9%	46.5%	28.9%	11.8%	-4.5%	-19.6%
-30%	60%	104.1%	102.6%	98.1%	90.8%	81.0%	69.2%	55.8%	41.3%	26.3%	11.2%	-3.6%	-17.6%	-30.7%
-25%	50%	77.8%	76.4%	72.5%	66.2%	57.7%	47.4%	35.7%	23.1%	10.0%	-3.2%	-16.0%	-28.3%	-39.6%
-20%	40%	56.3%	55.1%	51.6%	46.1%	38.6%	29.5%	19.3%	8.2%	-3.3%	-14.9%	-26.2%	-36.9%	-46.9%
-15%	30%	38.4%	37.4%	34.3%	29.4%	22.8%	14.7%	5.7%	-4.2%	-14.4%	-24.6%	-34.6%	-44.1%	-53.0%
-10%	20%	23.5%	22.5%	19.8%	15.4%	9.5%	2.3%	-5.8%	-14.5%	-23.6%	-32.8%	-41.7%	-50.2%	-58.1%
-5%	10%	10.8%	10.0%	7.5%	3.6%	-1.7%	-8.1%	-15.4%	-23.3%	-31.4%	-39.6%	-47.7%	-55.3%	-62.4%
0%	0%	0.0%	-0.7%	-3.0%	-6.5%	-11.3%	-17.1%	-23.7%	-30.8%	-38.1%	-45.5%	-52.8%	-59.6%	-66.0%
5%	-10%	-9.3%	-10.0%	-12.0%	-15.2%	-19.6%	-24.8%	-30.8%	-37.2%	-43.9%	-50.6%	-57.2%	-63.4%	-69.2%
10%	-20%	-17.4%	-18.0%	-19.8%	-22.7%	-26.7%	-31.5%	-36.9%	-42.8%	-48.9%	-55.0%	-61.0%	-66.7%	-71.9%
15%	-30%	-24.4%	-25.0%	-26.6%	-29.3%	-32.9%	-37.3%	-42.3%	-47.6%	-53.2%	-58.8%	-64.3%	-69.5%	-74.3%
20%	-40%	-30.6%	-31.1%	-32.6%	-35.1%	-38.4%	-42.4%	-47.0%	-51.9%	-57.0%	-62.2%	-67.2%	-72.0%	-76.4%
25%	-50%	-36.0%	-36.5%	-37.9%	-40.2%	-43.2%	-46.9%	-51.1%	-55.7%	-60.4%	-65.1%	-69.8%	-74.2%	-78.3%
30%	-60%	-40.8%	-41.3%	-42.6%	-44.7%	-47.5%	-50.9%	-54.8%	-59.0%	-63.4%	-67.8%	-72.0%	-76.1%	-79.9%
35%	-70%	-45.1%	-45.5%	-46.8%	-48.7%	-51.3%	-54.5%	-58.1%	-62.0%	-66.0%	-70.1%	-74.1%	-77.9%	-81.4%
40%	-80%	-49.0%	-49.4%	-50.5%	-52.3%	-54.7%	-57.7%	-61.1%	-64.7%	-68.4%	-72.2%	-75.9%	-79.4%	-82.7%
45%	-90%	-52.4%	-52.8%	-53.8%	-55.5%	-57.8%	-60.6%	-63.7%	-67.1%	-70.6%	-74.1%	-77.5%	-80.8%	-83.8%
50%	-100%	-55.6%	-55.9%	-56.9%	-58.5%	-60.6%	-63.2%	-66.1%	-69.2%	-72.5%	-75.8%	-79.0%	-82.1%	-84.9%
55%	-110%	-58.4%	-58.7%	-59.6%	-61.1%	-63.1%	-65.5%	-68.2%	-71.2%	-74.2%	-77.3%	-80.3%	-83.2%	-85.9%
60%	-120%	-60.9%	-61.2%	-62.1%	-63.5%	-65.4%	-67.6%	-70.2%	-73.0%	-75.8%	-78.7%	-81.5%	-84.2%	-86.7%
The foregoing table is intended to isolate the effect of benchmark volatility and benchmark performance on the return of an inverse leveraged fund. The ProFund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above or under “Correlation Risk” in the Prospectus.
Investments in the Subsidiary – Transamerica Morgan Stanley Global Allocation VP*
Transamerica Morgan Stanley Global Allocation VP may invest up to 25% of its total assets in its Subsidiary. Investments in the Subsidiary are expected to provide the portfolio with exposure to the commodity markets. The principal purpose of investment in the Subsidiary is to allow the portfolio to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies. The portfolio, as a regulated investment company under the tax rules, is generally required to realize at least 90 percent of its annual gross income from certain investment-related sources, specifically, from dividends, interest, payments with respect to certain securities loans, gains from the sales of stock, securities and foreign currencies, other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from certain types of publicly traded partnerships (referred to as qualifying income). Direct investments by a regulated investment company in commodity-related instruments generally do not, under published IRS rulings, produce qualifying income. However, in a series of private letter rulings, the IRS has indicated income derived by a regulated investment company from a wholly-owned subsidiary invested in commodity and financial futures and option contracts, forward contracts, swaps on commodities or commodities indexes, commodity-linked notes and fixed-income securities serving as collateral for the contracts would constitute qualifying income. The portfolio has not received a private letter ruling from the IRS confirming that income derived from the Subsidiary will constitute qualifying income to the portfolio. The IRS is no longer issuing private letter rulings to that effect. The tax treatment of the portfolio’s investment in commodity interests or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations.
The Subsidiary is a company organized under the laws of the Cayman Islands, and is overseen by its own board of directors. Although the Subsidiary has its own board of directors, the Subsidiary is wholly-owned and controlled by the portfolio.
The Subsidiary (unlike the portfolio) may invest without limit in commodities, commodity-linked derivatives, ETFs, leveraged or unleveraged commodity-linked notes and other investments that provide exposure to commodities. Although the portfolio may to some extent invest directly in commodity-linked derivative instruments and other investments that provide exposure to commodities, the portfolio may also gain exposure to these derivative instruments indirectly by investing in the Subsidiary. The Subsidiary also may invest in other
40

instruments, including fixed-income securities, cash and cash equivalents and U.S. government securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivatives positions. To the extent that the portfolio invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities.
The Subsidiary is managed by TAM and sub-advised by the portfolio’s sub-adviser. However, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary otherwise is subject to the portfolio’s investment restrictions and other policies. The portfolio and the Subsidiary test for compliance with the portfolio’s investment restrictions on a consolidated basis. However, unlike the portfolio, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code.
The Subsidiary will not be subject to U.S. federal income tax. It will, however, be considered a controlled foreign corporation, and the portfolio will be required to include as income annually investment income earned by the Subsidiary during that year regardless of whether that income is distributed to the portfolio. Furthermore, the portfolio will be subject to generally applicable regulated investment company distribution requirements on any such income, whether or not the Subsidiary makes a distribution to the portfolio during the taxable year. The Subsidiary is not an investment company registered under the 1940 Act and, unless otherwise noted in the prospectus or this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or the Cayman Islands could affect the ability of the portfolio and/or the Subsidiary to operate as described in the prospectus and this SAI and could negatively affect the portfolio and its shareholders.
* Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP may also invest indirectly in the Subsidiary.
Portfolio Turnover
Portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.
Changes in security holdings are made by a portfolio’s investment manager or sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.
The investment manager or a sub-adviser may engage in a significant number of short-term transactions if such investing serves a portfolio’s objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for a portfolio; these charges are ultimately borne by the policy owners.
In computing the portfolio turnover rate, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the portfolio during the fiscal year.
There are no fixed limitations regarding the portfolio turnover rates of the portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of a portfolio may be disposed of when they are no longer deemed suitable.
The following portfolios had a significant variation in their portfolio turnover rates over the fiscal years ended December 31, 2024 and December 31, 2025.
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP, Transamerica BlackRock iShares Active Asset Allocation – Moderate VP, Transamerica BlackRock iShares Dynamic Allocation – Balanced VP and Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP each saw an increase in turnover due to increased trading activity (derisking the portfolios) during the March/April 2025 tariff related volatility.
Transamerica BlackRock iShares Tactical – Balanced VP, Transamerica BlackRock iShares Tactical – Conservative VP and Transamerica BlackRock iShares Tactical – Growth VP underwent a sub-adviser change in May 2024, leading to a higher turnover rate for 2024.
Transamerica Goldman Sachs Managed Risk – Growth ETF VP saw an increase in turnover due to increased trading activity and risk management process during the March/April 2025 tariff related volatility.
Transamerica International Focus VP underwent a sub-adviser change in October 2024, leading to a higher turnover rate for 2024.
Transamerica TSW Mid Cap Value Opportunities VP underwent a sub-adviser change in May 2024, leading to a higher turnover rate for 2024.
Historical turnover rates are included in the Financial Highlights tables in the prospectus.
Disclosure of Portfolio Holdings
It is the policy of the portfolios to protect the confidentiality of their portfolio holdings and prevent the selective disclosure of non-public information about portfolio holdings. The portfolios’ service providers are required to comply with this policy. No non-public information concerning the portfolio holdings of the portfolios may be disclosed to any unaffiliated third party, except as provided below. The Board has adopted formal procedures governing compliance with these policies.
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The portfolios believe the policy is in the best interests of each portfolio and its shareholders and that it strikes an appropriate balance between the desire of investors for information about the portfolios’ portfolio holdings and the need to protect the portfolios from potentially harmful disclosures. Any conflicts of interest between the interests of portfolio shareholders and those of TAM or its affiliates are addressed in a manner that places the interests of portfolio shareholders first.
Information concerning the portfolios’ holdings is available via the portfolios’ website at: www.transamerica.com/annuities/annuity-solutions. The portfolios generally make publicly available their complete portfolio holdings no sooner than 15 days after month-end. Such information generally remains on the website for 6 months, or as otherwise consistent with applicable regulations.
The portfolios’ semi-annual reports and annual reports contain a complete listing of each portfolio’s holdings as of the end of the portfolio’s second and fourth fiscal quarters. This information is also available in reports filed with the SEC at the SEC’s website at https://www.sec.gov. Each fiscal quarter, each non-money market portfolio will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT”, with quarter-end disclosures being made public 60 days after the end of each fiscal quarter. The Form N-PORT is also available, free of charge, on the EDGAR database on the SEC's website at https://www.sec.gov.
TAM serves as investment adviser to TAM-sponsored ETFs that have investment objectives, strategies and portfolio holdings that are substantially similar to or overlap with those of certain portfolios, and those ETFs are required to publicly disclose portfolio holdings each business day. As a result, it is possible that other market participants may use such information for their own benefit, which could negatively impact the portfolios’ execution of purchase and sale transactions.
Transamerica BlackRock Government Money Market VP files monthly a schedule of portfolio holdings with the SEC on Form N-MFP. The information filed on Form N-MFP is made available to the public by the SEC 60 days after the end of the month to which the information pertains. A schedule of portfolio holdings for Transamerica BlackRock Government Money Market VP is posted each month to the portfolio’s website at https://www.transamerica.com/tst/ta-blackrock-government-money-market/89360c266 in accordance with Rule 2a-7(h)(10) under the 1940 Act. The Form N-PORT and the Form N-MFP are also available, free of charge, on the EDGAR database on the SEC’s website at https://www.sec.gov.
In addition, the portfolios may release via the portfolios’ website at www.transamerica.com/annuities/annuity-solutions the following information concerning a portfolio before disclosure of the portfolio’s full portfolio holdings is made publicly available:
•
Top Ten Holdings – A portfolio’s top ten holdings and the total percentage of the portfolio such aggregate holdings represent.
•
Sector Holdings – A portfolio’s sector information and the total percentage of the portfolio held in each sector.
•
Other Portfolio Characteristic Data – Any other analytical data with respect to a portfolio that does not identify any specific portfolio holdings.
•
Funds of ETFs and Funds of Funds – For any portfolio whose investments (other than cash alternatives) consist solely of shares of ETFs and/or other funds, no sooner than 10 days after the end of a month the names of the ETFs or funds held as of the end of that month and the percentage of the portfolio’s net assets held in each ETF or fund as of the end of that month.
Mutual fund rating and ranking organizations such as FactSet, Lipper, Inc. and Morningstar, Inc., or consultants and/or other financial industry institutions such as Bloomberg L.P., and eVestment may request a complete list of non-public portfolio holdings in order to rank or rate a portfolio or to assess the risks of a portfolio or otherwise and/or to produce related performance attribution statistics. Similarly, an intermediary may be provided with non-public portfolio holdings in order to allow the intermediary to prepare the portfolio holdings information for shareholders on a timely basis. Portfolio holdings information released to these parties is the same portfolio holdings posted to the portfolios’ website each month and is subject to the guidelines discussed below. Pursuant to the policy, TAM may disclose a complete list of each portfolio’s holdings to any person on a monthly basis after the holdings are posted to the portfolios’ website, usually 15 days after month-end.
The portfolios may also from time to time provide or make available to third parties upon request specific portfolio level performance attribution information and statistics. Third parties may include portfolio shareholders or prospective portfolio shareholders, members of the press, consultants, and ratings and ranking organizations. Nonexclusive examples of performance attribution information and statistics may include (i) the allocation of the portfolio’s holdings and other investment positions among various asset classes, sectors, industries, and countries, (ii) the characteristics of the stock and bond components of the portfolio’s holdings and other investment positions, (iii) the attribution of portfolio returns by asset class, sector, industry, and country, (iv) performance attribution and other summary and statistical information that does not include identification of specific portfolio holdings (prior to such holdings becoming public), and (v) the volatility characteristics of the portfolio.
TAM’s Operational Risk Committee may approve a request for portfolio level performance attribution and statistics as long as (i) such disclosure does not enable the receiving party to recreate the complete or partial portfolio holdings of any portfolio prior to such portfolio’s public disclosure of its portfolio holdings and (ii) TAM has made a good faith determination that the requested information is not material given the particular facts and circumstances. TAM may deny any request for performance attribution information and other statistical information about a portfolio made by any person, and may do so for any reason or for no reason.
Disclosure of non-public portfolio holdings information for a portfolio may only be provided pursuant to the guidelines below.
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- Non-public portfolio holdings information may be provided at any time (and as frequently as daily) to the portfolios’ service providers, counterparties, and others who generally need access to such information in the performance of their contractual duties and responsibilities providing services to a portfolio for a legitimate business purpose, where such vendor or service provider is subject to a duty of confidentiality, including a duty to prohibit the vendor from sharing non-public information with an unauthorized source or trading upon any non-public information provided by TAM on behalf of a portfolio. These entities, parties, and persons include, but are not limited to: TAM, the sub-advisers, custodian, administrator, sub-administrator, transfer agent, sub-transfer agent, executing broker-dealers/counterparties in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities (including transition managers), research and analytics providers, securities lending agent, financial printer, banks, proxy voting services, pricing service vendors, regulatory authorities, independent public accountants, attorneys, and the portfolios’ officers and trustees, subject to a duty of confidentiality with respect to any portfolio holdings information. In addition, certain of the portfolios’ sub-advisers utilize middle- and back-office providers to fulfill their contractual duties and responsibilities to the portfolios. The disclosure of non-public portfolio holdings information to such third parties generally will be subject to a requirement, by explicit agreement or by virtue of their respective duties to the portfolios, that those third parties maintain the confidentiality of such information.
- TAM receives non-public portfolio holdings information to assist in the selection of underlying portfolios for certain Transamerica asset allocation portfolios. J.P. Morgan Investment Management Inc. (“JPMIM”), as sub-adviser to certain Transamerica asset allocation portfolios receives non-public portfolio holdings information to assist in the selection of underlying portfolios for those asset allocation portfolios. JPMIM may utilize this information solely in selection of underlying portfolios and will not use the information to trade individual securities or instruments, and has signed a confidentiality agreement.
- The portfolios are offered as investment options in variable annuity contracts offered by Transamerica Life Insurance Company and its affiliated insurance companies (collectively, for purposes of this section, the “Insurer”). Each contract holder has the right to designate one or more separate accounts in which the premium for the contract will be invested. The separate accounts invest in underlying investment options, including the portfolios. Certain variable annuity contracts issued by the Insurer include a guarantee from the Insurer as to the value of the contract holder’s separate account investments. Under the policy, non-public portfolio holdings and certain analytical information and algorithm and trade data concerning the portfolios may be disclosed to the Insurer solely to allow it to hedge its obligations under the variable annuity contracts. This information may only be provided to the Insurer in accordance with procedures approved by the Board governing the sharing of such information with the Insurer. Certain information is provided to the Insurer on a daily basis. The Insurer has signed a confidentiality agreement.

- Non-public portfolio holdings information for certain portfolios may be disclosed to the risk assessment department of Transamerica insurance companies solely to allow them to hedge their obligations under variable annuity and life products. Each applicable Transamerica insurance company has signed a confidentiality agreement.
- A portfolio may provide non-public portfolio holdings information to (i) third parties that calculate information derived from portfolio holdings for use by TAM, a sub-adviser, or their affiliates, and (ii) an investment adviser or sub-adviser, trustee, or their agents, or a potential replacement sub-adviser for a portfolio, to whom portfolio holdings are disclosed for proposal or due diligence purposes, prior to Board approval and implementation. Each individual request is reviewed by TAM’s Operational Risk Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the applicable portfolio(s). Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that (a) the portfolio holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. TAM relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a portfolio. Nothing in this section should be construed as requiring TAM's Operational Risk Committee's review of the disclosure of material, non-public holdings information, as described above, once Board approval of a proposed portfolio merger, acquisition, or sub-adviser change has been received.
- In addition to those set out above, as of December 31, 2025, the following entities receive information about the portfolios’ securities holdings pursuant to an ongoing arrangement with the portfolios in connection with services provided to the portfolios:
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Recipient	Purpose	Frequency
Bloomberg LP	Statistical ranking, rating, and/or performance attribution analysis and pricing	Daily
Broadridge	Print vendor for shareholder documents, proxy solicitor/tabulator, 15(c) analysis	Daily
CAPIS	Trade execution analysis	Daily
ComplySci	Code of Ethics monitoring	Daily
eVestment Alliance, LLC	Institutional sales and RFP opportunities	Quarterly
FXTransparency	Trade execution analysis	Quarterly
ICE Data Services	Pricing	Daily
Institutional Shareholder Services Inc.	Proxy voting services	Quarterly
Investment Company Institute	Holdings Information on Form N-PORT	Quarterly
JPMorgan Pricing Direct	Pricing	Daily
KPMG Taiwan	Provide tax services for market in Taiwan	As necessary
Lipper, Inc.	Statistical ranking and rating	Monthly
London Stock Exchange Group	Pricing	Daily
Morningstar LLC	Statistical ranking, rating, and/or performance attribution analysis	Daily
PricewaterhouseCoopers Private Limited	Provide tax services for market in India	As necessary
R.R. Donnelly	Financial reporting	Monthly
S&P Global	Pricing	Daily
truView	Risk and liquidity management analytics	Daily
WTax	Foreign tax reclaim services	As necessary
TAM, its affiliates, the portfolios, the portfolios’ sub-advisers and the portfolios’ other service providers will not enter into any arrangements from which they derive compensation for the disclosure of non-public portfolio holdings information.
Subject to such departures as TAM believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio holdings information, each confidentiality agreement should provide that, among other things: the portfolio holdings information is the confidential property of the portfolios (and their service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement. The recipient of the portfolio holdings information agrees to limit access to the portfolio holdings information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to a duty of confidentiality, including duties not to share the non-public information with an unauthorized source and not to trade on non-public information. Upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio holdings information.
The portfolios (or their authorized service providers) may disclose portfolio holdings information before its public disclosure based on the criteria described above. The frequency with which such information may be disclosed, and the length of the lag, if any, between the disclosure date of the information and the date on which the information is publicly disclosed, varies based on the terms of the applicable confidentiality agreement. The portfolios currently provide portfolio holdings information to the third parties listed herein at the stated frequency as part of ongoing arrangements that include the release of portfolio holdings information in accordance with the policy.
The Trust’s Chief Compliance Officer (“CCO”) or his/her delegate may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information or waive certain requirements. Any exceptions to the policy must be consistent with the purposes of the policy. The CCO reports to the Board material compliance violations of the portfolios’ policies and procedures on disclosure of portfolio holdings.
In addition, separate account and unregistered product clients of TAM, the sub-advisers of the portfolios, or their respective affiliates generally have access to information regarding the portfolio holdings of their own accounts. Prospective clients may also have access to representative portfolio holdings. These clients and prospective clients are not subject to the portfolio holdings disclosure policies described above. Some of these separate accounts and unregistered product clients have substantially similar or identical investment objectives and strategies to certain portfolios, and therefore may have substantially similar or nearly identical portfolio holdings as those portfolios.
Certain information in the above section may not apply to all of the portfolios managed by TAM.
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There can be no assurance that the portfolios’ policy with respect to disclosure of portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.
Commodity Exchange Act Registration
The Investment Manager has registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) with respect to its service as investment manager to Transamerica American Funds Managed Risk VP, Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and Transamerica ProFund UltraBear VP. Compliance with applicable CFTC disclosure, reporting and recordkeeping regulations is expected to increase portfolio expenses.
The Investment Manager relies on CFTC Rule 4.12(c)(3) with respect to Transamerica American Funds Managed Risk VP, Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and Transamerica ProFund UltraBear VP. CFTC Rule 4.12(c)(3) relieves the Investment Manager from certain CFTC recordkeeping, reporting and disclosure requirements.
The remaining portfolios are operated by the Investment Manager pursuant to an exclusion from registration as a CPO with respect to such portfolios under the CEA, and therefore, are not subject to registration or regulation with respect to the portfolios under the CEA. These portfolios are limited in their ability to enter into commodity interests positions subject to CFTC jurisdiction.
The net asset value per share of Transamerica American Funds Managed Risk VP, Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and Transamerica ProFund UltraBear VP is distributed to the Life Companies daily.
Management of the Trust
Each of the portfolios is supervised by the Board.
Board Members and Officers
The members of the Board (“Board Members”) and executive officers of the Trust are listed below.
“Interested Board Member” means a Board Member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”
The Board is responsible for overseeing the management and operations of the portfolios. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each portfolio and the operation of each portfolio by its officers. The Board also reviews the management of each portfolio’s assets by the investment manager and its respective sub-adviser(s).
The portfolios are among the portfolios managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica Funds (“TF”) and (ii) Transamerica Series Trust (“TST”). The Transamerica Fund Family consists of 95 funds as of the date of this SAI.
The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202.
The Board Members, their year of birth, their positions with the Trust, and their principal occupations for at least the past five years (their titles may have varied during that period), the number of funds in the Transamerica Fund Family the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.
Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INTERESTED BOARD MEMBERS
Marijn P. Smit (1973)	Chairman of the Board, President and Chief Executive Officer	Since 2014	Chairman of the Board, President and Chief Executive Officer, TF and TST (2014 – present); President and Chief Executive Officer, Transamerica Asset Allocation Variable Funds (“TAAVF”) (2014 – 2023); Chairman of the Board, Transamerica ETF Trust (“TET”) (2017 – 2022), President and	95	Director, Transamerica Trust Company (formerly, Massachusetts Fidelity Trust Company) (2014 - 2021); Director, Aegon Global Funds (2016 - 2022); Director, Transamerica
45

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INTERESTED BOARD MEMBERS—continued
Marijn P. Smit (continued)
Chief Executive Officer, TET (2017 –
2024);
Chairman of the Board, President and Chief
Executive Officer, Transamerica Partners
Portfolio (“TPP”), Transamerica Partners
Funds Group (“TPFG”) and Transamerica
Partners Funds Group II (“TPFG II”) (2014
– 2018);
Director, Chairman of the Board, President
and Chief Executive Officer, Transamerica
Asset Management, Inc. (“TAM”) (2014 -
present) and Transamerica Fund Services,
Inc. (“TFS”) (2014 – 2023); Director,
Chairman of the Board and Executive Vice
President, TFS (2023 – present);
Senior Vice President, Transamerica
Retirement Solutions LLC (2012 - 2020);
Trust Officer, Transamerica Trust Company
(formerly, Massachusetts Fidelity Trust
Company) (2014 - 2021);
President, Investment Solutions,
Transamerica Investments & Retirement
(2014 – 2016);
Vice President, Transamerica Life Insurance
Company (2010 – 2016);
Vice President, Transamerica Premier Life
Insurance Company (2010 – 2016);
Senior Vice President, Transamerica
Financial Life Insurance Company (2013 –
2016);
Senior Vice President, Transamerica
Retirement Advisors, Inc. (2013 – 2016);
President and Director, Transamerica Stable
Value Solutions, Inc. (2010 – 2016).
					Stable Value Solutions, Inc. (October 2023 – present)
Kent Callahan (1960)	Board Member	Since 2023	Board Member, TF and TST (September 2023 - present); Founder and Chief Executive Officer, Shamrock Solutions, LLC (May 2023 - present); Vice Chairman, Transamerica Workplace Solutions (June 2022 - December 2022); President and Chief Executive Officer, Transamerica Workplace Solutions (2020 – 2022); and Senior Managing Director, Transamerica Workplace Solutions (2019 – 2020); President and Chief Executive Officer, Transamerica Latin America Operations (2016 – 2019).	95	N/A
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (1952)	Board Member	Since 2008	Retired (1999 – present); Board Member, TF and TST (2008 – present); Board Member, TAAVF (2008 – 2023); Board Member, TPP, TPFG and TPFG II (2008 – 2018); Partner, KPMG (1975 – 1999).	95	Big 5 Sporting Goods (2002 – 2021); Southern Company Gas (energy services holding company) (2008 – present)
Leo J. Hill (1956)	Lead Independent Board Member	Since 2001	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, TF (2002 – present); Board Member, TAAVF (2007 – 2023);	95	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)
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Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INDEPENDENT BOARD MEMBERS—continued
Leo J. Hill (continued)
Board Member, TPP, TPFG and TPFG II
(2007 – 2018);
Market President, Nations Bank of Sun
Coast Florida (1998 – 1999);
Chairman, President and Chief Executive
Officer, Barnett Banks of Treasure Coast
Florida (1994 – 1998);
Executive Vice President and Senior Credit
Officer, Barnett Banks of Jacksonville,
Florida (1991 – 1994);
Senior Vice President and Senior Loan
Administration Officer, Wachovia Bank of
Georgia (1976 – 1991).

Kathleen T. Ives (1965)	Board Member	Since 2021	Board Member, TF and TST (2021 – present); Board Member, TAAVF (2021 – 2023); Senior Vice President & Director of Internal Audit (2011-2019), Senior Vice President & Deputy General Counsel (2008 – 2011), OFI Global Asset Management, Inc.	95	Junior Achievement Rocky Mountain (non-profit organization) (2013 – present); Institute of Internal Auditors, Denver Chapter (audit organization) (2017 – 2021)
Lauriann C. Kloppenburg (1960)	Board Member	Since 2021	Board Member, TF and TST (2021 – present); Board Member, TAAVF (2021 – 2023); Investment Committee Member, 1911 Office, LLC (family office) (2017 – Present); Student Fund Advisory Board Member, Champlain College (2016 – present); Executive in Residence, Champlain College (2016 – 2024); Executive in Residence, Bentley University (2015 – 2017); Chief Strategy Officer (2012 – 2013), Chief Investment Officer – Equity Group (2004 – 2012), Loomis Sayles & Company, L.P.	95
Trustees of Donations to
the Protestant Episcopal
Church (non-profit
organization) (2010 –
2022);
Forte Foundation
(non-profit organization)
(2016 – present);
Board Member, Adams
Funds (investment
companies) (2017 –
present)

Fredric A. Nelson III (1957)	Board Member	Since 2017	Board Member, TF and TST (2017 – present); Co-Owner, Annapolis Sailing School (2014 – present); Board Member, TAAVF (2017 – 2023); Board Member, TPP, TPFG and TPFG II (2017 – 2018); Chief Investment Officer (“CIO”), Commonfund (2011 – 2015); Vice Chairman, CIO, ING Investment Management Americas (2003 – 2009); Managing Director, Head of U.S. Equity, JP Morgan Investment Management (1994 – 2003); Managing Director, Head of Global Quantitative Investments Group, Bankers Trust Global Investment Management (1981 – 1994).	95	Annapolis Sailing School (2014 – present); Global Index Group (“GIG”) (2016 – 2023)
John E. Pelletier (1964)	Board Member	Since 2017	Board Member, TF and TST (2017 – present); Board Member, TAAVF (2017 – 2023); Board Member, TPP, TPFG and TPFG II (2017 – 2018); Director, Center for Financial Literacy, Champlain College (2010 – present);	95	Independent Director, The Sentinel Funds and Sentinel Variable Products Trust (2013 – 2017)
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Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member During Past Five Years
INDEPENDENT BOARD MEMBERS—continued
John E. Pelletier (continued)
Co-Chair, Vermont Financial Literacy
Commission with Vermont State Treasurer
(2015 – 2018);
Chairman, Vermont Universal Children’s
Higher Education Savings Account Program
Advisory Committee (2015 – 2021);
Founder and Principal, Sterling Valley
Consulting LLC (a financial services
consulting firm) (2009 – 2017);
Chief Legal Officer, Eaton Vance Corp.
(2007 – 2008);
Executive Vice President and Chief
Operating Officer (2004 - 2007), General
Counsel (1997 – 2004), Natixis Global
Associates.

Kevin A. Simonoff (1973)	Board Member	Since 2026	Board Member, TF and TST (January 2026 – present); Founder & Chief Executive Officer, ThreeTree Advisory LLC (January 2026 – present); President & Chief Executive Officer, Voya Funds (2023-2024); Chief Strategy & Transformation Officer (2022-2024), Head of Business Management (2019-2022), Voya Investment Management; Board Member, Voya Investment Management (UK) and Voya Investment Management Services (UK) Ltd (2018-2023).	95	Sound Point Alternative Income Fund Board Director (2025 – present); McIntire Alumni Advisory Board Member (2024 – present), UVA McIntire School of Commerce
John W. Waechter (1952)	Board Member	Since 2004	Partner, Englander Fischer (2016 – present) (law firm); Board Member, TST (2004 – present); Board Member, TF (2005 – present); Board Member, TAAVF (2007 – 2023); Board Member, TPP, TPFG and TPFG II (2007 – 2018).	95
Board Member,
Operation PAR, Inc.
(non-profit organization)
(2008 – present);
Board Member, Boley
PAR, Inc. (non-profit
organization) (2016 -
present)
Board Member,
Remember Honor
Support, Inc. (non-profit
organization)
(2013 - 2020);
Board Member, WRH
Income Properties, Inc.
and WRH Properties,
Inc. and affiliates (real
estate) (2014 - present)

*
Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.
Officers
The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.
Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (1973)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Interested Board Members Table Above.
Joshua Durham (1973)	Vice President and Chief Operating Officer	Since 2022	Vice President and Chief Operating Officer, TF and TST (2022 – present);
48

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Joshua Durham (continued)
Interim Treasurer, TF and TST (2024 – 2025);
Vice President and Chief Operating Officer, TAAVF (2022 –
2023);
Director, Senior Vice President, and Chief Operating Officer, TAM
(2022 - present) and TFS (2022 – 2023);
Director, President and Chief Executive Officer, TFS (2023 –
present);
Vice President, Transamerica Casualty Insurance Company (2016
– 2022);
Vice President (2004 – 2007 and 2012 – 2022) and Responsible
Officer (2017 – 2022), Transamerica Financial Life Insurance
Company;
Vice President (2004 – 2007 and 2010 – 2022) and Responsible
Officer (2016 – 2022), Transamerica Life Insurance Company;
Chief Administrative Officer (2014 – 2016) and Senior Vice
President (2009 – 2020), Transamerica Stable Value Solutions Inc.;
Vice President, Transamerica Premier Life Insurance Company
(2010 – 2020);
Vice President, Transamerica Advisors Life Insurance Company
(2016 – 2019);
Vice President, TAG Resources, LLC (2022);
Vice President, Transamerica Retirement Solutions, LLC (2017 –
2022).

Dennis P. Gallagher (1970)	Chief Legal Officer and Secretary	Since 2021; 2006 – 2014
Chief Legal Officer and Secretary, TF and TST (2021 – present and 2006 - 2014);
Chief Legal Officer and Secretary, TAAVF (2021 – 2023 and 2006
- 2014);
Chief Legal Officer and Assistant Secretary, TAM (2022 –
present);
Lead Attorney, TAM (2017 – 2021);
Chief Legal Officer, Latin American Operations and International
Funds (2014 – 2022);
Director, Senior Vice President, General Counsel, Operations and
Secretary, TAM (2006 – 2014);
Director, Senior Vice President, General Counsel, Chief
Administrative Officer and Secretary, TFS (2006 – 2014);
Chairman of the Board, Aegon Global Funds (2013 – 2022);
Board Member, Mongeral Aegon Seguros e Previdencia SA (2017
– 2022);
Assistant Secretary, TF, TST, TET and TAAVF (2019);
Vice President, General Counsel and Secretary, TPP, TPFG and
TPFG II (2007 – 2014);
Assistant Vice President, Transamerica Capital, LLC (“TCL”)
(2007 – 2014);
Lead Attorney, Transamerica Stable Value Solutions. Inc. (2024 -
2025).

James E. Goundrey (1977)	Assistant Secretary	Since 2024
Assistant Secretary, TF and TST (2024 – present);
Assistant General Counsel, TAM (2022 – present);
Associate General Counsel, Edward D. Jones & Co. (2019 – 2022);
Vice President and Senior Counsel, State Street Investment
Management (formerly, State Street Global Advisors) (2015-2019).

Byron D. Hittle (1974)	Chief Compliance Officer	Since 2025
Chief Compliance Officer, TF and TST (2025 – present);
Executive Director (2025) and Managing Counsel (2017 – 2025),
Assistant Vice President, Senior Legal Counsel (2012 – 2016),
Legal Counsel (2008 – 2011), Janus Henderson Investors.

Molly Possehl (1978)	Anti-Money Laundering Officer	Since 2019
Anti-Money Laundering Officer, TF and TST (2019 – present);
Anti-Money Laundering Officer, TET (2019-2024);
Anti-Money Laundering Officer, TAAVF (2019 – 2023);
Anti-Money Laundering Compliance Officer and Fraud Officer,
Transamerica Life Insurance Company/Aegon USA (2015 –
present);
Senior Director, Compliance, Transamerica Life Insurance
Company (2021 – present);
Assistant General Counsel, Transamerica Life Insurance
Company/Aegon USA (2013 – 2021).

49

Name and Year of Birth	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
John L. Reifsnider (1964)	Vice President and Chief Investment Officer	Since 2026	Senior Vice President and Chief Investment Officer, TAM (2026 - present); Chief Executive Officer and President (2015 – 2023), Strategic Advisor (2023-2024), Thompson, Siegel & Walmsley LLC.
Kari Seabrands (1969)	Treasurer	Since 2025
Treasurer, TF and TST (2025 – present);
Senior Director, Fund Administration, TAM (2025 – present);
Senior Director, Head of Global Fund Services, Russell
Investments (2023 – 2025);
Treasurer, Chief Accounting Officer and Chief Financial Officer,
Russell Investment Company (“RIC”), Russell Investment Funds
(“RIF”), Russell Investments Exchange Traded Funds, Russell
Investments Strategic Credit Fund and Russell Investment New
Economy Infrastructure Fund (2023 – 2025);
Director, Russell Investments Financial Services, LLC and Russell
Investments Fund Services, LLC (2023 – 2025);
Director, Fund Administration, Russell Investments (2012 – 2023)
Assistant Treasurer, RIC and RIF (2012 – 2023).

*
Elected and serves at the pleasure of the Board of the Trust.
If an officer has held offices for different portfolios for different periods of time, the earliest applicable date is shown. No officer of the Trust, except for the Chief Compliance Officer, receives any compensation from the Trust.
The Board believes that each Board Member’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members lead to the conclusion that the Board possesses the requisite skills and attributes. The Board believes that the Board Members’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with TAM, the sub-advisers, other services providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. The following sets forth information about each Board Member’s specific experience, qualifications, attributes and/or skills that serve as the basis for the person’s continued service in that capacity: Ms. Bane has experience as a certified public accountant and as a board member of multiple organizations; Mr. Callahan has financial services industry experience as an executive and consultant with various TAM affiliates and other entities; Mr. Hill has financial and entrepreneurial experience as an executive, owner and consultant as well as experience as a board member of multiple organizations; Ms. Ives has audit, securities industry, compliance and legal experience, including as a fund executive; Ms. Kloppenburg has investment management experience as an executive and experience as a board member of multiple organizations; Mr. Nelson has investment management experience as well as other business, securities industry and fund executive experience; Mr. Pelletier has securities industry and fund legal and operations experience, entrepreneurial experience as an executive, owner and consultant, and board experience; Mr. Simonoff has securities industry and investment management experience, including as a fund executive; Mr. Smit has investment management and insurance experience as an executive and in leadership roles with TAM and affiliated entities; and Mr. Waechter has experience as a certified public accountant and a board member of multiple organizations as well as securities industry, compliance and legal experience. References to the qualifications, attributes and skills of Board Members does not constitute an assertion by the Board or any individual Board Member that a Board Member has any special expertise or experience that would impose any greater responsibility or liability on such Board Member than would exist otherwise.
Mr. Smit, an Interested Board Member, serves as Chairman of the Board. Independent Board Members constitute more than 75% of the Board. The Board currently believes that its leadership structure, including an interested Chairman and a Lead Independent Board Member, is appropriate and is in the best interests of the portfolios and their shareholders, and that its committees, as further described below, help ensure that the portfolios have effective and independent governance and oversight. The Board believes that an interested Chairman has a professional interest in the quality of the services provided to the portfolios and that the Chairman is best equipped to provide oversight of such services on a day-to-day basis because of TAM’s sponsorship of the portfolios and TAM’s ongoing monitoring of the investment sub-advisers that manage the assets of each portfolio.
The Independent Board Members determined that it was appropriate to appoint a Lead Independent Board Member to facilitate communication among the Independent Board Members and with management. Accordingly, the Independent Board Members have appointed Mr. Hill to serve as Lead Independent Board Member. Among other responsibilities, the Lead Independent Board Member coordinates with management, the committee chairs, and the other Independent Board Members regarding review of agendas for board and committee meetings; serves as chair of meetings of the Independent Board Members; and, in consultation with the other Independent Board Members and as requested or appropriate, communicates with management, counsel, third party service providers and others on behalf of the Independent Board Members.
The Board believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Board Members from management. The Independent Board Members also believe that they can effectively act independently without having an Independent Board Member act as Chairman. Among other reasons, this belief is based on the fact that they have appointed a Lead Independent Board Member, the Independent Board Members represent over 75% of the Board, and as further described below, Independent Board Members chair and comprise both of the Board’s committees.
50

Board Committees
The Board has two standing committees: the Audit Committee and Nominating Committee. Both the Audit Committee and Nominating Committee are chaired by an Independent Board Member and composed of all of the Independent Board Members. Ms. Bane serves as the Audit Committee Chairperson and Ms. Ives serves as the Nominating Committee Chairperson. Through the portfolios’ board committees, the Independent Board Members consider and address important matters involving the portfolios, including those presenting conflicts or potential conflicts of interest for management, and they believe they can act independently and effectively.
The Audit Committee, among other things, oversees the accounting and reporting policies and practices and internal controls of the Trust, oversees the quality and integrity of the financial statements of the Trust, approves, prior to appointment, the engagement of the Trust’s independent registered public accounting firm, reviews and evaluates the independent registered public accounting firm’s qualifications, independence and performance, and approves the compensation of the independent registered public accounting firm.
The Audit Committee also approves all audit and permissible non-audit services provided to each portfolio by the independent registered public accounting firm and all permissible non-audit services provided by each portfolio’s independent registered public accounting firm to TAM and any affiliated service providers if the engagement relates directly to each portfolio’s operations and financial reporting.
The Nominating Committee is a forum for identifying, considering, selecting and nominating, or recommending for nomination by the Board, candidates to fill vacancies on the Board. In assessing the qualifications of a potential candidate for membership on the Board, the Nominating Committee may consider the candidate’s potential contribution to the operation of the Board and its committees, and such other factors as it may deem relevant. The Nominating Committee will consider diversity in identifying potential candidates, including race, gender, differences of viewpoint, professional experience and skill, as well as such other individual qualities and attributes as it may deem relevant.
When addressing vacancies, the Nominating Committee sets any standards or qualifications for service on the Board and may consider nominees recommended by any source it deems appropriate, including from management or shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Board Members. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders or appointed. The Nominating Committee will consider all submissions meeting the applicable requirements stated herein that are received by December 31 of the most recently completed calendar year. The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm.
Risk Oversight
Through its oversight of the management and operations of the portfolios, the Board also has a risk oversight function, which includes (without limitation) the following: (i) requesting and reviewing reports on the operations of the portfolios; (ii) reviewing compliance reports and approving compliance policies and procedures of the portfolios and their service providers; (iii) meeting with management to consider areas of risk and to seek assurances that adequate resources are available to address risks; (iv) meeting with service providers, including portfolio auditors, to review portfolio activities; and (v) meeting with the Chief Compliance Officer and other officers of the portfolios and their service providers to receive information about compliance, and risk assessment and management matters. Such oversight is exercised primarily through the Board and its Audit Committee but, on an ad hoc basis, also can be exercised by the Independent Board Members during executive sessions.
The Board recognizes that not all risks that may affect the portfolios can be identified in advance, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the portfolios’ goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. The portfolios’ day-to-day investment management and business affairs are carried out by or through TAM, its affiliates, the sub-advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the portfolios’ and each other in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is inherently subject to limitations. Some risks may be beyond the reasonable control of the Board, the portfolios, TAM, its affiliates, the sub-advisers or other service providers.
Additional Information about the Committees of the Board
Both the Audit Committee and Nominating Committee are composed of all of the Independent Board Members. For the fiscal year ended December 31, 2025, the Audit Committee met 3 times and the Nominating Committee met 3 times.
Trustee Ownership of Equity Securities
As of December 31, 2025, none of the Board Members owned equity securities in the TST portfolios.
51

Transamerica Fund Family
Trustee	Aggregate Dollar Range of Equity Securities
Interested Trustees
Marijn P. Smit	$1 - $10,000
Kent Callahan	Over $100,000
Independent Trustees
Sandra N. Bane	Over $100,000
Leo J. Hill	Over $100,000
Kathleen T. Ives	Over $100,000
Lauriann C. Kloppenburg	Over $100,000
Fredric A. Nelson III	Over $100,000
John E. Pelletier	Over $100,000
Kevin A. Simonoff*	$50,001 - $100,000
John W. Waechter	Over $100,000
* As of January 1, 2026
As of December 31, 2025, none of the Independent Board Members or their immediate family members owned beneficially or of record any securities of the Investment Manager, sub-advisers or Distributor of the portfolios, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager, sub-advisers or Distributor of the portfolios.
Trustee Compensation
As of January 1, 2026, the Independent Board Members receive a base retainer of $395,000 from the funds/portfolios of Transamerica Funds and TST.
As of January 1, 2026, the Lead Independent Trustee of the Board receives an additional retainer of $88,000 per year; and the Audit Committee Chairperson receives an additional retainer of $38,000 per year. The Trust also pays a pro rata share allocable to each series of Transamerica Series Trust based on the relative assets of the series for the Lead Independent Trustee and Audit Committee Chairperson retainers.
Any fees and expenses paid to an Interested Board Member and officers are paid by TAM or an affiliate and not by the Trust or any series, except that the compensation of the Chief Compliance Officer is paid as provided in the next sentence. A portion of the compensation of the Chief Compliance Officer is paid by TAM or an affiliate; the remaining portion is allocated ratably, based on relative net assets, among the mutual funds sponsored by TAM, including the series of the Trust.
Compensation Table
The following table provides compensation amounts paid by the portfolios to the Independent Trustees for the fiscal year ended December 31, 2025. Interested Trustees are not compensated by the portfolios. Messrs. Callahan and Smit are compensated for their Board service by TAM or an affiliate of TAM.
Name of Person, Position	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses(a)	Estimated Annual Benefits Upon Retirement(a)	Total Compensation from Transamerica Fund Family (including the Trust)(b)
Sandra N. Bane, Trustee	$251,989.37	N/A	N/A	$421,000.00
Leo J. Hill, Trustee	$279,522.64	N/A	N/A	$467,000.00
Kathleen T. Ives, Trustee	$230,441.58	N/A	N/A	$385,000.00
Lauriann C. Kloppenburg, Trustee	$230,441.58	N/A	N/A	$385,000.00
Fredric A. Nelson III, Trustee	$230,441.58	N/A	N/A	$385,000.00
John E. Pelletier, Trustee	$230,441.58	N/A	N/A	$385,000.00
Patricia L. Sawyer, Trustee(c)	$248,398.05	N/A	N/A	$415,000.00
Kevin A. Simonoff, Trustee(d)	N/A	N/A	N/A	N/A
John W. Waechter, Trustee	$230,441.58	N/A	N/A	$385,000.00
(a)The Trust has no plan or other arrangement pursuant to which the Trustees receive pension or retirement benefits.
(b)Compensation expenses are allocated pro rata based on the relative net assets of each fund included in the Transamerica Fund Family.
(c) Effective as of December 31, 2025, Ms. Sawyer retired as a Board Member.
(d) Information is not shown for Mr. Simonoff as he became a Board Member on January 1, 2026.
52

Shareholder Communication Procedures with the Board of Trustees
The Board of the Trust has adopted these procedures by which shareholders of the Trust may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of the Trust (“Secretary”), as follows:
Board of Trustees
Transamerica Series Trust
c/o Secretary
1801 California Street, Suite 5200
Denver, CO 80202
Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying series of the Trust to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Usually, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to a series of the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust, or (ii) is ministerial in nature (such as a request for Trust literature, share data or financial information). These Procedures shall not apply to (i) any communication from an officer or Trustee of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee’s or agent’s capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 (“Exchange Act”) or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust’s Chief Compliance Officer. The Trustees are not required to attend the Trust’s shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.
Code of Ethics
The Trust, TAM, each sub-adviser and TCL have each adopted a Code of Ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, TAM, each sub-adviser and TCL from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the portfolios (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.
Pursuant to Rule 17j-1 under the 1940 Act, the portfolios, TAM, the sub-advisers and the distributor each have adopted a code of ethics that permits their personnel to invest in securities for their own accounts, including securities that may be purchased or held by a portfolio. All personnel must place the interests of clients first, must not act upon non-public information, must not take inappropriate advantage of their positions, and are required to fulfill their fiduciary obligations. All personal securities transactions by employees must adhere to the requirements of the codes of ethics and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.
Proxy Voting Policies and Procedures
TAM exercises voting discretion for Transamerica 60/40 Allocation VP. For all other portfolios, the proxy voting policies and procedures of the respective sub-advisers are used to determine how to vote proxies relating to securities in their portion of the portfolio. The proxy voting policies and procedures of the portfolios, TAM and the sub-advisers are attached hereto as Appendix A.
TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM or its affiliates and the portfolios by: (i) providing for voting in accordance with the recommendation of an independent third party or the Board; (ii) voting shares in the same proportion as the vote of all of the other holders of a portfolio’s shares; or (iii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.
The Trust files SEC Form N-PX, with the complete proxy voting records of the portfolios for the 12 months ended June 30th, no later than August 31st of each year. The information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2025 is available upon request, without charge, (1) on the following website at https://www.transamerica.com/financial-pro/annuities/prospectus; and (2) on the SEC’s website at https://www.sec.gov.
Investment Management and Other Services
The Investment Manager
TAM serves as investment manager for the portfolios. The Trust has entered into an Investment Management Agreement (“Management Agreement”), on behalf of each portfolio with TAM. TAM, located at 1801 California Street, Suite 5200, Denver, CO 80202, provides continuous and regular investment management services to the portfolios. TAM supervises each respective portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the portfolios.
53

TAM is responsible for all aspects of the day-to-day management of Transamerica 60/40 Allocation VP. For each of the other portfolios, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of any such portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of each portfolio and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for each portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the portfolios’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the portfolios; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the portfolios’ Board, participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the portfolios; oversight of other service providers to the portfolios, such as the custodian, the transfer agent, the portfolios’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the portfolios; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services.
TAM’s investment management services also include the provision of supervisory and administrative services to each portfolio. These services include performing certain administrative services for the portfolios and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the portfolios by State Street, to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the portfolios from time to time, monitoring and verifying the custodian’s daily calculation of net asset values; shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of portfolio investments; assisting with portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the portfolios’ custodian and dividend disbursing agent and monitoring their services to the portfolios; assisting the portfolios in preparing reports to shareholders; acting as liaison with the portfolios’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of Trustees and committees of Trustees; assisting in the preparation of regular communications with the Trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the portfolios.
TAM is directly owned by Transamerica Life Insurance Company (77%) (“TLIC”) and AUSA Holding, LLC (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation (DE) is owned by Aegon International B.V., which is owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group.
Management Agreement
TAM has agreed, under each portfolio’s Management Agreement, to regularly provide the portfolio with investment management services, including management, supervision and investment research and advice, and to furnish a continuous investment program for the portfolio’s portfolio of securities and other investments consistent with the portfolio’s investment objectives, policies and restrictions, as stated in the portfolio’s prospectus and SAI. TAM also provides supervisory and administrative services to each portfolio, as well as services incidental to the foregoing services. TAM is permitted to enter into contracts with sub-advisers, subject to the Board’s approval. TAM has entered into sub-advisory agreements, as described below.
As compensation for services performed, each portfolio pays TAM a fee computed daily at an annual rate of the portfolio's average daily net assets as described below. TAM bears all expenses incurred by it in the performance of its duties under each portfolio's Management Agreement. A portfolio bears all expenses not expressly assumed by TAM incurred in the operation of the portfolio and the offering of its shares.
The Management Agreement for a portfolio will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of that portfolio.
54

Each Management Agreement provides that TAM may render services to others. Under each portfolio’s Management Agreement, TAM assumes no responsibility other than to render the services called for by the Management Agreement in good faith, and TAM and its affiliates will not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the portfolio or in the performance of its other services thereunder. TAM and its affiliates are not protected, however, against any liability to a portfolio to which TAM or an affiliate would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Management Agreement.
Each Management Agreement provides that it may be terminated with respect to any portfolio at any time, without the payment of any penalty, upon 60 days’ written notice to TAM, or by TAM upon 60 days’ written notice to the portfolio. A portfolio may effect termination by action of the Board or by vote of a majority of the outstanding voting securities of the portfolio, accompanied by appropriate notice. The Management Agreement terminates automatically in the event of its “assignment” (as defined in the 1940 Act).
TAM has outsourced the provision of certain specific administrative services to State Street. State Street performs back office services to support TAM, including furnishing financial and performance information about the portfolios for inclusion in regulatory filings and Trustee and shareholder reports; preparing drafts of regulatory filings, Trustee materials, tax returns, and reports and budgets; tax testing; and maintaining books and records. TAM pays certain fees and expenses for sub-administration services to State Street. The portfolios pay certain fees and expenses to State Street for sub-administration services which are not covered by the Management Agreement with TAM or management fees payable thereunder. State Street’s address is One Congress Street, Boston, MA 02114.
TAM and the Trust have entered into a Management Agreement with respect to each portfolio under which TAM serves as investment manager performing investment advisory and administrative services for a single management fee.
Investment Manager Compensation
TAM receives compensation calculated daily and paid monthly from the portfolios, at the annual rates indicated below. TAM pays the sub-advisers their sub-advisory fees out of its management fees.
Portfolio Name	Percentage of Average Daily Net Assets
Transamerica 60/40 Allocation VP(1)	0.30% of the first $1 billion 0.28% in excess of $1 billion
Transamerica Aegon Bond VP	0.51% of the first $500 million 0.49% over $500 million up to $1 billion 0.48% over $1 billion up to $1.5 billion 0.475% in excess of $1.5 billion
Transamerica Aegon Core Bond VP	0.42% of the first $1 billion 0.38% over $1 billion up to $2 billion 0.365% over $2 billion up to $3.5 billion 0.36% over $3.5 billion up to $5 billion 0.355% in excess of $5 billion
Transamerica Aegon High Yield Bond VP	0.554% of the first $1.25 billion 0.544% over $1.25 billion to $2 billion 0.52% in excess of $2 billion
Transamerica Aegon Sustainable Equity Income VP	0.663% of the first $500 million 0.58% over $500 million up to $1 billion 0.55% over $1 billion up to $1.5 billion 0.53% in excess of $1.5 billion
Transamerica Aegon U.S. Government Securities VP	0.515% of the first $250 million 0.51% over $250 million up to $500 million 0.48% over $500 million up to $1 billion 0.47% in excess of $1 billion
Transamerica American Funds Managed Risk VP
0.53% of the first $2 billion
0.52% over $2 billion up to $4 billion
0.50% over $4 billion up to $6 billion
0.49% over $6 billion up to $8 billion
0.48% over $8 billion up to $10 billion
0.46% in excess of $10 billion

Transamerica BlackRock Government Money Market VP	0.24% of the first $1 billion 0.22% over $1 billion up to $3 billion 0.21% in excess of $3 billion
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP(2)
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP(2)
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP(2)
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP(2)
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP(2)

0.50% of the first $500 million
0.49% over $500 million up to $1 billion
0.4725% over $1 billion up to $2.5 billion
0.465% over $2.5 billion up to $3.5 billion
0.4525% over $3.5 billion up to $4.5 billion
0.44% in excess of $4.5 billion

55

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica BlackRock iShares Edge 40 VP(2) Transamerica BlackRock iShares Edge 50 VP(2) Transamerica BlackRock iShares Edge 75 VP(2) Transamerica BlackRock iShares Edge 100 VP(2)	0.30% of the first $1 billion 0.28% in excess of $1 billion
Transamerica BlackRock iShares Tactical – Balanced VP(2)(3) Transamerica BlackRock iShares Tactical – Conservative VP(2)(4) Transamerica BlackRock iShares Tactical – Growth VP(2)
0.50% of the first $500 million
0.49% over $500 million up to $1 billion
0.4725% over $1 billion up to $2.5 billion
0.465% over $2.5 billion up to $3.5 billion
0.4525% over $3.5 billion up to $4.5 billion
0.44% in excess of $4.5 billion

Transamerica BlackRock Real Estate Securities VP	0.77% of the first $250 million 0.75% over $250 million up to $500 million 0.70% over $500 million up to $750 million 0.68% in excess of $750 million
Transamerica BlackRock Tactical Allocation VP	0.13% of the first $1 billion 0.11% over $1 billion up to $2 billion 0.105% over $2 billion up to $3 billion 0.10% in excess of $3 billion
Transamerica Goldman Sachs 70/30 Allocation VP
0.104% of the first $1 billion
0.0975% over $1 billion up to $3 billion
0.0925% over $3 billion up to $5 billion
0.085% over $5 billion up to $7 billion
0.080% over $7 billion up to $9 billion
0.0725% in excess of $9 billion

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Transamerica Goldman Sachs Managed Risk – Growth ETF VP
0.34% of the first $50 million
0.32% over $50 million up to $250 million
0.30% over $250 million up to $5 billion
0.29% over $5 billion up to $7 billion
0.2875% over $7 billion up to $9 billion
0.28% in excess of $9 billion

Transamerica Great Lakes Advisors Large Cap Value VP	0.594% of the first $1 billion 0.58% over $1 billion up to $2 billion 0.56% over $2 billion up to $3 billion 0.54% in excess of $3 billion
Transamerica International Focus VP	0.75% of the first $500 million 0.74% over $500 million up to $1 billion 0.69% over $1 billion up to $2 billion 0.675% over $2 billion up to $3 billion 0.66% in excess of $3 billion
Transamerica Janus Balanced VP	0.735% of the first $250 million 0.705% over $250 million up to $500 million 0.65% over $500 million up to $1 billion 0.63% in excess of $1 billion
Transamerica Janus Mid-Cap Growth VP	0.805% of the first $250 million 0.76% over $250 million up to $750 million 0.75% over $750 million up to $1 billion 0.69% over $1 billion up to $2 billion 0.68% in excess of $2 billion
Transamerica JPMorgan Asset Allocation – Conservative VP
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Transamerica JPMorgan Asset Allocation – Moderate VP
Transamerica JPMorgan Diversified Equity Allocation VP
0.0975% of the first $5 billion 0.0925% over $5 billion up to $10 billion 0.0875% in excess of $10 billion
Transamerica JPMorgan Enhanced Index VP	0.60% of the first $1 billion 0.59% over $1 billion up to $2 billion 0.56% over $2 billion up to $3 billion 0.52% over $3 billion up to $4 billion 0.46% in excess of $4 billion
Transamerica JPMorgan International Moderate Growth VP	0.0975% of the first $5 billion 0.0925% over $5 billion up to $10 billion 0.0875% in excess of $10 billion
Transamerica JPMorgan Tactical Allocation VP	0.73% of the first $500 million 0.705% over $500 million up to $750 million 0.68% over $750 million up to $1.5 billion 0.67% over $1.5 billion up to $2.5 billion 0.65% in excess of $2.5 billion
Transamerica Madison Diversified Income VP	0.73% of the first $500 million 0.70% over $500 million up to $1 billion 0.68% in excess of $1 billion
56

Portfolio Name	Percentage of Average Daily Net Assets
Transamerica Market Participation Strategy VP	0.68% of the first $500 million 0.65% over $500 million up to $1 billion 0.62% over $1 billion up to $1.5 billion 0.60% in excess of $1.5 billion
Transamerica Morgan Stanley Capital Growth VP	0.6825% of the first $1.5 billion 0.6415% over $1.5 billion up to $3 billion 0.59% over $3 billion up to $4 billion 0.575% over $4 billion up to $5 billion 0.55% in excess of $5 billion
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP
0.20% of the first $2 billion
0.19% over $2 billion up to $4 billion
0.18% over $4 billion up to $6 billion
0.17% over $6 billion up to $8 billion
0.16% over $8 billion up to $10 billion
0.15% in excess of $10 billion

Transamerica Morgan Stanley Global Allocation VP(5)	0.66% of the first $500 million 0.65% over $500 million up to $750 million 0.64% over $750 million up to $1 billion 0.63% over $1 billion up to $3 billion 0.59% in excess of $3 billion
Transamerica MSCI EAFE Index VP	0.11%
Transamerica Multi-Managed Balanced VP
0.61% of the first $500 million
0.59% over $500 million up to $1 billion
0.56% over $1 billion up to $1.5 billion
0.55% over $1.5 billion up to $2 billion
0.52% over $2 billion up to $5 billion
0.50% in excess of $5 billion

Transamerica PineBridge Inflation Opportunities VP	0.43% of the first $100 million 0.38% over $100 million up to $500 million 0.375% over $500 million up to $750 million 0.37% in excess of $750 million
Transamerica ProFund UltraBear VP	0.88% of the first $250 million 0.83% over $250 million up to $750 million 0.78% in excess of $750 million
Transamerica S&P 500 Index VP	0.08%
Transamerica Small/Mid Cap Value VP
0.775% of the first $100 million
0.755% over $100 million up to $350 million
0.735% over $350 million up to $500 million
0.725% over $500 million up to $750 million
0.715% over $750 million up to $1 billion
0.69% over $1 billion up to $1.5 billion
0.68% over $1.5 billion up to $2 billion
0.67% in excess of $2 billion

Transamerica T. Rowe Price Small Cap VP	0.78% of the first $1 billion 0.77% over $1 billion up to $1.5 billion 0.76% in excess of $1.5 billion
Transamerica TSW International Equity VP
0.77% of the first $250 million
0.74% over $250 million up to $1 billion
0.72% over $1 billion up to $2 billion
0.69% over $2 billion up to $6 billion
0.68% over $6 billion up to $8 billion
0.66% in excess of $8 billion

Transamerica TSW Mid Cap Value Opportunities VP	0.695% of the first $750 million 0.6925% over $750 million up to $1.5 billion 0.65% over $1.5 billion up to $2 billion 0.63% in excess of $2 billion
Transamerica WMC US Growth VP
0.68% of the first $500 million
0.67% over $500 million up to $800 million
0.6575% over $800 million up to $1 billion
0.613% over $1 billion up to $2 billion
0.605% over $2 billion up to $3 billion
0.59% over $3 billion up to $4 billion
0.575% over $4 billion up to $5 billion
0.57% over $5 billion up to $7 billion
0.55% in excess of $7 billion

(1) TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2027.
57

(2) BlackRock Investment Management, LLC (“BlackRock”), the portfolios’ sub-adviser, has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all (meaning 80% or more) of its net assets (excluding cash and cash equivalents) in the underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.
(3) TAM has contractually agreed through May 1, 2027, to waive an additional 0.03% of the portfolio’s management fee. This amount waived by TAM is not subject to recapture.
(4) TAM has contractually agreed through May 1, 2027, to waive an additional 0.04% of the portfolio’s management fee. This amount waived by TAM is not subject to recapture.
(5) The Subsidiary has entered into a separate contract with TAM for the management of the Subsidiary portfolio pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the portfolio. TAM has contractually agreed to waive a portion of the portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver may not be discontinued by TAM as long as its contract with the Subsidiary is in place.
The following tables set forth the total amounts the portfolios paid to TAM (after waivers/expense reimbursements and recapture), Fees Waived/Expenses Reimbursed by TAM to the portfolios, and Amounts Recaptured by TAM from the portfolios, if any, for the last three fiscal years.
Portfolio Name	Management Fees (after waivers/expense reimbursements and recapture)			Fees Waived/Expenses Reimbursed
	2025	2024	2023	2025	2024	2023
Transamerica 60/40 Allocation VP	$96,894	$97,993	$70,616	$145,341	$146,988	$105,924
Transamerica Aegon Bond VP	$8,863,760	$11,157,462	$9,872,028	$-	$-	$-
Transamerica Aegon Core Bond VP	$2,303,674	$1,719,453	$1,980,001	$-	$470	$-
Transamerica Aegon High Yield Bond VP	$1,367,686	$1,421,569	$1,167,142	$-	$-	$-
Transamerica Aegon Sustainable Equity Income VP	$3,171,032	$3,258,777	$3,298,967	$-	$-	$-
Transamerica Aegon U.S. Government Securities VP	$1,024,226	$1,320,516	$1,882,664	$61,206	$51,977	$31,165
Transamerica American Funds Managed Risk VP	$4,407,343	$4,750,017	$4,660,580	$-	$-	$-
Transamerica BlackRock Government Money Market VP	$1,719,935	$1,906,085	$2,084,318	$-	$-	$-
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	$871,364	$984,077	$1,045,142	$100,326	$113,216	$123,281
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	$1,482,270	$1,637,130	$1,575,022	$170,658	$188,302	$185,793
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	$3,769,857	$4,144,694	$4,034,603	$438,055	$481,758	$480,769
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	$2,853,388	$3,180,746	$3,294,540	$330,131	$368,379	$391,467
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	$1,328,702	$1,494,119	$1,485,280	$152,976	$171,865	$175,203
Transamerica BlackRock iShares Edge 40 VP	$493,750	$559,330	$568,724	$117,705	$115,650	$143,745
Transamerica BlackRock iShares Edge 50 VP	$1,026,632	$1,078,485	$1,085,331	$205,326	$215,697	$217,066
Transamerica BlackRock iShares Edge 75 VP	$373,413	$380,634	$385,133	$74,682	$76,127	$77,026
Transamerica BlackRock iShares Edge 100 VP	$177,188	$168,830	$137,186	$50,794	$47,762	$48,631
Transamerica BlackRock iShares Tactical – Balanced VP	$1,387,373	$1,995,049	$2,964,279	$204,039	$118,353	$-
Transamerica BlackRock iShares Tactical – Conservative VP	$676,435	$991,724	$1,490,087	$106,977	$59,319	$-
Transamerica BlackRock iShares Tactical – Growth VP	$1,054,082	$1,451,378	$2,109,717	$121,366	$86,287	$-
Transamerica BlackRock Real Estate Securities VP	$2,387,709	$1,798,387	$2,247,296	$-	$23,077	$-
Transamerica BlackRock Tactical Allocation VP	$1,039,036	$1,163,007	$1,197,004	$-	$-	$-
Transamerica Goldman Sachs 70/30 Allocation VP	$-	$-	$-	$28,499	$35,700	$42,806
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	$10,814,223	$11,978,333	$12,392,419	$-	$-	$-
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	$1,247,510	$1,377,390	$1,480,920	$-	$-	$-
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	$5,244,059	$5,818,512	$5,840,595	$-	$-	$-
Transamerica Great Lakes Advisors Large Cap Value VP	$437,801	$392,778	$332,075	$-	$-	$-
Transamerica International Focus VP	$2,394,318	$2,782,419	$2,793,724	$-	$144	$-
Transamerica Janus Balanced VP	$5,999,286	$6,521,538	$6,461,872	$-	$-	$-
Transamerica Janus Mid-Cap Growth VP	$6,969,414	$7,408,437	$7,607,918	$-	$-	$-
Transamerica JPMorgan Asset Allocation – Conservative VP	$837,115	$999,050	$1,077,438	$-	$-	$-
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	$3,597,136	$4,217,311	$4,272,252	$-	$-	$-
Transamerica JPMorgan Asset Allocation – Moderate VP	$5,301,427	$6,202,302	$6,349,979	$-	$-	$-
Transamerica JPMorgan Diversified Equity Allocation VP	$1,219,155	$1,280,144	$1,124,662	$-	$-	$2,344
Transamerica JPMorgan Enhanced Index VP	$18,082,896	$17,822,189	$13,385,173	$-	$-	$-
Transamerica JPMorgan International Moderate Growth VP	$405,787	$478,733	$515,951	$-	$-	$-
Transamerica JPMorgan Tactical Allocation VP	$6,361,007	$7,018,941	$7,485,953	$-	$-	$-
Transamerica Madison Diversified Income VP	$808,747	$886,948	$982,369	$-	$-	$-
Transamerica Market Participation Strategy VP	$1,964,200	$2,188,160	$2,242,502	$-	$-	$-
Transamerica Morgan Stanley Capital Growth VP	$1,218,864	$969,793	$2,307,312	$16,586	$46,714	$399,493
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	$313,367	$362,260	$344,975	$75,261	$71,781	$101,556
Transamerica Morgan Stanley Global Allocation VP	$5,965,599	$6,523,613	$6,835,991	$-	$-	$-
Transamerica MSCI EAFE Index VP	$-	$-	$-	$217,307	$122,163	$181,922
Transamerica Multi-Managed Balanced VP	$8,113,078	$8,860,660	$8,808,972	$-	$-	$-
Transamerica PineBridge Inflation Opportunities VP	$403,289	$474,025	$635,985	$-	$-	$-
58

Portfolio Name	Management Fees (after waivers/expense reimbursements and recapture)			Fees Waived/Expenses Reimbursed
	2025	2024	2023	2025	2024	2023
Transamerica ProFund UltraBear VP	$60,711	$123,693	$202,432	$29,478	$23,180	$26,415
Transamerica S&P 500 Index VP	$997,182	$798,632	$495,507	$-	$-	$40,017
Transamerica Small/Mid Cap Value VP	$3,906,518	$4,127,429	$4,028,337	$-	$-	$-
Transamerica T. Rowe Price Small Cap VP	$4,970,713	$5,257,781	$5,176,272	$-	$-	$-
Transamerica TSW International Equity VP	$1,521,919	$1,461,496	$1,404,301	$-	$-	$-
Transamerica TSW Mid Cap Value Opportunities VP	$1,636,198	$1,984,308	$3,020,873	$-	$4,316	$-
Transamerica WMC US Growth VP	$34,828,186	$34,597,321	$25,810,119	$-	$-	$-

Portfolio Name	Amounts Recaptured
	2025	2024	2023
Transamerica 60/40 Allocation VP	-	-	-
Transamerica Aegon Bond VP	-	-	-
Transamerica Aegon Core Bond VP	-	$470	-
Transamerica Aegon High Yield Bond VP	-	-	-
Transamerica Aegon Sustainable Equity Income VP	-	-	-
Transamerica Aegon U.S. Government Securities VP	$18	$4,572	$10,022
Transamerica American Funds Managed Risk VP	-	-	-
Transamerica BlackRock Government Money Market VP	-	-	-
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	-	-	-
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	-	-	-
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	-	-	-
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	-	-	-
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	-	-	-
Transamerica BlackRock iShares Edge 40 VP	$1,752	$2,836	$3,206
Transamerica BlackRock iShares Edge 50 VP	-	-	-
Transamerica BlackRock iShares Edge 75 VP	-	-	-
Transamerica BlackRock iShares Edge 100 VP	-	-	$1,668
Transamerica BlackRock iShares Tactical – Balanced VP	-	-	-
Transamerica BlackRock iShares Tactical – Conservative VP	-	-	-
Transamerica BlackRock iShares Tactical – Growth VP	-	-	-
Transamerica BlackRock Real Estate Securities VP	-	$23,077	-
Transamerica BlackRock Tactical Allocation VP	-	-	-
Transamerica Goldman Sachs 70/30 Allocation VP	-	$638	$83
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	-	-	-
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	-	-	-
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	-	-	-
Transamerica Great Lakes Advisors Large Cap Value VP	-	-	-
Transamerica International Focus VP	-	$144	-
Transamerica Janus Balanced VP	-	-	-
Transamerica Janus Mid-Cap Growth VP	-	-	-
Transamerica JPMorgan Asset Allocation – Conservative VP	-	-	-
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	-	-	-
Transamerica JPMorgan Asset Allocation – Moderate VP	-	-	-
Transamerica JPMorgan Diversified Equity Allocation VP	-	-	$2,344
Transamerica JPMorgan Enhanced Index VP	-	-	-
Transamerica JPMorgan International Moderate Growth VP	-	-	-
Transamerica JPMorgan Tactical Allocation VP	-	-	-
Transamerica Madison Diversified Income VP	-	-	-
Transamerica Market Participation Strategy VP	-	-	-
Transamerica Morgan Stanley Capital Growth VP	$8,137	$68,849	$111,244
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	$2,766	$9,036	$6,333
Transamerica Morgan Stanley Global Allocation VP	-	-	-
Transamerica MSCI EAFE Index VP	$536	-	$51,848
Transamerica Multi-Managed Balanced VP	-	-	-
Transamerica PineBridge Inflation Opportunities VP	-	-	-
Transamerica ProFund UltraBear VP	-	$1,101	$264
Transamerica S&P 500 Index VP	-	$57,122	$66,577
59

Portfolio Name	Amounts Recaptured
	2025	2024	2023
Transamerica Small/Mid Cap Value VP	-	-	-
Transamerica T. Rowe Price Small Cap VP	-	-	-
Transamerica TSW International Equity VP	-	-	-
Transamerica TSW Mid Cap Value Opportunities VP	-	$4,316	-
Transamerica WMC US Growth VP	-	-	-
Expense Limitation
TAM has entered into an expense limitation agreement with the Trust on behalf of certain portfolios, pursuant to which TAM has agreed to implement an expense cap to limit the ordinary operating expenses of one or more share classes of those portfolios. Except for Transamerica Goldman Sachs 70/30 Allocation VP, the expense caps and waived fees and/or reimbursed expenses exclude, as applicable, unless otherwise noted in the prospectus, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, and other expenses not incurred in the ordinary course of the relevant portfolio’s business. For Transamerica Goldman Sachs 70/30 Allocation VP, the expense caps and waived fees and/or reimbursed expenses exclude, as applicable, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, and other expenses not incurred in the ordinary course of the relevant portfolio’s business. TAM is permitted to recapture amounts waived and/or reimbursed to a class of a portfolio during the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class, but only if, after such recapture, the class’s expense ratio does not exceed the current expense cap or any other lower limit then in effect for the class. These recapture arrangements may be limited or terminated under certain circumstances. The expense limitation agreement continues automatically for one-year terms unless TAM provides written notice to the Trust prior to the end of the then-current term. In addition, the agreement will terminate automatically upon termination of the Management Agreement.
In addition, TAM or any of its affiliates, in addition to any contractual expense limitation arrangements in effect from time to time, may voluntarily waive fees and/or reimburse expenses of one or more classes of Transamerica BlackRock Government Money Market VP to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the portfolio’s yield from falling below zero. Any such waiver or expense reimbursement may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the portfolio of any amounts so waived and/or reimbursed by TAM or any of its affiliates during the previous 36 months so long as the reimbursement does not cause the class’s effective daily yield to be negative. Any reimbursement of amounts voluntarily waived and/or reimbursed may result in the class’s expenses exceeding the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to Transamerica BlackRock Government Money Market VP or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the portfolio. There is no guarantee that Transamerica BlackRock Government Money Market VP will be able to prevent a negative yield.
The current expense caps for the applicable share classes of the relevant portfolios are listed in the table set forth below. Each expense limitation arrangement cannot be terminated prior to its stated expiration date without the Board of Trustees’ consent.
Portfolio Name	Expense Cap Initial Class[1]	Expense Cap Service Class	Expiration Date of Expense Cap
Transamerica 60/40 Allocation VP2	N/A	0.63%	May 1, 2027
Transamerica Aegon Bond VP	0.58%	0.83%	May 1, 2027
Transamerica Aegon Core Bond VP	0.53%	0.78%	May 1, 2027
Transamerica Aegon High Yield Bond VP	0.70%	0.95%	May 1, 2027
Transamerica Aegon Sustainable Equity Income VP	0.73%	0.98%	May 1, 2027
Transamerica Aegon U.S. Government Securities VP	0.56%	0.81%	May 1, 2027
Transamerica American Funds Managed Risk VP	N/A	0.85%	May 1, 2027
Transamerica BlackRock Government Money Market VP3	0.34%	0.59%	May 1, 2027
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP4	0.55%	0.80%	May 1, 2027
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP4	0.55%	0.80%	May 1, 2027
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP4	0.55%	0.80%	May 1, 2027
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP4	0.55%	0.80%	May 1, 2027
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP4	0.55%	0.80%	May 1, 2027
Transamerica BlackRock iShares Edge 40 VP4	0.31%	0.56%	May 1, 2027
Transamerica BlackRock iShares Edge 50 VP4	N/A	0.56%	May 1, 2027
Transamerica BlackRock iShares Edge 75 VP4	N/A	0.56%	May 1, 2027
Transamerica BlackRock iShares Edge 100 VP4	N/A	0.56%	May 1, 2027
Transamerica BlackRock iShares Tactical – Balanced VP4, 5	0.63%	0.88%	May 1, 2027
Transamerica BlackRock iShares Tactical – Conservative VP4, 6	0.63%	0.88%	May 1, 2027
Transamerica BlackRock iShares Tactical – Growth VP4	0.63%	0.88%	May 1, 2027
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Portfolio Name	Expense Cap Initial Class[1]	Expense Cap Service Class	Expiration Date of Expense Cap
Transamerica BlackRock Real Estate Securities VP	0.90%	1.15%	May 1, 2027
Transamerica BlackRock Tactical Allocation VP	0.21%	0.46%	May 1, 2027
Transamerica Goldman Sachs 70/30 Allocation VP7	N/A	1.15%	May 1, 2027
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	0.37%	0.62%	May 1, 2027
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	0.37%	0.62%	May 1, 2027
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	0.37%	0.62%	May 1, 2027
Transamerica Great Lakes Advisors Large Cap Value VP	0.92%	0.98%	May 1, 2027
Transamerica International Focus VP	0.88%	1.13%	May 1, 2027
Transamerica Janus Balanced VP	0.79%	1.04%	May 1, 2027
Transamerica Janus Mid-Cap Growth VP	0.88%	1.13%	May 1, 2027
Transamerica JPMorgan Asset Allocation – Conservative VP	0.20%	0.45%	May 1, 2027
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	0.20%	0.45%	May 1, 2027
Transamerica JPMorgan Asset Allocation – Moderate VP	0.20%	0.45%	May 1, 2027
Transamerica JPMorgan Diversified Equity Allocation VP	0.20%	0.45%	May 1, 2027
Transamerica JPMorgan Enhanced Index VP	0.66%	0.91%	May 1, 2027
Transamerica JPMorgan International Moderate Growth VP	0.20%	0.45%	May 1, 2027
Transamerica JPMorgan Tactical Allocation VP	0.81%	1.06%	May 1, 2027
Transamerica Madison Diversified Income VP	0.84%	1.09%	May 1, 2027
Transamerica Market Participation Strategy VP	0.78%	1.03%	May 1, 2027
Transamerica Morgan Stanley Capital Growth VP	0.76%	N/A	May 1, 2027
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	0.22%	0.47%	May 1, 2027
Transamerica Morgan Stanley Global Allocation VP8	0.78%	1.03%	May 1, 2027
Transamerica MSCI EAFE Index VP	0.18%	0.43%	May 1, 2027
Transamerica Multi-Managed Balanced VP	0.68%	0.93%	May 1, 2027
Transamerica PineBridge Inflation Opportunities VP	0.63%	0.88%	May 1, 2027
Transamerica ProFund UltraBear VP	0.98%	1.23%	May 1, 2027
Transamerica S&P 500 Index VP	0.14%	0.39%	May 1, 2027
Transamerica Small/Mid Cap Value VP	0.83%	1.08%	May 1, 2027
Transamerica T. Rowe Price Small Cap VP	0.88%	1.13%	May 1, 2027
Transamerica TSW International Equity VP	0.91%	1.16%	May 1, 2027
Transamerica TSW Mid Cap Value Opportunities VP	0.78%	1.03%	May 1, 2027
Transamerica WMC US Growth VP	0.69%	0.94%	May 1, 2027
1 The portfolios have not been charged and have not paid any 12b-1 fees with respect to Initial Class shares, and will not be charged or pay any 12b-1 fees on Initial Class shares through May 1, 2027.
2 TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2027. This arrangement is not subject to recapture.
3 TAM may voluntarily waive fees and/or reimburse expenses of a class in an effort to prevent the class’ yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. TAM is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative.
4 TAM has contractually agreed through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub-adviser. BlackRock has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. This arrangement is not subject to recapture.
5 TAM has contractually agreed through May 1, 2027, to waive an additional 0.03% of the portfolio’s management fee. This amount waived by TAM is not subject to recapture.
6 TAM has contractually agreed through May 1, 2027, to waive an additional 0.04% of the portfolio’s management fee. This amount waived by TAM is not subject to recapture.
7 Acquired fund fees and expenses are included within each class’s expense cap.
8 The Subsidiary has entered into a separate contract with TAM for the management of the Subsidiary portfolio pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the portfolio. TAM has contractually agreed to waive a portion of the portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver may not be discontinued by TAM as long as its contract with the Subsidiary is in place. This arrangement is not subject to recapture.
Organization and Management of the Subsidiary (Transamerica Morgan Stanley Global Allocation VP)*
As discussed in “Other Investment Policies and Practices of the Portfolios” above, Transamerica Morgan Stanley Global Allocation VP may invest up to 25% of its total assets in its Subsidiary. The Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of Maples Corporate Services Limited, Cayman Islands. The Subsidiary’s affairs are overseen by a board consisting of one director, Marijn P. Smit. Mr. Smit is also a trustee and his biography is listed above.
The Subsidiary has entered into a separate investment management agreement with TAM, and TAM has entered into a sub-advisory agreement with the applicable sub-adviser. Each management and sub-advisory agreement will continue in effect for two years, and thereafter shall continue in effect from year to year provided such continuance is specifically approved at least annually (i) by the Trustees of
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the portfolio or by a majority of the outstanding voting securities of the portfolio (as defined in the 1940 Act), and (ii) in either event, by a majority of the Independent Trustees of the portfolio, with such Independent Trustees casting votes in person at a meeting called for such purpose. The Trustees’ approval of and the terms, continuance and termination of the management and sub-advisory agreements are governed by the 1940 Act.
Under its investment management agreement, the Subsidiary will pay a management fee to TAM with respect to the assets invested in the Subsidiary that is the same, as a percentage of net assets, as the management fee paid by its parent fund. Under the sub-advisory agreement, TAM will pay the sub-adviser a sub-advisory fee with respect to the assets invested in the Subsidiary that is the same, as a percentage of net assets, as the sub-advisory fee paid by TAM with respect to the parent fund. TAM has contractually agreed to waive its management fee with respect to the portfolio in an amount equal to the management fee paid by the Subsidiary.
* Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP may also invest indirectly in the Subsidiary.
Conflicts of Interest
TAM, an indirect wholly owned subsidiary of Aegon Ltd. and part of Aegon Asset Management (“AAM”), and its affiliates, directors, officers, employees and personnel (collectively, for purposes of this section, “Transamerica”), including the entities and personnel who may be involved in the management, operations or distribution of the portfolios, are engaged in a variety of businesses and have interests other than those related to managing the portfolios. Transamerica is a diversified global financial services company with many lines of business providing a wide range of financial services to a sizeable and diversified client base. The broad range of activities and interests of Transamerica gives rise to actual and potential conflicts of interest that could affect the portfolios and their shareholders.
Certain actual and potential conflicts of interest are described below. This is not, and is not intended to be, a complete enumeration or description of all the actual and potential conflicts that Transamerica has now or may have in the future. Additional or unanticipated conflicts of interest may arise from time to time in the ordinary course of Transamerica’s various businesses.
TAM and the portfolios have adopted practices, policies and procedures that are intended to identify, manage and, where possible, mitigate conflicts of interest. There is no assurance, however, that these practices, policies and procedures will be effective, and these practices, policies and procedures may limit or restrict the portfolios’ investment activities and adversely affect their performance.
Activities on Behalf of Other Funds and Accounts
Transamerica manages or advises other funds and products in addition to the portfolios, including Transamerica’s own accounts, accounts in which Transamerica or its personnel have an interest, and other investment vehicles (collectively, the “Other Accounts”). In some cases, Transamerica oversees sub-advisers who provide day-to-day investment advice and recommendations with respect to the Other Accounts, and in other cases Transamerica itself performs all aspects of the day-to-day management. Certain Other Accounts have investment objectives similar to, the same as or opposite to those of the portfolios and/or engage in transactions in the same types of securities or other instruments, sectors or strategies as the portfolios. This creates potential conflicts and could affect the prices and availability of the securities and instruments in which a portfolio seeks to invest, particularly in circumstances where the availability or liquidity of such investment opportunities is limited, and could have an adverse impact on the portfolio’s performance. Other Accounts may buy or sell positions while the portfolios are undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the portfolios. A position taken by Transamerica, on behalf of one or more Other Accounts, may be contrary to a position taken on behalf of a portfolio or may be adverse to a company or issuer in which the portfolio has invested. A portfolio on the one hand, and Transamerica or Other Accounts, on the other hand, may vote differently on matters affecting, or take or refrain from taking different actions with respect to, the same security, which are disadvantageous to the portfolio. The results of the investment activities of a portfolio may differ significantly from the results achieved for other portfolios and Other Accounts. Transamerica may give advice, and take action, with respect to any current or future portfolios or Other Accounts that may compete or conflict with advice TAM may give to, or actions TAM may take for, a particular portfolio. Transamerica may receive more compensation with respect to certain other portfolios and Other Accounts than that received with respect to a portfolio. TAM does not receive performance-based compensation in respect of its investment management services rendered to the portfolios, but Transamerica may receive compensation based on the performance of certain Other Accounts. The simultaneous management of portfolios or Other Accounts that pay greater fees or other compensation than a portfolio creates a conflict of interest as Transamerica has an incentive to favor those portfolios or Other Accounts with the potential to receive greater fees when allocating resources, services, functions or investment opportunities among the portfolios and Other Accounts. Transamerica personnel may have greater economic and other interests in certain other portfolios or Other Accounts promoted or managed by such personnel as compared to a particular portfolio. TAM has developed allocation policies and procedures that provide that TAM’s personnel making portfolio decisions for the portfolios and Other Accounts will make investment decisions for, and allocate investment opportunities among, such portfolios and Other Accounts consistent with TAM’s fiduciary obligations.
Selection of Service Providers
TAM and certain of its affiliates provide services including investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the portfolios and Other Accounts and earn fees from these relationships. TAM and its affiliates face conflicts of interest when the portfolios and Other Accounts select affiliated service providers because TAM and/or its affiliates receive greater compensation when they are used. Although these fees are generally based on asset levels, the fees are not directly contingent
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on portfolio performance and TAM and its affiliates as service providers will still receive significant compensation from the portfolios and Other Accounts even if shareholders lose money. The service providers recommended by TAM may charge different rates to different recipients based on the specific services provided, the personnel providing the services, the complexity of the services provided or other factors. As a result, the rates paid with respect to these service providers by a portfolio, on the one hand, may be more or less favorable than the rates paid by Transamerica or Other Accounts, on the other hand.
As part of AAM, TAM is aligned under AAM. The affiliated sub-advisers to certain portfolios are also part of AAM and report to AAM. This reporting structure presents actual and potential conflicts of interest and may influence TAM’s selection and retention of affiliated sub-advisers for the portfolios, and incentivize TAM personnel to recommend that an affiliated sub-adviser be selected or retained for a portfolio.
The portfolios expect to engage unaffiliated service providers (including attorneys and consultants) that in certain cases also provide services to Transamerica or Other Accounts or that hire Transamerica to provide services to the service providers’ clients. These service providers may have business, financial or other relationships with Transamerica (including its personnel), which may influence TAM’s recommendation of these service providers for the portfolios.
Sales Incentives and Relationships
Transamerica and other financial service providers have conflicts associated with their promotion of the portfolios or other dealings with the portfolios that would create incentives for them to promote the portfolios. Transamerica will directly or indirectly receive a portion of the fees and/or commissions charged to the portfolios or their shareholders. Transamerica will also benefit from increased amounts of assets under management. These compensation matters create a financial incentive on the part of Transamerica to highlight, feature or recommend the portfolios over Other Accounts or other products or to effect transactions differently in the portfolios as compared to Other Accounts or other products. Transamerica has an interest in increasing portfolio assets, including in circumstances when that may not be in the portfolios’ or their shareholders’ interests.
Transamerica and its personnel have relationships (both involving and not involving the portfolios) with distributors, consultants and others who sell or recommend the portfolios or Other Accounts. Such distributors, consultants and other parties may receive compensation from Transamerica and/or the portfolios or Other Accounts in connection with such relationships. Those parties (or their affiliates) in certain cases act as sub-adviser or other service provider to the portfolios or Other Accounts. As a result of these relationships, distributors, consultants and other parties have conflicts that create incentives for them to promote the portfolios or Other Accounts, and TAM has a disincentive to recommend the termination of applicable sub-advisers and other service providers.
Transamerica and/or the portfolios’ sub-advisers (or their affiliates), out of their past profits and other available sources, provide cash payments or non-cash compensation to brokers and other financial intermediaries to promote the distribution of the portfolios and Other Accounts or the variable insurance contracts that invest in certain Other Accounts. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial and may be substantial to any given recipient. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the portfolios, the Other Accounts or variable insurance contracts that invest in the Other Accounts, at least in part, based on the level of compensation paid. Revenue sharing payments benefit Transamerica to the extent the payments result in more assets being invested in the portfolios, Other Accounts or the variable insurance contracts that invest in the Other Accounts on which fees are being charged. Certain portfolio sub-advisers (or their affiliates) make revenue sharing payments to Transamerica in connection with investments by holders of variable insurance contracts and other retirement products in portfolios advised by the sub-adviser (or its affiliates) that are offered in Transamerica insurance and retirement products. Certain sub-advisers (or their affiliates) have portfolios that are offered in these products which make Rule 12b-1 and/or other payments to Transamerica. Certain portfolio sub-advisers (or their affiliates) also make other revenue sharing payments to Transamerica, including for their participation in functions, events and meetings sponsored by Transamerica. These payments present certain conflicts of interest and provide a disincentive for TAM to recommend the termination of such sub-advisers.
Transamerica Insurance Companies
The portfolios are offered as investment options through variable insurance contracts offered and sold by Transamerica insurance companies, and some of these portfolios are structured as funds of funds which invest in certain of the portfolios and certain Other Accounts. The performance of the portfolios and applicable Other Accounts impacts Transamerica’s financial exposure under guarantees that the Transamerica insurance companies provide as issuers of the variable insurance contracts. TAM’s investment decisions and the design of the portfolios and applicable Other Accounts, including the strategies the portfolios and Other Accounts utilize, may be influenced by these factors. For example, a portfolio or Other Account being managed or designed in a more conservative fashion may help reduce potential losses and/or mitigate financial risks to the Transamerica insurance companies that provide the guarantees, and facilitate the provision of those guaranteed benefits, including by making more predictable the costs of the guarantees, by reducing the capital needed to provide them and/or by making it easier for the Transamerica insurance companies to hedge their obligations under the variable insurance contracts.
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Certain non-public portfolio holdings and certain analytical information and algorithm and trade data concerning the portfolios and certain Other Accounts is disclosed to the Transamerica insurance companies solely to allow them to hedge their obligations under the variable insurance contracts. This information may only be provided in accordance with procedures approved by the portfolios’ Board of Trustees governing the sharing of such information with the Transamerica insurance companies.
Transamerica Asset Allocation Portfolios
TAM serves as investment manager to Transamerica funds of funds and is subject to conflicts of interest concerning these portfolios. TAM is responsible for all aspects of the day-to-day investment advice and management for certain portfolios and Other Accounts that operate as funds of funds. For certain other portfolios and Other Accounts that operate as funds of funds, TAM has hired a sub-adviser and benefits when the sub-adviser allocates the fund of funds’ or Other Accounts’ assets to an affiliated portfolio or Other Account. TAM has established an investment program for certain portfolios and Other Accounts that operate as funds of funds whereby all or a substantial portion of the fund of funds’ assets are invested in affiliated funds. This means that TAM does not consider unaffiliated funds as underlying investment options for these portfolios and Other Accounts, even if unaffiliated funds have better investment performance or lower total expenses. TAM will receive more revenue when it or a sub-adviser selects an affiliated fund rather than an unaffiliated fund for inclusion in a fund of funds. This conflict provides an incentive for TAM to include affiliated funds as investment options for funds of funds and, when making the underlying fund selections, to cause investments by funds of funds in affiliated funds that may perform less well or have higher total expenses than unaffiliated funds. The inclusion of affiliated funds will also permit TAM and/or the sub-adviser to make increased revenue sharing payments, including to Transamerica. TAM has an incentive for a portfolio or Other Account’s assets to be allocated to those underlying portfolios or Other Accounts for which the net management fees payable to TAM are higher than the fees payable by other underlying portfolios or Other Accounts or to those underlying portfolios or Other Accounts for which an affiliate of TAM serves as the sub-adviser. TAM also has an incentive for a portfolio or Other Account’s assets to be allocated to subscale underlying portfolios or Other Accounts to provide scale and reduce amounts waived and/or reimbursed by TAM to maintain applicable expense caps. Sub-advisers to certain funds of funds also have conflicts of interest in allocating the funds of funds’ assets among underlying portfolios and/or Other Accounts, including where the sub-adviser (or its affiliate) acts as investment adviser or sub-adviser to available underlying portfolios and/or Other Accounts. TAM Compliance monitors allocation changes by the funds of funds.
Investments in the Portfolios
TAM manages or advises portfolios and Other Accounts which may, individually or in the aggregate, own a substantial amount of a portfolio. Further, TAM and/or its affiliates may invest in a portfolio at or near the establishment of the portfolio, which may facilitate the portfolio achieving a specified size or scale. Seed investors may contribute all or a majority of the assets in a portfolio. There is a risk that such seed investors may redeem their investments in a portfolio, and such redemptions could have a significant negative impact on the portfolio, including on its liquidity and expenses.
Portfolio Structuring and Changes
TAM may have a financial incentive to implement certain changes to the portfolios or Other Accounts. For example, TAM may, from time to time, recommend a change in sub-adviser or the combination of two or more portfolios. Transamerica will benefit to the extent that an affiliated sub-adviser replaces an unaffiliated sub-adviser or additional assets are combined into a portfolio or Other Account having a higher net management fee payable to TAM and/or that is sub-advised by an affiliate of TAM. TAM will also benefit to the extent that it replaces a sub-adviser with a new sub-adviser with a lower sub-advisory fee, or where the change reduces amounts waived and/or reimbursed by TAM to maintain applicable expense caps, or where the change facilitates hedging of Transamerica insurance companies’ obligations under guarantees relating to variable insurance contracts. TAM personnel may also be incentivized to recommend changes to the portfolios that result in additional assets being sub-advised by an affiliated sub-adviser. Any recommendation to the portfolios’ Board of Trustees concerning the appointment of or continued service of an affiliated sub-adviser for a portfolio, or a portfolio combination, is subject to TAM’s fiduciary duty to act in the best interests of a portfolio and its shareholders. Moreover, TAM’s “manager of managers” exemptive order from the SEC requires portfolio shareholder approval of any sub-advisory agreement appointing an affiliated sub-adviser as the sub-adviser to a portfolio (in the case of a new portfolio, the initial sole shareholder of the portfolio, typically an affiliate of Transamerica, may provide this approval).
Sub-Advisory Fee Discount Arrangements
The aggregation of assets of multiple portfolios and/or Other Accounts for purposes of calculating breakpoints or discounts in sub-advisory fees based on the level of assets allocated to a sub-adviser across portfolios and/or Other Accounts or otherwise, as applicable, give rise to actual and/or potential conflicts of interest that could disadvantage the portfolios and their shareholders. The aggregation of assets or other discounts creates an incentive for TAM to select and retain sub-advisers, or allocate additional assets to a sub-adviser, where the selection or allocation may serve to lower a sub-advisory fee and possibly increase the management fee retained by TAM on a portfolio. It also provides a disincentive for TAM to recommend the termination of a sub-adviser from a portfolio if the termination will cause the sub-advisory fee payable by TAM to increase on a portfolio and/or Other Account that aggregates its assets with the portfolio or if the assets of the portfolio are counted as part of a sub-advisory fee discount arrangement.
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Valuation of Investments
TAM has been designated as the portfolios’ valuation designee with responsibility for fair valuation subject to oversight by the portfolios’ Board of Trustees. TAM’s service as valuation designee is expressly permitted by applicable regulations. TAM performs such valuation services in accordance with joint valuation policies and procedures of the portfolios and TAM. TAM may value an identical asset differently than a Transamerica affiliate. This is particularly the case in respect of difficult-to-value assets. TAM faces a conflict with respect to valuations generally because of their effect on TAM’s fees and other compensation. Valuation decisions by TAM may also result in improved performance of the portfolios or Other Accounts.
Allocation of Portfolio Expenses
From time to time, TAM will be required to decide whether certain fees, costs and expenses should be borne by a portfolio, on the one hand, or TAM on the other hand, and/or whether certain fees, costs and expenses should be allocated between or among portfolios and/or other parties. TAM is faced with a conflict when allocating fees, costs and expenses. Typically, certain expenses will be the obligation of one particular portfolio and will be borne by that portfolio; however, in some instances, expenses will be allocated among multiple portfolios and/or entities. TAM will make allocation determinations in a fair and reasonable manner using its good faith judgment, notwithstanding its interest (if any) in the allocation.
Potential Limitations and Restrictions on Investment Transactions
TAM may restrict or limit investment decisions and activities on behalf of the portfolios in various circumstances. These circumstances include instances where TAM is in receipt of confidential or material non-public information, or where a portfolio, individually or together with other Transamerica portfolios or accounts, exceeds certain ownership, voting or control thresholds. Restrictions or limitations on the ability to execute investment transactions could have an adverse impact on a portfolio.
Other Relationships and Benefits
Transamerica has existing and may have potential future other business dealings or relationships with current or proposed sub-advisers or other portfolio service providers (or their affiliates) recommended by TAM. Such other business dealings or relationships present conflicts of interest that could influence TAM’s selection and retention or termination of sub-advisers or service providers. For example, TAM has an incentive to hire as a sub-adviser or other service provider an entity with which TAM or one or more of its affiliates have, or would like to have, significant or other business dealings or arrangements, and TAM has a disincentive to recommend the termination of such a sub-adviser or service provider when doing so could be adverse to Transamerica’s relationships or other business dealings with such parties.
TAM and/or its affiliates also derive ancillary benefits from providing investment management, administration, investment sub-advisory, shareholder servicing, distribution, and transfer agency services to the portfolios and Other Accounts. Providing such services to the portfolios and Other Accounts may enhance TAM’s and/or its affiliates’ relationships with various parties, facilitate additional business development, and enable TAM and/or its affiliates to obtain additional business and generate additional revenue.
In recognition of the revenue it earns from investment by the Transamerica BlackRock iShares Allocation portfolios, the Transamerica BlackRock iShares Edge portfolios and the Transamerica BlackRock iShares Tactical portfolios in underlying iShares ETFs, BlackRock has agreed to waive, with respect to each these portfolios, all of the sub-advisory fees to be paid by TAM for so long as the portfolio invests all or substantially all (meaning 80% or more) of its net assets (excluding cash and cash equivalents) in underlying ETFs sponsored or advised by BlackRock or its affiliates. This arrangement gives rise to actual or potential conflicts of interest. For example, BlackRock has an incentive to allocate a portion of a portfolio’s assets away from BlackRock’s ETFs so as to then be entitled to a sub-advisory fee from TAM. In doing so, however, BlackRock would lose fee revenue earned from a portfolio’s investment in those ETFs. In addition, TAM has an incentive to restrict BlackRock from investing a portfolio’s assets in non-BlackRock funds.
Sub-Advisers
The range of activities, services and interests of a sub-adviser gives rise to actual and/or potential conflicts of interest that could disadvantage a portfolio and its shareholders. Such conflicts of interest are in some cases similar to and in other cases different from or supplement those described above relating to Transamerica. Among other things, a sub-adviser’s portfolio managers may manage multiple funds and accounts for multiple clients. In addition to one or more portfolios, these funds and accounts may include, for example, other mutual funds, separate accounts, collective trusts and offshore funds. Managing multiple funds and accounts gives rise to actual or potential conflicts of interest, including, for example, conflicts among investment strategies, conflicts in the allocation of limited investment opportunities, and conflicts in the aggregation and allocation of securities trades. A sub-adviser’s portfolio managers may also manage funds or accounts with different fee rates and/or fee structures, including performance-based fee arrangements. Differences in fee arrangements create an incentive for a portfolio manager to favor higher-fee funds or accounts. A sub-adviser may limit or restrict its investment decisions and activities on behalf of a portfolio in various circumstances, including as a result of information held by the sub-adviser or applicable regulatory requirements. A sub-adviser and/or their respective affiliates also may derive ancillary benefits from providing investment sub-advisory services to a portfolio
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and providing such services to a portfolio may enhance the sub-adviser’s and/or applicable affiliate(s)’ relationships with various parties, facilitate additional business development, and enable the sub-adviser and/or affiliate to obtain additional business and generate additional revenue. Please see Appendix B for a further discussion of sub-adviser conflicts of interest.
Sub-Advisers
Each sub-adviser listed below serves, pursuant to a respective Sub-Advisory Agreement between TAM and such respective sub-adviser, on behalf of a portfolio. Pursuant to the Sub-Advisory Agreements, each sub-adviser carries out and effectuates the investment strategy designed for the portfolios by TAM. Subject to review by TAM and the Board, the sub-advisers are responsible for the day-to-day investment advice and recommendations for the portfolio(s) TAM assigns to them and for making decisions to buy, sell or hold a particular security. Each sub-adviser bears all of its expenses in connection with the performance of its services under its Sub-Advisory Agreement such as compensating its officers and employees connected with investment and economic research, trading and investment management of the respective portfolio(s) and furnishing them office space.
Each sub-advisory agreement will terminate, unless sooner terminated as set forth therein, two years from its effective date, and will continue in effect from year to year thereafter, if continuance is specifically approved at least annually by (i) the vote of a majority of the Board Members who are not parties thereto or interested persons of any party thereto, cast in person at a meeting called for the purpose of voting on the approval of the terms of renewal, and by (ii) either the Board or the affirmative vote of a majority of the outstanding voting securities of the particular portfolio.
Each of the sub-advisers also serves as investment adviser or sub-adviser to other funds and/or private accounts that may have investment objectives identical or similar to those of the portfolios. Securities frequently meet the investment objectives of one or all of these portfolios, the other funds and the private accounts. In such cases, a sub-adviser’s decision to recommend a purchase to one fund or account rather than another is based on a number of factors as set forth in the sub-adviser’s allocation procedures. The determining factors in most cases are the amounts available for investment by each fund or account, the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Another factor considered in the investment recommendations is other investments which each fund or account presently has in a particular industry.
It is possible that at times identical securities will be held by more than one fund or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the funds or private accounts served by a sub-adviser seeks to acquire or sell the same security at about the same time, either the price obtained by the funds or the amount of securities that may be purchased or sold by a fund at one time may be adversely affected. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the funds. In the event more than one fund or account purchases or sells the same security on a given date, the purchase and sale transactions are allocated among the portfolio(s), the other funds and the private accounts in a manner believed by the sub-advisers to be equitable to each.
Each sub-adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Certain sub-advisers have entered into participating affiliate agreements with certain of their affiliates pursuant to which those affiliates provide services, such as investment advisory and trading services, to the sub-advisers.
In rendering investment sub-advisory services to Transamerica American Funds Managed Risk VP and Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP, Milliman Financial Risk Management, LLC (“Milliman”) uses certain resources of Milliman Financial Strategies, Ltd (“MFSL”) and Milliman PTY Ltd. (“MPL”). MFSL and MPL are foreign (non-U.S.) affiliates of Milliman that are not registered under the Advisers Act. One or more MFSL or MPL employees may provide services to the portfolios through “participating affiliate” arrangements, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangements, MFSL and MPL are considered Participating Affiliates of Milliman, and MFSL and MPL and their employees are considered “associated persons” of Milliman (as that term is defined in the Advisers Act) and one or more investment professionals from MFSL or MPL may render trade execution services to Transamerica American Funds Managed Risk VP and Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP, subject to the supervision of Milliman.
In rendering investment sub-advisory services to Transamerica Morgan Stanley Global Allocation VP, Morgan Stanley Investment Management Inc. (“MSIM”) uses the portfolio management, research and other resources of Morgan Stanley Asia Limited (“MSAL”). MSAL is a foreign (non-U.S.) affiliate of MSIM that is not registered under the Advisers Act. One or more MSAL employees may provide services to the portfolio through a “participating affiliate” arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser. Under the participating affiliate arrangement, MSAL is considered a Participating Affiliate of MSIM, and MSAL and its employees are considered “associated persons” of MSIM (as that term is defined in the Advisers Act) and one or more investment professionals from MSAL may render portfolio management, research and other services to Transamerica Morgan Stanley Global Allocation VP, subject to the supervision of MSIM.
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Aegon USA Investment Management, LLC, located at 6300 C Street SW, Cedar Rapids, IA 52499, is a registered investment adviser. Aegon USA Investment Management, LLC is a wholly owned, indirect subsidiary of Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group, and is an affiliate of TAM.
Aegon Asset Management UK plc (formerly Kames Capital plc), located at 3 Lochside Crescent, Edinburgh EH12 9SA, is a registered investment adviser. Aegon Asset Management UK plc is a wholly-owned subsidiary of publicly-traded Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group that offers life insurance, corporate pensions, and individual savings and retirement products in Europe, the Americas and Asia, and is an affiliate of TAM.
Sub-Advisory Fees
TAM, not the portfolios, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense. As a matter of administrative convenience, sub-advisory fees may be deducted directly from a portfolio’s bank account, in which case payment to TAM of that portfolio’s management fee would be net of amounts paid to the applicable sub-adviser.
Each sub-adviser receives monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the applicable portfolio’s average daily net assets:
Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Aegon Bond VP(1)	Aegon USA Investment Management, LLC	0.12% of the first $250 million 0.10% over $250 million up to $500 million 0.08% over $500 million up to $1 billion 0.075% in excess of $1 billion
Transamerica Aegon Core Bond VP(2)	Aegon USA Investment Management, LLC	0.12% of the first $1 billion 0.05% in excess of $1 billion
Transamerica Aegon High Yield Bond VP(3)	Aegon USA Investment Management, LLC	0.35% of the first $20 million 0.24% over $20 million up to $40 million 0.19% over $40 million up to $125 million 0.14% in excess of $125 million
Transamerica Aegon Sustainable Equity Income VP(4)	Aegon Asset Management UK plc	0.20% of the first $200 million 0.15% over $200 million up to $500 million 0.13% in excess of $500 million
Transamerica Aegon U.S. Government Securities VP	Aegon USA Investment Management, LLC	0.12%
Transamerica American Funds Managed Risk VP(5)	Milliman Financial Risk Management LLC
0.15% of the first $2 billion
0.14% over $2 billion up to $4 billion
0.13% over $4 billion up to $6 billion
0.12% over $6 billion up to $8 billion
0.11% over $8 billion up to $10 billion
0.10% in excess of $10 billion

Transamerica BlackRock Government Money Market VP	BlackRock Investment Management, LLC	0.024%
Transamerica BlackRock iShares Active Asset
Allocation – Conservative VP(6)
Transamerica BlackRock iShares Active Asset
Allocation – Moderate Growth VP(6)
Transamerica BlackRock iShares Active Asset
Allocation – Moderate VP(6)
Transamerica BlackRock iShares Dynamic
Allocation – Balanced VP(6)
Transamerica BlackRock iShares Dynamic
Allocation – Moderate Growth VP(6)
BlackRock Investment Management, LLC(7)
0.06% of the first $500 million
0.055% over $500 million up to $1 billion
0.05% over $1 billion up to $2.5 billion
0.045% over $2.5 billion up to $3.5 billion
0.0425% over $3.5 billion up to $4.5 billion
0.04% in excess of $4.5 billion

Transamerica BlackRock iShares Edge 40 VP Transamerica BlackRock iShares Edge 50 VP Transamerica BlackRock iShares Edge 75 VP Transamerica BlackRock iShares Edge 100 VP	BlackRock Investment Management, LLC (7)	0.05%
Transamerica BlackRock iShares Tactical – Balanced VP(6) Transamerica BlackRock iShares Tactical – Conservative VP(6) Transamerica BlackRock iShares Tactical – Growth VP(6)	BlackRock Investment Management, LLC (7)
0.06% of the first $500 million
0.055% over $500 million up to $1 billion
0.05% over $1 billion up to $2.5 billion
0.045% over $2.5 billion up to $3.5 billion
0.0425% over $3.5 billion up to $4.5 billion
0.04% in excess of $4.5 billion

Transamerica BlackRock Real Estate Securities VP	BlackRock Investment Management, LLC	0.34% of the first $250 million 0.32% over $250 million up to $750 million 0.30% in excess of $750 million
Transamerica BlackRock Tactical Allocation VP	BlackRock Investment Management, LLC	0.10% of the first $1 billion 0.08% in excess of $1 billion
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Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica Goldman Sachs 70/30 Allocation VP(8)
Transamerica Goldman Sachs Managed Risk –
Balanced ETF VP(8)
Transamerica Goldman Sachs Managed Risk –
Conservative ETF VP(8)
Transamerica Goldman Sachs Managed Risk –
Growth ETF VP(8)
Goldman Sachs Asset Management, L.P.
0.07% of the first $1 billion
0.055% over $1 billion up to $3 billion
0.05% over $3 billion up to $5 billion
0.045% over $5 billion up to $7 billion
0.0425% over $7 billion up to $9 billion
0.035% in excess of $9 billion

Transamerica Great Lakes Advisors Large Cap Value VP(9)	Great Lakes Advisors, LLC	0.144% of the first $1 billion 0.13% over $1 billion up to $3 billion 0.12% in excess of $3 billion
Transamerica Janus Balanced VP	Janus Henderson Investors US LLC	0.30% of the first $500 million 0.27% over $500 million up to $1 billion 0.25% in excess of $1 billion
Transamerica Janus Mid-Cap Growth VP	Janus Henderson Investors US LLC	0.375% of the first $250 million 0.33% over $250 million up to $750 million 0.32% in excess of $750 million
Transamerica JPMorgan Asset Allocation – Conservative VP Transamerica JPMorgan Asset Allocation – Moderate Growth VP Transamerica JPMorgan Asset Allocation – Moderate VP Transamerica JPMorgan Diversified Equity Allocation VP	J.P. Morgan Investment Management Inc.	0.03%
Transamerica JPMorgan Enhanced Index VP(10)	J.P. Morgan Investment Management Inc.	0.15% of the first $2 billion 0.13% over $2 billion up to $3 billion 0.12% over $3 billion up to $4 billion 0.11% in excess of $4 billion
Transamerica JPMorgan International Moderate Growth VP	J.P. Morgan Investment Management Inc.	0.03%
Transamerica JPMorgan Tactical Allocation VP	J.P. Morgan Investment Management Inc.	0.336% of the first $150 million 0.306% over $150 million up to $500 million 0.29% in excess of $500 million
Transamerica Madison Diversified Income VP	Madison Asset Management, LLC	0.25% of the first $500 million 0.22% over $500 million up to $1 billion 0.20% in excess of $1 billion
Transamerica Market Participation Strategy VP	PGIM Quantitative Solutions LLC	0.25% of the first $250 million 0.23% over $250 million up to $750 million 0.21% over $750 million up to $1 billion 0.19% in excess of $1 billion
Transamerica Morgan Stanley Capital Growth VP(11)	Morgan Stanley Investment Management Inc.	0.25% of the first $1.5 billion 0.23% over $1.5 billion up to $3 billion 0.20% in excess of $3 billion
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP(5)	Milliman Financial Risk Management LLC
0.15% of the first $2 billion
0.14% over $2 billion up to $4 billion
0.13% over $4 billion up to $6 billion
0.12% over $6 billion up to $8 billion
0.11% over $8 billion up to $10 billion
0.10% in excess of $10 billion

Transamerica Morgan Stanley Global Allocation VP	Morgan Stanley Investment Management Inc.	0.27% of the first $500 million 0.26% over $500 million up to $1 billion 0.25% over $1 billion up to $3 billion 0.21% in excess of $3 billion
Transamerica International Focus VP(12)	Sands Capital Management, LLC	0.25% of the first $1 billion 0.23% over $1 billion up to $2 billion 0.22% in excess of $2 billion
Transamerica MSCI EAFE Index VP	SSGA Funds Management, Inc.	0.04%
Transamerica Multi-Managed Balanced VP	J.P. Morgan Investment Management Inc.(10)	0.15% of the first $2 billion 0.13% over $2 billion up to $3 billion 0.12% over $3 billion up to $4 billion 0.11% in excess of $4 billion
Transamerica Multi-Managed Balanced VP	Aegon USA Investment Management, LLC(2)	0.12% of the first $1 billion 0.05% in excess of $1 billion
Transamerica PineBridge Inflation Opportunities VP(13)	PineBridge Investments, LLC	0.15% of the first $100 million 0.10% over $100 million up to $250 million 0.05% in excess of $250 million
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Portfolio	Sub-Adviser	Sub-Advisory Fees
Transamerica ProFund UltraBear VP	ProFund Advisors LLC	0.40% of first $250 million 0.35% over $250 million up to $750 million 0.30% in excess of $750 million
Transamerica S&P 500 Index VP	SSGA Funds Management, Inc.	0.01%
Transamerica Small/Mid Cap Value VP(14)	Systematic Financial Management, L.P.	0.45% of the first $100 million 0.40% over $100 million up to $350 million 0.35% over $350 million up to $1 billion 0.30% in excess of $1 billion
Transamerica Small/Mid Cap Value VP(15)	Thompson, Siegel & Walmsley LLC(16)	0.275% of the first $750 million 0.27% over $750 million up to $1.5 billion 0.265% over $1.5 billion up to $2 billion 0.26% in excess of $2 billion
Transamerica T. Rowe Price Small Cap VP	T. Rowe Price Associates, Inc.	0.35%
Transamerica TSW International Equity VP(17)	Thompson, Siegel & Walmsley LLC	0.30% of the first $1 billion 0.28% over $1 billion up to $2 billion 0.265% in excess of $2 billion
Transamerica TSW Mid Cap Value Opportunities VP(15)	Thompson, Siegel & Walmsley LLC(17)	0.275% of the first $750 million 0.27% over $750 million up to $1.5 billion 0.265% over $1.5 billion up to $2 billion 0.26% in excess of $2 billion
Transamerica WMC US Growth VP(18)	Wellington Management Company LLP	0.18% of the first $500 million 0.17% over $500 million up to $1 billion 0.16% over $1 billion up to $2 billion 0.15% in excess of $2 billion
(1)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Aegon Bond VP and Transamerica Bond.
(2)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Core Bond and Transamerica Aegon Core Bond VP, and the portion of assets of Transamerica Balanced II, Transamerica Multi-Managed Balanced and Transamerica Multi-Managed Balanced VP that are sub-advised by Aegon USA Investment Management, LLC (“AUIM”). Also included are the portion of assets of Balanced Ret Opt and Bond Ret Opt, each a separately managed account of Transamerica Life Insurance Company that are advised by AUIM.
(3)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Aegon High Yield Bond VP and Transamerica High Yield Bond.
(4)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Sustainable Equity Income and Transamerica Aegon Sustainable Equity Income VP.
(5)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica American Funds Managed Risk VP and Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP.
(6)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica BlackRock iShares Tactical – Balanced VP, Transamerica BlackRock iShares Tactical – Conservative VP, Transamerica BlackRock iShares Tactical – Growth VP, Transamerica BlackRock iShares Active Asset Allocation – Conservative VP, Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP, Transamerica BlackRock iShares Active Asset Allocation – Moderate VP, Transamerica BlackRock iShares Dynamic Allocation – Balanced VP, and Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP.
(7)
BlackRock Investment Management, LLC (“BlackRock”), the portfolios’ sub-adviser, has voluntarily agreed to waive its sub-advisory fees for so long as BlackRock is the sub-adviser to the portfolio and the portfolio invests all or substantially all (meaning 80% or more) of its net assets (excluding cash and cash equivalents) in the underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. TAM has contractually agreed, through May 1, 2027, to waive from its management fees an amount equal to the sub-advisory fee waiver by BlackRock. Amounts waived by TAM under this contractual arrangement are not subject to recapture by TAM.
(8)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Goldman Sachs 70/30 Allocation VP, Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed Risk – Conservative ETF VP, Transamerica Goldman Sachs Managed Risk – Growth ETF VP, Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio and Transamerica Asset Allocation – Moderate Portfolio.
(9)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Great Lakes Advisors Large Cap Value VP, Transamerica Large Cap Value and Transamerica Large Cap Value CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Great Lakes Advisors, LLC.
(10)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of the portions of the assets of Transamerica Multi-Managed Balanced, Transamerica Multi-Managed Balanced VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Balanced II and Aegon Balanced Retirement Opportunities. Effective May 1, 2020, the sub-adviser agreed to voluntarily waive a portion of its sub-advisory fee (as a percentage of net assets) when the assets of these mandates, in the aggregate, exceed a specified level. This waiver is voluntary and may be discontinued by the sub-adviser upon obtaining consent from TAM.
(11)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Morgan Stanley Capital Growth VP; Transamerica Capital Growth and the portion of the assets of Transamerica Large Growth that are sub-advised by Morgan Stanley Investment Management Inc. (“Morgan Stanley”), each a series of Transamerica Funds; Morgan Stanley Growth Retirement Option, a separately managed account of Transamerica Life Insurance Company that is advised by Morgan Stanley; and Transamerica Large Cap Growth CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Morgan Stanley.
(12)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica International Focus VP, Transamerica International Focus and Transamerica International Focus CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Sands Capital Management, LLC.
(13)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Inflation Opportunities and Transamerica PineBridge Inflation Opportunities VP.
(14)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica Small Cap Value, the portions of the assets sub-advised by Systematic Financial Management, L.P. (“Systematic”) for Transamerica Small/Mid Cap Value and Transamerica Small/Mid Cap Value VP, and Transamerica Small Cap Value CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Systematic.
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(15)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica TSW Mid Cap Value Opportunities VP; the portion of the assets of Transamerica Small/Mid Cap Value VP that are sub-advised by Thompson, Siegel &Walmsley LLC (“TSW”); Transamerica Mid Cap Value Opportunities; and the portion of the assets of Transamerica Small/Mid Cap Value that are sub-advised by TSW.
(16)
Effective May 1, 2024, TSW agreed to voluntarily waive a portion of its sub-advisory fee (as a percentage of net assets) when the assets of Transamerica TSW Mid Cap Value Opportunities VP and Transamerica Mid Cap Value Opportunities, as well as the portion of the assets of Transamerica Small/Mid Cap Value and Transamerica Small/Mid Cap Value VP that are sub-advised by TSW, in the aggregate, exceed a specified level. This waiver is voluntary and may be discontinued by TSW upon obtaining consent from TAM.
(17)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica International Equity and Transamerica TSW International Equity VP.
(18)
The average daily net assets for the purpose of calculating sub-advisory fees will be determined on the basis of the combined assets of Transamerica US Growth, Transamerica WMC US Growth VP, the portion of the assets of Transamerica Large Growth that is sub-advised by Wellington Management Company LLP (“Wellington”), WMC Core Equity and Disciplined US Growth Equity, each separately managed accounts of Transamerica Life Insurance Company that are advised by Wellington and Transamerica Large Cap Growth CIT, a series of Great Grey Trust (formerly, Wilmington Trust) Collective Investment Trust that is sub-advised by Wellington. Effective August 2, 2019, the sub-adviser agreed to voluntarily waive a portion of its sub-advisory fee (as a percentage of net assets) when the assets of these mandates, in the aggregate, exceed a specified level. This waiver is voluntary and may be discontinued by the sub-adviser upon obtaining consent from TAM.
The following table sets forth the total amounts of sub-advisory fee paid by TAM, on behalf of a portfolio, to each sub-adviser for the last three fiscal years.
“N/A” in the table below indicates that the portfolio was not in operation or did not have a sub-adviser during the relevant fiscal year and, accordingly, no sub-advisory fees are shown.
Portfolio Name	Sub-Advisory Fees Paid (Net of Fees Reimbursed)
	2025	2024	2023
Transamerica 60/40 Allocation VP	N/A	N/A	N/A
Transamerica Aegon Bond VP	$1,442,952	$1,829,786	$1,619,674
Transamerica Aegon Core Bond VP	$384,098	$283,370	$317,369
Transamerica Aegon High Yield Bond VP	$364,880	$377,248	$307,149
Transamerica Aegon Sustainable Equity Income VP	$764,435	$789,994	$777,162
Transamerica Aegon U.S. Government Securities VP	$252,912	$320,999	$507,616
Transamerica American Funds Managed Risk VP	$1,247,361	$1,351,627	$1,315,413
Transamerica BlackRock Government Money Market VP	$171,994	$191,704	$207,918
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	-	-	-
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	-	-	-
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	-	-	-
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	-	-	-
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	-	-	-
Transamerica BlackRock iShares Edge 40 VP	-	-	-
Transamerica BlackRock iShares Edge 50 VP	-	-	-
Transamerica BlackRock iShares Edge 75 VP	-	-	-
Transamerica BlackRock iShares Edge 100 VP	-	-	-
Transamerica BlackRock iShares Tactical – Balanced VP*	-	$431,772	$1,316,316
Transamerica BlackRock iShares Tactical – Conservative VP*	-	$217,294	$675,835
Transamerica BlackRock iShares Tactical – Growth VP*	-	$308,448	$922,078
Transamerica BlackRock Real Estate Securities VP	$1,046,771	$793,074	$985,404
Transamerica BlackRock Tactical Allocation VP	$799,259	$899,638	$918,286
Transamerica Goldman Sachs 70/30 Allocation VP	$6,594	$3,916	$2,316
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	$1,752,059	$1,951,255	$1,997,941
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	$193,476	$215,704	$230,226
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	$844,515	$942,688	$936,413
Transamerica Great Lakes Advisors Large Cap Value VP	$100,292	$91,055	$77,216
Transamerica International Focus VP*	$792,722	$932,151	$963,670
Transamerica Janus Balanced VP	$2,496,627	$2,728,384	$2,681,210
Transamerica Janus Mid-Cap Growth VP	$3,081,116	$3,372,000	$3,445,732
Transamerica JPMorgan Asset Allocation – Conservative VP	$340,005	$442,444	$471,730
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	$1,459,122	$1,867,369	$1,870,229
Transamerica JPMorgan Asset Allocation – Moderate VP	$2,151,456	$2,746,412	$2,779,836
Transamerica JPMorgan Diversified Equity Allocation VP	$492,002	$566,644	$492,188
Transamerica JPMorgan Enhanced Index VP	$3,097,735	$3,064,004	$2,323,875
Transamerica JPMorgan International Moderate Growth VP	$164,749	$212,013	$225,868
Transamerica JPMorgan Tactical Allocation VP	$2,704,511	$2,817,218	$3,172,479
Transamerica Madison Diversified Income VP	$276,968	$305,520	$335,633
Transamerica Market Participation Strategy VP	$714,362	$794,475	$806,370
Transamerica Morgan Stanley Capital Growth VP	$438,833	$342,504	$883,025
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Portfolio Name	Sub-Advisory Fees Paid (Net of Fees Reimbursed)
	2025	2024	2023
Transamerica Morgan Stanley Global Allocation VP	$2,422,744	$2,663,992	$2,765,745
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	$289,396	$320,558	$329,264
Transamerica MSCI EAFE Index VP	$44,577	$36,888	$29,475
Transamerica Multi-Managed Balanced VP	$1,213,964	$1,330,855	$1,336,001
Transamerica PineBridge Inflation Opportunities VP	$113,345	$124,430	$185,522
Transamerica ProFund UltraBear VP	$40,995	$66,720	$103,790
Transamerica S&P 500 Index VP	$124,648	$93,085	$58,348
Transamerica Small/Mid Cap Value VP	$1,580,688	$1,692,599	$1,658,479
Transamerica T. Rowe Price Small Cap VP	$2,230,448	$2,372,438	$2,315,094
Transamerica TSW International Equity VP	$545,611	$526,156	$500,334
Transamerica TSW Mid Cap Value Opportunities VP*	$579,116	$802,906	$1,429,969
Transamerica WMC US Growth VP	$8,340,204	$8,338,978	$6,067,718
*A portion of the portfolio’s sub-advisory fees may have been paid to the portfolio’s previous sub-adviser, as noted below.
Transamerica BlackRock iShares Tactical – Balanced VP
Transamerica BlackRock iShares Tactical – Conservative VP
Transamerica BlackRock iShares Tactical – Growth VP
On May 1, 2024, TAM hired BlackRock Investment Management, LLC as sub-adviser to the portfolios to furnish day-to-day investment advice and recommendations. Prior to May 1, 2024, Pacific Investment Management Company LLC served as sub-adviser to the portfolios and was paid $957,515 for the fiscal year ended December 31, 2024.
Transamerica International Focus VP
On October 25, 2024, TAM hired Sands Capital Management, LLC as sub-adviser to the portfolio to furnish day-to-day investment advice and recommendations. Prior to October 25, 2024, Epoch Investment Partners, Inc. served as sub-adviser to the portfolio and was paid $779,273 for the fiscal year ended December 31, 2024.
Transamerica TSW Mid Cap Value Opportunities VP
On May 1, 2024, TAM hired Thompson, Siegel &Walmsley LLC as sub-adviser to the portfolio to furnish day-to-day investment advice and recommendations. Prior to May 1, 2024, J.P. Morgan Investment Management, Inc. served as sub-adviser to the portfolio and was paid $390,511 for the fiscal year ended December 31, 2024.
Sub-Sub-Advisers
BlackRock International Limited, (“BlackRock International”) and BlackRock Singapore Limited (“BlackRock Singapore”) serve as sub-sub-adviser to Transamerica BlackRock Real Estate Securities. BlackRock International is located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. BlackRock Singapore is located at 20 Anson Road, #18-01, Singapore, 079912. BlackRock International and BlackRock Singapore are both wholly-owned subsidiaries of BlackRock, Inc. and each serve as sub-sub-advisers pursuant to a Sub-Sub-Advisory Agreement with BlackRock Investment Management.
Morgan Stanley Investment Management Limited (“MSIM Limited”) serves as sub-sub-adviser to Transamerica Morgan Stanley Global Allocation VP. MSIM Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, is a registered investment adviser. MSIM Limited is a wholly owned subsidiary of Morgan Stanley, a publicly owned financial services company. MSIM Limited serves as sub-sub-adviser pursuant to a Delegation Agreement with Morgan Stanley Investment Management Inc.
Portfolio Manager Information
Information regarding other accounts for which any portfolio manager is primarily responsible for the day-to-day investment advice and management or recommendations, a description of any material conflict of interest that may arise in connection with the portfolio manager’s management of the portfolio’s investments, the structure of, and method used to determine, the compensation of each portfolio manager and the dollar range of equity securities in the portfolio beneficially owned by each portfolio manager are provided in Appendix B of this SAI.
Transfer Agent
The Trust receives transfer agency services as part of the bundle of management services it receives from TAM under the management agreement, and the portfolios do not pay a separate transfer agent fee. TFS furnishes the Trust with transfer agency services under an intercompany agreement with TAM. Currently, no fees are paid by TAM to TFS under this intercompany agreement. TFS is directly owned by TLIC (44%) and AUSA (56%), both of which are indirect, wholly owned subsidiaries of Aegon Ltd.; and thus TFS is an affiliate of TAM.
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The Transfer Agent maintains an account for each shareholder of a portfolio and performs other transfer agency functions. TFS has outsourced the provision of certain transfer agency services to SS&C Global Investor & Distribution Solutions, Inc. (“SS&C GIDS”), located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169. The portfolios pay certain expenses to SS&C GIDS associated with transfer agency services.
Custodian
State Street, located at One Congress Street, Boston, MA 02114, serves as the Trust’s Custodian and Dividend Disbursing Agent.
State Street, among other things, maintains a custody account or accounts in the name of each portfolio, receives and delivers all assets for the portfolios upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the portfolios and makes disbursements on behalf of the portfolios. State Street neither determines the portfolios’ investment policies nor decides which securities the portfolios will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The portfolios may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street also acts as the portfolios’ securities lending agent and receives a share of the income generated by such activities.
Securities Lending Activities
The dollar amounts of income and fees and compensation paid to all service providers (including fees paid to State Street as securities lending agent and for cash collateral management) related to those portfolios that engaged in securities lending activities during the most recent fiscal year are provided in Appendix C of this SAI. The securities lending agent’s fees will be calculated on, and deducted from, the securities lending revenues of the applicable portfolios.
To the extent a portfolio engaged in securities lending activities, the services provided by State Street as securities lending agent would include: selection of securities to be loaned; locating borrowers and establishing a schedule of borrowers with whom the portfolios may engage in securities lending transactions; negotiation of loan terms; monitoring daily the value of the loaned securities and collateral; requiring additional collateral as necessary; investing cash collateral in accordance with the portfolios’ instructions; marking to market non-cash collateral; maintaining custody of non-cash collateral; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; transferring loaned securities; recalling loaned securities in accordance with the portfolios’ instructions; and arranging for return of loaned securities to the portfolio at loan termination.
Independent Registered Public Accounting Firm
Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116, serves as the Trust’s independent registered public accounting firm, and provides audit services and tax return review services.
Distributor and Distribution Plan
Distributor
Under the Underwriting Agreement, TCL (the “Distributor”), located at 1801 California Street, Suite 5200, Denver, CO 80202, is appointed as principal underwriter and distributor in connection with the offering and sale of shares of each portfolio. TCL is an affiliate of TAM. TCL offers the shares on an agency or “best efforts” basis under which a portfolio issues only the number of shares actually sold. Shares of each portfolio are continuously offered by TCL.
The Underwriting Agreement is renewable from year to year with respect to a portfolio if approved (a) by the Board or by a vote of a majority of the portfolio’s outstanding voting securities, and (b) by the affirmative vote of a majority of Trustees who are not parties to such agreement or interested persons of any party by votes cast in person at a meeting called for such purpose.
The Underwriting Agreement is terminable with respect to any portfolio without penalty by the Board or by vote of a majority of the outstanding voting securities of the portfolio, or by TCL, on not less than 60 days’ written notice to the other party (unless the notice period is waived by mutual consent). The Underwriting Agreement will automatically and immediately terminate in the event of its assignment.
Distribution Plan
The Trust has adopted a distribution plan (“12b-1 Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act.
The 12b-1 Distribution Plan permits each applicable class of a portfolio to pay fees to TCL and others as compensation for their services, not as reimbursement for specific expenses incurred. The fees paid under the 12b-1 Distribution Plan are not tied directly to expenses incurred by TCL (or others) so the amount of the fees paid by a class during any year may be more or less than actual expenses incurred by TCL (or others). This type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). Thus, even if the expenses incurred by TCL (or others) exceed the fees provided for by the 12b-1 Distribution Plan, the class would not be obligated to pay more than those fees and,
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if the expenses incurred by TCL (or others) are less than the fees paid to them, they will retain those fees and realize a profit. Under the 12b-1 Distribution Plan, a class may pay the fees to the Distributor and others until the 12b-1 Distribution Plan with respect to that class is terminated or not renewed.
The 12b-1 Distribution Plan will remain in effect for successive one year periods, so long as such continuance is approved annually by vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or in any agreements related to the 12b-1 Distribution Plan, cast in person at a meeting called for the purpose of voting on such continuance.
The 12b-1 Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustees of the portfolio that have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or any agreement relating thereto, cast in person at a meeting called for that purpose. Any amendment of the 12b-1 Distribution Plan that would materially increase the costs to a class requires approval by a majority of the outstanding voting securities of that class.
A 12b-1 Distribution Plan may be terminated as to a class of a portfolio at any time by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the 12b-1 Distribution Plan or in any agreements related to the 12b-1 Distribution Plan, or by vote of a majority of the outstanding voting securities of the applicable class.
Under the 12b-1 Distribution Plan for Initial Class shares, a portfolio may pay TCL and/or financial intermediaries annual distribution and service fees of up to 0.15% of the average daily net assets of the portfolio’s Initial Class shares. As of the date of this SAI, the Trust has not been charged and has not paid any distribution fees under the 12b-1 Distribution Plan with respect to Initial Class shares, and does not intend to do so for Initial Class shares before May 1, 2027. You will receive written notice prior to the payment of any fees under the 12b-1 Distribution Plan relating to Initial Class shares.
For Service Class shares, a portfolio may pay TCL and/or financial intermediaries annual distribution and service fees of up to 0.25% of the average daily net assets of a portfolio’s Service Class shares.
Because the applicable classes pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Financial intermediaries that receive distribution and/or service fees may in turn pay and/or reimburse all or a portion of these fees to their customers. The prospectus contains a description of distribution and service fees payable under the 12b-1 Distribution Plan with respect to the shares offered in that prospectus.
TCL may use the fees payable under the 12b-1 Distribution Plan as it deems appropriate to pay for activities or expenses primarily intended to result in the sale of Initial Class or Service Class shares, or in personal service to and/or maintenance of these shareholder accounts.
More specifically, these fees may be used by TCL or a financial intermediary for expenses related to a portfolio, including: costs of printing and distributing the portfolio prospectuses, statements of additional information and reports to prospective investors in the portfolio; advertising expenses and costs involved in preparing, printing and distributing sales literature pertaining to the portfolio and reports for persons other than existing shareholders; an allocation of overhead and other branch office distribution-related expenses of TCL or a financial intermediary; payments made to, and expenses of, a TCL or a financial intermediary and other persons who provide support or personal services to shareholders in connection with the distribution of the portfolio’s shares; and interest-related expenses, or the cost of capital associated with, the financing of any of the foregoing. In the case of funds or classes of shares that are closed to new investors or investments, TCL also may use the fees payable under the 12b-1 Distribution Plan to make payments to financial intermediaries for services to and for maintenance of existing shareholder accounts and/or as compensation for past sales and distribution efforts. Fees paid pursuant to the 12b-1 Distribution Plan are intended to benefit each applicable portfolio by contributing to the growth of the portfolio’s assets, which may reduce the portfolio’s expense ratio by spreading fixed costs over a larger asset base and allow the portfolio to achieve lower portfolio transaction costs and better prices by purchasing larger blocks of securities.
Distribution Fees Paid Under the 12b-1 Distribution Plan
The table below shows the total dollar amounts paid by Service Class shares of each portfolio, as applicable, to the Distributor for the last fiscal year.
Portfolio	2025
Transamerica 60/40 Allocation VP	$201,863
Transamerica Aegon Bond VP	$1,066,207
Transamerica Aegon Core Bond VP	$602,693
Transamerica Aegon High Yield Bond VP	$285,142
Transamerica Aegon Sustainable Equity Income VP	$405,574
Transamerica Aegon U.S. Government Securities VP	$385,616
Transamerica American Funds Managed Risk VP	$2,078,935
Transamerica BlackRock Government Money Market VP	$1,275,337
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	$475,222
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Portfolio	2025
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	$762,244
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	$2,114,951
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	$1,598,734
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	$740,839
Transamerica BlackRock iShares Edge 40 VP	$459,493
Transamerica BlackRock iShares Edge 50 VP	$1,026,632
Transamerica BlackRock iShares Edge 75 VP	$373,412
Transamerica BlackRock iShares Edge 100 VP	$189,985
Transamerica BlackRock iShares Tactical – Balanced VP	$781,639
Transamerica BlackRock iShares Tactical - Conservative VP	$369,664
Transamerica BlackRock iShares Tactical - Growth VP	$556,966
Transamerica BlackRock Real Estate Securities VP	$167,284
Transamerica BlackRock Tactical Allocation VP	$1,929,855
Transamerica Goldman Sachs 70/30 Allocation VP	$33,764
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	$8,949,560
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	$989,541
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	$4,307,447
Transamerica Great Lakes Advisors Large Cap Value VP	$184,260
Transamerica International Focus VP	$226,709
Transamerica Janus Balanced VP	$2,130,885
Transamerica Janus Mid-Cap Growth VP	$548,369
Transamerica JPMorgan Asset Allocation - Conservative VP	$1,446,891
Transamerica JPMorgan Asset Allocation - Moderate Growth VP	$5,856,937
Transamerica JPMorgan Asset Allocation - Moderate VP	$10,674,556
Transamerica JPMorgan Diversified Equity Allocation VP	$737,827
Transamerica JPMorgan Enhanced Index VP	$417,766
Transamerica JPMorgan International Moderate Growth VP	$852,748
Transamerica JPMorgan Tactical Allocation VP	$2,073,888
Transamerica Madison Diversified Income VP	$276,968
Transamerica Market Participation Strategy VP	$722,132
Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP	$482,327
Transamerica Morgan Stanley Global Allocation VP	$1,798,999
Transamerica MSCI EAFE Index VP	$248,203
Transamerica Multi-Managed Balanced VP	$2,593,162
Transamerica PineBridge Inflation Opportunities VP	$234,362
Transamerica ProFund UltraBear VP	$25,622
Transamerica S&P 500 Index VP	$2,384,591
Transamerica Small/Mid Cap Value VP	$573,013
Transamerica T. Rowe Price Small Cap VP	$974,515
Transamerica TSW International Equity VP	$184,443
Transamerica TSW Mid Cap Value Opportunities VP	$549,286
Transamerica WMC US Growth VP	$2,567,415
Purchase, Redemption and Pricing of Shares
Shares of the portfolios are currently sold only to the Separate Accounts to fund the benefits under the policies and the annuity contracts. The portfolios may, in the future, offer their shares to other insurance company separate accounts. The Separate Accounts invest in shares of a portfolio in accordance with the allocation instructions received from holders of the policies and the annuity contracts. Such allocation rights are further described in the prospectuses and disclosure documents for the policies and the annuity contracts. Shares of the portfolios are sold and redeemed at their respective net asset values as described in the prospectus.
Shareholder Accounts
Detailed information about general procedures for Shareholder Accounts and specific types of accounts is set forth in each portfolio’s prospectus.
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Net Asset Valuation (“NAV”) Determination
How Share Price Is Determined
The price at which shares are purchased or redeemed is the NAV that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption request by the portfolios’ distributor (or other agent).
When Share Price Is Determined
The NAV of each portfolio (or class thereof) is determined on each day the NYSE is open for business as of the scheduled close of regular trading (normally 4:00 p.m. Eastern time). If the NYSE closes at another time, each portfolio will calculate a NAV for each class of shares as of the scheduled closing time. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when a portfolio does not price its shares (therefore, the value of a portfolio’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolios). These securities will be valued pursuant to the portfolios’ Pricing and Valuation procedures for such securities.
Purchase orders received in good order and accepted, and redemption orders received in good order, as of the scheduled close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.
Purchase orders for shares of the Asset Allocation Funds that are received in good order and accepted, as of the scheduled close of regular trading on the NYSE, receive the NAV determined as of the close of the NYSE that day. Purchase orders for shares of the underlying constituent portfolios will be placed as determined by the portfolio’s sub-adviser (and such asset allocation portfolio will receive the price for shares of the underlying portfolios on the day the order is placed).
How NAV Is Calculated
The NAV of each portfolio (or class thereof) is calculated by taking the value of its net assets (which may include realized and unrealized capital gain and income) and dividing by the number of shares of the portfolio (or class) that are then outstanding.
The value of a portfolio’s securities and other assets for purposes of determining the portfolio’s NAV is determined pursuant to valuation procedures of the portfolios and TAM. TAM has been designated as the portfolios’ valuation designee with responsibility for fair valuation subject to oversight by the portfolios’ Board. TAM has formed a valuation committee to assist with its designated responsibilities as valuation designee (the “Valuation Committee”).
For portfolios other than Transamerica BlackRock Government Money Market VP: In general, securities and other investments are valued based on prices at the close of regular trading on the NYSE.
Equity securities, swaps, and options listed or traded on securities exchanges (except for the securities traded on NASDAQ/NMS), including ETFs, dollar-denominated foreign securities and ADRs, are normally valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price will generally be the NASDAQ Official Closing Price (“NOCP”).
The market price for debt obligations (except short-term obligations that will mature in 60 days or less) and for swaps that are not traded on a securities exchange is generally the price supplied by an independent third-party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies to identify the market value of the security or instrument.
Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.
Foreign securities are generally priced as described above for the particular type of security (i.e., equity securities or debt securities). The prices for foreign securities are converted from the local currency into U.S. dollars using current exchange rates.
Market quotations for securities prices may be obtained from automated pricing services.
Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company.
ETF shares are normally valued at the most recent sale price or official closing price on the exchange on which they are traded.
When an authorized pricing service does not provide a price or the price provided is believed by the Valuation Committee to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers. When such a price or quotation for a security is not readily available, or is believed by the Valuation Committee to be unreliable, then the Valuation Committee will fair value such portfolio investment, in good faith, in accordance with fair valuation procedures.
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The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.
Valuing securities in accordance with fair valuation procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The Valuation Committee makes fair value determinations in good faith in accordance with the valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV.
The prices that a portfolio uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility.
For Transamerica BlackRock Government Money Market VP: The portfolio generally values its securities using the amortized cost method. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.
Redemption of Shares
Shareholders may redeem their shares at any time at a price equal to the net asset value per share next determined following receipt of a valid redemption order by the transfer agent, in proper form. Proceeds from the redemption of shares will normally be sent to redeeming shareholders within two business days after receipt of a redemption request in good order, but in any event within seven days, regardless of the method the portfolio uses to make such payment (e.g., check, wire or electronic funds transfer (ACH)). However, redemption payments may be delayed up to ten calendar days if the shares being redeemed were recently purchased by check or electronic funds transfer. The value of shares on redemption may be more or less than the shareholder’s cost, depending upon the market value of the portfolio’s net assets at the time of redemption.
Shares will normally be redeemed for cash, although each portfolio retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of the remaining shareholders by the delivery of securities selected from its assets at its discretion. Transamerica Series Trust has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the portfolio will have the option of redeeming the excess in cash or in kind. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind by redeeming shareholders may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If a portfolio pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under “Net Asset Value Determination,” and such valuation will be made as of the same time the redemption price is determined. The portfolios may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available.
Redemption of shares may be suspended, or the date of payment may be postponed, whenever: (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (2) the SEC permits such suspension and so orders; or (3) an emergency exists as determined by the SEC so that disposal of securities and determination of net asset value is not reasonably practicable.
Brokerage
Subject to policies established by the Board and TAM, the sub-advisers are responsible for placement of the portfolios’ securities transactions. In placing orders, it is the policy of a portfolio to seek to obtain the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, TAM or the sub-adviser, as applicable, having in mind the portfolio’s best interests, considers all factors it deems relevant, including: the size of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions; trade confidentiality including anonymity; and research products and services provided, which
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include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist each sub-adviser in carrying out its responsibilities.
Decisions as to the selection of broker-dealers and the assignment of portfolio brokerage business for a portfolio and negotiation of its commission rates are made by TAM or the sub-adviser, as applicable, whose policy is to seek to obtain “best execution” (prompt and reliable execution at the most favorable security price) of all portfolio transactions. In doing so, a portfolio may pay higher commission rates than the lowest available when its sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below.
There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by a portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by a portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the U.S.
It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research and brokerage products and services (together, “services”) from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, the sub-advisers may receive services from many broker-dealers with which the sub-advisers place the portfolio’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The services obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a sub-adviser. The expenses of a sub-adviser will not necessarily be reduced as a result of the receipt of such supplemental information. A sub-adviser may use such services in servicing other accounts in addition to the respective portfolio. Conversely, services provided to a sub-adviser by broker-dealers in connection with trades executed on behalf of other clients of the sub-adviser may be useful to the sub-adviser in managing the portfolio, although not all of these services may be necessarily useful and of value to the sub-adviser in managing such other clients. The receipt of such services enables a sub-adviser to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.
In reliance on the “safe harbor” provided by Section 28(e) of the Exchange Act and the SEC’s interpretive guidance thereunder, a sub-adviser may cause a portfolio to pay a broker-dealer that provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the sub-adviser an amount of commission for effecting a securities transaction for the portfolio in excess of the commission that another broker-dealer would have charged for effecting that transaction if the sub-adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. If a sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser will allocate the costs of such service or product accordingly. The portion of the product or service that a sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the sub-adviser. Conversely, such supplemental information obtained by the placement of business for a sub-adviser will be considered by and may be useful to the sub-adviser in carrying out its obligations to a portfolio.
Under the Markets in Financial Instruments Directive II (“EU MiFID II”), investment firms in the European Union (“EU”) and under EU MiFID II as it forms part of the domestic law of the United Kingdom (“UK”) (“UK MiFID II”), investment firms in the UK or subject to such law, including certain sub-advisers to the portfolios, may only pay for research from brokers and dealers directly out of their own resources or by establishing “research payment accounts” for each client, rather than through client commissions. Such payments for research must be unbundled from payments for execution. EU MiFID II and UK MiFID II limit the use of soft dollars by sub-advisers located in the EU and UK, respectively, and in certain circumstances may result in sub-advisers reducing the use of soft dollars as to certain groups of clients or as to all clients.
A sub-adviser may place transactions for the purchase or sale of portfolio securities with affiliates of TAM or the sub-adviser. A sub-adviser may place transactions with a broker-dealer that is an affiliate of TAM or the sub-adviser where, in the judgment of the sub-adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of TAM or the sub-adviser may receive and retain compensation for effecting portfolio transactions for the portfolio on a securities exchange if the commissions paid to such an affiliated broker-dealer by the portfolio do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.”
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A sub-adviser to a portfolio, to the extent consistent with the best execution and with TAM’s usual commission rate policies and practices, may place security transactions with broker/dealers with which the Trust has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the portfolios. In no event will commissions paid by a portfolio be used to pay expenses that would otherwise be borne by any other portfolio in the Trust, or by any other party. These commissions are not used for promoting or selling fund shares or otherwise related to the distribution of fund shares.
Securities held by a portfolio may also be held by other separate accounts, mutual funds or other accounts for which TAM or a sub-adviser serves as an adviser, or held by TAM or a sub-adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by TAM or a sub-adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TAM or a sub-adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
On occasions when TAM or a sub-adviser deems the purchase or sale of a security to be in the best interests of a portfolio as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the portfolio with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by TAM or the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the portfolio and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a portfolio and/or could have a detrimental effect on the price or volume of a security so far as a portfolio is concerned.
The Board of the Trust reviews on a quarterly basis the brokerage placement practices of each sub-adviser on behalf of the portfolios, and reviews the prices and commissions, if any, paid by the portfolios to determine if they were reasonable.
Brokerage Commissions Paid
The following portfolios paid the aggregate brokerage commissions indicated for the last three fiscal years.
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Portfolio Name	Brokerage Commissions Paid						Affiliated Brokerage Commissions Paid
	2025($)	2025(%)*	2024($)	2024(%)*	2023($)	2023(%)*	2025($)	2025(%)**	2024($)	2024(%)**	2023($)	2023(%)**
Transamerica 60/40 Allocation VP	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Aegon Bond VP	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Aegon Core Bond VP	$-	0.00%	$172	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Aegon High Yield Bond VP	$19	0.00%	$-	0.00%	$250	0.01%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Aegon Sustainable Equity Income VP	$22,539	0.54%	$31,208	0.61%	$47,284	0.99%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Aegon U.S. Government Securities VP	$2,043	0.05%	$2,686	0.05%	$3,339	0.07%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica American Funds Managed Risk VP	$3,010	0.07%	$2,370	0.05%	$6,681	0.14%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock Government Money Market VP	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	$34,658	0.82%	$21,612	0.42%	$41,740	0.87%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	$70,043	1.67%	$32,642	0.64%	$23,572	0.49%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	$150,415	3.58%	$69,318	1.35%	$97,257	2.03%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	$99,785	2.37%	$40,223	0.79%	$63,917	1.33%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	$55,563	1.32%	$18,176	0.36%	$15,734	0.33%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Edge 40 VP	$6,563	0.16%	$6,610	0.13%	$4,811	0.10%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Edge 50 VP	$11,070	0.26%	$11,916	0.23%	$7,301	0.15%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Edge 75 VP	$5,086	0.12%	$4,462	0.09%	$3,788	0.08%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Edge 100 VP	$3,439	0.08%	$1,804	0.04%	$1,201	0.03%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Tactical – Balanced VP	$24,591	0.58%	$70,924	1.39%	$31,417	0.66%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Tactical – Conservative VP	$10,388	0.25%	$35,858	0.70%	$13,814	0.29%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock iShares Tactical – Growth VP	$22,125	0.53%	$49,780	0.97%	$25,546	0.53%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock Real Estate Securities VP	$234,057	5.57%	$116,662	2.28%	$165,697	3.46%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica BlackRock Tactical Allocation VP	$10,497	0.25%	$15,217	0.30%	$16,914	0.35%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Goldman Sachs 70/30 Allocation VP	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	$86,789	2.06%	$42,004	0.82%	$58,308	1.22%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	$8,955	0.21%	$4,170	0.08%	$27,028	0.56%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	$54,748	1.30%	$17,080	0.33%	$6,878	0.14%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Great Lakes Advisors Large Cap Value VP	$4,248	0.10%	$5,290	0.10%	$5,400	0.11%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica International Focus VP	$138,752	3.30%	$591,243	11.56%	$233,635	4.87%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Janus Balanced VP	$63,157	1.50%	$67,197	1.31%	$61,080	1.27%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Janus Mid-Cap Growth VP	$134,999	3.21%	$156,346	3.06%	$150,588	3.14%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica JPMorgan Asset Allocation – Conservative VP	$76,172	1.81%	$114,821	2.24%	$122,960	2.56%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	$366,562	8.72%	$522,902	10.22%	$475,566	9.92%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica JPMorgan Asset Allocation – Moderate VP	$527,652	12.55%	$715,272	13.98%	$700,814	14.62%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica JPMorgan Diversified Equity Allocation VP	$98,140	2.33%	$99,037	1.94%	$95,030	1.98%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica JPMorgan Enhanced Index VP	$266,999	6.35%	$349,848	6.84%	$259,637	5.41%	$-	0.00%	$-	0.00%	$-	0.00%
79

Portfolio Name	Brokerage Commissions Paid						Affiliated Brokerage Commissions Paid
	2025($)	2025(%)*	2024($)	2024(%)*	2023($)	2023(%)*	2025($)	2025(%)**	2024($)	2024(%)**	2023($)	2023(%)**
Transamerica JPMorgan International Moderate Growth VP	$49,244	1.17%	$66,154	1.29%	$60,257	1.26%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica JPMorgan Tactical Allocation VP	$133,151	3.17%	$211,212	4.13%	$217,340	4.53%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Madison Diversified Income VP	$7,128	0.17%	$10,279	0.20%	$16,510	0.34%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Market Participation Strategy VP	$9,182	0.22%	$9,258	0.18%	$9,738	0.20%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Morgan Stanley Capital Growth VP	$60,954	1.45%	$38,880	0.76%	$383,261	7.99%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	$1,287	0.03%	$1,172	0.02%	$4,535	0.09%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Morgan Stanley Global Allocation VP	$148,722	3.54%	$168,670	3.30%	$165,903	3.46%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica MSCI EAFE Index VP	$4,995	0.12%	$4,004	0.08%	$3,479	0.07%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Multi-Managed Balanced VP	$69,772	1.66%	$110,317	2.16%	$115,068	2.40%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica PineBridge Inflation Opportunities VP	$-	0.00%	$5	0.00%	$-	0.00%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica ProFund UltraBear VP	$2,094	0.05%	$3,240	0.06%	$6,369	0.13%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica S&P 500 Index VP	$8,079	0.19%	$8,880	0.17%	$11,173	0.23%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica Small/Mid Cap Value VP	$215,396	5.12%	$253,317	4.95%	$190,501	3.97%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica T. Rowe Price Small Cap VP	$199,680	4.75%	$162,091	3.17%	$160,979	3.36%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica TSW International Equity VP	$71,103	1.69%	$63,227	1.24%	$47,139	0.98%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica TSW Mid Cap Value Opportunities VP	$126,674	3.01%	$234,355	4.58%	$118,049	2.46%	$-	0.00%	$-	0.00%	$-	0.00%
Transamerica WMC US Growth VP	$505,126	12.01%	$554,088	10.83%	$517,621	10.79%	$-	0.00%	$-	0.00%	$-	0.00%
* Brokerage Commissions Paid by the portfolio as a percentage of overall Brokerage Commissions Paid by all portfolios in the Trust.
** Affiliated Brokerage Commissions Paid by the portfolio as a percentage of total Brokerage Commissions Paid by the portfolio.
80

Brokerage Commissions Paid for Research
The following table provides an estimate of brokerage commissions that were directed to brokers for brokerage and research services provided during the fiscal year ended December 31, 2025.
Portfolio Name	Paid as of December 31, 2025
Transamerica 60/40 Allocation VP	$-
Transamerica Aegon Bond VP	$-
Transamerica Aegon Core Bond VP	$-
Transamerica Aegon High Yield Bond VP	$-
Transamerica Aegon Sustainable Equity Income VP	$14,891
Transamerica Aegon U.S. Government Securities VP	$-
Transamerica American Funds Managed Risk VP	$-
Transamerica BlackRock Government Money Market VP	$-
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP	$9,784
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP	$13,910
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP	$35,820
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP	$23,837
Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP	$13,534
Transamerica BlackRock iShares Edge 40VP	$3,923
Transamerica BlackRock iShares Edge 50 VP	$6,770
Transamerica BlackRock iShares Edge 75 VP	$3,156
Transamerica BlackRock iShares Edge 100 VP	$2,329
Transamerica BlackRock iShares Tactical – Balanced VP	$4,587
Transamerica BlackRock iShares Tactical – Conservative VP	$1,151
Transamerica BlackRock iShares Tactical – Growth VP	$5,135
Transamerica BlackRock Real Estate Securities VP	$120,891
Transamerica BlackRock Tactical Allocation VP	$-
Transamerica Goldman Sachs 70/30 Allocation VP	$-
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP	$-
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP	$-
Transamerica Goldman Sachs Managed Risk – Growth ETF VP	$-
Transamerica Great Lakes Advisors Large Cap Value VP	$2,552
Transamerica International Focus VP	$106,161
Transamerica Janus Balanced VP	$57,287
Transamerica Janus Mid-Cap Growth VP	$117,260
Transamerica JPMorgan Asset Allocation — Conservative VP	$-
Transamerica JPMorgan Asset Allocation — Moderate Growth VP	$-
Transamerica JPMorgan Asset Allocation — Moderate VP	$-
Transamerica JPMorgan Diversified Equity Allocation VP	$-
Transamerica JPMorgan Enhanced Index VP	$14,540
Transamerica JPMorgan International Moderate Growth VP	$-
Transamerica JPMorgan Tactical Allocation VP	$8,638
Transamerica Madison Diversified Income VP	$4,026
Transamerica Market Participation Strategy VP	$-
Transamerica Morgan Stanley Capital Growth VP	$41,360
Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	$-
Transamerica Morgan Stanley Global Allocation VP	$66,635
Transamerica MSCI EAFE Index VP	$-
Transamerica Multi-Managed Balanced VP	$3,906
Transamerica PineBridge Inflation Opportunities VP	$-
Transamerica ProFund UltraBear VP	$-
Transamerica S&P 500 Index VP	$-
Transamerica Small/Mid Cap Value VP	$55,290
Transamerica T. Rowe Price Small Cap VP	$112,035
Transamerica TSW International Equity VP	$20,767
Transamerica TSW Mid Cap Value Opportunities VP	$33,045
Transamerica WMC US Growth VP	$318,387
The estimates above are based upon custody data provided to CAPIS and were calculated using the following methodology: Total Commissions minus transactions executed at discounted rates and/or directed to the portfolios’ commission recapture program equals total
81

research commissions. USD transactions executed at commission rates below $.02 per share, non-USD developed market transactions executed at 8 basis points and below, and non-USD emerging market transactions executed at 12 basis points and below are considered to be executed at discounted rates. For example, Commission paid on USD transactions at rates at or above $.02 per share and not directed for commission recapture are assumed to be paid to brokers that provide research and brokerage services within the scope of Section 28(e) of the Exchange Act. Commissions paid on fixed price offerings and transactions in futures and options are not included in this analysis.
82

Securities of Regular Broker Dealers
During the fiscal year ended December 31, 2025, the portfolios purchased securities issued by the following regular broker-dealers of the portfolios, which had the following values as of December 31, 2025.
Portfolio Name	Bank of America Corp.	Barclays Capital, Inc.	BNP Paribas Securities Corp.	Citigroup, Inc.	Goldman Sachs Group, Inc.	Jefferies Group LLC	J.P. Morgan Securities LLC	Morgan Stanley & Co., Inc.	RBC Capital Markets	Societe Generale	State Street Bank & Trust Co.	Toronto- Dominion Bank	UBS Securities LLC	Wells Fargo & Co.
Transamerica Aegon Bond VP	$18,812,369	$6,357,056	$5,226,726	$3,132,291	$7,060,741	$-	$15,167,786	$15,106,483	$-	$-	$1,623,508	$-	$11,291,531	$7,369,909
Transamerica Aegon Core Bond VP	$11,348,212	$1,453,987	$-	$1,068,944	$4,949,028	$-	$14,227,579	$10,123,722	$-	$9,925,744	$1,181,818	$4,959,101	$1,307,609	$6,295,874
Transamerica Aegon Sustainable Equity Income VP	$17,215,275	$-	$-	$-	$-	$-	$-	$17,616,124	$-	$-	$-	$-	$-	$-
Transamerica Aegon U.S. Government Securities VP	$664,113	$-	$-	$-	$-	$-	$1,009,411	$430,343	$-	$-	$-	$-	$-	$-
Transamerica Great Lakes Advisors Large Cap Value VP	$1,924,890	$-	$-	$-	$1,976,871	$-	$3,330,788	$-	$-	$-	$-	$-	$-	$3,138,976
Transamerica Janus Balanced VP	$3,935,927	$-	$-	$4,009,253	$8,655,800	$-	$11,883,763	$8,906,182	$-	$1,373,605	$-	$-	$-	$1,092,723
Transamerica JPMorgan Enhanced Index VP	$33,839,740	$-	$-	$10,259,501	$-	$-	$-	$-	$-	$-	$4,516,511	$-	$-	$31,901,894
Transamerica JPMorgan Tactical Allocation VP	$10,804,568	$-	$1,029,525	$6,449,456	$8,063,806	$-	$-	$5,184,373	$-	$890,557	$1,490,568	$314,768	$1,333,803	$7,392,444
Transamerica Madison Diversified Income VP	$1,893,855	$-	$-	$353,344	$458,089	$-	$2,697,803	$1,987,413	$182,410	$-	$117,919	$249,515	$200,701	$532,990
Transamerica Morgan Stanley Global Allocation VP	$3,835,875	$535,493	$2,241,745	$4,587,035	$3,413,239	$686,939	$10,555,627	$222,034	$1,427,074	$1,245,374	$184,226	$951,244	$863,372	$1,507,137
Transamerica MSCI EAFE Index VP	$-	$562,787	$598,578	$-	$-	$-	$-	$-	$-	$355,989	$-	$-	$922,106	$-
Transamerica Multi- Managed Balanced VP	$14,299,991	$443,838	$-	$3,525,441	$1,830,927	$-	$4,152,200	$3,918,297	$-	$-	$1,769,277	$5,455,011	$704,556	$11,438,386
Transamerica PineBridge Inflation Opportunities VP	$1,593,138	$203,963	$251,122	$270,150	$212,632	$-	$-	$634,482	$-	$-	$-	$-	$-	$187,849
83

Portfolio Name	Bank of America Corp.	Barclays Capital, Inc.	BNP Paribas Securities Corp.	Citigroup, Inc.	Goldman Sachs Group, Inc.	Jefferies Group LLC	J.P. Morgan Securities LLC	Morgan Stanley & Co., Inc.	RBC Capital Markets	Societe Generale	State Street Bank & Trust Co.	Toronto- Dominion Bank	UBS Securities LLC	Wells Fargo & Co.
Transamerica S&P 500 Index VP	$9,026,160	$-	$-	$5,106,471	$6,443,949	$-	$21,407,652	$6,319,229	$-	$-	$879,461	$-	$-	$7,149,465
Transamerica TSW International Equity VP	$-	$-	$-	$-	$-	$-	$-	$-	$-	$4,781,936	$-	$-	$-	$-
Transamerica WMC US Growth VP	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-	$36,465,898
84

Principal Shareholders and Control Persons
Principal Shareholders
To the knowledge of the Trust, as of April 1, 2026, the following persons owned beneficially or of record 5% or more of the outstanding shares of the class of the portfolios indicated.
Unless otherwise noted, the address of each investor is c/o TAM, 1801 California Street, Suite 5200, Denver, CO 80202.
Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica 60/40 Allocation VP	Service	84.33%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica 60/40 Allocation VP	Service	15.67%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Bond VP	Initial	54.39%
Transamerica Asset Allocation-Moderate Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Bond VP	Initial	21.61%
Transamerica Asset Allocation-Conservative VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Bond VP	Initial	10.61%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Bond VP	Initial	7.40%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Bond VP	Service	89.17%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Bond VP	Service	8.90%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Core Bond VP	Initial	43.31%
Transamerica Asset Allocation-Moderate Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Core Bond VP	Initial	23.16%
Blackrock Tactical Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Core Bond VP	Initial	18.74%
Transamerica Asset Allocation-Conservative VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Core Bond VP	Initial	8.26%
85

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Core Bond VP	Service	86.82%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Core Bond VP	Service	10.23%
Transamerica Asset Allocation-Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon High Yield Bond VP	Initial	50.50%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon High Yield Bond VP	Initial	32.67%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon High Yield Bond VP	Initial	9.53%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon High Yield Bond VP	Service	93.53%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon High Yield Bond VP	Service	5.60%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Sustainable Equity Income VP	Initial	56.60%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Sustainable Equity Income VP	Initial	20.11%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Sustainable Equity Income VP	Initial	14.65%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Sustainable Equity Income VP	Service	65.86%
TCM Division Transamerica Life Insurance Company Separate Acct A 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Sustainable Equity Income VP	Service	18.98%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Sustainable Equity Income VP	Service	7.37%
86

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon U.S. Government Securities VP	Initial	76.45%
AEGON Financial Partners - Florida Transamerica Life Insurance Company WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon U.S. Government Securities VP	Initial	10.06%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon U.S. Government Securities VP	Initial	8.03%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon U.S. Government Securities VP	Service	83.77%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon U.S. Government Securities VP	Service	11.99%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica American Funds Managed Risk VP	Service	92.19%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica American Funds Managed Risk VP	Service	7.81%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Government Money Market VP	Initial	47.65%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Government Money Market VP	Initial	19.42%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Government Money Market VP	Initial	13.24%
TCM Division Transamerica Life Insurance Company Separate Acct D 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Government Money Market VP	Initial	6.83%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Government Money Market VP	Service	89.09%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Government Money Market VP	Service	9.60%
87

Name & Address	Portfolio Name	Class	Percent
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP	Initial	98.92%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP	Service	91.09%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP	Service	5.82%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP	Initial	95.93%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP	Service	89.95%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP	Service	9.14%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP	Initial	89.83%
AEGON Financial Partners - Florida Transamerica Life Insurance Company Separate Account Vul-3 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP	Initial	7.60%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP	Service	91.99%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP	Service	7.41%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP	Service	92.56%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP	Service	7.19%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP	Service	90.17%
88

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP	Service	9.63%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 40 VP	Initial	72.94%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 40 VP	Initial	13.13%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 40 VP	Initial	7.57%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 40 VP	Service	91.75%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 40 VP	Service	7.75%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 50 VP	Service	91.54%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 50 VP	Service	8.46%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 75 VP	Service	89.44%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 75 VP	Service	10.56%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 100 VP	Service	92.89%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 100 VP	Service	7.11%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Balanced VP	Initial	95.25%
89

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Balanced VP	Service	92.35%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Balanced VP	Service	6.37%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Conservative VP	Initial	98.02%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Conservative VP	Service	90.66%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Conservative VP	Service	7.37%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Growth VP	Initial	97.39%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Growth VP	Service	87.80%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Growth VP	Service	10.78%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Real Estate Securities VP	Initial	23.20%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica BlackRock Real Estate Securities VP	Initial	18.36%
Transamerica Asset Allocation-Moderate Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica BlackRock Real Estate Securities VP	Initial	18.36%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Real Estate Securities VP	Initial	16.74%
Transamerica Asset Allocation-Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica BlackRock Real Estate Securities VP	Initial	8.93%
90

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Real Estate Securities VP	Initial	8.33%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Real Estate Securities VP	Service	90.47%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Real Estate Securities VP	Service	5.67%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Tactical Allocation VP	Initial	96.18%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Tactical Allocation VP	Service	91.72%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Tactical Allocation VP	Service	7.53%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs 70/30 Allocation VP	Service	76.11%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs 70/30 Allocation VP	Service	12.26%
Transamerica Asset Management Inc Seed Money Account Attn Corporate Accounting 6400 C St Sw Msc 2H-Cr Cedar Rapids IA 52499-0003	Transamerica Goldman Sachs 70/30 Allocation VP	Service	11.63%
AEGON Financial Partners - Florida Transamerica Life Insurance Company WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	Initial	67.04%
TCM Division Transamerica Life Insurance Company Separate Account VA Cc 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	Initial	22.07%
TCM Division Transamerica Financial Life Ins Co Tflic Separate Account Vny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	Initial	8.69%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	Service	92.69%
91

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	Service	7.03%
Transamerica Asset Management Inc Seed Money Account Attn Corporate Accounting 6400 C St Sw Msc 2H-Cr Cedar Rapids IA 52499-0003	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP	Initial	93.76%
AEGON Financial Partners - Florida Transamerica Life Insurance Company Separate Account Vul-3 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP	Initial	6.24%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP	Service	89.05%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP	Service	9.30%
AEGON Financial Partners - Florida Transamerica Life Insurance Company WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Growth ETF VP	Initial	83.09%
AEGON Financial Partners - Florida Transamerica Financial Life Ins Co Tflic Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Growth ETF VP	Initial	6.65%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Growth ETF VP	Service	88.00%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Growth ETF VP	Service	11.42%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Great Lakes Advisors Large Cap Value VP	Service	92.00%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Great Lakes Advisors Large Cap Value VP	Service	8.00%
TCM Division Transamerica Life Insurance Company Separate Acct D 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica International Focus VP	Initial	29.93%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica International Focus VP	Initial	28.28%
92

Name & Address	Portfolio Name	Class	Percent
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica International Focus VP	Initial	16.91%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica International Focus VP	Initial	12.38%
TCM Division Transamerica Life Insurance Company Separate Acct A 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica International Focus VP	Initial	7.14%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica International Focus VP	Service	89.64%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica International Focus VP	Service	7.43%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Balanced VP	Initial	98.01%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Balanced VP	Service	88.43%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Balanced VP	Service	9.44%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Initial	66.42%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Initial	13.72%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Initial	9.12%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Service	84.01%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Service	7.35%
93

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Life Insurance Company Separate Acct A 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	Service	6.26%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Conservative VP	Initial	64.79%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Conservative VP	Initial	14.31%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Conservative VP	Initial	13.61%
TCM Division Transamerica Life Insurance Company Retirement Builder Variable Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Conservative VP	Initial	5.83%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Conservative VP	Service	89.53%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Conservative VP	Service	5.53%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate Growth VP	Initial	42.05%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate Growth VP	Initial	39.25%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate Growth VP	Initial	10.79%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate Growth VP	Service	86.10%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate Growth VP	Service	5.32%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate VP	Initial	61.84%
94

Name & Address	Portfolio Name	Class	Percent
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate VP	Initial	18.20%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate VP	Initial	13.45%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate VP	Service	92.83%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate VP	Service	5.31%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Diversified Equity Allocation VP	Initial	54.09%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Diversified Equity Allocation VP	Initial	29.95%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Diversified Equity Allocation VP	Initial	8.51%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Diversified Equity Allocation VP	Service	77.75%
TCM Division Transamerica Life Ins Company Separate Account VA U 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Diversified Equity Allocation VP	Service	11.90%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Diversified Equity Allocation VP	Service	5.72%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica JPMorgan Enhanced Index VP	Initial	31.21%
Transamerica Asset Allocation-Moderate Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica JPMorgan Enhanced Index VP	Initial	29.23%
Transamerica Asset Allocation-Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica JPMorgan Enhanced Index VP	Initial	13.39%
95

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Enhanced Index VP	Initial	6.58%
TCM Division Transamerica Life Insurance Company Separate Acct A 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Enhanced Index VP	Initial	6.01%
Blackrock Tactical Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica JPMorgan Enhanced Index VP	Initial	5.69%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Enhanced Index VP	Service	84.19%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Enhanced Index VP	Service	12.68%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan International Moderate Growth VP	Initial	79.04%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan International Moderate Growth VP	Initial	11.29%
AEGON Financial Partners - Florida Transamerica Financial Life Ins Co Tflic Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan International Moderate Growth VP	Initial	8.10%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan International Moderate Growth VP	Service	89.10%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan International Moderate Growth VP	Service	7.35%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Tactical Allocation VP	Initial	60.62%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Tactical Allocation VP	Initial	29.95%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Tactical Allocation VP	Service	93.00%
96

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Tactical Allocation VP	Service	6.63%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Madison Diversified Income VP	Service	95.20%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Market Participation Strategy VP	Service	92.28%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Market Participation Strategy VP	Service	7.15%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Morgan Stanley Capital Growth VP	Initial	91.21%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	Service	94.58%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	Service	5.42%
Morgan Stanley Global Allocation Managed Risk - Balanced VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Morgan Stanley Global Allocation VP	Initial	96.48%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Morgan Stanley Global Allocation VP	Service	93.86%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Morgan Stanley Global Allocation VP	Service	6.11%
Transamerica 60/40 Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica MSCI EAFE Index VP	Initial	100.00%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica MSCI EAFE Index VP	Service	87.69%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica MSCI EAFE Index VP	Service	12.31%
97

Name & Address	Portfolio Name	Class	Percent
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Multi-Managed Balanced VP	Initial	43.29%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Multi-Managed Balanced VP	Initial	27.49%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Multi-Managed Balanced VP	Initial	27.05%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Multi-Managed Balanced VP	Service	87.46%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Multi-Managed Balanced VP	Service	8.41%
Transamerica Asset Management Inc Seed Money Account Attn Corporate Accounting 6400 C St Sw Msc 2H-Cr Cedar Rapids IA 52499-0003	Transamerica Pinebridge Inflation Opportunities VP	Initial	100.00%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Pinebridge Inflation Opportunities VP	Service	90.15%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Pinebridge Inflation Opportunities VP	Service	9.85%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica ProFund UltraBear VP	Service	96.22%
TCM Divison Transamerica Life Insurance Company Separate Account VA Dd 4333 Edgewood Rd NE Cedar Rapids IA 52499-0001	Transamerica S&P 500 Index VP	Initial	73.90%
Transamerica 60/40 Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica S&P 500 Index VP	Initial	11.00%
TCM Division Transamerica Financial Life Ins Co Tflic Separate Account B 4333 Edgewood Rd NE Cedar Rapids IA 52499-0001	Transamerica S&P 500 Index VP	Initial	6.06%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica S&P 500 Index VP	Initial	5.88%
98

Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica S&P 500 Index VP	Service	82.91%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica S&P 500 Index VP	Service	17.09%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Small/Mid Cap Value VP	Initial	47.13%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Small/Mid Cap Value VP	Initial	27.50%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Small/Mid Cap Value VP	Initial	19.33%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Small/Mid Cap Value VP	Service	77.64%
TCM Division Transamerica Life Insurance Company Separate Acct A 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Small/Mid Cap Value VP	Service	8.99%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Small/Mid Cap Value VP	Service	7.20%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica T. Rowe Price Small Cap VP	Initial	39.84%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica T. Rowe Price Small Cap VP	Initial	24.98%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica T. Rowe Price Small Cap VP	Initial	11.18%
TCM Division Transamerica Life Insurance Company Em Private Placement 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica T. Rowe Price Small Cap VP	Initial	9.77%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica T. Rowe Price Small Cap VP	Service	89.01%
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Name & Address	Portfolio Name	Class	Percent
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica T. Rowe Price Small Cap VP	Service	9.16%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW International Equity VP	Initial	52.91%
Blackrock Tactical Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica TSW International Equity VP	Initial	45.50%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW International Equity VP	Service	78.78%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW International Equity VP	Service	15.06%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW Mid Cap Value Opportunities VP	Initial	45.13%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW Mid Cap Value Opportunities VP	Initial	38.93%
TCM Division Transamerica Life Insurance Company Retirement Builder Variable Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW Mid Cap Value Opportunities VP	Initial	7.70%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW Mid Cap Value Opportunities VP	Service	93.43%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW Mid Cap Value Opportunities VP	Service	5.76%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica WMC US Growth VP	Initial	42.40%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica WMC US Growth VP	Initial	14.78%
TCM Division Transamerica Life Insurance Company WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica WMC US Growth VP	Initial	11.48%
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Name & Address	Portfolio Name	Class	Percent
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica WMC US Growth VP	Initial	10.33%
Transamerica Asset Allocation-Moderate Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica WMC US Growth VP	Initial	9.06%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica WMC US Growth VP	Service	83.94%
TCM Division Transamerica Financial Life Ins Co Separate Account VA Bny 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica WMC US Growth VP	Service	8.61%
Control Persons
Any shareholder who holds beneficially 25% or more of a portfolio may be deemed to control the portfolio until such time as it holds beneficially less than 25% of the outstanding common shares of the portfolio. Any shareholder controlling a portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote, and may be able to take action regarding the portfolio without the consent or approval of the other shareholders.
To the knowledge of the Trust, as of April 1, 2026, the following persons held beneficially 25% or more of the outstanding shares of the portfolio indicated.
Unless otherwise noted, the address of each investor is c/o TAM, 1801 California Street, Suite 5200, Denver, CO 80202.
Name & Address	Portfolio Name	Percentage of Portfolio Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica 60/40 Allocation VP	84.33%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Bond VP	42.40%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon Core Bond VP	36.58%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon High Yield Bond VP	44.01%
Transamerica Asset Allocation-Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica Aegon High Yield Bond VP	26.73%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon Sustainable Equity Income VP	37.80%
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Name & Address	Portfolio Name	Percentage of Portfolio Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Aegon U.S. Government Securities VP	59.87%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica American Funds Managed Risk VP	92.19%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Government Money Market VP	60.99%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP	88.94%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP	82.48%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP	91.67%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP	92.56%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP	90.17%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 100 VP	92.89%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 40 VP	82.52%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 50 VP	91.54%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Edge 75 VP	89.44%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Balanced VP	90.51%
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Name & Address	Portfolio Name	Percentage of Portfolio Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Conservative VP	85.03%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock iShares Tactical - Growth VP	82.63%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Real Estate Securities VP	29.84%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica BlackRock Tactical Allocation VP	88.33%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs 70/30 Allocation VP	76.11%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP	92.55%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP	89.05%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Goldman Sachs Managed Risk - Growth ETF VP	87.72%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Great Lakes Advisors Large Cap Value VP	92.00%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica International Focus VP	28.07%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Balanced VP	86.49%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Janus Mid-Cap Growth VP	50.40%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Conservative VP	69.50%
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Name & Address	Portfolio Name	Percentage of Portfolio Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate Growth VP	62.41%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation - Moderate VP	84.63%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Diversified Equity Allocation VP	39.59%
Transamerica Asset Allocation-Moderate VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica JPMorgan Enhanced Index VP	29.22%
Transamerica Asset Allocation-Moderate Growth VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica JPMorgan Enhanced Index VP	27.37%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan International Moderate Growth VP	84.75%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Tactical Allocation VP	86.35%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Madison Diversified Income VP	95.20%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Market Participation Strategy VP	92.28%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Morgan Stanley Capital Growth VP	91.21%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP	94.58%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Morgan Stanley Global Allocation VP	74.39%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica MSCI EAFE Index VP	79.65%
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Name & Address	Portfolio Name	Percentage of Portfolio Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Multi-Managed Balanced VP	64.35%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Pinebridge Inflation Opportunities VP	90.14%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica ProFund UltraBear VP	96.22%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica S&P 500 Index VP	63.76%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Small/Mid Cap Value VP	33.79%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Small/Mid Cap Value VP	26.62%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica T. Rowe Price Small Cap VP	54.06%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW International Equity VP	33.83%
Blackrock Tactical Allocation VP Investment Account Attn Fund Operations Mailstop 20B 1801 California St Ste 5200 Denver CO 80202-2642	Transamerica TSW International Equity VP	29.09%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW International Equity VP	28.41%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica TSW Mid Cap Value Opportunities VP	86.95%
AEGON Financial Partners - Florida Transamerica Life Insurance Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica WMC US Growth VP	35.00%
Transamerica Life Insurance Company is organized in Iowa and is wholly owned by Commonwealth General Corporation, which is wholly owned by Transamerica Corporation (DE), which is owned by Aegon International B.V., which is owned by Aegon Ltd, a Bermuda exempted company with liability limited by shares (formerly, Aegon N.V., a Netherlands corporation), and a publicly traded international insurance group.
The asset allocation portfolios are series of the Trust.
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Management Ownership
To the knowledge of the Trust, as of April 1, 2026, the Trustees and officers as a group owned less than 1% of any class of each portfolio’s outstanding shares.
Further Information About the Trust and the Portfolios
Because Trust shares are sold to Separate Accounts established to receive and invest premiums received under Policies and purchase payments received under the Contracts, it is conceivable that, in the future, it may become disadvantageous for variable life insurance Separate Accounts of the Life Companies to invest in the Trust simultaneously. Neither the Life Companies nor the Trust currently foresees any such disadvantages or conflicts. Any Life Company may notify the Trust’s Board of a potential or existing conflict. The Trust’s Board will then determine if a material conflict exists and what action, if any, is needed.
Such action could include the sale of Trust shares by one or more of the Separate Accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by the Policyowners. The Trust’s Board might conclude that separate portfolios should be established under the Separate Accounts. If this happens, the affected Life Companies will bear the attendant expenses of establishing separate portfolios. As a result, Policyowners would no longer have the economies of scale typically resulting from a larger combined portfolio.
The Trust offers shares of each portfolio. All shares of a portfolio have equal voting rights, but only shares of a particular portfolio are entitled to vote on matters concerning only that portfolio. Each of the issued and outstanding shares of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the portfolio remaining after satisfaction of outstanding liabilities. The shares of a portfolio, when issued, will be fully paid and nonassessable, have no preferences, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.
The Trust is organized as a Delaware statutory trust. Delaware law provides a statutory framework for the powers, duties, rights and obligations of the Trustees and shareholders of the Trust, while the more specific powers, duties, rights and obligations of the Trustees and the shareholders are determined by the Trustees as set forth in the Trust’s Amended and Restated Declaration of Trust (“Declaration”) dated as of December 10, 2015, and the Trust’s Bylaws, as may be amended from time to time. Every shareholder, by virtue of purchasing shares and becoming a shareholder, agrees to be bound by the terms of the Declaration. Some of the more significant provisions of the Declaration are described below.
Shareholder Voting. The Declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Delaware law, actions by the Trustees without seeking the consent of shareholders. A portfolio is not required to hold an annual meeting of shareholders, but a portfolio will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration. The Declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the net asset value, in U.S. dollars, of those shares determined at the close of business on the record date. All shareholders of record of all series and classes of the Trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the Trustees have determined that a matter affects only the interests of one or more series or classes of shares. There is no cumulative voting on any matter submitted to a vote of the shareholders.
Election and Removal of Trustees. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board may be filled by a vote or consent of the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that a mandatory retirement age may be set by action of two-thirds of the Trustees and that Trustees may be removed by a vote of shareholders holding two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.
Amendments to the Declaration. The Trustees are authorized to amend the Declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the Declaration to persons who are or have been shareholders, Trustees, officers or employees of the Trust, that limits the rights to indemnification, advancement of expenses or insurance provided in the Declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the Declaration prior to the amendment.
Issuance and Redemption of Shares. A portfolio may issue an unlimited number of shares for such consideration and on such terms as the Trustees may determine. All shares offered pursuant to the prospectus of a portfolio, when issued, will be fully paid and non-assessable. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the Trustees may determine. A portfolio may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the Trustees, including, for
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example, if the shareholder fails to provide a portfolio with identification required by law, or if the portfolio is unable to verify the information received from the shareholder or the shareholder fails to provide the required information. In addition, as discussed below, shares may be redeemed in connection with the closing of small accounts.
Disclosure of Shareholder Holdings. The Declaration specifically requires shareholders, upon demand, to disclose in writing to a portfolio information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a portfolio may disclose such ownership if required by law or regulation, or as the Trustees otherwise decide.
Small Accounts. The Declaration provides that a portfolio may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the Trustees from time to time. Alternately, the Declaration permits a portfolio to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.
Shareholder, Trustee and Officer Liability. The Declaration provides that shareholders are not personally liable for the obligations of a portfolio and requires the portfolio to indemnify a shareholder against any loss or expense arising from any such liability. A portfolio will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder.
The Declaration provides that a Trustee acting in his or her capacity as a Trustee is not personally liable to any person, other than the Trust or any series, in connection with the affairs of the Trust. The Declaration also provides that no Trustee, officer or employee of the Trust owes any duty to any person (including without limitation any shareholder), other than the Trust or any series. Each Trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the Trust. All actions and omissions of Trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.
The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a Trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.
The Declaration provides that any Trustee who serves as chair of the Board, a member or chair of a committee of the Board, lead independent Trustee, audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.
Derivative and Direct Actions. The Declaration provides a detailed process for the bringing of derivative or direct actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a portfolio or its shareholders as a result of spurious shareholder claims, demands and derivative actions.
Prior to bringing a derivative action, the Declaration requires that a demand by no fewer than three unrelated shareholders must be made on the Trustees. The Declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the Declaration. The Declaration also requires that, in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected portfolios. The Trustees have a period of 90 days, which may be extended by up to an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand (or a committee comprised of some or all of such Trustees), with the assistance of counsel who may be retained by such Trustees on behalf and at the expense of the Trust, determine that a suit should be maintained, then the Trust will commence the suit and the suit generally will proceed directly and not derivatively. If a majority of the independent Trustees determines that maintaining the suit would not be in the best interests of the portfolios, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not consistent with the standard of performance required of the Trustees in performing their duties. If a demand is rejected, each complaining shareholder will be responsible, jointly and severally with any and all other complaining shareholders, for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the consideration of the demand, if, in the judgment of the independent Trustees, the demand was made without reasonable cause or for an improper purpose.
The Declaration provides that no Shareholder may bring a direct action claiming injury as a shareholder of the Trust, or any series or class thereof, where the matters alleged (if true) would give rise to a claim by the Trust or by the Trust on behalf of a series or class, unless the shareholder has suffered an injury distinct from that suffered by the shareholders of the Trust, or the series or class, generally. Under the Declaration, a shareholder bringing a direct claim must be a shareholder of the series or class with respect to which the direct action is brought at the time of the injury complained of, or have acquired the shares afterwards by operation of law from a person who was a shareholder at that time.
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If a derivative or direct action is brought in violation of the Declaration, each shareholder who commences or maintains such action will be required. jointly and severally, to reimburse the Trust for the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the action if the action is dismissed on the basis of the failure to comply with the Declaration. In addition, if a court determines that any derivative action has been brought without reasonable cause or for an improper purpose, the costs and expenses (including attorneys’ fees) incurred by the Trust in connection with the action will be borne, jointly and severally, by each shareholder who commenced the action.
The Declaration further provides that a portfolio shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder bringing a derivative or direct claim only if required by law, and any attorneys’ fees that the portfolio is obligated to pay shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Trust or a portfolio be brought only in the U.S. District Court for the Southern District of New York, or if not permitted to be brought in federal court, then in the New York Supreme Court sitting in New York County with assignment to the Commercial Division to the extent such assignment is permitted under the applicable court rules, and that the right to jury trial be waived to the fullest extent permitted by law.
Series and Classes. The Declaration provides that the Trustees may establish series and classes in addition to those currently established and that the Trustees may determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The Trustees may change any of those features, terminate any series or class, combine series with other series in the Trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class. Each share of a portfolio, as a series of the Trust, represents an interest in the portfolio only and not in the assets of any other series of the Trust. The shares of beneficial interest of the Trust are divided into two classes: Initial Class and Service Class. Not all portfolios offer both classes of shares.
Only the Separate Accounts of the Life Companies and the Asset Allocation Portfolios may hold shares of the Trust and are entitled to exercise the rights as described above. To the extent required by law, the Life Companies will vote the Trust’s shares held in the Separate Accounts, including Trust shares which are not attributable to Policyowners, at meetings of the Trust, in accordance with instructions received from persons having voting interests in the corresponding sub-accounts of the Separate Accounts. The Life Companies will vote portfolio shares held in the Separate Accounts for which no timely instructions are received from the Policyowners, as well as shares they own, in the same proportion as those shares for which such Life Company receives voting instructions, thus a small number of Policyowners could determine the outcome of a vote. A portfolio is not required to hold an annual meeting of shareholders, but a portfolio will call special meetings of shareholders whenever required by the 1940 Act, or by the terms of the Declaration. If the 1940 Act or any regulation thereunder should be amended, or if present interpretation thereof should change, and as a result it is determined that the Life Companies are permitted to vote the Trust’s shares in their own right, they may elect to do so. The rights of Policyowners are described in more detail in the prospectuses or disclosure documents for the policies and the annuity contracts, respectively.
Taxes
Shares of the portfolios are offered only to the Separate Accounts, which fund the Policies and Contracts, and to the Asset Allocation Portfolios and to other portfolios. See the respective prospectuses for the Policies and Contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the Policies, the Contracts and the holders thereof.
Each portfolio has either qualified, and expects to continue to qualify, or will qualify in its initial year, and expects thereafter to continue to qualify, for treatment as a regulated investment company (a “RIC”) under the Code. In order to qualify for that treatment, a portfolio must distribute to its stockholders for each taxable year at least the sum of 90% of its investment company taxable income, computed without regard to the dividends-paid deduction, and 90% of its net exempt-interest income, if any. Each portfolio must also meet several other requirements. These requirements include the following: (1) the portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (the “Income Requirement”); (2) at the close of each quarter of the portfolio’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities (limited in respect of any one issuer of such other securities to an amount not greater than 5% of the value of the portfolio’s total assets and to not more than 10% of the outstanding voting securities of the issuer); and (3) at the close of each quarter of the portfolio’s taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, in those of two or more issuers that the portfolio controls and that are engaged in the same or similar trade or business, or in those of one or more qualified publicly traded partnerships. If each portfolio qualifies as a RIC and timely distributes to its shareholders substantially all of its net income and net capital gain, then each portfolio should have little or no income taxable to it under the Code.
As noted in the prospectus, certain Separate Accounts are required to meet diversification requirements under Section 817(h) of the Code and the regulations thereunder in order for the Policies and Contracts funded by those Separate Accounts to qualify for their expected tax treatment. Such requirements place certain limitations on the proportion of a Separate Account’s assets that may be represented by any four or
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fewer investments. Specifically, such a Separate Account must in general diversify its holdings so that on the last day of each calendar quarter (or within 30 days after such last day) no more than 55% of its assets are represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h) of the Code, all securities of the same issuer are treated as a single investment, all interests in the same real property project are treated as a single investment, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of any particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.
If a portfolio qualifies as a RIC and its shares are held only by certain tax-exempt trusts and separate accounts and certain other permitted investors (including the Asset Allocation Portfolios and certain other portfolios if they are themselves only owned by those permitted investors), the Section 817(h) diversification requirements will be applied by looking through to the assets of the portfolio, rather than treating the interest in the portfolio as a separate investment of each Separate Account investing in the portfolio. Each portfolio intends to comply with the Section 817(h) diversification requirements so that, assuming such look-through treatment is available, any Separate Account invested wholly in that portfolio would satisfy those diversification requirements.
If a portfolio fails to qualify for treatment as a RIC, the portfolio will be subject to federal corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of such portfolio’s available earnings and profits. In addition, if a portfolio fails to qualify as a RIC, fails to comply with the diversification requirements of Section 817(h) of the Code and the regulations thereunder, or fails to limit the holding of portfolio shares to the permitted investors described above, then Policies and Contracts funded by that portfolio (or by any Asset Allocation Portfolio or other portfolio invested in that portfolio) might not qualify as life insurance policies or annuity contracts under the Code, and Policyowners could be currently taxed on all investment earnings under their Policies and Contracts that have accrued during or prior to the year in which the failure occurs. In such a case, current taxation could also be required in all future taxable periods. For additional information concerning the consequences of failure to meet the requirements of Section 817(h), see the prospectuses for the Policies or the Contracts. Under certain circumstances, a portfolio may be able to cure a failure to meet the requirements for qualification as a RIC, but in order to do so, the portfolio may incur significant portfolio-level taxes and may be forced to dispose of certain assets.
For a Policy or a Contract to qualify for tax-favored treatment, assets in the Separate Accounts supporting the Policy or Contract must be considered to be owned by the insurance company and not by the Policyowner. Under U.S. tax law, if a Policyowner has excessive control over the investments made by a Separate Account, the owner will be taxed currently on income and gains from the account or portfolio.
Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the policy or contract or the relationship between the policy or contract and a separate account or underlying portfolio. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable policy or contract, whether the policy or contract offers access to portfolios that are available to the general public, the number of transfers that a policy or contract owner may make from one investment option to another, and the degree to which a policy or contract owner may select or control particular investments.
With respect to this first aspect of investor control, the relationship between the portfolios and the Policies and Contracts is designed to satisfy the current expressed view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the portfolios reserve the right to make such changes as are deemed necessary or appropriate to reduce the risk that a Policy or Contract might be subject to current taxation because of investor control.
The second way that impermissible investor control might exist concerns actions of Policyowners. Under the IRS pronouncements, a Policyowner may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. A Policyowner thus may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio managers in their sole and absolute discretion, and not by a Policyowner.
Furthermore, under the IRS pronouncements, a Policyowner may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the portfolios.
The IRS may issue additional guidance on the investor control doctrine, which might further restrict Policyowners’ actions or features of Policies or Contracts. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax Policyowners currently on income and gains from the portfolios such that Policyowners would not derive the tax benefits normally associated with variable life insurance or variable annuities. Such an event may have an adverse impact on the Policies and Contracts.
Under the Code, RICs are generally subject to a nondeductible 4% federal excise tax on a portion of their undistributed ordinary income and capital gain net income if they fail to meet certain distribution requirements. However, the Code includes an exception for certain RICs held
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only by segregated asset accounts of life insurance companies in connection with variable contracts and by certain other holders, including other RICs that would themselves qualify for the exception. The portfolios intend to qualify for this exception and accordingly do not expect to be subject to the excise tax. To the extent they do not qualify for the exception, the portfolios intend to make any required distributions in a timely manner.
The following paragraphs are intended to disclose risks of certain investments that the portfolios may make either directly themselves or indirectly through investments of underlying portfolios. Thus, references in the following paragraphs to one or more “portfolios” should be read to include, as applicable, references to one or more “underlying portfolios”.
If a portfolio invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the portfolio elects to include market discount in income currently), the portfolio will accrue income on such investments for each taxable year, prior to the receipt of corresponding cash payments. However, the portfolio must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), generally including such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income tax and, if applicable, excise tax. Therefore, the portfolio may have to dispose of portfolio securities, potentially under disadvantageous circumstances, to generate cash, or may have to borrow the cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to the portfolio.
Under Section 163(j) of the Code, a taxpayer’s business interest expense is generally deductible to the extent of its business interest income plus certain other amounts. If a portfolio earns business interest income, it may report a portion of its dividends as “Section 163(j) interest dividends,” which its shareholders may be able to treat as business interest income for purposes of Section 163(j) of the Code. A portfolio’s “Section 163(j) interest dividend” for a tax year will be limited to the excess of its business interest income over the sum of its business interest expense and other deductions properly allocable to its business interest income. In general, a portfolio’s shareholders may treat a distribution reported as a Section 163(j) interest dividend as interest income only to the extent the distribution exceeds the sum of the portions of the distribution reported as other types of tax-favored income (which would generally include exempt-interest income). To be eligible to treat a Section 163(j) interest dividend as interest income, a shareholder may need to meet certain holding period requirements in respect of its shares and must not have hedged its position in the shares in certain ways.
The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the portfolios. Income from the disposition of foreign currencies, and income from transactions in options, futures, and forward contracts derived by a portfolio with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income for purposes of the Income Requirement.
Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. The investment yield of any portfolio that invests in foreign securities or currencies would be reduced by any such foreign taxes. Policyowners investing in such portfolios indirectly bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes.
If more than 50% of a portfolio’s total assets at the close of any taxable year consist of stock or securities of foreign corporations, that portfolio may elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the portfolio for that taxable year. If at least 50% of a portfolio’s total assets at the close of each quarter of a taxable year consist of interests in other regulated investment companies, the portfolio may make the same election and pass through to its shareholders their pro rata shares of qualified foreign taxes paid by those other regulated investment companies and passed through to the portfolio for that taxable year. If a portfolio so elects, shareholders would be required to include the passed-through taxes in their gross incomes (in addition to the dividends and distributions they actually receive), would treat such taxes as foreign taxes paid by them, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.
If a portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties, or capital gain) or that hold at least 50% of their average total assets over the taxable year in investments that produce (or that are held for the production of) such passive income (“passive foreign investment companies”), that portfolio could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies and gain from the sale of stock in such companies, even if all income or gain actually received by the portfolio is timely distributed to its shareholders. The portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, Policyowners of Policies and Contracts investing in such portfolios ultimately would bear the cost of these taxes and interest charges. Certain elections, including a qualified electing fund election, may ameliorate these adverse tax consequences. Any such election, however, may require the applicable portfolio to recognize taxable income or gain without the concurrent receipt of cash, and the portfolio must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify for treatment as a RIC under the Code and avoid U.S. federal income and excise taxes. Any portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize or reduce its tax liability.
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If a sufficient portion of the interests in a foreign issuer are held by a portfolio, independently or together with certain other U.S. persons, that issuer may be treated as a “controlled foreign corporation” (a “CFC”) with respect to the portfolio, in which case the portfolio will be required to take into account each year, as ordinary income, its share of certain portions of that issuer’s income, whether or not such amounts are distributed. A portfolio may have to dispose of its portfolio securities (potentially resulting in the recognition of taxable gain or loss, and potentially under disadvantageous circumstances) to generate cash, or may have to borrow the cash, to meet its distribution requirements and avoid portfolio-level taxes. A portfolio may limit and/or manage its holdings in issuers that could be treated as CFCs in order to limit its tax liability or maximize its after-tax return from these investments.
Certain portfolios may invest in ETFs and ETNs. Depending on an ETF’s structure and its underlying investments, an ETF may produce income that is not permissible income for purposes of the Income Requirement. Any portfolio that invests in ETFs will limit and/or manage its holdings of ETFs with a view to complying with the requirements for qualification as a RIC. For tax purposes, ETNs are generally treated as debt obligations of the issuer, which generally produce permissible income for purposes of the Income Requirement.
Each portfolio (other than the Transamerica BlackRock Government Money Market VP) will report to the IRS the amount of sale proceeds that a shareholder receives from a sale or exchange of portfolio shares. For sales or exchanges of shares acquired on or after January 1, 2012, each portfolio (other than the Transamerica BlackRock Government Money Market VP) will also report the shareholder’s basis in those shares and the character of any gain or loss that the shareholder realizes on the sale or exchange (i.e., short-term or long-term). If a shareholder has a different basis for different shares of a portfolio in the same account (e.g., if a shareholder purchased portfolio shares in the same account when the shares were at different prices), the portfolio or the shareholder’s service agent (banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the portfolios’ distributor to sell shares of the applicable portfolio), as applicable, will calculate the basis of the shares sold using its default method unless the shareholder has properly elected to use a different method. The portfolio’s default method for calculating basis will be the average cost method. A shareholder may elect, on an account-by-account basis, to use a method other than average cost by following procedures established by the portfolio or the shareholder’s service agent, as applicable. For purposes of calculating and reporting basis, shares acquired prior to January 1, 2012 and shares acquired on or after January 1, 2012 will generally be treated as held in separate accounts. If a shareholder elects to use a different method of basis calculation, the application of that method will depend on whether shares in an account have already been sold or exchanged. For information regarding available methods for calculating cost basis and procedures for electing a method other than the average cost method, shareholders who hold their shares directly with a portfolio may call the portfolio at 1-800-851-9777 Monday through Friday during the hours of operation as posted on the portfolios’ web site at www.transamerica.com/contact-us. Shareholders who hold shares through a service agent should contact the service agent for information concerning the service agent’s default method for calculating basis and procedures for electing to use an alternative method. Shareholders should consult their tax advisers concerning the tax consequences of applying the average cost method or electing another method of basis calculation.
The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the portfolios and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the portfolios’ activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the Policies and Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Policies, the Contracts and the Policyowners.
Financial Statements
The audited financial statements and financial highlights for the portfolios as of December 31, 2025 have been filed with the SEC as part of the portfolios’ Form N-CSR filing on March 4, 2026 (SEC Accession #0001193125-26-090911 and #0001193125-26-090894), and are hereby incorporated by reference into this SAI.
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Appendix A – Proxy Voting Policies
Aegon Asset Management UK plc
ACTIVE OWNERSHIP Policy
MAY 2025
Introduction
Responsible Investment (“RI”) is an integral part of Aegon Asset Management UK’s (“AEGON AM UK”) investment approach. We believe good stewardship is an essential part of our responsibility as a provider of capital to investee companies on behalf our clients.
This Active Ownership Policy is aimed at all times to enhance long-term value creation by our investee companies and consequently improving the long-term risk-adjusted returns of our clients’ portfolios. We actively seek to work with relevant stakeholders and the companies in which we invest to address complex Environmental, Social and Governance (“ESG”) challenges that are in line with the interests of our clients.
This Policy describes how we implement engagement on behalf of our clients generally but may be varied by asset class or by instruction from the asset owners. It is part of a framework of relevant policies including our Conflicts Of Interest Policy which together guide and explain the implementation of our engagement with investee companies.
Our active ownership consists of four key pillars: screening and monitoring, engagement, voting, and shareholder litigation.
Scope and purpose
This policy is written, and intended to be applied in compliance with the requirements of the EU and UK Shareholder Rights Directives stipulating the adoption of an active ownership policy, as well as the US Investment Advisers Act of 1940 and the US Employee Retirement Income Security Act of 1974, each as may be applicable.
The scope of our stewardship activities extends to investments in all corporate entities, including equities and fixed income instruments, both listed and non-listed. Stewardship actions and outcomes under this Policy are in line with our commitments under the UK Stewardship Code.
For UK Investors, references to Portfolio and Mandate include Funds and Segregated Mandates.
Definitions
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‘Screening’ means the evaluation of holdings against certain ESG parameters and the flagging of securities performing poorly against these parameters.
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‘Engagement’ means entering into a dialogue with an entity in which Aegon AM UK holds a stake, whether equity or debt, with the aim of improving outcomes based on pre-set targets.
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‘Voting’ means the exercise of shareholders’ voting rights on proposals in general meetings of companies whose shares are held in portfolios managed by Aegon AM UK
Screening and monitoring
As a prudent asset manager, AEGON AM UK monitors investments in the portfolios it manages. AEGON AM UK's overall objective is to ensure that the companies in which the portfolios invest in operate in accordance with its investment objectives.
Our investment, research and RI teams continually monitor and engage with the companies in which the portfolios we manage invest. Working together, these teams enhance our understanding of the companies in which the portfolios are invested and help to protect the interests of our clients, enabling material non-financial information to be incorporated into our investment analysis and decision making. Our approach to integrating ESG is outlined in our Responsible Investment Framework.
AEGON AM UK interacts with portfolio companies and external asset managers, where so appointed, in order to monitor portfolio companies on material issues, including strategy, business model, capital structure, risk, corporate governance and actions as well as on its social and environmental impacts. Material issues are those matters that are likely to significantly affect the company’s ability to create long-term value.
We recognize that companies operate under significantly different conditions, so we endeavour to be reasonable and pragmatic in our approach to monitoring and engagement, giving due consideration to each company’s specific circumstances and the market in which it operates. Our governance and disclosure guidelines are outlined in further detail in the Appendix.
Key requirement 1: Screening and monitoring
The RI, investment and research teams monitor corporate issuers in which the portfolios we manage invest, and where appropriate, interact with issuers with the aim of improving understanding of material non-financial information within the investment process.
Engagement

When consistent with client mandates, we believe that actively engaging with companies to improve ESG performance and corporate behavior is generally more effective than excluding companies from our investment universe when this is consistent with a client mandate. In terms of the standards that we follow when engaging with portfolio companies, we consider the UK Stewardship Code and the Principles for Responsible Investment.
If we have concerns about a specific issue, we may enter an active dialogue with the company, either directly or collectively with other shareholders. Wider engagement with other stakeholders, such as employee unions and non-governmental organizations, may also form part of our engagement activities.
Participating in collaborative engagement with other like-minded investors can sometimes be the best course of action. We seek to strengthen our investor voice in engagement by actively participating in collaborative engagement platforms such as the Principles for Responsible Investment, UK Investor Forum and Institutional Investors Group on Climate Change. Some of these collaborative engagements may only be entered into on behalf of one or more parts of the Aegon AM group in reflection of underlying client preferences and/or local regulatory requirements.
Our belief is that engagement with portfolio companies is better to be private and confidential. This enables an open discussion that hopefully leads to resolution of our concerns. Engagement dialogues are conducted by investment managers, research analysts and/or the RI team.
Progress on engagements is regularly monitored through our milestone methodology and discussed internally. If following engagement we still have concerns, we may escalate our activities to include additional meetings with executive management, meeting with non-executive board members, expressing concerns through the portfolio company’s advisors and voting against the portfolio company’s recommendations at its annual general meeting or extraordinary general meeting. We may adapt our approach by seeking collaboration with other like-minded investors. In some instances, we may even reduce or sell our holding, subject to client investment guidelines or appropriate client approvals in non-discretionary client mandates.
Engagements are typically initiated following one of three potential triggers. First, we engage when we identify long-term financial risks arising from ESG issues as part of our research process or through separate monitoring of our priority topics of climate change, human rights and biodiversity.
Second, we engage with companies that do not comply to our clients’ standards as outlined in specific mandates. We use our influence as an investor to encourage these companies to meet the ESG norms outlined in our clients’ policies. Finally, engagement is also conducted in relation to specific RI strategies that actively seek to encourage certain corporate ESG behaviour.
After engagement, we endeavour to closely follow the progress made by the company. We report on our engagement activities on a regular basis to our clients, to regulators and on our website. Systematic screening, up-to-date recording of our activity, and reviews of our objectives allow us to measure progress. We formally review our engagement activities each year as part of our obligations under the Principles for Responsible Investment, UK and EU Shareholder Rights Directives and UK Stewardship Code, and updates on our engagement activity are regularly provided on our website. Engagement progress is systematically shared among the RI team, research analysts and investment managers to ensure investment decisions are taken based on the most comprehensive information possible.
Key requirement 2: Engagement
The Responsible Investment team leads engagements with issuers with the aim of improving ESG outcomes and disclosure where aligned with client mandates. Engagement is typically triggered by one of three factors:
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Identification of ESG issues that create financial risk;
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Violation of our clients’ ESG standards and policies as specified in mandates;
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RI investment strategies seeking to encourage certain ESG behaviours.
Engagement can be direct or, if possible and appropriate, collaborative (i.e. with other investors). Engagements are preferably confidential.
The engagement process is documented and monitored by the Responsible Investment Team.
Key requirement 3: Engagement reporting
The Responsible Investment team reports to clients on engagement activities and the progress achieved on at least a yearly basis. These activities are also reviewed annually in line with regulation and other obligations.
Engagement activities and progress are also systematically reported internally to investment teams when relevant in a timely manner.
Voting
In mandates for which we have the discretion to take voting decisions on behalf of our clients
AEGON AM UK is generally supportive of portfolio companies’ management. AEGON AM UK uses its voting rights in the interests of its clients. In most cases, this also means that companies must comply with the standards approved by the relevant stock exchange in which their shares are listed. In pooled vehicles, we will also consider underlying investors “expressions of wish” when making voting decisions and will communicate an explanation to the client if there is a reason, we may not be able to vote in line.

We aim to ensure that voting rights are exercised consistent with a given client mandate, in an informed manner, to enhance long-term value creation and promote best practice ESG policies, disclosure and performance by portfolio companies.
We consider and vote all shareholder meetings of UK and Dutch companies in which we invest. In most cases, this means the company must follow the UK or Dutch Corporate Governance Code respectively, which set out best practices on corporate governance. However, we recognize that not all companies are the same and we strongly support the ‘comply or explain’ model of corporate governance. For this approach to work, companies must be willing to provide good quality and detailed explanations of the reasons for deviation from established best practice.
When companies seek to adopt a different approach from the respective Corporate Governance Code, we recommend consideration of the Investment Association guidelines which can be found at: https://www.ivis.co.uk/guidelines/.
We also vote the shares of companies outside the UK and the Netherlands where our shareholding is greater than or equal to 0.1% of the issued share capital or where clients have specifically instructed us to do so. In these instances, we follow the appropriate regional best practice where this is defined. Where this is not defined, we look to international best practice codes such as the Organization for Economic Co-Operation and Development Principles of Corporate Governance.
The exception to this are the strategies that are identified by name as sustainable and ethical where we shall undertake all reasonable efforts to vote all eligible meetings.
Where we have a voting-related concern, within practical limits we contact the company ahead of the meeting to discuss. Additionally, when we vote against or abstain on an issue, we also write to the company explaining why we have done so.
We use the voting advisory services of proxy advisors but only as an input to the decision-making process. We review all governance issues on a case-by-case basis and in a pragmatic manner, with input from both the RI team and our investment managers.
We record all votes cast and other relevant responsible investment activity. These records allow us to monitor each company’s progress towards compliance with the appropriate governance codes and to demonstrate to our clients the approach we have taken. We report our voting behaviour with an explanation of the most significant votes. Our voting activities, as well as other stewardship activities are monitored by Internal Audit and Compliance on a periodic basis.
Where appropriate, we may attend the general meetings of the companies in which we invest. Where we exercise our right to submit a request for convening an extraordinary general meeting or for tabling a shareholder resolution at a general meeting of a portfolio company, we consult the company’s board prior to exercising this right. We are present or represented at such meetings in order to explain the respective resolution.
Our normal practice is to agree engagement and significant voting decisions between our RI team and the relevant investment manager. Where controversial issues are identified or there is disagreement, we escalate the issue to the Chief Investment Officer of Fixed Income, Multi-Asset & Equities and their decision is final.
We do not lend equities in the Sustainable and Ethical mandates directly and, where an AEGON AM entity is a sub-adviser, we work with the relevant manager to help ensure that they do not lend equities in a manner that would potentially limit our ability to participate in voting activities.
Key requirement 4: Voting (discretionary)
Where AEGON AM has the discretion to vote on behalf of clients, the Responsible Investment team exercises voting rights on all shares that AEGON AM holds in British and Dutch companies, as well as other companies where our shareholding is at least 0.1% of issued share capital, or where clients have specifically instructed us to do so with the exception of strategies that are identified as sustainable or ethical by name where AEGON AM shall undertake reasonable efforts to vote all holdings.
Votes follow local corporate governance best practice where possible and appropriate, based on the advice from proxy advisors. When voting against or abstaining on an issue, we explain our vote to the company in writing.
All votes are recorded along with an explanation for our decision in significant cases. All our votes are reported through appropriate channels. Additionally, voting activity in the actively managed fund is periodically monitored by Internal Audit and Compliance departments.
Key requirement 5: Other shareholder rights
The exercise of other shareholder rights, such as convening an extraordinary general meeting or tabling a shareholder resolution, is agreed upon between the RI Team and the relevant investment managers ahead of this exercise. The company’s management is also consulted.
In mandates for which we do not have the discretion to take voting decisions on behalf of our clients
Certain clients may choose to retain the discretion to exercise their voting rights according to their own policies. Where these clients have voting policies that are different from our standard approach, we have set up procedures to allow us to implement votes in line with the client’s requirements and policies.
Key requirement 6: Voting (non-discretionary)

Where AEGON AM does not have discretion to cast votes on behalf of clients, the Responsible Investment team implements votes in line with the client’s requirements and policies.
Conflicts of Interest
Investment management is AEGON AM UK’s predominant business, helping to ensure we have limited competing priorities or distractions. Our client-centred culture ensures that everyone in the business is committed to acting in the best interests of our investors.
We recognize that situations may arise that could lead to conflicts of interest. Such considerations are covered in our Conflicts of Interest Policy.
Our overriding principle when considering any such conflicts is fair treatment of customers aligned with consumer duty. The obligations under consumer duty ensure that we identify our fiduciary responsibilities and act accordingly in the best interests of our clients.
Examples of conflicts of interest that may arise during our stewardship activities include: when an portfolio company is also a client or business partner; where we own both debt and equity in a given company; or where directors of an portfolio company also sit on the board of AEGON AM UK, AEGON AM or our parent company Aegon Ltd.
In such instances, we always prioritize the interests of clients. Should conflicts arise, we escalate the final decision-making on stewardship issues to the Chief Investment Officer of Fixed Income, Multi-Asset & Equities. Rationale for the final decision will be recorded, documented and stored centrally in our research database. Such matters will be reported on a quarterly basis to the Non- Financial Risk Committee (NFRC). Such actions shall be formally ratified by the Committee and recorded in the meeting minutes. Our legal and compliance teams may also be consulted as appropriate.
Key requirement 7: Conflicts of interest
When casting a vote on shares of a company that may create conflicts of interest, the Responsible Investment team follows the Conflicts of Interest Policy, and prioritizes the interests of clients. If necessary, the RI team refers the issue to the Chief Investment Officer of Fixed Income, Multi-Asset & Equities, in consultation with Legal and Compliance teams.
Aegon AM does not vote shares that it may hold in its parent company, Aegon Ltd.
Roles and responsibilities
The RI team is primarily responsible for the implementation of this policy. However, investment teams also engage with issuers as part of their investment research and decision-making processes. Where necessary the RI team may draw support from investment teams or client-facing staff.
This policy is owned by the Chief Investment Officer of Fixed Income, Multi-Asset & Equities.
Process and controls
Reporting
Internally, documents related to engagement are communicated in a timely fashion to investment managers and analysts.
Externally, progress on engagement is regularly reported to clients. All votes cast by AEGON AM UK are also reported externally regularly through the appropriate channels, along with a rationale for significant votes.
Compliance/ownership
This policy is reviewed every two years.
This policy is owned by the Chief Investment Officer of Fixed Income, Multi-Asset & Equities
Exceptions
Exceptions to this policy may be granted upon application by the Responsible Investment Team and are approved by the Governance, Risk and Compliance Committee (GRCC) if there are cogent reasons for this exception, such as an explicit request by an existing client.
Training and awareness
The requirements of this policy are implemented primarily by specialists within the Responsible Investment team who are usually recruited as experts in engagement and voting and do not require further training. Upon request by investment managers or analysts, the Responsible Investment team can provide training to other interested parties if necessary.
Policy updates
This Policy will be updated in case of new relevant regulation or internal policies coming into force, new best practices and evolving client demands. Policy updates are adopted upon endorsement of Chief Investment Officer of Fixed Income, Multi-Asset & Equities.
Record Retention
AEGON AM UK maintains the following records of its proxy voting and engagement activities, in accordance with applicable laws and regulations and internal policy requirements:

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Its Active Ownership Policy and Corporate Governance Guidelines;
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Proxy statements received, whether voted or not;
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Records of votes cast and correspondence with companies;
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Records of client requests on how proxies were voted; and
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Any documents prepared by AEGON AM UK that were material to making a decision on how to vote or that memorized the basis for the decision.
These records allow us to monitor each company’s progress towards compliance with the appropriate governance codes and to demonstrate to our clients the approach we have taken. Details of our voting activity are available upon client request and at no further cost and information on how we have voted proxies on behalf of clients. All documents will be kept for no less than five years.
Related key documents
Aegon Conflicts of Interest Policy
Appendix: Corporate governance guidelines
These guidelines are applicable to mandates for which we have the discretion to make voting decisions on behalf of our clients. Certain clients may choose to retain the discretion to exercise their voting rights and engage with companies according to their own policies. In those cases, we have set up procedures to allow us to implement engagement and voting in line with client requirements and policies.
These guidelines are not designed to be exhaustive or to address non-routine matters that may be raised.
1. Board
Companies should be headed by an effective board that is of sufficient size without becoming unwieldy. The directors (both executive and nonexecutive) are responsible for the long-term success of the company by exercising effective oversight. They are primarily accountable to the shareholders for ensuring that appropriate processes in place to:
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Set and monitor the strategy;
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Oversee management and implementation; and
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Set and review an appropriate risk appetite for the business.
Boards therefore need an appropriate balance of executive and non-executive directors, so that no individual or group can inappropriately dominate the discussions and decision-making of the board. Furthermore, there is a compelling business case for strong and diverse leadership teams in terms of skills, knowledge, experience and gender that will support the operations of the business and its strategy. We expect companies to have a range of diverse members on the board and to comply with local guidelines regarding board diversity. We expect disclosure of the diversity of the board and senior management where local laws permit.
We expect succession planning, sufficient induction and on-going training, updates and board evaluations (both internal and external) to be considered carefully. All directors should have the ability to commit sufficient time to the company to ensure they can fulfil their responsibilities. As such we consider the external responsibilities of directors when reviewing the composition of boards.
We expect a skills matrix to be provided so that we can understand how the skills of the directors have been monitored and an understanding of the gaps that may be present. We would expect to see members of the board with the requisite skill set to ensure material organizational risks are monitored and managed effectively.
Board committees should be comprised of non-executive directors only and the majority of them should be independent. In the case of the audit committee, we expect all directors to be independent with an adequate knowledge of accounting and finance.
Independent directors should not be connected with the executive management and should not have any relationships that could appear to affect their judgment. We use the definition of independence set out by the UK Corporate Governance Code. This suggests that a non-executive director is not independent if he or she:
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Was an employee within the last five years;
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Had a material business relationship with the company (directly or indirectly) within the last three years;
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Has remuneration other than the director’s fee (no involvement in share option or performance linked schemes, not a member of the pension scheme);
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Has close family ties with directors, senior employees or company advisers;
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Has cross directorships or significant links with other directors;
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Is a representative of a significant shareholder; or
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Has served on the board for more than nine years.

We support annual re-election of directors on individual resolutions. Where this is not best practice we expect election to be at least every three years.
A senior independent director should be appointed and identified in the annual report. This director should be available to meet shareholders to discuss issues that have not been settled through the normal channels of the chair and the chief executive.
Companies should adequately report on the membership and attendance of board and committee meetings.
All directors should be re-elected individually on an annual basis.
Voting Actions
Where we have concerns with the structure or effectiveness of the board or a particular committee, we will not support the election or re-election of relevant directors.
By supporting appropriate appointments we accept our role as institutional investors in monitoring the progress that companies are making to increase boardroom and management diversity.
2. Role of Chair of the Board
The Chair has an important role in providing leadership of the board. It is the responsibility of the Chair to manage the composition of the board and the committees. The Chair also is responsible for the board agenda and must ensure that information is provided in a timely manner to board members to ensure that board discussions are open and effective, with constructive challenge where necessary.
As such, we believe the roles of Chair and Chief Executive are distinct and separate. While we acknowledge that there may be exceptional circumstances as to why the roles may be combined for a limited period, we believe that the company is better served when the decision-making powers are not concentrated in a single individual.
We expect the Chair to be independent on appointment. Where companies deviate from this, we would expect a full explanation as to why the appointment is in the best interests of shareholders and wider stakeholders.
In markets where the combination of roles is not uncommon, we expect there to be a lead independent director to assume some of the responsibilities we would normally expect to be carried out by the chair. We also look for there to be sufficient independent representation on the board.
We expect the chair, or the senior independent director, to ensure the board is aware of concerns raised by investors, especially if there has been a sizeable dissent at a general meeting.
Voting Actions
We generally vote against proposals to combine the roles of chair and chief executive. If the roles are already combined, then companies must prove that the board is sufficiently balanced.
We also generally vote against any proposal for a chief executive to move directly to being chair of the same company, unless there are exceptional circumstances.
Where we believe the board is not properly constituted or there are material governance failings, we will hold the Chair accountable and will use our voting power accordingly.
3. Remuneration
Executive compensation remains a controversial subject. Concerns about the gap between executives and the general workforce; the complexity of remuneration packages; and links between pay and performance are common.
It is therefore crucial that remuneration committees should take a prudent approach when deciding on executive compensation. The remuneration committee should consist of a majority of independent directors and should review remuneration at least annually. Where the remuneration committee takes advice from independent remuneration advisors, this should be explained in the remuneration report and the associated costs should be disclosed.
We encourage companies to limit the use of benchmarking data, which has contributed to the upward ratcheting of pay over the past few decades. This kind of data should only be used as a starting point and care should be taken in choosing comparators to ensure they truly reflect the company’s circumstances.
We examine the remuneration policies of the companies in which we invest on behalf of clients. We therefore expect companies to make appropriate disclosures on executive pay and awards that allow us to assess the company’s remuneration strategy. The best remuneration strategies are clear and understandable.
We expect pay and awards to be set in a manner that aligns the interests of executives with the interests of the company’s shareholders and at levels that attract, retain and motivate, without being excessive. Alignment is often best achieved by executives building up significant equity stakes in the companies that they manage.

Executive compensation should be a balance between fixed pay and variable pay. The variable pay should be in the form of an annual bonus and one long-term incentive plan.
There should be a shareholder vote on executive compensation.
Annual bonus
The annual bonus should have targets set according to company strategy and these should be fully disclosed, not least, on a retrospective basis. Companies should not make bonus payments and option grants to reward one-off events. This is because it is often difficult to assess how successful events such as mergers or acquisitions will be until a considerable time after the event.
Where they are quantifiable, we recommend relevant environmental and social performance conditions being incorporated into the annual bonus.
Longer-term incentive plans (LTIPs)
Longer-term incentive plans (LTIPs) should have a clear link to the long-term experience of shareholders in a company. LTIP performance conditions should be clearly disclosed and should be challenging so that full vesting only occurs for genuinely superior performance. Performance should be measured over a minimum of three years and preferably five years.
Companies should not change the performance conditions of share-based incentive schemes without prior shareholder approval. Neither should they reset the price of share options after the options have been issued or compensate for awards that failed to vest.
We do not generally support Value Creation Plans, where the vesting of the rewards is solely dependent on increasing the value of the company, as we believe these arrangements can reflect general market conditions rather than the skill of the management. Neither do we typically support long-term incentive plans that depend on pre-grant criteria or short-term performance measures. Nor do we believe retention plans are appropriate.
Where they are quantifiable, aligned with corporate strategy and genuinely long term in nature, we recommend relevant environmental and social performance conditions being incorporated into the longer term incentive plans.
Clawback and Malus provisions should be appropriate so that individual or group failings can be addressed.
We also expect the remuneration committee to have necessary flexibility to exercise discretion where appropriate, however, we expect this to be fully explained in the subsequent annual report.
Directors’ shareholdings
We expect executive directors to build up a meaningful holding in the company to ensure a greater degree of alignment with shareholders. This may be achieved through deferred bonus or incentive plan payments and should be maintained at the agreed level throughout their tenure.
Service contracts
Service contracts should not exceed one year. With the exception of new directors who may need longer contracts, we will generally vote against the election of directors whose notice period is more than one year. For new executive directors, after the initial period, we encourage the contract to be reduced to one year or less without any compensation payments being paid.
Furthermore, we do not support directors’ service contracts which provide for unmitigated or liquidated damages in the event of early termination or a change in control of the company and the amounts involved exceed one year’s salary. Neither are we supportive of payments for termination where individuals continue to be employed.
Recruitment arrangements
Recruitment arrangements may include buy-out of existing awards at a previous employer. However, these should be valued on a like-for-like basis and should be subject to performance criteria. Careful consideration should be given to the likelihood of pay-out. Cash awards should only be used in exceptional circumstances.
Pension contributions and shareholding guidelines
Pension contributions should be on the same terms as the rest of the company’s employees and shareholding guidelines should be meaningful versus annual compensation i.e. typically in line with the maximum annual grant from the long-term incentive plan.
Voting Actions
We consider executive compensation at each company on an individual basis. However, where we feel the policy or the outcome has not been balanced and proportionate or lacks linkage to shareholder experience or strategy we will oppose the resolutions on remuneration and the re-election of the remuneration committee members.
4. Shareholder rights

We believe in the principle of one share, one vote. This ensures that a shareholder’s economic interests are consistent with their ability to influence company management.
We will not support proposed changes to a company’s memorandum and articles of association that erode shareholders’ rights or are otherwise inconsistent with the interests of existing shareholders.
Share blocking is an issue in some markets, whereby holders are restricted from selling their shares between the time when the vote is cast and the close of the company meeting. As investors we are mindful of the risks that share blocking presents and will typically not vote in markets where it is a significant issue.
Anti-takeover mechanisms serve to entrench boards at the expense of minority shareholder rights. Generally, we will oppose the introduction of such a mechanism. If one is in place, we would expect it to be subject to a sunset clause.
As institutional investors we appreciate the access we have to corporate boards to address concerns, however as market participants we realise that smaller retail investors only have the opportunity to address boards during General Meetings. We therefore believe that it is advantageous that General Meetings have an in person option – or that if the meeting is entirely virtual, there is opportunity for shareholders to engage with the board during the meeting.
Voting Actions
We will oppose resolutions that erode shareholder rights and may be unwilling to support re-election of directors if appropriate.
5. Capital management
Good capital management is essential for the long term success of a business. Shareholders benefit from understanding the approach to capital management in terms of the company strategy for M&A, buybacks and dividends.
We strongly support the principle of pre-emption rights for existing shareholders. We expect companies to comply with the standard institutional pre-emption guidelines as defined in their own markets.
We appreciate full disclosure of the company policy on use of the authorities sought at general meetings. If there is an exceptional circumstance that seeks a greater authority than is standard, we would expect full justification and engagement with shareholders.
We expect companies to disclose the impact of the capital management on the remuneration arrangements, so that we can understand the driving factors in the decision making process.
Voting Actions
We typically vote against proposals that exceed the limits set by regional best practice guidelines unless there are exceptional circumstances.
6. Major transactions
Major transactions in the form of mergers, acquisition, joint ventures and disposals are a necessary part of corporate life. We believe all such transactions should apply a disciplined approach and progress should be monitored closely to ensure the original objectives are being met.
Non-executive directors should ensure they have enough information to fully understand the implications of transactions. Where necessary they should seek independent external advice to aid them in ensuring the protection of shareholder and other stakeholders’ best interests. We consider all such transactions on a case-by-case basis.
Voting Actions
We make any decisions on major transactions in conjunction with the relevant fund managers.
7. Related-party transactions
Boards should have an appropriately independent process for reviewing, approving and monitoring related-party transactions. As with major transactions, non-executive directors should be able to seek independent external advice to ensure any such transaction is in the best interests of the company and shareholders.
Related-party transactions should be reported to the board and approved and where relevant these should be disclosed in the annual report and accounts i.e. when they are material to the business, where there is a perceived conflict of interest or where key individuals are involved.
Voting Actions
We expect all related-party transactions to be undertaken on fully commercial terms and to be fully justified and beneficial to the company.
We consider all such transactions on a case-by-case basis and do not support if we believe there are material issues. We may also not support the reelection of directors related to the transaction.
8. Auditors

The audit committee, as a fully independent committee, is best placed to appoint and oversee the external auditors. We believe the statutory audit is an important shareholder protection and therefore shareholders must be comfortable that the appointed auditor is acting in a suitably independent manner. The purpose of the audit is to identify errors or wrongdoing and to alert shareholders to these issues so that they can be addressed.
The audit committee should ensure that non-audit fees are kept to a minimum and that the company has a clear policy on re- tendering and rotation that is adhered to. We expect the re- tendering and rotation of auditors to be in line with best practice guidelines and to be adequately disclosed.
We also expect companies to have an effective Internal Audit function that identifies new and emerging risks to the business. We expect the strategic report to identify and mitigate key risks.
The company should have a clear whistle-blowing policy that is integrated into the code of conduct for all employees. Reporting channels should be identified and procedures should be clear. Additionally, the company should report on how bribery and other illegal activities are identified and resolved.
The viability statement should be the board’s opinion on the long-term viability of the company. We would expect this to align with the strategic plans for the company and should cover a period longer than one year.
Voting Actions
We will vote against the appointment of auditors when we have concerns about the proposed auditor’s independence; the level of non-audit fees; audit quality; or where a company changes its auditor without providing an adequate explanation. We may also not support the re-election of audit committee members.
9. ESG integration
Integration of environmental, social and governance issues into our overall analysis is an important principal. As such, we consider the level of disclosures made by companies in their annual reports and other relevant materials and presentations.
We consider each company individually according to the key ESG risks they face. Where we identify areas for improvement or unsustainable practices we endeavor to engage with the company. We may take voting action where the outcome is not satisfactory.
We consider shareholder resolutions on ESG matters on a case-by-case basis. We will generally support proposals that could increase or protect shareholder value.
Voting Actions
Where we have concerns over the level or quality of disclosures on ESG issues, we may not be able to support the approval of the report and accounts. Where significant concerns arise on ESG matters, we may not be able to support the reelection of relevant directors.
10. ESG Resolutions
Resolutions related to Environmental, Social and Governance issues tend not to be standardized and therefore it is difficult to set guidelines on how such differing resolutions may be voted on. Below is the baseline of how we analyse these resolutions and the minimum requirements however, each resolution related to these issues will be looked at on a case-by-case basis and the list below is not exhaustive.
Climate and Transition
We recognise that climate change presents a significant risk to the economy. We expect investee companies to assess the impact of climate change on their business and set a strategy accordingly. Company disclosures should be aligned with Task Force on Climate Related Financial Disclosures to ensure comparability within our portfolios.
When examining Transition plans or other climate related resolutions we look for the following points
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Ambition & Targets– Are there short-, medium- and long-term emission reductions targets across Scope 1,2 & 3 aligned to the stated ambition and a specific pathway such as 1.5 degree? Targets should be set around robust science-based methodologies such as Science Based Targets Initiative (SBTi).
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Strategy – Is there a clearly stated and realistic strategy to meet the ambition and targets? We expect to be able to ascertain what tools will be used to achieve this strategy i.e. in terms of whether there will be reductions, mitigation or offsets and how these have been deemed appropriate. We emphasise absolute reductions above all else as offsets can be subject to scrutiny. We are interested in what capital expenditure is being assigned to these tools.
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Climate Risk – How is climate risk monitored? Which scenario analysis is used? If climate risks are material to the business financially and/or strategically?
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Lobbying – Are the company lobbying activities aligned with the stated climate ambition? We seek clarity on trade association membership and contributions.
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Governance – How are these ambitions and strategies managed? Is there sufficient expertise at board and senior management level to oversee them effectively? Are they reflected in remuneration?

Voting Actions
Where we have concerns over the level of disclosures or the transition strategy we may not be able to support the relevant resolutions. This will include holding directors accountable if progress is not made in an appropriate timescale.
Biodiversity and Nature
Nature related concerns have been increasing over the past few years, these have largely not progressed to resolutions on general meetings but we do expect to see that developing in the near future.
We recognise that biodiversity is very closely related to climate change and the amount of information disclosed by companies is growing. We therefore expect investee companies to assess the impact and dependencies of nature on their business and set a strategy accordingly. Where disclosures are made, we expect them to align to Task Force on Nature Related Financial Disclosures where possible.
Voting Actions
Where we have concerns over the disclosure or management of risks around Biodiversity, we may not be able to support management recommendations on the relevant resolutions. This may include holding directors accountable if progress is not made in an appropriate timescale.
Human Rights
Another topic that has increased in the number of resolutions in the recent past is Human Rights.
These vary enormously in subject matter from Racial Equality audits to impact on indigenous peoples. It is impossible to make firm guidance on how these are analysed but we look to adhere to good practice and will examine the companies records on other areas of human rights before making any decisions.
Voting Actions
Where we have concerns over the treatment of human capital in the company or the supply chain we may not be able to support management recommendations on the relevant resolutions. This may include holding directors accountable if progress is not made in an appropriate timescale.
Other Shareholder resolutions
There is an increase in shareholder resolutions across the Environmental and Social spectrum, too many to mention in this policy.
Additionally, there has been a marked increase in the number of Anti-ESG resolutions being tabled at general meetings in the US market.
We therefore spend the time to understand each of these resolutions, some of the considerations in making these decisions are:
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What impact will approving such a resolution have on the business? We need to understand how financially material these may be and whether the request is contradictory to any approved strategy that is in place. We consider what the company is already doing to approach the issue raised within the resolution.
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Are there likely to be unintended consequences of these resolutions?
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How prescriptive is the resolution? We do not seek to micro manage the companies that we are invested in.
Voting Actions
We will take an informed decision based on all the available information and will disclose our voting decision and rationale in the reports published on our website.
Glossary
Active ownership: Using your shareholder rights to influence investee companies’ activities or behaviour, mainly through voting at shareholder meetings or engaging with companies.
Capital: Money used or available for growing wealth.
Consumer duty: The obligation of financial firms to help ensure that their products and services are designed to meet the needs of consumers and are delivered in a way that is fair and transparent.
Corporate Governance: Rules, practices and processes for managing and supervising a company.
Engagement: Long-term dialogue between investors and companies on environmental, social and governance (ESG) factors.
Shareholder engagement: Interactions between investors and companies on ESG issues to improve practices and disclosure, involving structured dialogue and continuous monitoring.
Collaborative engagements: Groups of investors working together, sometimes with formal networks or organizations.

ESG: Environmental, Social and Governance factors used to measure the sustainability and societal impact of investment decisions where applicable.
ESG Integration: Incorporating environmental, social and governance (ESG) factors into the investment decision making process.
Ethical investing: Avoiding controversial areas like gambling, tobacco and alcohol, based on personal beliefs, though some investors may choose to influence these industries.
Fiduciary responsibilities: The legal and ethical obligation of a fiduciary to act in the best interest of their clients, prioritising their clients’ needs above their own.
Issuer: A legal entity that sells securities (such as bonds) to finance its operations.
Pooled vehicles: Investment funds that pool together capital from multiple investors to invest in a diversified portfolio of assets, such as mutual funds.
Proxy advisors: Firms that provide services to shareholders, including research and recommendations on how to vote on corporate governance issues at shareholder meetings.
Responsible Investment (RI): An investment approach that considers environmental, social, and governance (ESG) factors in an effort to generate sustainable, long-term financial returns and positive societal impact.
Screening: The process of including or excluding investments based on specific criteria, such as ethical, environmental, or social factors.
Stewardship: Responsibly managing assets and reporting on sustainability principles.
Sustainable investing: Investing in funds aligned with sustainable economic activities or the Sustainable Development Goals.
Task Force on Climate Related Disclosure: provides information on how companies mitigate climate change risks.
Voting: Exercising voting rights on management and shareholder resolutions, either in person at meetings or by proxy.
Aegon Asset Management UK plc registered in Scotland under SC113505, registered office 3 Lochside Crescent, Edinburgh, Scotland, EH12 9SA. Aegon Asset Management UK plc is authorised and regulated by the Financial Conduct Authority.

Aegon USA Investment Management, LLC
Proxy Voting Policy
November 2025
Version 8.5
1. Introduction
Aegon USA Investment Management, LLC (“AUIM”) hereby adopts this Proxy Voting Policy (“Policy”) pursuant to Rules 206(4)-6 and 206(4)-7 of the Investment Advisers Act of 1940 to reasonably ensure that it votes proxies in its Clients' best interests. AUIM also has a fiduciary duty to address other investor consent rights pursuant to Client agreements including items like consents, amendments, resolutions, and corporate actions (Securities Actions). This policy addresses proxy voting only, other Securities Actions are addressed outside of this policy.
Specifically, Rule 206(4)-6 requires each registered investment adviser that exercises securities voting (“proxy voting”) authority with respect to Client securities to:
a. Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes Client securities in the Clients’ best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;
b. Disclose to Clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and
c. Describe to Clients the adviser’s Proxy Voting Policy and Guidelines and, upon request, furnish a copy of the policies and procedures.
2. Scope and purpose
AUIM is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client’s behalf, including proxy voting. The duty of care generally requires AUIM to monitor corporate events and to vote proxies unless a Client has agreed otherwise. AUIM Employees who exercise proxy voting authority must do so in accordance with this Policy.
This Policy is also designed to comply with the books and records requirements prescribed in Rule 204-2(c)(2) and for clients that are governed by ERISA, regulation 404a-1(e)(2)(E).
3: Definitions
Except as otherwise defined herein, for the purpose of this Policy, the following terms shall have the meaning ascribed below:
Act: The Investment Advisers Act of 1940, as amended, and all regulations promulgated thereunder.
Affiliate: An entity that is controlled by, controls, or is under common control with AUIM.
Client: (a) Any investment company registered under the Investment Company Act of 1940, as amended, (“IC Act”) for whom AUIM acts as investment adviser or sub-adviser, (b) any Separate Account, Private Fund, or collective investment trust fund where AUIM acts as investment adviser, or (c) investment arrangement where AUIM acts as investment adviser with discretion on the account or is engaged to provide non-discretionary advice.
Conflict of Interest: A condition or situation, or the appearance thereof, in which competing professional, personal, financial, or other interests of AUIM or its Employees are contrary to the interests of AUIM and/or its Clients.
Employees: AUIM managers, officers, Employees, access persons, and other individuals identified by Compliance.
Equity Proxy Voting Policy Guidelines: AUIM roadmap for arriving at voting decisions on common or routine proxy matters. (See Appendix A)
Private Fund: As defined in the Investment Advisers Act of 1940, a Private Fund is an issuer that would be an investment company as defined in section 3 of the IC Act but for sections 3(c)(1) or 3(c)(7) of the IC Act.
Portfolio Manager(s): AUIM Employees responsible for providing investment decisions and proxy votes for client portfolio they manage.
Procedures: Procedures, protocols, and practices of AUIM or part thereof as AUIM’s President, or their designees, may approve or sanction from time to time.
Security: The SEC defines the term “Security” broadly to include stocks, bonds, certificates of deposit, options, interests in private placements, futures contracts on other Securities, participations in profit-sharing agreements, and interests in oil, gas, or other mineral royalties or leases, among other things. “Security” is also defined to include any instrument commonly known as a Security. On the other hand, in most – but not necessarily all – instances, a promissory note is not considered to be a “Security.” Any questions about whether an instrument is a Security for purposes of the federal Securities laws should be directed to the CCO.
Separate Account: A type of Client that is a separately managed investment account (i.e., a Client account that is not a pooled investment vehicle). Separate Accounts can include accounts of both third-party Clients and Clients that are Affiliates of AUIM.

4. Policy REQUIREMENTS
4.1 Proxy Voting General Principles
AUIM votes on behalf of all Client accounts for which it has the requisite discretionary authority except for situations in which (i) any Client notifies AUIM in writing that it has retained, and intends to exercise, the authority to vote its own Securities, or (ii) for ERISA clients, AUIM has determined, in accordance with its fiduciary duty and this Policy, that refraining from voting a proxy is prudent or required under ERISA. Clients may also ask AUIM to vote in accordance with specific guidelines furnished by the Client, in which case AUIM will vote within the Client’s guidelines unless contrary to applicable law.
AUIM primarily manages Client portfolios of debt Securities. For most fixed income Clients, the issues for which AUIM encounters fixed income Securities generally involve amendments to loan documentation, borrower compliance with financial covenants, registration rights, prepayments, insolvency, and other distressed creditor situations. Because these and related fixed income issues are generally unique to each particular borrower and relevant fact situation, they do not lend themselves to broad characterization that can be addressed by standard proxy voting guidelines.
Routine proxy matters associated with equity Securities (including but not limited to electing board of directors, selecting auditors, shareholder rights, proxy contests, corporate governance matters, and executive and director compensation) are typically voted in accordance with its Equity Proxy Voting Guidelines (“Guidelines”) (see Appendix A) as long as they are consistent with AUIM’s fiduciary obligations (under the Advisers Act and ERISA, if applicable, given the specific facts and circumstances of each proxy. These Guidelines are not designed to be exhaustive or to address non-routine matters that may be raised in proxy ballots or other voting opportunities. To the extent relevant and appropriate, AUIM may consider these Guidelines when voting Client debt Securities.
In general, votes will be determined on a case-by-case basis, after taking into consideration all factors relevant to the issues presented. AUIM seeks to vote proxies in a manner consistent with its fiduciary obligations and other contractual responsibilities.
Subject to some limited exceptions for ERISA Clients, AUIM recognizes and adheres to the principle that an important Client interest associated with owning a Security is exercising the right to vote in the election of the company’s directors and on matters affecting the company’s structure and operations. AUIM endeavors to vote Client Securities in the best interest of its Clients.
Key Requirement 1
AUIM may determine that it is in the Client’s best interest to abstain from voting proxies. Accordingly, where AUIM believes the cost of voting proxies outweighs the benefits of doing so, it will generally abstain.
4.2 Conflicts of interest
In fulfilling its proxy voting responsibilities, AUIM may face conflicts of interest. Conflicts include any position or interest, financial or otherwise, which causes a division in or impairs AUIM’s independence or judgment concerning how to vote proxies in the clients’ best interests. A material conflict of interest may arise between the self-interest of the firm, an Employee, the Subcommittee, and AUIM’s clients.
The Portfolio Manager, with assistance from the CCO and others as mandated, will consider whether AUIM is subject to any conflicts of interest in connection with a proxy vote. Employees must notify the CCO and the Subcommittee if they are aware of any conflict of interest associated with a proxy vote. It is not possible to anticipate all conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help Employees identify potential conflicts:
a. AUIM or an affiliate has a financial interest in the outcome of a proxy vote, such as when AUIM is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to it or its affiliates;
b. An issuer or some other third-party offers AUIM or an Employee compensation in exchange for voting a proxy in a particular way; and
c. An Employee, or a member of an Employee’s household, has a personal or business relationship with an issuer and AUIM receives a proxy solicitation from that issuer.
Key Requirement 2
The Portfolio Manager, with assistance from the CCO and others as mandated, will consider whether AUIM is subject to any conflicts of interest in connection with a proxy vote.
AUIM recognizes the potential for conflicts that may arise between its own interests and those of its clients. To address these concerns, AUIM, as advised by the Subcommittee, will generally take one of the following steps to avoid any impropriety or the appearance of impropriety in any situation involving a conflict of interest:
a. Obtain a review from AUIM’s General Counsel regarding determination of a conflict;
b. Obtain guidance from the client(s) whose account(s) is/are involved in the conflict;
c. Vote proxies in accordance with the recommendation of an Independent Third Party; or
d. Vote in strict accordance with its Guidelines.

Key Requirement 3
AUIM, as advised by the Subcommittee, will generally take one of the following steps to avoid any impropriety or the appearance of impropriety in any situation involving a conflict of interest:
a. Obtain a review from AUIM’s General Counsel regarding determination of a conflict;
b. Obtain guidance from the client(s) whose account(s) is/are involved in the conflict;
c. Vote proxies in accordance with the recommendation of an Independent Third Party; or
d. Vote in strict accordance with its Guidelines.
4.3 Books and Records
In accordance with Rule 204-2(c)(2), AUIM must retain:
a. Its Proxy Voting Policy and Guidelines;
b. Proxy statements received;
c. Records of proxy votes;
d. Records of Client requests on how Client proxies were voted; and
e. All documents prepared by AUIM that were material to making a decision on how to vote (including decisions not to vote or to “abstain” from voting), or that memorialize the basis for proxy voting decisions (e.g., Subcommittee meeting minutes).
All documents must be kept for no less than six years from the date of creation.
It is required by Rule 204-2 of the Investment Advisers Act that a copy of each proxy cast by AUIM on behalf of a Client be maintained along with all proxy statements received, whether voted or not.
Key Requirement 4
It is required by Rule 204-2 of the Investment Advisers Act that a copy of each proxy cast by AUIM on behalf of a Client and all documents prepared by AUIM that were material to making a decision on how to vote be maintained along with all proxy statements received, whether voted or not.
Satisfying the recordkeeping requirements set forth above will satisfy the recordkeeping requirements associated with an ERSIA Client pursuant to ERISA regulation 404a-1(e)(2)(E) which requires AUIM to maintain records on proxy voting activities and other exercises of shareholder rights.
4.4 Proxy Voting Reports
AUIM shall provide, upon Client request and at no cost:
a. A description of its Proxy Voting Policy and Guidelines (either as part of Part 2B of AUIM’s Form ADV or as a standalone document);
b. A copy of this Policy; and/or
c. Information regarding how AUIM voted proxies on behalf of the Client.
AUIM shall not provide, to any Client, information about AUIM’s proxy voting activities for any other Client.
Key Requirement 5
AUIM shall not provide, to any Client, information about AUIM’s proxy voting activities for any other Client.
4.5 Proxy Voting Disclosures
The SEC adopted a new rule under the Exchange Act, 14Ad-1, in November 2022 regarding proxy voting disclosures. Within the rule changes, it states that any institution required to file a report under Rule 13(f) must also report their say-on-pay votes under the Form N-PX. The amendment to the Rule does not affect the 13(f) report itself.
Beginning August 1, 2024, and annually thereafter, AUIM will collect information on say-on-pay votes between July 1 – June 30 and report those votes to the SEC via Form N-PX.
5. Monitoring
Compliance may conduct periodic testing and/or surveillance of AUIM’s proxy voting activities. Issues relating to such activities, at the Compliance team’s discretion, may be escalated to the Head of US Liquid Assets and Head of US Leveraged Finance, CCO, or the appropriate governance Committee.

6. roles and responsibilites
6.1 Roles and Responsibilities
AUIM’s Head of US Liquid Assets and Head of US Leveraged Finance or their designee is primarily responsible for administering and enforcing this Policy. The Head of US Liquid Assets and Head of US Leveraged Finance may delegate performance of policy responsibilities to other Employees, including Portfolio Managers, acting individually or collectively, for whom they shall retain supervision and oversight. The Chief Compliance Officer (“CCO”) and/or their designees (collectively referred to as “Compliance” or the “Compliance team”) shall provide policy administration, support, and monitoring.
Employees who exercise proxy voting authority must vote Client Securities in accordance with this Policy and in the Clients’ best interests.
Key Requirement 6
Employees who exercise proxy voting authority must vote Client Securities in accordance with this Policy and in the Clients’ best interests.
6.2 Governance
Any relevant issues that raise concerns against the scope of this or relevant local policies and any one of the monitoring criteria required by this policy will be reported to the relevant Compliance Officer and/or CRO and will require escalation to the appropriate risk committee(s). Any material concerns or high-risk items should be escalated to the Proxy Voting Subcommittee. If further escalation is required, the matter will be raised to the AUIM Control Committee.
6.3 Escalation
Every Employee has an obligation to report any violations of AUIM’s Compliance Policies, as outlined in the Escalation Policy. Employees should be aware of their responsibility to quickly identify and mitigate and/or escalate any potential Conflicts of Interest.
In addition, all Employees are subject to the AAM Operational Risk Policy, which sets out principles for recording, approving, reporting, and escalating errors and other risk events. Employees shall report any violation of this Policy to their Department Head and the CCO in addition to any additional reporting requirements outlined in other applicable policies.
7. Process and controls
7.1 Proxy Voting Exception
AUIM will use its best efforts to vote all Client proxies. In certain instances, circumstances may exist at the time the vote is due (e.g., when Client Securities have been loaned) that impact or prevent AUIM from voting Client proxies.
Notwithstanding the foregoing, in some situations, AUIM may determine that it is in the Client’s best interest to abstain from voting proxies. Accordingly, AUIM will generally abstain where (i) it believes the cost of voting proxies outweighs the benefits of doing so, and (ii) for ERISA Clients, it believes voting a proxy would not be (a) in accordance with the economic interest of the Client, after consideration of all material facts and associated costs, or (b) required under ERISA pursuant to Section 7.3 herein. For example, AUIM will generally abstain from voting proxies on international Securities where personal appearance is required, or where it does not have sufficient information to vote the proxy, and the cost or administrative burden of obtaining such information is not commensurate with the reasonably foreseeable impact of the matter being voted upon in the proxy.
7.2 Use of an Independent Third Party
Because of the expertise of its staff with the issues upon which it votes Client debt Securities, AUIM will not generally seek the services of a qualified independent third party (“Independent Third Party”) to provide guidance on such matters.
AUIM will generally research and cast proxy votes based on its own Policy and Guidelines. In instances deemed appropriate by the Head of US Liquid Assets and Head of US Leveraged Finance, particularly when AUIM has a material Conflict of Interest, or when AUIM lacks sufficient knowledge or resources, it may engage an Independent Third Party to, among other things, provide proxy research and/or to make recommendations. When AUIM considers the research or recommendations provided by an Independent Third Party, it retains all proxy voting responsibilities. For ERISA Clients, any Independent Third Party will only be engaged for assistance with proxy voting responsibilities to the extent AUIM has determined that such firm’s proxy voting guidelines are consistent with AUIM’s fiduciary duty obligations under ERISA.
7.3 ERISA Accounts
Where Client accounts are governed by ERISA, AUIM shall decide whether and how to exercise voting rights pursuant to its fiduciary duties under ERISA (which includes, for example, an assessment as to whether the ERISA Plan documents (e.g., Plan, Trust, etc.) explicitly provide that AUIM is or is not authorized to vote proxies.
When deciding whether and how to exercise proxy voting authority, and when exercising proxy voting authority, AUIM must:
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Act solely in accordance with the economic interest of Client;
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Consider any costs involved;
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Not subordinate the interests of the Client to any non-pecuniary objective, or promote non-pecuniary benefits or goals unrelated to those financial interests of the Client;

•
Evaluate material facts that form the basis for any particular proxy voting authority or other exercise of shareholder rights;
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Maintain records on proxy voting activities and other exercises of shareholder rights; and
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Exercise prudence and diligence in the selection and monitoring of persons, if any, selected to advise or otherwise assist with exercises of shareholder rights, such as providing research and analysis, recommendations regarding proxy votes, administrative services with voting proxies, and recordkeeping and reporting services.
Key Requirement 7
When deciding whether and how to exercise proxy voting authority, AUIM must act solely in accordance with the economic interest of the Client, consider material facts and costs involved, and not subordinate the client’s financial interest to any non-pecuniary objective, or promote non-pecuniary benefits or goals unrelated to a Client’s financial interest.
7.4 Proxy Voting Subcommittee
The Proxy Voting Subcommittee (“Subcommittee”) consists of representatives from Investment Management, Compliance and Legal. The Subcommittee meets at least annually, and has the following responsibilities:
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Review potential material conflicts and decide whether a material conflict is present and needs to be addressed according to these policies and procedures.
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Review the Guidelines and make revisions as appropriate.
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Review these Policies and Procedures annually for accuracy and effectiveness and recommend and adopt any necessary changes.
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Review all Guideline overrides.
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Review voting metrics.
7.5 Operational Consideration
AUIM shall take reasonable efforts to ensure that all accounts, where it has proxy voting responsibility are properly established and maintained in order for it to carry out these responsibilities. Furthermore, AUIM shall maintain Procedures reasonably designed to ensure that all applicable proxies are received, considered, and votes cast in accordance with this Policy and/or related Guidelines.
Key Requirement 8
AUIM shall take reasonable efforts to ensure that all accounts where it has proxy voting responsibility are properly established and maintained in order for it to carry out these responsibilities.
Key Requirement 9
AUIM shall maintain Procedures reasonably designed to ensure that all applicable proxies are received, considered, and votes cast in accordance with this Policy and/or related Guidelines.
Appendix
A: Equity Proxy Voting Policy Guidelines
The following is a concise summary of AUIM’s Proxy Voting Policy Guidelines.
1. Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
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An auditor has a financial interest in or association with the company, and is therefore not independent,
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Fees for non-audit services are non-standard, or
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There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.
2. Board of Directors
Voting on Director Nominees in Uncontested Elections
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Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any non-standard non-audit fees or other potential auditor conflicts.
Classification/Declassification of the Board
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Vote AGAINST proposals to classify the board.
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Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
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Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.
Majority of Independent Directors/Establishment of Committees
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Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by AUIM’s definition of independence.
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Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
3. Shareholder Rights
Shareholder Ability to Act by Written Consent
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Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
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Vote FOR proposals to allow or make easier shareholder action by written consent.
Shareholder Ability to Call Special Meetings
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Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
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Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.
Supermajority Vote Requirements
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Vote AGAINST proposals to require a supermajority shareholder vote.
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Vote FOR proposals to lower supermajority vote requirements.
Cumulative Voting
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Vote AGAINST proposals to eliminate cumulative voting.
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Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
Confidential Voting
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Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential Voting Policy. If the dissidents agree, the Policy remains in place. If the dissidents will not agree, the confidential Voting Policy is waived.
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Vote FOR management proposals to adopt confidential voting.
4. Proxy Contests
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Voting for Director Nominees in Contested Elections
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Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
5. Poison Pills
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Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill and management proposals to ratify a poison pill.
6. Mergers and Corporate Restructurings
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Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.
7. Reincorporation Proposals
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Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. Capital Structure
Common Stock Authorization
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Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.
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Vote on proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights on a CASE-BY-CASE basis.
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Vote on proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain on a CASE-BY-CASE basis.
Dual-class Stock
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Vote on proposals to create a new class of common stock with superior voting rights on a CASE-BY-CASE basis.
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Vote on proposals to create a new class of nonvoting or sub-voting common stock on a CASE-BY-CASE basis, reviewing in particular if:
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It is intended for financing purposes with minimal or no dilution to current shareholders
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It is not designed to preserve the voting power of an insider or significant shareholder
9. Executive and Director Compensation
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Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. AUIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.
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Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.
Management Proposals Seeking Approval to Reprice Options
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Vote AGAINST proposals by management seeking approval to reprice options.
Employee Stock Purchase Plans
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Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
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Vote FOR employee stock purchase plans where all of the following apply:
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Purchase price is at least 85 percent of fair market value
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Offering period is 27 months or less, and
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Potential voting power dilution (VPD) is ten percent or less.
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Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.
Shareholder Proposals on Compensation
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Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
10. Social and Environmental Issues
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These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.
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In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

BlackRock Fund Advisors, BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, BlackRock International Limited and BlackRock (Singapore) Limited
BlackRock Active Investment Stewardship
Global Engagement and Voting Guidelines
Effective as of January 2026
Overview
This document provides high level guidance on how BlackRock Active Investment Stewardship (BAIS) views corporate governance matters that are commonly put to a shareholder vote, or on which investors engage with issuers.1 BAIS works in partnership with BlackRock’s investment teams, excluding index equity2, providing expertise on investment stewardship and engaging with companies alongside and on behalf of those teams when appropriate. The team is responsible for establishing voting guidelines for the active equity platform, providing vote recommendations and operationalizing voting decisions. The guidance informs the voting recommendations BAIS makes to BlackRock’s active portfolio managers. It applies to active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. It also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. The guidelines are not prescriptive as active portfolio managers have discretion as to how they integrate these guidelines within their investment processes in light of their clients’ or funds’ investment objectives. There are separate, independently developed principles and voting policies that are applied to BlackRock’s index equity investments by a distinct and independent function, BlackRock Investment Stewardship.
1 This document includes BAIS’ benchmark policy, which covers nearly all active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies. The benchmark policy also may apply to holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements. This document also includes BAIS’ decarbonization policy, which covers holdings in BlackRock active funds that have climate and decarbonization objectives in addition to financial objectives.
2 BlackRock segmented active and index equity investment functions, including stewardship, in January 2025 as part of a strategic initiative to unlock the full breadth of the firm’s active and private markets capabilities for clients. As a result, there are two stewardship teams, which operate independently of one another and have separate voting policies.
Introduction to BlackRock
BlackRock’s mission is to help more people invest better. The money BlackRock manages is not its own — it belongs to BlackRock’s clients, many of whom make their own asset allocation and portfolio construction decisions. As a fiduciary, BlackRock invests on clients’ behalf to help them meet their investment objectives. The firm does this by understanding clients’ long-term investment objectives and offering choice on how and where they wish to invest their money. BlackRock then helps clients seek the best risk-adjusted returns based on those choices, underpinning this work with research, data and analytics.
At BlackRock, investment stewardship is core to our role as an asset manager and a fiduciary to our clients. As stewards of our clients' assets, we engage with companies to discuss the corporate governance and business practices that, in our experience, support companies in delivering durable, risk-adjusted financial returns over time. We are committed to building strong relationships through constructive, ongoing dialogue with the boards and executive management of the companies in which our clients are invested.
About BlackRock Active Investment Stewardship
BlackRock Active Investment Stewardship (BAIS) is a specialist team within the Portfolio Management Group and manages BlackRock’s stewardship engagement and voting on behalf of clients invested in active strategies globally. BAIS is also responsible for engagement with issuers in index fixed income strategies, where appropriate. Our activities are informed by these Global Engagement and Voting Guidelines (the “Guidelines”) and insights from active investment analysts and portfolio managers, with whom we work closely in engaging companies and voting at shareholder meetings.
Engagement with public companies is the foundation of our approach to stewardship within fundamental active investing.3 Through direct dialogue with company leadership, we seek to understand their businesses and how they manage risks and opportunities to deliver durable, risk-adjusted financial returns. Portfolio managers and stewardship specialists may engage jointly or independently on material corporate governance matters. Our discussions focus on topics relevant to a company’s success over time, including governance and leadership, corporate strategy, capital structure and financial performance, operations and material sustainability-related risks, as well as macro-economic, geopolitical and sector dynamics. We aim to be constructive investors and are generally supportive of management teams that have a track record of financial value creation. We aim to build and maintain strong relationships with company leadership based on open dialogue and mutual respect.
Different active equity strategies may implement these voting guidelines differently, as a result of the latitude each portfolio manager has to make independent voting decisions on their holdings. For example, BAIS will generally vote the holdings in Systematic Active Equity portfolios in accordance with these guidelines. We provide voting recommendations to fundamental equity portfolio managers, who may determine to vote differently based on each portfolio’s investment objectives and strategy.
These guidelines discuss BAIS’ views on corporate governance topics on which we may engage with management teams and board directors4 and on matters that routinely come to a shareholder vote. We recognize that accepted corporate governance norms can differ across markets, and believe these guidelines represent globally applicable elements of governance that support a company’s ability to manage material risks and opportunities and deliver financial returns to investors. Generally, we believe companies should observe accepted corporate governance norms within their local markets or, particularly in markets without well-established norms, aspire to widely recognized international best practices. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation. We look to companies to provide disclosures that explain how their approach to corporate governance best aligns with the financial interests of their investors.
3 On February 11, 2025, the U.S. Securities and Exchange Commission (SEC) staff issued updated guidance for shareholders to maintain their eligibility to report their beneficial ownership under Schedule 13G of the Exchange Act. We comply fully with these requirements and do not engage with portfolio companies for the purpose, or with the effect, of changing or influencing control of the company.
4 References to the board, board directors or non-executive directors should be understood to include supervisory boards and their members, where relevant. Our approach to stewardship within active equities.
Our approach to stewardship within active equities
Voting at a company's shareholder meeting is a right of share ownership and a core principle of corporate governance. The voting rights attached to clients’ holdings are an important mechanism for investors to express support for, or concern about, a company’s performance. As a fiduciary, BlackRock is legally required to make proxy voting determinations, on behalf of clients who have delegated voting authority to us, in a manner consistent with BlackRock’s contractual arrangements with clients and funds.
In general, we tend to support the recommendations of the board of directors and management. As indicated below, we may vote against management recommendations when we have concerns about how companies are serving the financial interests of our clients as their shareholders. BAIS takes a globally consistent approach to voting but considers the different corporate governance regulations and norms across markets. Votes are determined on a case-by-case basis, in the context of a company’s situation and the investment mandate we have from clients. Please see page 19 for more information about how we fulfill and oversee our investment stewardship responsibilities for BlackRock’s non-index equity strategies.5
5 Non-index equity strategies include active equity holdings in BlackRock’s fundamental equity, systematic equity and multi-asset solutions strategies, as well as holdings in BlackRock’s index and active fixed income strategies, to the extent those strategies hold voting securities or conduct issuer engagements.
Our approach to stewardship within fixed income
Although fixed income investors do not have the right to vote at shareholder meetings, issuer engagement is a component of fixed income investment strategies at BlackRock, particularly for those with sustainability objectives in addition to financial objectives. Most corporate governance-related fixed income engagements are undertaken in conjunction with the active investment stewardship team, and often active equity investors. In addition to the topics listed below, engagement with fixed income investment teams may help inform an issuer’s approach to structuring specialist issuances and the standard terms and information in bond documentation.
Boards of Directors
Roles and responsibilities
There is widespread consensus that the foundation of good corporate governance is an effective board of directors that is able to advise and supervise management in an independent and objective manner.6
We look to the board of directors (hereafter the “board”) to have an oversight role in the establishment and realization of a company’s strategy, purpose and culture. These constructs are interdependent and, when aligned, can better position a company to be resilient in the face of a changing business environment, help reduce the risks of corporate or employee misconduct, and attract and retain the caliber of workers necessary to deliver financial performance over time.
In overseeing the management of the company, the board ensures the necessary resources, policies and procedures are in place to help management meet its strategic objectives within an agreed risk tolerance.
One of the most important responsibilities of the board is to appoint, and remove as necessary, the chief executive officer (“CEO”). In addition, the board plays a meaningful role in monitoring the performance of the CEO and other key executives, determining executive compensation, ensuring a rigorous audit, overseeing strategy execution and risk management and engaging with shareholders, and other stakeholders, as necessary.
6 See the Corporate Governance Codes of Germany, Japan, and the UK, as well as the corporate governance principles of the US Business Roundtable as examples.
Composition and effectiveness
Appointment process
A formal and transparent process for identifying and appointing director candidates is critical to ensuring the board is composed of directors with the appropriate mix of skills and experience. Generally, the board or a sub-committee determines the general criteria given the company’s circumstances (e.g., sector, maturity, geographic footprint) and any additional criteria for a specific role being filled (e.g., financial expertise, industry track record). To inform the process, we encourage companies to review the skills and experience of incumbent directors to identify any gaps and whether the skills and experience of a director candidate would be additive. We welcome disclosures that explain how the board considered different skills and experience to ensure that the directors collectively can be effective in fulfilling their responsibilities. We assess a company’s board composition against that of its peer group and local market requirements.

Shareholders periodically vote to elect directors to serve on the board. We do not prescribe any particular board composition in our engagements or voting but seek to understand how well placed a board is to act in investors’ interests. We may vote against the election of the most senior independent director, or the chair of the relevant committee, where a company has not demonstrated it has an appointment process that results in a high functioning board with the appropriate complement of skills and experience amongst the directors to support strong financial performance over time. We may vote against newly nominated directors who do not seem to have the appropriate skills or experience to contribute to the board’s effectiveness.
Independence
Director independence from management, significant shareholders or other stakeholders (e.g., government or employees) is of paramount importance to the protection of the interests of minority shareholders such as BlackRock’s clients. We consider it good practice for at least half the directors to be independent and free from conflicts of interest or undue influence.7 This also helps to ensure that board committees are composed of a sufficient number of independent directors. Companies domiciled in markets with a higher threshold for board independence should meet those local requirements.
We may vote against the election of non-independent directors if the board does not have a sufficient balance of independence. We may also vote against the election of the chair of the committee responsible for board composition if this is a perennial issue.
7 Common impediments to independence may include but are not limited to: current or recent employment at the company or a subsidiary; being, or representing, a shareholder with a substantial shareholding in the company; interlocking directorships; lengthy tenure, and having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
Independent board leadership
Practices across markets differ, as do board structures, but we observe two main approaches to independent board leadership. One is a non-executive, independent chair of the board who is responsible for leading the board in the effective exercise of its duties. The other is a lead or senior independent director, who is responsible for coordinating with the other non-executive directors and working closely with the executive chair on the board agenda and other board procedures. In this case, the executive chair and the lead independent director work together to ensure the board is effectively fulfilling its responsibilities. In our view, the independent leader of the board, and/or the chair of a relevant committee, should be available to investors to discuss governance matters such as CEO succession, executive pay, and board performance. We look to boards to explain their board leadership model and how it serves the interests of shareholders.
We may vote against the election of the chair of the committee responsible for board composition if there is not an identified independent leader of the board with clear responsibilities for board performance. We may vote against the most senior independent director if the board has a policy of not engaging with shareholders.
Tenure and succession
In our view, it is good practice for boards to establish the length of time a director would normally be expected to serve, in line with market norms where those exist. We find it helpful when companies disclose their approach to director tenure particularly around the contributions of directors who have served for longer periods than typically provided for under local practice. In our experience, long-serving directors could become less independent given their long-term relationship with management and involvement in past board decisions.
Succession planning for board roles helps achieve the appropriate cadence of turnover that balances renewal through the regular introduction of directors with fresh perspectives and expertise with continuity through the retention of directors with long-term knowledge of the board and company.
In markets where there is not specific director tenure guidance from regulation or corporate governance best practices, we may vote against the election of the chair of the committee responsible for board composition if a company does not clearly disclose its approach to director tenure and board renewal. We may vote against the election of directors who have served for more years than is typical in markets with specific guidance, where the case for their continued service is not evident.
Capacity
To be effective and engaged, directors need to have the time and energy to commit to the role. In our view, an effective board will assess the ability of its members to maintain an appropriate focus on board matters and the company taking into consideration competing responsibilities. We recognize that board leadership roles vary across markets in responsibilities and required time commitment but note that they are generally more intensive than a standard directorship. We will take local norms and practices into consideration when making our voting determinations across markets.
We may vote against the election of directors who do not seem to have sufficient capacity to effectively fulfil their duties to the board and company.
Director elections
Regular election of directors, ideally annually, supports director accountability to shareholders. A classified board structure8 may be justified by a company when it needs consistency and stability during a time of transition, or on the basis of its business model (e.g., a non-operating company such as closed-end funds).
Shareholders should have the opportunity to evaluate nominated directors individually rather than in bundled slates. We look to companies to provide sufficient information on each director standing for election so that shareholders can assess their capabilities and suitability. We will generally not support the election of directors whose names and biographical details have not been disclosed sufficiently in advance of the shareholder meeting.
Each director’s appointment should be dependent on receiving a simple majority of the votes cast at the shareholder meeting. Where a company’s practices differ, we look to the board to provide a detailed explanation as to how its approach best serves investors’ interests.
We may vote for shareholder or management proposals seeking to establish annual election of directors and/or a simple majority vote standard for director elections. We may vote against all the directors standing for election as part of a single slate if we have concerns about the profile or performance of an individual director.
8 A classified board divides the directors into classes with different overlapping terms. As a result, only one class of directors stands for election in any one year.
Committees
Many boards establish committees to focus on specific responsibilities of the board such as audit and risk, governance and human capital, and executive compensation, amongst other matters. We do not prescribe to companies what committees they should establish, but we seek to understand the board’s rationale for the committee structure it determines is appropriate. We note that, in some markets, regulation requires such committees. The responsibilities of each committee should be clear, and the board should ensure that all critical matters are assigned either to the full board or to one of the committees. It is helpful to investor understanding when the board discloses the structure, membership, proportion of independent directors, and responsibilities of each committee. The responsibilities we typically see assigned to the three most common committees include:
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Audit and risk – oversight responsibilities for the integrity of financial reporting, risk management and compliance with legal and regulatory requirements; may also play an oversight role in relation to the internal audit function and whistleblowing mechanisms.
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Nominating, governance and human capital – oversight responsibilities for corporate governance principles and practices of the company, including the periodic review of board performance; responsibility for succession planning for CEO and key board roles, as well as the director appointment process; may also have oversight responsibilities for human capital management strategies, including corporate culture and purpose.
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Executive compensation – determines the compensation policies and programs for the CEO and other executive officers, approves annual awards and payments under the policies; may also have oversight responsibilities for firm-wide compensation policies.
We may vote against the election of the chair of the committee or other directors serving as committee members to convey concerns about how a committee has undertaken its responsibilities. We may vote against the election of the most senior non-executive director if there is not a clearly disclosed approach to board committees.
Board and director evaluation
We consider it best practice for companies to conduct an annual review of the performance of the board, the committees, the chair and individual directors. Periodically, this review could be undertaken by an independent third party able to bring objective perspectives to the board on governance and performance. We encourage companies to disclose their approach to and the objectives of evaluations, including any changes made to the board’s approach as a result.
Access to independent advice
To support the directors in effectively fulfilling their duties to the company and shareholders, they should have access to independent advice. In certain circumstances, it may be helpful to boards to retain independent third parties to advise on critical matters. These might include new industry developments such as emergent and disruptive technology, operating events with material consequences for the company’s reputation and/or performance, or significant transactions. Board committees may similarly retain third parties to advise them on specialist matters such as audit, compensation and succession planning.
Executive compensation
Boards play an important role in establishing compensation arrangements that enable the company to recruit, retain and reward the caliber of executive management necessary to lead and operate the company to deliver superior financial returns over time. We focus on alignment between variable pay and a company’s financial performance.
Generally, executive compensation arrangements have four components: base salary, annual bonus that rewards performance against short-term metrics, incentives - most often share-based- that reward performance against long-term metrics, and pensions and benefits. In our observation, base salary, pensions and benefits are largely set relative to market norms and benchmarks. The annual bonus and share-based incentive, or variable pay plans, tend to be tailored to the company, its sector and long-term strategy, as well as the individuals the board is seeking to recruit and motivate.
Recognizing the unique circumstances of each company, we determine whether to support a company’s approach to executive compensation on a case-by-case basis. We rely on companies providing sufficient quantitative and qualitative information in their disclosures to enable shareholders to understand the compensation arrangements and assess the alignment with investors’ interests. Features we look for in compensation arrangements include:

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Fixed pay components, including base salary, benefits and prerequisites that are appropriate in the context of the company’s size, sector and market.
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Variable pay subject to performance metrics that are closely linked to the company’s short- and long-term strategic objectives.
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Long-term incentives that motivate sustained performance across a multi-year period.
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A balance between fixed and variable pay, short- and long-term incentives, and specific instruments (cash and equity awards) that promotes pay program durability and seldom necessitates one-off, discretionary payments.
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Pay outcomes that are consistent with the returns to investors over the relevant time period.
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Board discretion, if allowed within the variable pay arrangements, to be used sparingly, responsibly and transparently.
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A requirement, that participants in long-term share-based incentive plans build a meaningful shareholding in the company within a defined time period, as determined by the board or relevant board committee.
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Change of control provisions that appropriately balance the interests of executives and shareholders.
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Clawback or malus provisions that allow the company to recoup or hold back variable compensation from individuals whose awards were based on fraudulent activities, misstated financial reports, or executive misconduct.
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Severance arrangements that protect the company’s interests but do not cost more than is contractual.
We may vote against proposals to introduce new share-based incentives, approve existing policies or plans, or approve the compensation report where we do not see alignment between executive compensation arrangements and our clients’ financial interests. When there is not an alternative, or where there have been multi-year issues with compensation misaligned with performance, we may vote against the election of the chair of the responsible committee, or the most senior independent director.
Non-executive director compensation
Companies generally pay non-executive directors an annual retainer or fee in cash, shares or a combination of the two. Some companies also pay additional fees for service on board committees or in board leadership roles. We do not support non-executive directors participating in performance-based incentive plans as doing so may create a conflict of interest and undermine their independence from management, whom they oversee.
Capital structure
Boards are responsible for ensuring senior executive leadership has established a capital strategy that achieves appropriate capital allocation in support of long-term financial resilience.
Where company practices diverge from those set out below, we look for companies to disclose why they view these practices to be aligned with shareholders’ interests. We may vote against management proposals seeking capital-related authorities, or the election of the most senior independent director, if we have concerns about a company’s approach. We may also support a shareholder proposal seeking conversion of shares with differentiated voting rights to a one-share, one-vote standard.
Share issuance
We assess requests for share issuance for particular transactions on a case-by-case basis. We will generally support authorities to issue shares when subject to pre-emptive rights, and up to 20% absent pre-emptive rights. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
Share buybacks
We assess share buyback proposals in the context of the company’s disclosed capital management strategy and management’s determination of the appropriate balance between investment that supports the long-term growth of the company and returning cash to investors. We also take into consideration the effect of a buyback program on the company’s balance sheet and executive compensation arrangements and the price at which shares are repurchased relative to market price. We consider it good practice for companies to seek regular approval of these authorities to allow shareholders to take into consideration how prior authorities were used, as well as the current circumstances of the company and the market environment.
Dividends
We generally defer to management and the board on dividend policy but may engage to seek further clarification where a proposed dividend appears out of line with the company’s financial position.
Differentiated voting rights
We prefer companies to adopt a one-share, one-vote structure for share classes with the same economic exposure. Certain companies, particularly those new to public markets, could make the case to adopt a differentiated voting rights structure, or dual class stock. In those situations, we encourage companies to evaluate and seek approval for their capital structure on a periodic basis.

Transactions and special situations
We monitor developments in transactions and special situations closely and undertake our own detailed analyses of proposals.
Mergers and acquisitions
We evaluate proposed mergers or acquisitions by assessing the financial outcome for our clients as minority shareholders. Management should provide an assessment of the proposed transaction’s strategic and financial rationale, along with its execution and operational risks. We review each transaction independently based on these factors and the degree to which the transaction enhances shareholder value. The board might consider establishing an ad hoc transaction committee to undertake an independent assessment of a significant merger or acquisition, in advance of making its recommendation to shareholders.
We will vote against transactions that, in our assessment, do not advance our clients’ financial interests.
Anti-takeover defenses
In principle, we do not support companies using anti-takeover defenses, also known as poison pills or shareholder rights plans, as they can entrench management and boards which have not delivered long-term shareholder value. By exception, a poison pill may be supported if its purpose is to delay a takeover that is considered sub-optimal and enable management to seek an improved offer. Similarly, management could make the case to use a poison pill to block a shareholder activism campaign that may be counter to the interests of other investors. Defense mechanisms introduced in these circumstances should be limited in term and threshold, and also be closely monitored by the independent members of the board. We consider it good practice for companies to put to a shareholder vote any mechanisms expected to be in place for more than 12 months.
Shareholder activism
When companies are the focus of an activism campaign, we may communicate with the activist to understand their analysis and objectives, once they have publicly disclosed their campaign. We may also engage with company management and possibly board members, especially those the activist may be seeking to replace. In our assessment, we evaluate various factors, including the concerns raised by the activist and the case for change; the quality of both the activist’s and management’s plans; and the qualifications of each party’s candidates. We evaluate each contested situation by assessing the potential financial outcome for our clients as minority shareholders.
We may support board candidates nominated by a shareholder activist if BAIS, in its independent judgment, or the relevant portfolio manager has determined that there is a case for change to enhance shareholder value, or if the incumbent board members do not demonstrate the relevant skills and expertise or have a poor track record of protecting shareholders’ interests.
Significant shareholders and related party transactions
Boards of companies with affiliated shareholders or directors should give equitable consideration to the interests of all shareholders when evaluating related party transactions.
We consider it good practice for transactions with related parties, such as significant shareholders or companies affiliated with the public company, to be disclosed in detail and conducted on terms similar to what would objectively have been agreed with a non-related party. In our view, such transactions should be reviewed and approved by the independent members of the board, and if voted on, only disinterested shareholders should vote.
Corporate reporting, risk management and audit
Investors depend on corporate reporting, both regulatory and voluntary, to understand a company’s strategy, its implementation and financial performance, as well as to assess the quality of management and operations and potential for the company to create shareholder value over time. We consider it good practice for the board to oversee corporate reporting and the policies and procedures underpinning the internal audit function and external audit.
A company’s financial reporting should provide decision-useful information for investors, and other stakeholders, on its financial performance and position. It should provide an accurate and balanced assessment of the risks and opportunities the company faces in realizing its long-term strategy. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified. Financial statements should be prepared in accordance with globally developed reporting standards and any divergence from generally accepted accounting principles should be explained in detail and justified. Accounting restatements should be explained in detail and any remedial actions, and the implications of these, disclosed.
In this context, audit committees play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information, internal control frameworks and Enterprise Risk Management systems. In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders. Audit committees should have a procedure in place for assessing the independence of the auditor and the quality of the external audit process annually.
Similarly, we encourage companies to disclose material sustainability-related factors that are integral to how a company manages risks or generates revenue. BAIS finds it helpful to our understanding when companies provide robust, standardized disclosures on their material sustainability-related risks and opportunities. The International Sustainability Standards Board (ISSB) is one entity working to meet these objectives through its reporting standards, which may be helpful to companies in preparing such reports.9 However, we do not mandate any specific disclosure framework, and note that companies in certain jurisdictions are subject to mandatory reporting requirements under standards specified by policy makers.10
Companies should establish robust risk management and internal control processes appropriate to the company’s business, risk tolerance, and regulatory environment. A credible whistleblowing system for employees, and potentially other stakeholders, can be a useful mechanism for ensuring that senior management and the board are aware of potential misconduct or breaches in risk management and internal control processes.
A comprehensive audit conducted by an independent audit firm contributes to investor confidence in the quality of corporate reporting. It is helpful when the audit report gives some insight into the scope and focus of the audit, as well as any critical audit matters identified and how these were resolved. A comprehensive and effective audit is time and resource intensive, and the audit fee should be commensurate. Fees paid to the audit firm for non-audit consulting should not exceed the audit fee to a degree that may prompt concerns about the independence of the audit. The audit committee should explain its position on auditor tenure and how it confirmed that the auditor remained independent.
We may vote against the election of the responsible directors if corporate reporting is insufficient or there are material misstatements in financial reports. In markets where relevant, we may vote against a proposal to approve the financial statements or the discharge of the board when we are concerned about the quality of corporate reporting or the audit. We may vote against proposals to appoint the auditor, ratify the audit report, or approve the audit fee if we are concerned about the auditor’s independence, the quality of the audit, or there are material misstatements in financial reports and the board has not established reasonable remediation plans.
9 The ISSB is an independent standard-setting body within the International Financial Reporting Standards (IFRS) Foundation. Please refer to the IFRS website to learn more about the framework and standards S1 “General Requirements for Disclosure of Sustainability-related Financial Information” and S2 “Climate-related Disclosures.”
10 See, for examples, https://www.ifrs.org/news-and-events/news/2025/06/ifrs-foundation-publishes-jurisdictional-profiles-issb-standards/ and https://finance.ec.europa.eu/capital-markets-union-and-financial-markets/company-reporting-and-auditing/company-reporting/corporate-sustainability-reporting_en.
Shareholder rights and protections
General shareholder meetings
Companies normally have an annual general meeting of shareholders at which routine and non-routine items of business are discussed and voted on by shareholders in attendance or submitting proxy votes. Companies should disclose materials relevant to the shareholder meeting sufficiently in advance so that shareholders can take them into consideration in their voting decisions. Many companies offer shareholders the option of participating in the meeting virtually which, whilst welcome, should not limit the rights of shareholders to participate as they would during an in-person meeting.
We may vote against directors when materials related to the business of the shareholder meeting are not provided in a timely manner or do not provide sufficient information for us to make an informed voting decision. We may vote against directors if the format of the shareholder meeting does not accommodate reasonable shareholder participation.
Bylaw amendments
We review bylaw amendments proposed by management on a case-by-case basis and will generally support those that are aligned with the interests of minority shareholders. Any material changes to the bylaws should be explained in detail and put to a shareholder vote.
We may vote against bylaw amendments that reduce shareholder rights and protections or introduce additional burdens. We may vote against directors if material changes are made to the bylaws without shareholder approval.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to call a special meeting of shareholders. The shareholding required to exercise this right should balance its utility with the cost to the company of holding special meetings.
If not provided for in the relevant corporate law, company bylaws should allow shareholders, individually or as a group, with a meaningful shareholding, the right to nominate directors to the company’s board. The threshold for this right should be set so that shareholders can exercise it without being unduly disruptive to the board’s own nomination process.
Whilst we would not use either of these rights ourselves, we see them as important accountability mechanisms. We may vote for a shareholder proposal seeking the addition of either of these provisions to a company’s bylaws.
Change of domicile
We generally defer to management on proposals to change a company’s domicile as long as the rationale for doing so is consistent with the company’s long-term strategy and business model and the related costs are immaterial.
We may vote against directors or a proposal to change a company’s domicile where it does not seem aligned with our clients’ financial interests.
Changes to a company’s purpose or the nature of its business
Plans to materially change the nature of a company’s business or its purpose should be disclosed and explained in the context of long-term strategy and business dynamics. Such changes may significantly alter an investor’s views on the suitability of a company for their investment strategy or portfolio.
Where relevant, we may vote against proposals to change a company’s purpose or the nature of its business if the board has not provided a credible argument for change.
Shareholder proposals
Shareholders in many markets, who meet certain eligibility criteria, have the right to submit proposals to the general shareholder meeting asking a company to take a particular course of action subject to the proposal being supported by a majority of votes cast at the meeting. The topics raised can address a range of matters that may be relevant to a company’s business.
We vote on these proposals on a case-by-case basis. We assess the relevance of the topic raised to a company’s business and its current approach, whether the actions sought are consistent with shareholders’ interests, and what impact the proposal being acted upon might have on financial performance.
Our general approach where we have concerns about a company’s governance, disclosures or performance is to engage to understand the apparent difference in perspective. If we are concerned a company is not acting in shareholders’ financial interests, we may vote against the election of directors. We may support a relevant shareholder proposal if doing so is aligned with our clients’ financial interests. We generally do not support shareholder proposals that are legally binding on the company, seek to alter a company’s strategy or direct its operations, or are unrelated to how a company manages risk or generates financial returns.
BlackRock is subject to rules, regulations, agency guidance and contractual agreements that place restrictions and limitations on how we can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We do not submit shareholder proposals but can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
Corporate political activities
A corporation’s ability to engage in the policy process is subject to rules and regulations set by the jurisdictions in which they engage. When a corporation reports material financial risk related to policy and or regulatory changes, BAIS may seek to understand how it is addressing the material risk identified. We seek to understand how companies engage in corporate political activities and ensure that their participation is consistent with their public statements on policy matters material to the company’s long-term strategy. The board should be aware of the approach taken by management on corporate political activities as there can be reputational risks arising from inconsistencies between a company’s policy engagement and stated policy positions. Companies should, as a minimum, meet all regulatory disclosure requirements on political activities. We may engage a company where we would like to better understand its approach to policy engagement, where relevant.
To mitigate the risk of inconsistencies, companies may wish to assess the alignment between their policy priorities and the policy positions of the trade associations of which they are active members and any engagements undertaken by trade associations on behalf of members.
We may support a relevant shareholder proposal, or vote against directors, where a company’s disclosures are insufficient to address the material risk it has identified.
Material sustainability-related risks and opportunities
We seek to understand how companies manage the material risks and opportunities inherent in their business operations. In our experience, sustainability-related factors11 that are relevant to a company’s business or material to its financial performance, are generally operational considerations embedded into day-to-day management systems. Certain sustainability issues may also inform long-term strategic planning, for example, investing in product innovation in anticipation of changing consumer demand or adapting supply chains in response to changing regulatory requirements.
We recognize that the specific sustainability-related factors that may be financially material or business relevant will vary by company business model, sector, key markets, and time horizon, amongst other considerations. From company disclosures and our engagement, we aim to understand how management is identifying, assessing and integrating material sustainability-related risks and opportunities into their business decision-making and practices. Doing so helps us undertake a more holistic assessment of a company’s potential financial performance and the likely risk-adjusted returns of an investment.
We may vote against directors or support a relevant shareholder proposal if we have concerns about how a company is managing or disclosing its approach to material sustainability-related risks that may impact financial returns.
11 By material sustainability-related risks and opportunities, we mean the drivers of risk and financial value creation in a company’s business model that have an environmental or social dependency or impact. Examples of environmental issues include, but are not limited to, water use, land use, waste management, and climate risk. Examples of social issues include, but are not limited to, human capital management, impacts on the communities in which a company operates, customer loyalty, and relationships with regulators. It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. Governance is the core means by which boards can oversee the creation of durable financial value over time. Appropriate risk oversight of business-relevant and material sustainability-related considerations is a component of a sound governance framework.
Key stakeholders
In our view, companies should understand and take into consideration the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate. Companies that appropriately balance the interests of investors and other stakeholders are, in our experience, more likely to be financially resilient over time.
Climate and decarbonization investment objectives
Certain active BlackRock funds have climate and decarbonization objectives in addition to financial objectives. Consistent with the objectives of those investment strategies, our stewardship activity in relation to the holdings in those funds differs in some respects from BAIS’ benchmark guidelines, which are described above. Specifically, for those funds’ holdings, we look to investee companies to demonstrate that they are aligned with a decarbonization pathway that means their business model would be viable in a low-carbon economy, i.e., one in which global temperature rise is limited to 1.5⁰C above pre-industrial levels. In addition, clients in separately managed accounts may instruct BlackRock to apply these guidelines to their holdings. Both in the case of funds and separately managed accounts, these guidelines are only implemented upon explicit selection and approval by the applicable fund board or client.
These decarbonization stewardship guidelines focus on companies which produce goods and services that contribute to real world decarbonization or have a carbon intensive business model and face outsized impacts from the low carbon transition, based on reported and estimated scopes 1, 2, and 3 greenhouse gas emissions. These companies should provide disclosures that set out their governance, strategy, risk management processes and metrics and targets relevant to decarbonization. It is helpful to investors’ understanding when these disclosures include an explanation of the decarbonization scenarios a company is using in its near- and long-term planning, as well as its scope 1, scope 2 and material scope 3 greenhouse gas (GHG) emissions and reduction targets for scope 1 and 2 emissions.
Under these climate- and decarbonization-specific guidelines, BAIS may recommend a vote against directors or support for a relevant shareholder proposal if a company does not appear to be adequately acting to address or disclosing material climate-related risks, consistent with the parameters set out in these climate- and decarbonization-specific guidelines. We may recommend supporting shareholder proposals seeking information relevant to a company’s stated low-carbon transition strategy or targets that the company does not currently provide and that would be helpful to investment decision-making. We would not recommend support for shareholder proposals that seek to constrain board or management decision-making or direct specific business or strategic decisions. As under the BAIS benchmark approach, the active portfolio managers are ultimately responsible for voting consistent with their investment mandate and fund objectives. For the funds and accounts in scope, voting on matters not related to climate risk and the energy transition is undertaken in line with BAIS’ benchmark guidelines.
Appendix 1: How we fulfil and oversee our investment stewardship responsibilities for non-index equity investment strategies
Oversight
The Global Head of BAIS has primary oversight of and responsibility for the team’s activities, including voting in accordance with the BlackRock Active Investment Stewardship Global Engagement and Voting Guidelines (the “Guidelines”), which require the application of professional judgment and consideration of each company’s unique circumstances, as well as input from active investors. BAIS is independent from BlackRock Investment Stewardship in our engagement and voting activities, reporting lines, and oversight.
The Stewardship Leaders Group, comprised of senior active investors and other relevant stakeholders in BlackRock’s legal, public policy, sustainability and communications teams, helps shape the firm’s approach to investment stewardship on non-index equity investment strategies. The Group may advise on and review amendments to BAIS’ policies and practices. It does not determine voting decisions, which are the responsibility of BAIS and the relevant active equity investors.
BAIS carries out engagement with companies in collaboration with active investment colleagues, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the Guidelines. BAIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BAIS may use third parties for certain of the foregoing activities and performs oversight of those third parties (see “Use and oversight of third-party vote services providers” below).
Voting guidelines and vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. We carefully consider the voting items submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BAIS will normally vote on specific proxy issues in accordance with the Guidelines, although portfolio managers have the right to vote differently on their holdings if they determine doing so is more aligned with the investment objective and financial interests of clients invested in the funds they manage.
The Guidelines are not intended to be exhaustive. BAIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BAIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that are commonly put to a shareholder vote. The Guidelines are reviewed annually and updated as necessary to reflect changes in market practices, developments in corporate governance and feedback from companies and clients. In this way, BAIS aims to maintain policies that explain our approach to governance practices most aligned with clients’ long-term financial interests.
In certain markets, proxy voting involves logistical issues which can affect BAIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings from the point at which votes are submitted until after the after the shareholder meeting has occurred); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BAIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Voting Choice
BlackRock offers Voting Choice, a program that provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) and multi-asset strategies. In addition, institutional clients in separately managed accounts (SMAs) are eligible for BlackRock Voting Choice regardless of their investment strategies.12
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BAIS to vote on their behalf, have authorized BlackRock to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Our clients have greater control over proxy voting because of Voting Choice.13
12 With Voting Choice, SMAs have the ability to select from a set of voting policies from third-party proxy advisers the policy that best aligns with their views and preferences. BlackRock can then use its proxy voting infrastructure to cast votes based on the client’s selected voting policy.
13 BlackRock does not disclose client information, including a client’s selection of proxy policy, without client consent.
Use and oversight of third-party vote services providers
Third-party vote services providers – or proxy research firms - provide research and recommendations on proxy votes, as well as voting infrastructure. BlackRock contracts primarily with the vote services provider ISS and leverages its online platform to supply research and support voting, record keeping, and reporting processes. We also use Glass Lewis’ research and analysis as an input into our voting process. It is important to note that, although proxy research firms provide important data and analysis, BAIS does not rely solely on their information or follow their voting recommendations. A company’s disclosures, our engagements and voting, investment colleagues’ insights and our Guidelines are important inputs into our voting decisions on behalf of clients.
Given the large universe of actively held companies, BAIS employs the proxy services provider to streamline the voting process by making voting recommendations based on BAIS’ Guidelines when the items on a shareholder meeting agenda are routine. Agenda items that are not routine are referred back to BAIS to assess, escalate as necessary to the relevant portfolio managers and vote. BAIS reviews and can override the recommendations of the vote services provider at any time prior to the vote deadline. Both BAIS and the vote services provider actively monitor securities filings, research reports, company announcements, and direct communications from companies to ensure awareness of supplemental disclosures and proxy materials that may require a modification of votes.
BAIS closely monitors the third-party vote services providers we contract with to ensure that they are meeting our service level expectations and have effective policies and procedures in place to manage potential conflicts of interest. Our oversight of service providers includes regular meetings with client service teams, systematic monitoring of vendor operations, as well as annual due diligence meetings in accordance with BlackRock’s firmwide policies.
Conflicts management policies and procedures
BlackRock maintains policies and procedures that seek to prevent undue influence on BAIS’ proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock

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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term financial interests in the companies in which BlackRock invests on their behalf
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Established a reporting structure that separates BAIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given preferential treatment or differentiated access. BAIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a more informed voting decision or to better understand a company's perspectives on financially material risks and opportunities. Within the normal course of business, BAIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
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Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid perceived or potential conflicts of interest, to satisfy regulatory requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for certain perceived or potential conflicts of interest, including:
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public companies that include BlackRock employees on their boards of directors
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public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
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public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
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public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider.
Securities Lending
If authorized, BlackRock acts as a securities lending agent on behalf of its clients. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns which in turn may allow fund providers to offset fund expenses.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them to allow for voting. This decision is guided by our fiduciary duty as an asset manager to our clients in helping them achieve their investment goals. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration). BAIS works with active portfolio managers, as well as colleagues in the Securities Lending team, to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to clients of voting shares would not warrant recalling securities on loan. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Reporting and vote transparency
BAIS is committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and disclosure on our website.
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Prepared by BlackRock, Inc.
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Goldman Sachs Asset Management, L.P. (“GSAM”)
Policy, Procedures and Guidelines for GSAM’s Global Proxy Voting
March 2026
2026 Edition
GOLDMAN SACHS ASSET MANAGEMENT’S GLOBAL PROXY VOTING: POLICY, PROCEDURES AND GUIDELINES1
Overview
Goldman Sachs Asset Management has adopted the policies set out below regarding the voting of proxies (the “Policy”). A summary of the processes that we undertake in the execution of this function is attached as Part I.
Proxy voting and the analysis of corporate governance issues in general are important elements of the portfolio management services we provide to our advisory clients who have authorized us to address these matters on their behalf. Our guiding principles in performing proxy voting are to make decisions that favor proposals that in our view maximize a company’s long-term shareholder value and are not influenced by conflicts of interest. These principles reflect our belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. When evaluating voting proposals, we balance the purpose of a proposal with the overall benefit to shareholders.
To implement these guiding principles for investments in publicly traded equities of operating and/or holding companies for which we have voting power on any record date, we maintain customized proxy voting guidelines that have been developed by our portfolio management and our Global Stewardship Teams (the “Guidelines”). The Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and shareholder proposals. Recognizing the global complexity and fact-specific nature of many corporate governance issues, the Guidelines identify factors we may consider in determining how the vote should be cast. A summary of the Guidelines is attached as Part II.
The Guidelines are designed to guide us in making proxy voting decisions, and not necessarily in making investment decisions. Our Portfolio Management Teams (each, a “Portfolio Management Team”) base their determinations of whether to invest in a particular company on a variety of factors, and while corporate governance may be one such factor, it may not be the primary consideration.
The Global Stewardship Team generally reviews this Policy annually to ensure it continues to be consistent with our guiding principles.
PART I: PROXY VOTING PROCESSES AND PROCEDURES
A. PROXY VOTING RESPONSIBILITIES
Global Stewardship Team
The Goldman Sachs Asset Management Global Stewardship Team helps drive the continued enhancement of our approach to stewardship in collaboration with our equity and fixed income investment teams. The work of the Global Stewardship Team is centered around three core activities:
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Engagement with company management of a subset of companies we are invested in on behalf of our clients.
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Proxy voting at companies that we have voting authority on behalf of our clients.
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Industry leadership to share insights and build best practices across the stewardship space.
Public Equity Investments
Fundamental Equity Team
The Fundamental Equity Portfolio Management Team views the analysis of corporate governance practices as an integral part of the investment research and stock valuation process. In forming their views on particular proxy voting matters, the Fundamental Equity Portfolio Management Team may consider their views on the company, applicable regional rules, standards, and practices in addition to the Guidelines.
Quantitative Investment Strategies (“QIS”) and Quantitative Equity Strategies (“QES”) Portfolio Management Teams
The QIS and QES Portfolio Management Teams generally follow the Guidelines, which align with the Portfolio Management Teams’ investment philosophy and approach to portfolio construction. The QIS and QES Portfolio Management Teams and the Global Stewardship Team retain the right, however, to review and individually assess any specific shareholder vote.
Fixed Income and Private Investments
Voting decisions with respect to client investments in fixed income securities generally follow the Guidelines. Securities of privately held issuers generally will be made by the relevant Portfolio Management Teams based on their assessment of the particular transactions or other matters at issue.

External Investing Group (“XIG”) and Externally Managed Strategies
Where we place client assets with managers outside of Goldman Sachs Asset Management, for example within our XIG business unit, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies. XIG may, however, retain proxy voting responsibilities where it deems appropriate or necessary under prevailing circumstances. To the extent XIG portfolio managers assume proxy voting responsibility with respect to publicly traded equity securities they will generally follow the Guidelines as discussed below.
B. Implementation OF THE GUIDELINES
General Implementation
Goldman Sachs Asset Management retains responsibility for all proxy voting decisions. The principles reflected in the Guidelines are designed to guide us in voting proxies on an array of issues. Portfolio Management Teams are responsible for casting votes in alignment with the Guidelines, acknowledging that individual Portfolio Management Teams may have different interpretations of the appropriate vote under the Guidelines (as described in the “override” process outlined below). Where we place client assets with managers outside of Goldman Sachs Asset Management, such external managers generally will be responsible for voting proxies in accordance with the managers’ own policies, including that we may make elections through external manager voting choice programs where applicable.
Under the oversight of the Global Stewardship Team, initial voting outputs (“Outputs”) are developed for each proxy vote that reflect the application of the Guidelines to the particular proposal. Outputs are generally prepopulated into a third-party proxy voting platform (described under “Voting Execution” below). Final votes are then submitted by the Global Stewardship Team through the proxy voting platform. In some cases, in certain markets, votes may be automatically submitted in accordance with the Output, although we retain the ability to recall such automatically submitted votes if warranted. If Goldman Sachs Asset Management becomes aware that an issuer has filed, or will file, additional proxy solicitation materials sufficiently in advance of the voting deadline, we will generally endeavor to consider such information where such information is viewed, in our discretion, as material when casting our vote. This may take the form of an override (as described below).
While we seek to vote at all eligible shareholder meetings, from time to time, our ability to vote proxies may be affected by regulatory requirements and compliance, legal or logistical considerations. As a result, from time to time, we may determine that it is not practicable or desirable to vote at certain shareholder meetings.
We disclose our voting publicly each year in a filing with the US Securities and Exchange Commission and on our website for all Goldman Sachs Asset Management US registered mutual funds. We also generally disclose our voting publicly on a quarterly basis on our website for company proxies voted according to the Guidelines.
Company Engagement
As part of the proxy voting process, companies may engage with shareholders to provide an opportunity for shareholders to share their views and to ask additional questions regarding the company’s corporate governance practices, in addition to any other relevant matters. When engaging with companies, we look to companies to demonstrate how the board considers addressing shareholder feedback received through voting or other channels. Where a management proposal receives a significant level of shareholder dissent, or where a majority of shares are voted in support of a shareholder proposal for which management recommended votes against, we may seek to understand how the board plans to respond to shareholder concerns.
Override Process
We generally cast proxy votes consistently with the Guidelines. Given the case-by-case nature of the Guidelines, there may be a difference of opinion as to the appropriate voting decision under the Guidelines on certain proxy votes, in which case a vote may be different from the Output or the votes cast by other Portfolio Management Teams. In such situations, we will follow our “override” process, which seeks to ensure that override decisions are not influenced by any conflict of interest. As a result of this discretion, Portfolio Management Teams may vote differently on proposals for the same company.
Our clients who have delegated voting responsibility to us with respect to their account may from time to time contact their client representative if they would like to direct us to vote in a particular manner for a particular proposal. We will use commercially reasonable efforts to vote according to the client’s request in these circumstances, however, our ability to implement such voting instruction will be dependent on operational matters.
Conflicts of Interest
Goldman Sachs Asset Management has implemented processes designed to prevent conflicts of interest from influencing its proxy voting decisions. These processes include information barriers as well as the use of the Guidelines and the override process. To mitigate perceived or potential conflicts of interest, when a proxy is for shares of The Goldman Sachs Group Inc. or a Goldman Sachs Asset Management managed fund, we will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.
C. VOTING EXECUTION
Use of Third Parties

We have retained a third-party proxy voting platform service (the “Proxy Platform Service”) to assist in the implementation of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. Goldman Sachs Asset Management is responsible for applying the Guidelines to each proxy issue and determining the appropriate voting decision. The Proxy Platform Service provides a platform that facilitates the casting of those votes in an efficient manner.
We conduct an annual due diligence meeting with the Proxy Platform Service to review the processes and procedures related to their voting platform, including any material changes in the services, operations, staffing or processes.
Securities Lending
Some of our managed portfolios participate in a securities lending program. Where applicable, the Fundamental Equity Portfolio Management Team will seek to recall shares that are out on loan for the purpose of voting at shareholder meetings. Recall requests are made on a best-efforts basis, and some requests may not be satisfied in time to vote the shares in question.
The QIS and QES Portfolio Management Teams generally will not recall shares that are out on loan for the purpose of voting at shareholder meetings.
PART II: PROXY VOTING GUIDELINES SUMMARY
The following section is a summary of the Guidelines, which form the substantive basis of the Policy with respect to global public equity investments of operating and/or holding companies. Applying these guidelines is subject to certain regional and country-specific exceptions and modifications and is not inclusive of all considerations in each market
Section 1: Director Elections
Board and Director Accountability
The board of directors serves on behalf of shareholders to ensure that management is effectively developing and implementing a strategy that will lead to long-term shareholder value. As such, we believe that shareholders have the right and responsibility to hold boards and directors accountable in fulfilling their duties and responsibilities. We view director elections as an important mechanism for shareholders to hold boards accountable
Oversight Role of the Board
Oversight of strategy and risk are key functions of the board of directors. Companies should be managing risks and opportunities that are material to their business and have a link to long-term value creation. We expect boards to:
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Have processes for reviewing the company’s risk appetite, existing risks, and emerging risks, including over different time horizons
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Actively engage with the management team on strategy development and oversee the development of a long-term strategic roadmap
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Disclose how the board provides oversight of the company’s strategy development, risk management, and risk identification system
If the board fails to discharge their risk oversight responsibilities effectively, we may vote against the relevant committee members and/or other relevant directors. This includes in instances of:
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Material failures of governance, stewardship, or fiduciary responsibilities at the company including but not limited to failure to meet global corporate governance principles and/or significant local market standards
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Failure to disclose material information in a timely manner
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Egregious actions related to the director(s)’ service on other boards or other evidence of improper business practices that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company
Committee Accountability
We believe that board committees play an important role in establishing strong corporate governance and oversight. Subject to local market laws and practices, we generally expect that the board of directors will establish committees to oversee areas such as, but not limited to, audit, executive and non-executive compensation, and director nominations and appointments. In certain circumstances or regions, we may expect the board to establish additional committees. The responsibilities of the committees should be publicly disclosed. Subject to local market practices, we generally expect key committees, including audit and compensation/remuneration, to be primarily, if not fully, independent. In most cases, we expect independent chairs to lead each of the key committees.
We may vote against committee chairs and/or members if we believe a particular committee has fallen short of carrying out their stated responsibilities.
Our expectations for key committees are stated below.
Audit Committee
Audit Committees should be responsible for overseeing the reporting of the company’s financial statements, the establishment of robust internal audit processes, and the management of the independent auditor.

We may consider votes against Audit Committee member(s) if we have serious concerns about the company’s accounting practices. These could include, but are not limited to:
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Fraud
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Material misstatement of the company’s financial statements
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Material weakness in the company’s financial reporting
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Excessive non-audit fees paid to the independent auditor
In our evaluation, we may examine the severity, breadth, chronological sequence and duration of the issues, as well as the company’s efforts at remediation or corrective actions. Given the serious nature of these issues, we may evaluate whether solely Audit Committee members should receive against votes, or if other board should also be held accountable.
Compensation Committee
Compensation, or Remuneration, Committees should be responsible for establishing the company’s policies and practices related to executive and non-executive compensation. This includes evaluating the appropriate compensation mechanisms and/or frameworks to attract and retain a strong executive team, and to motivate that team to deliver long-term shareholder value.
In evaluating whether directors serving on the Compensation Committee are effectively fulfilling their responsibilities, we may consider whether the company’s compensation plans and practices continue to include problematic pay practices that would cause us to vote against the plan for more than one year.
Nominating and Governance Committee
In general, Nominating and Governance Committees should be responsible for assessing current and prospective director qualities and competencies, conducting the board and director evaluation process, leading the board succession planning processes, and reviewing the board’s corporate governance practices.
In evaluating whether directors serving on the Nominating and Governance Committee are effectively fulfilling their responsibilities, we consider:
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Board composition requirements, including independence requirements, and the board’s alignment with applicable listing requirements, corporate governance codes, and local market practices
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Board refreshment processes, policies, and practices
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Current corporate governance practices and policies, and whether the company maintains or adopted certain governance provisions which may materially limit shareholder rights
Board and Director Accountability
To best represent the interests of shareholders, we believe boards should be comprised of directors who are independent, capable, committed, and engaged. The board should include qualified directors with relevant and complementary experience and skill sets. Companies should disclose director nominee information, including biographical information and how each director’s particular skills and experiences are relevant to the company and the board. Disclosure about nominees enables shareholders to make more informed voting decisions.
Evaluations of boards and directors will be informed by market-specific standards, practices, regulations, and other pertinent factors.
Director Independence
Independent directors are critical to oversee management and protect shareholder rights.
We generally expect the board to comply with its local listing standards’ (e.g. New York Stock Exchange / NASDAQ) definitions of independence. We may also consider additional company-specific criteria or local market practices when evaluating director’s independence.
Board Independence
An independent board is best positioned to maintain strong corporate governance practices, effectively support and oversee management, and ensure objectivity in decision-making.
We expect boards to be comprised of a majority of independent directors or align with local market practices. We may vote against responsible directors if we believe board oversight and objectivity is falling short of our expectations and could be improved with greater independent director representation.
Board Composition
Director Qualification and Skills
We believe boards should be comprised of directors with a mixture of backgrounds, skills, experiences, and perspectives, which should include a range of professional and personal characteristics useful to the effective oversight of the company’s business. We believe this diversity of thought supports the board in fostering robust conversations, better assessing and managing risks and opportunities, and providing strong oversight of the company.
We generally defer to the Nominating Committee, or the full board, to determine the appropriate board composition attributes. The board’s composition should align with local market-specific frameworks, codes, laws, standards, and practices, where applicable. Boards should have robust processes for evaluating director candidates and qualifications. They should regularly review the board’s composition, its identified key skills, and any potential skill gaps to ensure each director and the full board are best equipped to carry out their responsibilities.
To best understand the board’s composition and processes, we look for fulsome disclosure, including:
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Key skills, experiences, and attributes possessed by the directors
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Alignment of the key skills and experiences with the company’s long-term strategy
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The board’s process for regularly evaluating director skills and overall board composition
Tenure and Term Limits
We believe boards should have a reasonable mix of short-, medium-, and longer-tenured directors. An appropriate balance of tenure enables the board to maintain continuity and institutional knowledge while also introducing fresh perspectives and relevant skills.
We expect boards to regularly review director tenure as part of their board evaluation and refreshment processes. Should a board find age, tenure, and/or term limits useful, we defer to the board to set those limits and expect disclosure about the board’s policy.
While we do not mandate tenure or term limits, we may vote against certain directors, including members of the Nominating and Governance Committee, if we deem the board to have excessive average tenure and without sufficient mitigating factors, like robust refreshment practices.
In markets where local regulations or practices set maximum tenure standards, directors with tenure in excess of such regulations or practices generally will be considered non-independent.
Board and Committee Leadership
We generally believe that boards are best equipped to determine the appropriate board leadership and committee structure for their company, absent significant concerns about leadership, governance, and/or independence. We expect boards to disclose their approach and any relevant policies or processes. We also consider local market standards and practices.
Should significant governance concerns arise, this may inform our voting decisions at a company, including voting against certain directors or supporting shareholder proposals related to board leadership.
We expect boards’ commitment to strong independent leadership to carry through to committee leadership. Key committee chairs should be independent and possess the appropriate skills and experiences to lead the committee(s) on which they serve.
We expect disclosure around any policy related to committee leadership, including those related to committee rotations.
We also consider local market norms and standards where they differ from our baseline views.
Director Commitments
Attendance
Directors should be informed and engaged to best carry out their responsibilities. Board and committee meeting attendance is crucial to maintaining an informed board. We may vote against directors who demonstrate inadequate attendance, without sufficient mitigating factors.
Director Capacity and Commitments
We expect directors serving on shareholders’ behalf to have adequate time and attention to fulfill their responsibilities on each board on which they serve. Nominating committees should evaluate a director candidate’s commitments during the recruitment process and should regularly review each director’s capacity to serve. Companies should disclose its relevant process(es) and policies, including if the board has established its own limitations on the number of board positions held by individual directors.
In order to ensure directors have sufficient capacity to serve on our behalf, we have established general guidelines on the maximum number of board positions that we expect to be held by individual directors (sometimes referred to as being “overboarded”).
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No more than five public company boards for independent directors
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For public company CEOs, no more than two public company boards in addition to their own company
When evaluating director capacity and commitments, we will consider these guidelines in addition to local market norms and standards and company-specific facts and circumstances.
Contested Elections
Our assessment of contested elections of directors, e.g., the election of shareholder nominees or the dismissal of incumbent directors, is based on a case-by-case assessment of company-specific circumstances in order to determine which director candidates are best suited to add value for shareholders.

The assessment includes, but is not limited to, an analysis of the following factors:
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Company performance relative to its peers
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The case for change at the targeted company, including the strategy of the incumbents versus that being proposed by the dissident(s)
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The governance profile of the company, including any evidence of management entrenchment and the board’s history of responsiveness to shareholders
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The independence, experiences, skills and overall quality of the company’s and the dissident’s respective board candidates
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Whether minority or majority representation is being sought by the dissident
Our assessment also considers each possible voting option, including – where applicable – the potential to support a mix of management and dissident nominees.
Section 2: Shareholder Rights and Governance Practices
Voting Standards and Election-related Issues
We believe that voting at shareholder meetings is one of the fundamental rights of shareholders. There are certain standards and practices that we believe companies should adopt to better enable shareholders to participate in the voting process. In general, we look for balanced approaches to support shareholder accessibility and influence.
Annual Elections / Classified Boards
We believe that shareholders should, in general and subject to local market standards and practices, have the ability to demonstrate their support, or lack of support, for directors every year. As such, we are supportive of companies adopting annual director elections and maintaining a declassified board. If a company maintains a classified board structure in jurisdictions where the practice is inconsistent with local market standards, we generally expect them to establish a sunset provision that will transition the board to annual director elections over a period of time. We will consider company- or local market-specific circumstances when evaluating a company’s board structure.
Voting Standards for Director Elections
We believe that electing directors to serve on behalf of shareholders is one of the primary responsibilities of shareholders. We believe that certain voting standards, described below, best enable shareholders to exercise this responsibility.
Majority voting
We generally believe that a majority vote standard based on votes cast is most appropriate for the election of directors, and we will generally support proposals that seek the adoption of a majority voting standard in uncontested director elections.
We expect companies to also adopt a resignation or other post-election policy to address situations when directors do not receive majority support.
Cumulative voting
Given our general preference for a majority vote standard for the election of directors, we generally do not believe cumulative voting is appropriate absent additional local market- or company-specific context.
Voting Standards – Other Matters
Supermajority vote standards
We generally believe that a simple majority vote standard should be used for material matters that require shareholder approval. As such, we generally support proposals to reduce or eliminate supermajority vote requirements and will generally not support proposals to require a supermajority shareholder vote.
We will consider company- or local market-specific circumstances when evaluating a company’s voting standards.
Bylaws & Charter Amendments
We believe that material amendments to a company’s bylaws and / or charters should be put forth for shareholder approval.
In general, we believe that a simple majority vote standard should be used for material matters that require shareholder approval, including amendments to key corporate documents. We will generally support proposals to reduce or eliminate a supermajority vote requirement to amend bylaws and/or charters.
Equal Voting Rights (Dual-Class Stock Structures)
We believe in the “one-share, one-vote” principle and look to companies to create alignment between shareholders’ economic interests and their voting power.
We generally support companies maintaining or converting to a one-share, one-vote (single-class stock) capital structure. We generally do not support companies in maintaining or introducing dual-class capital structures or the creation of super voting shares.

We will consider company- or local market-specific circumstances when evaluating a company’s share class structure.
Shareholder Meetings and Access
Right to Call Special Meetings
We believe that, in certain situations, shareholders should have the ability to raise significant issues without depending on the company to schedule a shareholder meeting. As such, we generally support companies providing shareholders with the right to call special meetings.
We believe a 25% threshold is generally reasonable for special meetings, but we may support lower thresholds if a company does not currently give shareholders the right to call special meetings. If the right already exists at 25% (or lower), we generally will not support lowering the threshold, taking into account company-specific circumstances.
We generally think that the right to act via written consent is not a sufficient alternative to the right to call a special meeting.
Right to Act by Written Consent
We believe that, in certain situations, shareholders should have the ability to raise significant issues without depending on the company to schedule a shareholder meeting. As such, we generally support companies providing shareholders with the ability to act by written consent if they do not have a history of strong governance practices or they do not currently give shareholders the right to call special meetings at a threshold of 25% or lower.
Meeting Format
We believe that shareholders have the right to participate in the annual meeting, or special meetings, of the companies in which they are invested. Where consistent with local market standards and practices, we generally support companies electing to host hybrid* shareholder meetings. In certain markets, companies are also allowed to hold virtual-only* shareholder meetings. We generally support companies’ decisions to hold virtual-only shareholder meetings so long as shareholder participation rights are appropriately protected. We will consider any company- or market-specific circumstances, including local regulations, when evaluating these proposals.
* The phrase “virtual-only” refers to a meeting that is held exclusively through the use of online technology without a corresponding in-person meeting. The term “hybrid” refers to an in-person meeting in which shareholders are also permitted to participate online.
Shareholder Rights Plans (‘Poison Pills’)
We review shareholder rights plans, commonly known as poison pills, on a case-by-case basis.
When evaluating poison pills, we consider several factors, including:
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Board independence
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Existing takeover defenses
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Problematic governance practices
We expect companies to disclose their rationale for adopting the pill, and we expect companies to submit a poison pill for shareholder approval within one year of adoption.
Certain problematic practices related to a company’s poison pill may inform our voting decisions, including director elections. Examples of problematic practices include:
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The poison pill has a dead-hand or modified dead-hand feature for an extended period of time
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The board adopts or renews a poison pill without shareholder approval and does not commit to putting the pill to a shareholder vote within one year of adoption
Section 3: Auditors and Audit Practices
Reliable financial reporting is critical for shareholders to assess a company’s performance. We expect independent auditors to provide an independent, objective opinion that financial statements are complete and accurate. We also expect the board’s Audit Committee to oversee the management of the auditing process.
Auditor Ratification
External auditors play an important role in the financial system by assuring the integrity of a company’s financial statements. To best fulfill their responsibilities, we expect auditors to be independent and free of conflicts of interest. Where consistent with local market standards, we also expect companies to allow shareholders to approve the appointment of the company’s auditor each year.
In evaluating auditors, we may withhold support if we have concerns related to any of the following:
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An auditor lacks independence. Our analysis of an auditor’s independence may consider whether an auditor has a financial interest in or association with the company; excessive fees for non-audit related business; and other relevant context;
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There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

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Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; or material weaknesses identified in audit-related disclosures.
Audit Committee Oversight
The board of directors’ Audit Committee should be responsible for overseeing the management of the independent auditor, in addition to overseeing the reporting of the company’s financial statements and the establishment of robust internal audit processes. As described in “Director Elections” above, we will consider votes against Audit Committee member(s) if we have serious concerns about the company’s accounting practices.
Section 4: Business Items & Issues
Business Practices
We generally believe that routine business practices and decision making should be left to the discretion of management and the board.
Reincorporation
We evaluate reincorporation proposals on an individual basis, taking into consideration the company’s economic and strategic rationale and the impact the reincorporation would have on shareholders’ rights.
Exclusive Venue for Shareholder Lawsuits
We generally defer to companies on organizational issues, including selecting venues for shareholder lawsuits. While we generally support the selection of an exclusive venue, we will consider the reasons for the proposal, the strength of the company’s existing governance practices, relevant regulations, and shareholder rights in the selected jurisdiction when evaluating a specific proposal.
Bundled Proposals
We generally support the bundled election of management nominees, unless adequate disclosures of the nominees have not been provided or if one or more of the nominees does not meet the expectations of our policy (see Section 1 – Director Elections).
Transactions & Capital Structure
Transactions
Mergers & Acquisitions
We expect major corporate transactions, like a merger or acquisition, to be carried out in the best interest of shareholders. Companies should provide strategic, operational, and financial rationale for the transaction and articulate how it will create long-term value for shareholders. We also expect the board of directors to have thorough oversight of the process.
Related-Party Transactions
In markets where shareholders are required to approve related-party transactions, we expect companies entering into related-party transactions to comply with relevant corporate laws and/or listing standards. We also expect entities entering into such a transaction to disclose details of the nature of the transaction, including the rationale, the value, and timing, so shareholders can best evaluate the transaction.
When evaluating such transactions, we may consider the following:
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The parties on either side of the transaction;
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The nature of the asset to be transferred/service to be provided;
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The pricing of the transaction (and any associated professional valuation);
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The views of independent directors and independent financial advisors; and
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Whether any entities party to the transaction (including advisers) is conflicted.
Capital Structure
We believe capital structure changes should be driven by legitimate business needs and should not disadvantage shareholders. We generally are not supportive of implementing capital structure changes that are intended for anti-takeover purposes.
Our evaluation of capital structure related issues is company-specific and may be informed by local market practices, laws, regulations, and other applicable standards.
General considerations for common capital structure-related issues are detailed below.
Common Stock
We are generally supportive of companies increasing the number of shares of common stock up to 100% over the current authorization, subject to any stricter limits set in local market standards or practices.
Preferred Stock

We generally support the creation of a new class of preferred stock or issuances of preferred stock up to a reasonable percent of issued capital. We are unlikely to support the creation or issuance if the terms would adversely impact the rights of existing shareholders, including shares that would carry superior voting rights.
We generally oppose the creation of preferred stock with unspecified voting, conversion, dividend and other rights, commonly known as “blank check” preferred, unless the company states the stock will not be used for anti-takeover purposes.
Share Repurchase Plans
While we are generally supportive of share repurchase plans, when evaluating a proposal, we will consider the underlying purpose, historical abuse of repurchase plans, and reasonableness of pricing provisions and safeguards.
Section 5: Compensation
Compensation Overview
We believe effective compensation practices, also referred to as remuneration in many markets, should enable companies to attract and retain the talent they need to deliver on their long-term strategies. We expect compensation plans to be reasonable, incentivize appropriate risk-reward trade-offs, align with company performance, and ultimately drive long-term shareholder value. We believe companies should have an appropriate balance of short- and long-term metrics that are aligned to business goals and objectives. Effective disclosure of compensation plans and practices also enables shareholders to evaluate alignment between pay outcomes and business performance. We expect disclosure of approach and rationale, particularly if a company’s compensation practices differ significantly from market standards and practices.
Votes on compensation matters may take different forms in different markets, but generally can include:
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Advisory votes on executives’ compensation / remuneration (“Say on Pay”);
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Votes to approve new equity plans or amend existing equity plans;
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Votes to approve specific grants of shares to executives; and
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Shareholder resolutions addressing certain aspects of executive compensation.
Below are more detailed explanations of how our compensation principles and expectations inform our voting on key compensation-related ballot items.
Advisory Votes on Executive Compensation
“Say-on-Pay” / Remuneration Plans
We believe boards are responsible for establishing compensation plans that are appropriate for the company’s circumstances and strategy. While unique to each company, we expect plans to demonstrate alignment between executive compensation and business performance. Thorough disclosure of compensation plans allows shareholders to best evaluate the compensation decisions of the board. While we do not take a prescriptive approach, we evaluate the designs of both short-term and long-term incentive plans, and our compensation evaluations are company- and market- specific. As such, certain practices or decisions may negatively influence our support. These factors may include, but are not limited to:
Compensation Plan Design and Board Actions
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Lack of transparent disclosure of compensation philosophy, goals, and targets
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Limited presence of performance-based long-term incentive awards
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Abbreviated time period for long-term incentive awards
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Outsized bonus payouts lacking performance linkage and/or proper disclosure
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Egregious employment or retention agreements
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Adjustments made to targets and/or performance metrics during the pay period without sufficient disclosure
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Repricing or replacing of underwater stock options without prior shareholder approval
Equity Compensation Plans
We believe equity compensation plays an important role in attracting and retaining key talent, including executives. As such, we generally defer, within reasonable limits, to company decisions on how best to implement equity compensation plans. When determining our support for a specific plan proposal, we will evaluate potential plan cost, plan features, and historical grant practices. Certain plan features, such as the ability to reprice stock options or stock appreciation rights without prior shareholder approval, unfavorable change-in-control features, the presence of gross ups, and options reload, may negatively impact our support for an equity plan.
Other Compensation-Related Matters
Non-Executive Director Compensation

We are generally supportive of compensating non-executive directors in cash, taking into account peer practices and market and regional norms, unless the amounts are excessive.
We evaluate equity compensation for non-executive directors on a case-by-case basis. In our evaluation, we may consider total non-executive director compensation, potential dilution, and market practices and norms, as well as other factors.
Employee Stock Purchase Plans
We believe employee stock purchase plans can be a valuable tool to support a company’s ability to attract and retain talent. As such, we are generally supportive of qualified employee stock purchase plans. When evaluating non-qualified purchase plans, we usually consider the following factors:
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Broad-based participation
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Limits on employee contributions
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Presence of a discount on the stock price on the date of purchase
Option Exchange Programs/Repricing Options
We understand that companies may face circumstances where they believe exchanging or repricing options is warranted. We evaluate those situations on a case-by-case basis and will generally consider the following factors, in addition to others:
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Rationale for the re-pricing
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Terms and exercise price of the options
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Participants in the program – namely if executive officers and directors are included or excluded
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Historic trading patterns and stock price volatility
Golden Parachutes
We evaluate change-in-control payments (“Golden Parachutes”) on a case-by-case basis. Our evaluation generally includes the factors listed below:
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New single-trigger entitlements for outstanding awards
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Maximum performance payout for the long-term incentive plan regardless of performance results
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Max payout for the short-term incentive plan regardless of performance results
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New single-trigger grants in connection with merger
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Single trigger cash payments
Section 6: Shareholder Proposals
We evaluate shareholder proposals with the primary focus of promoting long-term shareholder value. When evaluating shareholder proposals, the following factors are generally considered:
Materiality
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Whether the subject of the proposal is considered to be material to the company’s business
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Whether the proposal is appropriately tailored to the facts and circumstances of the particular company where it is being submitted
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The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation, risk profile, or business performance
Disclosure
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The company’s current level of publicly available disclosure, including if the company already discloses similar information
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If the disclosure would materially add to shareholders’ ability to assess the company’s financial performance, strategic positioning, or corporate governance
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If the information could be produced at reasonable cost to the company and its shareholders
Proposal content and implementation
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Whether the subject of the proposal is best left to the discretion of the board
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Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage
Section 7: Sustainability

We expect companies to manage risks and opportunities that are material to their businesses and have a clear link to long-term value creation, including – where relevant – “sustainability”-related issues. These could include, where material for a particular company:
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Climate-related risks and opportunities
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Biodiversity and other environmental matters
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Human capital management and other labor issues
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Human rights
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Corporate political activities
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Other sector-specific sustainability matters
We evaluate companies’ corporate strategies, investment and financing activities, management incentives, resource use, regulatory policies, and environmental impact, as well as their overall effect on and engagement with consumers, workers, and the communities in which they operate to assess and promote long-term value creation.
As with other risk and strategic issues, we expect boards to have robust oversight and disclosure of processes and practices for material sustainability-related risks and opportunities. We seek to understand how the company has identified material issues; the strategy around, and risk management of, those material issues; and any relevant metrics and targets used to assess performance related to the material issues. This includes an assessment of whether the company’s related disclosures allow for investors to effectively evaluate companies’ practices related to material sustainability-related risks and opportunities, including – where relevant – whether the company has implemented or formally committed to the implementation of a reporting program based on a recognized industry group’s standards or recommendations.
In instances where we believe a company does not provide the appropriate oversight, disclosures, and/or evidence of effective practices relating to business-relevant sustainability issues, we may express our views through our engagement and/or voting. Our views are shaped by the company’s business and commercial context, as well as local market standards and practices, reflecting our case-by-case approach to assessing sustainability matters.

Great Lakes Advisors, LLC
Proxy Voting Policies and Procedures
1.1 Statement of Policy
Proxy voting is an important right of shareholders and reasonable care, and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Firm generally retains proxy-voting authority with respect to securities purchased for its clients, unless otherwise agreed upon with the particular client. When the Firm retains the proxy voting authority, the Firm has a fiduciary duty to vote proxies in the best interest of its clients and in accordance with these policies and procedures (this “Proxy Voting Policy”). The Firm may decide to not vote proxies in proprietary pilot accounts.
To administer this Proxy Voting Policy, the Firm has created a Proxy Committee comprised of senior personnel of the Firm, including portfolio management, Operations and Compliance departments.
1.2 Risks
In developing these policies and procedures, The Firm considered numerous risks associated with the proxy voting process. This analysis includes risks such as:
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The Firm’s proxy voting policies and procedures are not reasonably designed to ensure that proxies are voted in the best interests of the Firm’s clients;
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Proxies are not identified and processed in a timely manner;
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Proxies are not voted in clients’ best interests;
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Conflicts of interest between the Firm and a client are not identified or resolved appropriately;
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The Firm does not conduct an investigation reasonably designed to ensure that its voting determinations are not based on materially inaccurate or incomplete information;
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Third-party proxy voting services retained by the Firm do not vote proxies according to the Firm’s instructions and in clients’ best interests;
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The Firm does not conduct appropriate evaluation and oversight of the third-party proxy voting services retained by the Firm;
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Proxy voting records, client requests for proxy voting information, and the Firm’s responses to such requests, are not properly maintained;
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The Firm lacks policies regarding clients’ participation in class actions.
The Firm has established policies and procedures to mitigate these risks.
1.3 Use of Third-Party Proxy Voting Service
While the voting of proxies remains a fiduciary duty of the Firm, the Firm may contract with service providers to perform certain functions with respect to proxy voting, subject to the oversight by the Firm, as described in these procedures.
If or when GLA decides to rely on the recommendations of a proxy advisory firm versus our own extensive internal research, GLA: 1) would determine if the proxy advisory firm has the capacity and competency to make such voting recommendations, and conduct due diligence reviews of the firm; 2) would determine if the proxy recommendations made by the firm are based on materially accurate information; 3) would identify and address any conflicts of interest of the proxy firm to ensure that GLA continues to vote proxies in the best interests of its clients; 4) would review the proxy firm’s consistency of voting with guidelines, fees and disclosures as relevant, and other items; and 5) would adopt policies and procedures reasonably designed to provide sufficient oversight of the proxy advisory firm and review the proxy firm’s services and practices on an on-going or periodic basis.
The Firm has entered into an agreement with Institutional Shareholder Services, Inc. (“ISS”) to provide the Firm with its analysis on proxies and to facilitate the electronic voting of proxies. The Firm has instructed ISS to execute all proxies in accordance with the applicable guidelines, except with respect to Special Voting Issues (as defined below) or unless otherwise instructed by the Firm with respect to a particular vote. The Compliance Department manages the Firm’s relationship with ISS.
Proxies relating to securities held in client accounts will be sent directly to ISS. If a proxy is received by the Firm and not sent directly to ISS, the Firm will promptly forward the proxy to ISS. Having ISS complete the actual voting of all proxies provides a central source for the Firm’s proxy voting records.
1.4 Proxy Voting Guidelines for Fundamental Equity and Strategic Fundamental Equity Strategies
ISS’ Standard Guidelines and U.S. Taft-Hartley Guidelines. Except as described below, the Firm will vote proxies for its clients, including the commingled funds managed by the Firm, using ISS’ services in accordance with applicable ISS guidelines. When voting in accordance with ISS guidelines, the Firm will generally apply the ISS’ Standard Guidelines. For the Firm’s Taft-Hartley clients, however, the Firm will vote proxies in accordance with ISS’ U.S. Taft-Hartley Guidelines.
Special Voting Issues. ISS will notify the Firm of certain votes involving, without limitation, certain material mergers and acquisition transactions, reorganizations, capital structure changes, dissolutions, conversions or consolidations, dissident shareholders, contested director elections, and certain social and environmental proposals (“Special Voting Issues”). With respect to all proxies involving Special Voting Issues, a member of the Proxy Committee and the applicable portfolio manager will conduct a more detailed analysis of the issuer or the specific matter to be voted on and will determine whether the Firm will follow ISS recommendations or whether the Firm will make an independent determination on how to vote the proxy in accordance with the best interests of the clients. The Operations Department will send the Firm’s decision on how to vote the proxy to ISS, which will vote the proxy.
Client-Directed Proxies. If a client-directed proxy is in conflict with ISS Guidelines, the Firm will vote in accordance with the client’s proxy guideline. ISS will execute the vote as directed by the Firm.
ISS’ Conflicts and Other Instances of Deviation from ISS Guidelines. In the event that (i) the Firm becomes aware of a conflict of interest between the Firm and ISS, (ii) ISS is unable to complete or provide its research and analysis regarding a security on a timely basis or (iii) the Firm determines that voting in accordance with ISS guidelines is not in the best interest of the client, the Firm will not vote in accordance with ISS guidelines. In such cases, the Firm will make an independent decision on how to vote, which may or may not be consistent with ISS guidelines. ISS will execute the vote as directed by the Firm.
Conflicts of the Firm. In seeking to avoid conflicts, the Firm will vote in accordance with applicable ISS guidelines (i) if an employee of the Firm or one of its affiliates is on the board of directors of a company held in client accounts or (ii) if a conflict of interest exists between the Firm and a client with respect to the issuer. In the event of a conflict of interest between the Firm and a client, the Firm’s voting in accordance with ISS guidelines does not relieve the Firm of its fiduciary obligation to either vote in the client’s best interest or to provide to the client a full and fair disclosure of the conflict and obtain the client’s informed consent.
In the case of ERISA clients, if the investment management agreement reserves to the ERISA client the authority to vote proxies when the Firm determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Firm will give the ERISA client the opportunity to vote the proxies themselves. Absent the client reserving voting rights, the Firm will vote the proxies in accordance with this Proxy Voting Policy.
When the Firm votes proxies on behalf of the account of a corporation, or a pension plan sponsored by a corporation, in which the Firm’s other clients also own stock, the Firm will vote the proxy for its other clients in accordance with applicable ISS guidelines and the proxy for the corporation or its pension plan’s account as directed by the corporation.
1.5 Abstentions; Determination Not to Vote
The Firm may abstain from voting if the Firm determines that abstention is in the best interests of the client. In making this determination, the Firm will consider various factors, including but not limited to (i) the costs (e.g., translation or travel costs) associated with exercising the proxy and (ii) any legal restrictions on trading resulting from the exercise of the proxy.
Some clients of the Firm participate in securities lending. The Firm will not vote securities that are out on loan within a securities lending program.
1.6 Securities No Longer Owned or Not Held in Models
The Firm will not review the proxy votes for securities that are no longer owned by a client account at the time of the proxy meeting.
To the extent that GLA clients own securities that are not included in its Model Portfolios (as defined by our Strategic Fundamental Equity, Multi-Asset Strategy and Disciplined Equity units), the Proxy Committee may determine that, with the client’s consent, GLA will exercise voting authority as recommended by management of the company, absent a contrary instruction from the client.
Lastly, in cases where a client’s custodian account holds Wintrust Financial Corporation (WTFC) common stock and GLA has discretionary authority to vote all proxies in the client’s account, but no investment authority over the WTFC security, GLA will Abstain from voting all items on the WTFC ballot.
1.7 Proxy Voting Audit Procedures and Oversight of Third-Party Proxy Voting Service
When the Firm is voting in accordance with ISS guidelines, the Operations Department reviews the “pre-populated” votes on the ISS’ electronic voting platform before ISS executes the vote. When voting on Special Voting Issues or in other instances of voting not in accordance with ISS guidelines, the Firm’s Operations Department itself “pre-populates” votes on the ISS’ electronic voting platform before ISS executes the vote.
Periodically, a random sample of the proxies voted by ISS will be audited to ensure ISS is voting in accordance with applicable ISS guidelines or consistent with the Firm’s direction, as applicable. A sample of votes on Special Voting Issues will also be reviewed to evaluate whether the Firm’s voting determinations were consistent with this Proxy Voting Policy and in its clients’ best interest.
Annually, the Proxy Committee will review ISS and its policies and methodologies. This review will include, among others, the following topics and determinations:
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that ISS has the capacity and competence to adequately analyze proxy issues, including the adequacy and quality of its staffing, personnel and /or technology and any material changes in the ISS staffing and technology since the last review;
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whether ISS has an effective process for seeking timely input from issuers and its clients with respect to its proxy voting policies,

methodologies and peer group constructions;
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whether ISS engages with issuers, including its process for ensuring that it has complete and accurate information about the issuer and each particular matter, and ISS’ process, if any, for investment advisers to access the issuers’ views about ISS’ voting recommendations;
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whether the Firm has sufficient information on and understanding of ISS’ methodologies and the factors underlying ISS’ voting recommendations, including an understanding of how ISS obtains information relevant to its voting recommendations and how it engages with issuers and third parties;
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whether ISS is independent and can make recommendations in an impartial manner in the best interests of the Firm's clients. This analysis will include a review of (i) any ISS actual or potential conflicts known to the Firm, (ii) ISS’ policies and procedures on identifying, disclosing and addressing conflicts of interest, and (iii) whether ISS is disclosing its actual or potential conflicts to the Firm in a timely, transparent and accessible manner;
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ISS’ internal controls, including but not limited to a review of ISS’ business continuity plan, methodologies with respect to implementing the Firm’s voting instructions, proxy record keeping and internal and independent third-party audit certifications;
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Any factual errors, potential incompleteness, or potential methodological weaknesses in the ISS’ analysis known to the Firm and whether such errors, incompleteness or weaknesses materially affected ISS’ recommendations. The Firm will also access ISS’ process for disclosure to the Firm and efforts to correct any such identified errors, incompleteness or weaknesses.
Based on the Firm’s assessment of ISS and its service levels, the Firm can make a determination to obtain information about and consider alternative service providers to ISS.
1.8 Disclosure
The Firm will disclose in its Form ADV Part 2A that clients may contact the Firm in order to obtain information on how the Firm voted such client’s proxies, and to request a copy of this Proxy Voting Policy. If a client requests this information, the Client Servicing and Operations Departments will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired: (i) the name of the issuer, (ii) the proposal voted upon and (iii) how the Firm voted the client’s proxy.
A summary of this Proxy Voting Policy will be included in the Firm’s Form ADV Part 2A, which is delivered to all clients. The summary will be updated whenever this Proxy Voting Policy is updated.
As a matter of policy, the Firm does not disclose how it expects to vote on upcoming proxies. Additionally, the Firm does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.
1.9 Conflicts of Interest
Any actual or potential material conflict of interest regarding a proposal for which GLA has voting authority due to a business relationship, personal relationship, or familial relationship with GLA or an affiliate of GLA (including employees), the conflict shall be disclosed to the Proxy Committee, and the ballot shall be voted in alignment with recommendations from an independent proxy voting service to be determined at such time required. A business conflict of interest will be considered material if at least 1% of the annual revenue of GLA or “WHAMCO Holding” (GLA and its subsidiaries) is derived from a business relationship with the parties involved. GLA shall in no case vote the shares of Wintrust Financial Corp. (WTFC, GLA’s parent company) that may be held in GLA accounts, and as such no conflict of interest shall exist with respect to such holdings.
1.10 Proxy Voting Record Keeping
The Firm will maintain a record of items 1-3 below in its files. In accordance with its services contract with the Firm, ISS will maintain a record of items 4 and 5 below in its files:
1.
Copies of this Proxy Voting Policy, and any amendments thereto;
2.
A copy of any document the Firm created that was material to making a decision on how to vote proxies, or that memorializes that decision. For votes that are inconsistent with ISS’ guidelines, the Firm must document the rationale for its vote;
3.
A copy of each written client request for information on how the Firm voted such client’s proxies, and a copy of any written response to such request;
4.
A copy of each proxy statement that the Firm or ISS receives regarding client securities; and
5.
A record of each vote that the Firm casts.
1.11 Class Actions
The Firm does not direct clients’ participation in class actions, as disclosed in Part 2 of Form ADV. The Compliance Department will determine whether to return any documentation inadvertently received by the Firm regarding clients’ participation in class actions to the sender, or to forward such information to the appropriate clients.
1.12 Annual Policy Review
The Proxy Committee will review, no less frequently than annually, the adequacy of this Proxy Voting Policy and the effectiveness of its implementation and determine whether the Policy is reasonably designed to ensure that the Firm casts proxy votes on behalf of its clients in the best interests of such clients.

Janus Henderson Investors US LLC
Proxy Voting Policy and Procedures
Last Review Date: September 2025
1. OVERVIEW
1.1 POLICY STATEMENT
Where Janus Henderson Investors has been provided voting discretion, it has a responsibility to vote proxies in the best interest of each client. Janus Henderson Investors has adopted this Proxy Voting Policy and Procedures to ensure that proxies are voted in the best interest of clients without regard to any relationship that Janus Henderson Investors or any affiliated person of Janus Henderson Investors may have with the issuer or personnel of the issuer. Subject to specific provisions in a client’s account documentation related to exception voting, Janus Henderson Investors will generally only accept direction from a client to vote proxies for that client’s account pursuant to: 1) the JHI Voting Guidelines; 2) the ISS Benchmark Policy; or 3) the ISS Taft-Hartley Voting Guidelines.
1.2 KEY PRINCIPLES
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Janus Henderson Investors will vote proxies in the best interest of each client.
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Janus Henderson Investors will identify and manage any conflicts of interest which might affect a voting decision.
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Upon request, Janus Henderson Investors will provide clients with the proxy voting record for their accounts.
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Janus Henderson Investors will publicly disclose proxy votes on matters no longer pending in line with local market requirements or practices and/or where, in Janus Henderson Investors’ view, it is appropriate.
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Janus Henderson Investors will maintain records supporting its voting decisions.
1.3 SCOPE
This Policy applies to Janus Henderson Investors and each of the client accounts for which it has proxy voting responsibilities, other than those advised or sub-advised by Kapstream Capital Pty Ltd, Victory Park Capital Advisors, Privacore Capital, and Janus Henderson Emerging Markets Private Investments Ltd.
1.4 ROLES AND RESPONSIBILITIES
Portfolio Management. Portfolio Management is responsible for determining how to vote proxies with respect to securities held in the client accounts they manage with input and support from the Responsible Investment and Governance Team, other representatives of Janus Henderson, and the Proxy Voting Service, as applicable. Where Portfolio Management chooses to vote contrary to the Guidelines and as otherwise specified herein, Portfolio Management is required to provide a written rationale sufficient to show why Portfolio Management reasonably believes the voting instruction is in the best interest of the client.
Asset Servicing. Asset Servicing is responsible for administering the proxy voting process as set forth in this Policy. Asset Servicing works with the Proxy Voting Service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines, the ISS Benchmark Policy or the Taft-Hartley Guidelines, and proxy matters are communicated to Portfolio Management for consideration pursuant to this Policy.
Proxy Voting Committee. The Proxy Voting Committee develops Janus Henderson Investors’ positions on all major corporate issues, maintains and updates the Guidelines, manages conflicts of interest related to proxy voting and oversees the voting process generally, including by reviewing results of diligence on the Proxy Voting Service.
Proxy Voting Service. The Proxy Voting Service provides research services relating to proxy issues. The Proxy Voting Service also assists in certain functions relating to the voting of proxies. Among other things, the Proxy Voting Service is responsible for coordinating with clients’ custodians to ensure that all proxy materials received by the custodians relating to the clients’ portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for submitting Janus Henderson Investors’ votes in accordance with the Guidelines or as otherwise instructed by Janus Henderson Investors and is responsible for maintaining copies of all proxy statements received from issuers and promptly providing such materials to Janus Henderson Investors upon request. The Proxy Voting Service also provides voting disclosure services, including preparing Form N-PX for Janus Henderson Investors and the Proprietary U.S. Funds.
1.5 REFERENCES
Rule 206(4)-7 of the Investment Advisers Act
Rule 30b1-4 of the Investment Company Act
Rule 239.15 et seq. of the Investment Company Act
Employee Retirement Income Security Act of 1974 (ERISA)
Commission Delegated Regulation (EU) No 231/2013, Article 37

Commission Directive 2010/43/EU, Article 21
FCA COLL 6.6A.6
CSSF Regulation 10-04, Article 23
UN Principles for Responsible Investment
IMAS Singapore Stewardship Principles
SFC Principles of Responsible Ownership
FRC UK Stewardship Code
2. ADDITIONAL DEFINITIONS
Janus Henderson Investors includes all investment advisory subsidiaries of Janus Henderson Group plc, including, but not limited to, Janus Henderson Investors (Australia) Institutional Funds Management Limited, Janus Henderson Investors (Singapore) Limited, Janus Henderson Investors (Japan) Limited, Janus Henderson Investors (Jersey) Limited, Janus Henderson Investors UK Limited, Janus Henderson Investors US LLC, and Tabula Investment Management Limited.1
1 Janus Henderson Investors US LLC has been designated by the Boards of Trustees of Janus Investment Fund, Janus Aspen Series, Clayton Street Trust, and Janus Detroit Street Trust to vote proxies for the Proprietary U.S. Funds, as applicable while Tabula Investment Management Limited has adopted Janus Henderson Investors US LLC’s Proxy Voting Policy and Procedures.
JHI Proxy Voting Guidelines or the Guidelines refers to the voting guidelines adopted by Janus Henderson Investors and outlined at Appendix A.
Policy means this Proxy Voting Policy and Procedures.
Portfolio Management refers to the portfolio managers, assistant portfolio managers, and analysts supporting a given client account.
Proxy Voting Committee or the Committee refers to the Janus Henderson Investors Proxy Voting Committee. The Committee is comprised of representatives from Asset Servicing, Compliance, Operational Risk, Responsible Investment and Governance, and equity portfolio management. Internal legal counsel serves as a consultant to the Committee and is a non-voting member.
Proprietary U.S. Funds refer to the series of Janus Investment Fund, Janus Aspen Series, Clayton Street Trust, and Janus Detroit Street Trust.
Proxy Voting Service or ISS refers to Institutional Shareholder Services Inc.
3. PROXY VOTING PROCEDURES
3.1 VOTING GENERALLY
Where the Guidelines address the proxy matter being voted on, votes will be cast in accordance with the Guidelines unless directed otherwise. Portfolio Management may vote contrary to the Guidelines at their discretion and with a written rationale sufficient to show why Portfolio Management reasonably believes the voting instruction is in the best interest of the client. Where the (1) Guidelines call for Portfolio Management input and/or (2) the proxy matter being voted on relates to a company and/or issue for which the Proxy Voting Service does not have research, analysis and/or a recommendation available, the Proxy Voting Service will refer proxy questions to portfolio management for further instruction. In the event Portfolio Management is unable to provide input on a referred proxy item, Janus Henderson Investors will vote the proxy item consistent with the ISS Benchmark Policy.
Notwithstanding the above, with respect to clients who have instructed Janus Henderson Investors to vote proxies in accordance with the Taft-Hartley Guidelines or the ISS Benchmark Policy, the Proxy Voting Service will cast all proxy votes in strict accordance with those policies.
Janus Henderson relies on pre-populated and/or automated voting. That means the Proxy Voting Service will automatically populate the proxy voting system in accordance with the Guidelines, the Taft- Hartley Guidelines or the ISS Benchmark Policy. For those proxy proposals with a default policy position, the votes will be cast as populated in the system by the Proxy Voting Service unless directed otherwise by Janus Henderson Investors.
From time to time, issuers and/or ballot issue sponsors may publicly report additional information that may be relevant to the application of the Guidelines, the Taft-Hartley Guidelines or the ISS Benchmark Policy or the exercise of discretion by Portfolio Management (“supplemental materials”). To the extent the Proxy Voting Service identifies such supplemental materials, it will review that information and determine whether it has a material effect on the application of the Guidelines, the Taft-Hartley Guidelines, or the ISS Benchmark Policy. The Proxy Voting Service is then responsible for ensuring that any votes pre-populated in the proxy voting system are appropriately updated and Janus Henderson is provided appropriate notice of such changes, including through availability of an updated research report. In all events, the Proxy Voting Service will notify Janus Henderson Investors of any supplemental materials identified so that they can be considered as part of the voting process, including with respect to items requiring Portfolio Management input.
3.2 ABSTENTIONS

Janus Henderson Investors recognises that in certain circumstances the cost to clients associated with casting a proxy vote may exceed the benefits received by clients from doing so. In those situations, Janus Henderson Investors may decide to abstain from voting. For instance, in many countries, shareholders who vote proxies for shares of an issuer are not able to trade in that company’s stock within a given period of time on or around the shareholder meeting date (“share blocking”). In countries where share blocking is practiced, Janus Henderson Investors will only vote proxies if Janus Henderson Investors determines that the benefit of voting the proxies outweighs the risk of not being able to sell the securities. Similarly, in some instances, Janus Henderson Investors may participate in a securities lending program. Generally, if shares of an issuer are on loan, the voting rights are transferred and the lending party cannot vote the shares. In deciding whether to recall securities on loan, Janus Henderson Investors will evaluate whether the benefit of voting the proxies outweighs the cost of recalling them consistent with requirements of applicable securities lending procedures. Furthermore, in circumstances where a client held a security as of record date, but the holdings were sold prior to the shareholder meeting, Janus Henderson Investors may abstain from voting that proxy.
3.3 FUNDS OF FUNDS
Janus Henderson Investors advises certain accounts that invest in other funds (“funds of funds”) advised by Janus Henderson Investors or its affiliated persons (“underlying funds”). From time to time, a fund of funds may be required to vote proxies for the underlying funds in which it is invested. In those circumstances, there may be a conflict of interest between Janus Henderson Investors and its clients. Except as noted below, to mitigate that conflict, whenever an underlying fund submits a matter to a vote of its shareholders which would otherwise require portfolio manager discretion under the Guidelines, Janus Henderson Investors will generally vote shares in accordance with the recommendation of the Proxy Voting Service. Janus Henderson Investors will generally abstain from voting shares where the Proxy Voting Service does not have a recommendation; although, it may alternatively vote in the same proportion as the votes of the other shareholders in the underlying fund (“echo vote”) in limited cases. Whenever an underlying fund that is a Proprietary U.S. Fund submits a matter to a vote of its shareholders, Janus Henderson Investors will echo vote shares held by a fund-of-funds account or refrain from voting such shares to the extent that cost or other considerations outweigh the benefits of voting such shares.
In addition, certain Proprietary U.S. Funds may invest in exchange-traded funds and other funds advised by unaffiliated persons (“acquired funds,” and each, an “acquired fund”) pursuant to Rule 12d1-4 under the Investment Company Act (“Rule 12d1-4”). To the extent a Proprietary U.S. Fund and its advisory group, as defined in Rule 12d1-4 (“advisory group”), individually or in the aggregate become the holders of (i) more than 25% of the outstanding voting securities of an acquired open- end fund or unit investment trust as a result of a decrease in the outstanding securities of that acquired open-end fund or unit investment trust or (ii) more than 10% of the outstanding voting securities of an acquired registered closed-end management investment company or business development company, Janus Henderson Investors will ensure that the Proprietary U.S. Fund and other funds and accounts in the advisory group echo vote the shares of the acquired fund; provided, however, that in circumstances where all holders of the outstanding voting securities of an acquired fund are required to echo vote pursuant to Rule 12d1-4, a Proprietary U.S. Fund and other funds and accounts in the advisory group will solicit voting instructions from its shareholders with regard to the voting of all proxies with respect to such acquired fund securities and vote such proxies only in accordance with such instructions.
3.4 CONFLICTS OF INTEREST
Because the Guidelines, the ISS Benchmark Policy and the Taft-Hartley Guidelines pre-establish voting positions, application of those rules to default positions should, in most cases, adequately address any possible conflicts of interest. For situations where Portfolio Management seeks to exercise discretion when voting proxies, Janus Henderson Investors has implemented additional policies and controls described below to mitigate any conflicts of interest.
Portfolio Management is required to disclose any actual or potential conflicts of interest that may affect its exercise of voting discretion. Actual or potential conflicts of interest include but are not limited to the existence of any communications from the issuer, proxy solicitors or others designed to improperly influence Portfolio Management in exercising its discretion or the existence of significant relationships with the issuer.
Janus Henderson Investors also proactively monitors and tests proxy votes for any actual or potential conflicts of interest. Janus Henderson Investors maintains a list of significant relationships for purposes of assessing potential conflicts with respect to proxy voting, which may include significant intermediaries, vendors or service providers, clients, and other relationships. In the event Portfolio Management votes against the Guidelines with respect to an issuer on the significant relationships list, Asset Servicing will notify the Committee which will review the rationale provided by Portfolio Management. In the event Portfolio Management votes contrary to Proxy Voting Service’s recommendations and with management as to an issuer on the significant relationships list, Asset Servicing will notify the Committee, which will review the rationale provided by Portfolio Management. If the Committee determines the rationale is inadequate, the proxy vote will be cast as in accordance with the Guidelines or as instructed by the Committee. In addition, on a quarterly basis, the Committee reviews all votes that deviate from the Guidelines and assesses the adequacy of Portfolio Management’s stated rationale.
Any personal conflict of interest related to a specific proxy vote should be reported to the Committee prior to casting a vote. In the event a personal conflict of interest is disclosed or identified, the Committee will determine whether that person should recuse himself or herself from the voting determination process. In such circumstances, the proxy vote will be cast in accordance with the Guidelines or as instructed by the head of the applicable investment unit or a delegate. Compliance also reviews all refer votes contrary to the ISS recommendations and with management to identify any undisclosed personal conflicts of interest.
If a proxy vote is referred to the head of the applicable investment unit or a delegate or to the Committee, the decision made and basis for the decision will be documented by the Committee.
To mitigate perceived or potential conflicts of interest, in instances where a proxy is for a Janus Henderson managed fund in which seed or other proprietary capital is invested, Janus Henderson Investors will generally instruct that such shares be voted in the same proportion as other shares are voted with respect to a proposal, subject to applicable legal, regulatory and operational requirements.
4. REPORTING, OVERSIGHT AND RECORDKEEPING
4.1 CLIENT AND REGULATORY REPORTING
Janus Henderson Investors will provide clients with such information on proxy voting in their accounts as contractually agreed or reasonably requested. Janus Henderson Investors will present this Policy and the Guidelines to the boards of trustees of the Proprietary U.S. Funds at least annually and shall provide such other information and reports requested by such boards to fulfill their oversight function.
Janus Henderson Investors will provide other third parties with such information on proxy voting as set forth herein. Janus Henderson Investors will publicly disclose proxy votes on matters no longer pending in line with local market requirements or practices and/or where, in Janus Henderson Investors’ view, it is appropriate. On an annual basis, Janus Henderson Investors will provide proxy voting records for each Proprietary U.S. Fund for the one-year period ending on June 30th on Janus Henderson Investors’ website at www.janushenderson.com/proxyvoting. Such voting record, on Form N-PX, is also available on the SEC’s website at www.sec.gov no later than August 31 of each year.2 Janus Henderson Investors may also privately disclose proxy votes on matters no longer pending where appropriate and consistent with other applicable policy, legal, and regulatory requirements.
Except as noted in this Policy or required by law, Janus Henderson Investors generally does not provide information to anyone on how it voted or intends to vote on any matters still pending. Unless that information has otherwise been made public, Janus Henderson Investors may only confirm to issuers, their agents or other third parties that votes have been cast but not how or how many votes were cast. Notwithstanding the foregoing, Portfolio Management may indicate to issuers, proxy solicitors and proxy advisory firms how they voted or intend to vote in the context of the engagement and investment analysis process. Portfolio Management also may indicate to other shareholders how they voted or intend to vote subject to applicable legal and regulatory requirements.
A complete copy of the Policy is available at www.janushenderson.com.
2 Janus Henderson Investors will also provide proxy voting records on say-on-pay issues consistent with requirements of Rule 14Ad-1.
4.2 PROXY VOTING AND PROXY VOTING SERVICE OVERSIGHT
The Committee will ensure sufficient oversight of proxy voting through periodic review of voting decisions, operational issues and conflicts of interest as discussed herein. The Committee will review such information as it deems appropriate to discharge these responsibilities.
In addition, Janus Henderson Investors will conduct periodic due diligence reviews of the Proxy Voting Service via on-site, video, or telephonic meetings and by written questionnaires. As part of this periodic due diligence process, Janus Henderson Investors shall collect information that is reasonably sufficient to support the conclusion that the Proxy Voting Service has the capacity and competency to adequately analyse the matters for which they provide research and voting recommendations. In connection with the periodic due diligence review, Janus Henderson Investors shall consider, among other things, (1) the adequacy and quality of the Proxy Voting Service’s staffing, personnel, and/or technology; (2) disclosure from the Proxy Voting Service regarding its methodologies in formulating voting recommendations; and (3) whether the Proxy Voting Service has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest. In further exercise of its oversight responsibility, Janus Henderson Investors shall periodically sample the proxy votes cast on behalf of clients to ensure whether the Guidelines were applied correctly to such votes.
4.3 RECORD RETENTION
Janus Henderson Investors will retain proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus Henderson Investors regarding votes cast in contradiction to the Guidelines. In addition, Janus Henderson Investors will retain internally-generated documents that are material to a proxy voting decision, such as the Guidelines, Committee materials and other internal research relating to voting decisions. Proxy statements received from issuers are generally available from the issuer’s, the relevant regulatory authority’s and/or the market place’s websites. They may also be available from the third-party voting service upon request. All materials discussed above will be retained in accordance with any applicable record retention obligations.
5. AMENDMENTS
This Policy is subject to review on an annual or more frequent basis by the Committee. In reviewing the Policy, the Committee reviews Janus Henderson Investors’ proxy voting record over the prior year, including exceptions to the Guidelines requested by Portfolio Management to determine whether any adjustments should be made. The Committee also reviews changes to the Guidelines recommended by the Proxy Voting Service, discusses such changes with the Proxy Voting Service, and solicits feedback from Portfolio Management on such changes. Once the Guidelines have been approved by the Committee and clients where required, they are distributed to Asset Servicing and the Proxy Voting Service for implementation.
PROXY VOTING GUIDELINES
APPENDIX A

Janus Henderson Investors will generally vote all proxies relating to portfolio securities held in client accounts for which it has been delegated voting authority in accordance with the Policy, including these Guidelines, and the implementation instructions provided to the Proxy Voting Service. Nonetheless, because proxy issues and the circumstances of individual companies are varied, there may be instances when Janus Henderson Investors may not vote in strict adherence to the Guidelines. Portfolio Management is responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and instructing votes contrary to the Guidelines where they reasonably believe that is in the best interest of clients.
Janus Henderson Investors recognises that corporate governance systems vary a great deal between jurisdictions according to factors such as cultural issues, laws and regulations, the extent of shareholder rights, the level of dispersed ownership and the stage of development more generally. In formulating our approach to corporate governance, we are conscious that a “one size fits all” policy is not appropriate. We will therefore seek to vary our voting activities according to the local market and its standards of best practices.
While Janus Henderson Investors has attempted to address the most common issues through the Guidelines, there will be various proxy voting proposals that are not addressed by the Guidelines or that require case-by-case resolution under the Guidelines. In addition, it may not be appropriate to apply certain Guidelines to investment types such as mutual funds, exchange-traded funds, and closed-end funds, in which case Janus Henderson Investors will generally rely on the recommendation of the Proxy Voting Service unless otherwise specified in the Policy. Moreover, there may be various proxy voting proposals as to which the Proxy Voting Service does not have or provide research, analysis and recommendations. For example, the Proxy Voting Service may not provide research, analysis and recommendations for proxy voting proposals of privately-held companies. In such instances, those proposals will be referred to Portfolio Management for resolution. In exercising discretion, Janus Henderson Investors may take into consideration the information and recommendations of the Proxy Voting Service but will vote all proxies based on its own conclusions regarding the best interests of its clients.
In many cases, a security may be held by client accounts managed by multiple portfolio managers. While Janus Henderson Investors generally casts votes consistently across client accounts it manages, different portfolio managers may vote differently on the same matter in the exercise of their discretion. For example, different portfolio managers may reasonably reach different conclusions as to what is in the best interest of their clients based on their independent judgments. In addition, in rare circumstances, an individual portfolio manager may reasonably reach different conclusions as to what is in the best interests of different clients depending on each individual client account’s investment strategy or its objectives.
Directors AND BoardS
Janus Henderson Investors recognises the diversity of corporate governance models across different markets and does not advocate any one form of board structure. However, it also recognises there are certain key functions which are or should be common across all markets:
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Reviewing and guiding corporate strategy, major plans of action, risk policy, annual budgets and business plans; setting performance objectives; monitoring implementation and corporate performance; and overseeing major capital expenditures, acquisitions and divestitures;
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Monitoring the effectiveness of the company's governance practices and making changes as needed; Selecting, compensating, monitoring and, where necessary, replacing key executives and overseeing succession planning;
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Aligning key executive and board compensation with the longer-term interests of the company and its shareholders;
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Ensuring a formal and transparent board nomination and election process;
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Monitoring and managing potential conflicts of interest of management, board members and shareholders, including misuse of corporate assets and abuse in related party transactions;
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Ensuring the integrity of the corporation's accounting and financial reporting systems, including the independent audit, and that appropriate systems of control are in place, in particular, systems for risk management, financial and operational control, and compliance with the law and relevant standards;
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Monitoring the quality of relationships with key stakeholders; and
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Overseeing the process of disclosure and communications.
Boards of directors should include the number and types of qualified directors sufficient to ensure effective discharge of these responsibilities, including independent non-executive directors with appropriate skills, experience, and knowledge. The responsibilities of such non-executive directors should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole. Consistent with this principle of independence, a board of directors should generally have a non-executive chairperson.
The board of directors should establish audit, compensation, and nomination/succession committees. These should be composed wholly or predominantly of independent directors. Companies should publicly disclose the terms of reference of these committees and give an account to shareholders in an annual report or other regulatory filing of how their responsibilities have been discharged. The chairpersons and members of these committees should be appointed by the board as a whole according to a transparent procedure.
Janus Henderson Investors believes the board of directors, or supervisory board, as an entity, and each of its members, as an individual, is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole. Each director should therefore generally stand for election on an annual basis.
In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:
Board Classification – Janus Henderson Investors will generally vote against proposals to classify boards of directors and for proposals to declassify boards of directors.
Board Size – Janus Henderson Investors will generally vote in favor of proposals to increase the size of a board of directors so long as the board would retain a majority of independent directors. Janus Henderson Investors will generally vote against proposals to decrease the size of a board of directors which are intended as anti-takeover measures.
Director Independence – Janus Henderson Investors will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Henderson Investors will generally vote in favor of proposals to separate the role of the chairman from the role of the CEO.
Director Indemnification – Janus Henderson Investors will generally vote in favor of proposals regarding director or officer indemnification arrangements provided such provisions are not deemed excessive or inappropriate.
Uncontested Elections –Janus Henderson Investors will generally vote in favor of director candidates that result in the board having a majority of independent directors and oppose director candidates that result in the board not having a majority of independent directors. After taking into consideration country-specific practices, Janus Henderson Investors will generally vote in favor of individual director candidates unless:
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they attend less than 75% of the board and committee meetings without a valid excuse;
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they ignore or otherwise fail to respond appropriately to shareholder proposals receiving majority shareholder support;
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they are not responsive to advisory votes on executive compensation matters;
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they fail to provide appropriate oversight of company's risk management practices;
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they are non-independent directors and sit on the audit, compensation or nominating committees;
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they are non-independent directors and the board does not have an audit, compensation, or nominating committee;
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they are audit committee members and the non-audit fees paid to the auditor are excessive;
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they are audit committee members and poor accounting practices rise to a level of serious concern, or other serious issues surrounding the audit process or arrangement exist;
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they serve as directors on an excessive number of boards;
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they are compensation committee members and the company has poor compensation practices;
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they adopt a long term poison pill without shareholder approval or make material adverse changes to an existing poison pill;
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they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board that does not have a minimum level of female directors, and the company has not provided a sufficient explanation for its lack of gender diversity;
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they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board that does not have any apparent racial/ethnic diversity, and the company has not provided a sufficient explanation for its lack of racial/ethnic diversity;
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they are the chair of the responsible committee of a company that is a significant greenhouse gas emitter3 where such company is not taking minimum steps needed to understand, assess, and mitigate risks related to climate change;
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they amend the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders;
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the company employs a capital structure with unequal voting rights; and/or
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they are the chair of the nominating committee, or are otherwise responsible for the nomination process, of a board where director(s) remain on the board after having received less than the majority of votes cast in the prior election and the company has not provided a sufficient explanation for continuing with such director(s).
Contested Elections – Janus Henderson Investors will generally evaluate proposals relating to contested director candidates on case-by-case basis.
Cumulative Voting – Janus Henderson Investors will generally vote in favor of proposals to adopt cumulative voting unless otherwise recommended by the Proxy Voting Service.
3 Janus Henderson Investors will apply the same definition as used by the Proxy Voting Service.
AUDITORS AND ACCOUNTING ISSUES
Janus Henderson Investors believes boards of directors should maintain robust structures and processes to ensure sound internal controls and to oversee all aspects of relationships with auditors. Boards of directors should generally have appropriately constituted audit committees with sufficient levels of financial expertise in accordance with prevailing legislation or best practice. The audit committee should ensure that the company gives a balanced and clear presentation of its financial position and prospects and clearly explains its accounting principles and policies. The audit committee should ensure that the independence of the external auditors is not compromised by conflicts of interest (e.g., financial conflicts arising from the award of non-audit assignments).
In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:
Uncontested Auditors – Janus Henderson Investors will generally vote in favor of proposals to approve external or statutory auditors and auditor compensation unless:
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the auditor has a financial interest in or association with the company and is therefore not independent;
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fees for non-audit services are excessive;
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there is reason to believe the auditor has rendered an opinion which may be neither accurate nor indicative of the company's financial position;
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the auditor is being changed without explanation; or
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the auditor is not identified by name.
Contested Auditors – Janus Henderson Investors will evaluate proposals relating to contested auditors on a case-by-case basis.
COMPENSATION ISSUES
Janus Henderson Investors believes compensation of executive directors and key executives should be aligned with the interests of shareholders. Performance criteria attached to share-based compensation should be demanding. Requirements for directors and senior executives to acquire and retain company shares that are meaningful in the context of their cash compensation are also appropriate. The design of senior executives’ contracts should not commit companies to ‘payment for failure’. Boards should pay attention to minimising this risk when drawing up contracts and to resist pressure to concede excessively generous severance conditions. Any share-based compensation should be subject to shareholder approval.
Companies should disclose in each annual report or proxy statement the board’s policies on executive compensation (and preferably the compensation of individual board members and top executives), as well as the composition of such compensation so that investors can judge whether corporate pay policies and practices are appropriately designed.
Broad-based employee share ownership plans or other profit-sharing programs are effective market mechanisms that promote employee participation. When reviewing whether to support proposed new share schemes, we place particular importance on the following factors:
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The overall potential cost of the scheme, including the level of dilution;
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The issue price of share options relative to the market price;
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The use of performance conditions aligning the interests of participants with shareholders;
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The holding period (i.e., the length of time from the award date to the earliest date of exercise); and
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The level of disclosure.
In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:
Executive and Director Equity-Based Compensation Plans – Janus Henderson Investors will generally vote in favor of equity-based compensation plans unless they create an inconsistent relationship between long-term share performance and compensation, do not demonstrate good stewardship of investors’ interests, or contain problematic features. Janus Henderson Investors considers the following, non-exhaustive list of practices to be problematic and generally votes against plans or amendments to plans that:
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provide for re-pricing of underwater options;
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provide for automatic replenishment (“evergreen”) or reload options;
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create an inconsistent relationship between long term share performance and compensation increases; and/or
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are proposed by management and do not demonstrate good stewardship of investors’ interests regarding executive compensation or are a vehicle for poor compensation practices.
Janus Henderson Investors will generally vote against proposals permitting material amendments to equity-based compensation plans without shareholder approval.
Long-Term Ownership – Janus Henderson Investors will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers, and directors. These may include:
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requiring executive officers and directors to hold a minimum amount of stock in the company;
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requiring stock acquired through exercised options to be held for a certain period of time; and

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using restricted stock grants instead of options.
Director and Officer Loans – Janus Henderson Investors will generally oppose proposals requesting approval of loans to officers, executives, and board members of an issuer.
Say-on-Pay – Janus Henderson Investors will generally vote in favor of annual advisory votes on executive compensation (say-on-pay frequency). Janus Henderson Investors will generally vote with management on advisory votes on executive compensation (say-on-pay) unless Janus Henderson Investors determines problematic pay practices are maintained.
Executive Severance Agreements – Janus Henderson Investors will generally evaluate proposals to approve or cancel executive severance agreements on a case-by-case basis. Janus Henderson Investors will generally vote in favor of proposals to require executive severance agreements to be submitted for shareholder approval unless the proposal requires shareholder approval prior to entering into employment contracts.
Employee Stock Option Plans (ESOP) and Stock Purchase Plans (ESPP) – Janus Henderson Investors will generally vote in favor of proposals relating to ESOPs and ESPPs unless the shares purchased through the plans are discounted more than the market norm, the shares allocated to the plans are excessive, and/or the plans contain other problematic features.
Option Expensing and Repricing – Janus Henderson Investors will generally vote in favor of proposals requiring the expensing of options. Janus Henderson Investors will generally vote against proposals providing for the repricing of options.
CAPITALISATION, ISSUANCES, TRANSACTIONS, SHAREHOLDER RIGHTS, AND OTHER CORPORATE MATTERS
Janus Henderson Investors believes all shareholders should be treated equitably. Companies’ ordinary shares should provide one vote for each share, and companies should act to ensure the owners’ rights to vote.
Any major strategic modifications to the core businesses of a company should not be made without prior shareholder approval. Equally, any major corporate changes, which in substance or effect, materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders should not be made without prior shareholder approval of the proposed change. Such changes may include but are not limited to modifications to articles or bylaws and the implementation of shareholder rights plans or so called “poison pills.”
We will not support proposals that have the potential to reduce shareholder rights, such as significant open-ended authorities to issue shares without pre-emption rights or anti-takeover proposals, unless companies provide a compelling rationale for why they are in shareholder interests.
In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:
Capital Stock – Subject to local market standards, Janus Henderson Investors will generally vote in favor of proposals seeking to increase the number of shares of common or preferred stock authorized for issue unless the company does not adequately justify the need for the additional shares. Janus Henderson Investors will generally vote against proposals to authorize preferred stock whose voting, conversion, dividend, and other rights are determined at the discretion of the board of directors when the stock is issued (“blank check stock”). Janus Henderson Investors will generally vote against proposals for different classes of stock with different voting rights.
Stock Splits – Janus Henderson Investors will generally vote in favor of proposals to split shares unless they negatively affect the ability to trade shares or the economic value of a share.
Share Issuances - Janus Henderson Investors will generally vote in favor of proposals related to share issuances with and without preemptive rights, provided that voting in favor of such proposals is consistent with local market standards, such proposals are not considered excessive in the context of the issuer and such proposals do not provide for different levels of voting rights.
Debt Issuances – Janus Henderson Investors will generally evaluate proposals regarding the issuance of debt, including convertible debt, on a case- by-case basis.
Mergers, Acquisitions and Other Significant Corporate Transactions – Janus Henderson Investors will generally evaluate proposals regarding acquisitions, mergers, related party transactions, tender offers, or changes in control on a case-by-case basis, including any related proposals such as share issuances or advisory votes on golden parachutes.
Reorganization, Restructuring and Liquidation – Janus Henderson Investors will generally evaluate plans of reorganization, restructuring and liquidation on a case-by-case basis.
Shareholder Rights Plans and Other Anti-Takeover Mechanisms – Janus Henderson Investors will generally vote against shareholder rights plans or other proposals designed to prevent or obstruct corporate takeovers (includes poison pills), unless such measures are proposed in a transparent and independent fashion and designed primarily as a short-term means to protect a tax benefit, or are structured in such a way that they give shareholders the ultimate decision on any proposal or offer. This general policy supersedes any other more specific policy to the contrary.
Change in Jurisdiction of Incorporation or Organization - Janus Henderson Investors will generally vote in favor of proposals regarding changes in the jurisdiction of incorporation or organization of an issuer.
Confidential Voting – Janus Henderson Investors will generally vote in favor of proposals to provide for confidential voting and independent tabulation of voting results.

Supermajority Voting – Janus Henderson Investors will generally vote against proposals to provide for supermajority voting (e.g., to approve acquisitions or mergers).
Special Meetings – Janus Henderson Investors will generally vote in favor of management proposals to allow shareholders to call special meetings. Janus Henderson Investors will generally vote in favor of shareholder proposals to allow shareholders to call special meetings, unless such right is already provided at a level consistent with local best practice and the shareholder proposal would further reduce the required threshold. Such proposals will be evaluated on a case-by-case basis.
Written Consents – Janus Henderson Investors will generally vote in favor of management proposals to allow action by shareholders’ written consent. Where supported by the Proxy Voting Service, Janus Henderson Investors will generally evaluate shareholder proposals to allow action by shareholders’ written consent on a case-by-case basis; otherwise, Janus Henderson will generally vote against proposals to allow action by shareholders’ written consent.
Proxy Access – Janus Henderson Investors will generally evaluate proposals related to proxy access on a case-by-case basis.
ENVIRONMENTAL AND SOCIAL ISSUES
Janus Henderson Investors believes that good management of stakeholder relationships contributes to business success and long-term shareholder value. These stakeholders include not only shareholders but also employees, consumers, debtholders, business partners, neighbors, and the wider global community. Janus Henderson Investors also recognises the importance of environmental issues such as climate change and social issues such as diversity & inclusion to all these stakeholder groups.
As a fiduciary for its clients, Janus Henderson Investors is primarily concerned with the impact of proposals on a company’s performance and economic value. Janus Henderson Investors recognises that environmental and social issues are associated with risks, costs and benefits which can have a significant impact on company performance over the short and long term. When evaluating the merits of proposals on environmental and social issues, Janus Henderson Investors will weigh the risks, costs, and benefits of supporting the proposals against those presented by alternatives, including potentially seeking similar outcomes through direct engagement activities with management. Janus Henderson Investors will generally support management proposals addressing environmental and social issues unless we identify significant weaknesses relative to market practice or peers. Janus Henderson Investors will generally support shareholder proposals addressing environmental and social issues where we identify significant areas of weakness or deficiency relative to peers and/or industry best practices or feel that management has failed to adequately respond to shareholder concerns.
MISCELLANEOUS, ADMINISTRATIVE AND ROUTINE ITEMS
Janus Henderson Investors believes that management should generally have discretion to make certain types of decisions, including how to use existing capital. In addition, in certain jurisdictions, shareholder approval of certain routine or administrative matters may be required. On these types of issues, Janus Henderson Investors will generally defer to management unless it believes these decisions are not being made, or these actions are not being taken, in good faith.
In recognition of these principles, Janus Henderson Investors has adopted the following default policy positions among others:
Dividends – Janus Henderson Investors will generally vote in favor of management proposals relating to the issuance of dividends. Janus Henderson Investors will generally evaluate shareholder proposals relating to the issuance of dividends on a case-by-case basis.
Share Repurchase Plans - Janus Henderson Investors will generally vote in favor of management proposals regarding share repurchases. Janus Henderson Investors will generally evaluate shareholder proposals relating to share repurchases on a case-by-case basis.
“Other Business” – Janus Henderson Investors will generally vote against proposals to approve “other business” when it appears as a voting item.
Designation of Exclusive Forum - Janus Henderson Investors will generally vote in favor of proposals designating an exclusive forum in federal court or Delaware state court (for companies organised in Delaware). Janus Henderson Investors will generally evaluate proposals designating an exclusive forum in other jurisdictions on a case- by-case basis.
PROPOSALS OUTSIDE THE GUIDELINES
For proposals not specifically addressed by the Guidelines, Janus Henderson Investors generally provides implementation instructions to the Proxy Voting Service consistent with the principles and approaches outlined herein. Those instructions will frequently utilise or leverage the research and vote recommendations from the Proxy Voting Service. For proposals not specifically addressed by the Guidelines or the implementation instructions, or where Proxy Voting Service does not have research, analysis, and/or a recommendation available, Janus Henderson Investors will generally evaluate such proposals on a case-by-case basis.

J.P. Morgan Investment Management Inc.
Proxy Voting Procedures and Guidelines
(April 2024)
J.P. Morgan Investment Management Inc. (Sub-Adviser), as an investment sub-adviser to the portfolio, has been granted the authority to vote the proxies of any voting securities held in the portfolio’s portfolio. In voting proxies, the Sub-Adviser’s objective is to vote proxies in the best interests of its clients. To ensure that the proxies of portfolio companies are voted in the best interests of the portfolio, the portfolio’s Board of Trustees has adopted the Sub-Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues for the portfolio.
The Sub-Adviser and its affiliated advisers (“JPMAM”) are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. The Sub-Adviser has adopted a separate set of Guidelines that covers the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (“EMEA”), (3) Asia (ex-Japan) and (4) Japan.
Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value consistent with the portfolio's objectives and strategies. As a general rule, in voting proxies of a particular security, the Sub-Adviser will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Sub-Adviser has encountered globally, based on many years of collective investment management experience.
To oversee the proxy voting process on an ongoing basis, JPMAM has established a proxy committee (“Proxy Committee”) for each global location where proxy voting decisions are made. Each Proxy Committee is composed of members and invitees including a proxy administrator (“Proxy Administrator”) and senior officers from among the investment, legal, compliance, and risk management departments. The primary functions of each Proxy Committee include: (1) reviewing and approving the Guidelines annually; (2) providing advice and recommendations on general proxy voting matters as well as on specific voting issues to be implemented by the Sub-Adviser; and (3) determining the independence of any third-party vendor to which it has delegated proxy voting responsibilities (such as, for example, delegation when the Sub-Adviser has identified a material conflict of interest) and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities.
The Guidelines are proprietary to the Sub-Adviser and reflect the Sub-Adviser’s views on proxy voting matters as informed by its investment experience and research over many years of proxy voting. Certain guidelines are prescriptive (“Prescribed Guidelines”) meaning they specify how the Sub-Adviser will vote a particular proxy proposal except where the Sub-Adviser, pursuant to its procedures, determines to vote in a manner contrary to its Prescribed Guidelines also known as an “Override”. Other guidelines contemplate voting on a case-by-case basis. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. Individual company facts and circumstances vary. In some cases, the Sub-Adviser may determine that, in the best interest of its clients, a particular proxy item should be voted in a manner that is not consistent with the Prescribed Guidelines. Where the Sub-Adviser chooses to vote in a manner contrary to its Prescribed Guideline (an “Override”) or where the Proxy Administrator determines that such vote requires further escalation to certain portfolio management teams (“escalated votes”), the procedures include a review and, for certain votes, an attestation process. These processes are designed to identify actual or potential material conflicts of interest (between a portfolio on the one hand, and the portfolio’s Sub-Adviser or an affiliate, on the other hand), ensure that relevant personnel were not in possession of material non-public information (“MNPI”), and ensure that the proxy vote is cast in the best interests of the portfolio.
In order to maintain the integrity and independence of the Sub-Adviser’s investment processes and decisions, including proxy voting decisions, and to protect the Sub-Adviser’s decisions from influences that could lead to a vote other than in the portfolios’ best interests, JPMC (including the Sub-Adviser) has adopted policies and procedures that (i) address the handling of conflicts, (ii) establish information barriers, and (iii) restrict the use of MNPI. Material conflicts of interest are further avoided by voting in accordance with the Sub-Adviser’s Prescribed Guidelines. A material conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for a J.P. Morgan Fund, or when the Proxy Administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party using its own guidelines; provided, however, that the Sub-Adviser’s investment professional(s) may request an exception to this process to vote against a proposal rather than referring it to an independent third party (“Exception Request”) where the Proxy Administrator has actual knowledge indicating that a JPMorgan Chase affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. The applicable proxy committee shall review the Exception Request and shall determine whether the Sub-Adviser should vote against the proposal or whether such proxy should still be referred to an independent third party due to the potential for additional conflicts or otherwise.
Depending on the nature of the conflict, the Sub-Adviser may elect to take one or more of the following measures or other appropriate action: removing certain Sub-Adviser personnel from the proxy voting process or “walling off” personnel with knowledge of the conflict to ensure that such personnel do not influence the relevant proxy vote; voting in accordance with the applicable Prescribed Guidelines, if any, if the application of the Prescribed Guidelines would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to an independent third party, in which case the proxy will be voted by the independent third party in accordance with its own determination. In the event that the portion of the portfolio managed by the Sub-Adviser, in the aggregate with other funds managed by JPMIM, holds more than 25% of the outstanding voting securities of an open-end registered investment company or registered unit investment trust that is not managed by JPMIM (a “Non-J.P. Morgan Fund”), the portfolio will vote its respective securities in a Non-J.P. Morgan Fund in the same proportion as the vote of all other holders of such securities
The following summarizes some of the more noteworthy types of proxy voting policies of the North America Guidelines:
The Sub-Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) adopt or renew a poison pill without shareholder approval; (c) are affiliated outside directors who serve on audit, compensation or nominating committees or are affiliated outside directors and the full board serves on such committees or the company does not have such committees; (d) ignore a shareholder proposal that is approved by a majority of either the shares outstanding or the votes cast based on a review over a consecutive two year time frame; (e) are insiders and affiliated outsiders on boards that are not at least majority independent except, in the case of controlled companies, vote for non-independent directors who serve on committees other than the audit committee; or (f) are CEOs of publicly-traded companies who serve on more than two public boards (besides his or her own board) or for all other directors who serve on more than four public company boards. In addition, votes are generally withheld for directors who serve on committees in certain cases. For example, the Sub-Adviser generally withholds votes from audit committee members in circumstances in which there is evidence that there exists material weaknesses in the company’s internal controls. Votes generally are also withheld from directors when there is a demonstrated history of poor performance or inadequate risk oversight or when the board adopts changes to the company’s governing documents without shareholder approval if the changes materially diminish shareholder rights. Votes generally will be withheld from board chair, lead independent directors, or governance committee chairs of publicly traded companies where employees have departed for significant violation of code of conduct without claw back of compensation. In addition, the Sub-Adviser generally votes against the chair of the nominating committee if one or more directors remain on the board after having received less than majority of votes cast in the prior election.
The Sub-Adviser votes proposals to classify boards on a case-by-case basis, but normally will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).
The Sub-Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.
The Sub-Adviser votes against proposals for a super-majority vote to approve a merger.
The Sub-Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.
The Sub-Adviser considers vote proposals with respect to compensation plans on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders) and includes an analysis of the structure of the plan and pay practices of other companies in the relevant industry and peer companies. Other matters included in the analysis are the amount of the company’s outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock’s fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices.
The Sub-Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social issue proposals.
The Sub-Adviser generally votes for management proposals which seek shareholder approval to make the state of incorporation the exclusive forum for disputes if the company is a Delaware corporation; otherwise, the Sub-Adviser votes on a case by case basis.
The Sub-Adviser supports board refreshment, independence, and a diverse skill set for directors as an important part of contributing to long-term shareholder value. The Sub-Adviser expects its investee companies to be committed to diversity and inclusiveness in their general recruitment policies as we believe such diversity contributes to the effectiveness of boards and further development of sound governance and risk oversight. As with all proxy votes, the Sub-Adviser seeks to vote in each portfolio’s best interests to enhance long-term shareholder value. The Sub-Adviser will utilize its voting power to bring about change where boards are lagging in gender and racial/ethnic diversity. The Sub-Adviser will generally vote against the chair of the Nominating Committee when the issuer does not disclose the gender and racial and ethnic composition of the board, with adequate diversity data considered as adequate in instances where individual directors do not wish to disclose personal identification. The Sub-Adviser will also generally vote against the chair of the Nominating Committee when the issuer lacks any gender diversity or any racial/ethnic diversity unless there are mitigating factors such as recent retirement of relevant directors, a relatively new public company, and an ongoing search for a director.
The Sub-Adviser reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.
The following summarizes some of the more noteworthy types of proxy voting policies of Section 12 Social and Environmental Issues from the North America Guidelines:
The Sub-Adviser generally encourages a level of reporting on environmental matters that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. In general, the Sub-Adviser supports management disclosure practices that are overall consistent with the goals and objective expressed above. Proposals with respect to companies that have been involved in controversies, fines or litigation are expected to be subject to heightened review and consideration.
In evaluating how to vote environmental proposals, key considerations may include, but are not limited to, issuer considerations such as asset profile of the company, including whether it is exposed to potentially declining demand for the company’s products or services due to environmental considerations; cash deployments; cost structure of the company, including its position on the cost curve, expected impact of future carbon tax and exposure to high fixed operating costs; corporate behavior of the company; demonstrated capabilities of the company, its strategic planning process, and past performance; current level of disclosure of the company and consistency of disclosure across its industry; and whether the company incorporates environmental or social issues in a risk assessment or risk reporting framework. The Sub-Adviser may also consider whether peers have received similar proposals and if so, were the responses transparent and insightful; would adoption of the proposal would inform and educate shareholders; and have companies that adopted the proposal provided insightful and meaningful information that would allow shareholders to evaluate the long-term risks and performance of the company; does the proposal require disclosure that is already addressed by existing and proposed mandated regulatory requirements or formal guidance at the local, state, or national level or the company’s existing disclosure practices; and does the proposal create the potential for unintended consequences such as a competitive disadvantage.
The Sub-Adviser votes against the chair of the committee responsible for providing oversight of environmental matters and/or risk where the Sub-Adviser believes the company is lagging peers in terms of disclosure, business practices or targets. The Sub-Adviser also votes against committee members, lead independent director and/or board chair for companies that have lagged over several years.
With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provide, and whether the proposal would result in a competitive disadvantage for the company.
The Sub-Adviser expects boards to provide oversight of human capital management which includes the company management of its workforce, use of full time versus part time employees, workforce cost, employee engagement and turnover, talent development, retention and training, compliance record and health and safety. As an engaged and diverse employee base is integral to a company’s ability to innovate, respond to a diverse customer base and engage with diverse communities and deliver shareholder returns, the Sub-Adviser will generally support shareholder resolutions seeking the company to disclose data on workforce demographics including diversity, and release of EEO-1 or comparable data where such disclosure is deemed by the Sub-Adviser as inadequate.
Non-U.S. Guidelines. The following summarizes some of the more noteworthy types of proxy voting policies of the EMEA, Asia (Ex-Japan) and Japan Guidelines (collectively, “Non-U.S. Guidelines”):
Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Sub-Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Sub-Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.
Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. The Sub-Adviser also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the portfolio’s best interests to intentionally refrain from voting in certain overseas markets from time to time.
The Non-U.S. Guidelines reflect the applicable region’s corporate governance or stewardship codes with respect to corporate governance and proxy voting. For example, JPMAM is a signatory to the UK Stewardship Code 2020 and believes that its existing stewardship policies meet the standards required under the Code. Additionally, for example, the EMEA Guidelines for UK companies are based on the revised UK Corporate Governance Code. If a portfolio company chooses to deviate from the provisions of the UK Corporate Governance Code, the Sub-Adviser takes the company’s explanation into account as appropriate, based on the Sub-Adviser’s overall assessment of the standards of corporate governance evidenced at the company. For Continental European markets, the Sub-Adviser expects companies to comply with local Corporate Governance Codes, where they exist. In markets where a comparable standard does not exist, we use the EMEA Guidelines as the primary basis for voting, while taking local market practice into consideration where applicable. The Japan Guidelines reflect the 2020 revisions to the Japanese Stewardship Code. Likewise, the Asia (Ex-Japan) Guidelines endorse the stewardship principles promoted by different regulators and industry bodies in the region including the Singapore Stewardship Principles for Responsible Investors supported by Monetary Authority of Singapore and Singapore Exchange, the Principles for Responsible Ownership issued by the Securities and Futures Commission in Hong Kong, and the Principles of Internal Governance and Asset Stewardship issued by the Financial Services Council of Australia.

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Sub-Adviser pays particular attention to management’s arguments for promoting the prospective change.
The Non-U.S. Guidelines encourage transparency and disclosure with respect to remuneration reporting as well as processes and policies designed to align compensation with the long-term performance of portfolio companies.
In particular, the EMEA Guidelines indicate that the remuneration policy as it relates to senior management should ideally be presented to shareholders for approval with such votes normally occurring every third year. In addition, the EMEA Guidelines describe information that the Sub-Adviser expects to be included in remuneration reports including disclosure on amounts paid to executives, alignment between company performance and pay out to executives, disclosure of, among other things, variable incentive targets, levels of achievement and performance awards, information on the ratio of CEO pay to median employee pay.
With respect to the Japan Guidelines, the voting decision will be made taking into account matters such as recent trends in the company’s earnings and performance, with the expectation that companies will have a remuneration system comprised of a reasonable mix of fixed and variable (based on short term and medium to long term incentives) compensation. Such Guidelines also support the introduction of clawback clauses in order to prevent excessive risk taking which can negatively impact shareholder value and excessive pay.
Where shareholders are able to exercise a binding vote on remuneration policies, the Asia (Ex-Japan) Guidelines reflect the Sub-Adviser’s belief that such polices should stand the test of time. The Asia (Ex-Japan) Guidelines further encourage companies to provide information on the ratio of CEO pay to median employee pay and to explain the reasons for changes to the ratio as it unfolds year by year. The Asia (Ex-Japan) Guidelines also highlight information that companies should have with regard to gender pay gaps and indicate how this issue is being addressed.
The Sub-Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, under the EMEA Guidelines, the Sub-Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of a unitary board structure. However, since tiered Boards are still very prevalent in markets outside of the United Kingdom, the Non-U.S. Guidelines do not mandate a unitary board structure and local market practice will always be taken into account.
The Sub-Adviser will use its voting powers to encourage appropriate levels of board independence and diversity as an important part of contributing to long-term shareholder value, taking into account local market practice.
In particular, the EMEA Guidelines indicate that the Sub-Adviser expects boards to have a strategy to improve female representation in particular. The EMEA Guidelines generally support the target of one-third of board positions being held by women, as recommended by the UK Government’s Women on Boards Report, the Davies Review and the FTSE Women Leaders Review (formerly the Hampton-Alexander Review).
The Japan Guidelines include provisions on board diversity and indicate that the Sub-Adviser believes directors with diverse backgrounds should make up a majority of a board over time. The Japan Guidelines provide that the current policy is to vote against the election of the representative directors, such as the president of the company, if there is only one or no female directors (at least 30% gender diversity before 2030).
The Asia ex Japan Guidelines reflect, as a minimum standard for all Asia ex Japan markets, that JPMAM would expect no single-gender boards and that such boards would have 25% gender diverse representation before 2025, with 30% gender diverse representation or such higher amounts as reflected by local market practice before 2030.
The Sub-Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.
The Sub-Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Sub-Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Sub-Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.
The Sub-Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Sub-Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.
The Sub-Adviser will generally vote against anti-takeover devices.
The Sub-Adviser considers social or environmental issues on a case-by-case basis under the Non-U.S. Guidelines, keeping in mind at all times the best economic interests of its clients. With respect to environmental proposals, the Non-U.S. Guidelines indicate that good corporate governance policies should consider the impact of company operations on the environment and the costs of compliance with laws and regulations relating to environmental matters, physical damage to the environment (including the costs of clean-ups and repairs), consumer preferences and capital investments related to climate change. The Non-U.S. Guidelines further encourage a level of environmental reporting that is not unduly costly or burdensome and which does not place the company at a competitive disadvantage, but which provides meaningful information to enable shareholders to evaluate the impact of the company’s environmental policies and practices on its financial performance. With regard to social issues, among other factors, the Sub-Adviser considers the company’s labor practices, supply chain, how the company supports and monitors those issues, what types of disclosure the company and its peers currently provided, and whether the proposal would result in a competitive disadvantage for the company.
North American and Non-U.S. Guidelines. The following describes certain elements that are common to the North America and Non-U.S. Guidelines:
The North America and Non-U.S. Guidelines note that, in certain markets, by-law changes have taken place to allow a company to hold virtual or hybrid general shareholder meetings and reflect that general shareholder meetings should be fair, constructive and foster dialogue between company management and shareholders. In principle, the Sub-Adviser is supportive of proposals allowing shareholder meetings to be convened by electronic means so long as the flexibility in the format of the meetings contributes to enhancing access to the meetings and where shareholder participation rights are protected, regardless of whether physical or virtual.
The North America and Non-U.S. Guidelines include climate risk guidelines due to the Sub-Adviser’s view that climate change has become a material risk to the strategy and financial performance of many companies. The Sub-Adviser may vote against directors of companies, that, in the Sub-Adviser’s opinion, face material climate-related transition or asset risks, where such disclosures are not available or where we believe such disclosures are not meaningful. To provide shareholders with meaningful disclosures on how the company is addressing risks related to climate change, the Sub-Adviser encourages disclosure aligned with the reporting framework developed by the Task Force on Climate related Financial Disclosures (“TCFD”). In addition, for companies in industries where the Sub-Adviser believes climate change risks pose material financial risks, the Sub-Adviser encourages more comprehensive reporting including scenario analysis to help under the resilience of a company’s strategy and disclosures of Scope 1 and 2 greenhouse gases (“GHG”) emission targets, where decarbonization of a company’s operations and purchased energy has been identified by the company as a key part of a company’s strategy to manage climate change risks. In addition, for companies who have chosen to set long-term net zero targets, the Sub-Adviser encourages the company to make disclosures including scope of emissions included in such targets in order to allow the Sub-Adviser to evaluate the long-term credibility of transition plans. The Sub-Adviser may vote for shareholder resolutions requesting information where disclosure is unavailable or not meaningful.
Securities Lending
Proxies for securities that are out on loan normally cannot be voted, as title passes to the borrower of the securities. The Sub-Adviser is not involved in a portfolio’s securities lending arrangements as it is not a party to a securities lending agreement involving the portfolio and does not make the decision to lend a portfolio’s securities. As a result, to the extent that a portfolio engages in securities lending, the Sub-Adviser’s proxy voting responsibilities do not include recalling securities to vote proxies for securities that have been lent by the portfolio.

Madison Asset Management, LLC (“Madison”)
PROXY VOTING POLICIES AND PROCEDURE
I. POLICY
The Funds’ Board of Trustees views the proxy voting process as a component of the investment process and, as such, seeks to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Funds. Madison maintains a policy of seeking to protect the best interests of its clients should a proxy issue potentially implicate a conflict of interest between the Funds and Madison or its affiliates (Madison’s policy is attached hereto).
II. Delegation of Proxy Voting Authority
Madison
The Funds have delegated proxy voting responsibilities to Madison, as the investment adviser to the Funds. Madison shall vote the Funds’ proxies in accordance with Madison’s proxy voting policies and procedures.
Sub-Advisers
Madison is authorized to delegate, in whole or in part, its proxy voting authority to the Funds’ sub-advisers (if any), or other third-party vendors, consistent with these policies. The sub-advisers are expected to identify and seek to obtain the optimal benefit for the Funds. For sub-advised Funds, Madison believes that the sub-advisers generally are also best suited to evaluate and vote proxies for the securities they acquire for those Funds. The sub-advisers are expected to identify and seek to obtain the optimal benefit for the Funds.
III. DISCLOSURE
Form N-PX
The Funds are required to file an annual record of their respective proxy votes with the SEC by August 31st of each year on Form N-PX. The period covered by the Funds’ Form N-PX filing with the SEC is July 1st through June 30th of the prior year.
Proxy Voting Records
Shareholders may obtain a copy of the Funds’ proxy voting records by calling the Funds’ shareholder service center, visiting the SEC’s website at www.sec.gov., or at the Funds' websites.
IV. Board reporting
Madison shall periodically report to the Funds’ Board on proxy voting during the year, including:
A. The resolution of any conflicts of interest during that period;
B. Any votes cast in contravention of the Madison’s proxy voting policies and procedures (or the sub- adviser’s proxy voting policies and procedures);
C. Any recommended changes in the Funds’ proxy voting policies; and/or
D. Any recommended changes in the third party service providers.
Madison may also provide the Funds’ Board with information related to any third-party vendors used to facilitate proxy voting.
July 2024
i. introduction
In accordance with Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended, Madison has adopted the following proxy voting policies and procedures (the “Policy”). This Policy applies to Madison and anyone acting on its behalf and at its designation, in connection with the voting of proxies. This Policy consists of the policies, procedures and requirements set forth below and will be periodically reviewed and amended as needed. Capitalized terms used but not otherwise defined herein have the meanings ascribed to them in Madison’s Compliance Manual.
ii. definitions
Proxy or Proxies as used in this Policy includes the submission of a security holder vote by Proxy instrument, in person at a meeting of security holders or by written consent.
iii. policy
This Policy applies to Madison and each of its officers and anyone acting on its behalf and at its designation, in connection with the voting of proxies. This Policy consists of the policies, procedures and requirements set forth below and will be periodically reviewed and amended as needed.
It is Madison’s general policy to vote Proxies in the best interest of its clients. Accordingly, Madison will vote all Proxies in a manner intended to promote the client’s investment objectives and to maximize investment returns, while following the investment restrictions and policies of each client, generally, as set forth in the governing documents of the relevant client. Madison will typically vote a security's proxy in accordance with the recommendations of that security's Board of Directors' recommendations, including, but not limited to:
•
Changes in corporate governance;
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Changes in corporate structure;
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Appointment of auditors;
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Social responsibility programs;
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Compensation plans for executives; and
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Mergers and acquisitions, as applicable.
Madison will typically vote against shareholder proposals, however, Madison seeks the best of interests of its clients, and is not bound by the recommendations of a security's Board of Directors or the recommendations of any third party proxy research and voting service.
Madison will use the services of an independent third party (e.g. Glass Lewis or Broadridge) for research, recommendations, and voting services. In the use of such services, Madison will typically vote the actual proxies on behalf of its clients. As discussed herein, where there is a material conflict of interest with a client or material conflict of interest with a client's portfolio holdings, Madison will typically defer to the voting recommendations of the third party proxy research provider, and vote that proxy in accordance with the instructions of the third party proxy voting service provider.
In the event Madison has proxies to vote, there may be instances when the Firm refrains from voting a Proxy, such as when Madison determines that the cost of voting the Proxy exceeds the expected benefit to the client and would not be in the client’s best interest. For example, the cost of voting certain foreign proxies may exceed the benefit to clients. Madison cannot anticipate every situation, and certain issues are better handled on a case-by case basis. Proxy voting decisions are generally made by the relevant Madison Portfolio Management teams with knowledge of the security, and coordinated by Madison operations personnel.
In cases where a proxy will not be voted or, as described below, voted against the Board of Directors’ recommendation, Madison’s policy is to make a notation to the file containing the records for such security explaining the Firm’s action or inaction, as the case may be. The majority of clients have elected that Madison vote the proxies on their behalf. The Firm votes client proxies in one of two ways. Proxy votes are either cast through Proxy Edge, a service which provides notification of proxy meetings and establishes voting through their electronic platform, or votes are made through proxyvote.com for those accounts which have not yet been set up on Proxy Edge.
iv. administration
The CCO will be responsible for the following:
1. Overall compliance with this Policy; and
2. Reviewing and updating the Policy, as appropriate.
v. MATERIAL CONFLICTS OF INTEREST
In the event Madison determines there is or may be a material conflict of interest between Madison and a client or client's portfolio holdings when voting Proxies, Madison will seek to resolve the issue in the best interest of its client. Madison will address such actual or potential material conflicts of interest using one of the following procedures:
1. Madison may vote the Proxy using the established objective policies described herein;
2. Madison may engage a third party to recommend a vote with respect to the Proxy based on application of the policies set forth herein or Madison may bring the Proxy to senior management of the Firm to make a determination; or
3. Madison may employ such other method as is deemed appropriate under the circumstances, given the nature of the conflict.
Although it is not likely, in the event there is a conflict of interest between Madison and a client in connection with a material proxy vote, Madison will typically employ the services of an independent third party proxy services firm to make the proxy voting decision in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended.
In the absence of any conflict, if any member of the relevant Portfolio Management team determines that it would be in the clients’ best interests to vote against management recommendations (or, for Madison Scottsdale, any particular portfolio manager makes such determination), then the decision should be brought to the attention of the management team, or any subcommittee appointed by the management team from among its members, to ratify the decision to stray from the general policy of voting with management. Such ratification need not be in writing.
VI. DISCLOSURES
Madison will make the following disclosures to clients:
1. Upon request by a client, a copy of the Policy; and

2. On the Funds’ websites (the Proxy voting record for Proxies voted on behalf of the client); and
3. Upon request by a client, the Proxy voting record for Proxies voted on behalf of the client.
VII. RECORDKEEPING
Madison will keep the following records, if applicable:
1. A copy of the Policy;
2. A copy of each Proxy statement received with respect to client portfolio securities, except when a Proxy statement is available on the SEC’s EDGAR public filing system, Madison may rely on that filing in lieu of keeping its own copy;
3. A record of each Proxy vote cast by Madison on behalf of a client;
4. A record of each Proxy vote Madison refrained from voting on behalf of a client;
5. A copy of any document prepared by Madison that was material to a Proxy voting decision; and
6. A copy of each written client request for information regarding how Madison voted Proxies on behalf of clients and any written response by Madison to any client requests shall be maintained in such client’s file.
Madison has retained the services of Proxy Edge to maintain the records of the proxy votes cast on behalf of clients. To the extent the Firm votes any proxies outside of this service, then copies of the voted proxy must be maintained in the applicable client or research file, as the case may be.
VIII. AMENDMENTS
This Policy may be amended from time to time by the CCO.
July 2024

Milliman Financial Risk Management LLC
PROXY VOTING POLICY
Milliman Financial Risk Management LLC (“Milliman FRM”), as a matter of policy and as a fiduciary, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of Investment Companies for which it is the primary investment adviser or a sub-adviser to whom proxy voting has been delegated by the client’s fund board. Milliman FRM maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about its proxy policies and practices. Milliman FRM’s policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.
RESPONSIBILITY
Milliman FRM’s Chief Compliance Officer and Compliance team are responsible for the implementation and monitoring of this proxy voting policy, practices, disclosures and record keeping, including outlining the voting guidelines in these procedures.
Milliman FRM employs a third party proxy advisory firm (a “Proxy Adviser”) to effectuate voting and the receipt of records related to voting, and employs policies and procedures in order to evaluate the services of the Proxy Adviser. Milliman FRM’s CCO and Proxy Committee are responsible for developing and overseeing “Proxy Voting Guidelines” where applicable, including oversight of the Proxy Adviser.
DISCLOSURE
Milliman FRM will provide conspicuously displayed information in its Form ADV Part 2A summarizing this proxy voting policy and procedures.
PROCEDURES
1. Principles and Guidelines.
a. Principles. Milliman FRM’s primary purpose is to vote proxies in the best interests of Investment Companies for which it is the primary adviser and will generally vote for, against, consider on a case-by-case basis, or abstain from voting as indicated below. Milliman FRM may utilize independent research reports to inform its proxy voting.
b. Proxy Committee. Milliman FRM’s Proxy Committee meets at least quarterly. Among other duties, the Committee:
i. Reviews voting activity during the previous quarter;
ii. Reviews timely voting issues which may be relevant to clients, and
iii. Performs diligence and oversight of the Proxy Adviser to ensure the information and advice received results in proxy voting that is in the best interest of Milliman FRM’s clients, including:
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evaluating any Proxy Adviser in advance of retention;
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evaluating the process for addressing potential factual errors, incompleteness or methodological weakness in the Proxy Adviser’s analysis;
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Adopting policies for evaluating the Proxy Adviser’s services; and
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Determining when to exercise proxy voting opportunities.
2. Circumstances.
i. Milliman FRM is Primary Investment Adviser
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Where Milliman FRM serves as the primary investment adviser to the Investment Company, Milliman FRM’s Proxy Committee will utilize the Proxy Voting Guidelines.
ii. Milliman FRM is Sub-adviser, and Investment Company retains voting rights
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Where Milliman serves as a sub-adviser to the Investment Company and the Investment Company has retained the right to vote its own proxies, Milliman FRM will not be obligated to take any action with respect to proxy voting.
iii. Milliman FRM is Sub-adviser, and Investment Company delegates voting rights
•
Where Milliman FRM serves as a sub-adviser to the Investment Company and the Investment Company has delegated proxy voting responsibility to Milliman FRM, Milliman FRM will utilize the Proxy Voting Guidelines.
iv. Milliman is Primary Investment Adviser or Sub-Adviser to Mutual Funds of Funds
•
Milliman FRM serves as investment adviser to certain investment companies which invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of Milliman FRM to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act.
3. Obtaining More Information. Investment Companies for which Milliman FRM is the primary adviser may obtain a record of Milliman FRM’s proxy voting, free of charge, by calling its main office at (312) 726-0677.

Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management
EQUITY Proxy Voting Policy and Procedures
January 2026
INTRODUCTION
This Equity Proxy Voting Policy and Procedures (“Policy”) sets out Morgan Stanley Investment Management’s (“MSIM”)1 approach to Proxy Voting, the procedures it follows with respect to Proxy Voting and the guidelines used to inform voting on key issues. The Policy is reviewed annually and updated as necessary to address new and evolving proxy voting issues and standards.
a. MSIM APPROACH TO PROXY VOTING
MSIM will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the objectives of the relevant investment strategy (“Client Proxy Standard”). MSIM will generally seek to vote proxies in accordance with the Proxy Voting Guidelines set out below.
MSIM has a decentralized approach towards investment management, consisting of independent investment teams. Investment teams seek to integrate this Policy with their investment goals and client expectations, using their vote to support sound corporate governance with the aim of enhancing long-term shareholder value, providing a high standard of transparency, and enhancing companies’ economic value. To that end, investment teams retain the overall vote decision.
Under this Policy, proxy voting is led by our investment teams with support from the Global Stewardship Team (“GST”). The GST supports investment teams to vote in accordance with the Client Proxy Standard and comprises individuals who are separate from our investment teams. The GST is also responsible for the consistent application of this Policy and the Proxy Voting Guidelines and for providing voting recommendations to investment teams. The GST also oversees the proxy voting operational processes, vote execution and research.
As a result of MSIM’s independent investment team structure, a situation may emerge in which different investment teams have different views on how to vote the same proxy in the best interest of their respective clients. Under these circumstances, each investment team will vote according to their views, subject to market rules.
1 The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Mesa West Capital, LLC, Morgan Stanley Infrastructure Inc, Morgan Stanley Private Equity Asia Inc, Morgan Stanley Real Estate Advisor, Inc, MS Capital Partners Adviser Inc, MSREF Real Estate Advisor, Inc, MSRESS III Manager, L.L.C, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Management and Research, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC, Parametric SAS, Parametric Portfolio Associates LLC, and Atlanta Capital Management Company LLC (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below.).
b. APPLICABILITY OF POLICY
This Policy2 applies to proxy voting activities across MSIM. MSIM votes proxies on behalf of its sponsored funds and advisory clients that have granted it the authority to do so and will vote the proxies in accordance with this Policy unless otherwise agreed with the client.
Certain MSIM exchange-traded funds (“ETFs”) will follow Calvert Research and Management’s (“Calvert”) Proxy Voting Policies and Procedures and the Global Proxy Voting Guidelines set forth in Appendix A of the Calvert Proxy Voting Policies and Procedures. MSIM’s oversight of Calvert’s proxy voting and engagement is ongoing pursuant to the 40 Act Fund Service Provider and Vendor Oversight Policy.
2 This Policy does not apply to MSIM’s authority to exercise certain decision-making rights associated with investments in loans and other fixed-income instruments (collectively, “Fixed Income Instruments”). Instead, MSIM’s Policy for Exercising Consents Related to Fixed Income Instruments applies to MSIM’s exercise of discretionary authority or other investment management services, to the extent MSIM has been granted authority to exercise consents for an account with respect to any Fixed Income Instruments held therein.
PROXY VOTING PROCEDURES
MSIM follows the following procedures when voting proxies:
A. PROPRIETARY PROXY VOTING PLATFORM
MSIM uses a proprietary management system, Provosys3, when voting proxies. Provosys streamlines our proxy voting process by providing a centralized platform for research, vote instruction and management of conflicts of interests. We believe that the internal management of this process provides us with enhanced quality control, as well as oversight and independence of the proxy administration process. Our proprietary system also handles workflow around proxy voting, documenting the views of various investment teams and the GST where relevant.
B. PROXY SERVICES PROVIDED BY THIRD PARTIES
MSIM also retains the services of Institutional Shareholder Services (“ISS”) and Glass Lewis (collectively, the “Proxy Service Providers4”) for proxy vote execution, reporting, record-keeping, and where appropriate, to provide company- level reports that summarize key data elements within an issuer’s proxy statement or on specific thematic/market topics.
MSIM performs periodic due diligence on the Proxy Service Providers as part of ongoing oversight. Topics of the reviews include, but are not limited to, the Proxy Service Providers’ management of conflicts of interest, methodologies for developing their policies, research, and resources.
While MSIM utilizes certain services from the Proxy Service Providers, all voting decisions are made by MSIM’s investment teams.
3 Not applicable for Morgan Stanley AIP GP LP, Mesa West Capital, LLC, Morgan Stanley Infrastructure Inc, Morgan Stanley Private Equity Asia Inc, Morgan Stanley Real Estate Advisor, Inc, MS Capital Partners Adviser Inc, MSREF Real Estate Advisor, Inc, MSRESS III Manager, L.L.C.
4 Not applicable for Morgan Stanley AIP GP LP, Mesa West Capital, LLC, Morgan Stanley Infrastructure Inc, Morgan Stanley Private Equity Asia Inc, Morgan Stanley Real Estate Advisor, Inc, MS Capital Partners Adviser Inc, MSREF Real Estate Advisor, Inc, MSRESS III Manager, L.L.C.
C. PROXY VOTING OPERATIONS
The GST5 is responsible for ensuring that voting instructions from investment teams and clients (where applicable) are communicated to our Proxy Service Provider responsible for proxy vote execution (currently, ISS serves in this capacity) and that adequate controls are in place to ensure instructions communicated electronically are accurately recorded in ISS systems for execution (including scenarios where votes have been split because of client preference or differing investment team convictions).
Additionally, the GST conducts monthly reviews of a vote audit report provided by ISS, confirming the execution status for meetings and conducts ex-post reviews to confirm that ISS has accurately implemented voting instructions.
5 Not applicable for Morgan Stanley AIP GP LP, Mesa West Capital, LLC, Morgan Stanley Infrastructure Inc, Morgan Stanley Private Equity Asia Inc, Morgan Stanley Real Estate Advisor, Inc, MS Capital Partners Adviser Inc, MSREF Real Estate Advisor, Inc, MSRESS III Manager, L.L.C.
D. PROXY VOTING OVERSIGHT
The Proxy Review Committee (“PRC”) has overall responsibility for this Policy. The PRC consists of investment professionals who represent the different investment disciplines and/or geographic locations of MSIM and members of the GST. Additionally, the GST administers and implements the Policy through consultation with PRC members and MSIM investment teams, as well as monitors services provided by the Proxy Service Providers and any other research providers used in the proxy voting process.
E. SECURITIES LENDING
Accounts or funds sponsored, managed, or advised by MSIM may participate in a securities lending program through a third-party provider. The voting rights for shares that are out on loan are transferred to the borrower and therefore, the lender is not entitled to vote the lent shares at the company meeting.
However, in certain circumstances a portfolio manager may seek to recall shares for the purposes of voting. In this event, the handling of such recall requests would be on a reasonable efforts basis.
F. MARKET AND OPERATIONAL LIMITATIONS
Voting proxies of companies located in some jurisdictions may involve several issues that can restrict or prevent the ability to vote such proxies or entail significant costs. These issues include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of the listing organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions.
As a result, MSIM will use reasonable efforts to vote clients’ non-U.S. proxies, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard.
G. CONFLICTS OF INTEREST
MSIM is part of Morgan Stanley, a global financial services group, and, as such, MSIM faces potential conflicts due to the role of other Morgan Stanley divisions which may have commercial relationships with companies in which MSIM may invest. Such potential conflicts of interest involving divisions of Morgan Stanley outside MSIM are managed through the operation of various policies and procedures, including (among others) those creating and enforcing information barriers between MSIM and other Morgan Stanley divisions.
MSIM has also enacted policies and procedures to address potential conflicts resulting from its own commercial or other relationships and to manage conflicts of interests so that proxies are voted in accordance with the Client Proxy Standard. The GST administers Policy implementation and is responsible for providing investment teams with voting recommendations in accordance with this Policy and the Proxy Voting Guidelines. The Head of GST may convene a special committee to oversee how a proxy should be voted in accordance with the Client Proxy Standard, in certain situations including circumstances where a potential material conflict of interest is not addressed by such policies and procedures. Any determinations of the special committee regarding a material conflict of interest will be reported to any applicable Fund Board, where appropriate.
MSIM also faces potential conflicts of interest when voting proxies of its parent company Morgan Stanley. In such situations, MSIM will seek to vote its shares in the same proportion as other holders of Morgan Stanley’s shares (“echo vote”).
H. PROXY VOTING REPORTING & RECORDKEEPING
We will promptly provide a copy of this Policy to any client requesting it. We will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account. MSIM files an annual Form N-PX on behalf of each MSIM affiliate for which such filing is required, indicating how proxies were voted with respect to each MSIM affiliate fund’s or advisor’s holdings.
The GST will maintain requisite proxy voting books and records, including but not limited to: (1) proxy voting policies and procedures, (2) proxy statements received on behalf of client accounts, (3) proxies voted, (4) copies of any relevant research documents and (5) PRC and Special Committee decisions and actions. This documentation will be maintained for such period as required by relevant law and regulation.
MSIM also maintains rationales for its voting decisions at shareholder meetings (including votes against management) in a searchable database on an external website, which is updated on a rolling 12-month basis.
Records are retained in accordance with Morgan Stanley’s Global Information Management Policy, which establishes general Firm-wide standards and procedures regarding the retention, handling, and destruction of official books and records and other information of legal or operational significance. The Global Information Management Policy incorporates Morgan Stanley’s Master Retention Schedule, which lists various record classes and associated retention periods on a global basis.
I. REVIEW OF POLICY
The PRC through consultation with PRC members, and in conjunction with the Legal and Compliance Division, reviews this Policy annually to ensure that it remains consistent with clients’ best interests, regulatory requirements, investment team considerations, governance trends and industry best practices.
MSIM PROXY VOTING GUIDELINES
MSIM6 (also defined as “We” within this section) will vote proxies in a prudent and diligent manner and in the best interests of clients in accordance with its fiduciary duties, consistent with the Client Proxy Standard.
Our proxy voting principles are rooted in the tenets of accountability, transparency and protection of shareholder rights. Stock ownership represents an opportunity to participate in the economic rewards of a long-lived asset and shareholder rights represent an important path to maximizing these rewards. When reviewing proposals, MSIM considers the financial materiality, including the company’s exposure to the risk or opportunity, the management of such issues and company’s current disclosures.
MSIM therefore expects the companies in which it invests to adhere to effective governance practices and to protect their shareholders’ interests. In addition to these proxy voting guidelines, MSIM may review publicly disclosed information from the issuer, research, and other sources. Investment teams will independently make voting decisions as appropriate for their strategies.
6 The MSIM entities covered by this Equity Proxy Voting Policy and Procedures (the “Policy”) currently include the following: Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Saudi Arabia, MSIM Fund Management (Ireland) Limited, Morgan Stanley Asia Limited, Morgan Stanley Investment Management (Japan) Co. Limited, Morgan Stanley Investment Management Private Limited, Mesa West Capital, LLC, Morgan Stanley Infrastructure Inc, Morgan Stanley Private Equity Asia Inc, Morgan Stanley Real Estate Advisor, Inc, MS Capital Partners Adviser Inc, MSREF Real Estate Advisor, Inc, MSRESS III Manager, L.L.C, Morgan Stanley Eaton Vance CLO Manager LLC, Eaton Vance Management, Boston Research Management, Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd, Morgan Stanley Eaton Vance CLO CM LLC, Parametric SAS, Parametric Portfolio Associates LLC, and Atlanta Capital Management Company LLC (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).
A. BOARD OF DIRECTORS
The board of directors plays a key role in overseeing management and ensuring effective execution of strategies to achieve long-term shareholder value creation. The board has several important responsibilities including, but not limited to, selecting the executive leadership, monitoring and incentivizing performance, succession planning, and overseeing company strategy. In order to effectively carry out its fiduciary duties, we believe it is crucial for the board to have the right mix of skills, be sufficiently independent, and have the proper accountability mechanisms in place.
1. BOARD COMPOSITION: The role of the board of directors is to provide governance oversight and guidance to position the company for strategic success and drive long term value creation for shareholders. We believe that diverse perspectives on the board help directors assess and manage risks and opportunities comprehensively. Diversity on a board can include diversity of thought, background, skills, and experiences. Directors with a mix of tenures can also be beneficial to balance new perspectives with industry experience and knowledge. We generally expect the board to be composed of directors with adequate skill sets and diversity to provide oversight of the business, and in line with any local market regulations. Additionally, we expect the audit committee to have directors with appropriate financial expertise to serve on the committee.
2. BOARD INDEPENDENCE: We generally expect boards to adhere at a minimum to their prevalent market or regulatory standards on board independence. In most markets, a majority independent board is considered best practice. When assessing independence of directors, we may consider relevant circumstances and relationships with the company and related parties such as senior management or large shareholders.
In our experience, the right leadership structure is critical to a strong board. When voting on matters related to board leadership, we may consider company performance and any evidence of entrenchment or perceived risk indicating power may be overly concentrated in a single individual. We also generally expect key board committees to be comprised of independent board members.
3. BOARD ACCOUNTABILITY: Director elections are the primary mechanism for shareholders to hold board members accountable. Therefore, we generally expect directors to be elected annually to serve on the board by majority vote. We generally expect directors who fail to receive majority shareholder support should resign from their position unless there is sufficient disclosure concerning the reasons why they failed to get support from a majority of the shareholders.
Boards should take into consideration the views of their long-term shareholders to ensure alignment, and to make appropriate efforts to communicate their plans and views broadly. To that end, we generally expect the board to engage meaningfully with long-term shareholders, especially to address concerns on matters that may affect the long-term value creation of the company.
We may consider withholding support for directors where we have significant concerns due to inadequate risk oversight of potentially financially material issues7. We may consider withholding support for Audit Committee members for failure to address accounting irregularities or financial misstatements over consecutive years.
Directors should dedicate adequate time to their role and consider any other existing commitments alongside their board and/or committee memberships. We may look at meeting attendance to determine whether directors have adequate time for their responsibilities.
7 For example, we may withhold support for a director we believe is responsible for a company’s involvement/remediation of breach of global conventions such as UN Global Compact Principles on Human Rights, Labor Standards, Environment and Business Malpractice.
B. AUDITORS
Investors rely on auditors to attest to the integrity of a company’s financial statements, without which the business could not be properly evaluated. It is essential that auditors be independent, accurate, fair in the fees charged, and not subject to conflicts of interest. We therefore expect auditors to be independent in order to provide an objective opinion and assurance. We may consider non-audit related business, length of service and any other relevant context when assessing auditor independence. We generally expect non-audit related fees to be less than 50% of the total fee.
C. EXECUTIVE & DIRECTOR COMPENSATION
Properly structured compensation is essential to attracting and retaining effective corporate management. Poorly structured compensation plans can create perverse incentives. We expect compensations plans to be reasonable, and appropriately incentivize executives to make risk-reward decisions that align with the business strategy and goals, and long-term shareholder value creation. Compensation plans should also build in retention mechanisms for high performing executives. We generally expect compensation plan payouts to align with performance and long-term value creation.
We expect director compensation to follow market best practice and be aligned with long-term shareholder interests. For executives and directors who gain shares through equity compensation plans, we generally expect reasonable guidelines and holding requirements. Typically, stock options issued to executives should be priced at fair market value on the date of the grant and any re-pricing should not incur a significant cost to shareholders.
We generally expect employee ownership, retirement and severance plans to be designed in a manner that does not disadvantage shareholders. These plans should not be excessively dilutive or incur a high cost. We generally expect discounted employee stock purchase plans to be broad-based and include non-executive employees. Discount rates should be in line with market best practice and not excessive.
For compensation plans with performance metrics, in instances where performance milestones are not met, we may expect reasonable claw back provisions for executive or director compensation related to these missed milestones depending on the circumstances.
We generally evaluate each compensation plan and any related proposals, including shareholder proposals, within the context of the market and the company. In order to make a suitable evaluation about compensation and related matters, we expect appropriate disclosures on relevant aspects.
D. SHAREHOLDER RIGHTS AND DEFENSES
Companies should take actions and make decisions with the intent of maximizing long-term shareholder value creation. We generally support proposals that enhance shareholder rights and vote against those that seek to undermine them. We believe that in most cases, each common share should have one vote, and that a simple majority of voting shares should be what is required to effect change.
1. SHAREHOLDER RIGHTS PLANS: Shareholder rights plans, commonly known as poison pills, and similar take-over defenses should aim to promote long-term shareholder value creation. When designing plans and defenses, companies should ensure that they do not suppress potential value by unduly discouraging acquirers. We generally expect companies to seek shareholder approval or ratification of shareholder rights plans.
2. UNEQUAL VOTING RIGHTS: We generally expect companies to adhere to the one share one vote principle. When companies have dual-class structures, they should ensure that such structures are not misused to support instances where a few insiders may benefit at the cost of other shareholders. Ultimately, structures should strive to create alignment between the shareholders’ economic interests and their voting power.
3. VOTING REQUIREMENTS: We typically prefer a majority vote standard for binding votes. We also expect management to be responsive to non-binding votes that have received majority support. We generally expect companies to protect minority shareholder rights as their primary goal when considering supermajority vote requirements.
4. RIGHT TO CALL SPECIAL MEETINGS: We generally expect companies to allow large shareholders to call special meetings. A large shareholder may be defined by a reasonable threshold or in line with prevalent market practices.

5. PROXY ACCESS: We generally consider ownership thresholds, holding periods, the number of directors that shareholders may nominate and any restrictions on forming a group in our evaluation of proposals related to proxy access.
E. CAPITAL STRUCTURE
We expect any changes to the capital structure to be driven by legitimate business needs and not as a means of anti-takeover defense. We generally expect companies to ensure that such changes do not disadvantage shareholders.
Companies should provide a clear business rationale when requesting the authorization, or increase in authorization, of new shares or new share classes. They ought to request a reasonable number of shares in relation to the purpose outlined. Companies should follow prevalent market practices, such as offering pre-emptive rights, to ensure shareholders are not excessively diluted, unless required by specific circumstances which are clearly stated.
We generally consider specific company and market context when we evaluate proposals on dividend payout ratios and related matters.
F. CORPORATE TRANSACTIONS & PROXY FIGHTS
We expect companies to provide a clear economic and strategic rationale for proposed transactions. We also expect disclosure of any financial benefits to the board or executives from any proposed transaction and will generally look for assurances that shareholder interests were prioritized. We generally assess company-specific circumstances when evaluating voting matters related to mergers, acquisitions, other special corporate transactions, and contested elections.
G. SHAREHOLDER PROPOSALS
In assessing shareholder proposals, we will carefully consider the potential financial materiality (as appropriate to the investment strategy of MSIM’s investment teams and relevant advisory affiliates) of the issues raised in the proposal, as well as the company’s exposure to relevant risks and opportunities, current disclosures on the topic, and the sector and geography in which the company operates. We generally seek to balance concerns of reputational, operational, litigation and other risks that lie behind the proposal against costs of implementation.
We generally support proposals that seek to enhance useful disclosure on potentially financially material issues (as appropriate to the investment strategy of MSIM’s investment teams and relevant advisory affiliates), including but not limited to climate, biodiversity, human rights, supply chain, workplace safety, human capital management and pay equity. We focus on understanding the company’s business and commercial context and recognize that there is no one size fits all that can be applied across the board.
We generally do not support shareholder proposals on matters best left to the board’s discretion, or addressed via legislation or regulation, or that would be considered unduly burdensome. We also generally do not support shareholder proposals related to matters that we do not consider to be financially material (as appropriate to the investment strategy of MSIM’s investment teams and relevant advisory affiliates) for the company.
APPENDIX A
POLICY STATEMENT
The Policy, with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. For purposes of this Policy, clients shall include: Morgan Stanley U.S. registered investment companies, other Morgan Stanley pooled investment vehicles, and MSIM separately managed accounts (including accounts for Employee Retirement Income Security (“ERISA”) clients and ERISA-equivalent clients). This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.
This Policy applies to the MSIM Affiliates set out in Section 1 of this Policy.
Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets.
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With respect to the U.S. registered investment companies sponsored, managed or advised by any MSIM Affiliate (the “Morgan Stanley Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the Morgan Stanley Funds.
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For other pooled investment vehicles (e.g., UCITS), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the relevant governing board.
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For separately managed accounts (including ERISA and ERISA-equivalent clients), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under the applicable investment advisory agreement or investment management agreement. Where an MSIM Affiliate has the authority to vote proxies on behalf of ERISA and ERISA-equivalent clients, the MSIM Affiliate must do so in accordance with its fiduciary duties under ERISA (and the Internal Revenue Code).
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In certain situations, a client or its fiduciary may reserve the authority to vote proxies for itself or an outside party or may provide an MSIM Affiliate with a statement of proxy voting policy. The MSIM Affiliate will comply with the client’s policy.
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Certain ETFs will follow Calvert’s Global Proxy Voting Guidelines set forth in Appendix A of Calvert’s Proxy Voting Policies and Procedures and the proxy voting guidelines discussed below do not apply to such ETFs. See Appendix A of Calvert’s Proxy Voting

Policies and Procedures for a general discussion of the proxy voting guidelines to which these ETFs will be subject.
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For the Investment Management Private Side clients, each adviser will, as a fiduciary to its clients, vote proxies in the best interest of its clients in a manner consistent with the objective of maximizing long-term investment returns. The “Proxy Vote Designee” will be the professional responsible for overseeing the investment for which a proxy vote is required. The Proxy Vote Designee will typically be the asset manager (for Real Estate Investing or Infrastructure) or the investment professional (for Private Credit and Equity). The Proxy Vote Designee will vote proxies in accordance with any applicable stockholder or similar agreement, the business plan associated with an investment (if applicable), and if necessary, with the advice of senior management of the applicable client, all in a manner consistent with these procedures. Additionally, each adviser reserves the right to depart from these procedures in order to avoid voting decisions that it believes may be contrary to its clients’ best interests.
In circumstances in which (i) an adviser has determined to consider a matter on a case-by-case basis; (ii) the subject matter is not covered by these procedures; (iii) a material conflict of interest is present; or (iv) an adviser might find it necessary to vote contrary to the general guidelines outlined in these procedures to maximize shareholder value and vote in the best interests of the client, the Proxy Vote Designee may consult with their coverage attorney regarding appropriate internal process, decisions and completion of the proxy material.
For IM Private Side clients, potential conflicts of interest may occur where an adviser or any of its affiliates or their respective employees has a direct or indirect economic stake in the outcome of a proxy vote that is different from a client’s stake. When such a potential conflict arises between an adviser and any of its affiliates or their respective employees on the one hand and one or more of the clients on the other, a designee, in consultation with their coverage attorney, will evaluate the matter to determine whether an actual conflict exists. Where an actual conflict exists, the adviser will take necessary and appropriate steps to address the conflict. If more than one client invests in the same portfolio company, or Morgan Stanley (or one or more of its affiliates or their respective employees or other clients) invests in the same portfolio company, Morgan Stanley (or one or more of its affiliates or their respective employees or other clients) and the two or more clients may have different investment objectives, client-specific voting policies or ultimate economic interests. In these situations, opposing votes may be cast by the relevant investors. Potential conflicts or the appearance of conflicts of interests will be disclosed in the applicable client’s private placement memorandum, Form ADV Part 2A, as well as in the client’s partnership agreement or, in the case of separate account clients, the investment management agreement consistent with the adviser’s obligations under the Investment Advisers Act of 1940, as amended.
An MSIM Affiliate will not vote proxies unless the investment management agreement, investment advisory agreement or other authority explicitly authorizes the MSIM Affiliate to vote proxies.
In addition to voting proxies of portfolio companies, MSIM routinely engages with, or, in some cases, may engage a third party to engage with, the management or board of companies in which we invest on a range of environmental, social and governance issues. Governance is a window into or proxy for management and board quality. MSIM engages with companies where we have larger positions, voting issues are material or where we believe we can make a positive impact on the governance structure. MSIM’s engagement process, through private communication with companies, allows us to understand the governance structures at investee companies and better inform our voting decisions. In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.
APPENDIX B
Appendix A applies to the following accounts managed by Morgan Stanley AIP GP LP (i) closed-end funds registered under the Investment Company Act of 1940, as amended; (ii) discretionary separate accounts; (iii) unregistered funds; and (iv) non-discretionary accounts offered in connection with AIP’s Custom Advisory Portfolio Solutions service. Generally, AIP will follow the guidelines set forth in Section II of MSIM’s Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Fund of Hedge Funds investment team, the Private Markets investment team or the Portfolio Solutions team of AIP. A summary of decisions made by the applicable investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.
In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.
WAIVER OF VOTING RIGHTS
For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the “Fund”) that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:
1. Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a “Designated Person,” and collectively, the “Designated Persons”), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person’s death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

2. Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund’s organizational documents; provided, however, that, if the Fund’s organizational documents require the consent of the Fund’s general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.

PGIM Quantitative Solutions LLC (PQS)
Proxy Policy
Policy Statement:
PGIM Quantitative Solutions (“PQS”) will vote proxies in the best long-term economic interests of clients whose accounts hold the securities. In the case of pooled accounts, PQS will vote proxies in the best long-term economic interest of the pooled account.
PQS will maintain its proxy voting policies and the voting records for all client accounts. PQS will make these policies available to clients upon their request, and the voting records for any client will be made available to that client upon its request.
PQS will not disclose to outside sources how it intends to vote a proxy but may, on occasion, discuss a proxy issue with major shareholders and/or company management.
Regulatory Background:
Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”) requires advisers to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. These policies and procedures must be in writing and must describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting. Accordingly, PQS has adopted and implements written procedures designed to enable it to identify, address and monitor potential conflicts of interest.
Rule 206(4)-6 also requires each investment adviser to (1) disclose to clients how they may obtain information from the adviser about how it voted with respect to their respective securities; and (2) describe to clients its proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
Proxy Voting Responsibilities and Procedures:
Proxy voting is coordinated by the PQS Operations unit. PQS currently utilizes a third-party vendor as its proxy voting facilitator and administrator (the “Voting Agent”).
PQS has provided the Voting Agent with its standardized voting instructions for routine issues. When proxies are received with respect to issues not clearly addressed by PQS’s standard guidelines, the designated portfolio managers will determine how to vote on such issues on a case-by-case basis, and PQS Operations will work directly with the portfolio managers to document each such voting decision. Case-by-case, or Manual, evaluation of a ballot item entails consideration of various, specific factors as they relate to a particular issuer and/or proposed action. For example, when performing manual evaluation of a ballot item relating to executive compensation (which will generally occur if PQS receives research suggesting a vote “against” the item), we consider such factors as stock performance, financial position and compensation practices of the issuer relative to its peers, change in control, tax gross-up and clawback policies of the issuer, pay inequality and other corporate practices, although not all factors may be relevant or of equal significance to a specific matter. With respect to contested meetings, which we always vote on a case-by-case basis, we consider research provided by PQS’s proxy advisor as well as other sources of information available in the marketplace, in order to understand the issues on both sides of the contest and determine our view. With respect to ESG ballots, which we vote based on financial materiality, and on a case-by-case basis, we consider research provided by PGIM QS’s proxy advisor, engagement service provider, proprietary ESG scores, as well as other sources of information available in the marketplace, in order to determine our view. In cases where there are poor engagement results, ballots will be reviewed and we may elect to vote against policy as part of an engagement escalation process. With respect to mergers and acquisitions, we consider whether a fairness opinion as to valuation has been obtained.
PQS Operations will maintain procedures that identify the controls and reconciliations of the Voting Agent's voting records to monitor the Voting Agent's compliance with PQS’s voting guidelines and instructions.
PQS may, from time to time, in its discretion, engage other vendors to provide some or all of the services presently provided by the Voting Agent. Notwithstanding its engagement of third parties to facilitate the proxy voting process, however, PQS will retain responsibility for fulfilling its proxy voting obligations under the Advisers Act.
Some of PQS’s clients elect to retain voting authority for themselves. Those clients receive proxies and other solicitation materials from their custodians. If PQS receives these materials for the account of such a client, we will forward them to the client's custodian. If a client has a question about a particular solicitation, the client may contact its client service representative and PQS will seek to address the client's question but will not (as noted above) disclose how we intend to vote on an issue for other clients' accounts.
Certain PQS clients may participate in securities lending programs in their accounts. PQS does not control these programs and does not know when or which securities in our clients' accounts have been loaned. PQS cannot vote securities that are out of our clients' portfolios on loan or are otherwise excluded from voting privileges.
Recordkeeping Requirements Relating to Proxy Voting:
Rule 204-2(c)(2) under the Advisers Act requires advisers to retain:
1. their proxy voting policies and procedures,
2. proxy statements received regarding client securities*,

3. records of votes they cast on behalf of clients,
4. copies of written client requests for proxy voting information and the adviser's responses, and
5. any documents prepared by the adviser that were material to making a decision how to vote, or that memorialized the basis for the decision.
* Advisers are required to retain a copy of each proxy statement received regarding client securities, but may rely on their ability to obtain proxy statements from the SEC's EDGAR system, which makes proxy statements publicly available, to meet this requirement.
The books and records described above must be retained for two years on-site and five years overall. PQS Operations will maintain the records of PQS’s proxy voting policies and of each proxy voted.
PQS Proxy Committee:
The PQS Proxy Committee has been formed to provide guidance to and oversight of PQS’s proxy voting responsibilities. The Committee is comprised of representatives from the Investment, Operations, Compliance, Risk and Legal units. Committee representatives from the Investment unit are responsible for determining the voting guidelines (“Guidelines”) identified in PQS’s 'Statement of Proxy Voting Guidelines and Procedures ' attached herein and have established standing instructions for many routine ballot issues. These Committee representatives are also responsible for reviewing and reconsidering PQS’s proxy voting instructions periodically to ensure that they reflect the investment team’s current views. Additionally, the Investment unit representatives (or delegates on the investment team) will act to determine any votes on non-routine issues on a case-by-case basis, as identified in the Guidelines or otherwise. PQS’s Senior Governance Officer works collaboratively across business lines to enhance capabilities in the areas of corporate governance, proxy voting and data oversight, including, but not limited to, our efforts with respect to ESG issues.
The PQS Proxy Committee will also identify any issuers (“Conflict Issuer”) as to which PQS believes there may be a potential conflict between the respective interests of PQS and its clients. Proxies with respect to these issuers will be voted in accordance with the Voting Agent's policy.
Currently, PQS defines a Conflict Issuer, with respect to existing clients, as a client who is a public issuer of securities and represents greater than 1% of PQS’s annual revenues. From time to time, PQS may determine different or additional criteria to identify other Conflict Issuers. Conflict Issuers, including PQS’s parent company Prudential Financial, are voted in accordance with the Voting Agent's guidelines. On an annual basis, PGIM Compliance will collect and aggregate information from each PGIM business unit, including PQS and Jennison, with respect to public securities issuers that may potentially present a material conflict of interest based on their client, vendor or other business relationship to or with a specific investment unit. Following review of the list, the PGIM Compliance unit will communicate Conflict Issuers from this list to PQS. PQS Operations will communicate and confirm with the Voting Agent that they are voting these proxies in accordance with the Voting Agent's policy.

PineBridge Investments LLC
PROXY VOTING POLICIES AND PROCEDURES
I. Introduction
Proxy voting is an important right of shareholders, such as PineBridge Clients, for which PineBridge must take reasonable care and diligence to ensure such rights are properly and timely exercised. PineBridge, as a fiduciary for its Clients, must vote proxies in their best interest. We believe considering forward looking improvement in ESG issues is in the economic interest of our Clients. Please refer to the PineBridge Stewardship and Engagement Policy for details on how PineBridge interacts with companies, entities or other market participants on Environmental, Social and Governance (ESG) issues.
II. Policy Statement
Proxy Procedures - As a registered investment adviser that votes (or delegates the voting of) securities held in Client portfolios, PineBridge has implemented proxy voting procedures that are reasonably designed to help ensure that a) PineBridge votes proxies in the best interest of its Clients; b) describes its proxy voting procedures to its Clients, and c) discloses to Clients how they may obtain information on how PineBridge voted their proxies. These procedures are designed to help enable PineBridge to manage material conflicts of interest. While PineBridge must disclose its votes upon request to Clients, no public disclosure is required. (Note that disclosure is required for any mutual funds advised by PineBridge, on Form N-PX.)
Record-Keeping - PineBridge must retain (i) these proxy voting policies and procedures; (ii) proxy statements received regarding Client securities; (iii) records of votes it casts on behalf of Clients; (iv) records of Client requests for proxy voting information, and; (v) any documents prepared by PineBridge that were material to making a decision how to vote, or that memorialized the basis for the decision. PineBridge may rely on proxy statements filed on EDGAR instead of keeping its own copies and rely on proxy statements and records of proxy votes cast by PineBridge that are maintained by contract with a third-party proxy voting service or other third party.
Proxies of Shares of Non-U.S. Corporations - PineBridge has implemented general voting policies with respect to non-U.S. shares owned by Clients. However, although U.S. companies must give shareholders at least 20 days’ advance notice to vote proxies, some non-U.S. companies may provide considerably shorter notice or none at all. PineBridge is not required to “rush” voting decisions in order to meet an impractical deadline, and as a result, PineBridge or PineBridge affiliates’ regional designees under certain circumstances may not vote certain proxies. In addition, certain non-U.S. regulations impose additional costs to a Portfolio that votes proxies, and PineBridge will take that into consideration when determining whether or not to vote.
In the case of a material conflict between the interests of PineBridge and those of its Clients, PineBridge will take steps to address such conflicts (which may include consulting with counsel) and will attempt to resolve all conflicts in the Client’s best interest.
III. Procedures
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Compliance is responsible for ensuring that the PineBridge ADV includes the appropriate language summarizing PineBridge’s proxy voting procedures and for updating the summary in the ADV whenever the procedures are updated. Compliance is also responsible for consulting with Legal to ensure that PineBridge’s proxy voting policy is kept up to date and in a form appropriate for transmission to Clients.
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If a Client or potential Client requests a copy of the Proxy Voting Policy from Client Relations or Sales, Compliance should be contacted for the most recent version, or it may be obtained from the intranet. Client Relations will send to such Client a copy of the current version of the voting procedures within 7 days and will ensure that Compliance receives a log of each Client’s request and the action taken
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If a Client requests access to the records of how PineBridge voted its proxies, the Client should be assured that this will be provided, and Operations should be consulted. Operations has access to these proxy voting records.
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PineBridge has established a Stewardship Committee (the “Committee”), which is responsible for defining and monitoring PineBridge’s proxy voting strategy and process. The Committee is comprised of members of senior management, portfolio management, Compliance, Legal, Product and Operations
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The Committee conducts an annual review of the proxy voting guidelines for domestic and non-U.S. Portfolios. Guidelines are reviewed to ensure that the interests of PineBridge’s Clients are best served.
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Issues not addressed in the voting guidelines are determined on a case-by-case basis with input from the Committee and portfolio managers.
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PineBridge has engaged a third-party vendor to administer proxy voting on its behalf. The vendor receives, in a majority of cases, proxies directly from the Client’s custodian and votes them based on PineBridge’ s voting guidelines.
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In circumstances where PineBridge receives proxies directly, these proxies must be sent to the vendor promptly. The vendor then votes them in accordance with PineBridge’s voting guidelines. The vendor maintains a listing of all votes cast on behalf of PineBridge Clients.
January 2023

ProFund Advisors LLC
ProFund Advisors LLC (“ProFund Advisors”) has adopted the following proxy voting policies and procedures (the “Guidelines”), which are reasonably designed to maximize shareholder value and protect shareowner interests when voting proxies. ProFund Advisors’ Brokerage Allocation and Proxy Voting Committee (the “Proxy Committee”) exercises and documents ProFund Advisors’ responsibility with regard to the voting of client proxies. The Proxy Committee is composed of employees of ProFund Advisors. The Proxy Committee reviews and monitors the effectiveness of the Guidelines.
To assist ProFund Advisors in its responsibility for voting proxies and the overall proxy voting process, ProFund Advisors has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. The Proxy Committee reviews and, as necessary, may amend periodically the Guidelines to address new or revised proxy voting policies or procedures.
The Guidelines are maintained and implemented by ISS and are an extensive list of common proxy voting issues with recommended voting actions based on the overall goal of achieving maximum shareholder value and protection of shareholder interests. Generally, proxies are voted in accordance with the voting recommendations contained in the Guidelines. If necessary, ProFund Advisors will be consulted by ISS on non-routine issues. Proxy issues identified in the Guidelines include but are not limited to:
Election of Directors – considering factors such as director qualifications, term of office and age limits.
Proxy Contests – considering factors such as voting for nominees in contested elections and reimbursement of expenses.
Election of Auditors – considering factors such as independence and reputation of the auditing firm.
Proxy Contest Defenses – considering factors such as board structure and cumulative voting.
Tender Offer Defenses – considering factors such as poison pills (stock purchase rights plans) and fair price provisions.
Miscellaneous Governance Issues – considering factors such as confidential voting and equal access.
Capital Structure – considering factors such as common stock authorization and stock distributions.
Executive and Director Compensation – considering factors such as performance goals and employee stock purchase plans.
State of Incorporation – considering factors such as state takeover statutes and voting on reincorporation proposals.
Mergers and Corporate Restructuring – considering factors such as spin-offs and asset sales.
Mutual Fund Proxy Voting – considering factors such as election of directors and proxy contests.
Consumer and Public Safety Issues – considering factors such as social and environmental issues as well as labor issues.
A full description of each Guideline and voting policy is maintained by ProFund Advisors, and a complete copy of the Guidelines is available upon request.
Conflicts of Interest
From time to time, proxy issues may pose a material conflict of interest between a fund’s shareholders and ProFund Advisors, the underwriter or any affiliates thereof. Due to the limited nature of ProFund Advisors’ activities (e.g., no underwriting business, no publicly traded affiliates, no investment banking activities, and no research recommendations), conflicts of interest are likely to be infrequent. Nevertheless, it shall be the duty of the Proxy Committee to monitor potential conflicts of interest. In the event a conflict of interest arises, ProFund Advisors will direct ISS to use its independent judgment to vote affected proxies in accordance with approved guidelines. The Proxy Committee will disclose to TAM the voting issues that created the conflict of interest and the manner in which ISS voted such proxies.

Sands Capital Management, LLC
Proxy Voting Policies and Procedures
Most Recent Amendment: May 2025
Implementation Date: November 2006
PURPOSE
Sands Capital Management, LLC (“Sands Capital Management”) and its investment advisory affiliates (“Sands Capital”) have adopted this policy (the “Policy”) to implement written policies and procedures reasonably designed to ensure compliance with applicable law regarding the voting of client proxies, including, without limitation, Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
POLICY
The scope of Sands Capital’s authority to vote proxies on behalf of clients should be clearly set forth in the advisory or related contracts between Sands Capital and its clients. Where Sands Capital has unrestricted authority to vote proxies on behalf of clients, Sands Capital will vote in the best interests of its clients and in a manner that is consistent with its fiduciary duties. Where Sands Capital’s clients have explicitly confirmed in the advisory or related contracts their agreement that Sands Capital has no authority to vote client proxies, Sands Capital will not vote such client proxies. Where clients have imposed restrictions or guidelines on or issued instructions to Sands Capital with respect to voting proxies, Sands Capital will adhere to such restrictions, guidelines, and/or instructions. Clients with their own general or specific proxy voting and governance policies may wish to have their proxies voted by an independent third party or other named fiduciary or agent at the client’s expense.
Before voting a particular proxy, Sands Capital’s policy is to conduct a reasonable investigation of the associated matter(s), including, where appropriate, by considering the Guidelines (as defined below), to ensure that its voting determination is in the best interests of the relevant clients and is not based on materially inaccurate or incomplete information. Sands Capital does not automatically support management; however, Sands Capital believes that the recommendation of management on any issue should be given substantial weight in determining how proxy issues are resolved.
For routine matters (e.g., those matters that are not expected to measurably change the structure, management, control or operation of the company and are consistent with customary industry standards and practices, and the laws of the state of incorporation of the applicable company), Sands Capital will vote in accordance with the recommendation of management, unless, in Sands Capital’s opinion, such recommendation is not conducive to long term value creation or otherwise in the best interest of its clients. Non-routine matters (e.g., those matters relating to directors’ liability and indemnity proposals; executive compensation plans; mergers, acquisitions, and other restructurings submitted to a shareholder vote; anti-takeover and related provisions; and shareholder proposals) require company-specific and a case-by-case review and analysis.
Sands Capital will vote client proxies in all instances unless it determines that doing so is not in the best interest of the relevant clients, as described under “Voting Abstention” below.
PROXY COMMITTEE
Sands Capital has established a Proxy Committee consisting of
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the Chief Administrative Officer;
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the Chief Compliance Officer (“CCO”);
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a Director of Client Relations;
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the Director of Stewardship; and
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the Director of Research.
The Proxy Committee is responsible for:
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overseeing and administering proxy voting, including developing, authorizing, implementing, and updating this Policy;
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overseeing the proxy voting process, including reviewing reports on proxy voting activity at least annually and more frequently as necessary to fulfill its responsibilities; and
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engaging and overseeing third-party service providers, as necessary or appropriate, to ensure Sands Capital receives the applicable proxy statements and/or to provide information, research, or other services to facilitate Sands Capital’s proxy voting.
The Proxy Committee meets at least annually and more frequently as necessary to fulfill its responsibilities. A majority of the members of the Proxy Committee constitute a quorum for the transaction of business. The Director of Stewardship or designee acts as secretary of the Proxy Committee and maintains a record of meetings and actions.
The Proxy Committee has developed criteria (the “Guidelines”), to be considered by Sands Capital Management when evaluating certain proxy issues. While Sands Capital Management’s investment advisory affiliates will likely incorporate similar considerations in their proxy voting determinations, if applicable, the Guidelines apply to proxies voted on behalf of clients advised by SCM but do not apply to proxies voted on behalf of clients advised by such affiliates. The Proxy Committee will evaluate and may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the evaluation of each proxy incorporates considerations specific to the company whose proxy is being voted and the vote is made in the best interests of the relevant clients.
RETENTION AND OVERSIGHT OF PROXY ADVISORY FIRMS
Sands Capital uses proxy research providers (“Providers”) to help it analyze proxy issues. Sands Capital may consider vote recommendations made by Providers but ultimately votes proxies based on its own determination of what is in the best interests of its clients. In addition to research, Providers may provide vote execution, reporting, and recordkeeping services.
In selecting a Provider, Sands Capital will consider a variety of factors in its evaluation, including, as applicable: (1) the Provider’s capacity and competency to analyze the voting matters for which it is retained; (2) whether the Provider has an effective process for seeking timely input on its voting policies and other relevant matters; (3) whether the Provider has adequately disclosed its methodologies for making voting recommendations; (4) the sources of any third-party information that the Provider uses; and (5) how the Provider will engage with issuers and third parties.
Additionally, Sands Capital will review the Provider’s policies and procedures pertaining to conflicts of interest, including with respect to the:
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identification, disclosure and mitigation of conflicts arising out of:
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the provision of proxy voting recommendations and services;
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activities other than proxy voting recommendations and services; and
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positions taken by affiliates of the Provider;
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adequacy of disclosure regarding identified conflicts; and
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use of technology to disseminate information about conflicts.
Sands Capital conducts periodic reviews on an ongoing basis of its Providers based on the factors discussed above, and evaluates periodically whether any factual errors, incompleteness or methodological weaknesses in the Provider’s analysis materially affected its research or recommendations. Sands Capital may also consider any material relevant changes to the Provider’s business.
CONFLICTS OF INTEREST
Sands Capital’s staff members are responsible for notifying the Director of Stewardship or the CCO of any potential conflict of interest that may impair Sands Capital’s ability to vote proxies in an objective manner. The Director of Stewardship and the CCO will review each potential conflict and notify the Proxy Committee if they determine there is a conflict of interest with respect to the proxy vote. The Proxy Committee will determine whether the conflict is material to that proposal. If the Proxy Committee determines that a conflict is not material, then Sands Capital may vote the proxy. If the Proxy Committee determines that it is material, Sands Capital will vote or abstain from voting per the determination of the Proxy Committee. Prior to voting, Sands Capital may, in accordance with applicable law and/or client instruction: (i) contact an independent third party for its recommendation on how to vote and vote in accordance with that recommendation; or (ii) fully disclose the nature of the conflict to clients and obtain their consent as to how Sands Capital will vote.
Conflicts of interest may arise in many situations. The following examples are designed to help staff members identify potential conflicts:
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Sands Capital provides investment advice to an issuer (or a plan sponsored by such issuer) and receives a proxy solicitation from that issuer or from a competitor of that issuer.
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Sands Capital provides investment advice to an officer or director of an issuer and receives a proxy solicitation from that issuer or from a competitor of that issuer.
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Sands Capital has a financial interest in the outcome of a proxy vote, such as when Sands Capital is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to Sands Capital.
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An issuer or another third party offers Sands Capital or a staff member compensation in exchange for voting a proxy in a particular way.
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A staff member, or a household family member thereof, has a personal or business relationship with an issuer and Sands Capital receives a proxy solicitation from that issuer.
ENVIRONMENTAL, SOCIAL AND GOVERNANCE CONSIDERATIONS
Sands Capital may consider certain environmental, social and governance (“ESG”) factors when evaluating proxy matters so that all risks and opportunities that may materially impact the return profile of an investment over the appropriate time horizon for the relevant strategy are appropriately considered.
PROCEDURES FOR IDENTIFICATION AND VOTING OF PROXIES
The following procedures are designed to provide Sands Capital with necessary information to vote proxies and to mitigate potential conflicts of interest before voting.
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The Investment Operations Teams maintain a list of clients for which Sands Capital votes proxies. The Investment Operations Teams update the list from time to time to reflect the onboarding of new clients and changes in Sands Capital’s authority to vote proxies.
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Where Sands Capital has the authority to vote proxies, the Investment Operations and Proxy Administrator will work with the client to ensure that Sands Capital is designated to receive proxy voting materials from companies or intermediaries when applicable.
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The Proxy Administrator receives all proxy voting materials and has overall responsibility for ensuring that proxies are voted (or abstained) and submitted in a timely manner.
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Sands Capital’s Investment Research Team (the “Research Team”) is responsible for reviewing proxy proposals for portfolio companies. Prior to a proxy voting deadline, the appropriate Research Team member will conduct a reasonable investigation into the proposal matters and decide how to vote each proxy proposal based on an analysis of the proposal and the best interests of the relevant clients. In evaluating a proxy proposal, a Research Team member may consider the Guidelines (if applicable) as well as information from various sources, including management of the company, shareholder groups, and independent Providers.
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If the Research Team or Proxy Administrator becomes aware of potential material factual errors, incompleteness, or methodological weaknesses in a Provider’s analysis, they must escalate this issue to the Director of Stewardship or the CCO.
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Sands Capital believes that engagement with portfolio companies is important for good corporate governance and to assist in making proxy voting decisions. Sands Capital may engage with portfolio companies to discuss specific ballot items to obtain further information or clarification on the proposals, or to seek a specific change at the company.
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Staff members involved in the proxy voting process are responsible for assessing potential conflicts of interest and considering situations identified in this Policy's Conflicts of Interest section.
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If no potential conflicts of interest have been identified, Sands Capital will vote proxies according to this Policy.
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Any detection of a potential conflict of interest must be brought to the attention of the Director of Stewardship or the CCO. See the Policy’s Conflicts of Interest section for additional information.
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Sands Capital is not required to vote every proxy if abstaining is consistent with Sands Capital’s fiduciary obligations. There may be times when refraining from voting is in the best interest of the client, such as when an analysis of a particular client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the client.
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Sands Capital may process certain proxies without voting them or may systematically vote with management. Examples include proxies issued by companies Sands Capital has exited the position at the strategy level but not yet sold a minimal number of shares due to specific client directed account restrictions, proxies issued for securities that Sands Capital did not select for a client portfolio, and proxies issued by unsupervised or non-managed securities held in a client’s account (such as ETFs), money market securities, or other securities selected by clients or their representatives other than Sands Capital.
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In the event that Sands Capital votes the same proxy in two directions, it shall maintain documentation to support its votes.
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In instances where Sands Capital is in the process of exiting a client’s ownership position in a security but has the ability to vote a proxy, Sands Capital will vote the proxy provided it is not against the best interests of the client.
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The Director of Stewardship and the applicable Research Team member must report any attempts by Sands Capital’s personnel to influence the voting of client proxies in a manner that is inconsistent with this Policy, as well as any attempts by persons or entities outside Sands Capital seeking to influence the voting of client proxies. Reporting shall be made to the CCO or the General Counsel.
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All proxy votes will be recorded with the following information:
a. The name of the portfolio company;
b. The security identifier of the portfolio holding.
c. The Council on Uniform Securities Identification Procedures (“CUSIP”) or similar number, in each case, if any, for the security;
d. The shareholder meeting date;
e. The number of shares Sands Capital is voting firm-wide;
f. A brief identification of the matter voted on;
g. Whether the matter was proposed by the portfolio company or by a security holder;
h. Whether or not Sands Capital voted on the matter;
i. The rationale for Sands Capital’s vote or abstention; and
j. Whether any client requested an alternative vote of its proxy.
SECURITIES LENDING

If a client participates in a securities lending program, Sands Capital will not be able to vote the proxy for shares out on loan. Sands Capital will generally not seek to recall for voting the client shares on loan. However, under rare circumstances, for voting issues that may have a particularly significant impact on the investment (a “Significant Event”), Sands Capital may request a client to recall securities that are on loan if Sands Capital determines that the benefit of voting outweighs the costs and lost revenue to the client and the administrative burden of retrieving the securities. The Research Team member responsible for voting the proxy will notify the Proxy Committee in the event they believe a recall of loaned securities is necessary.
In determining whether a recall of a security is warranted, Sands Capital will consider whether the benefit of the vote would be operationally possible, and if so, in the client’s best interest despite the costs and the lost revenue to the client and the administrative burden of retrieving the securities. Sands Capital may use third-party service providers to assist it in identifying and evaluating whether an event constitutes a Significant Event.
VOTING ABSTENTION
Voting proxies of issuers may give rise to a number of administrative or operational issues that may cause Sands Capital to determine that voting such proxies are not in the best interest of its clients or that it is not reasonably possible to determine whether voting such proxies will be in the best interests of its clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.
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Sands Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting.
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Sands Capital may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor.
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A market may require Sands Capital to provide local agents with a power of attorney or consularization prior to implementing Sands Capital’s voting instructions.
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Proxy materials may not be available in English and require a translator or may require traveling to a foreign country to vote the security in person.
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Proxy voting in certain countries may require “share blocking.” In such cases, shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the client’s custodian banks. Absent compelling reasons to the contrary, Sands Capital believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e., not being able to sell the shares during this period). Accordingly, if share blocking is required, Sands Capital generally elects not to vote those shares. The applicable Research Team member, in conjunction with the Proxy Committee, retains the final authority to determine whether to block the shares in the client’s portfolio.
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Sands Capital may not vote proxies for shares held in non-client accounts, such as proprietary accounts.
DISCLOSURE OF VOTES
Generally, until a vote has been cast and the relevant shareholder meeting has transpired, Sands Capital treats such voting information as confidential. Sands Capital staff may not disclose a vote prior to the meeting or commit to any third party to vote a certain way without the prior consent of the CCO or the General Counsel. However, staff members are permitted to: (1) share with a client how we intend to vote their proxy, as requested by such client; (2) discuss our thoughts, opinions and voting intention with the relevant issuers as part of Sands Capital’s company engagement and stewardship objectives; and (3) prudently express Sands Capital’s thoughts or opinions on relevant topics in discussions with other third parties, including advisors (third-party research providers), and other shareholders prior to voting as a part of ongoing education and engagement.
Once the vote has been cast and the relevant shareholder meeting has transpired, analysts can choose to share how Sands Capital voted with the relevant company or other shareholders, if necessary, as part of Sands Capital’s ongoing engagement with management and the company’s shareholders. All disclosures of votes in response to requests for vote information not originating from the company or a client shareholder must be approved by the Director of Stewardship prior to the disclosure of the vote. The Director of Stewardship or designee will record the identity of the outside third party, the date of the request, and the response. As is consistent with Sands Capital’s Advertising and Marketing Policy, all staff members must refer inquiries from the press to the Head of Marketing and Communications.
PRIVATELY-HELD COMPANIES
There is a heighted risk that conflicts of interest will arise when voting on matter relating to portfolio companies that are privately held. To address this risk, all votes or requests for shareholder consents will be identified to the Compliance Team prior to any decision. The Compliance Team determines whether a conflict of interest exists and, if so, how to mitigate or manage the conflict(s) of interest.
CLASS ACTIONS
In the event a class action is brought to the attention of Sands Capital, and such action may have a material impact on the financial position of a fund sponsored and advised by Sands Capital, Sands Capital will use reasonable efforts to timely complete administrative class-action processes necessary to allow participation. For all other clients, Sands Capital will gather and provide any requisite information it has regarding class action matters at the client’s request, to enable the client to file the class action. Sands Capital does not take proactive measures to monitor for class actions in which its clients may be able to participate. All attorneys’ fees, third-party fees, and expenses related to the class action will be borne by the respective client, including any fund advised by Sands Capital if applicable.
DISCLOSURES TO CLIENTS
Sands Capital is required to disclose to its clients how they can obtain information about how Sands Capital voted their securities. This information is included in Sands Capital’s written brochure under Rule 204-3 of the Advisers Act.
Further, Sands Capital is required to provide clients with a description, and upon request, a copy, of its proxy voting policies and procedures. This information is included in Sands Capital’s written brochure under Rule 204-3 of the Advisers Act.
RECORDKEEPING
Sands Capital must maintain the documentation described in the following section for a period of not less than five years in an easily accessible place, the first two years at its principal place of business. The Proxy Administrator will be responsible for the following procedures and for ensuring that the required documentation is retained.
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Copies of all policies and procedures required by § 275.206(4)-6.
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A copy of each proxy statement that Sands Capital receives regarding client securities. Sands Capital may satisfy this requirement by relying on a third party to make and retain, on Sands Capital’s behalf, a copy of a proxy statement (if Sands Capital has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of a proxy statement from the Commission’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.
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A record of each vote cast by Sands Capital on behalf of a client. Sands Capital may satisfy this requirement by relying on a third party to make and retain a record of the vote cast (provided that Sands Capital has obtained an undertaking from the third party to provide a copy of the record promptly upon request).
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A copy of any document created by Sands Capital that was material to deciding how to vote proxies on behalf of a client or that memorializes the basis for that decision.
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A copy of each written client request for information on how Sands Capital voted proxies on behalf of the client and a copy of any written response by Sands Capital to any (written or oral) client request for information on how Sands Capital voted proxies on behalf of the requesting client.
Sands Capital may rely on proxy statements filed on the EDGAR system instead of keeping its own copies.
RESPONSIBILITY
The Director of Stewardship is responsible for overseeing and implementing this Policy.

SSGA Funds Management, Inc.
Global Proxy Voting and Engagement Policy
March 2026
State Street Investment Management is the investment management arm of State Street Corporation, a leading provider of financial services to institutional investors. As an asset manager, State Street Investment Management votes its clients’ proxies where the client has delegated proxy voting authority to it, and State Street Investment Management votes these proxies and engages with companies in the manner that we believe will most likely protect and promote the long-term economic value of client investments, as described in this document.1
When engaging with and voting proxies with respect to the portfolio companies in which we invest our clients’ assets, we do so on behalf of and in the best interests of the client accounts we manage and do not seek to change or influence control of any such portfolio companies. The State Street Investment Management Global Proxy Voting and Engagement Policy (the “Policy”) contains certain policies that State Street Investment Management will only apply in jurisdictions where permitted by local law and regulations. State Street Investment Management will not apply any policies contained herein in any jurisdictions where State Street Investment Management believes that implementing or following such policies would be deemed to constitute seeking to change or influence control of a portfolio company.
1 This Policy is applicable to SSGA Funds Management, Inc., State Street Global Advisors Trust Company, and other investment advisory affiliates of State Street Corporation.
Introduction
At State Street Investment Management, we take our fiduciary duties as an asset manager very seriously. One of our fiduciary obligations to our clients is to always act in their best interest, including when making investment decisions, voting proxies, and conducting other shareholder engagement activities. State Street Investment Management focuses on risks and opportunities that may impact long-term value creation for our clients’ investments. We rely on the elected representatives of the companies in which we invest—the board of directors—to oversee these firms’ strategies. We expect effective independent board oversight of the material risks and opportunities to a firm’s business and operations. We believe that appropriate consideration of these risks and opportunities is an essential component of a firm’s long-term business strategy, and expect boards to actively oversee the management of the firm’s strategy.
Our Asset Stewardship program
State Street Investment Management’s Asset Stewardship Team is responsible for developing and implementing this Policy, the implementation of third-party proxy voting guidelines where applicable, case-by-case voting items, issuer engagement activities, and research and analysis of corporate governance issues and proxy voting items. All engagement activities conducted with U.S. public company issuers held in our clients’ portfolios are conducted in accordance with Appendix A to this Policy.
The Asset Stewardship Team’s activities are overseen by State Street Investment Management’s Global Fiduciary and Conduct Committee (“GFCC”). The GFCC is responsible for overseeing State Street Investment Management’s stewardship strategy, engagement priorities, and the implementation of this Policy.
State Street Investment Management has independently developed the Policy and all voting decisions and engagement activities for which State Street Investment Management has been given voting discretion are undertaken in accordance with the principles and viewpoints set forth in this Policy. Exceptions to this Policy include the use of an independent third party to vote on State Street Corporation (“State Street”) stock and the stock of other State Street affiliated entities, to mitigate a conflict of interest of voting on our parent company or affiliated entities, and other situations where we believe we may be conflicted from voting (for example, stock of a public company for which a State Street director also serves as a director, or due to an outside business interest). In such cases, delegated third parties exercise vote decisions based on their independent voting policy.
We aim to vote at all shareholder meetings where our clients have given us the authority to vote their shares and where it is feasible to do so. However, when we deem appropriate, we may refrain from voting at meetings in cases where:
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Power of attorney documentation is required.
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Voting would have a material impact on our ability to trade the security.
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Voting is not permissible due to sanctions affecting a company or individual.
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Issuer-specific special documentation is required, or various market or issuer certifications are required.
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Certain market limitations would prohibit voting (e.g., partial/split voting prohibitions or residency restrictions).
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Unless a client directs otherwise in so-called “share blocking” markets (markets where proxy voters have their securities blocked from trading during the period of the annual meeting).
Additionally, we are unable to vote proxies when certain custodians used by our clients do not offer proxy voting in a jurisdiction or when they charge a meeting-specific fee in excess of the typical custody service agreement.
Voting authority attached to certain securities held by State Street Investment Management’s pooled funds may be delegated to an independent third party as required by regulatory or other requirements. Under such arrangements, voting will be conducted by the independent third party pursuant to its proxy voting policy and not pursuant to this Policy.

The State Street Investment Management proxy voting choice program
In addition to the option of delegating proxy voting authority to State Street Investment Management pursuant to this Policy, clients may alternatively choose to participate in the State Street Investment Management Proxy Voting Choice Program (the “Proxy Voting Choice Program”), which empowers clients to direct the proxy voting of shares held by the eligible fund or segregated account2 they own. Clients that participate in the Proxy Voting Choice Program have the option of selecting a third-party proxy voting guideline from the policies included in the Proxy Voting Choice Program to apply to the vote of the client’s pro rata share of the securities held by the eligible fund or segregated account they own. This Policy does not apply to shares voted under the Proxy Voting Choice Program.
2 “Eligible funds and segregated accounts” include all fund and client accounts managed by State Street Investment Management that employ an equity index strategy and which have granted, or are able to grant, proxy voting authority to State Street Investment Management.
Securities not voted pursuant to the policy
Where clients have asked State Street Investment Management to vote the client’s shares on their behalf, including where a pooled fund fiduciary has delegated the responsibility to vote the fund’s securities to State Street Investment Management, State Street Investment Management votes those securities in a unified manner, consistent with the principles described in this Policy. Exceptions to this unified voting policy are: (1) where State Street Investment Management has made its Proxy Voting Choice Program available to its separately managed account clients and investors within a fund managed by State Street Investment Management, in which case a pro rata portion of shares held by the fund or segregated account attributable to clients who choose to participate in the Proxy Voting Choice Program will be voted consistent with the third-party proxy voting guidelines selected by the clients, (2) where a pooled investment vehicle managed by State Street Investment Management utilizes a third party proxy voting guideline as set forth in that fund’s organizational and/or offering documents, and (3) where voting authority with respect to certain securities held by State Street Investment Management pooled funds may be delegated to an independent third party as required by regulatory or other requirements. With respect to such funds and separately managed accounts utilizing third-party proxy voting guidelines, the terms of the applicable third-party proxy voting guidelines shall apply in place of the Policy described herein and the proxy votes implemented with respect to such a fund or account may differ from and be contrary to the votes implemented for other portfolios managed by State Street Investment Management pursuant to this Policy.
Regional nuances
When voting and engaging with companies, we may consider regional nuances that may be relevant to companies in a particular jurisdiction. We expect companies to observe the relevant laws and regulations of their respective markets, as well as country-specific best practice guidelines and corporate governance codes.
Our proxy voting and engagement principles
State Street Investment Management’s proxy voting and engagement program focuses on three broad principles:
1. Effective board oversight: We believe that well-governed companies are best placed to protect and pursue shareholder interests. Principally, a board acts on behalf of shareholders by protecting their interests and preserving their rights. In order to carry out their primary responsibilities, directors undertake activities that include setting strategy and providing guidance on strategic matters, selecting the CEO and other senior executives, overseeing executive management, creating a succession plan for the board and management, and providing effective oversight of material risks and opportunities relevant to their business. Further, good corporate governance necessitates the existence of effective internal controls and risk management systems, which should be governed by the board.
We view board quality as a measure of director independence, director succession planning, board composition, evaluations and refreshment, and company governance practices.
2. Disclosure: It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should also provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their economic interests have been safeguarded by the board and provides insights into the quality of the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.
3. Shareholder protection: State Street Investment Management believes it is in the best interest of shareholders for companies to have appropriate shareholder rights and accountability mechanisms in place. As a starting place for voting rights, it is necessary for ownership rights to reflect one vote for one share to ensure that economic interests and proxy voting power are aligned. This share structure best supports the shareholders’ right to exercise their proxy vote on matters that are important to the protection of their investment, such as share issuances and other dilutive events, authorization of strategic transactions, approval of a shareholder rights plan, and changes to the corporate bylaws or charter, among others. In terms of accountability to shareholders and appropriate checks and balances, we believe there should be annual elections of the full board of directors.
Application of principles
These three principles of effective board oversight, disclosure and shareholder protection apply across all of State Street Investment Management’s proxy voting decisions and engagements. When engaging with or voting at portfolio companies in different markets, State Street Investment Management may apply the principles in ways that are specific to a given market based on factors such as regulatory and/or legal requirements, availability of data, resources, disclosure practices, and size of holdings in our clients’ accounts.
Shareholder proposals
When voting our clients’ proxies, we may be presented with shareholder proposals at portfolio companies that must be evaluated on a case-by-case basis and in accordance with the principles set forth above. Where a company has received a shareholder proposal on a commonly requested disclosure topic and the company has determined that the topic is material to its business, we assess the effectiveness of the company’s disclosure on such topic in connection with the proposal.
Engagement
We conduct engagements with individual issuers to communicate the principles set forth in this Policy and to learn more about companies’ strategy, board oversight and disclosure practices. Engagements with US public companies held in our clients’ accounts are conducted in accordance with Appendix A. In addition, we encourage issuers to increase the amount of direct communication board members have with shareholders. We believe direct communication with executive board members and independent non-executive directors is critical to helping companies understand shareholder concerns.
Section I: Effective board oversight
Director independence We believe independent directors are crucial to good corporate governance because we believe that independent perspectives contribute to establishing and maintaining more sound corporate governance practices.
We have developed criteria for evaluating director independence, which vary by region and/or local jurisdiction. These criteria generally follow relevant listing standards, local regulatory requirements and/or local market practice standards. Such criteria may include:
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Participation in related-party transactions or other material business relations with the company
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Employment history with the company
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Status as founder or member of the founding family
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Government representative
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Excessive tenure and preponderance of long-tenured directors
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Relations with significant shareholders
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Close family ties with any of the company’s advisers, directors or senior employees
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Cross-directorships
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Receipt of non-board related compensation from the issuer, its auditors or advisors
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Company’s own classification of a director as non-independent
In some cases, State Street Investment Management’s criteria may be more rigorous than applicable local or listing requirements.
Majority independent board We believe a sufficiently independent board is key to effectively monitoring management performance and providing strategic oversight.
Separation of Chair/CEO We believe there needs to be strong independent leadership of the board, in accordance with the principles discussed above. We believe the board is best placed to choose the governance structure that is most appropriate for that company.
Board committees We believe that board committees are crucial to robust corporate governance and should be composed of a sufficient number of independent directors. We use the same criteria for evaluating committee independence as we do for evaluating director independence, which varies by region and/or local jurisdiction. Although we recognize that board structures may vary by jurisdiction, where a board has established an audit committee and/or compensation/remuneration committee, we generally expect the committee to be primarily, and in some cases, fully independent.
Refreshment and tenure We believe that average board tenure should broadly align with the length of the business cycle of the respective industry in which a company operates. In assessing excessive tenure, we consider factors such as the preponderance of long tenured directors, board refreshment practices, classified board structures and the business cycle for the industry in which a company operates.
Director time commitments We believe a company’s nominating committee is best placed to determine appropriate time commitments for the company’s directors. We consider if a company publicly discloses its director time commitment policy (e.g., within corporate governance guidelines, proxy statement, annual report, company website, etc.) and if this policy or associated disclosure outlines the factors that the nominating committee considers to assess director time commitments during the annual policy review process.
Board composition We believe effective board oversight of a company’s long-term business strategy necessitates a board composition with a range of knowledge, expertise, experience, and perspectives. We recognize that many factors may influence board composition, including board size, geographic location, and local regulations. We believe board members should have adequate knowledge and expertise to provide effective oversight of corporate strategy, operations, and risks and opportunities. Further, we believe that a robust nominating and governance process is essential to achieving a board composition that is designed to facilitate effective and independent oversight of a company’s long-term strategy. We believe nominating committees are best placed to determining the most effective board composition and to ensure that adequate knowledge, expertise, experience and perspectives are represented in the boardroom. Boards should also have a regular evaluation process in place to assess the effectiveness of the board and the knowledge and expertise of board members to address material issues such as emerging risks, changes to corporate strategy, and diversification of operations and geographic footprint.
Non-US companies in certain non-US indexes that do not meet established board diversity thresholds will be flagged for case-by-case review of the company's disclosures related to board composition. In addition, companies in certain established markets demonstrating underperformance relative to their Global Industry Classification Standard (GICS) sector (based on a total shareholder return metric), will be flagged for review of the company's disclosures related to board composition.
When evaluating board composition, we assess a company’s financial performance relative to its GICS sector (based on a total shareholder return metric) and relevant disclosures.
Board accountability
1. Oversight of strategy and risk We believe that risk management is a key function of the board, which is responsible for setting the overall risk appetite of a company and for providing oversight on the risk management process established by senior executives at a company. We recognize that boards are responsible for determining the ways in which they provide oversight in this area. However, we expect companies to disclose how the board provides oversight of its risk management system and risk identification. Boards should also review existing and emerging risks that evolve in tandem with the changing political and economic landscape or as companies diversify or expand their operations into new areas.
As responsible stewards, we believe in the importance of effective risk management and oversight of issues that are material to a company. To effectively manage and assess the risk of our clients’ portfolios, we expect our portfolio companies to manage risks and opportunities that are material, market-specific and industry-specific and that have a demonstrated link to long-term value creation, and to provide high-quality disclosure of this process to shareholders.
When evaluating a board’s oversight of risks and opportunities, we assess the following factors, based on various criteria including a company’s financial performance relative to its sector (based on a total shareholder return metric), relevant disclosures by, and engagements with, portfolio companies:
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Oversees long-term strategy
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Articulates the material risks and opportunities and how those risks and opportunities fit into the firm’s long-term business strategy
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Regularly assesses the effectiveness of the company’s long-term strategy, and management’s execution of this strategy
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Demonstrates an effective oversight process
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Describes which committee(s) have oversight over specific risks and opportunities, as well as which topics are overseen and/or discussed at the full-board level
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Includes risks and opportunities in board and/or committee agendas, and articulates how often specific topics are discussed at the committee and/or full board level
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Utilizes KPIs or metrics to assess the effectiveness of risk management processes
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Engages with key stakeholders including employees and investors
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Ensures effective leadership
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Holds management accountable for progress on relevant metrics and targets
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Integrates necessary knowledge and expertise into the board nominating and executive hiring processes, and provides training to directors and executives on topics material to the company’s business
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Conducts a periodic effectiveness review
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Ensures disclosures of material information
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Ensures publication of relevant disclosures, including those regarding material topics to the company’s business
2. Compliance with corporate governance principles Our minimum expectation is that companies will comply with their respective market governance codes and/or stewardship principles. Issuers are encouraged to provide explanations of their level of compliance with their local market code and why their preferred governance structure (if not compliant with the code) serves shareholders’ long-term interests.
We will review governance practices at companies in selected indexes for their adherence to market governance codes and/or stewardship principles.
3. Proxy contests We believe nominating committees that are comprised of independent directors are best placed to assess which individuals are adequately equipped with the knowledge and expertise to fulfill the duties of board members, and to act as effective fiduciaries. While our default position is to support the committees’ judgement, we consider the following factors when evaluating dissident nominees:
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Strategy presented by dissident nominees versus that of current management, as overseen by the incumbent board
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Effectiveness, quality, and experience of the management slate
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Material governance failures and the level of responsiveness to shareholder concerns and market signals by the incumbent board
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Quality of disclosure and engagement practices to support changes to shareholder rights, capital allocation and/or governance structure
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Company performance and, if applicable, the merit of a recovery plan
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Expertise of board members with respect to company industry and strategy
4. Compensation and remuneration We consider it the board’s responsibility to determine the appropriate level of executive compensation. Despite the differences among the possible types of plans and awards, there is a simple underlying philosophy that guides our analysis of executive compensation: we believe that there should be a direct relationship between executive compensation and company performance over the long term.
Shareholders should have the opportunity to assess whether pay structures and levels are aligned with business performance. When assessing remuneration reports, we consider factors such as adequate disclosure of various remuneration elements, absolute and relative pay levels, peer selection and benchmarking, the mix of long-term and short-term incentives, alignment of pay structures with shareholder interests, as well as with corporate strategy and performance.
For example, criteria we may consider include the following:
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The company’s financial performance relative to its GICS sector, based on a total shareholder return metric
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Overall quantum relative to company performance
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Vesting periods and length of performance targets
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Mix of performance, time and options based stock units
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Use of special grants and one-time awards
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Retesting and repricing features
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Disclosure and transparency
5. Board meeting attendance We expect directors to attend at least 75 percent of board meetings in the last financial year or provide an appropriate explanation for why they were unable to meet this attendance threshold.
Section II: Disclosure
It is important for shareholders to receive timely and accurate reporting of a company’s financial performance and strategy so that they are able to assess both the value and risk of their investment. In addition to information related to strategy and performance, companies should provide disclosure relating to their approach to corporate governance and shareholder rights. Such information allows investors to determine whether their financial interests have been protected by the board and provides insights into the board’s oversight of management. Ultimately, the board of directors is accountable for the oversight and disclosure of the material risks and opportunities faced by the company.
Reporting
1. Financial statements We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. We expect external auditors to provide assurance of a company’s financial condition.
2. Disclosures of material risks and opportunities faced by the company o a company. This may include sustainability-related risks and opportunities where a company has identified such risks and opportunities as material to its business. Such disclosure allows shareholders to effectively assess companies’ oversight, strategy, and business practices related to these issues identified as material.
Where a company has determined a topic is material to its business, we will assess the company’s disclosure in accordance with our evaluation criteria that we believe represent quality disclosure on common disclosure topics. We may also review the company’s relevant disclosures against industry and market practice (e.g., peer disclosure, relevant frameworks, relevant industry guidance).
We look to companies to provide disclosure on the risks and opportunities relevant to their businesses, and on the board’s oversight of these risks and opportunities, in line with applicable local regulatory requirements and any voluntary standards and frameworks adopted by the company.
Section III: Shareholder protection
Capital

1. Share Capital Structure The ability to raise capital is critical for companies to carry out strategy, to grow, and to achieve returns above their cost of capital. The approval of capital raising activities is fundamental to a shareholder’s ability to monitor the amounts of proceeds and to ensure capital is deployed efficiently. Altering the capital structure of a company is a critical decision for boards. When making such a decision, we believe the company should disclose a comprehensive business rationale that is consistent with corporate strategy and not overly dilutive to its shareholders.
Our approach to share capital structure matters may vary by local market and jurisdiction, due to regional nuances. Such proposals may include:
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Increase in authorized common shares
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Increase in authorized preferred shares
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Introduction of unequal voting rights
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Share repurchase programs
2. Reorganization, mergers and acquisitions The reorganization of the structure of a company or mergers often involve proposals relating to reincorporation, restructurings, liquidations, and other major changes to the corporation.
We expect proposals to be in the best interests of shareholders, demonstrated by enhancing share value or improving the effectiveness of the company’s operations.
We evaluate mergers and structural reorganizations on a case-by-case basis and expect transactions to maximize shareholder value. Some of the considerations include the following:
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Offer premium
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Strategic rationale
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Board oversight of the process for the recommended transaction, including, director and/ or management conflicts of interest
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Offers made at a premium and where there are no other higher bidders
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Offers in which the secondary market price is substantially lower than the net asset value
We also may consider other factors, such as:
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Offers with potentially negative consequences for minority shareholders because of illiquid stock
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Offers where we believe there is a reasonable prospect for an enhanced bid or other bidders
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Cases where the current market price of the security exceeds the bid price at the time of voting
3. Related-party transactions Some companies have a controlled ownership structure and complex cross-shareholdings between subsidiaries and parent companies (“related companies”). Such structures may result in the prevalence of related-party transactions between the company and its various stakeholders, such as directors and management, subsidiaries and shareholders. In markets where shareholders are required to approve such transactions, we expect companies to disclose details of the transaction, such as the nature, the value and the purpose of such a transaction. We also believe independent directors should ratify such transactions. Further, we believe companies should describe the level of independent board oversight and the approval process, including details of any independent valuations provided by financial advisors on related-party transactions.
Shareholder rights
1. Proxy access In general, we believe that proxy access is a fundamental right and an accountability mechanism for all long-term shareholders. We consider proposals relating to proxy access on a case-by-case basis and consider a balance between providing long-term shareholders accountability while preserving flexibility for management to design a process that is appropriate for the company’s circumstances.
2. Vote standards
a. Annual elections: We believe the establishment of annual elections of the board of directors is appropriate. We also consider the overall level of board independence and the independence of the key committees, as well as the existence of a shareholder rights plan.
b. Majority voting: We believe a majority vote standard based on votes cast for the election of directors is appropriate.
3. Shareholder meetings
a. Special meetings and written consent: We believe the ability for shareholders to call special meetings, as well as act by written consent is appropriate.
b. Notice period to convene a general meeting: We expect companies to give as much notice as is practicable when calling a general meeting, generally at least 14 days.

c. Virtual/hybrid shareholder meetings: We believe the right to hold shareholder meetings in a virtual or hybrid format is appropriate provided the company:
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Affords virtual attendee shareholders the same rights as would normally be granted to in-person attendee shareholders
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Commits to time-bound renewal (five years or less) of meeting format authorization by shareholders
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Provides a written record of all questions posed during the meeting, and
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Complies with local market laws and regulations relating to virtual and hybrid shareholder meeting practices
In evaluating these proposals we also consider the operating environment of the company, including local regulatory developments and specific market circumstances impacting virtual meeting practices.
Governance documents & miscellaneous items
1. Article amendments We believe amendments to company bylaws that may negatively impact shareholder rights (such as fee-shifting, forum selection, and exclusion service bylaws) should be put to a shareholder vote. We believe a majority voting standard is generally appropriate.
We generally believe companies should have a fixed board size, or designate a range for the board size.
2. Anti-takeover issues Occasionally, companies add anti-takeover provisions that reduce the chances of a potential acquirer to make an offer, or to reduce the likelihood of a successful offer. We generally believe shareholders should have the right to vote on reasonable offers. Our approach to anti-takeover issues may vary by local market and jurisdiction, due to regional nuances.
3. Accounting and audit-related issues Companies should have robust internal audit and internal control systems designed for effective management of any potential and emerging risks to company operations and strategy. The responsibility of setting out an internal audit function lies with the audit committee, which should have independent non-executive directors designated as members.
We believe the disclosure and availability of reliable financial statements in a timely manner is imperative for investment analysis. As a result, board oversight of the internal controls and the independence of the audit process are essential if investors are to rely upon financial statements. It is important for the audit committee to appoint external auditors who are independent from management, as we expect auditors to provide assurance of a company’s financial condition.
State Street Investment Management believes that a company’s external auditor is an essential feature of an effective and transparent system of external independent assurance. Shareholders should be given the opportunity to vote on their (re-)appointment at the annual meeting. When appointing external auditors and approving audit fees, we will take into consideration the level of detail in company disclosures.
In circumstances where “other” fees include fees related to initial public offerings, bankruptcy emergence, and spin-offs, and the company makes public disclosure of the amount and nature of those fees which are determined to be an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.
We believe that a company should be able to discharge its auditors in the absence of pending litigation, governmental investigation, charges or fraud or other indication of significant concern. Further, we believe that auditors should attend the annual meeting of shareholders.
4. Indemnification and liability Generally, we believe directors3 should be able to limit their liability and/or expand indemnification and liability protection if a director has not acted in bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
3 In Japan, this includes statutory auditors.
Section IV: Shareholder proposals
We believe that company boards do right by investors and are responsible for overseeing strategy and company management. To that end, we do not support shareholder proposals that are on a topic that the company has not determined to be material to its business or that appear to impose changes to business strategy or operations, such as increasing or decreasing investment in certain products or businesses or phasing out a product or business line.
When assessing shareholder proposals, we fundamentally consider whether the adoption of the resolution would promote long-term shareholder value in the context of our core governance principles:
1. Effective board oversight
2. Quality disclosure
3. Shareholder protection
Section V: Engagement
State Street Investment Management takes a comprehensive approach to engaging with portfolio companies. Through engagement, we aim to learn more about portfolio companies’ strategy, board oversight and disclosure practices, and to better understand topics that companies deem material to their business.
Engagements with US portfolio companies: Engagements with US public companies in our clients’ portfolios are conducted in accordance with Appendix A. We do not seek to change or influence control of any portfolio company through engagement.
Equity engagements: In these conversations State Street Investment Management may express viewpoints regarding what constitutes best practices supporting effective board oversight, disclosure, and shareholder protection consistent with the Policy. Engagements may be held with portfolio companies to discuss a ballot item, event or other established topic found in our Policy.
Fixed Income engagements: From time-to-time, certain corporate action election events, reclassifications or other changes to the investment terms of debt holdings may occur or an issuer may seek to engage with State Street Investment Management to discuss matters pertaining to the debt instruments that State Street Investment Management holds on behalf of its clients. In such instances, State Street Investment Management may engage with the issuer to obtain further information about the matter for purposes of its investment decision making. Such engagements are the responsibility of the Fixed Income portfolio management team, but may be supported by State Street Investment Management’s Asset Stewardship Team. All election decisions are the responsibility of the relevant portfolio management team.
Engaging with other investors soliciting State Street Investment Management’s votes in connection with contested shareholder meetings, vote-no campaigns, or shareholder proposals
While it may be helpful to speak to other investors that are running proxy contests, putting forth vote-no campaigns, or proposing shareholder proposals at portfolio companies, we limit such discussions to investors who have filed necessary documentation with regulators and engage in these discussions at our own discretion.
Our primary purpose of engaging with investors is:
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To gain a better understanding of their position or concerns at portfolio companies.
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In proxy contest situations:
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To assess possible director candidates where investors are seeking board representation in proxy contest situations
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To understand the investor’s proposed strategy for the company and investment time horizon to assess their alignment with State Street Investment Management’s views and interests as a long-term shareholder
Any information about our vote decisions are available in this document and on our website. All requests for engagement should be sent to GovernanceTeam@ssga.com.
Section VI: Other matters
Securities on loan
As a responsible investor and fiduciary, we recognize the importance of balancing the benefits of voting shares and the incremental lending revenue for the pooled funds that participate in State Street Investment Management’s securities lending program (the “Funds”). Our objective is to recall securities on loan and restrict future lending until after the record date for the respective vote in instances where we believe that a particular vote could have a material impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.
Accordingly, we have set systematic recall and lending restriction criteria for shareholder meetings involving situations with the highest potential financial implications (such as proxy contests and strategic transactions including mergers and acquisitions, going dark transactions, change of corporate form, or bankruptcy and liquidation). Generally, these criteria for recall and restriction for lending only apply to certain large cap indices in developed markets.
State Street Investment Management monitors the forgone lending revenue associated with each recall to determine if the impact on the Funds’ long-term financial performance and the benefit of voting shares will outweigh the forgone lending income.
Although our objective is to systematically recall securities based on the aforementioned criteria, we must receive notice of the vote in sufficient time to recall the shares on or before the record date. When we do not receive timely notice, we may be unable to recall the shares on or before the record date.
Reporting
We provide transparency for our stewardship activities through our regular client reports and relevant information reported online in accordance with applicable legal and regulatory requirements. We publish an annual stewardship report that provides details of our stewardship approach, engagement and voting policies, and activities during the year. The annual stewardship report is complemented by quarterly stewardship activity reports as well as the publication of thought leadership on governance and other topics . Our voting record information is available on Vote View, an interactive platform that provides relevant company details, proposal types, resolution descriptions, and records of our votes cast.
Appendix A
Policy guidelines for engagement with portfolio companies that are U.S. public companies

These policy guidelines apply to all stewardship engagement activities conducted by the State Street Investment Management’s Asset Stewardship Team with portfolio companies that are U.S. public companies (“U.S. portfolio companies”). “U.S. public companies” is defined for purposes of the Policy and this Appendix A as any issuer that has registered one or more classes of securities under the U.S. Securities Exchange Act of 1934, as amended. These policy guidelines apply to engagements related to voting matters at U.S. portfolio companies as well as offseason engagements with US portfolio companies.
As a matter of policy, State Street Investment Management does not seek to influence or change control of any issuer, including U.S. portfolio companies.
When engaging with U.S. portfolio companies, the Asset Stewardship Team may discuss State Street Investment Management’s viewpoints regarding what constitutes best practices supporting effective board oversight of material risks, disclosure of material risks, and shareholder protection consistent with the Policy, including this Appendix A. However, the Asset Stewardship Team will not discuss how it intends to cast its vote on any ballot item, nor its rationale for any vote it has made. Additionally, the Asset Stewardship Team will not dictate or pressure U.S. portfolio companies to adopt or change any policies (including but not limited to policies related to climate, diversity, equity and inclusion, or sustainability) or fundamental business choices like capital allocation. The Asset Stewardship Team will not engage in discussions with U.S. portfolio companies that explicitly or implicitly suggest contingent voting or divestment if a company does not adopt State Street Investment Management’s viewpoint on a particular item, or that suggest that any particular factor, policy or practice is dispositive in making engagement or voting decisions.
All meeting agendas with U.S. portfolio companies are set by the U.S. portfolio company. If requested by the U.S. portfolio company, State Street Investment Management may engage with the company on topics that the U.S. portfolio company has determined to be material to its business, at all times in accordance with the principles set forth in the Policy. However, the Asset Stewardship Team does not discuss, and will remain in listen-only mode during all discussions of, the following topics with U.S. portfolio companies or other investors soliciting State Street Investment Management’s votes in connection with contested shareholder meetings, vote-no campaigns, or shareholder proposals:
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Contested director elections
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Adoption of a climate transition plan
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Adoption of specific targets for emissions reductions
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Scope 3 emissions, including without limitation adoption of a Scope 3 emissions policy, disclosure of Scope 3 emissions, and any reduction of Scope 3 emissions
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Changes to the U.S. portfolio company’s capital allocation
When engaging with U.S. portfolio companies on issues or matters relating to gender, racial or ethnic diversity, the Asset Stewardship Team may discuss State Street Investment Management’s belief that effective board oversight of a company’s long-term business strategy necessitates a board composition with a range of knowledge, expertise, experience, and perspectives. However, State Street Investment Management does not apply, nor will it discuss, specific targets or thresholds of gender, racial or ethnic diversity in connection with U.S. portfolio companies.
About State Street Investment Management
At State Street Investment Management, we have been helping create better outcomes for institutions, financial intermediaries, and investors for nearly half a century. Starting with our early innovations in indexing and ETFs, our rigorous approach continues to be driven by market-tested expertise and a relentless commitment to those we serve. With over $5 trillion in assets managed*, clients in over 60 countries, and a global network of strategic partners, we use our scale to deliver a comprehensive and cost-effective suite of investment solutions that help investors get wherever they want to go.
* This figure is presented as of December 31, 2025 and includes ETF AUM of $1,950.80 billion USD of which approximately $173.02 billion USD in gold assets with respect to SPDR products for which State Street Global Advisors Funds Distributors, LLC (SSGA FD) acts solely as the marketing agent. SSGA FD and State Street Investment Management are affiliated. Please note all AUM is unaudited.

Systematic Financial Management, L.P.
Proxy Voting Policy
Policy SUMMARY
Systematic Financial Management, L.P. has adopted and implemented this Proxy Voting Policy, which it believes is reasonably designed to:
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Ensure that proxies are voted in the best interests of its clients;
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Address material conflicts of interest that may arise; and
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Comply with disclosure and other requirements in connection with its proxy voting responsibilities.
Policy
As an investment adviser and fiduciary of client assets, Systematic’s proxy voting policies and procedures are designed to protect the value of shareholder investments. The Investment Advisers Act of 1940, as amended (the ‘Advisers Act’), requires investment advisers to act solely in the best interest of its clients at all times. We have adopted and implemented these Proxy Voting Policies and Procedures, which we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act.
PROCEDURES
Systematic recognizes that proxies are client assets and, as such, are managed with the same care, skill and diligence as all other client assets. Systematic shall vote proxies related to securities held by our clients for which we serve as the investment adviser in the best interest of our clients. Systematic’s authority to vote the proxies of certain clients is established by advisory contracts or comparable documents. In addition to requirements of the Securities and Exchange Commission (“SEC”) governing advisers, these policies reflect our fiduciary standards and responsibility for ERISA accounts. At their discretion, clients may reserve the right to vote proxies for themselves. Furthermore, a client may from time-to-time direct us to vote proxies in a manner that is different from the guidelines set forth in our Proxy Voting Policies and Procedures. We will follow such written direction for proxies received after our receipt of such written direction. These Proxy Voting Policies and procedures are limited solely to clients for which we have agreed to vote such proxies.
Systematic is wholly owned by Affiliated Managers Group, Inc. (“AMG”), an asset management company with equity investments in numerous investment management firms (its “Affiliates”). Systematic does not purchase AMG’s publicly traded securities for client portfolios. Each AMG Affiliate makes its own investment and proxy voting decisions, which are not communicated to AMG or to other Affiliates.
Systematic has retained an independent third-party proxy advisory agent to assist the firm in discharging its proxy voting responsibilities. The third-party proxy advisory firm offers voting assistance by, among other proxy matters:
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Providing specified sets of independent proxy voting policy guidelines;
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Providing research and vote recommendations in accordance with the specified policies considerations;
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Voting Systematic’s client proxies via the proxy adviser’s automated, electronic vote management system;
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Acting as agent for the proxy process; and
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Maintaining records on proxy voting for our clients.
To assist Systematic in voting proxy proposals in their client’s best interest, the firm has adopted four sets the proxy adviser’s proxy voting guidelines, one based on AFL-CIO polices for Taft-Hartley Plan Sponsors, another for Public Plans, a third for Catholic or other faith-based clients and the fourth being a General Policy for all other clients. Institutional clients are generally requested to select which set of proxy guidelines they wish Systematic to use in voting their account’s proxies. In instances where the client does not select a voting policy, Systematic will generally select the client’s proxy policy based on Systematic’s determination of which policy it believes is in the client’s best interest. Ballots for our retail separately managed account (SMA) clients are typically wrapped in an Omnibus account and voted according to the proxy adviser’s General Proxy Voting Policy. Systematic understands that the proxy advisory firm uses its best efforts to ensure that its proxy voting recommendations are consistent with its policy guidelines, as well as relevant requirements of ERISA and the U.S. Department of Labor.
Exceptions
Systematic typically does not vote the following types of proxies:
Foreign Securities: While Systematic will make reasonable efforts to vote foreign securities on behalf of clients, voting proxies of companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. (e.g., proxies may be written in a language other than English or proxies that require travel overseas in order to vote). Furthermore, Systematic generally will also decline to vote proxies if to do so would cause a restriction to be placed on Systematic’s ability to trade securities held in client accounts in “share blocking” countries. Accordingly, Systematic may abstain from votes in a share blocking country in favor of preserving its ability to trade any particular security at any time.
Securities on Loan: Some Systematic clients may participate in securities lending programs. In most circumstances, securities on loan will not be recalled due to circumstances beyond the control of Systematic or due to client’s preferences not to recall such securities.
Other Voting Exceptions: Other proxy voting exceptions exist for proxies of legacy securities held in a new account previously managed by another manager and that the client intends to sell; if the aggregate number of shares held by the Firm are of a de minimis amount of the company’s outstanding shares, or in some cases if the vote relates to a routine matter.
Use of Proxy Advisory Firm’s Electronic, Automated Voting System
As previously mentioned, Systematic subscribes to the use of its proxy advisory firm’s electronic, automated voting system when voting it clients’ proxies in the normal course. Under normal circumstances Systematic generally casts its votes in accordance with its proxy adviser’s vote recommendations. Systematic’s proxy adviser provides information relating to its vote recommendations in advance of the proxy vote submission deadline including, but not limited to, information and reported additional feedback concerning issuer or shareholder supplemental information and research that may contrast or differ from the proxy advisory firm’s research, recommendations and views. In these instances, where additional information is received, or in the case of controversial or contested election proposals, and similarly situated proxy matters, a more thorough analysis of such information may be conducted by Systematic before final proxy votes are cast, taking into consideration our client(s) best interests.
Conflict of Interest
For purpose of this Policy, a conflict of interest is a relationship or activity engaged in by Systematic or a Systematic employee that creates an incentive (or appearance thereof) to favor the interests of Systematic, or the employee, rather than the clients’ interests. For example, Systematic may have a conflict of interest if either Systematic has a significant business relationship with a company that is soliciting a proxy, or if a Systematic employee who is involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be ‘material’ to the extent that a reasonable person could expect the conflict to influence Systematic’s decision on the particular vote at issue. Systematic seeks to avoid the occurrence of actual or apparent material conflict of interest in the proxy voting process by voting in accordance with pre-determined voting guidelines, and by observing procedures that are intended to prevent, when practicable, and manage material conflicts of interest. In all cases in which there is deemed to be a material conflict of interest, Systematic will seek to resolve the conflict in the clients’ best interests. As previously mentioned in order to avoid the appearance of any and all conflicts of interest, Systematic has adopted four independent proxy voting guidelines, all of which are constructed and maintained by the firm’s proxy advisory firm. It is our belief that such adoption not only endeavors to remove conflicts of interest that could affect the outcome of a vote but also affords us the opportunity to vote in the best interest of the client. Systematic intends to remove any discretion it may have to interpret how to vote proxies in cases where Systematic has a conflict of interest or the appearance of a potential conflict of interest.
Systematic’s Proxy Voting Committee monitors situations where Systematic believes it has a material conflict of interest, or where Systematic wishes to exercise its discretion or more closely review a particular matter. In these situations, the Proxy Voting Committee will review the vote(s) involved and provide the actual voting recommendation based upon the Committee’s determination of what is in Systematic’s client’s best interests. Systematic may use consensus decisions when voting an issue and does not allow Portfolio Managers to vote proxies independently. The CCO must approve the Proxy Voting Committee’s voting recommendation prior the vote being cast. The CCO’s approval will depend, in part, upon whether, in the CCO’s best judgment, the recommendation reflects the spirit of Systematic’s Proxy Voting Policy and related procedures. Systematic will maintain documentation of any such voting decision.
Furthermore, Systematic periodically reviews its proxy advisory firm’s policies and procedures regarding how it identifies and addresses conflicts of interests as well as their Conflict Management Procedures. In addition, Systematic receives an annual Conflict of Interest Statement from the proxy advisory firm. The proxy advisory firm must notify Systematic in advance of any potential material conflict of interest that may arise in voting proxies on behalf of Systematic’s clients. Both the proxy advisory firm and Systematic will follow their respective procedures regarding conflicts of interest should a material conflict of interest occur.
Policy Review
Systematic generally reviews and documents the adequacy of its voting policies and procedures annually to ensure they have been reasonably designed and continue to comply with our requirements as a fiduciary. As part of this annual review, Systematic generally considers the following types of matters before retaining a new proxy advisory firm or continuing to retain the services of its current proxy advisory firm:
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The proxy advisory firm’s capacity and competency to adequately analyze the matters for which Systematic is responsible for voting,
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The adequacy and quality of the proxy advisory firm’s personnel and technology,
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The adequacy of the proxy advisory firm’s process for seeking timely input from issuers and proxy advisory firm clients with respect to proxy voting policies, methodologies, and peer group constructions, including ‘say on pay’ votes,
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The adequacy of the proxy advisory firm’s disclosures regarding its methodologies for formulating voting recommendations and, in making such recommendations, whether it uses any third-party information,
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The proxy advisory firm’s policies and procedures for identifying and addressing conflicts of interest, rectifying identified material deficiencies in its analyses, discourse of its information sources and methods used to develop its voting recommendations, and consideration by the proxy adviser of facts unique to a specific issuer or proposal when evaluating a matter that is subject to a shareholder vote,

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The proxy advisory firm’s policies and procedures for implementing an investment adviser’s proxy voting instructions, if any,
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Review its agreement with the proxy advisory firm to determine whether the proxy advisory firm is permitted to use any non-public information regarding how Systematic intends to vote a client’s securities that would not be in the best interest of Systematic’s clients, (e.g., is the proxy advisory firm permitted to share this information with third parties); and
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Any changes to the services or scope of services provided to Systematic by the proxy advisory firm.
Client Disclosure
Systematic shall provide information regarding its proxy voting policies and procedures, including information about any conflicts of interests and the policies to address such conflicts, and disclose how clients can obtain information about how their securities were voted. Systematic’s practices related to this Policy are disclose in the Firm’s Form ADV, which is filed with the SEC and furnished to clients. In addition, Systematic will provide clients with a copy of its policies upon request.
Generally, Systematic provides institutional clients with a report summarizing how proxy votes were cast for the securities held in their accounts on a quarterly basis. Systematic typically provides proxy voting records of its registered investment company clients to such clients as their agents for disclosure on Form N-PX.
Recordkeeping
Systematic shall maintain certain records required by applicable law in connection with proxy voting activities and shall provide proxy voting information to a client for which we are responsible for voting proxies upon written request.
Systematic’s Compliance Department is primarily responsible for maintaining records created with respect to this Policy and the procedures adopted to implement it. Such records will include, but are not limited to, corporate issuer proxy statements and ballots (unless otherwise available on the SEC’s EDGAR website), reports from third-party research providers, internal memos between and among Systematic personnel, communications between Systematic an corporate issuers or clients pertaining to proxy voting matters, proxy voting policies, procedures and guidelines, proxy voting records for each meeting voted on behalf of clients, the number of share voted by account and how each proxy was voted.
The Compliance Department may, in its discretion, delegate maintenance and retention of some or all of these proxy voting records to its designated third-party proxy advisory agent. All proxy voting records will be maintained on site for a minimum of two years and for a minimum of six years in total, in accordance with applicable law.
Oversight
Systematic has a Proxy Voting Committee comprised of the CCO and certain Compliance Department personnel. The Proxy Voting Committee monitors and reviews the Firm’s voting policies and procedures, material conflicts of interest or special factors or circumstances on an as needed basis. The Committee also reviews and approves any material changes to the proxy advisory firm’s policies.
Systematic’s Proxy Voting Committee shall also periodically conduct due diligence over the proxy advisory firm’s operations, including any material changes to their organization, staffing, personnel and technology; processes for ensuring that it maintains complete and accurate information about the issuer and each particular matter; efforts to correct any identified material deficiencies in the proxy advisory firm’s analysis; updates to policies and procedures as well as any business changes that may affect the proxy advisory firm’s competency in carrying out voting instructions.

Thompson, Siegel & Walmsley LLC
Proxy Voting Policy
Last Update March 28, 2025
TSW has a fiduciary responsibility to its clients for voting proxies, where authorized, for portfolio securities consistent with the best economic interests of its clients. TSW maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our Firm’s proxy voting policies and practices in Form ADV Part 2A. In addition, we review our policies and practices no less than annually for adequacy; to make sure they have been implemented effectively, and to make sure they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients. Our policy and practice include the responsibility to monitor corporate actions and potential conflicts of interest, receive and vote client proxies, and make information available to clients about the voting of proxies for their portfolio securities while maintaining relevant and required records.
Background
Proxy voting is an important right of shareholders, and reasonable care and diligence should be undertaken to ensure that such rights are properly exercised.
Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which should include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser has proxy voting authority.
A related companion release by the SEC also adopted rule and form amendments under the Securities Act and Investment Company Act similar to the above which TSW complies with when acting as a sub-adviser to a mutual fund.
Responsibility
TSW’s Senior Compliance Officer (Proxy Coordinator) has the responsibility for the organization and monitoring of our Proxy Voting policy, practices, and recordkeeping. Implementation and disclosure, including outlining our voting guidelines in our procedures, is the responsibility of the CCO and Chief Operating Officer. TSW has retained the services of a third-party provider, Institutional Shareholder Services, Inc. (“ISS”) to assist with the proxy process. ISS is a Registered Investment Adviser under the Advisers Act. It is a leading provider of proxy voting and corporate governance services. ISS provides TSW proxy proposal research and voting recommendations and votes proxies on TSW’s behalf in accordance with ISS’s standard voting guidelines. Those guidelines cover the following areas:
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Operational Issues
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Board of Directors
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Proxy Contests
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Anti-takeover Defenses and Voting Related Issues
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Mergers and Corporate Restructurings
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State of Incorporation
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Capital/ Restructuring
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Executive & Director Compensation
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Social/Environmental Issues
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Mutual Fund Proxies
TSW generally believes that voting proxies in a manner that is favorable to a business’s long-term performance and valuation is in its clients’ best interests. However, a uniform voting policy may not be in the best interest of all clients. While TSW applies ISS’s standard policy guidelines to most clients, where appropriate we utilize ISS’s specialized, non-standard policy guidelines to meet specific client requirements.
TSW’s Proxy Coordinator is responsible for monitoring ISS’s voting procedures on an ongoing basis. TSW’s general procedure regarding the voting of proxies is addressed below. For instances not directly addressed in this policy the Proxy Oversight Representative should act in accordance with the principles outlined in the SEC’s Guidance Regarding Proxy Voting Responsibilities of Investment Advisers issued in August 2019 and supplemental release in September 2020 in consultation with the Proxy Coordinator.
Procedure
TSW has adopted various procedures and internal controls to review, monitor and ensure the Firm’s Proxy Voting policy is observed, implemented properly and amended or updated, as appropriate, which include the following:

Voting Procedure
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Upon timely receipt of proxy materials, ISS will automatically release vote instructions on client’s behalf as soon as custom research is completed. TSW retains authority to override the votes (before cut-off date) if TSW disagrees with the vote recommendation.
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The Proxy Coordinator will monitor the voting process at ISS via ISS’s Proxy Exchange website (ISS’s online voting and research platform). Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with ISS.
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For proxies not received by ISS, TSW and ISS will make a best effort attempt to receive ballots from the clients’ custodian prior to the vote cut-off date.
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TSW is responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring. ISS will email TSW Compliance personnel to get approval when closing an account that was not directed by TSW.
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The Chief Operating Officer (Proxy Oversight Representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via ISS Proxy Exchange website and email.
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Investment teams should keep the Proxy Oversight Representative and Proxy Coordinator informed of material issues affecting pending or upcoming proxy votes. If the Proxy Oversight Representative and Proxy Coordinator become aware of additional information that would reasonably be expected to affect TSW’s vote, then this information should be considered prior to voting.
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TSW has the ability to override ISS recommended vote instructions and will do so if believed to be in the best interest of the client. All changes are documented and coordinated between the Proxy Oversight Representative and/or Proxy Coordinator and the Portfolio Manager and/or Research Analyst. Changes generally occur as a result of TSW’s communication with issuer management regarding matters pertaining to securities held when the issuer questions or disputes ISS’s voting recommendation.
All proxies are voted solely in the best interest of clients on a best-efforts basis. Proactive communication takes place via regular communication with ISS’s Client Relations team.
Disclosure
TSW will provide conspicuously displayed information in its Disclosure Document summarizing this Proxy Voting policy, including a statement that clients may request information regarding how TSW voted a client’s proxies, and that clients may request a copy of these policies and procedures.
See Form ADV, Part 2A – Item 17– Voting Client Securities
Due to the SEC amendments to Form N-PX that require additional disclosures for proxy ballots issued on or after July 1, 2023 we have retained ISS and will utilize their service to satisfy the requirements under this amendment. This amendment is new for investment managers and requires the reporting of how we voted on“ say-on-pay matters”.
Client Requests for Information
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All client requests for information regarding proxy votes, or policies and procedures, received by any associate should be forwarded to the Proxy Coordinator.
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In response to any request, the Proxy Coordinator will prepare a response to the client with the information requested, and as applicable, will include the name of the issuer, the proposal voted upon, and how TSW voted the client’s proxy with respect to each proposal about which the client inquired.
Voting Guidelines
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TSW has a fiduciary responsibility under ERISA to vote ERISA Plan proxies unless the Plan directs otherwise. TSW will vote proxies when directed by non-ERISA clients. In the absence of specific voting guidelines from the client and upon timely receipt of proxy materials from the custodian, TSW will vote proxies in the best interests of each particular client according to the recommended election of ISS. ISS’s policy is to vote all proxies from a specific issuer the same way for each client, absent qualifying restrictions from a client. Clients are permitted to place reasonable restrictions on TSW's voting authority in the same manner that they may place such restrictions on the actual selection of account securities.
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ISS will generally vote in favor of routine corporate housekeeping proposals such as the election of directors and selection of auditors absent conflicts of interest raised by auditors' non-audit services.
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ISS will generally vote against proposals that cause board members to become entrenched, reduce shareholder control over management or in some way diminish shareholders’ present or future value.
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In reviewing proposals, ISS will further consider the opinion of management and the effect on management, and the effect on shareholder value and the issuer’s business practices.
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A complete summary of ISS’s U.S. and International voting guidelines is available at: https://www.issgovernance.com/policy.
Forensic Testing Procedures

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No less than quarterly, TSW’s Proxy Coordinator will review the ISS Proxy Exchange Master Account List to ensure all appropriate accounts are being voted.
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TSW will conduct periodic tests to review proxy voting records and the application of general voting guidelines, especially in circumstances such as corporate events (e.g., mergers and acquisition transactions, dissolutions, conversions, consolidations, etc.) or contested director elections. Any matter warranting additional, often issuer-specific review will be escalated to the Portfolio Manager and Research Analyst as needed.
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TSW occasionally communicates directly with issuer management regarding matters pertaining to securities held in the portfolio when it questions or disputes ISS’s voting recommendation.
Conflicts of Interest
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TSW will identify any conflicts that exist between the interests of the adviser and each client by reviewing the relationship of TSW with the issuer of each security to determine if TSW or any of its associates has any financial, business or personal relationship with the issuer.
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If a material conflict of interest exists, the Proxy Coordinator will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TSW.
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TSW will maintain a record of the voting resolution of any conflict of interest.
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ISS also maintains a Conflicts Policy which indicates how they address any potential conflicts of interest and is available at: https://www.issgovernance.com/compliance/due-diligence-materials.
Practical Limitations Relating to Proxy Voting
TSW makes a best effort to vote proxies. In certain circumstances, it may be impractical or impossible for TSW to do so. Identifiable circumstances include:
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Limited Value: Where TSW has concluded that to do so would have no identifiable economic benefit to the client-shareholder;
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Unjustifiable Cost: When the costs of or disadvantages resulting from voting, in TSW’s judgment, outweigh the economic benefits of voting;
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Securities Lending: If securities are on loan on the record date, the client lending the security is not eligible to vote the proxy. Because TSW generally is not aware of when a security is on loan, we will not likely have the opportunity to recall the security prior to the record date; and
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Failure to receive proxy statements: TSW may not be able to vote proxies in connection with certain holdings, most frequently for foreign securities, if it does not receive the account’s proxy statement in time to vote the proxy.
Recordkeeping
TSW and/or ISS shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:
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These policies and procedures and any amendments;
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Each proxy statement that ISS receives;
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A record of each vote that ISS casts on behalf of TSW;
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Any document ISS created that was material to making a decision regarding how to vote proxies, or that memorializes that decision; and
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A copy of each client request for information on how ISS voted such client’s proxies (i.e., Vote Summary Report), and a copy of any response.
Due Diligence and Error Procedures
TSW will periodically perform due diligence on ISS, focusing on the following areas:
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Adequacy of ISS’s staffing and personnel;
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Adequacy/robustness of ISS’s Policies and Procedures and review of their policies for conflict issues;
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Adequacy of control environment and operational controls of ISS (i.e., SSAE 18);
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Review of any specific conflicts ISS may have with regard to TSW;
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Review of ISS for any business changes that may affect services provided to TSW; and
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Review quarterly reporting package provided by ISS and enhance this package as necessary for any additional information that is needed.
TSW will take the following steps should there ever be an issue/error that occurs with regard to its proxy voting responsibilities:

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Follow up with ISS to determine the cause of and the details surrounding the issue;
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Report back to the affected client immediately with such details and how the issue will be resolved;
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Put additional controls in place if necessary, to prevent such issues from occurring in the future; and
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Report back to the affected client with the final resolution and any remedial steps.

Transamerica Asset Management, Inc.
Proxy Voting Policies and Procedures
1. Background
Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”) requires advisers to adopt and implement policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. These policies and procedures must be in writing and must describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.
Rule 206(4)-6 also requires each investment adviser to (1) disclose to clients how they may obtain information from the adviser about how it voted with respect to their respective securities; and (2) describe to clients its proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
Accordingly, Transamerica Asset Management, Inc. (“TAM”) has adopted and implements written procedures designed to enable it to identify, address and monitor potential conflicts of interest.
2. Policy
TAM recognizes that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of the advisory clients of TAM. TAM's proxy voting policies and procedures are designed to implement TAM’s duty to vote proxies in clients' best interests.
3. Sub-Advised Registered Investment Companies
TAM has delegated the responsibility to exercise voting authority with respect to securities held in the portfolios of the registered investment companies for which one or more sub-advisers has been retained by TAM as sub-adviser(s) for each such portfolio. The proxy voting policies and procedures of the respective sub-advisers are used to determine how to vote proxies relating to securities held by each such portfolio.
4. Asset Allocation Registered Investment Companies
TAM exercises voting discretion for the Horizon Asset Allocation Funds and the Transamerica 60/40 Allocation VP of the Transamerica Series Trust (“Asset Allocation Funds”), or if specifically designated to TAM by its sub-advisory agreement.
TAM manages portfolios for the Transamerica Funds, the Transamerica Series Trust, and Transamerica Asset Allocation Funds (collectively, the “Funds”). TAM may invest an Asset Allocation Fund in shares of the Funds. If a Fund solicits a proxy for which an Asset Allocation Fund is entitled to vote, TAM's interests as manager of the Fund might appear to conflict with the interests of the shareholders of the Asset Allocation Fund. In these cases, TAM’s proxy voting policy and procedures address material conflicts of interest that may arise between TAM, and/ or its affiliates and the Funds by either: (i) providing for voting in accordance with the recommendation of an independent third party or the Funds’ Board; (ii) voting shares in the same proportion as the vote of all of the other holders of a Fund's shares; or (iii) obtaining the consent of the Funds’ Board (or a Board Committee) with full disclosure of the conflict.
Revision History
April 30, 2020, November 17, 2020, September 1, 2022, August 1, 2023, October 31, 2025
Transamerica Funds
Transamerica Series Trust
PROXY VOTING POLICIES AND PROCEDURES
I. Statement of Principle
Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion to secure the long-term interests of the shareholders of the Transamerica Funds and Transamerica Series Trust, (collectively, the “Funds”). The Funds seek to assure that proxies received by the Funds are voted in the best interests of the Funds’ shareholders and have accordingly adopted these procedures.
II. Delegation of Proxy Voting/Adoption of Adviser and Sub-Adviser Policies
Each Fund delegates the authority to vote proxies related to portfolio securities to Transamerica Asset Management, Inc. (the “Manager”), as investment adviser to each Fund, which in turn delegates proxy voting authority for most portfolios of the Funds to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. For each Fund, the Manager and/or the Sub-Adviser make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the applicable Fund and approved by the applicable Fund's Board of Trustees.
III. Proxy Voting Requirements Under Rule 12d1-4 (Fund of Funds)
Any Fund that participates in fund of funds arrangements as either Acquiring Fund or Acquired Fund in reliance on Rule 12d1-4 under the Investment Company Act of 1940 may have additional proxy voting requirements. The concept of an Advisory Group also comes into play and means either: (i) the Acquiring Fund’s Manager, and any person controlling, controlled by, or under common control with such Manager, or (ii) the Acquiring Fund’s Sub-Adviser and any person controlling, controlled by, or under common control with such Sub-Adviser.
1.
Voting Requirements. An Acquiring Fund and its Advisory Group are required to use mirror voting when the Acquiring Fund and its Advisory Group, beneficially own, individually or in the aggregate, more than:
(a) 25% of the outstanding voting securities of an Acquired Fund that is an open-end fund or unit investment trust (i.e., as a result of a decrease in the outstanding voting securities of the Acquired Fund and not as a result of a prohibited acquisition of voting securities of the Acquired Fund); or
(b) 10% of the outstanding voting securities of an Acquired Fund that is a closed-end fund or BDC.
2.
Pass Through Voting Requirement. In circumstances where all holders of the outstanding voting securities of the Acquired Fund are required by Rule 12d1-4 or otherwise under Section 12(d)(1) to use mirror voting (e.g., Section 12(d)(1)(E)), the Acquiring Fund will seek instructions from its security holders with regard to the voting of all proxies with respect to such Acquired Fund securities and vote such proxies only in accordance with such instructions (i.e., pass through voting).
3.
Exceptions to Voting Requirements. The requirements outlined in Sections III.1 and III.2 above do not apply where:
(a) An Acquiring Fund and an Acquired Fund are both within the Transamerica Funds Complex; or
(b) The Acquiring Fund’s Sub-Adviser, or any person controlling, controlled by, or under common control with that Sub-Adviser, acts as the Acquired Fund’s investment adviser.
IV. Securities on Loan
The Boards of Trustees/Directors of the Funds have authorized the Manager, in conjunction with State Street Bank and Trust Company (“State Street”), to lend portfolio securities on behalf of the Funds. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the Fund wish to exercise its vote for a particular proxy, the Manager will promptly contact State Street and terminate the loan.
V. Conflicts of Interest
The Board of Trustees/Directors seeks to ensure that proxies are voted in the best interests of Fund shareholders. For certain proxy proposals, the Manager’s interests, the interests of the Sub-Adviser and/or their affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill their fiduciary responsibility to shareholders in these circumstances, the Manager and the Sub-Advisers are required to establish procedures that are reasonably designed to address material conflicts between their interests and those of the Funds.
When a Sub-Adviser deems that it is conflicted with respect to a voting matter, its policy may call for it to seek voting instructions from the client. The Manager is authorized by the Board of Trustees/Directors to consider any such matters and provide voting instructions to the Sub-Adviser, unless the Manager has determined that its interests are conflicted with Fund shareholders with respect to the voting matter. In those instances, the Manager will instruct the Sub-Adviser to vote in accordance with the recommendation of a third-party proxy voting advisory service.
If a material conflict arises between the Manager or its affiliates and the Funds, in every case where the Manager exercises voting discretion, the Manager will (i) vote in accordance with the recommendation of a third-party (such as Glass Lewis) or Board(s); (ii) vote the shares in the same proportion as the vote of all of the other holders of the Fund's shares; or (iii) obtain the consent of the Board (or a Board Committee) with full disclosure of the conflict.
If the methods for addressing conflicts of interest, as described above, are deemed by the Manager to be unreasonable due to cost, timing or other factors, then the Manager may decline to vote in those instances.
VI. Recordkeeping
The Manager and the Sub-Advisers shall maintain records of all votes cast on behalf of the Funds. Such documentation will include the firm's proxy voting policies and procedures, company reports provided by proxy voting advisory services, additional information gathered by the Manager or the Sub-Adviser that was material to reaching a voting decision, and communications to the Manager regarding any identified conflicts. The Manager and the Sub-Advisers shall maintain voting records in a manner to facilitate the Funds' production of the Form N-PX filing on an annual basis.
All books and records required to be maintained under this Section V will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal years during which the last entry was made on the record, the first two years in an appropriate location.
VII. Disclosure
The Manager will coordinate the compilation of the Funds' proxy voting record for the most recent 12 months ended June 30 and file the required information with the SEC via Form N-PX by August 31 of each year. The Manager will include a copy of or a summary of this policy and the proxy voting policies and procedures of the Manager and the Sub-Advisers, as applicable, in each Fund's Statement of Additional Information (“SAI”). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of this policy and the proxy voting policies and procedures of the Manager and the Sub-Advisers, as applicable, are (a) available upon request, without charge, by toll-free telephone request, (b) on the Funds' website (if applicable), and (c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available on the Funds' website and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description by first-class mail or other means designed to ensure prompt delivery, such as email.
VIII. Manager Oversight
The Manager shall review a Sub-Adviser’s proxy voting policies and procedures for compliance with this Policy and applicable laws and regulations prior to initial delegation of proxy voting authority. The Manager will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the Funds and Adviser.
Revised: July 2015, March 2020, January 2022, April 2022, August 2023

T. Rowe Price Associates, Inc. and Certain of Its Investment Adviser Affiliates
PROXY VOTING POLICIES AND PROCEDURES
RESPONSIBILITY TO VOTE PROXIES
T. Rowe Price Associates, Inc. and certain of its investment adviser affiliates1 (collectively, “T. Rowe Price”) have adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting their fiduciary duty with regard to the voting of client proxies. This document is reviewed at least annually and updated as necessary.
T. Rowe Price recognizes and adheres to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. The U.S.-registered investment companies which T. Rowe Price sponsors and serves as investment adviser (the “Price Funds”) as well as other investment advisory clients have delegated to T. Rowe Price certain proxy voting powers. As an investment adviser, T. Rowe Price has a fiduciary responsibility to such clients when exercising its voting authority with respect to securities held in their portfolios. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.
Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular advisory client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities.
One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our proxy voting guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance and disclosure. In addition to our proxy voting guidelines, we rely on a company’s public filings, its board recommendations, its track record, country-specific best practices codes, our research providers and – most importantly – our investment professionals’ views in making voting decisions. T. Rowe Price investment personnel do not coordinate with investment personnel of its affiliated investment adviser, TRPIM, with respect to proxy voting decisions.
T. Rowe Price seeks to vote all of its clients’ proxies. In certain circumstances, T. Rowe Price may determine that refraining from voting a proxy is in a client’s best interest, such as when the cost of voting outweighs the expected benefit to the client. For example, the practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.
1 This document is not applicable to T. Rowe Price Investment Management, Inc. (“TRPIM”). TRPIM votes proxies independently from the other T. Rowe Price-related investment advisers and has adopted its own proxy voting policy.
ADMINISTRATION OF POLICIES AND PROCEDURES
Environmental, Social and Governance Investing Committee. T. Rowe Price’s Environmental, Social and Governance Investing Committee (“TRPA ESG Investing Committee” or the “Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues. Certain delegated members of the Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or advisory client. Rather, voting authority and responsibility is held by the Chairperson of the Price Fund’s Investment Advisory Committee or the advisory client’s portfolio manager. The Committee is also responsible for the oversight of third-party proxy services firms that T. Rowe Price engages to facilitate the proxy voting process.
Global Proxy Operations Team. The Global Proxy Operations team is responsible for administering the proxy voting process as set forth in the Policies and Procedures.
Governance Team. Our Governance team is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.
Responsible Investment Team. Our Responsible Investment team oversees the integration of environmental and social factors into our investment processes across asset classes. In formulating vote recommendations for matters of an environmental or social nature, the Governance team consults with the appropriate sector analyst from the Responsible Investment team, as appropriate.
HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services (“ISS”) as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include custom vote recommendations, research, vote execution, and reporting. Services provided by ISS do not include automated processing of votes on our behalf using the ISS Benchmark Policy recommendations. Instead, in order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the TRPA ESG Investing Committee, ISS maintains and implements custom voting policies for the Price Funds and other advisory client accounts.
Meeting Notification
T. Rowe Price utilizes ISS’ voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles our clients’ holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily and transmitted to T. Rowe Price through ProxyExchange, an ISS application.
Vote Determination
Each day, ISS delivers into T. Rowe Price’s customized ProxyExchange environment a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. For meetings with complex ballot items in certain international markets, research may be consulted from local domestic proxy research providers. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.
Portfolio managers execute their responsibility to vote proxies in different ways. Some have decided to vote their proxies generally in line with the guidelines as set by the TRPA ESG Investing Committee. Others review the customized vote recommendations and approve them before the votes are cast. Portfolio managers have access to current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Global Proxy Operations team is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is contrary to our proxy voting guidelines.
T. Rowe Price Voting Guidelines
Specific proxy voting guidelines have been adopted by the TRPA ESG Investing Committee for all regularly occurring categories of management and shareholder proposals. The guidelines include regional voting guidelines as well as the guidelines for investment strategies with objectives other than purely financial returns, such as Impact and Net Zero. A detailed set of proxy voting guidelines is available on the T. Rowe Price website, www.troweprice.com/esg or click here
Global Portfolio Companies
The TRPA ESG Investing Committee has developed custom international proxy voting guidelines based on our proxy advisor’s general global policies, regional codes of corporate governance, and our own views as investors in these markets. We apply a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of a single set of policies is not appropriate for all markets.
Fixed Income and Passively Managed Strategies
Proxy voting for our fixed income and indexed portfolios is administered by the Global Proxy Operations team using T. Rowe Price’s guidelines as set by the TRPA ESG Investing Committee. Indexed strategies generally vote in line with the T. Rowe Price guidelines. Fixed income strategies generally follow the proxy vote determinations on security holdings held by our equity accounts unless the matter is specific to a particular fixed income security such as consents, restructurings, or reorganization proposals.
Shareblocking
Shareblocking is the practice in certain countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. T. Rowe Price’s policy is generally to refrain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the temporary loss of liquidity in the blocked shares.
Securities on Loan
The Price Funds and our institutional clients may participate in securities lending programs to generate income for their portfolios. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the applicable deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless we determine there is a material voting event that could affect the value of the loaned securities. In this event, we have the discretion to pull back the loaned securities for the Price Funds in order to cast a vote at an upcoming shareholder meeting. A monthly monitoring process is in place to review securities on loan for the Price Funds and how they may affect proxy voting.
Monitoring and Resolving Conflicts of Interest

The TRPA ESG Investing Committee is also responsible for monitoring and resolving potential material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders and other investment advisory clients. While membership on the Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are predetermined by the Committee, application of the guidelines by portfolio managers to vote client proxies should in most instances adequately address any potential conflicts of interest. However, consistent with the terms of the Policies and Procedures, which allow portfolio managers to vote proxies opposite our general voting guidelines, the Committee regularly reviews all such proxy votes that are inconsistent with the proxy voting guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Committee for immediate resolution prior to the time T. Rowe Price casts its vote.
With respect to personal conflicts of interest, T. Rowe Price’s Global Code of Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.
Specific Conflict of Interest Situations
Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price voting guidelines and votes inconsistent with the guidelines will not be permitted. In the event that there is no previously established guideline for a specific voting issue appearing on the T. Rowe Price Group proxy, the Price Funds will abstain on that voting item.
In addition, T. Rowe Price has voting authority for proxies of the holdings of certain Price Funds that invest in other Price Funds. Shares of the Price Funds that are held by other Price Funds will generally be voted in the same proportion as shares for which voting instructions from other shareholders are timely received. If voting instructions from other shareholders are not received, or if a T. Rowe Price Fund is only held by other T. Rowe Price Funds or other accounts for which T. Rowe Price has proxy voting authority, the fund will vote in accordance with its Board’s instruction.
For shares of the Price Funds that are series of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. (collectively, the “Variable Insurance Portfolios”) held by insurance company separate accounts for which the insurance company has not received timely voting instructions, as well as shares the insurance company owns, those shares shall be voted in the same proportion as shares for which voting instructions from contract holders are timely received.
Limitations on Voting Proxies of Banks
T. Rowe Price has obtained relief from the U.S. Federal Reserve Board (the “FRB Relief”) which permits, subject to a number of conditions, T. Rowe Price to acquire in the aggregate on behalf of its clients, 10% or more of the total voting stock of a bank, bank holding company, savings and loan holding company or savings association (each a “Bank”), not to exceed a 15% aggregate beneficial ownership maximum in such Bank. One such condition affects the manner in which T. Rowe Price will vote its clients’ shares of a Bank in excess of 10% of the Bank’s total voting stock (“Excess Shares”). The FRB Relief requires that T. Rowe Price use its best efforts to vote the Excess Shares in the same proportion as all other shares voted, a practice generally referred to as “mirror voting,” or in the event that such efforts to mirror vote are unsuccessful, Excess Shares will not be voted. With respect to a shareholder vote for a Bank of which T. Rowe Price has aggregate beneficial ownership of greater than 10% on behalf of its clients, T. Rowe Price will determine which of its clients’ shares are Excess Shares on a pro rata basis across all of its clients’ portfolios for which T. Rowe Price has the power to vote proxies.2
REPORTING, RECORD RETENTION AND OVERSIGHT
The TRPA ESG Investing Committee, and certain personnel under the direction of the Committee, perform the following oversight and assurance functions, among others, over T. Rowe Price’s proxy voting: (1) periodically samples proxy votes to ensure that they were cast in compliance with T. Rowe Price’s proxy voting guidelines; (2) reviews, no less frequently than annually, the adequacy of the Policies and Procedures to make sure that they have been implemented effectively, including whether they continue to be reasonably designed to ensure that proxies are voted in the best interests of our clients; (3) performs due diligence on whether a retained proxy advisory firm has the capacity and competency to adequately analyze proxy issues, including the adequacy and quality of the proxy advisory firm’s staffing and personnel and its policies; and (4) oversees any retained proxy advisory firms and their procedures regarding their capabilities to (i) produce proxy research that is based on current and accurate information and (ii) identify and address any conflicts of interest and any other considerations that we believe would be appropriate in considering the nature and quality of the services provided by the proxy advisory firm.
T. Rowe Price will furnish Vote Summary Reports, upon request, to its institutional clients that have delegated proxy voting authority. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to such clients upon request.
T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe

Price proxy voting guidelines, Committee meeting materials, and other internal research relating to voting decisions are maintained in accordance with applicable requirements.
2 The FRB Relief and the process for voting of Excess Shares described herein apply to the aggregate beneficial ownership of T. Rowe Price and TRPIM.
Updated: February 2026

Wellington Management Company LLP
2026 Global Proxy Voting Guidelines
OUR APPROACH TO STEWARDSHIP
Wellington Management Company LLP (“Wellington Management”) is a long-term steward for our clients’ assets. The goal of our stewardship activities is to support decisions that we believe will maximize investment returns for our clients over the long term.
The mechanisms we use to implement our stewardship activities vary by asset class. Engagement applies to all investments across equity and credit, in both private and public markets. Proxy voting applies mostly to public equities. Stewardship can be accomplished through research and constructive dialogue with company management and boards, by monitoring company behavior through informed active ownership, and by emphasizing management accountability for important issues via our proxy votes, which have long been part of Wellington's investment process.
These guidelines set out the principles which we consider when deciding how to vote. It should be noted that the following are guidelines, not rigid rules, and Wellington Management reserves the right in all cases to deviate from the general direction set out below, where doing so is in the best financial interests of its clients. Please refer to our Engagement Policy for more information on how engagement is conducted at Wellington.
OUR APPROACH TO VOTING
We aim to vote proxies for which we have voting authority in the best financial interest of clients as shareholders and in a manner that we believe maximizes the long-term economic value of their holdings.
Wellington Management votes proxies based on its independent business judgment. and without regard to the relationship of the issuer of the proxy to the client. Wellington Management. or Wellington Management's affiliates. These guidelines are written to apply globally. However, we consider jurisdictional differences to make informed decisions. A dedicated section at the end of this document offers more detailed expectations on issues specific to the Japanese market.
The Investment Stewardship Committee, a cross-functional group of experienced professionals, oversees Wellington Management's stewardship activities regarding proxy voting and engagement practices.
Routine proxy voting matters are typically handled through standing instructions, while more complex proposals are reviewed individually using various sources and may involve portfolio manager input and firmwide deliberation, leading to different outcomes across portfolios. For further details on our voting process and governance, please refer to our Global Proxy Policy and Procedures document.
Detailed below are the principles which we consider when deciding how to vote.
BOARD-RELATED PROPOSALS
Effective boards should act in shareholders’ best economic interests and possess the relevant skills to implement the company’s strategy.
We consider shareholders’ ability to elect directors annually an important right and, accordingly, generally support proposals to enable annual director elections and declassify boards.
We may withhold votes from directors for being unresponsive to shareholders or for failing to make progress on issues material to enhancing investment returns. We may also withhold votes from directors who fail to implement shareholder proposals that if adopted would promote shareholder value and have received majority support. We may also withhold our support for directors who have implemented poison pills without shareholder approval.
In certain markets companies are governed by multi-tiered boards, with each tier having different responsibilities. We hold supervisory board members to similar standards, subject to prevailing local governance best practices.
Time commitments
We expect directors to have the ability to effectively execute their board-related responsibilities and not be over stretched with an excessive number of external directorships. We may vote against directors when serving on five or more public company boards; and public company executives when serving on three or more public company boards, including their own.
We consider the roles of board chair and chair of the audit committee as particularly time-intensive, and we apply an additional weighting accordingly when evaluating the overboarding matrix for non-executives. We may take into consideration that certain directorships, such as Special Purpose Acquisition Companies (SPACs) and investment companies, are usually less demanding.
Directors should attend at least 75% of scheduled board meetings. If they fail to do so, we may vote against their re-election.
Succession planning and board refreshment
Our focus is on ensuring that boards maintain a balanced composition which leverages the valuable experience and institutional knowledge of longer-serving directors while also incorporating new members who can bring fresh perspectives and skills to the role. Rather than applying specific guidelines relating to director age or tenure, we generally expect companies to refresh their board membership at a minimum every five years and may vote against the chair of the nominating committee for failure to implement such a refresh. We believe a degree of director turnover allows companies to bring fresh perspectives and add new skillsets to the board to enhance their oversight and adapt to evolving corporate strategies.
Boards should offer transparency around their process to evaluate director performance and independence. Conducting a rigorous, regular evaluation of the board, key committees as well as individual directors should also include shareholder input. We believe externally facilitated board evaluations may contribute to companies retaining an appropriate mix of skills, experience and diversity on their boards over time. Disclosure enables investors such as Wellington to better understand board composition and the contribution each director makes to the overall performance of the board.
Board independence
In our view, boards perform best when composed of an appropriate combination of executive and non-executive (in particular independent non-executive) directors to challenge and counsel management.
To determine appropriate minimum levels of board independence, we look to prevailing market best practices; two thirds in the US, for example, and majority in the UK and France. In addition to the overall independence at the board level, we also consider the independence of audit, compensation, and nominating committees. Where independence falls short of our expectations, we may withhold approval for non-independent directors or those responsible for the board composition. We typically vote in support of shareholder proposals calling for improved independence.
We believe that having an independent chair is the preferred structure for board leadership. Having an independent chair avoids the inherent conflict of self-oversight and helps ensure robust debate and diversity of thought in the boardroom. We will generally support proposals to separate the chair and CEO upon management transition or establish a lead director but may support the involvement of an outgoing CEO as executive chair for a limited period to ensure a smooth transition to new management.
Board diversity
We believe that board diversity is indicative of good governance and a driver of long-term company performance and, ultimately, shareholder value. We recognize that boards composed of individuals with varied backgrounds, experiences, and perspectives are better equipped to oversee strategy, manage risk, and respond to stakeholders. Diversity, in our view, encompasses a broad range of characteristics-including professional background, skills, gender, tenure, race, ethnicity, age, and nationality.
We place particular emphasis on transparent disclosure: boards should clearly communicate their approach to building and refreshing membership, the rationale for their current composition, and how diversity contributes to effective oversight and aligns with the company's strategic objectives and risk profile. Where disclosure is lacking or board composition is inconsistent with market norms, regulatory requirements, or the company's own stated strategy, we may consider voting against the chair of the nomination/governance committee or other relevant directors.
Our approach recognizes that the optimal mix of board diversity will vary by company, market, and context such as local standards. We encourage companies to evolve their board composition to reflect the changing needs of their business, with the ultimate goal of enhancing performance and delivering better financial outcomes for shareholders.
Majority vote on election of directors
Because we believe the election of directors by a majority of votes cast is the appropriate standard, we will generally support proposals that seek to adopt such a standard. Our support will typically extend to situations where the relevant company has an existing resignation policy for directors that receive a majority of “withhold” votes. We believe majority voting should be defined in the company's charter and not only in its corporate governance policy.
We generally oppose proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will generally oppose proposals that seek to adopt a standard of majority of votes outstanding (total votes eligible as opposed to votes cast). We typically support shareholder and management proposals to remove existing supermajority vote requirements.
Contested director elections
We approach contested director elections on a case-by-case basis, considering the specific circumstances of each situation. As appropriate we may seek to engage with both the company and/or the proponent to ensure that we understand relevant perspectives and are making an informed decision on our clients' behalf.
Compensation
Executive compensation plans establish the incentive structure that plays a role in strategy-setting, decision-making, and risk management. While design and structure vary widely, we believe the most effective compensation plans attract and retain high-caliber executives, foster a culture of performance and accountability, and align management's interests with those of long-term shareholders.
Due to each company's unique circumstances and wide range of plan structures, Wellington determines support for a compensation plan on a case-by-case basis. We support plans that we believe lead to shareholder value creation and the right to vote on compensation plans annually.
In evaluating compensation plans, we consider the following attributes in the context of the company's business, size, industry, and geographic location:
Alignment — We believe in pay-for-performance and encourage plan structures that align executive compensation with shareholder experience. We compare total compensation to performance metrics on an absolute and relative basis over various timeframes, and we look for a strong positive correlation. To ensure shareholder alignment, executives should maintain meaningful equity ownership in the company while they are employed, and for a period thereafter.
Transparency — We expect compensation committees to articulate the decision-making process and rationale behind the plan structure, and to provide adequate disclosure so shareholders can evaluate actual compensation relative to the committee's intentions. Disclosure should include how metrics, targets, and timeframes are chosen, and detail desired outcomes. We also seek to understand how the compensation committee determines the target level of compensation and constructs the peer group for benchmarking purposes.
Structure — The plan should be clear and comprehensible. We look for a mix of cash versus equity, fixed versus variable, and short- versus long-term pay that incentivizes appropriate risk-taking and aligns with industry practice. Performance targets should be achievable but rigorous, and equity awards should be subject to performance and/or vesting periods of at least three years, to discourage executives from managing the business with a near-term focus. Performance based compensation should be based on metrics that are objective, rigorous, and tied to shareholder value creation. Qualitative goals may be acceptable if a compensation committee has demonstrated a fair and consistent approach to evaluating qualitative performance and applying discretion over time.
Accountability — Compensation committees should be able to use discretion, positive and negative, to ensure compensation aligns with performance and provide a cogent explanation to shareholders. We generally oppose one time awards aimed at retention or achieving a pre-determined goal. Barring an extenuating circumstance, we view retesting provisions unfavorably.
Approving equity incentive plans
A well-designed equity incentive plan facilitates the alignment of interests of long-term shareholders, management, employees, and directors. We evaluate equity-based compensation plans on a case-by-case basis, considering projected plan costs, plan features, and grant practices. We will reconsider our support for a plan if we believe these factors, on balance, are not in the best financial interests of shareholders. Specific items of concern may include excessive cost or dilution, unfavorable change-in-control features, insufficient performance conditions, holding/vesting periods, or stock ownership requirements, repricing stock options/stock appreciation rights (SARs) without prior shareholder approval, or automatic share replenishment (an “evergreen” feature).
Employee stock purchase plans
We generally support employee stock purchase plans, as they may align employees' interests with those of shareholders. That said, we typically vote against plans that do not offer shares to a broad group of employees (e.g., if only executives can participate) or plans that offer shares at a significant discount.
Non-executive director compensation
We expect companies to disclose non-executive director compensation, and we prefer the use of an annual retainer or fee, delivered as cash, equity, or a combination. We do not believe non-executive directors should receive performance based compensation, as this creates a potential conflict of interest. Non-executive directors oversee executive compensation plans; their objectivity is compromised if they design a plan that they also participate in.
Severance arrangements
We are mindful of the board's need for flexibility in recruitment and retention but will oppose excessively generous severance agreements unless they encourage management to negotiate in shareholders' best financial interest. We vote on a case-by-case basis on proposals calling for shareholder ratification of severance arrangements.
Claw-back policies
We believe companies should be able to recoup incentive compensation from members of management who received awards based on fraudulent activities, accounting misstatements, or breaches in standards of conduct that lead to corporate reputational damage. We generally support shareholder proposals requesting that a company establish a robust claw-back provision if existing policies do not cover these circumstances. We may support proposals seeking greater transparency about the application of claw-back policies.
Audit quality and oversight
We encourage the appropriate scrutiny of auditors, particularly audit quality and oversight. When we assess financial statement reporting and audit quality, we will generally support management's choice of auditors, unless the auditors have demonstrated failure to act in shareholders' best financial interest. We also assess the non-audit services provided by auditors and consider the potential for the revenue from those services to create conflicts of interest that could compromise the integrity of financial statement audits.
Shareholder Rights
Shareholder rights plans
Also known as “poison pills,” these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. Such plans also may be misused, however, as a means of entrenching management. Consequently, we may support plans that include a shareholder approval requirement, a sunset provision, or a permitted bid feature (e.g., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).
Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank-check preferred shares.
Multiple voting rights
We generally support one share, one vote structures. The growing practice of going public with a dual-class share structure can raise governance concerns. In our view, dual-class shares can create misalignment between shareholders' economic stake and their voting power and can grant control to a small number of insiders who may make decisions that are not in the interests of all shareholders.
We generally prefer that companies dispense with dual-class share structures but we recognize that newly listed companies may benefit from a premium by building in some protection for founders for a limited time after their IPO. We believe sunset clauses eliminating unequal voting rights within 6-8 years after an IPO are a reasonable compromise between founders seeking to defend against takeover attempts in pivotal early years, and shareholders demanding a mechanism for holding management accountable, especially in the event of leadership changes.
Similarly, we generally do not support the introduction of loyalty shares, which grant increased voting rights to investors who hold shares over multiple years.
Proxy access
We believe shareholders should have the right to nominate director candidates on the management's proxy card. We will generally support shareholder proposals seeking proxy access unless the existing policy is already in line with market norms.
Special meeting rights
We believe the right to call a special meeting is an important shareholder right. and we will generally support such proposals to establish this right at companies that lack this facility. We will generally support a proposal lowering thresholds where the current level exceeds 15% and the proposal calls for a 10%+ threshold, taking into consideration the make-up of the existing shareholder base and the company's general responsiveness to shareholders. If shareholders are granted the right to call special meetings, we generally do not support written consent.
Virtual meetings
Many companies have established virtual-only shareholder meetings. Virtual attendance allows investors to participate in more meetings and reduces the need for travel. We generally prefer shareholder meetings to take place in a hybrid format (virtual and in-person) where possible, allowing all shareholders, whether they attend in person or virtually, to ask questions. We expect companies hosting virtual-only shareholder meetings to provide a clear rationale underpinning their decision to do so, provide a live video stream of proceedings and offer transparency on how questions may be submitted and are selected for discussion.
We may oppose amendments to articles of association permitting virtual-only meetings where we perceive shareholder rights to be at risk. We may also support relevant shareholder proposals requesting companies to facilitate the ability to attend in-person.
Capital structure and Capital Allocation
Mergers and acquisitions
We approach votes to approve mergers and acquisitions on a case-by-case basis, considering the specific circumstances of each proposal to determine what we believe to be in the best financial interests of shareholders.
Increases in authorized common stock
When companies seek to issue shares without preemptive rights, we consider potential dilution and generally support requests when dilution is below 20%. We generally support requests for issuances with preemption rights where a company has clearly articulated a reasonable need for an increase.
SHAREHOLDER PROPOSALS
We may support shareholder proposals if we determine that their adoption would promote shareholder value. In making this determination, we consider numerous factors, including but not limited to the anticipated benefits of the proposal to the company; whether the proposal addresses the general interests of the company's shareholders and not just those of the shareholder proponents; whether the company is currently addressing the issue motivating the proposal or has engaged with the shareholder proponents; whether the company can implement the proposal effectively; and whether the proposal's adoption would impose excessive costs on the company or result in unintended consequences.
We recognize that voting on shareholder proposals may reduce complex issues to binary choices. We may choose to support advisory proposals that are imperfectly phrased if doing so sends a clearer signal than withholding support in cases where a company appears to be inadequately managing material risks to its business. In these instances, our vote is intended to prompt constructive engagement and signal concern and may not necessarily endorse all aspects of the proposal. We aim to follow up with direct engagement to clarify the nuanced position our vote represents and to encourage more effective risk management and governance practices.
Environmental Topics
We assess portfolio companies’ performance on environmental issues we deem to be material to long-term financial performance and communicate our expectations for best practice.

Emissions disclosure
We generally encourage companies to disclose material Scope 1, 2, and 3 greenhouse gas emissions, consistent with global standards for measurement and disclosure.
We view disclosure of material Scope 1 and 2 emissions as a baseline expectation, as measurement practices are well defined and attainable. Where we believe emissions intensity presents potential transition-related risk that could be material to financial performance, we will generally vote against the re-election of the Chair of MSCI World companies and large cap companies in Emerging Markets which do not disclose material Scope 1 and 2 emissions and have not made a commitment to do so.
Management of transition and physical climate risks, including net-zero target-setting
In general, we expect companies facing material climate risks to communicate credible transition plans consistent with best-practice disclosure frameworks. Investment-relevant reporting on climate readiness may inform our assessment of a company's strategy to adapt to or mitigate material climate-related risks. We may vote against directors at companies facing material climate risks where the disclosure of transition plans meaningfully lag best practices.
We encourage companies with exposure to material transition risks to set credible, science-based decarbonization targets which comprise all categories of material emissions and are aligned with long term business strategy.
We generally support shareholder proposals that promote shareholder value and ask companies facing material climate risks for improved disclosure on climate risk management or alignment of business strategies with a 2°c scenario or similar, where companies have not already done so. Companies may find value in aligning transition plans with best practice frameworks relevant to their industry and business model.
Accountability for transition plans
'Say-on-climate' votes are management proposals which solicit shareholder approval of companies' climate strategies on a standalone basis. We prefer climate strategy to be fully integrated with broader company strategy, and believe a separate vote has the potential to dilute accountability of the board by putting the onus on shareholders to evaluate climate strategy. We therefore critically consider shareholder proposals calling for management to adopt a say-on climate vote and may abstain on the say-on-climate proposals themselves to evidence our principle-based view.
Biodiversity and other environmental shareholder proposals
Many companies are dependent on natural capital and biodiversity as key inputs either through direct resource extraction or their supply chain. While potentially challenging to quantify, we encourage companies to report on financially material impacts and dependencies on natural capital relevant to their business.
For proposals covering themes including natural capital, deforestation, water usage, or materials sourcing and management, we take a case-by-case approach and will generally support proposals calling for companies to provide disclosure where this is additive to the company's existing efforts, the proposed information pertains to a material financial impact and is in the best financial interests of shareholders.
Social Topics
Corporate culture and human capital
We assess a company's culture holistically, based on alignment of management incentives, responsiveness to employee feedback, and evidence of an equitable and sound talent management strategy that promotes shareholder value. We value transparency and the use of key performance indicators, including but not limited to reporting employee engagement survey results, workforce data, and development strategies.
We maintain that a human capital management strategy should foster a collaborative, productive workplace in which all talent can thrive. We believe that this can positively contribute to talent attraction, retention, and improved financial outcomes. As fiduciaries, we seek to understand how a company's approach to diversity aligns with talent management. This is made possible by consistent, robust disclosure such as EEO-1 and turnover data.
Gender and racial pay equity are considered as part of our assessment of a company's overall diversity efforts. Pay inequity can impact shareholder value by exposing a company to challenges with recruiting & retaining talent, job dissatisfaction, workforce turnover, and costly lawsuits., We may support proposals asking for improved transparency on a company's gender and/or racial pay gap if existing disclosures are lagging best practice and if the company has not articulated its efforts to ensure equal opportunities to advance to senior roles.
Political contributions and lobbying
We generally support shareholder proposals asking for enhanced disclosure and board oversight of a company's political and lobbying activities where existing disclosure and board oversight are inadequate. This is because sufficient disclosure and board oversight are necessary to evaluate whether and ensure that these activities align with the company's stated strategy and promote shareholder value.
Human rights
We seek to assess companies' exposures to human rights risks, determine the sectors for which this risk is most material (highest possibility of supply-chain exposure), and enhance analyses through direct engagement. We may also work with external data providers to gain insights into specific companies or industries. Where relevant companies' disclosures are insufficient, we may support proposals requesting enhanced disclosure on companies' approach to mitigating the risk of human rights violations in their business.
Cybersecurity
Robust cybersecurity practices are imperative for maintaining customer trust, preserving brand strength, and mitigating regulatory risk. Companies that fail to strengthen their cybersecurity platforms, processes and oversight may end up bearing large costs. Through engagement. we aim to compare companies' approaches to cyber threats, to distinguish businesses that lag from those that are better prepared.
AI governance
We recognize that artificial intelligence (Al) presents both strategic opportunities and emerging risks that may materially impact long-term shareholder value. Where Al is (becoming) integral to a company's operations, we expect boards to demonstrate appropriate oversight. including governance structures that address issues such as ethical use, data privacy, algorithmic bias, and regulatory compliance. We encourage companies to disclose their approach to Al risk management and may support shareholder proposals seeking enhanced transparency or board accountability, particularly where existing disclosures are insufficient or there is evidence of oversight failures.
JAPAN-SPECIFIC TOPICS
Capital allocation
We hold board chairs accountable for persistently low returns on equity (ROE) in Japan, using a five-year average ROE of below 5% as a guide. Our assessment of a company's capital stewardship complements our assessment of board effectiveness without dictating specific capital allocation decisions. We may make exceptions where ROE is improving, where a long-cycle business warrants a different standard, or where new management is in place, and we feel they should not be punished for the past CEO/Chair's record.
Cross-shareholdings
Cross-shareholdings reduce management accountability by creating a cushion of cross-over investor support. We may vote against the highest-ranking director up for re-election for companies where management has allocated a significant portion (20% or more) of net assets to cross-shareholdings. When considering this issue, we will take into account a company's trajectory in reducing cross-shareholdings over time as well as legitimate business reasons given to retain specific shareholdings.
Retirement bonuses
Misaligned compensation which is based on tenure and seniority may compromise director independence. We generally vote against directors and statutory auditors if retirement bonuses are given to outgoing directors.
Board diversity
We look for boards on the Japanese Prime Market to have a minimum 10% gender diversity, not inclusive of statutory auditors. For companies on the Non-Prime Market. we will also look for boards to have a minimum 10% gender diversity, inclusive of statutory auditors as applicable. We may vote against the chair of the board (or CEO in the absence of a board chair) where the board fails to meet this level. We expect to be able to support directors where a credible plan has been adopted to increase gender diversity ahead of the next meeting.
Board independence
We reserve the right to vote against the chair of the board or the most senior executive up for election at Japanese companies if the board of directors fails to meet the following independence expectations:
•
For companies on the Prime Market without a controlling shareholder, we expect the board to be comprised of at least one-third independent directors.
•
For companies on the Prime Market with a controlling shareholder, we expect the board to be majority independent.
•
For companies on the Non-Prime Market with a controlling shareholder, we expect the board to be comprised of at least one-third independent directors.
•
For companies on the Non-Prime Market without a controlling shareholder and a two-tiered board, we expect combined one-third independence of the board of directors and the board of statutory auditors, and at least two independent outside directors.
•
For companies on the Non-Prime Market without a controlling shareholder and a one-tiered board (with either one or three committees), we expect one-third independence.
We continue to require a majority of the board of statutory auditors to be independent, regardless of the market segments. We further encourage Japanese companies to establish nomination/compensation committees, and to clearly describe the role of the board chair in terms of setting the board agenda and driving accountability.
Important Information
Wellington Management Company llp (WMC) is an independently owned investment adviser registered with the US Securities and Exchange Commission (SEC). WMC is also registered with the US Commodity Futures Trading Commission (CFTC) as a commodity trading advisor (CTA) and commodity pool operator (CPO). WMC serves as a CTA to certain clients including commodity pools operated by registered commodity pool operators. WMC provides commodity trading advice to all other clients in reliance on exemptions from CTA registration. WMC serves as a CPO to certain Wellington sponsored pooled vehicles. WMC, along with its affiliates (collectively, Wellington Management), provides investment management and investment advisory services to institutions around the world. Wellington Management Group llp (WMG), a Massachusetts limited liability partnership, serves as the ultimate parent holding company of the Wellington Management global organization. All of the partners are full-time professional members of Wellington Management. Located in Boston, Massachusetts, Wellington Management also has offices in Chicago, Illinois; New York, New York; Radnor, Pennsylvania; San Francisco, California; DIFC, Dubai; Frankfurt; Hong Kong; London; Luxembourg; Madrid; Milan; Shanghai; Singapore; Sydney; Tokyo; Toronto; and Zurich. This material is prepared for, and authorized for internal use by, designated institutional and professional investors and their consultants or for such other use as may be authorized by Wellington Management.
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Appendix B – Portfolio Managers
In addition to managing the assets of each portfolio, a portfolio manager may have responsibility for managing other client accounts of the applicable adviser or its affiliates. The tables below show, per portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than each portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by a portfolio manager. Total assets attributed to a portfolio manager in the tables below include total assets of each account managed, although a portfolio manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of each portfolio's most recent fiscal year end, unless otherwise noted.
Aegon Asset Management UK plc (“Aegon AM UK”)
Transamerica Aegon Sustainable Equity Income VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Mark Peden, CFA	2	$1.28 billion	1	$91.5 million	4	$1.58 billion
Robin Black	2	$1.28 billion	1	$91.5 million	4	$1.58 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Mark Peden, CFA	0	$0	0	$0	0	$0
Robin Black	0	$0	0	$0	0	$0
Conflict of Interest
The discussion below highlights certain actual, apparent and potential conflicts of interest that exist as a result of Aegon AM UK’s management of the funds and other accounts. There is no assurance that conflicts of interest will be resolved in favor of fund shareholders. Conflicts of interest not described below may also exist.
Aegon AM UK manages accounts for a variety of clients including affiliated clients, which make up the majority of Aegon AM UK’s assets. Some of these accounts have fee structures, including incentive fees, which are or have the potential to be higher than the fees Aegon AM UK receives for managing the fund.
Aegon AM UK manages other accounts that have investment objectives, strategies, time horizons, and risk profiles that differ from those of the funds. Consequently, Aegon AM UK may purchase or sell securities, including new issues, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.
Aegon AM UK may also place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund. For example, Aegon AM UK may purchase a security in one account while appropriately selling that same security in another account. Similarly, Aegon AM UK may invest in different classes of securities of the same issuer for different accounts, which could create situations where actions it takes on behalf of one client can have an adverse impact on another client which owns a different class of securities of the same issuer.
Aegon AM UK may obtain confidential or material non-public information regarding securities held in the funds. In such instances, Aegon AM UK will generally be prohibited from communicating such information to or using such information for the benefit of its clients. Consequently, Aegon AM UK’s ability to acquire or dispose of a security may be restricted.
Aegon AM UK also participates in a global research platform facilitated though a global sharing agreement with various Aegon Asset Management affiliates. Aegon AM UK independently manages investment strategies that separately utilize and depend on the global research platform. Conflicts may arise when portfolio managers from each affiliate trade in the same securities or issuers on behalf of their respective clients based on information derived from the global research platform. For example, advance access to investment research by one affiliate could result in a preferential allocation of securities trading opportunities that have limited availability.
Aegon AM UK recognizes the responsibility to treat all clients fairly and consistently. Aegon AM UK has implemented policies and procedures relating to, among other things, portfolio management and trading practices, personal investment transactions, and insider trading that seek to identify, manage and/or mitigate actual or potential conflicts of interest and resolve such conflicts appropriately if they occur.
Compensation
As of December 31, 2025, each portfolio manager’s compensation is provided directly by the sub-adviser and not by the portfolios. Each portfolio manager’s compensation consists of a fixed base salary and a variable performance incentive. The performance incentive is based on the following factors: the economic performance of the overall relevant portfolio manager’s asset class, including the performance of the relevant portfolio’s assets; leadership and communication with clients; assisting with the sub-advisers strategic goals; and financial results from Aegon Asset Management Holding B.V., and Aegon Ltd.
The portfolio managers may also participate in the sub-adviser’s long-term compensation plan, which is awarded as deferred cash notionally invested in select sub-adviser’s strategies during the vesting period as described in the long-term compensation plan. Payout is based on a combination of personal employee, sub-adviser, Aegon Asset Management Holding B.V. and Aegon Ltd. performance factors. Pay out from the long-term incentive occurs after a two or three-year vesting period depending on role, level and local remuneration practices and requirements.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Aegon USA Investment Management, LLC (“AUIM”)
Transamerica Aegon Bond VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tyler A. Knight, CFA	10	$10.57 billion	3	$229 million	12	$11.61 billion
Brian W. Westhoff, CFA	8	$10.35 billion	4	$453 million	15	$3.67 billion
Norbert King	4	$6.29 billion	4	$1.11 billion	14	$26.45 billion
Sivakumar N. Rajan	10	$10.69 billion	5	$1.16 billion	9	$25.50 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Norbert King	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0
Transamerica Aegon Core Bond VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Belton, CFA	4	$2.87 billion	1	$50 million	2	$78 million
Tyler A. Knight, CFA	10	$11.18 billion	3	$229 million	12	$11.61 billion
Brian W. Westhoff, CFA	8	$10.96 billion	4	$453 million	15	$3.67 billion
Sivakumar N. Rajan	10	$11.30 billion	5	$1.16 billion	9	$25.50 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Belton, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0
Transamerica Aegon High Yield Bond VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kevin Bakker, CFA	1	$844 million	2	$345 million	6	$935 million
Andrew Maslan	0	$0	0	$0	1	$99 million
James K. Schaeffer, Jr.	1	$844 million	2	$345 million	9	$1.12 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kevin Bakker, CFA	0	$0	0	$0	2	$527 million
Andrew Maslan	0	$0	0	$0	0	$0
James K. Schaeffer, Jr.	0	$0	0	$0	1	$490 million

Transamerica Aegon U.S. Government Securities VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tyler A. Knight, CFA	10	$12.35 billion	3	$229 million	12	$11.61 billion
Sivakumar N. Rajan	10	$12.48 billion	5	$1.16 billion	9	$25.50 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0
Transamerica Multi-Managed Balanced VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Belton, CFA	4	$3.70 billion	1	$50 million	2	$78 million
Tyler A. Knight, CFA	10	$12.01 billion	3	$229 million	12	$11.61 billion
Brian W. Westhoff, CFA	8	$11.79 billion	4	$453 million	15	$3.67 billion
Sivakumar N. Rajan	10	$12.13 billion	5	$1.16 billion	9	$25.50 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Belton, CFA	0	$0	0	$0	0	$0
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Brian W. Westhoff, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0
Conflict of Interest
The discussion below highlights certain actual, apparent and potential conflicts of interest that exist as a result of AUIM’s management of the funds and other accounts. There is no assurance that conflicts of interest will be resolved in favor of fund shareholders. Conflicts of interest not described below may also exist.
AUIM manages accounts for a variety of clients including affiliated clients, which make up the majority of AUIM’s assets. Some of these accounts have fee structures, including incentive fees, which are or have the potential to be higher than the fees AUIM receives for managing the fund.
AUIM manages other accounts that have investment objectives, strategies, time horizons, and risk profiles that differ from those of the funds. Consequently, AUIM may purchase or sell securities, including new issues, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts.
AUIM may also place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the fund. For example, AUIM may purchase a security in one account while appropriately selling that same security in another account. Similarly, AUIM may invest in different classes of securities of the same issuer for different accounts, which could create situations where actions it takes on behalf of one client can have an adverse impact on another client which owns a different class of securities of the same issuer.
AUIM may obtain confidential or material non-public information regarding securities held in the funds. In such instances, AUIM will generally be prohibited from communicating such information to or using such information for the benefit of its clients. Consequently, AUIM’s ability to acquire or dispose of a security may be restricted.
AUIM also participates in a global research platform facilitated though a global sharing agreement with various Aegon Asset Management affiliates. AUIM independently manages investment strategies that separately utilize and depend on the global research platform. Conflicts may arise when portfolio managers from each affiliate trade in the same securities or issuers on behalf of their respective clients based on information derived from the global research platform. For example, advance access to investment research by one affiliate could result in a preferential allocation of securities trading opportunities that have limited availability.
AUIM recognizes the responsibility to treat all clients fairly and consistently. AUIM has implemented policies and procedures relating to, among other things, portfolio management and trading practices, personal investment transactions, and insider trading that seek to identify, manage and/or mitigate actual or potential conflicts of interest and resolve such conflicts appropriately if they occur.

Compensation
As of December 31, 2025, each portfolio manager’s compensation is provided directly by the sub-adviser and not by the portfolios. Each portfolio manager’s compensation consists of a fixed base salary and a variable performance incentive. The performance incentive is based on the following factors: the economic performance of the overall relevant portfolio manager’s asset class, including the performance of the relevant portfolio’s assets; leadership and communication with clients; assisting with the sub-advisers strategic goals; and financial results from Aegon Asset Management Holding B.V., and Aegon Ltd.
The portfolio managers may also participate in the sub-adviser’s long-term compensation plan, which is awarded as deferred cash notionally invested in select sub-adviser’s strategies during the vesting period as described in the long-term compensation plan. Payout is based on a combination of personal employee, sub-adviser, Aegon Asset Management Holding B.V. and Aegon Ltd. performance factors. Pay out from the long-term incentive occurs after a two or three-year vesting period depending on role, level and local remuneration practices and requirements.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

BlackRock Investment Management, LLC (“BlackRock”)
Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.64 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$110.5 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.95 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.50 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$110.4 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.81 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion
Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.01 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$109.9 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.32 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion
Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.21 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$110.1 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.52 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.54 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$110.4 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.85 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion
Transamerica BlackRock iShares Edge 40 VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Suzanne Ly, CFA	22	$12.20 billion	12	$7.80 billion	0	$0
Peter Tsang	35	$98.41 billion	101	$15.80 billion	33	$9.61 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Suzanne Ly, CFA	0	$0	0	$0	0	$0
Peter Tsang	0	$0	0	$0	0	$0
Transamerica BlackRock iShares Edge 50 VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Suzanne Ly, CFA	22	$11.99 billion	12	$7.80 billion	0	$0
Peter Tsang	35	$98.20 billion	101	$15.80 billion	33	$9.61 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Suzanne Ly, CFA	0	$0	0	$0	0	$0
Peter Tsang	0	$0	0	$0	0	$0
Transamerica BlackRock iShares Edge 75 VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Suzanne Ly, CFA	22	$12.25 billion	12	$7.80 billion	0	$0
Peter Tsang	35	$98.46 billion	101	$15.80 billion	33	$9.61 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Suzanne Ly, CFA	0	$0	0	$0	0	$0
Peter Tsang	0	$0	0	$0	0	$0
Transamerica BlackRock iShares Edge 100 VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Suzanne Ly, CFA	22	$12.32 billion	12	$7.80 billion	0	$0
Peter Tsang	35	$98.53 billion	101	$15.80 billion	33	$9.61 billion

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Suzanne Ly, CFA	0	$0	0	$0	0	$0
Peter Tsang	0	$0	0	$0	0	$0
Transamerica BlackRock iShares Tactical – Balanced VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.52 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$110.4 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.83 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion
Transamerica BlackRock iShares Tactical – Conservative VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.68 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$110.5 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.99 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion
Transamerica BlackRock iShares Tactical – Growth VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.59 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$110.5 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.91 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion
Transamerica BlackRock Real Estate Securities VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Raj Rehan, CFA	16	$1.28 billion	12	$1.36 billion	8	$2.55 billion
Benjamin Tai, CFA	4	$507.8 million	9	$1.87 billion	6	$2.13 billion

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
James Wilkinson[1]	16	$1.28 billion	17	$2.80 billion	10	$3.10 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Raj Rehan, CFA	0	$0	0	$0	0	$0
Benjamin Tai, CFA	0	$0	0	$0	0	$0
James Wilkinson[1]	0	$0	0	$0	0	$0
1
Mr. James Wilkinson is an employee of the sub-sub-adviser, BlackRock International Limited.
Transamerica BlackRock Tactical Allocation VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Daniel Felder, CFA	22	$12.68 billion	14	$8.73 billion	14	$11.71 billion
Michael Pensky, CFA	37	$109.9 billion	54	$19.78 billion	6	$1.04 billion
Philip Green	27	$20.37 billion	53	$26.89 billion	16	$13.0 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Daniel Felder, CFA	0	$0	0	$0	4	$4.13 billion
Michael Pensky, CFA	0	$0	8	$3.10 billion	0	$0
Philip Green	0	$0	6	$2.60 billion	6	$6.07 billion
Portfolio Manager Compensation Overview
The discussion below describes the portfolio managers’ compensation as of December 31, 2025.
BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base compensation
Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation – Messrs. Rehan, Wilkinson and Tai
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets or strategies under management or supervision by that portfolio manager, and/or the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds, other accounts or strategies managed by each portfolio manager. Performance is generally measured on a pre-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, the benchmarks for this fund are:
Portfolio Manager	Benchmarks
Rajan Rehan James Wilkinson
S&P Developed Property Net Index, FTSE Nareit ALL
EQUITY REITS Net Index, FTSE EPRA Nareit
Developed Index Net Index. The performance of other
accounts or strategies managed by these portfolio managers
may not be measured against a specific benchmark.

Benjamin Tai	S&P Developed Property Net Index. The performance of other accounts or strategies managed by these portfolio managers may not be measured against a specific benchmark.
Discretionary Incentive Compensation – Messrs. Green, Pensky and Felder
Discretionary incentive compensation is a function of several components: the commercial performance of BlackRock, Inc., the commercial performance of the portfolio manager’s group, client investment performance relative to predetermined benchmarks for which the portfolio manager’s group is responsible, and the individual’s contribution to the overall performance of these portfolios and BlackRock. Commercial and investment performance is generally assessed over trailing 1-,3-, and 5-year periods. The relative benchmarks for these portfolio managers are:
Portfolio Manager	Benchmarks
Philip Green Daniel Felder	A combination of market based indices (Russell 1000, MSCI All Country World Index, ICE BofA 3-Month US T Bill), certain custom indices and certain fund industry peer groups.
Michael Pensky	A combination of market-based indices (MSCI EAFE, Russell 3000, Bloomberg U.S. Aggregate Bond Index, ICE BofA 3-Month US T Bill), certain customized indices and certain fund industry peer groups.
Discretionary Incentive Compensation –Mr. Tsang
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Mr. Tsang is not measured against a specific benchmark.
Discretionary Incentive Compensation –Ms. Ly
Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance is generally assessed over trailing 1-,3-, and 5-year periods relative to applicable benchmarks. The relative benchmarks for Ms. Ly are a combination of market-based indices (MSCI Developed, MSCI World, Russell 1000, Bloomberg U.S. Universal Index), certain customized indices and certain fund industry peer groups
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of these Funds have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits: In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($350,000 for 2025). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Green, Pensky, Felder, Rehan and Tsang and Ms. Ly are eligible to participate in these plans.
United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 10% and 15% of eligible pay capped at £160,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Mr. Wilkinson is eligible to participate in these plans.
Singapore-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock Inc. has created a variety of incentive savings plans in which employees are eligible to participate, including the Singapore BlackRock Supplemental Retirement Plan (BSRP) and the Central Provident Fund (CPF) plan (mandatory retirement for Singapore nationals and Singapore Permanent Residents), BlackRock ORSO Retirement Plan (ORSO), and the BlackRock Employee Stock Purchase Plan (ESPP).
BlackRock contributes up to 10% of monthly salary to the BSRP and the CPF in total. BlackRock contributions follow the investment direction set by participants for their own contributions. The ORSO offers a range of investment options and the funds are managed by the firm. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Mr. Tai is eligible to participate in these plans.
Portfolio Manager Potential Material Conflicts of Interest
BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Mr. Green may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Green may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Goldman Sachs Asset Management, L.P. (“GSAM”)
Transamerica Goldman Sachs 70/30 Allocation VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Alexandra Wilson-Elizondo	14	$20.83 billion	85	$60.85 billion	361	$430.40 billion
Siwen Wu	15	$23.51 billion	5	$3.25 billion	1	$705.40 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Alexandra Wilson-Elizondo	0	$0	0	$0	3	$5.99 billion
Siwen Wu	0	$0	0	$0	0	$0
Transamerica Goldman Sachs Managed Risk – Balanced ETF VP
Transamerica Goldman Sachs Managed Risk – Conservative ETF VP
Transamerica Goldman Sachs Managed Risk – Growth ETF VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Alexandra Wilson-Elizondo	12	$15.29 billion	85	$60.85 billion	361	$430.40 billion
Siwen Wu	13	$17.97 billion	5	$3.25 billion	1	$705.40 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Alexandra Wilson-Elizondo	0	$0	0	$0	3	$5.99 billion
Siwen Wu	0	$0	0	$0	0	$0
Conflict of Interest
GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a financial holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the portfolio and will, under certain circumstances, limit the portfolio’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. Goldman Sachs acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, custodian, counterparty, agent, principal, distributor, investor or in other commercial capacities (including portfolio companies) for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets and the securities and issuers in which the portfolio may directly and indirectly invest. Thus, it is expected that the portfolio will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. As a manager of the portfolio, GSAM receives management fees from the portfolio. In addition, GSAM’s affiliates may earn fees from relationships with the portfolio. Although these fees are generally based on asset levels, the fees are not directly contingent on portfolio performance, and Goldman Sachs would still receive significant compensation from the portfolio even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the portfolio and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the portfolio. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the portfolio. The results of the portfolio’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the portfolio could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the portfolio may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the portfolio may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM and its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the portfolio. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when the portfolio executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the portfolio. The portfolio’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the portfolio, and will likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the portfolio or who engage in transactions with or for the portfolio.
For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.
Compensation
Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance; his or her contribution to the overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded in part for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over one-, three- and five-year time horizons.
For compensation purposes:
•
The benchmark for the Transamerica Goldman Sachs 70/30 Allocation VP is the Transamerica Goldman Sachs 70/30 Allocation VP Blended Benchmark.
•
The benchmark for the Transamerica Goldman Sachs Managed Risk – Balanced ETF VP is the Transamerica Goldman Sachs Managed Risk –Balanced ETF VP Blended Benchmark.
•
The benchmark for the Transamerica Goldman Sachs Managed Risk – Conservative ETF VP is the Transamerica Goldman Sachs Managed Risk – Conservative ETF VP Blended Benchmark.
•
The benchmark for the Transamerica Goldman Sachs Managed Risk – Growth ETF VP is the Transamerica Goldman Sachs Managed Risk – Growth ETF VP Blended Benchmark.
The discretionary variable compensation for portfolio managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objectives of the portfolio. Other factors may also be considered, including: (1) general client/shareholder orientation and (2) teamwork and leadership.
As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and, (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).
Other Compensation: In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401(k) program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Great Lakes Advisors, LLC (“Great Lakes”)
Transamerica Great Lakes Advisors Large Cap Value VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Paul Roukis, CFA	6	$4.36 billion	3	$107.28 million	34	$2.22 billion
Jeff Agne	6	$4.36 billion	3	$107.28 million	34	$2.22 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Paul Roukis, CFA	1	$202.71 million	0	$0	0	$0
Jeff Agne	1	$202.71 million	0	$0	0	$0
Conflict of Interest
The Operating Committee is delegated with the responsibility to conduct an appropriate review of, and make recommendations to, our management on the course of action for any conflict or potential conflict of interest that may arise in the conduct of our business and with respect to the accounts we advise.
In addressing potential conflicts of interest, we will consider, and will disclose to clients, the following issues, among others, and will also explain how we address each potential conflict of interest. This list provides examples of conflicts we face and is not exhaustive. The Operating Committee creates and maintains a comprehensive matrix of the conflicts we identify and manage.
A. Brokerage and Investment Discretion
1. Equitable Treatment of Accounts
We have a potential conflict of interest because we manage multiple client accounts in the same or similar investment strategies. In addition, we may receive performance-based compensation or higher management fees from certain client accounts, or we or our employees may have made investments in a client account, such as our commingled funds. Accordingly, we may be inclined have an incentive to favor certain accounts over others. Our Trade Order, Aggregation, and Allocation Policy is included in the Compliance Manual and is disclosed in our Form ADV Part 2A.
B. Personal Trading and Employee Activities
1. Personal Trading
We have a fiduciary obligation to ensure that our clients’ interests are put before the Employees’ personal interests with respect to personal trading. Accordingly, we adopted a general ban on personal trading of Covered Securities, subject to limited exceptions requiring pre-clearance. Our Personal Trading Policies and Procedures are included in the Compliance Manual and disclosed in our Form ADV Part 2A.
2. Outside Business Activities
Since we permit employees to engage in outside business activities, there is the potential that such activities will conflict with an employee’s duties to the Firm and our clients. Outside business activities may include circumstances where we conduct or may conduct business with an entity in which an employee has a personal interest. Our Policies and Procedures Regarding Outside Business Activities and Financial Interests are included in the Compliance Manual.
3. Business Gifts and Entertainment
Our employees may periodically provide to or receive gifts and business entertainment from clients, vendors, and other persons with whom we conduct or may conduct business. Gifts and entertainment may also be considered efforts to gain unfair advantages or may impair our ability to act in the best interests of our clients. We established a Gifts and Entertainment Policy, which is included in the Compliance Manual, to address these potential conflicts of interest.
4. Political Contributions
We and our employees may make, subject to certain pre-approval requirements, political contributions to officials of government entities who are in positions to influence the award of advisory business or to candidates for such office. Such political contributions may improperly influence a government entity’s decision to invest its assets with the Firm. We established Policies and Procedures against Pay-to-Play Practices, which are included in the Compliance Manual, to address these potential conflicts of interest.
5. Reporting Illegal or Unethical Behaviour

Unethical or illegal conduct on the part of employees can damage our reputation and impair our ability to meet our fiduciary duties to clients. Our policies and procedures regarding the reporting of illegal or unethical behavior by our employees are included in our Code of Ethics.
C. Insider Trading
Portfolio managers and other employees may receive, whether intentionally or inadvertently, material non-public information. We established Policies and Procedures to prevent Insider Trading, which are included in the Compliance Manual.
D. Value Added Investors
Our individual advisory clients and commingled fund investors may be executive officers or board members of publicly-traded companies or financial services companies such as hedge funds or private equity firms (collectively, “Value Added Investors”). Our clients are required to disclose in our investment management agreement or commingled fund subscription document whether they are a Value Added Investor, and if so, the companies associated with them. The Compliance Department maintains a list of any companies associated with Value Added Investors. In order to prevent potential trading conflicts or trading on material non-public information, a restriction is placed in our order management system on trading in securities of such companies associated with Value Added Investors. As a result, our investment team cannot trade client accounts in such securities without prior approval from the Compliance Department. In reviewing personal trading pre-approval requests, the Compliance Department will check the request against the Value Added Investor Companies list to identify potential conflicts. The inclusion of a security on the list may result in the denial of the pre-approval request.
E. Proxy Voting
We may be in a position where our interests conflict with the best interests of the client when determining how to vote client proxies. We established Proxy Voting Policies and Procedures, which are included in the Compliance Manual and disclosed in our Form ADV Part 2A, to address these potential conflicts of interest.
F. Pilot Accounts
We may face a potential conflict in allocation of investment opportunities to pilot (seeded) strategies where a substantially similar client-funded strategy is managed by the same portfolio management team.
Pilot strategies are seeded by our proprietary funds and/or our affiliates, and the portfolio managers seek to create an attractive track record in a pilot strategy. Therefore, there is a potential incentive for a portfolio manager to allocate the most attractive investment opportunities to pilot strategies potentially at a disadvantage to similar client-funded strategies. As of December 2020, there are no substantially similar pilot and client-funded strategies managed by the same portfolio managers. If such situation arises in the future, we will address the potential conflict and create appropriate controls.
G. Identification of Affiliated Persons/Entities
In order to identify potential conflicts of interests, we identify persons and entities who are affiliated with the Firm, including accounts and products in which we may have a proprietary interest. This list includes affiliates of Great Lakes and the affiliates of any Mutual Funds and ETFs for which we serve as sub-advisor.
Compensation
Our investment professionals are eligible for attractive compensation package comprised of base salaries, annual cash bonuses, and deferred tracking shares. We believe our total compensation is very competitive. Bonuses for investment professionals are based primarily on their contributions as portfolio managers and/or analysts, but also incorporate other intangibles contributing to our overall success.

Bonuses are based on both objective (measurable) and qualitative criteria:
Analyst Responsibilities	Portfolio Manager Responsibilities	Other
Objective	Objective	-Participation in business development.
-The relative performance of the stock recommendations.	-The portfolio’s performance relative to the respective benchmark as well as versus peers.	-Participation in business development
Qualitative	Qualitative	-Collaboration with team members.
-Thoughtfulness in stock analysis.	-Consideration of our rigorous risk controls.	-Long-term potential contribution.
-Adherence to our disciplined research process.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Janus Henderson Investors US LLC (“Janus”)
Transamerica Janus Balanced VP
Portfolio Manager	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Jeremiah Buckley, CFA	5	$47.83 billion	6	$11.84 billion	5	$155.54 million
Greg Wilensky, CFA	6	$43.66 billion	9	$12.92 billion	11	$3.93 billion
Michael Keough	7	$43.69 billion	13	$13.56 billion	17	$5.51 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jeremiah Buckley, CFA	0	$0	0	$0	0	$0
Greg Wilensky, CFA	0	$0	0	$0	0	$0
Michael Keough	0	$0	0	$0	0	$0
Transamerica Janus Mid-Cap Growth VP
Portfolio Manager	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brian Demain, CFA	5	$26.54 billion	1	$2.93 billion	9	$2.09 billion
Cody Wheaton, CFA	5	$26.54 billion	1	$2.93 billion	9	$2.09 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Brian Demain, CFA	0	$0	0	$0	0	$0
Cody Wheaton, CFA	0	$0	0	$0	0	$0
*For any co-managed accounts, the assets reflect total account assets.
Conflict of Interest
As shown in the table above, portfolio management generally manages other accounts, including accounts that may hold the same securities as or pursue investment strategies similar to the portfolios. Those other accounts may include separately managed accounts, model or emulation accounts, Janus Henderson mutual funds and ETFs, private-label funds for which the Adviser or an affiliate serves as sub-adviser, or other Janus Henderson pooled investment vehicles, such as hedge funds, which may have different fee structures or rates than a portfolio or may have a performance-based management fee. The Adviser or an affiliate may also proprietarily invest in or provide seed capital to some but not all of these accounts. In addition, portfolio management may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Further, portfolio management (or their family members) may beneficially own or transact in the same securities as those held in a portfolio’s portfolio. Moreover, portfolio management may also have other roles at Janus Henderson (e.g., research analyst) and receive compensation attributable to the other roles.
Portfolio management may also have roles with an affiliate of the Adviser, and provide advice on behalf of the Adviser through participating affiliate agreements, and receive compensation attributable to other roles. These factors could create conflicts of interest between portfolio management and the portfolios because portfolio management may have incentives to favor one or more accounts over others or one role over another in the allocation of time, resources, or investment opportunities and the sequencing of trades, resulting in the potential for the portfolios to be disadvantaged relative to one or more other accounts.
A conflict of interest between the portfolios and other clients, including one or more funds, may arise if portfolio management identifies a limited investment opportunity that may be appropriate for a portfolio, but the portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among other accounts also managed by such portfolio management. A conflict may also arise if portfolio management executes transactions in one or more accounts that adversely impact the value of securities held by a portfolio. Investments made by a portfolio and results achieved by a portfolio at any given time are not expected to be the same as those made by other funds for which the Adviser acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a portfolio.
The Adviser believes that these and other conflicts are mitigated by policies, procedures, and practices in place, including those governing personal trading, proprietary trading and seed capital deployment, aggregation and allocation of trades, allocation of limited offerings, cross trades, and best execution. In addition, the Adviser generally requires portfolio management to manage accounts with similar investment strategies in a similar fashion, subject to a variety of exceptions, including, but not limited to, investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. The Adviser monitors accounts with similar strategies for any holdings, risk, or performance dispersion or unfair treatment.
The Adviser and its affiliates generate trades throughout the day, depending on the volume of orders received from portfolio management, for all of its clients using trade system software. Trades are pre-allocated to individual clients and submitted to selected brokers via electronic files, in alignment with the Adviser’s best execution policy. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. In addition, the Adviser has adopted trade allocation procedures that govern allocation of securities among various Janus Henderson accounts.
The Adviser manages the portfolios and the Janus Henderson “funds of funds,” which are funds that invest primarily in other Janus Henderson mutual funds and exchange-traded funds (the “underlying funds”). Because the Adviser manages the Janus Henderson “funds of funds” and some of the underlying funds, (“affiliated underlying funds”), it is subject to certain potential conflicts of interest when allocating the assets of a Janus Henderson “fund of funds” among such affiliated underlying funds. For example, the Adviser has a conflict of interest in selecting investments for an affiliated underlying fund because the affiliated underlying funds, unlike unaffiliated investment companies, pay fees to the Adviser, and the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. Further, the Janus Henderson “funds of funds” investments have been and may continue to be a significant portion of the investments in other Janus Henderson funds, allowing the Adviser the opportunity to recoup expenses it previously waived or reimbursed for an affiliated underlying fund, or to reduce the amount of seed capital investment needed by the Adviser for the Janus Henderson funds.
Compensation
The following describes the structure and method of calculating portfolio management’s compensation as of September 30, 2025.
Portfolio management is compensated for managing a portfolio and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities through two components: fixed annual base salary and a variable performance component. Compensation (both fixed and variable) is determined on a pre-tax basis.
Since there are no set targets/percentages for variable compensation, the pay mix will vary for each portfolio manager based on individual performance. On average, total compensation is weighted more heavily in the form of variable compensation, typically split between cash and deferral.
Base Salary
Base salary is determined by the individual’s manager. The base salary is based on factors such as performance, complexity of managing portfolios, scope of responsibility (including assets under management), skills, knowledge, experience, ability, and market competitiveness.
Variable Compensation
Individuals’ awards, if any, are discretionary and given based on company, department, and individual performance. These awards are funded from a profit pool. The overall investment team variable compensation pool is based on Janus’ profitability and is fully discretionary. Both quantitative and qualitative factors will be used to determine these awards. Such factors include, among other things:
•
consistent short-term and long-term performance (i.e., one-, three-, and five-year performance);
•
client support; and
•
investment team support through the sharing of ideas, leadership development, mentoring, and teamwork.
Deferrals
All employees are subject to Janus’ deferral arrangements which apply to variable incentive awards. Deferral rates apply to awards that exceed a minimum threshold, rates of deferral increase for larger incentive awards or as appropriate under certain regulations. Deferred awards vest in three equal installments over a 3-year period. Forfeiture provisions apply to employees who cease employment with Janus during the vesting period, other than in prescribed circumstances. Deferrals are awarded in JHG restricted stock and/or fund units.
Deferral arrangements are reviewed periodically to ensure they remain aligned with:
•
Janus’ business strategy, associated time horizons and risk appetite;
•
competitive practice in the sectors and jurisdictions in which Janus operates; and
•
emerging regulatory practice.
Portfolio management may be eligible to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG’s Executive Income Deferral Program.

Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

J.P. Morgan Investment Management Inc. (“JP Morgan”)
Transamerica JPMorgan Asset Allocation – Conservative VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Matthew Cummings, CFA	8	$12.47 billion	0	$0	31	$30.04 billion
Michael Feser, CFA	12	$19.44 billion	5	$997 million	8	$4.88 billion
Grace Koo	8	$15.31 billion	1	$96 million	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Matthew Cummings, CFA	0	$0	0	$0	0	$0
Michael Feser, CFA	0	$0	0	$0	0	$0
Grace Koo	0	$0	0	$0	0	$0
1
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Transamerica JPMorgan Asset Allocation – Moderate Growth VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Matthew Cummings, CFA	7	$10.05 billion	0	$0	31	$30.93 billion
Michael Feser, CFA	12	$17.01 billion	5	$997 million	8	$4.88 billion
Grace Koo	8	$12.88 billion	1	$96 million	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Matthew Cummings, CFA	0	$0	0	$0	0	$0
Michael Feser, CFA	0	$0	0	$0	0	$0
Grace Koo	0	$0	0	$0	0	$0
1
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Transamerica JPMorgan Asset Allocation – Moderate VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Matthew Cummings, CFA	7	$10.05 billion	0	$0	31	$30.93 billion
Michael Feser, CFA	12	$17.01 billion	5	$997 million	8	$4.88 billion
Grace Koo	8	$12.88 billion	1	$96 million	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Matthew Cummings, CFA	0	$0	0	$0	0	$0
Michael Feser, CFA	0	$0	0	$0	0	$0
Grace Koo	0	$0	0	$0	0	$0
1
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Transamerica JPMorgan Diversified Equity Allocation VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Matthew Cummings, CFA	7	$10.05 billion	0	$0	31	$30.93 billion
Michael Feser, CFA	12	$17.01 billion	5	$997 million	8	$4.88 billion
Grace Koo	8	$12.88 billion	1	$96 million	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Matthew Cummings, CFA	0	$0	0	$0	0	$0

Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Feser, CFA	0	$0	0	$0	0	$0
Grace Koo	0	$0	0	$0	0	$0
1
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Transamerica JPMorgan Enhanced Index VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tim Snyder, CFA	6	$14.73 billion	5	$4.09 billion	21	$28.65 billion
Raffaele Zingone, CFA	16	$97.30 billion	19	$34.85 billion	30	$33.70 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tim Snyder, CFA	0	$0	0	$0	5	$2.56 billion
Raffaele Zingone, CFA	0	$0	0	$0	7	$3.90 billion
1
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Transamerica JPMorgan International Moderate Growth VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Matthew Cummings, CFA	7	$12.84 billion	0	$0	31	$30.93 billion
Michael Feser, CFA	12	$19.80 billion	5	$997 million	8	$4.88 billion
Grace Koo	8	$15.70 billion	1	$96 million	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Matthew Cummings, CFA	0	$0	0	$0	0	$0
Michael Feser, CFA	0	$0	0	$0	0	$0
Grace Koo	0	$0	0	$0	0	$0
1
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Transamerica JPMorgan Tactical Allocation VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Feser, CFA	12	$19.29 billion	5	$997 million	8	$4.88 billion
Gary Herbert, CFA	11	$20.04 billion	18	$28.33 billion	5	$5.92 billion
Morgan Moriarty, CFA	9	$11.49 billion	4	$1.88 billion	47	$14.98 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Feser, CFA	0	$0	0	$0	0	$0
Gary Herbert, CFA	0	$0	0	$0	1	$3.39 billion
Morgan Moriarty, CFA	0	$0	0	$0	2	$3.71 billion
1
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Transamerica Multi-Managed Balanced VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tim Snyder, CFA	6	$15.92 billion	5	$4.09 billion	21	$28.65 billion
Raffaele Zingone, CFA	16	$98.48 billion	19	$34.85 billion	30	$33.70 billion

Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[1]		Other Accounts[1]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tim Snyder, CFA	0	$0	0	$0	5	$2.56 billion
Raffaele Zingone, CFA	0	$0	0	$0	7	$3.90 billion
1
The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
Conflict of Interest
The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.
Responsibility for managing J.P. Morgan Investment Management Inc. (JP Morgan)’s and its affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
JPMorgan and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. JPMorgan, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is JPMorgan’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of JPMorgan’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.
Acting for Multiple Clients. In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when funds or accounts managed by JPMIM (“Other Accounts”) engage in short sales of the same securities held by a fund, JPMIM could be seen as harming the performance of a fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a fund has also invested and these activities could have an adverse effect on the fund. For example, if a fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the fund invests may use the proceeds of the fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.
JPMorgan, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or JPMorgan Chase. JPMorgan and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or JPMorgan Chase or its clients. JP Morgan and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in JP Morgan’s or its affiliate’s employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manages to participate in an offering to increase JP Morgan’s or its affiliates’ overall allocation of securities in that offering.
A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manage accounts that engage in short sales of securities of the type in which the fund invests, JP Morgan or its affiliates could be seen as harming the performance of the fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.
As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the fund’s objectives.
The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures that seek to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JP Morgan’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.
If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed-income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. JP Morgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan so that fair and equitable allocation will occur over time.
Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.
JP Morgan faces a conflict of interest in allocating the assets of Transamerica JPMorgan Asset Allocation - Conservative VP, Transamerica JPMorgan Asset Allocation - Moderate Growth VP, Transamerica JPMorgan Asset Allocation - Moderate VP, Transamerica JPMorgan Diversified Equity Allocation VP and Transamerica JPMorgan International Moderate Growth VP (each a “portfolio”) because the underlying portfolios in which the portfolio invests include Transamerica Funds sub-advised by JP Morgan. Consistent with the portfolio’s objective and strategies, JP Morgan is permitted to invest any portion of a portfolio’s assets in underlying portfolios which it sub-advises. JP Morgan will receive additional fees when it allocates portfolio assets to an underlying portfolio it sub-advises. This conflict could provide JP Morgan with an incentive to allocate portfolio assets to an underlying portfolio it sub-advises rather than to another underlying portfolio investing in the same asset class sub-advised by another sub-adviser. Or, JP Morgan may have an incentive to increase a portfolio’s allocation to an asset class for which the only underlying portfolio is one which it sub-advises.
JP Morgan also faces a potential conflict of interest in allocating the assets of the portfolio when JP Morgan has business relationships with other sub-advisers of underlying portfolios in which the portfolio invests or with affiliates of those sub-advisers. Allocating portfolio assets to underlying portfolios managed by such sub-advisers may help to enhance JP Morgan’s relationships with such sub-advisers or their affiliates.

Compensation
JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM Portfolio Managers participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:
•
Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;
•
The scale and complexity of their investment responsibilities;
•
Individual contribution relative to the client’s risk and return objectives;
•
Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
•
Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.
Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.
For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.).
In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).
To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:
•
Reducing or altogether eliminating annual incentive compensation;
•
Canceling unvested awards (in full or in part);
•
Clawback/recovery of previously paid compensation (cash and / or equity);
•
Demotion, negative performance rating or other appropriate employment actions; and
•
Termination of employment.
The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.

In evaluating each portfolio manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:
Portfolio	Benchmark Index
Transamerica JPMorgan Asset Allocation – Conservative VP	Bloomberg US Aggregate Bond Index Russell 3000® Index Transamerica JPMorgan Asset Allocation – Conservative VP Blended Benchmark
Transamerica JPMorgan Asset Allocation – Moderate Growth VP	Russell 3000® Index Bloomberg US Aggregate Bond Index Transamerica JPMorgan Asset Allocation – Moderate Growth VP Blended Benchmark
Transamerica JPMorgan Asset Allocation – Moderate VP	Russell 3000® Index Bloomberg US Aggregate Bond Index Transamerica JPMorgan Asset Allocation – Moderate VP Blended Benchmark
Transamerica JPMorgan Diversified Equity Allocation VP	Russell 3000® Index MSCI World Index Transamerica JPMorgan Diversified Equity Allocation VP Blended Benchmark
Transamerica JPMorgan Enhanced Index VP	S&P 500® Index
Transamerica JPMorgan International Moderate Growth VP	MSCI World Index ex-U.S. Bloomberg US Aggregate Bond Index Transamerica JPMorgan International Moderate Growth VP Blended Benchmark
Transamerica JPMorgan Tactical Allocation VP	Bloomberg US Aggregate Bond Index Russell 3000® Index Transamerica JPMorgan Tactical Allocation VP Blended Benchmark
Transamerica Multi-Managed Balanced VP	S&P 500® Index Bloomberg US Aggregate Bond Index Transamerica Multi-Managed Balanced VP Blended Benchmark
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Madison Asset Management, LLC (“Madison”)
Transamerica Madison Diversified Income VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
John Brown, CFA	3	$329.2 million	0	$0	3,147	$11.7 billion
Drew Justman, CFA	5	$549.7 million	0	$0	3,147	$11.7 billion
Chris Nisbet, CFA	2	$286.0 million	0	$0	10,955	$11.7 billion
Allen Olson, CFA	4	$403.5 million	0	$0	10,955	$11.7 billion
Mike Sanders, CFA	5	$464.6 million	0	$0	10,955	$11.7 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
John Brown, CFA	0	$0	0	$0	0	$0
Drew Justman, CFA	0	$0	0	$0	0	$0
Chris Nisbet, CFA	0	$0	0	$0	0	$0
Allen Olson, CFA	0	$0	0	$0	0	$0
Mike Sanders, CFA	0	$0	0	$0	0	$0
Conflict of Interest
Potential conflicts of interest may arise because Madison engages in portfolio management activities for clients other than the funds. For example, portfolio managers at Madison and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of wealthy individuals as well as institutions such as pension funds, colleges and universities, insurance companies and foundations), sub-advised accounts that we manage for other investment advisers and model accounts for which we only provide recommendations to our clients and do not have discretion to actually trade the accounts.
Our portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Likewise, we may purchase securities for one portfolio and sell the same security from another. To address the potential conflicts that occur as a result, Madison adopted a variety of portfolio security aggregation, brokerage and trade allocation policies which are designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. Likewise, Madison has policies to address “cross selling” from one account to another. In this manner, we seek to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Compensation” section, below, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.
Compensation
Madison believes portfolio managers should receive compensation for the performance of the funds they manage, their individual effort, and the overall profitability of the firm. As members of the investment teams, portfolio managers receive a base salary, are included in the investment team’s incentive compensation plan (ICP), and have the potential for equity ownership in the firm. The amount of firm equity any portfolio manager may acquire is at the discretion of the Board of Directors of Madison Investment Holdings, Inc. which considers a variety of factors including, for example, seniority, responsibility, and longevity.
With regard to ICP, portfolio managers receive up to 25% of the annual revenue of their respective investment strategy. Eighty percent (80%) of the ICP pool is paid to the investment team that manages each respective investment strategy and 20% is subjective, based largely on performance against benchmark, with consideration given to team dynamics within each respective investment strategy.
The intention of the 25% revenue model is to focus our portfolio managers on delivering consistent performance which in turn drives long-term assets under management and revenue growth for the firm. Madison believes that taking a long-term approach better aligns the interests of shareholders of the funds, our clients, the investment teams, and our firm.
There is no difference in the way the firm compensates portfolio managers for managing a mutual fund or a private client account (or any other type of account). Instead, compensation is based on the entire employment relationship, not on the performance of any single account or type of account.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Milliman Financial Risk Management LLC
Transamerica American Funds Managed Risk VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam Schenck, CFA	38	$29.7 billion	3	$369 million	0	$0
Maria Schiopu, CFA	34	$27.4 billion	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam Schenck, CFA	0	$0	0	$0	0	$0
Maria Schiopu, CFA	0	$0	0	$0	0	$0
Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Adam Schenck, CFA	38	$29.7 billion	3	$369 million	0	$0
Maria Schiopu, CFA	34	$27.4 billion	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Adam Schenck, CFA	0	$0	0	$0	0	$0
Maria Schiopu, CFA	0	$0	0	$0	0	$0
Conflicts of Interest
Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the portfolios and other accounts because the portfolio managers manage other accounts. The management of the portfolios and other accounts may result in unequal time and attention being devoted to the portfolios and other accounts. Another potential conflict of interest may arise where another account has the same investment objective as the portfolios, whereby the portfolio managers could favor one account over another. Further, a potential conflict could include the portfolio managers' knowledge about the size, timing and possible market impact of portfolios’ trades, whereby they could use this information to the advantage of other accounts and to the disadvantage of the portfolios. These potential conflicts of interest could create the appearance that the portfolio managers are favoring one investment vehicle over another.
Compensation Overview
Portfolio managers are paid competitive salaries by the sub-adviser. Portfolio managers may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities. Bonuses paid to the portfolio managers are also based in part on the profitability of the investment adviser. Investment professionals may participate in profit-sharing plans.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Morgan Stanley Investment Management Inc. (“Morgan Stanley”)
Transamerica Morgan Stanley Capital Growth VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Dennis P. Lynch	24	$19.44 billion	24	$6.10 billion	16	$3.49 billion
Sam G. Chainani, CFA	24	$19.44 billion	23	$5.94 billion	14	$3.41 billion
Jason C. Yeung, CFA	24	$19.44 billion	23	$5.94 billion	14	$3.41 billion
Armistead B. Nash	24	$19.44 billion	23	$5.94 billion	14	$3.41 billion
Alexander T. Norton	24	$19.44 billion	23	$5.94 billion	14	$3.41 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Dennis P. Lynch	0	$0	0	$0	0	$0
Sam G. Chainani, CFA	0	$0	0	$0	0	$0
Jason C. Yeung, CFA	0	$0	0	$0	0	$0
Armistead B. Nash	0	$0	0	$0	0	$0
Alexander T. Norton	0	$0	0	$0	0	$0
Transamerica Morgan Stanley Global Allocation VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Ryan Meredith, CFA	11	$5.54 billion	36	$16.96 billion	59	$17.60 billion
Steven Turner, CFA[1]	11	$5.54 billion	36	$16.96 billion	56	$18.17 billion
Mark Bavoso	3	$1.55 billion	0	$0	2	$1.16 billion
Jim Caron	14	$6.53 billion	36	$16.96 billion	56	$17.60 billion
Rui De Figueiredo	11	$5.54 billion	36	$16.96 billion	59	$18.17 billion
Damon Wu	11	$5.54 billion	36	$16.96 billion	59	$18.17 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Ryan Meredith, CFA	0	$0	0	$0	9	$10.80 billion
Steven Turner, CFA[1]	0	$0	0	$0	9	$10.80 billion
Mark Bavoso	0	$0	0	$0	0	$0
Jim Caron	0	$0	0	$0	9	$10.80 billion
Rui De Figueiredo	0	$0	0	$0	9	$10.80 billion
Damon Wu	0	$0	0	$0	9	$10.80 billion
1 Mr. Steven Turner is an employee of the sub-sub-adviser, Morgan Stanley Investment Management Limited.
Conflict of Interest
As a diversified global financial services firm, Morgan Stanley, the parent company of Morgan Stanley Investment Management Inc. (“MSIM”), engages in a broad spectrum of activities, including financial advisory services, investment management activities, lending, commercial banking, sponsoring and managing private investment funds, engaging in broker-dealer transactions and principal securities, commodities and foreign exchange transactions, research publication and other activities. In the ordinary course of its business, Morgan Stanley is a full-service investment banking and financial services firm and therefore engages in activities where Morgan Stanley’s interests or the interests of its clients may conflict with the interests of an investment fund or account sponsored, managed, advised or sub-advised by MSIM (each, a “MSIM Advised Vehicle”). Morgan Stanley advises clients and sponsors, manages or advises other investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses sponsored, managed, advised or sub-advised by MSIM or one of its investment adviser affiliates, the Affiliated Investment Accounts”) with a wide variety of investment objectives and/or investment strategies (generally referred to herein collectively as “investment objectives”) that in some instances may overlap or conflict with a MSIM Advised Vehicle’s investment objectives and present conflicts of interest. In addition, Morgan Stanley, MSIM and/or MSIM’s investment adviser affiliates may also from time to time create new or successor Affiliated Investment Accounts that may compete with a MSIM Advised Vehicle and present similar conflicts of interest. The discussion below enumerates certain actual, apparent and potential conflicts of interest. There is no assurance that conflicts of interest will be resolved in favor of portfolio shareholders and, in fact, they may not be. The conflicts herein do not purport to be a complete list or explanation of the conflicts associated with the financial or other interests MSIM or its affiliates may have now or in the future. Conflicts of interest not described below may also exist. References to MSIM in this section include a MSIM Advised Vehicle’s affiliated sub-adviser (if any) unless otherwise noted.

The discussions below with respect to actual, apparent and potential conflicts of interest may be applicable to or arise from the Affiliated Investment Accounts managed by MSIM’s investment adviser affiliates whether or not specifically identified.
Material Non-Public and Other Information. It is expected that confidential or material non-public information regarding an investment or potential investment opportunity may become available to MSIM. If such information becomes available, MSIM may be precluded (including by applicable law or internal policies or procedures) from pursuing an investment or disposition opportunity or taking another action with respect to such investment, with respect to such investment or disposition opportunity including for an extended period of time. The Adviser may also from time to time be subject to contractual “stand-still” obligations and/or confidentiality obligations that may restrict its ability to transact in certain investments on a MSIM Advised Vehicle’s behalf. In addition, MSIM may be precluded from disclosing such information to an investment team, even in circumstances in which the information would be beneficial if disclosed. Therefore, the investment team may not be provided access to material non-public information in the possession of Morgan Stanley that might be relevant to an investment decision to be made on behalf of a MSIM Advised Vehicle, and the investment team may initiate a transaction or sell an investment that, if such information had been known to it, may not have been undertaken. In addition, certain members of the investment team may be recused from certain investment-related discussions so that such members do not receive information that would limit their ability to perform functions of their employment with MSIM or its affiliates unrelated to that of a MSIM Advised Vehicle. Furthermore, access to information held by certain parts of Morgan Stanley may be subject to third party confidentiality obligations and to information barriers established by Morgan Stanley designed to manage potential conflicts of interest and regulatory restrictions, including, without limitation, joint transaction restrictions pursuant to the 1940 Act. Accordingly, MSIM’s ability to source investments from, or invest alongside, other business units within Morgan Stanley may be limited and there can be no assurance that MSIM will be able to source any investments from any one or more parts of the Morgan Stanley network.
The Adviser may restrict its investment decisions and activities on behalf of MSIM Advised Vehicles in various circumstances, including because of applicable regulatory requirements or information held by MSIM, MSIM’s investment adviser affiliates or Morgan Stanley. The Adviser might not engage in transactions or other activities for, or enforce certain rights in favor of, a MSIM Advised Vehicle due to Morgan Stanley’s activities outside MSIM Advised Vehicles. Furthermore, Morgan Stanley could have an interest that is different from, and potentially adverse to, that of the portfolio, which may result in Morgan Stanley taking actions different from or in conflict with those taken on behalf of the MSIM Advised Vehicle or otherwise impede the portfolio from participating in certain opportunities. In instances where trading of an investment is restricted, MSIM may not be able to purchase or sell such investment on behalf of a MSIM Advised Vehicle, including for an extended period of time, resulting in a MSIM Advised Vehicle’s inability to participate in certain desirable transactions. This inability to buy or sell an investment could have an adverse effect on a MSIM Advised Vehicle’s portfolio due to, among other things, changes in an investment’s value during the period its trading is restricted.
Morgan Stanley has established certain information barriers and other policies designed to address the sharing of information between different businesses within Morgan Stanley. As a result of information barriers, MSIM, in certain instances, will not have access, or will have limited access, to certain information and personnel in other areas of Morgan Stanley and, in such instances, will not manage MSIM Advised Vehicles with the benefit of the information held by such other areas. Morgan Stanley, due to its access to and knowledge of funds, markets and securities based on its various businesses, may make decisions based on information or take (or refrain from taking) actions with respect to interests in investments of the kind held (directly or indirectly) by MSIM Advised Vehicles in a manner that may be adverse to the portfolio, and will not have any obligation or other duty to share information with MSIM.
In other instances, Morgan Stanley personnel, including personnel of MSIM, will have access to information and personnel of its affiliates. For example, MSIM may, in certain instances, share information with its affiliates regarding due diligence of companies and other investment-related due diligence. The Adviser may face conflicts of interest in determining whether to engage in the sharing of information with its affiliates. Information sharing may limit or restrict the ability of MSIM to engage in or otherwise effect transactions on behalf of MSIM Advised Vehicles (including purchasing or selling securities that MSIM may otherwise have purchased or sold for a MSIM Advised Vehicle in the absence of the sharing of information). Also, it may adversely affect a MSIM Advised Vehicle's investments, ability to invest in, or divest from, a company or engage in transactions or otherwise disadvantage a MSIM Advised Vehicle. In managing conflicts of interest that arise because of the foregoing, MSIM generally will be subject to fiduciary requirements. The Adviser may also implement internal information barriers or ethical walls or other internal information sharing protocols, and the conflicts described herein with respect to information barriers and otherwise with respect to Morgan Stanley and MSIM will also apply internally within MSIM. As a result, a MSIM Advised Vehicle may not be permitted to transact in (e.g., dispose of a security in whole or in part) during periods when it otherwise would have been desirable and able to do so, which could adversely affect a MSIM Advised Vehicle. Other investors in the security that are not subject to such restrictions may be able to transact in the security during such periods. There may also be circumstances in which, as a result of information held by certain portfolio management teams in MSIM, MSIM limits an activity or transaction for a MSIM Advised Vehicle, including if a MSIM Advised Vehicle is managed by a portfolio management team other than the team holding such information.
Morgan Stanley and its personnel will not be under any obligation or other duty to share certain information with MSIM or personnel involved in decision-making for Affiliated Investment Accounts (including MSIM Advised Vehicles), as applicable, and MSIM may make investment decisions for a MSIM Advised Vehicle that differ from those MSIM would have made if Morgan Stanley, or other parts, of MSIM had provided such information, and the portfolio be disadvantaged as a result thereof. Additionally, different portfolio management teams within MSIM may make decisions based on information or take (or refrain from taking) actions with respect to Affiliated Investment Accounts they advise in a manner different than or adverse to MSIM Advised Vehicles.
Investments by Morgan Stanley and its Affiliated Investment Accounts. In serving in multiple capacities to Affiliated Investment Accounts, Morgan Stanley, including MSIM and its investment teams, may have obligations to other clients or investors in Affiliated Investment Accounts, the fulfillment of which may not be in the best interests of a MSIM Advised Vehicle or its shareholders. An investment team may have obligations to Affiliated Investment Accounts managed by both MSIM and one or more of MSIM’s investment adviser affiliates. A portfolio’s investment objectives may overlap with the investment objectives of certain Affiliated Investment Accounts. As a result, the members of an investment team may face conflicts in the allocation of investment opportunities among a MSIM Advised Vehicle and other investment funds, programs, accounts and businesses advised by or affiliated with MSIM or its investment adviser affiliates. Certain Affiliated Investment Accounts may provide for higher management or incentive fees or greater expense reimbursements or overhead allocations, all of which may contribute to this conflict of interest and create an incentive for MSIM to favor such other accounts. In addition, from time to time, MSIM and/or its investment adviser affiliates may advise or manage Affiliated Investment Accounts with substantially similar investment objectives, investment policies and/or investment strategies as those of an MSIM Advised Vehicle. The investment results of an MSIM Advised Vehicle may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, those of any other of these Affiliated Investment Accounts. Further, an MSIM Advised Vehicle and an Affiliated Investment Account with substantially similar investment objectives, investment policies and/or investment strategies may have different fees and expenses (which may be higher or lower than those of the MSIM Advised Vehicle), governance, structures, and/or services provided by MSIM and/or its investment adviser affiliates. From time to time, MSIM and/or its investment adviser affiliates may advise or manage Affiliated Investment Accounts with substantially similar investment objectives, investment policies and/or investment strategies as those of an MSIM Advised Vehicle. The investment results of an MSIM Advised Vehicle may be higher or lower than, and there is no guarantee that the investment results of the portfolio will be comparable to, those of any other of these Affiliated Investment Accounts. Further, an MSIM Advised Vehicle and an Affiliated Investment Account with substantially similar investment objectives, investment policies and/or investment strategies may have different fees and expenses (which may be higher or lower than those of the MSIM Advised Vehicle), governance, structures, and/or services provided by MSIM and/or its investment adviser affiliates.
Morgan Stanley currently invests and plans to continue to invest on its own behalf and on behalf of its Affiliated Investment Accounts in a wide variety of investment opportunities globally. Morgan Stanley and its Affiliated Investment Accounts, to the extent consistent with applicable law and policies and procedures, will be permitted to invest in investment opportunities without making such opportunities available to a MSIM Advised Vehicle. Subject to the foregoing, Morgan Stanley may offer investments that fall into the investment objectives of an Affiliated Investment Account to such account or make such investment on its own behalf, even though such investment also falls within a MSIM Advised Vehicle’s investment objectives. A portfolio may invest in opportunities that Morgan Stanley and/or one or more Affiliated Investment Accounts has declined, and vice versa. All of the foregoing may reduce the number of investment opportunities available to a MSIM Advised Vehicle and may create conflicts of interest in allocating investment opportunities. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to a MSIM Advised Vehicle’s advantage. There can be no assurance that a MSIM Advised Vehicle will have an opportunity to participate in certain opportunities that fall within their investment objectives. The interests of Morgan Stanley in an investment or a company may present certain conflicts of interest with respect to an investment by a MSIM Advised Vehicle in the same investment or a MSIM Advised Vehicle’s participation in a transaction with such company.
The decision on behalf of an MSIM Advised Vehicle as to when to initiate a purchase or sale transaction may differ, and be done for different reasons, than the decisions MSIM or its affiliates may take for Affiliated Investment Accounts on the same securities. This could create conflicts of interest, and it is possible that one or more accounts managed by MSIM will achieve investment results that are substantially more or less favorable than those results achieved by a MSIM Advised Vehicle
To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, MSIM has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of MSIM, including the portfolio, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duties of MSIM. Each client of MSIM that is subject to the allocation policies and procedures, including each portfolio, is assigned an investment team and portfolio manager(s) by MSIM. The investment team and portfolio managers review investment opportunities and will decide with respect to the allocation of each opportunity considering various factors and in accordance with the allocation policies and procedures. The allocation policies and procedures are subject to change. Investors should note that the conflicts inherent in making such allocation decisions may not always be resolved to the advantage of a MSIM Advised Vehicle.
It is possible that Morgan Stanley or an Affiliated Investment Account, including another MSIM Advised Vehicle, will invest in or advise (in the case of Morgan Stanley) a company that is or becomes a competitor of a company of which a MSIM Advised Vehicle holds an investment. Such investment could create a conflict between the portfolio, on the one hand, and Morgan Stanley or the Affiliated Investment Account, on the other hand. In such a situation, Morgan Stanley may also have a conflict in the allocation of its own resources to the portfolio investment. Furthermore, certain Affiliated Investment Accounts will be focused primarily on investing in other funds which may have strategies that overlap and/or directly conflict and compete with a MSIM Advised Vehicle.

In addition, certain investment professionals who are involved in a MSIM Advised Vehicle’s activities remain responsible for the investment activities of other Affiliated Investment Accounts managed by MSIM and its affiliates, and they will devote time to the management of such investments and other newly created Affiliated Investment Accounts (whether in the form of funds, separate accounts or other vehicles), as well as their own investments. In addition, in connection with the management of investments for other Affiliated Investment Accounts, members of Morgan Stanley and its affiliates may serve on the boards of directors of or advise companies which may compete with a MSIM Advised Vehicle’s portfolio investments. Moreover, these Affiliated Investment Accounts managed by Morgan Stanley and its affiliates may pursue investment opportunities that may also be suitable for a MSIM Advised Vehicle.
It should be noted that Morgan Stanley may, directly or indirectly, make large investments in certain of its Affiliated Investment Accounts, and accordingly Morgan Stanley’s investment in a MSIM Advised Vehicle may not be a determining factor in the outcome of any of the foregoing conflicts. Nothing herein restricts or in any way limits the activities of Morgan Stanley, including its ability to buy or sell interests in, or provide financing to, equity and/or debt instruments, funds or portfolio companies, for its own accounts or for the accounts of Affiliated Investment Accounts or other investment funds or clients in accordance with applicable law.
Different clients of MSIM and its affiliates, including a MSIM Advised Vehicle, may invest in (1) different classes of securities of the same issuer (including, without limitation, different parts of an issuer's capital structure), depending on the respective clients’ investment objectives and policies and/or (2) the same class of securities of the same issuer while seeking different investment objectives or executing different investment strategies (such as long-term v. short-term investment horizons), and MSIM may face conflicts with respect to the interests involved. As a result, MSIM and its affiliates, at times, will seek to satisfy fiduciary obligations to certain clients owning one / the same class of securities of a particular issuer by pursuing or enforcing rights on behalf of those clients with respect to such (class of) securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, MSIM and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by MSIM or its affiliates on behalf of one client can negatively impact securities held by another client. Alternatively, for example, if a client owns a security while seeking short-term capital appreciation that Adviser may vote proxies or engage with the issuer (as applicable) in pursuit of that goal – which could negatively impact clients who hold the same security but are seeking long-term capital appreciation. These conflicts also exist as between MSIM’s clients, including a MSIM Advised Vehicle, and the Affiliated Investment Accounts managed by MSIM’s investment adviser affiliates.
In addition, in certain circumstances, MSIM restricts, limits or reduces the amount of the portfolio’s investment, or restricts the type of governance or voting rights it acquires or exercises, where the portfolio (potentially together with Morgan Stanley) exceeds a certain ownership interest, or possesses certain degrees of voting or control or has other interests.
The Adviser and its affiliates may give advice and recommend securities to other clients which may differ from advice given to, or securities recommended or bought for, a MSIM Advised Vehicle even though such other clients’ investment objectives may be similar to those of the portfolio and MSIM may make decisions for a MSIM Advised Vehicle that may be more beneficial to one type of shareholder than another.
The Adviser and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in portfolio management and trading in that opposite directional positions may be taken in client accounts, including client accounts managed by the same investment team, and creates risks such as: (i) the risk that short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa) and (ii) the risks associated with the trading desk receiving opposing orders in the same security simultaneously. The Adviser and its affiliates have adopted policies and procedures that are reasonably designed to mitigate these conflicts. In certain circumstances, MSIM invests on behalf of itself in securities and other instruments that would be appropriate for, held by, or may fall within the investment guidelines of its clients, including a MSIM Advised Vehicle. At times, MSIM may give advice or take action for its own accounts that differs from, conflicts with, or is adverse to advice given or action taken for any client.
From time to time, conflicts also arise due to the fact that certain securities or instruments may be held in some client accounts, including a MSIM Advised Vehicle, but not in others, or that client accounts may have different amounts of holdings in certain securities or instruments. In addition, due to differences in the investment strategies or restrictions among client accounts, MSIM may take action with respect to one account that differs from the action taken with respect to another account. In some cases, a client account may compensate MSIM based on the performance of the securities held by that account or pay a higher overall fee rate. The existence of such a performance based fee or higher fee rates may create additional conflicts of interest for MSIM in the allocation of management time, resources and investment opportunities. The Adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern MSIM’s trading practices, including, among other things, the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.
In addition, at times an investment team will give advice or take action with respect to the investments of one or more clients that is not given or taken with respect to other clients with similar investment programs, objectives, and strategies. Accordingly, clients with similar strategies will not always hold the same securities or instruments or achieve the same performance. The Adviser’s investment teams also advise clients with conflicting programs, objectives or strategies. These conflicts also exist as between MSIM’s clients, including the portfolio, and the Affiliated Investment Accounts managed by MSIM’s investment adviser affiliates.
From time to time, MSIM or its affiliates may provide opportunities to Affiliated Investment Accounts (including potentially a MSIM Advised Vehicle) or other clients to make investments in companies (such as in equity, debt or other securities issued by companies) or to engage in transactions involving companies (such as refinancing, restructuring or other transactions) in which certain Affiliated Investment Accounts (including potentially a MSIM Advised Vehicle) or other clients have already invested. These investments can create conflicts of interest, including those associated with the assets of a MSIM Advised Vehicle potentially providing value to, or otherwise supporting the investments of, other Affiliated Investment Accounts or other clients and potentially diluting or otherwise adversely affecting a MSIM Advised Vehicle previously invested in the company.
Morgan Stanley and its affiliates maintain separate trading desks that operate independently of each other and do not share information with MSIM. The Morgan Stanley and affiliate trading desks may compete against MSIM trading desks when implementing buy and sell transactions, possibly causing certain Affiliated Investment Accounts (including potentially an MSIM Advised Vehicle) to pay more or receive less for a security than other Affiliated Investment Accounts.
Investments by Separate Investment Departments. For MSIM and certain of its investment adviser affiliates, the entities and individuals that provide investment-related services can differ by client, investment function, or business line (each, an “Investment Department”). Nonetheless, Investment Departments (with certain exceptions) can engage in discussions and share information and resources with another Investment Department (or a team within the other Investment Department) regarding investment-related matters. The sharing of information and resources between the Investment Departments is designed to further increase the knowledge and effectiveness of each Investment Department. However, an investment team’s decisions as to the use of shared research and participation in discussions with another Investment Department could adversely impact a client. Certain investment teams within one Investment Department could make investment decisions and execute trades together with investment teams within other Investment Departments. Other investment teams make investment decisions and execute trades independently. This could cause the quality and price of execution, and the performance of investments and accounts, to vary. Internal policies and procedures set forth the guidelines under which securities and securities trades can be crossed, aggregated, and coordinated between accounts serviced by different Investment Departments. Internal policies and procedures take into consideration a variety of factors, including the primary market in which such security trades. If a security or securities trade is ineligible for crossing, aggregation, or other coordinated trading, then each Investment Department will execute such trades independently of the other.
Morgan Stanley Trading and Principal Investing Activities. Notwithstanding anything to the contrary herein, Morgan Stanley will generally conduct its sales and trading businesses, publish research and analysis, and render investment advice without regard for a MSIM Advised Vehicle’s holdings, although these activities could have an adverse impact on the value of one or more of the portfolio’s investments, or could cause Morgan Stanley to have an interest in one or more portfolio investments that is different from and potentially adverse to that of a MSIM Advised Vehicle. Furthermore, from time to time, MSIM or its affiliates may invest “seed” capital in a MSIM Advised Vehicle, typically to enable the portfolio to commence investment operations and/or achieve sufficient scale, as further described below. The Adviser and its affiliates may hedge such seed capital exposure by investing in derivatives or other instruments expected to produce offsetting exposure. Such hedging transactions, if any, would occur outside of a MSIM Advised Vehicle.
Morgan Stanley’s sales and trading, financing and principal investing businesses (whether or not specifically identified as such, and including Morgan Stanley’s trading and principal investing businesses) will not be required to offer any investment opportunities to a MSIM Advised Vehicle. These businesses may encompass, among other things, principal trading activities as well as principal investing.
Morgan Stanley’s sales and trading, financing and principal investing businesses have acquired or invested in, and in the future may acquire or invest in, minority and/or majority control positions in equity or debt instruments of diverse public and/or private companies. Such activities may put Morgan Stanley in a position to exercise contractual, voting or creditor rights, or management or other control with respect to securities or loans of portfolio investments or other issuers, and in these instances Morgan Stanley may, in its discretion and subject to applicable law, act to protect its own interests or interests of clients, and not a MSIM Advised Vehicle’s interests.
Subject to the limitations of applicable law, a MSIM Advised Vehicle may purchase from or sell assets to, or make investments in, companies in which Morgan Stanley has or may acquire an interest, including as an owner, creditor or counterparty.
Morgan Stanley’s Investment Banking and Other Commercial Activities. Morgan Stanley advises clients on a variety of mergers, acquisitions, restructuring, bankruptcy and financing transactions. Morgan Stanley may act as an advisor to clients, including other investment funds that may compete with a MSIM Advised Vehicle and with respect to investments that a MSIM Advised Vehicle may hold. Morgan Stanley may give advice and take action with respect to any of its clients or proprietary accounts that may differ from the advice given, or may involve an action of a different timing or nature than the action taken, by a MSIM Advised Vehicle. Morgan Stanley may give advice and provide recommendations to persons competing with a MSIM Advised Vehicle and/or any of a MSIM Advised Vehicle’s investments that are contrary to the portfolio’s best interests and/or the best interests of any of its investments.

Morgan Stanley could be engaged in financial advising, whether on the buy-side or sell-side, or in financing or lending assignments that could result in Morgan Stanley’s determining in its discretion or being required to act exclusively on behalf of one or more third parties, which could limit a MSIM Advised Vehicle’s ability to transact with respect to one or more existing or potential investments. Morgan Stanley may have relationships with third-party funds, companies or investors who may have invested in or may look to invest in portfolio companies, and there could be conflicts between a MSIM Advised Vehicle’s best interests, on the one hand, and the interests of a Morgan Stanley client or counterparty, on the other hand.
To the extent that Morgan Stanley advises companies in financial restructurings outside of, prior to or after filing for protection under Chapter 11 of the U.S. Bankruptcy Code or similar laws in other jurisdictions, MSIM’s flexibility in making investments in such restructurings on a MSIM Advised Vehicle’s behalf, or participating on steering committees and other committees in connection with existing investments, may be limited.
Morgan Stanley could provide investment banking services to competitors of portfolio companies, as well as to private equity and/or private credit funds; such activities may present Morgan Stanley with a conflict of interest vis-a-vis a MSIM Advised Vehicle’s investment and may also result in a conflict in respect of the allocation of investment banking resources to portfolio companies.
To the extent permitted by applicable law, Morgan Stanley may provide a broad range of financial services to companies in which a MSIM Advised Vehicle invests, including strategic and financial advisory services, interim acquisition financing and other lending and underwriting or placement of securities, and Morgan Stanley generally will be paid fees (that may include warrants or other securities) for such services. Morgan Stanley will not share any of the foregoing interest, fees and other compensation received by it (including, for the avoidance of doubt, amounts received by MSIM) with a MSIM Advised Vehicle, and any advisory fees payable will not be reduced thereby.
Morgan Stanley may be engaged to act as a financial advisor to a company in connection with the sale of such company, or subsidiaries or divisions thereof, may represent potential buyers of businesses through its mergers and acquisition activities and may provide lending and other related financing services in connection with such transactions. Morgan Stanley’s compensation for such activities is usually based upon realized consideration and is usually contingent, in substantial part, upon the closing of the transaction. Under these circumstances, a MSIM Advised Vehicle may be precluded from participating in a transaction with or relating to the company being sold or participating in any financing activity related to merger or acquisition.
The involvement or presence of Morgan Stanley in the investment banking and other commercial activities described above (or the financial markets more broadly) may restrict or otherwise limit investment opportunities that may otherwise be available to the portfolio. For example, issuers may hire and compensate Morgan Stanley to provide underwriting, financial advisory, placement agency, brokerage services or other services and, because of limitations imposed by applicable law and regulation, a MSIM Advised Vehicle may be prohibited from buying or selling securities issued by those issuers or participating in related transactions or otherwise limited in its ability to engage in such investments.
In addition, in situations where MSIM is required to aggregate its positions with those of other Morgan Stanley business units for position limit calculations, MSIM may have to refrain from making investments due to the positions held by other Morgan Stanley business units or their clients. There may be other situations where MSIM refrains from making an investment or refrains from taking certain actions related to the management of such investment due to, among other reasons, additional disclosure obligations, regulatory requirements, policies, and reputational risk, or MSIM may limit purchases or sales of securities in respect of which Morgan Stanley is engaged in an underwriting or other distribution capacity.
Morgan Stanley’s Marketing Activities. Morgan Stanley is engaged in the business of underwriting, syndicating, brokering, administering, servicing, arranging and advising on the distribution of a wide variety of securities and other investments in which a MSIM Advised Vehicle may invest. Subject to the restrictions of the 1940 Act, including Sections 10(f) and 17(e) thereof, a MSIM Advised Vehicle may invest in transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent and receives fees or other compensation from the sponsors of such products or securities. Any fees earned by Morgan Stanley in such capacity will not be shared with MSIM or the portfolio. Certain conflicts of interest, in addition to the receipt of fees or other compensation, would be inherent in these transactions. Moreover, the interests of one of Morgan Stanley’s clients with respect to an issuer of securities in which a MSIM Advised Vehicle has an investment may be adverse to MSIM’s or a MSIM Advised Vehicle’s best interests. In conducting the foregoing activities, Morgan Stanley will be acting for its other clients and will have no obligation to act in MSIM’s or a MSIM Advised Vehicle’s best interests. Due to the restrictions of the 1940 Act, a MSIM Advised Vehicle may be restricted from participating in certain transactions in which Morgan Stanley acts as underwriter, placement agent, syndicator, broker, administrative agent, servicer, advisor, arranger or structuring agent, including transactions that would otherwise be beneficial to the portfolio.
Client Relationships. Morgan Stanley has existing and potential relationships with a significant number of corporations, institutions and individuals. In providing services to its clients, Morgan Stanley may face conflicts of interest with respect to activities recommended to or performed for such clients, on the one hand, and a MSIM Advised Vehicle, its shareholders or the entities in which the portfolio invests, on the other hand. In addition, these client relationships may present conflicts of interest in determining whether to offer certain investment opportunities to a MSIM Advised Vehicle.
In acting as principal or in providing advisory and other services to its other clients, Morgan Stanley may engage in or recommend activities with respect to a particular matter that conflict with or are different from activities engaged in or recommended by MSIM on a MSIM Advised Vehicle’s behalf.
Principal Investments. There may be situations in which a MSIM Advised Vehicle’s interests may conflict with the interests of one or more general accounts of Morgan Stanley and its affiliates or accounts managed by Morgan Stanley or its affiliates. This may occur because these accounts hold public and private debt and equity securities of many issuers which may be or become portfolio companies, or from whom portfolio companies may be acquired.
Transactions with Portfolio Companies of Affiliated Investment Accounts. The companies in which a MSIM Advised Vehicle may invest may be counterparties to or participants in agreements, transactions or other arrangements with portfolio companies or other entities of portfolio investments of Affiliated Investment Accounts (for example, a company in which a MSIM Advised Vehicle invests may retain a company in which an Affiliated Investment Account invests to provide services or may acquire an asset from such company or vice versa). Certain of these agreements, transactions and arrangements involve fees, servicing payments, rebates and/or other benefits to Morgan Stanley or its affiliates. For example, portfolio entities may, including at the encouragement of Morgan Stanley, enter into agreements regarding group procurement and/or vendor discounts. Morgan Stanley and its affiliates may also participate in these agreements and may realize better pricing or discounts as a result of the participation of portfolio entities. To the extent permitted by applicable law, certain of these agreements may provide for commissions or similar payments and/or discounts or rebates to be paid to a portfolio entity of an Affiliated Investment Account, and such payments or discounts or rebates may also be made directly to Morgan Stanley or its affiliates. Under these arrangements, a particular portfolio company or other entity may benefit to a greater degree than the other participants, and MSIM Advised Vehicles, investment vehicles and accounts (which may or may not include a MSIM Advised Vehicle) that own an interest in such entity will receive a greater relative benefit from the arrangements than MSIM Advised Vehicles, investment vehicles or accounts that do not own an interest therein. Fees and compensation received by portfolio companies of Affiliated Investment Accounts in relation to the foregoing will not be shared with a MSIM Advised Vehicle or offset advisory fees payable.
Investments in Portfolio Investments of Other Funds. To the extent permitted by applicable law, when a MSIM Advised Vehicle invests in certain companies or other entities, other funds affiliated with MSIM may have made or may be making an investment in such companies or other entities. Other funds that have been or may be managed by MSIM may invest in the companies or other entities in which a MSIM Advised Vehicle has made an investment. Under such circumstances, a MSIM Advised Vehicle and such other funds may have conflicts of interest (e.g., over the terms, exit strategies and related matters, including the exercise of remedies of their respective investments). If the interests held by a MSIM Advised Vehicle are different from (or take priority over) those held by such other funds, MSIM may be required to make a selection at the time of conflicts between the interests held by such other funds and the interests held by a MSIM Advised Vehicle.
Investments in Other MSIM Advised Vehicles or Affiliated Investment Accounts. To the extent permitted by applicable law, a MSIM Advised Vehicle may invest in a fund affiliated with MSIM or its affiliates or a fund advised by MSIM or its affiliates. In connection with any such investments, an investing portfolio, to the extent permitted by the 1940 Act, will pay all advisory, administrative and/or Rule 12b-1 fees applicable to the investment. To the extent consistent with applicable law, certain MSIM Advised Vehicles that invest in other funds managed by MSIM or its affiliates may pay advisory fees to MSIM or its affiliates that are not reduced by any fees payable by such other funds to MSIM or its affiliates as manager of such other funds (i.e., there may be fees and expenses involved in making any such investment, which would not arise in connection with the direct allocation of assets by investors in MSIM Advised Vehicles to such other funds). In such circumstances, as well as in all other circumstances in which MSIM receives any fees or other compensation in any form relating to the provision of services, no accounting or repayment to MSIM Advised Vehicles will be required.
The Affiliated Investment Accounts (including MSIM Advised Vehicles) may, individually or in the aggregate, own a substantial percentage of a MSIM Advised Vehicle. Further, MSIM, its affiliates, or another entity (i.e., a seed investor) may invest in MSIM Advised Vehicles at or near the establishment of such MSIM Advised Vehicles, which may facilitate MSIM Advised Vehicles achieving a specified size or scale. The Adviser and/or its affiliates may make payments to an investor that contributes seed capital to a MSIM Advised Vehicle. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached, and will be made from the assets of MSIM and/or such affiliates (and not the applicable portfolio). Seed investors may contribute all or a majority of the assets in a MSIM Advised Vehicle. There is a risk that such seed investors may redeem their investments in the portfolio, particularly after payments from MSIM and/or its affiliates have ceased. Such redemptions could negatively impact a MSIM Advised Vehicle’s liquidity, expenses and market price of its shares, as applicable.
Allocation of Expenses. Expenses may be incurred that are attributable to a MSIM Advised Vehicle and one or more other Affiliated Investment Accounts (including in connection with issuers in which a MSIM Advised Vehicle and such other Affiliated Investment Accounts have overlapping investments). The allocation of such expenses among such entities raises potential conflicts of interest. The Adviser and its affiliates intend to allocate such common expenses among a MSIM Advised Vehicle and any such other Affiliated Investment Accounts on a pro rata basis or in such other manner as MSIM deems to be fair and equitable or in such other manner as may be required by applicable law.
Transactions with Affiliates. The Adviser and any investment sub-adviser might purchase securities from underwriters or placement agents in which a Morgan Stanley affiliate is a member of a syndicate or selling group, as a result of which an affiliate might benefit from the purchase through receipt of a fee or otherwise. Neither MSIM nor any investment sub-adviser will purchase securities on behalf of a MSIM Advised Vehicle from an affiliate that is acting as a manager of a syndicate or selling group. Purchases by MSIM on behalf of a MSIM Advised Vehicle from an affiliate acting as a placement agent must meet the requirements of applicable law. Furthermore, Morgan Stanley may face conflicts of interest when a MSIM Advised Vehicle uses service providers affiliated with Morgan Stanley because Morgan Stanley receives greater overall fees when they are used.
Valuation of MSIM Advised Vehicles’ Investments. MSIM performs certain valuation services related to securities and other assets held by MSIM Advised Vehicles and performs such services in accordance with its valuation policies. The Adviser will face a conflict with respect to valuation of MSIM Advised Vehicles’ investments generally because of the effect of such valuations on MSIM’s fees and other compensation and performance of MSIM Advised Vehicles.
Proxy Voting by MSIM. MSIM has implemented processes designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of MSIM Advised Vehicles and to help ensure that such decisions are made in accordance with its fiduciary obligations to its clients. Notwithstanding such proxy voting processes, proxy voting decisions made by MSIM in respect of securities held by MSIM Advised Vehicles may benefit the interests of Morgan Stanley and/or accounts other than MSIM Advised Vehicles. Further, MSIM may make different proxy voting decisions in respect of the same security held by clients with different investment objectives or strategies.
Potential Conflict of Interest Related to Use of Sub-Advisers and Delegates. To the extent MSIM to an engages affiliated sub-advisers or delegates for a MSIM Advised Vehicle, MSIM generally expects to compensate the sub-adviser or delegate out of the advisory fee it receives from the MSIM Advised Vehicle, which creates an incentive for MSIM to select affiliated sub-adviser(s) or delegate(s). In addition, a sub-adviser or delegate may have interests and relationships that create actual or potential conflicts of interest related to their management of a MSIM Advised Vehicle assets allocated to or managed by the sub-adviser. These conflicts may be similar to or different from the conflicts described herein related to Morgan Stanley and its investment advisory affiliates. For additional information about potential conflicts of interest for each sub-adviser(s) can be found in the relevant sub-adviser’s Form ADV. A copy of Part 1 and Part 2 of a sub-adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Electronic Communication Networks and Alternative Trading Systems. MSIM’s affiliate(s) have ownership interests in and/or board seats on electronic communication networks (“ECNs”) or other alternative trading systems (“ATSs”). In certain instances, MSIM’s affiliate(s) could be deemed to control one or more of such ECNs or ATSs based on the level of such ownership interests and whether such affiliates are represented on the board of such ECNs or ATSs. Consistent with its fiduciary obligation to seek best execution, MSIM may, from time to time, directly or indirectly, effect client trades through ECNs or other ATSs in which the Firm’s affiliates have or could acquire an interest or board seat. These affiliates might receive an indirect economic benefit based upon their ownership in the ECNs or other ATSs. MSIM will, directly or indirectly, execute through an ECN or other ATSs in which an affiliate has an interest only in situations where Morgan Stanley or the broker dealer through whom it is accessing the ECN or ATS reasonably believes such transaction will be in the best interest of its clients and the requirements of applicable law have been satisfied.
General Process for Potential Conflicts. All of the transactions described above involve the potential for conflicts of interest between MSIM, related persons of MSIM and/or their clients. The Advisers Act of 1940, as amended, the Investment Company Act of 1940, as amended, and the Employee Retirement Income Security Act of 1974 impose certain requirements designed to decrease the possibility of conflicts of interest between an investment adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. In addition, MSIM has instituted policies and procedures designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. MSIM seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client.
Compensation
Portfolio Manager Compensation Structure
Morgan Stanley’s compensation structure is based on a total reward system of base salary and incentive compensation, which is paid either in the form of cash bonus, or for employees meeting the specified deferred compensation eligibility threshold, partially as a cash bonus and partially as mandatory deferred compensation. Deferred compensation granted to Investment Management employees are generally granted as a mix of deferred cash awards under the Investment Management Alignment Plan (IMAP) and equity-based awards in the form of stock units. The portion of incentive compensation granted in the form of a deferred compensation award and the terms of such awards are determined annually by the Compensation, Management Development and Succession Committee of the Morgan Stanley Board of Directors.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.
Incentive compensation. In addition to base compensation, portfolio managers may receive discretionary year-end compensation.
Incentive compensation may include:
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Cash Bonus.
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Deferred Compensation:
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A mandatory program that defers a portion of incentive compensation into restricted stock units or other awards based on Morgan Stanley common stock or other plans that are subject to vesting and other conditions.
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IMAP is a cash-based deferred compensation plan designed to increase the alignment of participants’ interests with the interests of the Advisor’s clients. For eligible employees, a portion of their deferred compensation is mandatorily deferred into IMAP on an annual basis. Awards granted under IMAP are notionally invested in referenced funds available pursuant to the plan, which are funds advised by MSIM and its affiliates that are investment advisers. Portfolio managers are required to notionally invest a minimum of 40% of their account balance in the designated funds that they manage and are included in the IMAP notional investment fund menu.
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Deferred compensation awards are typically subject to vesting over a multi-year period and are subject to cancellation through the payment date for competition, cause (i.e., any act or omission that constitutes a breach of obligation to the Company, including failure to comply with internal compliance, ethics or risk management standards, and failure or refusal to perform duties satisfactorily, including supervisory and management duties), disclosure of proprietary information, and solicitation of employees or clients. Awards are also subject to clawback through the payment date if an employee’s act or omission (including with respect to direct supervisory responsibilities) causes a restatement of the Firm’s consolidated financial results, constitutes a violation of the Firm’s global risk management principles, policies and standards, or causes a loss of revenue associated with a position on which the employee was paid and the employee operated outside of internal control policies.
MSIM compensates employees based on principles of pay-for-performance, market competitiveness and risk management. Eligibility for, and the amount of any, discretionary compensation is subject to a multi-dimensional process. Specifically, consideration is given to one or more of the following factors, which can vary by portfolio management team and circumstances:
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Revenue and profitability of the business and/or each fund/account managed by the portfolio manager
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Revenue and profitability of the Firm
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Return on equity and risk factors of both the business units and Morgan Stanley
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Assets managed by the portfolio manager
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External market conditions
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New business development and business sustainability
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Contribution to client objectives
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Team, product and/or MSIM and its affiliates that are investment advisers performance
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The pre-tax investment performance of the funds/accounts managed by the portfolio manager (which may, in certain cases, be measured against the applicable benchmark(s) and/or peer group(s) over one, three and five-year periods)
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Individual contribution and performance
Further, the Firm’s Global Incentive Compensation Discretion Policy requires compensation managers to consider only legitimate, business related factors when exercising discretion in determining variable incentive compensation, including adherence to Morgan Stanley’s core values, conduct, disciplinary actions in the current performance year, risk management and risk outcomes.
Other Accounts Managed by the Portfolio Managers
Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser and/or Sub- Advisers may receive fees from certain accounts that are higher than the fee it receives from the portfolio, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the portfolio. In addition, a conflict of interest could exist to the extent the Adviser and/or Sub-Advisers have proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Adviser’s and/or Sub-Advisers’ employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Adviser and/or Sub-Advisers manage accounts that engage in short sales of securities of the type in which the portfolio invests, the Adviser and/or Sub-Advisers could be seen as harming the performance of the portfolio for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Adviser and/or Sub-Advisers have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

PGIM Quantitative Solutions LLC (“PQS”)
Transamerica Market Participation Strategy VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number*	Assets Managed	Number*	Assets Managed	Number*	Assets Managed
Joel Kallman, CFA	31	$45.54 billion	1	$82.61 million	9	$757.56 million
Edward J. Tostanoski III, CFA	38	$45.98 billion	2	$127.04 million	1	$159.27 million
Devang Gambhirwala	66	$19.55 billion	3	$407.95 million	44	$6.41 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Joel Kallman, CFA	0	$0	0	$0	0	$0
Edward J. Tostanoski III, CFA	0	$0	0	$0	0	$0
Devang Gambhirwala	0	$0	0	$0	4	$569.34 million
*
Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).
“PGIM Quantitative Solutions Registered Investment Companies” includes mutual fund accounts and exchanged traded fund accounts. PGIM Quantitative Solutions may manage multiple accounts for a single Registered Investment Company. Each such account is included in the number of “Registered Investment Companies” noted above. “PGIM Quantitative Solutions LLC Other Pooled Investment Vehicles” includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. “PGIM Quantitative Solutions LLC Other Accounts” includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.
Conflict of Interest
Like other investment advisers, PQS is subject to various conflicts of interest in the ordinary course of its business. PQS strives to identify potential risks, including conflicts of interest, that are inherent in its business, and conducts annual conflict of interest reviews. When actual or potential conflicts of interest are identified, PQS seeks to address such conflicts through one or more of the following methods:
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Elimination of the conflict;
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Disclosure of the conflict; or
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Management of the conflict through the adoption of appropriate policies and procedures.
PQS follows Prudential Financial’s policies on business ethics, personal securities trading, and information barriers. PQS has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PQS cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict may arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest
Side-by-side management of multiple accounts can create incentives for PQS to favor one account over another. Examples are detailed below, followed by a discussion of how PQS addresses these conflicts.
Asset-Based Fees vs. Performance-Based Fees; Other Fee Considerations. PQS manages accounts with asset-based fees alongside accounts with performance-based fees. Asset-based fees are calculated based on the value of a client’s portfolio at periodic measurement dates or over specified periods of time. Performance-based fees are generally based on a share of the total return of a portfolio, and may offer greater upside potential to PQS than asset-based fees, depending on how the fees are structured. This side-by-side management could create an incentive for PQS to favor one account over another. Specifically, PQS could have the incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees. In addition, since fees are negotiable, one client may be paying a higher fee than another client with similar investment objectives or goals. In negotiating fees, PQS takes into account a number of factors including, but not limited to, the investment strategy, the size of a portfolio being managed, the relationship with the client, and the required level of service. Fees may also differ based on account type. For example, fees for commingled vehicles, including those that PQS subadvises, may differ from fees charged for single client accounts.
Long Only/Long-Short Accounts. PQS manages accounts that only allow it to hold securities long as well as accounts that permit short selling. PQS may, therefore, sell a security short in some client accounts while holding the same security long in other client accounts, creating the possibility that PQS is taking inconsistent positions with respect to a particular security in different client accounts.
Compensation/Benefit Plan Accounts/Other Investments by Investment Professionals. PQS manages certain funds and strategies whose performance is considered in determining long-term incentive plan benefits for certain investment professionals. Investment professionals involved in the management of accounts in these strategies have an incentive to favor them over other accounts they manage in order to increase their compensation. Additionally, PQS’s investment professionals may have an interest in funds in those strategies if the funds are chosen as options in their 401(k) or deferred compensation plans offered by Prudential or if they otherwise invest in those funds directly.
Affiliated Accounts. PQS manages accounts on behalf of its affiliates as well as unaffiliated accounts. PQS could have an incentive to favor accounts of affiliates over others.
Non-Discretionary Accounts or Model Portfolios. PQS provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. When PQS manages accounts on a non-discretionary basis, the investment team will typically deliver a model portfolio to a non-discretionary client at or around the same time as executing discretionary trades in the same strategy. The non-discretionary clients may be disadvantaged if PQS delivers the model investment portfolio to them after it initiates trading for the discretionary clients, or vice versa.
Large Accounts/Higher Fee Strategies. Large accounts typically generate more revenue than do smaller accounts and certain strategies have higher fees than others. As a result, a portfolio manager has an incentive when allocating investment opportunities to favor accounts that pay a higher fee or generate more income for PQS.
Securities of the Same Kind or Class. PQS sometimes buys or sells, or directs or recommends that a client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PQS’s trade execution in each case is driven by its consideration of a variety of factors as we seek the most advantageous terms reasonably attainable in the circumstances. PQS may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, or not trade in any other account. Opposite way trades are generally due to differences in investment strategy, portfolio composition, or client direction.
How PQS Addresses These Conflicts of Interest
The conflicts of interest described above with respect to different types of side-by-side management could influence PQS’s allocation of investment opportunities as well as its timing, aggregation and allocation of trades. PQS has developed policies and procedures designed to address these conflicts of interest. PQS’s Conflicts of Interest and related policies stress that investment decisions are to be made in accordance with the fiduciary duties owed to each account without giving consideration to PQS or PQS personnel's pecuniary, investment or other financial interests.
In keeping with its fiduciary obligations, PQS’s policies with respect to allocation and aggregation are to treat all of its accounts fairly and equitably over time. PQS’s investment strategies generally require that PQS invest its clients’ assets in securities that are publicly traded. PQS generally does not participate in initial public offerings. PQS’s investment strategies are team managed, reducing the likelihood that one would be favored over other portfolios managed by the team. These factors reduce the risk that PQS could favor one client over another in the allocation of investment opportunities. PQS’s compliance procedures with respect to these policies include independent reviews by its compliance unit of the timing, allocation and aggregation of trades, allocation of investment opportunities and the performance of similarly managed accounts. These procedures are designed to detect patterns and anomalies in PQS’s side-by-side management and trading so that PQS may take measures to correct or improve its processes. PQS’s Trade Management Oversight Committee, which consists of senior members of PQS’s management team, reviews, among other things, trading patterns, execution impact on client accounts and broker performance, on a periodic basis.
PQS rebalances portfolios periodically with frequencies that vary with market conditions and investment objectives and may differ across portfolios in the same strategy based on variations in portfolio characteristics and constraints. PQS may choose to aggregate trades for multiple portfolios rebalanced on any given day, where appropriate and consistent with its duty of best execution. Orders are generally allocated at the time of the transaction or as soon as possible thereafter, on a pro rata basis equal to each account’s appetite for the issue when such appetite can be determined.
With respect to PQS’s management of long-short and long only accounts, the security weightings (positive or negative) in each account are typically determined by a quantitative algorithm. An independent review is performed by the compliance unit to assess whether any such positions would represent a departure from the quantitative algorithm used to derive the positions in each portfolio. PQS’s review is intended to identify situations where PQS would seem to have conflicting views of the same security in different portfolios although such views may actually be reasonable due to differing portfolio constraints.
PQS’s Relationships with Affiliates and Related Conflicts of Interest
As an indirect wholly-owned subsidiary of Prudential Financial, PQS is part of a diversified, global financial services organization. PQS is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.

Conflicts Related to PQS’s Affiliations
Conflicts Arising Out of Legal Restrictions. PQS may be restricted by law, regulation or contract as to how much, if any, of a particular security it may purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes, these restrictions may apply as a result of PQS’s relationship with Prudential Financial and its other affiliates. For example, PQS’s holdings of a security on behalf of its clients are required under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. Prudential tracks these aggregate holdings and PQS may restrict purchases, sell existing investments, or otherwise restrict, forego or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PQS, Prudential or PQS’s clients if such thresholds are exceeded. In addition, PQS could receive material, non-public information with respect to a particular issuer from an affiliate and, as a result, be unable to execute purchase or sale transactions in securities of that issuer for its clients. PQS is generally able to avoid receiving material, non-public information from its affiliates by maintaining information barriers to prevent the transfer of information between affiliates. PQS’s trading of Prudential Financial common stock for its clients' portfolios also presents a conflict of interest and, consequently, PQS does so only when permitted by its clients.
The Fund may be prohibited from engaging in transactions with its affiliates even when such transactions may be beneficial for the Fund. Certain affiliated transactions are permitted in accordance with procedures adopted by the Fund and reviewed by the independent board members of the Fund.
Conflicts Related to PQS’s Financial Interests and the Financial Interests of PQS’s Affiliates
PQS, Prudential Financial, Inc., The Prudential Insurance Company of America (PICA) and other affiliates of PQS have financial interests in, or relationships with, companies whose securities PQS holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PQS or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PQS on behalf of its client accounts. For example, PQS invests in the securities of one or more clients for the accounts of other clients. PQS’s affiliates sell various products and/or services to certain companies whose securities PQS purchases and sells for its clients. PQS’s affiliates hold public and private debt and equity securities of a large number of issuers. PQS invests in some of the same issuers for its client accounts but at different levels in the capital structure. For instance, PQS may invest client assets in the equity of companies whose debt is held by an affiliate. Certain of PQS’s affiliates (as well as directors of PQS’s affiliates) are officers or directors of issuers in which PQS invests from time to time. These issuers may also be service providers to PQS or its affiliates. In general, conflicts related to the financial interests described above are addressed by the fact that PQS makes investment decisions for each client independently considering the best economic interests of such client.
Certain of PQS’s employees may offer and sell securities of, and units in, commingled funds that PQS manages or subadvises. Employees may offer and sell securities in connection with their roles as registered representatives of Prudential Investment Management Services LLC (a broker-dealer affiliate), or as officers, agents, or approved persons of other affiliates. There is an incentive for PQS’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to PQS. In addition, although sales commissions are not paid for such activities, such sales could result in increased compensation to the employee. To mitigate this conflict, PQS performs suitability checks on new clients as well as on an annual basis with respect to all clients.
Conflicts Related to Long-Term Compensation. A portion of the long-term incentive grant of some of PQS’s investment professionals will increase or decrease based on the performance of several of PQS’s strategies over defined time periods. Consequently, some of PQS’s portfolio managers from time to time have financial interests in the accounts they advise. To address potential conflicts related to these financial interests, PQS has procedures, including supervisory review procedures, designed to verify that each of its accounts is managed in a manner that is consistent with PQS’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. Specifically, PQS’s Chief Investment Officer will perform a comparison of trading costs between the accounts in the strategies whose performance is considered in connection with the long-term incentive grant and other accounts, to verify that such costs are consistent with each other or otherwise in line with expectations. The results of the analysis are discussed at a meeting of PQS’s Trade Management Oversight Committee.
Conflicts Related to Service Providers. PQS retains third party advisors and other service providers to provide various services for PQS as well as for funds that PQS manages or subadvises. A service provider may provide services to PQS or one of its funds while also providing services to PQS, Inc. (PQS) other PQS-advised funds, or affiliates of PQS, and may negotiate rates in the context of the overall relationship. PQS may benefit from negotiated fee rates offered to its funds and vice-versa. There is no assurance, however, that PQS will be able to obtain advantageous fee rates from a given provider negotiated by its affiliates based on their relationship with the service provider, or that it will know of such negotiated fee rates.
Conflicts of Interest in the Voting Process

Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client or affiliate of PQS. When PQS identifies an actual or potential conflict of interest between PQS and its clients or affiliates, PQS votes in accordance with the policy of its proxy voting advisor rather than its own policy. In that manner, PQS seeks to maintain the independence and objectivity of the vote.
Compensation
PQS investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and an annual long-term incentive grant. PQS regularly utilizes third party surveys to compare its compensation program against leading asset management firms to monitor competitiveness.
An investment professional’s incentive compensation, including both the annual cash bonus and long-term incentive grant, is largely driven by a person’s contribution to PQS’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person’s qualitative contributions to the organization. An investment professional’s long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is based on the performance of certain PGIM Quantitative Solutions strategies, and (ii) 20% of the value of the grant consists of restricted stock of Prudential Financial, Inc. (PGIM Quantitative Solutions’ ultimate parent company). Both such values are subject to increase or decrease. The long-term incentive grants are subject to vesting requirements. The incentive compensation of each investment professional is not based solely or directly on the performance of the Fund (or any other individual account managed by PQS) or the value of the assets of the Fund (or any other individual account managed by PQS).
The annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance of composites representing PQS’s various investment strategies on a 1-year and 3-year basis relative to appropriate market peer groups and the indices against which PQS’s strategies are managed, and 2) business results as measured by PQS’s pre-tax income.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

PineBridge Investments LLC (“PineBridge”)
Transamerica PineBridge Inflation Opportunities VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Robert A. Vanden Assem, CFA	5	$1.66 billion	13	$5.21 billion	17	$5.94 billion
Roberto Coronado	2	$423 million	3	$1.14 million	2	$136 million
Gunter H. Seeger	2	$423 million	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Robert A. Vanden Assem, CFA	0	$0	0	$0	3	$849 million
Roberto Coronado	0	$0	0	$0	0	$0
Gunter H. Seeger	0	$0	0	$0	0	$0
Conflict of Interest
PineBridge recognizes that it may be subject to a conflict of interest with respect to allocations of investment opportunities and transactions among its clients. To mitigate these conflicts, PineBridge’s policies and procedures seek to provide that investment decisions are made in accordance with the fiduciary duties owed to such accounts and without consideration of PineBridge’s economic, investment or other financial interests. Personal securities transactions by an employee may raise a potential conflict of interest when an employee trades in a security that is considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client, in that the employee may be able to personally benefit from prior knowledge of transactions for a client by trading in a personal account. PineBridge has policies to address potential conflicts of interest when its employees buy or sell securities also bought or sold for clients. Under certain circumstances, conflicts may arise in cases where different clients of PineBridge invest in different parts of a single issuer’s capital structure, including circumstances in which one or more PineBridge clients may own private securities or obligations of an issuer and other PineBridge clients may own public securities of the same issuer. Such conflicts of interest will be discussed and resolved on a case-by-case basis and will take into consideration the interest of the relevant clients, the circumstances giving rise to the conflict, and applicable regulations. For a more detailed discussion of conflicts of interest, please refer to PineBridge Investments LLC’s Form ADV Part 2.
Compensation
PineBridge’s compensation philosophy is one of differentiation, alignment, and pay-for-performance with annual incentive compensation varying based on individual, team and firm performance. In addition to a base salary, which is consistent with regional market levels for the retention of superior staff, professionals’ incentives are as follows:
Bonus compensation for professionals is based on a discretionary plan combined with the overall performance of the firm. The discretionary bonus incentive plan consists of a cash bonus paid annually, with bonus amounts over a certain threshold deferred on a sliding scale, ranging between 20-50%; these deferrals vest in one-third increments over a 3-year period. Key Portfolio Managers participate in our Portfolio Aligned Bonus Program whereby one third of their unvested cash bonus deferral earns a market rate of interest, one-third tracks the performance of their key funds, and one third tracks the PineBridge Multi-Asset strategy managed by multiple PineBridge investment teams to encourage cross investment team collaboration. In addition to the cash bonus deferral plan, key individuals also participate in the firm's Long-term Incentive Program, granted in the form of Performance Units; the Long-Term Incentive Performance Unit Plan vests on a 3-year cliff vesting schedule.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any securities of the portfolio(s).

ProFund Advisors LLC (“ProFund”)
Transamerica ProFund UltraBear VP
Portfolio Manager	Registered Investment Companies[1]		Other Pooled Investment Vehicles[2]		Other Accounts[3]
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Michael Neches	173	$84.23 billion	0	$0	1	$9.19 million
Devin Sullivan	94	$78.03 billion	0	$0	1	$9.19 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Michael Neches	0	$0	0	$0	0	$0
Devin Sullivan	0	$0	0	$0	0	$0
1 Includes ProFunds, Access Funds, and ETFs
2 ProShares Trust II Assets
3 Sub-Advised ETFs
Conflict of Interest
Portfolio managers are generally responsible for multiple investment company accounts. As further described below, certain inherent conflicts of interest arise from the fact that portfolio managers have responsibility for multiple accounts, including conflicts relating to the allocation of investment opportunities. Listed above for each portfolio manager are the number and type of accounts managed or overseen by each team on which each portfolio manager acts, as of December 31, 2025.
In the course of providing advisory services, the sub-adviser may simultaneously recommend the sale of a particular security for one account while recommending the purchase of the same security for another account if such recommendations are consistent with each client’s investment strategies. The sub-adviser also may recommend the purchase or sale of securities that may also be recommended by ProShare Advisors LLC, an affiliate of the sub-adviser.
The sub-adviser, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the sub-adviser’s clients, such as the portfolio. Thus, the sub-adviser may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The sub-adviser may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.
In addition, the sub-adviser, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the sub-adviser may buy or sell securities or other instruments that the sub-adviser has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the sub-adviser’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The sub-adviser has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.
Any “access person” of the sub-adviser (as defined under the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”)) may make security purchases, subject to the terms of the sub-adviser’s Code of Ethics, that are consistent with the requirements of Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act.
The sub-adviser and its affiliated persons may come into possession from time to time of material nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the sub-adviser and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the sub-adviser. Accordingly, should the sub-adviser or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the sub-adviser and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.
Compensation
ProFund believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. The compensation package for portfolio managers consists of a fixed-base salary, an annual incentive bonus opportunity and a competitive benefits package. A portfolio manager’s salary compensation is designed to be competitive with the marketplace and reflect a portfolio manager’s relative experience and contribution to the firm. Fixed-base salary compensation is reviewed and adjusted annually to reflect increases in the cost of living and market rates. The annual incentive bonus opportunity provides cash bonuses based upon the firm’s overall performance and individual contributions. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount. Portfolio managers are eligible to participate in the firm’s standard employee benefits programs, which include a competitive 401(k) retirement savings program with employer match, life insurance coverage, and health and welfare programs.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Sands Capital Management, LLC (“Sands Capital”)
Transamerica International Focus VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Danielle J. Menichella, CFA	1	$103.9 million	6	$3.79 billion	9	$453.1 million
Michael F. Raab, CFA	0	$0	5	$3.98 billion	3	$33.4 million
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Danielle J. Menichella, CFA	0	$0	0	$0	0	$0
Michael F. Raab, CFA	0	$0	0	$0	0	$0
Conflicts of Interest
Because portfolio managers may manage multiple accounts for multiple clients, conflicts of interest may arise in connection with the portfolio managers’ management of the portfolio’s investments on the one hand and the investments of other clients on the other hand. For example, conflicts of interest could result from a portfolio manager’s management of multiple accounts for multiple clients, the execution and allocation of investment opportunities, the use of brokerage commission to obtain research, and personal trading by firm employees. Sands Capital has addressed these conflicts by developing policies and procedures it believes are reasonably designed to treat all clients in a fair and equitable manner over time. Sands Capital’s policies and procedures address such issues as execution of portfolio transactions, aggregation, and allocation of trades, directed brokerage, and the use of brokerage commissions. Additionally, Sands Capital maintains a Code of Ethics and Insider Trading Policies and Procedures that address rules on personal trading and insider information.
For a more detailed description of potential conflicts of interest, please refer to the language from Sands Capital’s ADV Part 2A.
Compensation
Compensation for Sands Capital’s investment professionals is comprised of a salary competitive in the industry, an annual qualitative bonus based on subjective review of the employees’ overall contribution, and a standard profit-sharing plan and 401(k) plan. Additional incentives include equity participation. The investment professionals also participate in an investment results bonus. The investment results bonus is calculated from the pre-tax performance variance of the Sands Capital composite returns and their respective benchmarks over 1, 3, and 5 year periods, weighted towards the 3 and 5 year results.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

SSGA Funds Management, Inc. (“SSGA FM”)
Transamerica MSCI EAFE Index VP
Portfolio Manager	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Emiliano Rabinovich, CFA	142	$1.54 trillion	373	$1.18 trillion	461	$647.27 billion
Keith Richardson	142	$1.54 trillion	373	$1.18 trillion	461	$647.27 billion
Karl Schneider	142	$1.54 trillion	373	$1.18 trillion	461	$647.27 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Emiliano Rabinovich, CFA	0	$0	0	$0	0	$0
Keith Richardson	0	$0	0	$0	0	$0
Karl Schneider	0	$0	0	$0	0	$0
*Accounts are managed on a team basis.
Transamerica S&P 500 Index VP
Portfolio Manager	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Keith Richardson	142	$1.54 trillion	373	$1.18 trillion	461	$647.27 billion
Karl Schneider	142	$1.54 trillion	373	$1.18 trillion	461	$647.27 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Keith Richardson	0	$0	0	$0	0	$0
Karl Schneider	0	$0	0	$0	0	$0
*Accounts are managed on a team basis.
Conflict of Interest
A portfolio manager that has responsibility for managing more than one account may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Funds. Those conflicts could include preferential treatment of one account over others in terms of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or of investment opportunities.
Portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally allocate to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio managers may also manage accounts whose objectives and policies differ from that of the Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while a Fund maintained its position in that security.
A potential conflict may arise when the portfolio managers are responsible for accounts that have different advisory fees—the difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee, as applicable. Another potential conflict may arise when the portfolio manager has a personal investment in one or more accounts that participate in transactions with other accounts. His or her personal investment(s) may create an incentive for the portfolio manager to favor one account over another. SSGA FM has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, SSGA FM and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to provide a fair and equitable allocation. With respect to conflicts arising from personal investments, all employees, including portfolio managers, must comply with personal trading controls established by each of SSGA FM's and the SSGA Trusts' Code of Ethics.
Brokerage Transactions
All portfolio transactions are placed on behalf of a Fund by SSGA FM. Purchases and sales of securities on a securities exchange are affected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over-the-counter orders (e.g., fixed-income securities) because the Funds pay a spread which is included in the cost of the security and represents the difference between the dealer’s quoted price at which it is willing to sell the security and the dealer’s quoted price at which it is willing to buy the security. When a Fund executes an over-the-counter order with an electronic communications network or an alternative trading system, a commission is charged by such electronic communications networks and alternative trading systems as they execute such orders on an agency basis. Securities may be purchased from underwriters at prices that include underwriting fees.
In placing a portfolio transaction, SSGA FM seeks to achieve best execution. SSGA FM’s duty to seek best execution requires SSGA FM to take reasonable steps to obtain for the client as favorable an overall result as possible for Fund portfolio transactions under the circumstances, taking into account various factors that are relevant to the particular transaction.
SSGA FM refers to and selects from the list of approved trading counterparties maintained by the SSGA FM’s Credit Risk Management team. In selecting a trading counterparty for a particular trade, SSGA FM seeks to weigh relevant factors including, but not limited to the following:
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Prompt and reliable execution;
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The competitiveness of commission rates and spreads, if applicable;
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The financial strength, stability and/or reputation of the trading counterparty;
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The willingness and ability of the executing trading counterparty to execute transactions (and commit capital) of size in liquid and illiquid markets without disrupting the market for the security;
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Local laws, regulations or restrictions;
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The ability of the trading counterparty to maintain confidentiality;
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The availability and capability of execution venues, including electronic communications networks for trading and execution management systems made available to SSGA FM;
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Market share;
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Liquidity;
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Price;
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Execution related costs;
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History of execution of orders;
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Likelihood of execution and settlement;
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Order size and nature;
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Clearance and settlement capabilities, especially in high volatility market environments;
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Availability of lendable securities;
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Sophistication of the trading counterparty’s trading capabilities and infrastructure/facilities;
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The operational efficiency with which transactions are processed and cleared, taking into account the order size and complexity;
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Speed and responsiveness to SSGA FM;
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Access to secondary markets;
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Counterparty exposure; and
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Depending upon the circumstances, the Adviser may take other relevant factors into account if the Adviser believes that these are important in taking all sufficient steps to obtain the best possible result for execution of the order.
In selecting a trading counterparty, the price of the transaction and costs related to the execution of the transaction typically merit a high relative importance, depending on the circumstances. SSGA FM does not necessarily select a trading counterparty based upon price and costs but may take other relevant factors into account if it believes that these are important in taking reasonable steps to obtain the best possible result for a Fund under the circumstances. Consequently, SSGA FM may cause a client to pay a trading counterparty more than another trading counterparty might have charged for the same transaction in recognition of the value and quality of the brokerage services provided. The following matters may influence the relative importance that SSGA FM places upon the relevant factors:
(i) The nature and characteristics of the order or transaction. For example, size of order, market impact of order, limits, or other instructions relating to the order;
(ii) The characteristics of the financial instrument(s) or other assets which are the subject of that order. For example, whether the order pertains to an equity, fixed-income, derivative or convertible instrument;
(iii) The characteristics of the execution venues to which that order can be directed, if relevant. For example, availability and capabilities of electronic trading systems;
(iv) Whether the transaction is a ‘delivery versus payment’ or ‘over-the-counter’ transaction. The creditworthiness of the trading counterparty, the amount of existing exposure to a trading counterparty and trading counterparty settlement capabilities may be given a higher relative importance in the case of ‘over-the-counter’ transactions; and/or
(v) Any other circumstances that SSGA FM believes are relevant at the time.
The process by which trading counterparties are selected to effect transactions is designed to exclude consideration of the sales efforts conducted by broker-dealers in relation to the Funds.
SSGA FM does not currently use the Funds’ assets in connection with third-party soft dollar arrangements. While SSGA FM does not currently use “soft” or commission dollars paid by the Funds for the purchase of third-party research, SSGA FM reserves the right to do so in the future.
Compensation
State Street Investment Management's (“State Street IM”) culture is complemented and reinforced by a total rewards strategy that is based on a pay for performance philosophy which seeks to offer a competitive pay mix of base salary, benefits, cash incentives and deferred compensation.
Salary is based on a number of factors, including external benchmarking data and market trends, and performance both at the business and individual level. State Street IM's Global Human Resources department regularly participates in compensation surveys in order to provide State Street IM with market-based compensation information that helps support individual pay decisions.
Additionally, subject to State Street and State Street IM business results, an incentive pool is allocated to State Street IM to reward its employees. The size of the incentive pool for most business units is based on the firm's overall profitability and other factors, including performance against risk-related goals. For most State Street IM investment teams, State Street IM recognizes and rewards performance by linking annual incentive decisions for investment teams to the firm's or business unit's profitability and business unit investment performance over a multi-year period.
Incentive pool funding for most active investment teams is driven in part by the post-tax investment performance of fund(s) managed by the team versus the return levels of the benchmark index(es) of the fund(s) on a one-, three- and, in some cases, five-year basis. For most active investment teams, a material portion of incentive compensation for senior staff is deferred over a four-year period into the State Street Investment Management Long-Term Incentive (“State Street Investment Management LTI”) program. For these teams, the State Street Investment Management LTI program indexes the performance of these deferred awards against the post-tax investment performance of fund(s) managed by the team. This is intended to align State Street IM's investment team's compensation with client interests, both through annual incentive compensation awards and through the long-term value of deferred awards in the State Street Investment Management LTI program.
For the index equity investment team, incentive pool funding is driven in part by the post-tax 1 and 3-year tracking error of the funds managed by the team against the benchmark indexes of the funds.
The discretionary allocation of the incentive pool to the business units within State Street IM is influenced by market-based compensation data, as well as the overall performance of each business unit. Individual compensation decisions are made by the employee's manager, in conjunction with the senior management of the employee's business unit. These decisions are based on the overall performance of the employee and, as mentioned above, on the performance of the firm and business unit. Depending on the job level, a portion of the annual incentive may be awarded in deferred compensation, which may include cash and/or Deferred Stock Awards (State Street stock), which typically vest over a four-year period. This helps to retain staff and further aligns State Street IM employees' interests with State Street IM clients' and shareholders' long-term interests.
State Street IM recognizes and rewards outstanding performance by:

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Promoting employee ownership to connect employees directly to the company's success.
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Using rewards to reinforce mission, vision, values and business strategy.
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Seeking to recognize and preserve the firm's unique culture and team orientation.
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Providing all employees the opportunity to share in the success of State Street IM.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Systematic Financial Management, L.P. (“Systematic”)
Transamerica Small/Mid Cap Value VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kenneth W. Burgess, CFA	2	$345 million	2	$91 million	171	$3.32 billion
Rick Plummer, CFA	2	$345 million	2	$91 million	171	$3.32 billion
W. Ryan Wick, CFA	2	$345 million	2	$91 million	171	$3.32 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kenneth W. Burgess, CFA	0	$0	0	$0	1	$228 million
Rick Plummer, CFA	0	$0	0	$0	1	$228 million
W. Ryan Wick, CFA	0	$0	0	$0	1	$228 million
Conflict of Interest
Portfolio managers of Systematic Financial Management, LP (“Systematic”) oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. The simultaneous management of these diverse accounts and specific client circumstances may create perceived conflicts of interest related to differences in the investment management fees charged and unequal time and attention devoted to certain accounts. However, Systematic recognizes its affirmative duty to treat all accounts fairly and equitably over time and maintains a series of controls in furtherance of this goal.
Generally, portfolio managers apply investment decisions to all accounts utilizing a particular strategy on a pro rata basis, while also accounting for varying client circumstances, including client objectives and preferences, instructions, restrictions, account size, cash availability and current specific needs. Nevertheless, during the normal course of managing assets for multiple clients of different types and asset levels, portfolio managers may encounter conflicts of interest that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve, without limitation, investment security selection, employee personal securities trading, proxy voting and the allocation of investment opportunities. To mitigate these potential conflicts and ensure its clients are not negatively impacted by the adverse actions of Systematic or its employees, Systematic has implemented a series of policies and procedures that are overseen by compliance professionals and, in Systematic’s view, reasonably designed to prevent and detect conflicts.
For example, Systematic’s Code of Ethics restricts employees’ personal securities trading, forbids employees from giving, soliciting or accepting inappropriate gifts and entertainment and requires employees to receive explicit approval prior to serving as a board member or officer of a public company or rendering outside investment advice. Additionally, to effectively remove conflicts of interest related to voting proxies for accounts that have delegated such authority to Systematic, Systematic has a Proxy Voting Policy that provides for an independent third-party proxy voting agent, which agent’s pre-determined voting policy guidelines Systematic has adopted. Systematic’s Allocation and Aggregation and Trade Error Correction policies similarly seek to reduce potential conflicts of interest by promoting the fair and equitable allocation of investment opportunities among client accounts over time and the consistent resolution of trading errors.
Notably, Affiliated Managers Group, Inc. (NYSE: AMG), a publicly traded asset management company, holds its equity interest in Systematic through its holding companies Titan NJ LP Holdings LLC and Titan NJ GP Holdings, Inc. Systematic operates independently as a separate, autonomous affiliate of AMG, which has equity investments in a group of investment management firms including Systematic. The AMG Affiliates do not formulate advice for Systematic’s clients and do not, in Systematic’s view, present any potential conflict of interest with Systematic’s clients.
Compensation
The compensation package for portfolio managers Kenneth Burgess, CFA, Rick Plummer, CFA and W. Ryan Wick, CFA consists of a fixed base salary and a share of Systematic’s revenues. Total compensation is influenced by Systematic’s overall revenues and therefore is based in part on the aggregate performance of all of Systematic’s portfolios. Portfolio managers are not compensated solely on the basis of the performance of, or the value of assets held in, any product managed by Systematic. Moreover, the portfolio managers are provided with a benefits package, including health insurance, and participation in a company 401(K) plan, comparable to that received by other Systematic employees.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Thompson, Siegel & Walmsley LLC (“TSW”)
Transamerica Small/Mid Cap Value VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
R. Michael Creager, CFA	4	$1.62 billion	1	$134.7 billion	17	$1.44 billion
Brett P. Hawkins, CFA	5	$1.66 billion	3	$224.5 billion	28	$2.25 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
R. Michael Creager, CFA	0	$0	0	$0	0	$0
Brett P. Hawkins, CFA	0	$0	0	$0	0	$0
Transamerica TSW International Equity VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Brandon H. Harrell, CFA	5	$6.96 billion	4	$1.74 billion	11	$4.03 billion
Stedman D. Oakey, CFA	5	$6.96 billion	4	$1.74 billion	11	$4.03 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Brandon H. Harrell, CFA	0	$0	0	$0	0	$0
Stedman D. Oakey, CFA	0	$0	0	$0	0	$0
Transamerica TSW Mid Cap Value Opportunities VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
R. Michael Creager, CFA	4	$1.70 billion	1	$134.7 billion	17	$1.44 billion
Brett P. Hawkins, CFA	5	$1.74 billion	3	$224.5 billion	28	$2.25 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
R. Michael Creager, CFA	0	$0	0	$0	0	$0
Brett P. Hawkins, CFA	0	$0	0	$0	0	$0
Conflict of Interest
TSW seeks to minimize actual or potential conflicts of interest that may arise from its management of the fund and management of non-fund accounts. TSW has designed and implemented policies and procedures to address (although may not eliminate) potential conflicts of interest, including, among others, performance based fees; hedge funds; aggregation, allocation, and best execution of orders; TSW’s Code of Ethics which requires personnel to act solely in the best interest of their clients and imposes certain restrictions on the ability of Access Persons to engage in personal securities transactions for their own account(s), and procedures to ensure soft dollar arrangements meet the necessary requirements of Section 28(e) of the Securities Exchange Act of 1934. TSW seeks to treat all clients fairly and to put clients’ interests first.
Compensation
TSW’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide incentive bonus awards that may significantly exceed base salary. Annually, the TSW Compensation Committee is responsible for determining the discretionary bonuses, utilizing an analytical and qualitative assessment process. While it is not a formulaic decision, factors used to determine compensation include: overall firm success, investment team performance and individual contribution. A portion of the bonus (up to 35%) may be deferred into TSW Funds, Perpetual stock, or a combination of the two.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Transamerica Asset Management, Inc. (“TAM”)
Transamerica 60/40 Allocation VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Kane Cotton, CFA	4	$193 million	5	$192 million	0	$0
E. Kele Evans, CFA	4	$193 million	5	$192 million	0	$0
Rufat Garalov, CFA	4	$193 million	5	$192 million	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Kane Cotton, CFA	0	$0	0	$0	0	$0
E. Kele Evans, CFA	0	$0	0	$0	0	$0
Rufat Garalov, CFA	0	$0	0	$0	0	$0
Compensation
The portfolio managers are compensated through a fixed salary and cash bonuses that are awarded for contributions to the firm. Generally, annually, the executive officers of TAM, in consultation with the other senior management, determine the bonus amounts for each portfolio manager. Bonuses may be a significant portion of a portfolio manager’s overall compensation. Bonuses are not guaranteed. Presently we have no deferred compensation arrangements.
Conflicts of Interest
It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the portfolio on the one hand and other accounts for which the portfolio managers are responsible on the other.
TAM has policies and procedures in place to mitigate potential conflicts of interest.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Transamerica T. Rowe Price Small Cap VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
David Corris, CFA	7	$15.79 billion	6	$5.62 billion	3	$15.38 million
Prashant Jeyaganesh, CFA	5	$10.74 billion	6	$976.67 million	2	$24.48 thousand
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
David Corris, CFA	0	$0	0	$0	0	$0
Prashant Jeyaganesh, CFA	0	$0	0	$0	0	$0
Conflict of Interest
Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, exchange-traded funds, business development companies, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, private funds, and common trust funds. T. Rowe Price also provides nondiscretionary advice to institutional investors in the form of delivery of model portfolios. Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. T. Rowe Price and the T. Rowe Price funds have adopted various compliance policies and procedures that seek to address and mitigate certain of the potential conflicts that T. Rowe Price and its investment personnel may face in this regard.
Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that they believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Investments made by a fund and the results achieved by a fund at any given time are not expected to be the same as those made by other funds for which T. Rowe Price acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a fund. This may be attributable to a wide variety of factors, including, but not limited to, large shareholder purchases or redemptions or specific investment restrictions.
The T. Rowe Price funds generally may not purchase shares of stock issued by T. Rowe Price Group, Inc. However, a T. Rowe Price Index Fund is permitted to make such purchases to the extent T. Rowe Price Group, Inc., is represented in the benchmark index the fund is designed to track. T. Rowe Price may execute securities transactions with, and the T. Rowe Price funds and other accounts managed by T. Rowe Price may invest in, the securities of the fund’s service providers. In addition, other T. Rowe Price accounts may use the same service providers as the T. Rowe Price funds for the same or different services.
T. Rowe Price and its affiliates furnish investment management and advisory services to numerous clients in addition to the T. Rowe Price funds, and T. Rowe Price or its affiliates may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that have performance or higher fees paid to T. Rowe Price), which may be the same as or different from those made to a T. Rowe Price fund. The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest by creating an incentive to favor accounts that pay higher fees, including performance fee accounts.
The same portfolio manager(s) could serve as portfolio manager to one or more Price mutual funds or ETFs. That portfolio manager may determine to have one Price mutual fund or ETF (Investing Fund) invest in another Price mutual fund or ETF (Underlying Fund) and may have incentives, such as to support an investment strategy or cash flow needs. Moreover, a situation could occur where the best interests of the Investing Fund could be adverse to the best interests of an Underlying Fund or vice versa. For example, conflicts could arise in voting proxies or purchasing or redeeming shares of the Underlying Fund in a manner beneficial to the Investing Fund but potentially detrimental to the Underlying Fund (or vice versa). The T. Rowe Price funds may be either an Investing Fund or Underlying Fund.
T. Rowe Price and the portfolio managers have a fiduciary duty to act in the best interests of each T. Rowe Price fund. Under the oversight of the Board and pursuant to applicable policies and procedures, T. Rowe Price will carefully analyze any such situation and take all steps it believes necessary to minimize and, where possible, eliminate potential conflicts. The Investing Fund’s or Underlying Fund’s activities may be limited or restricted because of laws and regulations applicable to T. Rowe Price, the T. Rowe Price fund, or applicable policies and procedures. For example, if a portfolio manager comes into possession of material, non-public information about an Investing Fund or Underlying Fund, the portfolio manager could potentially be restricted from transacting in either fund, which may adversely affect the T. Rowe Price fund. T. Rowe Price, its affiliates, and significant shareholders and any officer, director, shareholder, or employee may or may not have an interest in the securities whose purchase and sale T. Rowe Price recommends to the T. Rowe Price funds. In certain circumstances, a T. Rowe Price employee, officer, or director may serve on the board of a T. Rowe Price fund’s portfolio company. In addition, T. Rowe Price may refrain from rendering any advice or services concerning securities of companies of which any of T. Rowe Price’s (or its affiliates’ or significant shareholders’) officers, directors, or employees are directors or officers, or companies in which T. Rowe Price or any of its affiliates or significant shareholders or the officers, directors, and employees of any of them has any substantial interest or possesses material nonpublic information.
Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own private securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer. For example, a client may acquire a loan, loan participation, or loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities (or other assets, instruments, or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, is involved in a merger or acquisition or a going private transaction, decisions over the terms of any workout or transaction will raise conflicts of interests. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, as the securities they hold will likely have different voting rights, dividend or repayment priorities, or other features that could be in conflict with one another. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests.
In some cases, T. Rowe Price or its affiliates may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or to mitigate certain conflicts of interest or to prevent adverse regulatory actions or other implications for T. Rowe Price or its affiliates or may sell investments for certain clients, in such case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold. In other cases, T. Rowe Price or its affiliates may take actions in order to mitigate legal risks to T. Rowe Price or its affiliates, even if disadvantageous to a client.
Conflicts such as those described above may also occur between clients, on the one hand, and T. Rowe Price or its affiliates, on the other. These conflicts will not always be resolved in the favor of the client. In addition, conflicts may exist between different clients of T. Rowe Price or its affiliates. T. Rowe Price and one or more of its affiliates may operate autonomously from each other and may take actions that are adverse to other clients managed by an affiliate. In some cases, T. Rowe Price or its affiliates will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect T. Rowe Price or its affiliates’ clients. Additional potential conflicts may be inherent in our use of multiple strategies. Regulatory requirements may prohibit T. Rowe Price or its affiliates from investing in certain companies on behalf of some of their clients, including the T. Rowe Price funds, while at the same time not prohibiting T. Rowe Price or its affiliates from making those same investments on behalf of other clients that are not subject to such requirements. T. Rowe Price’s or its affiliates’ ability to negotiate certain rights or remedies or to take other actions on behalf of the T. Rowe Price funds with respect to an investment also may be limited in situations in which an affiliate of the T. Rowe Price funds (or certain other interested persons) have a direct or indirect interest in the same issuer. When permitted by applicable law, other clients of T. Rowe Price or its affiliates, on the one hand, and one or more T. Rowe Price funds, on the other hand, may invest in or extend credit to different classes of securities or different parts of the capital structure of a single issuer. T. Rowe Price or its affiliates may pursue rights; provide advice or engage in other activities; or refrain from pursuing rights, providing advice, or engaging in other activities, on behalf of themselves or one or more clients other than the T. Rowe Price funds with respect to an issuer in which a T. Rowe Price fund has invested, and such actions (or refraining from action) may have a material adverse effect on such T. Rowe Price fund. In addition, as a result of regulatory requirements or otherwise, in situations in which T. Rowe Price clients hold positions in multiple parts of the capital structure of an issuer, T. Rowe Price or its affiliates may not pursue certain actions that may otherwise be available. T. Rowe Price and its affiliates address these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, T. Rowe Price may determine to rely on one or more information barriers between different advisers, business units, or portfolio management teams or to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of a client. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and seek to take appropriate measures to ensure that the interests of all clients are fairly represented. As a result of the various conflicts and related issues described in this paragraph, a T. Rowe Price fund could sustain losses during periods in which T. Rowe Price or its affiliates and other clients of T. Rowe Price or its affiliates achieve profits generally or with respect to particular holdings or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed.
Compensation
The compensation structure for the T. Rowe Price funds’ portfolio managers consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.
Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International, and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered
Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.
All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group, and certain vice presidents of T. Rowe Price Group receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s).

Wellington Management Company LLP (“Wellington”)
Transamerica WMC US Growth VP
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Douglas McLane, CFA	11	$19.76 billion	12	$2.54 billion	13	$4.62 billion
David Siegle, CFA	10	$19.75 billion	9	$1.90 billion	13	$4.62 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Douglas McLane, CFA	0	$0	3	$604.45 million	2	$502.21 million
David Siegle, CFA	0	$0	0	$0	2	$502.21 million
Conflict of Interest
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The portfolio managers listed in the prospectus who are primarily responsible for the day-to-day management of the portfolio (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the portfolio. The Portfolio Managers make investment decisions for each account, including the portfolio, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the portfolio and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the portfolio.
The Portfolio Managers or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the portfolio, or make investment decisions that are similar to those made for the portfolio, both of which have the potential to adversely impact the portfolio depending on market conditions. For example, the Portfolio Managers may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Managers may purchase the same security for the portfolio and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the portfolio’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the portfolio. Messrs. Manning, McLane and Siegle also manage accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Managers are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Compensation
Wellington Management receives a fee based on the assets under management of each portfolio as set forth in the Investment Sub-advisory Agreement between Wellington Management and TAM on behalf of each portfolio. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the portfolio. The following information relates to the fiscal year ended December 31, 2024. Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the portfolio’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the portfolio (the “Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for the other Portfolio Manager is determined by the Portfolio Manager’s experience and performance in his role as Portfolio Manager. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the portfolio managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the relevant portfolio is linked to the gross pre-tax performance of a representative account managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one, three and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year.
The Portfolio Manager may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. McLane is a Partner.
Portfolio	Benchmark Index and/or Peer Group for Incentive Period
Transamerica WMC US Growth VP	Russell 1000® Growth Index
Ownership of Securities
As of December 31, 2025, the portfolio manager(s) did not beneficially own any shares of the portfolio(s), except as follows:
Portfolio Manager	Range of Securities Owned	Portfolio
Douglas McLane, CFA	$100,001 - $500,000	Transamerica WMC US Growth VP

Appendix C – Securities Lending Activities
(for the fiscal year ended December 31, 2025)
Transamerica Aegon Bond VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$468,295.57
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$6,467.18
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$3,552.94
Administrative fees not included in revenue split	$0.00
edgIndemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$399,730.45
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$409,750.57
Net income from securities lending activities	$58,545.00

Transamerica Aegon Core Bond VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$67,324.62
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$1,854.36
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$502.39
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$48,256.87
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$50,613.62
Net income from securities lending activities	$16,711.00

Transamerica Aegon High Yield Bond VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$1,089,874.02
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$26,005.40
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$7,783.40
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$821,401.22
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$855,190.02
Net income from securities lending activities	$234,684.00

Transamerica Aegon Sustainable Equity Income VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$50,976.23
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$785.23
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$353.55
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$43,040.45
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$44,179.23
Net income from securities lending activities	$6,797.00

Transamerica Aegon U.S. Government Securities VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$574,854.19
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$4,324.02
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$4,415.79
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$526,660.38
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$535,400.19
Net income from securities lending activities	$39,454.00

Transamerica BlackRock iShares Active Asset Allocation – Conservative VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$330,893.93
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$4,970.68
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$2,407.13
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$278,493.12
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$285,870.93
Net income from securities lending activities	$45,023.00

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$601,668.88
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$7,925.13
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$4,431.08
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$517,133.67
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$529,489.88
Net income from securities lending activities	$72,179.00

Transamerica BlackRock iShares Active Asset Allocation – Moderate VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$1,834,703.01
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$25,692.52
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$13,350.85
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$1,561,638.64
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$1,600,682.01
Net income from securities lending activities	$234,021.00

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$607,746.75
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$8,805.88
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$4,373.89
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$514,772.98
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$527,952.75
Net income from securities lending activities	$79,794.00

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$191,776.82
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$3,026.28
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$1,389.62
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$159,981.92
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$164,397.82
Net income from securities lending activities	$27,379.00

Transamerica BlackRock iShares Edge 40 VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$657,677.03
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$13,043.35
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$4,824.81
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$521,769.87
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$539,638.03
Net income from securities lending activities	$118,039.00

Transamerica BlackRock iShares Edge 50 VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$470,711.42
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$10,119.34
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$3,368.20
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$365,582.88
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$379,070.42
Net income from securities lending activities	$91,641.00

Transamerica BlackRock iShares Edge 75 VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$304,680.22
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$6,838.09
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$2,131.78
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$234,015.35
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$242,985.22
Net income from securities lending activities	$61,695.00

Transamerica BlackRock iShares Edge 100 VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$347,902.44
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$5,512.77
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$2,646.02
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$289,609.65
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$297,768.44
Net income from securities lending activities	$50,134.00

Transamerica BlackRock iShares Tactical – Balanced VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$846,945.33
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$9,821.40
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$6,313.01
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$741,956.92
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$758,091.33
Net income from securities lending activities	$88,854.00

Transamerica BlackRock iShares Tactical – Conservative VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$470,736.62
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$5,675.73
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$3,474.98
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$410,490.91
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$419,641.62
Net income from securities lending activities	$51,095.00

Transamerica BlackRock iShares Tactical – Growth VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$529,317.37
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$7,142.07
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$3,892.63
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$453,277.67
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$464,312.37
Net income from securities lending activities	$65,005.00

Transamerica BlackRock Real Estate Securities VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$129,530.89
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$3,845.66
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$822.18
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$90,081.05
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$94,748.89
Net income from securities lending activities	$34,782.00

Transamerica BlackRock Tactical Allocation VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$221,710.20
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$4,842.66
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$1,676.99
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$171,536.55
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$178,056.20
Net income from securities lending activities	$43,654.00

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	8,394,136.92
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$102,941.19
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$61,805.77
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$7,298,437.96
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$7,463,184.92
Net income from securities lending activities	$930,952.00

Transamerica Goldman Sachs Managed Risk – Conservative ETF VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$823,701.92
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$10,437.82
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$6,189.81
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$712,839.29
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$729,466.92
Net income from securities lending activities	$94,235.00

Transamerica Goldman Sachs Managed Risk – Growth ETF VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$3,184,097.80
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$37,921.07
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$23,525.75
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$2,779,215.98
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$2,840,662.80
Net income from securities lending activities	$343,435.00

Transamerica International Focus VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$33,456.84
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$1,362.55
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$166.22
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$19,665.07
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$21,193.84
Net income from securities lending activities	$12,263.00

Transamerica Janus Balanced VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$288,785.49
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$3,904.60
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$2,189.63
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$247,430.26
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$253,524.49
Net income from securities lending activities	$35,261.00

Transamerica Janus Mid-Cap Growth VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$118,368.46
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$2,955.67
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$792.98
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$87,737.81
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$91,486.46
Net income from securities lending activities	$26,882.00

Transamerica JPMorgan Enhanced Index VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$7,532.31
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$415.17
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$31.58
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$3,348.56
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$3,795.31
Net income from securities lending activities	$3,737.00

Transamerica JPMorgan Tactical Allocation VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$131,117.72
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$2,341.15
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$913.99
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$106,721.58
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$109,976.72
Net income from securities lending activities	$21,141.00

Transamerica Madison Diversified Income VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$14,314.97
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$119.30
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$110.20
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$12,988.47
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$13,217.97
Net income from securities lending activities	$1,097.00

Transamerica Market Participation Strategy VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$1,310,116.38
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$10,075.48
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$9,982.00
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$1,198,596.90
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$1,218,654.38
Net income from securities lending activities	$91,462.00

Transamerica Morgan Stanley Capital Growth VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$235,546.40
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$3,486.72
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$1,712.77
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$198,275.91
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$203,475.40
Net income from securities lending activities	$32,071.00

Transamerica Morgan Stanley Global Allocation VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$94,391.07
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$4,356.24
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$480.09
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$49,844.74
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$54,681.07
Net income from securities lending activities	$39,710.00

Transamerica Multi-Managed Balanced VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$67,002.71
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$752.48
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$496.65
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$58,952.58
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$60,201.71
Net income from securities lending activities	$6,801.00

Transamerica PineBridge Inflation Opportunities VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$23,040.15
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$254.43
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$171.79
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$20,297.93
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$20,724.15
Net income from securities lending activities	$2,316.00

Transamerica Small/Mid Cap Value VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$157,714.87
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$8,098.47
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$760.09
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$76,554.31
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$85,412.87
Net income from securities lending activities	$72,302.00

Transamerica T. Rowe Price Small Cap VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$239,851.06
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$7,796.22
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$1,398.90
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$160,351.94
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$169,547.06
Net income from securities lending activities	$70,304.00

Transamerica TSW International Equity VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$54,244.02
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$2,412.19
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$275.66
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$29,790.17
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$32,478.02
Net income from securities lending activities	$21,766.00

Transamerica TSW Mid Cap Value Opportunities VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$29,028.27
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$451.22
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$203.50
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$24,196.55
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$24,851.27
Net income from securities lending activities	$4,177.00

Transamerica WMC US Growth VP
Gross income from securities lending activities (including income from cash collateral reinvestment)	$706.48
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$4.25
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$5.31
Administrative fees not included in revenue split	$0.00
Indemnification fees not included in revenue split	$0.00
Rebate (paid to borrower)	$658.92
Other fees not included in revenue split	$0.00
Aggregate fees/compensation for securities lending activities	$668.48
Net income from securities lending activities	$38.00

TRANSAMERICA SERIES TRUST
OTHER INFORMATION
PART C
Item 28 Exhibits
List all exhibits filed as part of the Registration Statement.
(a)	Amended and Restated Declaration of Trust, filed with Post-Effective Amendment No. (“PEA”) 133 to the Registration Statement on February 12, 2016
(a)(1)	Amendment No. 1 dated March 11, 2021 to Amended and Restated Declaration of Trust, filed with PEA 167 on April 30, 2021
(a)(2)	Schedule A and Schedule B dated November 1, 2025 to the Amended and Restated Declaration of Trust, filed herein
(b)	Bylaws of Registrant filed with PEA No. 72 on April 29, 2008
(c)	n/a
(d)(1)	Management Agreement dated March 1, 2016 between Registrant and Transamerica Asset Management, Inc. (“TAM”), filed with PEA 134 on March 18, 2016
(d)(1)(i)	Amended Schedule A dated November 1, 2025, filed herein
(d)(2)	Management Agreement dated March 1, 2016 between TAM and Transamerica Cayman BlackRock Global Allocation VP, Ltd., filed with PEA 167 on April 30, 2021
(d)(2)(i)	Amendment dated May 1, 2020 to Management Agreement for Transamerica Cayman Morgan Stanley Global Allocation VP, Ltd., filed with PEA 167 on April 30, 2021
Sub-Advisory Agreements
(d)(3)
Sub-Advisory Agreement dated July 1, 2025 between TAM and J.P. Morgan Investment Management Inc. on behalf of
Transamerica JPMorgan Asset Allocation VP Portfolios, Transamerica JPMorgan Enhanced Index VP, Transamerica
JPMorgan Multi-Managed Balanced VP and Transamerica JPMorgan Tactical Allocation VP, filed herein

(i)	Amendment dated November 1, 2025 to Sub-Advisory Agreement, filed herein
(d)(4)	Sub-Advisory Agreement dated May 1, 1999 between TAM and T. Rowe Price Associates, Inc. on behalf of Transamerica T. Rowe Price Small Cap VP, filed with PEA 36 on April 27, 1999
(i)	Amendment dated April 13, 2016 to Sub-Advisory Agreement, filed with PEA 136 on April 27, 2016
(d)(5)	Sub-Advisory Agreement dated May 1, 2002 between TAM and Morgan Stanley Investment Management Inc., filed with PEA 50 on April 30, 2002
(i)	Amendment dated May 1, 2016 to Sub-Advisory Agreement, filed with PEA 172 on February 23, 2024
(ii)	Amendment dated May 1, 2020 to Sub-Advisory Agreement, filed with PEA 159 on April 29, 2020
(vii)
Amendment dated November 1, 2023 to Sub-Advisory Agreement on behalf of Transamerica Morgan Stanley Capital
Growth VP and Transamerica Morgan Stanley Global Allocation VP, filed with PEA 172 on February 23, 2024

(ix)
Delegation Agreement dated October 1, 2025 between Morgan Stanley Investment Management Inc. and Morgan Stanley
Investment Management Limited on behalf of Transamerica Morgan Stanley Global Allocation VP, filed herein

(d)(6)
Amended and Restated Sub-Advisory Agreement dated July 1, 2024 between TAM and Systematic Financial Management
L.P. on behalf of Transamerica Small/Mid Cap Value VP, filed with PEA 175 on April 30, 2025

(d)(7)	Sub-Advisory Agreement dated December 12, 2024 between TAM and Sands Capital Management, LLC on behalf of Transamerica International Focus VP, filed with PEA 174 on February 24, 2025
(d)(8)	Sub-Advisory Agreement dated March 22, 2011 between TAM and Aegon USA Investment Management, LLC, filed with PEA 95 on April 29, 2011
(i)	Amendment dated December 15, 2014 to Sub-Advisory Agreement, filed with PEA 175 on April 30, 2025
(ii)	Amendment dated October 1, 2015 to Sub-Advisory Agreement, filed with PEA 172 on February 23, 2024
(iii)
Amendment dated November 1, 2023 to Sub-Advisory Agreement on behalf of Transamerica Aegon Bond VP, Transamerica
Aegon Core Bond VP, Transamerica Aegon High Yield Bond VP, Aegon U.S. Government Securities VP and Transamerica
Multi-Managed Balanced VP, filed with PEA 172 on February 23, 2024

(d)(9)	Sub-Advisory Agreement dated May 1, 2009 between TAM and ProFund Advisors LLC on behalf of Transamerica ProFund UltraBear VP, filed with PEA 80 on April 30, 2009
(i)	Amendment dated May 4, 2022 to Sub-Advisory Agreement, filed with PEA 170 on February 24, 2023
(d)(10)	Sub-Advisory Agreement dated April 9, 2010 between TAM and Wellington Management Company, LLC on behalf of Transamerica WMC US Growth VP, filed with PEA 91 on April 28, 2010
(i)	Amendment dated May 13, 2016 to Sub-Advisory Agreement, filed with PEA 172 on February 23, 2024
(ii)	Amendment dated March 4, 2022 to Sub-Advisory Agreement, filed with PEA 169 on April 29, 2022
(d)(11)	Sub-Advisory Agreement dated December 1, 2023 between TAM and Madison Asset Management, LLC on behalf of Transamerica Madison Diversified Income VP, filed with PEA 172 on February 23, 2024
(d)(12)
Sub-Advisory Agreement dated May 30, 2017 between TAM and Janus Henderson Investors US LLC on behalf of
Transamerica Janus Balanced VP and Transamerica Janus Mid-Cap Growth VP, filed with PEA 145 on January 11, 2018

(i)	Amendment dated October 1, 2015 to Sub-Advisory Agreement, filed with PEA 136 on April 27, 2016
(ii)	Amendment dated November 1, 2024 to Sub-Advisory Agreement, filed with PEA 175 on April 30, 2025
(d)(13)	Sub-Advisory Agreement dated September 17, 2012 between TAM and PGIM Quantitative Solutions LLC on behalf of Transamerica Market Participation Strategy VP, filed with PEA 114 on September 7, 2012
(i)	Amendment dated October 1, 2015 to Sub-Advisory Agreement, filed with PEA 172 on February 23, 2024
(d)(14)
Sub-Advisory Agreement dated January 23, 2023 between TAM and Thompson, Siegel &Walmsley LLC on behalf of
Transamerica TSW International Equity VP and Transamerica Small/Mid Cap Value VP, filed with PEA 170 on February 24,
2023

(i)	Amendment dated May 1, 2024 on behalf of Transamerica Mid Cap Value Opportunities VP to Sub-Advisory Agreement, filed with PEA 173 on April 29, 2024
(d)(15)	Sub-Advisory Agreement dated December 1, 2020 between TAM and Aegon Asset Management UK plc on behalf of Transamerica Aegon Sustainable Equity Income VP, filed with PEA 164 on November 30, 2020
(d)(16)
Sub-Advisory Agreement dated July 1, 2025 between TAM and BlackRock Investment Management, LLC on behalf of
Transamerica BlackRock Government Money Market VP, Transamerica BlackRock iShares Active Asset Allocation and
Dynamic Allocation VP Portfolios, Transamerica BlackRock iShares Edge VP Portfolios, Transamerica BlackRock iShares
Tactical VP Portfolios, Transamerica BlackRock Real Estate Securities VP and Transamerica BlackRock Tactical Allocation
VP, filed herein

(i)
Sub-Sub-Advisory Agreement dated November 1, 2018 between BlackRock Investment Management, LLC and BlackRock
International Limited, filed with PEA 150 on February 26, 2019 on behalf of Transamerica BlackRock Real Estate Securities
VP

(ii)
Sub-Sub-Advisory Agreement dated November 1, 2018 between BlackRock Investment Management, LLC and BlackRock
(Singapore) Limited, filed with PEA 150 on February 26, 2019 on behalf of Transamerica BlackRock Real Estate Securities
VP

(d)(17)
Sub-Advisory Agreement dated May 1, 2020 between TAM and Morgan Stanley Investment Management Inc. on behalf of
Transamerica Cayman Morgan Stanley Global Allocation VP, Ltd., filed with PEA 167 on April 30, 2021

(d)(18)
Sub-Advisory Agreement dated November 10, 2014 between TAM and Milliman Financial Risk Management LLC on behalf of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP and Transamerica American Funds
Managed Risk VP, filed with PEA 127 on November 7, 2014

(i)	Amendment dated October 1, 2015 to Sub-Advisory Agreement, filed with PEA 134 on March 18, 2016
(ii)	Amendment dated July 1, 2015 to Sub-Advisory Agreement, dated November 10, 2014 filed with PEA 136 on April 27, 2016
(iii)	Amendment dated November 1, 2022 to Sub-Advisory Agreement filed with PEA 172 on February 23, 2024
(d)(19)	Sub-Advisory Agreement dated December 30, 2025 between TAM and PineBridge Investments LLC on behalf of Transamerica PineBridge Inflation Opportunities VP, filed herein
(d)(20)
Sub-Advisory Agreement dated April 18, 2017 between TAM and SSGA Funds Management, Inc. on behalf of Transamerica
International MSCI EAFE Index VP and Transamerica S&P 500 Equity Index VP, filed with PEA 139 on April 28, 2017

(i)	Amendment dated May 1, 2020 to Sub-Advisory Agreement, filed with PEA 167 on April 30, 2021
(d)(21)	Sub-Advisory Agreement dated July 7, 2017 between TAM and Goldman Sachs Asset Management, L.P., filed with PEA 142 on September 29, 2017
(i)	Amendment dated May 1, 2020 to Sub-Advisory Agreement, filed with PEA 159 on April 29, 2020
(ii)
Amendment dated November 1, 2022 to Sub-Advisory Agreement on behalf of Transamerica Goldman Sachs 70/30
Allocation VP, Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed
Risk – Conservative ETF VP and Transamerica Goldman Sachs Managed Risk – Growth ETF VP filed with PEA 170 on
February 24, 2023

(d)(22)	Sub-Advisory Agreement dated April 4, 2023 between TAM and Great Lakes Advisors, LLC on behalf of Transamerica Great Lakes Advisors Large Cap Value VP, filed with PEA 171 on April 28, 2023
(e)	Amended and Restated Distribution Agreement dated November 1, 2007, filed with PEA 72 on April 29, 2008
(e)(i)	Amendment dated May 1, 2008 to Distribution Agreement, filed with PEA 73 on August 25, 2008
(e)(ii)	Amended Schedule I dated November 1, 2025, filed herein
(f)	n/a
(g)(1)	Custody Agreement dated January 1, 2011 between Registrant and State Street Bank and Trust Company, filed with Transamerica Funds PEA 126 on April 29, 2011 (Registration Nos. 033-02659 and 811-04556)
(g)(1)(i)	Amendment dated December 17, 2012 to Custody Agreement, filed with Transamerica Funds PEA 170 on February 12, 2013 (Registration Nos. 033-02659 and 811-04556)
(g)(1)(ii)	Amendment dated December 18, 2023 (effective January 1, 2024) to Custody Agreement, filed with PEA 175 on April 30, 2025
(g)(1)(iii)	Amendment dated March 27, 2026 (effective February 1, 2026) to Custody Agreement, filed herein
(g)(1)(iv)	Amended Appendix A-1 (Mutual Funds) dated February 13, 2026 to Custody Agreement, filed herein

(g)(2)	Custody Agreement (Cayman) dated September 22, 2010 between Registrant and State Street Bank and Trust Company, filed with PEA 197 on April 30, 2021
(g)(2)(i)	Amendment dated July 19, 2011 to Custody Agreement (Cayman), filed with PEA 197 on April 30, 2021
(g)(2)(ii)	Amendment dated August 24, 2011 to Custody Agreement (Cayman), filed with PEA 197 on April 30, 2021
(g)(2)(iii)	Amendment dated December 17, 2012 to Custody Agreement (Cayman), filed with PEA 197 on April 30, 2021
(g)(2)(iv)	Amendment dated March 31, 2021 to Custody Agreement (Cayman), filed with PEA 197 on April 30, 2021
(g)(2)(v)	Amendment dated March 27, 2026 (effective February 1, 2026) to Custody Agreement (Cayman), filed herein
(h)(1)	Intercompany Agreement dated March 1, 2016 between TAM and Transamerica Fund Services, Inc. (“TFS”) on behalf of the Registrant, filed with PEA 134 on March 18, 2016
(h)(2)	Transfer Agency Agreement as amended through May 1, 2008, filed with PEA 80 on April 30, 2009
(h)(3)	Amended and Restated Expense Limitation Agreement dated as of May 1, 2005 and amended and restated as of May 1, 2024, filed with PEA 173 on April 29, 2024
(h)(3)(i)	Schedules A and B dated May 1, 2026 to Amended and Restated Expense Limitation Agreement, filed herein
(h)(4)	Participation Agreement between TST and Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company, filed with PEA 173 on April 29, 2024
(h)(4)(i)	Amendment dated November 10, 2014, filed with PEA 130 on April 28, 2015
(h)(4)(ii)	Amendment dated May 1, 2022, filed with PEA 173 on April 29, 2024
(h)(4)(iii)	Amendment dated July 1, 2024, filed with PEA 175 on April 30, 2025
(h)(4)(iv)	Updated Schedule A dated May 1, 2026, filed herein
(h)(5)(1)	Master Sub-Administration Agreement dated December 17, 2012 between TFS and State Street Bank and Trust Company, filed with PEA 116 on February 13, 2013
(h)(5)(1)(i)
Amendment 1 dated July 1, 2013 and Amendment 2 dated July 14, 2015 to the Master Sub-Administration Agreement, filed with Transamerica Funds PEA 316 on February 29, 2024 (Registration Nos. 033-02659 and 811-04556)

(h)(5)(1)(ii)	Novation Agreement dated April 7, 2016 on behalf of Master Sub-Administration Agreement, filed with Transamerica Funds PEA 230 on September 29, 2016 (Registration Nos. 033-02659 and 811-04556)
(h)(5)(1)(iii)	Amendment dated December 19, 2017 to Master Sub-Administration Agreement, filed with PEA 175 on April 30, 2025
(h)(5)(1)(iv)	Amendment dated December 18, 2023 (effective January 1, 2024) to Master Sub-Administration Agreement, filed with PEA 175 on April 30, 2025
(h)(5)(1)(v)	Amendment dated June 24, 2024 (effective July 1, 2024) to Master Sub-Administration Agreement, filed herein
(h)(5)(1)(vi)	Amendment dated March 27, 2026 (effective February 1, 2026) to Master Sub-Administration Agreement, filed herein
(h)(5)(1)(vii)	Amended Schedule A dated February 13, 2026 to Master Sub-Administration Agreement, filed herein
(h)(5)(2)	Master Sub-Administration Agreement (Cayman) dated December 17, 2012, filed with PEA 167 on April 30, 2021
(h)(5)(2)(i)	Amended Schedule A (Cayman) dated May 1, 2020, filed with PEA 167 on April 30, 2021
(h)(5)(2)(ii)	Amendment dated March 27, 2026 (effective February 1, 2026) to Master Sub-Administration Agreement (Cayman), filed herein
(h)(6)(i)	Investing Agreement pursuant to Rule 12d1-4 – BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, filed with PEA 169 on April 29, 2022
(h)(6)(ii)	Investing Agreement pursuant to Rule 12d1-4 – American Funds Insurance Series and Capital Research and Management Company, filed with PEA 169 on April 29, 2022
(h)(6)(iii)	Investing Agreement pursuant to Rule 12d1-4 – Vanguard Funds, filed with PEA 169 on April 29, 2022
(h)(6)(iv)	Investing Agreement pursuant to Rule 12d1-4 – Global X Funds, filed with PEA 169 on April 29, 2022
(h)(6)(v)
Investing Agreement pursuant to Rule 12d1-4 – Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust
II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively
Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust, filed with PEA
169 on April 29, 2022

(h)(6)(vi)	Investing Agreement pursuant to Rule 12d1-4 – ALPS ETF Trust, filed with PEA 169 on April 29, 2022
(h)(6)(vii)	Investing Agreement pursuant to Rule 12d1-4 – VanEck ETF Trust, filed with PEA 169 on April 29, 2022
(h)(6)(viii)	Investing Agreement pursuant to Rule 12d1-4 – WisdomTree Trust, filed with PEA 169 on April 29, 2022
(h)(6)(ix)	Investing Agreement pursuant to Rule 12d1-4 – Schwab Strategic Trust, filed with PEA 169 on April 29, 2022
(h)(6)(x)	Investing Agreement pursuant to Rule 12d1-4 – The Select Sector SPDR Trust, filed with PEA 169 on April 29, 2022
(h)(6)(xi)	Investing Agreement pursuant to Rule 12d1-4 – SPDR Series Trust, SPDR Index Shares Funds and SSGA Active Trust, filed with PEA 169 on April 29, 2022
(h)(6)(xii)	Investing Agreement pursuant to Rule 12d1-4 – SPDR S&P 500 ETF Trust and SPDR Dow Jones Industrial Average ETF Trust, filed with PEA 169 on April 29, 2022
(i)	Legal Opinion, filed herein
(j)	Consent of Independent Registered Public Accounting Firm, filed herein

(k)	n/a
(l)	n/a
(m)	Amended and Restated Plan of Distribution under Rule 12b-1 dated November 1, 2007, filed with PEA 72 on April 29, 2008
(m)(i)	Amendment dated May 1, 2008 to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, filed with PEA 73 on August 25, 2008
(m)(ii)	Amended Schedule A dated November 1, 2025 to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, filed herein
(n)	Multiple Class Plan dated January 22, 2009, filed with PEA 80 on April 30, 2009
(o)	Reserved
(p)	Code of Ethics
(p)(1)	Joint Transamerica Series Trust, Transamerica Funds and Transamerica Asset Management, Inc., filed with PEA 175 on April 30, 2025
SUB-ADVISERS CODE OF ETHICS
(p)(2)
T. Rowe Price Associates, Inc., filed herein
(p)(3)
Sands Capital Management, LLC, filed herein
(p)(4)
J.P Morgan Investment Management, Inc., filed with PEA 175 on April 30, 2025
(p)(5)
Morgan Stanley Investment Management Inc., filed herein
(p)(6)
BlackRock Investment Management, LLC, filed herein
(p)(7)
Aegon USA Investment Management, LLC and Aegon Asset Management UK plc, filed herein
(p)(8)
ProFund Advisors LLC, filed herein
(p)(9)
Wellington Management Company, LLP, filed herein
(p)(10)
Madison Asset Management, LLC, filed herein
(p)(11)
Systematic Financial Management, LP, filed with PEA 175 on April 30, 2025
(p)(12)
Janus Henderson Investors US LLC, filed herein
(p)(13)
PGIM Quantitative Solutions LLC, filed with PEA 171 on April 28, 2023
(p)(14)
Thompson, Siegel & Walmsley, LLC, filed herein
(p)(15)
Milliman Financial Risk Management LLC, filed with PEA 175 on April 30, 2025
(p)(16)
PineBridge Investments LLC, filed herein
(p)(17)
SSGA Funds Management, Inc., filed herein
(p)(18)
Goldman Sachs Asset Management, L.P., filed herein
(p)(19)
Great Lakes Advisors, LLC, filed herein
(q)
Power of Attorney, filed herein
EX-101.INS XBRL Instance Document – the instance document does not appear in the Interative Data File because its XBRL tags are embedded within the inline XBRL document.
EX-101.SCH XBRL Taxonomy Extension Schema Document
EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE XBRL Taxonomy Extension Presentation Linkbase
Item 29 Persons Controlled by or under Common Control with the Registrant
To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.
Item 30 Indemnification
Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Amended and Restated Declaration of Trust and Bylaws, which are incorporated herein by reference.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to Trustees, officers and controlling persons, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31 Business and Other Connections of Investment Adviser
See “Shareholder Information — Investment Adviser” in the Prospectus and “Investment Advisory and Other Services — The Investment Adviser” in the Statement of Additional Information for information regarding Transamerica Asset Management, Inc. (“TAM”). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of TAM, reference is made to TAM’s current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-53319; CRD No. 107376).
With respect to information regarding each sub-adviser, reference is hereby made to “Shareholder Information — Sub-Adviser(s)” in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of each sub-adviser, reference is made to the current Form ADVs of each sub-adviser filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

Aegon Asset Management UK plc File No. 801-111656 CRD No. 289505	Morgan Stanley Investment Management Inc. File No. 801-15757 CRD No. 110353
Aegon USA Investment Management, LLC File No. 801-60667 CRD No. 114537	PineBridge Investments LLC File No. 801-18759 CRD No. 105926
BlackRock Investment Management, LLC File No. 801-56972 CRD No. 108928	ProFund Advisors LLC File No. 801-18759 CRD No. 105926
BlackRock International Limited File No. 801-51087 CRD No. 106843	PGIM Quantitative Solutions LLC File No. 801-62692 CRD No. 129752
BlackRock (Singapore) Limited File No. 801-76926 CRD No. 164594	Sands Capital Management, LLC File No. 801-64820 CRD No. 137610
Goldman Sachs Asset Management, L.P. File No. 801-37591 CRD No. 107738	SSGA Funds Management, Inc. File No. 801-60103 CRD No. 111242
Great Lakes Advisors, LLC File No. 801-16937 CRD No. 110757	Systematic Financial Management, L.P. File No. 801-48908 CRD No. 106146
Janus Henderson Investors US LLC File No. 801-13991 CRD No. 104652	Thompson, Siegel & Walmsley LLC File No. 801-6273 CRD No. 105726
J.P. Morgan Investment Management Inc. File No. 801-21011 CRD No. 107038	T. Rowe Price Associates, Inc. File No. 801-856 CRD No. 105496
Madison Asset Management, LLC File No. 801-13991 CRD No. 130874	Wellington Management Company, LLP File No. 812-15908 CRD No. 106595
Milliman Financial Risk Management LLC File No. 801-73056 CRD No. 159377
Item 32 Principal Underwriter
(a)
The Registrant has entered into an Underwriting Agreement with Transamerica Capital, LLC (“TCL”), whose address is 1801 California Street, Suite 5200, Denver, Colorado, 80202 to act as the principal underwriter of Portfolio shares.
(b)
Directors and Officers of TCL:

Name	Positions and Offices with Underwriter	Positions and Offices with Registrant
Timothy Ackerman	Manager, President, Asset Management Distribution	N/A
Brian Beitzel	Manager, Chief Financial Officer, Treasurer	N/A
David Cheung	Assistant Secretary	N/A
Jonathan Cressman	President, Annuity Distribution	N/A
Daniel Goodman	Secretary	N/A
Mark Halloran	Manager, Vice President	N/A
Doug Hellerman	Chief Compliance Officer, Vice President	N/A
Jennifer Pearce	Vice President	N/A

Item 33 Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of Transamerica Asset Management, Inc. and Transamerica Fund Services, Inc. at their offices at 1801 California Street, Suite 5200, Denver, CO 80202 or at the offices of the Portfolios’ custodian, State Street Bank and Trust Company, One Congress Street, Boston, MA 02114.
Item 34 Management Services
Not applicable
Item 35 Undertakings
Not applicable

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 176 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 30th day of April, 2026.
TRANSAMERICA SERIES TRUST
By:	/s/ Marijn P. Smit
Marijn P. Smit Trustee, President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	April 30, 2026
/s/ Sandra N. Bane Sandra N. Bane*	Trustee	April 30, 2026
/s/ Kent Callahan Kent Callahan*	Trustee	April 30, 2026
/s/ Leo J. Hill Leo J. Hill*	Trustee	April 30, 2026
/s/ Kathleen T. Ives Kathleen T. Ives*	Trustee	April 30, 2026
/s/ Lauriann C. Kloppenburg Lauriann C. KIoppenburg*	Trustee	April 30, 2026
/s/ Fredric A. Nelson III Fredric A. Nelson III*	Trustee	April 30, 2026
/s/ John E. Pelletier John E. Pelletier*	Trustee	April 30, 2026
/s/ Kevin A. Simonoff Kevin A. Simonoff*	Trustee	April 30, 2026
/s/ John W. Waechter John W. Waechter*	Trustee	April 30, 2026
/s/ Kari Seabrands Kari Seabrands	Treasurer (Principal Financial Officer and Principal Accounting Officer)	April 30, 2026
* By:/s/ Dennis P. Gallagher Dennis P. Gallagher** **Attorney-in-fact pursuant to Power of Attorney as filed herein.	Chief Legal Officer and Secretary	April 30, 2026

Exhibits Filed With
Post-Effective Amendment No. 176
to
Registration Statement on
Form N-1A
Transamerica Series Trust
Registration No. 033-00507
EXHIBIT INDEX
Exhibit Number	Description of Exhibit
(a)(2)	Schedule A and Schedule B dated November 1, 2025 to the Amended and Restated Declaration of Trust
(d)(1)(i)	Amended Schedule A dated November 1, 2025 to Management Agreement
(d)(3)	Sub-Advisory Agreement dated July 1, 2025 between TAM and J.P. Morgan Investment Management Inc.
(d)(3)(i)	Amendment dated November 1, 2025 to Sub-Advisory Agreement between TAM and J.P. Morgan Investment Management Inc.
(d)(5)(ix)
Delegation Agreement dated October 1, 2025 between Morgan Stanley Investment Management Inc. and Morgan Stanley
Investment Management Limited on behalf of Transamerica Morgan Stanley Global Allocation VP

(d)(16)	Sub-Advisory Agreement dated July 1, 2025 between TAM and BlackRock Investment Management, LLC
(d)(19)	Sub-Advisory Agreement dated December 30, 2025 between TAM and PineBridge Investments LLC
(e)(ii)	Amended Schedule I dated November 1, 2025 to Distribution Agreement
(g)(1)(iii)	Amendment dated March 27, 2026 (effective February 1, 2026) to Custody Agreement
(g)(1)(iv)	Amended Appendix A-1 dated February 13, 2026 to Custody Agreement
(g)(2)(v)	Amendment dated March 27, 2026 (effective February 1, 2026) to Custody Agreement (Cayman)
(h)(3)(i)	Schedules A and B dated May 1, 2026 to Amended and Restated Expense Limitation Agreement
(h)(4)(iv)	Updated Schedule A dated May 1, 2026 to Participation Agreement between TST, Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company
(h)(5)(1)(v)	Amendment dated June 24, 2024 (effective July 1, 2024) to Master Sub-Administration Agreement
(h)(5)(1)(vi)	Amendment dated March 27, 2026 (effective February 1, 2026) to Master Sub-Administration Agreement
(h)(5)(1)(vii)	Amended Schedule A dated February 13, 2026 to Master Sub-Administration Agreement
(h)(5)(2)(ii)	Amendment dated March 27, 2026 (effective February 1, 2026) to Master Sub-Administration Agreement (Cayman)
(i)	Legal Opinion
(j)	Consent of Independent Registered Public Accounting Firm
(m)(ii)	Amended Schedule A dated November 1, 2025 to Amended and Restated Plan of Distribution under Rule 12b-1
(p)(2)	Code of Ethics – T. Rowe Price Associates, Inc.
(p)(3)	Code of Ethics – Sands Capital Management, LLC
(p)(5)	Code of Ethics – Morgan Stanley Investment Management Inc.
(p)(6)	Code of Ethics – BlackRock Investment Management, LLC
(p)(7)	Code of Ethics – Aegon USA Investment Management, LLC and Aegon Asset Management UK plc
(p)(8)	Code of Ethics – ProFund Advisors LLC
(p)(9)	Code of Ethics – Wellington Management Company, LLP
(p)(10)	Code of Ethics – Madison Asset Management, LLC
(p)(12)	Code of Ethics – Janus Henderson Investors US LLC
(p)(14)	Code of Ethics – Thompson, Siegel & Walmsley LLC
(p)(16)	Code of Ethics – PineBridge Investments LLC
(p)(17)	Code of Ethics – SSGA Funds Management, Inc.
(p)(18)	Code of Ethics – Goldman Sachs Asset Management, L.P.
(p)(19)	Code of Ethics – Great Lakes Advisers, LLC
(q)	Power of Attorney